                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07725
                                   ---------------------------------------------

                               SEASONS SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ    07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                             Robert M. Zakem, ESQ.
                     Senior Vice President & General Counsel
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                    ----------------------------

Date of fiscal year end: March 31
                         ----------------------------

Date of reporting period: March 31, 2004
                          ----------------------------

Item 1. Reporting to Shareholders

        Seasons Series Trust, Annual Report at March 31, 2004.

SEASONS SERIES TRUST


ANNUAL REPORT

MARCH 31, 2004


[SEASONS FAMILY A NEW WAY TO LOOK AT MONEY(TM) LOGO]

TABLE OF CONTENTS

  SHAREHOLDER LETTER                                                           1

  PORTFOLIO INFORMATION                                                        2

  SEASONS STRATEGIES
  Multi-Managed Growth Portfolio                                               2
  Multi-Managed Moderate Growth Portfolio                                     20
  Multi-Managed Income/Equity Portfolio                                       40
  Multi-Managed Income Portfolio                                              60
  Asset Allocation: Diversified Growth Portfolio                              80
  Stock Portfolio                                                            103

  SEASONS SELECT
  Large Cap Growth Portfolio                                                 107
  Large Cap Composite Portfolio                                              114
  Large Cap Value Portfolio                                                  127
  Mid Cap Growth Portfolio                                                   137
  Mid Cap Value Portfolio                                                    152
  Small Cap Portfolio                                                        167
  International Equity Portfolio                                             209
  Diversified Fixed Income Portfolio                                         234
  Cash Management Portfolio                                                  243
  Focus Growth Portfolio                                                     245
  Focus TechNet Portfolio                                                    247
  Focus Growth and Income Portfolio                                          249
  Focus Value Portfolio                                                      252

  STATEMENT OF ASSETS AND LIABILITIES                                        255
  STATEMENT OF OPERATIONS                                                    258
  STATEMENT OF CHANGES IN NET ASSETS                                         261
  NOTES TO FINANCIAL STATEMENTS                                              268
  FINANCIAL HIGHLIGHTS                                                       289
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                    295
  TRUSTEE INFORMATION                                                        296
  SHAREHOLDERS TAX INFORMATION                                               297
  COMPARISONS: PORTFOLIOS VS. INDEXES                                        299

DEAR INVESTOR:

   We are pleased to present the semiannual report for the SEASONS SERIES TRUST, the underlying investment for the SEASONS FAMILY OF VARIABLE ANNUITIES issued by AIG SunAmerica Life Assurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2004.

   If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

   Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,


/s/ Jay S. Wintrob
Jay S. Wintrob
PRESIDENT AND CHIEF EXECUTIVE OFFICER,
AIG SUNAMERICA LIFE ASSURANCE COMPANY

May 7, 2004

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 69.7%

CONSUMER DISCRETIONARY -- 4.7%

APPAREL & TEXTILES -- 1.6%
Coach, Inc.+                                                                                12,800   $       524,672
Nike, Inc., Class B                                                                         23,135         1,801,522

AUTOMOTIVE -- 0.9%
Advanced Auto Parts, Inc.+                                                                  21,105           858,340
Cummins, Inc.                                                                                7,000           409,150

RETAIL -- 2.2%
Chico's FAS, Inc.+                                                                           8,800           408,320
Federated Department Stores, Inc.                                                            4,000           216,200
Home Depot, Inc.                                                                             5,800           216,688
Kohl's Corp.+                                                                               14,935           721,809
Ross Stores, Inc.                                                                            5,000           153,050
Target Corp.                                                                                 4,000           180,160
Wal-Mart Stores, Inc.                                                                        7,000           417,830
Williams-Sonoma, Inc.+                                                                      14,700           502,740
Yankee Candle Co., Inc.+                                                                    11,600           319,928
                                                                                                     ---------------
                                                                                                           6,730,409
                                                                                                     ---------------

CONSUMER STAPLES -- 1.1%

FOOD, BEVERAGE & TOBACCO -- 0.6%
Altria Group, Inc.                                                                           5,200           283,140
Coca-Cola Co.                                                                                6,600           331,980
Wm. Wrigley Jr. Co.                                                                          2,500           147,800

HOUSEHOLD & PERSONAL PRODUCTS -- 0.5%
Estee Lauder Cos., Inc., Class A                                                             5,200           230,568
Gillette Co.                                                                                 5,000           195,500
Procter & Gamble Co.                                                                         2,900           304,152
                                                                                                     ---------------
                                                                                                           1,493,140
                                                                                                     ---------------

EDUCATION -- 0.4%

EDUCATION -- 0.4%
Apollo Group, Inc., Class A+                                                                 7,200           619,992
                                                                                                     ---------------

ENERGY -- 3.7%

ENERGY SERVICES -- 2.0%
BJ Services Co.+                                                                            23,965         1,036,966
Patterson-UTI Energy, Inc.+                                                                  4,500           159,345
Pride International, Inc.+                                                                  10,100           172,306
Smith International, Inc.+                                                                  13,600           727,736
Southern Co.                                                                                 5,400           164,700
Suncor Energy, Inc.                                                                         23,335           638,212

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES -- 1.7%
Burlington Resources, Inc.                                                                   8,400   $       534,492
EOG Resources, Inc.                                                                          7,900           362,531
Exxon Mobil Corp.                                                                           12,000           499,080
Marathon Oil Corp.                                                                           5,500           185,185
Murphy Oil Corp.                                                                            13,230           833,093
                                                                                                     ---------------
                                                                                                           5,313,646
                                                                                                     ---------------

FINANCE -- 12.5%

BANKS -- 4.4%
Bank of America Corp.                                                                       31,560         2,555,729
Fifth Third Bancorp                                                                          8,710           482,273
Hibernia Corp., Class A                                                                     19,600           460,404
J.P. Morgan Chase & Co.                                                                      8,400           352,380
U.S. Bancorp                                                                                 7,000           193,550
Wachovia Corp.                                                                               9,600           451,200
Wells Fargo & Co.                                                                           31,075         1,761,020

FINANCIAL SERVICES -- 5.4%
American Express Co.                                                                         3,800           197,030
Ameritrade Holding Corp.+                                                                   32,950           507,430
Capital One Financial Corp.                                                                  3,400           256,462
CIT Group, Inc.                                                                              7,000           266,350
Citigroup, Inc.                                                                              7,933           410,136
Fannie Mae                                                                                   5,675           421,936
Goldman Sachs Group, Inc.                                                                   27,025         2,820,059
Knight Trading Group, Inc.+                                                                 14,600           184,836
Lehman Brothers Holdings, Inc.                                                               5,800           480,646
Mellon Financial Corp.                                                                       6,400           200,256
Merrill Lynch & Co., Inc.                                                                    5,100           303,756
Morgan Stanley                                                                               2,450           140,385
Providian Financial Corp.+                                                                  28,900           378,590
SLM Corp.                                                                                   26,135         1,093,750

INSURANCE -- 2.7%
Allstate Corp.                                                                              25,455         1,157,184
Berkshire Hathaway, Inc., Class B+                                                             841         2,616,359
                                                                                                     ---------------
                                                                                                          17,691,721
                                                                                                     ---------------

HEALTHCARE -- 13.6%

DRUGS -- 6.0%
Allergan, Inc.                                                                               2,000           168,320
Amgen, Inc.+                                                                                 7,600           442,092
Caremark Rx, Inc.+                                                                           6,000           199,500
Cubist Pharmaceuticals, Inc.+                                                               17,100           157,320
Forest Laboratories, Inc.+                                                                  16,835         1,205,723
Genentech, Inc.+                                                                            31,980         3,384,124
Gilead Sciences, Inc.+                                                                       7,500           418,275
Invitrogen Corp.+                                                                            9,550           684,639
Merck & Co., Inc.                                                                            2,850           125,941
Millennium Pharmaceuticals, Inc.+                                                           17,700           299,130
Neurocrine Biosciences, Inc.+                                                                4,600           271,860

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Pfizer, Inc.                                                                                12,700   $       445,135
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                          11,500           729,215

HEALTH SERVICES -- 6.1%
Aetna, Inc.                                                                                 27,200         2,440,384
Anthem, Inc.+                                                                               13,180         1,194,635
Centene Corp.+                                                                               9,700           296,723
Select Medical Corp.                                                                        20,400           340,680
UnitedHealth Group, Inc.                                                                    61,980         3,993,992
WellPoint Health Networks, Inc.+                                                             3,335           379,256

MEDICAL PRODUCTS -- 1.5%
Becton Dickinson & Co.                                                                       3,500           169,680
Boston Scientific Corp.+                                                                     8,900           377,182
Cytyc Corp.+                                                                                17,900           398,275
Guidant Corp.                                                                                2,000           126,740
Johnson & Johnson                                                                            5,100           258,672
St. Jude Medical, Inc.+                                                                     11,800           850,780
                                                                                                     ---------------
                                                                                                          19,358,273
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 5.7%

AEROSPACE & MILITARY TECHNOLOGY -- 1.7%
Boeing Co.                                                                                   4,400           180,708
Lockheed Martin Corp.                                                                       11,980           546,767
Northrop Grumman Corp.                                                                       8,070           794,250
Rockwell Automation, Inc.                                                                   18,000           624,060
United Technologies Corp.                                                                    2,800           241,640

BUSINESS SERVICES -- 1.9%
Fastenal Co.                                                                                 7,200           386,568
Ingersoll-Rand Co., Inc., Class A                                                            3,000           202,950
Interpublic Group Cos., Inc.+                                                               13,000           199,940
Monsanto Co.                                                                                 5,600           205,352
Paychex, Inc.                                                                               12,300           437,880
Stericycle, Inc.+                                                                            7,100           339,806
Waste Connections, Inc.+                                                                    10,400           413,920
Waste Management, Inc.                                                                       7,000           211,260
Xerox Corp.+                                                                                18,000           262,260

MACHINERY -- 0.1%
Caterpillar, Inc.                                                                            1,400           110,698

MULTI-INDUSTRY -- 1.2%
3M Co.                                                                                       9,220           754,841
General Electric Co.                                                                        20,500           625,660
Honeywell International, Inc.                                                                6,000           203,100
Tyco International, Ltd.                                                                     6,400           183,360

TRANSPORTATION -- 0.8%
Heartland Express, Inc.                                                                     12,349           281,310
J.B. Hunt Transport Services, Inc.+                                                          8,900           250,713
United Parcel Service, Inc., Class B                                                         9,000           628,560
                                                                                                     ---------------
                                                                                                           8,085,603
                                                                                                     ---------------

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT -- 2.3%

BROADCASTING & MEDIA -- 0.5%
DIRECTV Group, Inc.+                                                                        14,159   $       217,766
Fox Entertainment Group, Inc., Class A+                                                      6,200           168,020
News Corp., Ltd. Sponsored ADR                                                               1,627            51,592
Radio One, Inc., Class D+                                                                    8,300           153,550
Time Warner, Inc.+                                                                          11,000           185,460

ENTERTAINMENT PRODUCTS -- 0.2%
Walt Disney Co.                                                                              8,400           209,916

LEISURE & TOURISM -- 1.6%
Applebee's International, Inc.                                                               8,000           330,800
Carnival Corp.                                                                               5,400           242,514
International Speedway Corp., Class A                                                       12,100           568,700
JetBlue Airways Corp.+                                                                       6,750           170,707
McDonald's Corp.                                                                             7,600           217,132
Orbitz, Inc.+                                                                                4,800           114,288
Outback Steakhouse, Inc.                                                                     5,010           243,987
Ruby Tuesday, Inc.                                                                          12,300           395,445
                                                                                                     ---------------
                                                                                                           3,269,877
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 25.2%

COMMUNICATION EQUIPMENT -- 0.6%
Marvell Technology Group, Ltd.+                                                             11,700           527,085
QUALCOMM, Inc.                                                                               4,000           265,680

COMPUTER SERVICES -- 2.2%
CACI International, Inc., Class A+                                                           9,000           387,000
Manhattan Associates, Inc.+                                                                 10,200           283,560
Symantec Corp.+                                                                             36,105         1,671,661
Synopsys, Inc.+                                                                             17,930           519,253
VeriSign, Inc.+                                                                             18,300           303,597

COMPUTER SOFTWARE -- 2.8%
Adobe Systems, Inc.                                                                          3,500           138,005
Cognos, Inc.+                                                                                9,600           298,176
Electronic Arts, Inc.+                                                                      49,245         2,657,260
Microsoft Corp.                                                                             36,900           921,393

COMPUTERS & BUSINESS EQUIPMENT -- 2.4%
Apple Computer, Inc.+                                                                       61,755         1,670,473
Dell, Inc.+                                                                                  6,000           201,720
EMC Corp.+                                                                                  41,600           566,176
International Business Machines Corp.                                                        2,900           266,336
Lexmark International, Inc., Class A+                                                        2,000           184,000
SanDisk Corp.+                                                                              17,345           492,078

ELECTRONICS -- 6.5%
Agilent Technologies, Inc.+                                                                  4,500           142,335
Applied Materials, Inc.+                                                                    92,830         1,984,705
Broadcom Corp., Class A+                                                                     3,000           117,510
Energizer Holdings, Inc.+                                                                   21,415           999,866
Intel Corp.                                                                                 10,900           296,480
KLA-Tencor Corp.+                                                                           28,935         1,456,877
NVIDIA Corp.+                                                                               31,155           825,296

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Samsung Electronics Co., Ltd. GDR*+                                                          7,565   $     1,872,338
Solectron Corp.+                                                                            25,000           138,250
Texas Instruments, Inc.                                                                     46,535         1,359,753

INTERNET CONTENT -- 4.5%
Amazon.com, Inc.+                                                                           33,680         1,457,671
eBay, Inc.+                                                                                 33,855         2,347,167
Yahoo!, Inc.+                                                                               52,125         2,532,754

INTERNET SOFTWARE -- 0.1%
BEA Systems, Inc.+                                                                          11,600           148,016

TELECOMMUNICATIONS -- 6.1%
Cisco Systems, Inc.+                                                                        65,365         1,537,385
Corning, Inc.+                                                                              41,500           463,970
EchoStar Communications Corp., Class A+                                                     34,735         1,137,571
Foundry Networks, Inc.+                                                                     19,600           336,532
Juniper Networks, Inc.+                                                                     16,400           426,564
Motorola, Inc.                                                                              14,200           249,920
Nextel Communications, Inc., Class A+                                                      101,490         2,509,848
Nokia Oyj Sponsored ADR                                                                     33,230           673,904
Verizon Communications, Inc.                                                                 6,500           237,510
Vodafone Group, PLC Sponsored ADR                                                           48,310         1,154,609
                                                                                                     ---------------
                                                                                                          35,760,284
                                                                                                     ---------------

MATERIALS -- 0.5%

CHEMICALS -- 0.0%
Pioneer Companies, Inc.+                                                                        71               366

FOREST PRODUCTS -- 0.1%
MeadWestvaco Corp.                                                                           6,500           183,885

METALS & MINERALS -- 0.4%
Cleveland-Cliffs, Inc.+                                                                      5,100           333,693
Phelps Dodge Corp.+                                                                          2,000           163,320
                                                                                                     ---------------
                                                                                                             681,264
                                                                                                     ---------------
TOTAL COMMON STOCK (cost $79,980,465)                                                                     99,004,209
                                                                                                     ---------------

PREFERRED STOCK -- 0.0%

MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C (Convertible) (cost $0)                                          270                 2
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.3%

FINANCE -- 1.2%

FINANCIAL SERVICES -- 1.2%
Aesop Funding II, LLC, Series 1998-1 A 6.14% 2006*                                 $        60,000            62,619
Capital One Auto Finance Trust 3.18% 2010                                                  200,000           203,965
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% 2011                         200,000           205,720

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Citibank Credit Card Issuance Trust 2.90% 2010                                     $       200,000   $       200,042
Fleet Credit Card Master Trust II 2.40% 2008                                               200,000           202,246
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% 2009                           200,000           201,487
Peco Energy Transition Trust, Series 2001-A A1 6.52% 2010                                  110,000           127,619
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% 2009                                 118,000           132,270
Residential Funding Mortgage Securities II, Inc., Series 2004-HI1 A3 3.05% 2016            134,000           134,606
USAA Auto Owner Trust 2.67% 2010                                                           200,000           201,438
                                                                                                     ---------------
                                                                                                           1,672,012
                                                                                                     ---------------

U.S. GOVERNMENT AGENCIES -- 0.1%

U.S. GOVERNMENT AGENCIES -- 0.1%
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% 2022                                       8,907             9,234
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% 2023                                     12,000            12,285
Federal Home Loan Mtg. Corp., Series 1552 H 6.75% 2022                                      32,676            32,968
Federal Home Loan Mtg. Corp., Series 1552 HB 6.50% 2022                                     18,050            18,203
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% 2023                                     20,000            21,946
Federal National Mtg. Assoc., Series 1991-117 G 8.00% 2006                                   1,281             1,343
                                                                                                     ---------------
                                                                                                              95,979
                                                                                                     ---------------
TOTAL ASSET-BACKED SECURITIES (cost $1,725,283)                                                            1,767,991
                                                                                                     ---------------

BONDS & NOTES -- 23.8%

CONSUMER DISCRETIONARY -- 0.7%

AUTOMOTIVE -- 0.3%
Accuride Corp., Series B 9.25% 2008                                                          5,000             5,163
Advanced Accessory Holding 13.25% 2011*(1)                                                   5,000             2,650
DaimlerChrysler NA Holding Corp. 6.50% 2013                                                 90,000            97,340
Dana Corp. 9.00% 2011                                                                        5,000             6,012
Delco Remy International, Inc. 8.63% 2007                                                    5,000             5,119
Dura Operating Corp., Series D 9.00% 2009                                                    5,000             5,063
Ford Motor Co. 6.38% 2029                                                                   75,000            66,777
Ford Motor Co. 6.63% 2028                                                                   52,000            47,801
Ford Motor Co. 7.45% 2031                                                                  150,000           149,801
General Motors Corp. 7.20% 2011                                                             22,000            24,111
General Motors Corp. 8.25% 2023                                                             22,000            24,556
Goodyear Tire & Rubber Co. 7.86% 2011                                                        5,000             4,125
Lear Corp., Series B 8.11% 2009                                                              5,000             5,912
TRW Automotive, Inc. 11.00% 2013                                                             5,000             5,975

HOUSING & HOUSEHOLD DURABLES -- 0.2%
Beazer Homes USA, Inc. 8.63% 2011                                                            5,000             5,587
Centex Corp. 7.88% 2011                                                                     70,000            84,166
D.R. Horton, Inc. 9.75% 2010                                                                 5,000             6,125
KB Home 9.50% 2011                                                                          10,000            11,350
Koppers, Inc. 9.88% 2013*                                                                    5,000             5,500
Lennar Corp. 5.95% 2013                                                                     25,000            26,877
Lennar Corp. 7.63% 2009                                                                     20,000            23,314
Pulte Homes, Inc. 8.13% 2011                                                                40,000            48,305
Standard Pacific Corp. 6.25% 2014                                                            5,000             4,975
Standard Pacific Corp., Series A 8.00% 2008                                                 10,000            10,267
Toll Brothers, Inc. 6.88% 2012                                                              40,000            45,313

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL -- 0.2%
Lowe's Cos., Inc. 8.25% 2010                                                       $        80,000   $       100,016
Remington Arms Co., Inc. 10.50% 2011                                                         5,000             5,062
Rite Aid Corp. 8.13% 2010                                                                   10,000            10,700
Staples, Inc. 7.38% 2012                                                                    45,000            53,554
Wal-Mart Stores, Inc. 6.88% 2009                                                            22,000            25,819
                                                                                                     ---------------
                                                                                                             917,335
                                                                                                     ---------------

CONSUMER STAPLES -- 0.5%

FOOD, BEVERAGE & TOBACCO -- 0.5%
Altria Group, Inc. 7.00% 2013                                                               50,000            55,102
Anheuser-Busch Cos., Inc. 5.95% 2033                                                        22,000            23,486
Cargill, Inc. 3.63% 2009*                                                                    9,000             9,058
Companhia Brasileira de Bebidas 10.50% 2011                                                 50,000            59,750
Fred Meyer, Inc. 7.38% 2005                                                                 25,000            26,281
Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011                                            5,000             4,375
Kraft Foods, Inc. 4.63% 2006                                                                30,000            31,667
Kraft Foods, Inc. 5.63% 2011                                                                20,000            21,688
Kraft Foods, Inc. 6.25% 2012                                                                50,000            56,059
Pepsi Bottling Group, Inc., Series B 7.00% 2029                                             22,000            26,042
Philip Morris Cos., Inc. 6.38% 2006                                                         50,000            53,170
Safeway, Inc. 7.00% 2007                                                                    23,000            26,010
Tyson Foods, Inc. 8.25% 2011                                                                70,000            83,453
Unilever Capital Corp. 5.90% 2032                                                           22,000            22,912
Whitman Corp. 6.38% 2009                                                                    95,000           107,687
Winn-Dixie Stores, Inc. 8.88% 2008                                                           5,000             4,425

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
Playtex Products, Inc. 9.38% 2011                                                            5,000             4,800
Procter & Gamble Co. 5.50% 2034                                                             22,000            22,159
                                                                                                     ---------------
                                                                                                             638,124
                                                                                                     ---------------

EDUCATION -- 0.0%

EDUCATION -- 0.0%
Massachusetts Institute of Technology 7.25% 2096                                            40,000            51,440
                                                                                                     ---------------

ENERGY -- 0.5%

ENERGY SERVICES -- 0.2%
Amerada Hess Corp. 7.30% 2031                                                               22,000            23,498
Halliburton Co. 5.50% 2010*                                                                 20,000            21,183
Motiva Enterprises, LLC 5.20% 2012*                                                         75,000            79,009
PacifiCorp, Series MBIA 6.38% 2008                                                          70,000            79,140
Panhandle Eastern Pipe Line Co. 2.75% 2007*                                                 12,000            12,052
Petroleum Geo-Services 10.00% 2010                                                           5,000             5,463
Pride Petroleum Services, Inc. 9.38% 2007                                                    5,000             5,088
Southern California Public Power Authority Project 6.93% 2017                               50,000            61,038
Tesoro Petroleum Corp., Series B 9.63% 2008                                                  5,000             5,512
Valero Energy Corp. 6.88% 2012                                                              45,000            51,798
Westar Energy, Inc. 9.75% 2007                                                               5,000             5,781

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES -- 0.3%
Alliant Energy Resources, Inc. 9.75% 2013                                          $        50,000   $        67,168
Amerada Hess Corp. 6.65% 2011                                                               22,000            24,309
Conoco Funding Co. 6.35% 2011                                                               10,000            11,478
Conoco, Inc. 6.95% 2029                                                                     22,000            25,642
Energy Corp. of America, Series A 9.50% 2007                                                14,000            13,230
Giant Industries, Inc. 11.00% 2012                                                          10,000            11,225
Husky Oil, Ltd. 7.55% 2016                                                                  50,000            61,241
Peabody Energy Corp., Series B 6.88% 2013                                                    5,000             5,400
Pemex Project Funding Master Trust 9.13% 2010                                              110,000           134,750
XTO Energy, Inc. 7.50% 2012                                                                 12,000            14,269
                                                                                                     ---------------
                                                                                                             718,274
                                                                                                     ---------------

FINANCE -- 4.5%

BANKS -- 0.9%
Bank of America Corp. 1.27% 2004(2)                                                         22,000            22,014
BB&T Corp. 4.75% 2012                                                                      110,000           113,207
Capital One Bank 4.25% 2008                                                                 22,000            22,553
Capital One Bank 5.13% 2014                                                                 22,000            22,078
European Investment Bank 4.00% 2005                                                         17,000            17,454
HBOS, PLC 6.00% 2033*                                                                      100,000           105,339
J.P. Morgan Chase & Co. 4.50% 2010                                                          22,000            22,693
J.P. Morgan Chase & Co. 5.25% 2007                                                          22,000            23,757
Key Bank NA 4.10% 2005                                                                      22,000            22,725
Key Bank NA 7.00% 2011                                                                       9,000            10,530
MBNA America Bank 5.38% 2008                                                                60,000            64,749
Mizuho Financial Group Cayman, Ltd. 5.79% 2014*                                            100,000           102,586
National City Corp. 7.20% 2005                                                              60,000            63,802
NCNB Corp. 9.38% 2009                                                                       32,000            41,077
Oversea-Chinese Banking Corp., Ltd. 7.75% 2011*                                            140,000           170,169
Popular North America, Inc. 3.88% 2008                                                      70,000            71,445
Royal Bank of Scotland Group, PLC 6.40% 2009                                                40,000            45,759
Scotland International Finance BV 7.70% 2010*                                              110,000           132,727
U.S. Bancorp 7.50% 2026                                                                     65,000            79,356
Washington Mutual Bank FA 5.50% 2013                                                        22,000            23,432
Washington Mutual, Inc. 4.00% 2009                                                          12,000            12,255
Washington Mutual, Inc. 4.63% 2014                                                          10,000             9,800
Wells Fargo & Co. 5.13% 2012                                                                12,000            12,656
Wells Fargo & Co. 6.38% 2011                                                                80,000            91,513
Westpac Capital Trust IV 5.26% 2049*                                                        27,000            27,000

FINANCIAL SERVICES -- 2.4%
Abbey National, PLC, Series EMTN 6.69% 2005                                                 70,000            75,302
Asset Securitization Corp., Series 1997-D5 A1C 6.75% 2043                                   50,000            54,714
Athena Neurosciences Finance, LLC 7.25% 2008                                                95,000            95,356
Atlantic Broadband Finance, LLC 9.38% 2014*                                                  5,000             4,913
Bear Stearns Commercial Mortgage Securities, Inc. 4.72% 2041                               100,000           102,088
Bear Stearns Cos., Inc. 3.25% 2009                                                          22,000            21,808
Boeing Capital Corp. 6.10% 2011                                                             22,000            24,436
Bowater Canada Finance Corp. 7.95% 2011                                                      5,000             5,331
Capital One Financial Corp. 6.25% 2013                                                      22,000            23,484
CIT Group, Inc. 4.75% 2010                                                                  22,000            22,808
CIT Group, Inc. 7.63% 2005                                                                  50,000            53,967

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Citigroup, Inc. 6.75% 2005                                                         $       130,000   $       140,583
Citigroup, Inc. 7.25% 2010                                                                  30,000            35,729
Countrywide Home Loans, Inc., Series MTNK 5.63% 2007                                        60,000            65,360
Credit National Interfinance BV 7.00% 2005                                                  50,000            53,838
Credit Suisse First Boston USA, Inc. 5.50% 2013                                            120,000           127,605
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1B 7.15% 2029                         6,808             6,808
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% 2029                        70,000            77,484
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% 2030*                                  94,430           104,552
Duke Capital Corp. 5.50% 2014                                                               18,000            18,196
First Union-Lehman Bros. Commercial Mtg. Trust II, Series 1997-C2 A2 6.60% 2029             16,577            16,715
Ford Motor Credit Co. 5.63% 2008                                                            17,000            17,546
Ford Motor Credit Co. 5.80% 2009                                                            22,000            22,682
Ford Motor Credit Co. 7.88% 2010                                                            50,000            55,948
General Electric Capital Corp., Series MTNA 6.00% 2012                                      80,000            89,391
General Electric Capital Corp., Series MTNA 6.13% 2011                                      22,000            24,826
General Electric Capital Corp., Series MTNA 6.75% 2032                                      11,000            12,707
General Electric Capital Corp., Series MTNA 8.70% 2007                                      20,000            23,497
General Motors Acceptance Corp. 4.50% 2006                                                  22,000            22,734
General Motors Acceptance Corp. 6.88% 2011                                                 190,000           206,133
General Motors Acceptance Corp. 7.75% 2010                                                  22,000            24,940
General Motors Acceptance Corp. 8.38% 2033                                                 155,000           175,826
Glencore Funding, LLC 6.00% 2014*                                                           20,000            19,857
Goldman Sachs Group, Inc. 6.60% 2012                                                       120,000           137,527
Household Finance Corp. 6.38% 2011                                                         180,000           204,095
Household Finance Corp. 6.50% 2006                                                          10,000            10,811
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% 2004                                  90,000           101,764
Lehman Brothers Holdings, Inc. 4.80% 2014                                                   18,000            18,114
MDP Acquisitions, PLC 9.63% 2012                                                             5,000             5,650
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% 2029                           100,000           111,309
Morgan Stanley 4.75% 2014                                                                  109,000           106,889
Morgan Stanley 5.80% 2007                                                                  110,000           120,289
New ASAT Finance, Ltd. 9.25% 2011*                                                           5,000             5,363
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% 2030                               100,000           113,453
Overseas Private Investment Corp., Series 96-A 6.99% 2009                                  204,998           227,269
PNC Funding Corp. 5.75% 2006                                                                20,000            21,593
Principal Financial Group Australia Property, Ltd. 8.20% 2009*                              90,000           108,802
Private Export Funding Corp. 6.62% 2005                                                    120,000           128,965
Rio Tinto Finance USA, Ltd. 2.63% 2008                                                      22,000            21,546
Salomon Smith Barney Holdings, Inc. 5.88% 2006                                              22,000            23,772
Textron Financial Corp., Series MTNE 2.75% 2006                                             22,000            22,220
UCAR Finance, Inc. 10.25% 2012                                                               5,000             5,825
Von Hoffman Corp. 10.25% 2009                                                               10,000            10,437
Washington Mutual Finance Corp. 6.25% 2006                                                  19,000            20,659

INSURANCE -- 1.2%
AAG Holding Co., Inc. 6.88% 2008                                                            50,000            54,042
ACE Capital Trust II 9.70% 2030                                                             60,000            83,672
ACE INA Holdings, Inc. 8.30% 2006                                                           30,000            33,948
Allstate Corp. 7.20% 2009                                                                   22,000            26,298
Allstate Financing II 7.83% 2045                                                            24,000            27,796
American Financial Group, Inc. 7.13% 2009                                                   25,000            28,104
Amerus Life Holdings, Inc. 6.95% 2005                                                       60,000            62,600
Dai-Ichi Mutual Life Insurance Co. 5.73% 2014*                                             100,000           101,061

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Equitable Cos., Inc. 7.00% 2028                                                    $        30,000   $        35,109
Everest Reinsurance Holdings, Inc. 8.50% 2005                                               10,000            10,582
Everest Reinsurance Holdings, Inc. 8.75% 2010                                               70,000            88,169
Farmers Insurance Exchange 8.50% 2004*                                                     140,000           142,085
Florida Windstorm Underwriting Assoc. 7.13% 2019*                                          140,000           171,046
Jackson National Life Insurance Co. 8.15% 2027*                                             22,000            26,667
Liberty Mutual Insurance Co. 7.70% 2097*                                                   130,000           132,349
Marsh & McLennan Cos., Inc. 5.88% 2033                                                      60,000            61,223
MONY Group, Inc. 7.45% 2005                                                                 45,000            48,630
Nationwide Mutual Insurance Co. 6.60% 2034*                                                 22,000            21,951
Protective Life Secured Trust 4.00% 2011                                                    80,000            79,914
Provident Financing Trust I 7.41% 2038                                                      50,000            43,705
Prudential Financial, Inc. 4.75% 2014                                                       10,000            10,013
ReliaStar Financial Corp. 8.00% 2006                                                        60,000            68,406
SAFECO Corp. 7.25% 2012                                                                     30,000            35,719
St. Paul Cos., Inc. 5.75% 2007                                                              60,000            65,271
Torchmark Corp. 6.25% 2006                                                                  40,000            43,928
Unitrin, Inc. 4.88% 2010                                                                    60,000            62,268
W.R. Berkley Capital Trust 8.20% 2045                                                       70,000            77,488
XL Capital Finance, PLC 6.50% 2012                                                          65,000            74,236
                                                                                                     ---------------
                                                                                                           6,400,472
                                                                                                     ---------------

HEALTHCARE -- 0.5%

DRUGS -- 0.1%
Glaxosmithkline Capital, Inc. 5.38% 2034                                                    23,000            22,782
Omnicare, Inc., Series B 8.13% 2011                                                          5,000             5,575
Pfizer, Inc. 2.50% 2007                                                                     22,000            22,217
Schering-Plough Corp. 6.50% 2033                                                            80,000            85,655
Wyeth 5.50% 2014                                                                            70,000            73,821

HEALTH SERVICES -- 0.3%
Anthem, Inc. 6.80% 2012                                                                     65,000            75,357
Beverly Enterprises, Inc. 9.63% 2009                                                         5,000             5,712
HCA, Inc. 6.30% 2012                                                                        50,000            52,407
HCA, Inc. 7.13% 2006                                                                        11,000            11,895
Health Net, Inc. 8.38% 2011                                                                 40,000            49,247
Highmark, Inc. 6.80% 2013*                                                                  10,000            11,207
Humana, Inc. 7.25% 2006                                                                     50,000            55,271
NDC Health Corp. 10.50% 2012                                                                 5,000             5,750
Radiologix, Inc., Series B 10.50% 2008                                                       5,000             5,175
UnitedHealth Group, Inc. 7.50% 2005                                                         90,000            98,001
WellPoint Health Networks, Inc. 6.38% 2012                                                  40,000            45,159

MEDICAL PRODUCTS -- 0.1%
Allegiance Corp. 7.00% 2026                                                                 80,000            93,778
Johnson & Johnson 4.95% 2033                                                                22,000            20,863
                                                                                                     ---------------
                                                                                                             739,872
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 0.6%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Goodrich Corp. 6.45% 2007                                                                   22,000            24,629
K & F Industries, Inc., Series B 9.25% 2007                                                  8,000             8,300

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

AEROSPACE & MILITARY TECHNOLOGY (CONTINUED)
Northrop Grumman Corp. 7.13% 2011                                                  $        10,000   $        11,820
Raytheon Co. 4.85% 2011                                                                     22,000            22,877
SCL Terminal Aereo Santiago SA 6.95% 2012*                                                 100,937           112,206
Sequa Corp., Series B 8.88% 2008                                                            10,000            11,125

BUSINESS SERVICES -- 0.3%
Allied Waste North America, Inc., Series B 8.50% 2008                                       10,000            11,200
Erac USA Finance Co. 8.00% 2011*                                                            60,000            72,992
Hutchison Whampoa International, Ltd. 5.45% 2010*                                          100,000           103,300
Monsanto Co. 7.38% 2012                                                                    110,000           130,393
PSA Corp., Ltd. 7.13% 2005*                                                                 60,000            64,322
R.H. Donnelley Finance Corp. I 10.88% 2012*                                                  5,000             5,962
United Rentals (North America), Inc. 6.50% 2012*                                             5,000             4,975
Waste Management, Inc. 7.00% 2028                                                           22,000            24,458
Waste Management, Inc. 7.38% 2029                                                           11,000            12,743
Xerox Corp. 7.63% 2013                                                                      10,000            10,650

ELECTRICAL EQUIPMENT -- 0.0%
WESCO Distribution, Inc., Series B 9.13% 2008                                                5,000             5,125

MACHINERY -- 0.0%
Argo-Tech Corp. 8.63% 2007                                                                   5,000             5,063
Case New Holland, Inc. 9.25% 2011*                                                           5,000             5,650

MULTI-INDUSTRY -- 0.1%
American Standard Cos., Inc. 7.63% 2010                                                      5,000             5,788
Pliant Corp. 11.13% 2009*(1)                                                                 5,000             4,000
Tyco International Group SA 6.13% 2009                                                       5,000             5,435
Tyco International Group SA 6.38% 2006                                                      72,000            76,658
Tyco International Group SA 6.75% 2011                                                       5,000             5,568
Tyco International Group SA 6.88% 2029                                                      12,000            12,594

TRANSPORTATION -- 0.1%
CSX Corp. 2.75% 2006                                                                        22,000            22,190
FedEx Corp. 2.65% 2007*                                                                     21,000            20,976
FedEx Corp. 6.72% 2022                                                                      69,448            79,562
Norfolk Southern Corp. 7.05% 2037                                                           22,000            25,244
                                                                                                     ---------------
                                                                                                             905,805
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 1.0%

BROADCASTING & MEDIA -- 0.6%
AOL Time Warner, Inc. 6.13% 2006                                                            22,000            23,703
AOL Time Warner, Inc. 6.75% 2011                                                            10,000            11,337
AOL Time Warner, Inc. 6.88% 2012                                                            70,000            80,081
AOL Time Warner, Inc. 7.63% 2031                                                            90,000           105,294
Chancellor Media Corp. 8.00% 2008                                                           70,000            81,900
Charter Communications Holdings, LLC 8.63% 2009                                             10,000             8,250
Charter Communications Holdings, LLC 13.50% 2011(1)                                         20,000            14,300
Comcast Cable Communications, Inc. 6.88% 2009                                               22,000            25,092
Comcast Cable Communications, Inc. 8.50% 2027                                               15,000            19,635
Cox Communications, Inc. 7.75% 2010                                                         80,000            95,458
CSC Holdings, Inc., Series B 7.63% 2011                                                     10,000            10,550
Lenfest Communications, Inc. 8.38% 2005                                                     40,000            43,874
Liberty Media Corp. 3.50% 2006                                                              22,000            22,403
Liberty Media Corp. 7.75% 2009                                                              30,000            35,207

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Liberty Media Corp. 7.88% 2009                                                     $        50,000   $        59,025
Mediacom Broadband, LLC 11.00% 2013                                                          5,000             5,350
News America Holdings, Inc. 7.75% 2024                                                      30,000            35,487
News America Holdings, Inc. 8.00% 2016                                                      30,000            37,388
News America, Inc. 7.63% 2028                                                               22,000            26,152
PRIMEDIA, Inc. 8.88% 2011                                                                    5,000             5,125
Quebecor Media, Inc. 13.75% 2011(1)                                                         10,000             9,100
Rogers Cable, Inc. 6.25% 2013                                                               10,000            10,337
Time Warner, Inc. 6.63% 2029                                                                22,000            22,988
Univision Communications, Inc. 3.88% 2008                                                   20,000            20,328
USA Interactive 7.00% 2013                                                                  95,000           108,067

ENTERTAINMENT PRODUCTS -- 0.1%
Corus Entertainment, Inc. 8.75% 2012                                                        10,000            11,075
Dex Media West, LLC 9.88% 2013*                                                              5,000             5,550
International Game Technology 8.38% 2009                                                    40,000            48,610

LEISURE & TOURISM -- 0.3%
American Airlines, Inc., Series 01-1 6.82% 2011                                             70,000            64,661
American Airlines, Inc., Series 2003-1 3.86% 2010                                           19,539            19,616
American Airlines, Inc., Series 99-1 7.02% 2009                                             30,000            30,457
Continental Airlines, Inc., Series 01-1 6.50% 2011                                          30,000            29,578
Continental Airlines, Inc., Series 974A 6.90% 2018                                          41,642            41,523
Continental Airlines, Inc., Series 981A 6.65% 2017                                          17,034            16,667
Delta Air Lines, Inc. 7.90% 2009                                                             5,000             3,300
Delta Air Lines, Inc., Series 00-1A-2 7.57% 2012                                            20,000            19,916
Delta Air Lines, Inc., Series 00-1B 7.92% 2012                                              10,000             8,317
Delta Air Lines, Inc., Series 01-1A 6.62% 2011                                               6,841             6,762
El Pollo Loco, Inc. 9.25% 2009*                                                              5,000             5,075
Harrah's Operating Co., Inc. 8.00% 2011                                                     80,000            96,094
Icon, Ltd. 11.25% 2012                                                                      10,000            11,500
Mandalay Resort Group 9.38% 2010                                                             5,000             5,956
MGM Mirage, Inc. 8.38% 2011                                                                 20,000            23,100
Northwest Airlines, Inc. 8.88% 2006                                                          5,000             4,325
Park Place Entertainment Corp. 7.00% 2013                                                   30,000            32,700
Park Place Entertainment Corp. 8.13% 2011                                                    5,000             5,712
Six Flags, Inc. 9.75% 2013                                                                   5,000             5,313
True Temper Sports, Inc., Series B 10.88% 2008                                               5,000             5,288
                                                                                                     ---------------
                                                                                                           1,417,526
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 0.9%

COMPUTERS & BUSINESS EQUIPMENT -- 0.0%
Interface, Inc. 10.38% 2010                                                                  5,000             5,650
International Business Machines Corp. 6.22% 2027                                            22,000            23,816
Xerox Capital, PLC 5.88% 2004                                                                5,000             5,012

ELECTRONICS -- 0.0%
L-3 Communications Corp., Series B 8.00% 2008                                                5,000             5,200
Sanmina-SCI Corp. 10.38% 2010                                                                5,000             5,900
SCG Holdings Corp. & Semiconductor Components Industries, LLC 12.00% 2009                    5,000             5,400
Solectron Corp. 9.63% 2009                                                                   5,000             5,525

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 0.9%
American Tower Corp. 9.38% 2009                                                    $         5,000   $         5,275
AT&T Broadband Corp. 8.38% 2013                                                            130,000           161,443
AT&T Corp. 8.05% 2011                                                                       50,000            58,451
AT&T Corp. 6.00% 2009                                                                       14,000            15,101
AT&T Corp. 8.75% 2031(3)                                                                    22,000            25,950
AT&T Wireless Services, Inc. 7.88% 2011                                                     72,000            85,863
AT&T Wireless Services, Inc. 8.75% 2031                                                     33,000            42,801
British Telecommunications, PLC 8.38% 2010(3)                                               30,000            37,073
British Telecommunications, PLC 8.88% 2030                                                  40,000            53,369
Compania de Telecomunicaciones de Chile SA 7.63% 2006                                       35,000            38,423
Compania de Telecomunicaciones de Chile SA 8.38% 2006                                       15,000            16,419
France Telecom SA 8.75% 2011                                                                22,000            26,869
France Telecom SA 9.25% 2011                                                                90,000           109,917
GCI, Inc. 7.25% 2014*                                                                        5,000             4,900
Insight Midwest LP/Insight Capital, Inc. 9.75% 2009                                          5,000             5,213
Intelsat, Ltd. 5.25% 2008                                                                   60,000            62,951
Koninklijke (Royal) KPN NV 7.50% 2005                                                       15,000            16,239
Koninklijke (Royal) KPN NV 8.00% 2010                                                       22,000            26,796
Level 3 Communications, Inc. 12.88% 2010(1)                                                  5,000             3,850
Nextel Communications, Inc. 9.50% 2011                                                      15,000            17,100
Nextel Partners, Inc. 8.13% 2011                                                             5,000             5,288
Nortel Networks, Ltd. 6.13% 2006                                                             5,000             5,125
Qwest Communications International, Inc. 7.25% 2011*                                        15,000            14,288
Rogers Cantel, Inc. 9.75% 2016                                                               5,000             6,275
Rogers Wireless, Inc. 9.63% 2011                                                             5,000             6,119
SBA Communications Corp. 9.75% 2011*(1)                                                      5,000             3,513
Singapore Telecommunications, Ltd. 6.38% 2011*                                              20,000            22,621
Sprint Capital Corp. 6.13% 2008                                                            104,000           114,638
Sprint Capital Corp. 6.88% 2028                                                             20,000            20,770
Sprint Capital Corp. 7.63% 2011                                                             30,000            35,030
Telecommunications Techniques Co., LLC 9.75% 2008+(4)(5)                                    10,000               106
Telecomunicaciones de Puerto Rico, Inc. 6.65% 2006                                         130,000           140,843
Telefonica Europe BV 7.75% 2010                                                             40,000            48,307
Telus Corp. 8.00% 2011                                                                      22,000            26,501
Time Warner Telecom, Inc. 10.13% 2011                                                        5,000             4,613
Triton PCS, Inc. 8.75% 2011                                                                 10,000             9,450
                                                                                                     ---------------
                                                                                                           1,333,993
                                                                                                     ---------------

MATERIALS -- 0.8%

CHEMICALS -- 0.2%
Dow Chemical Co. 8.55% 2009                                                                 11,000            13,536
Ferro Corp. 9.13% 2009                                                                      40,000            48,804
ICI Wilmington, Inc. 6.95% 2004                                                            100,000           102,132
IMC Global, Inc., Series B 10.88% 2008                                                      10,000            12,050
Lyondell Chemical Co., Series B 9.88% 2007                                                   5,000             5,188
Pioneer Companies, Inc. 4.61% 2004(2)                                                          346               332
Potash Corp. of Saskatchewan, Inc. 7.75% 2011                                               35,000            42,271
Resolution Performance Products, LLC 13.50% 2010                                            10,000             8,350
Texas Petrochemicals Corp. 11.13% 2006+(4)(5)                                               10,000             3,900
Texas Petrochemicals Corp., Series B 11.13% 2006+(4)(5)                                      5,000             1,950

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

FOREST PRODUCTS -- 0.3%
Abitibi-Consolidated, Inc. 8.55% 2010                                              $         5,000   $         5,466
Boise Cascade Office Products Corp. 7.05% 2005                                              65,000            67,311
Caraustar Industries, Inc. 9.88% 2011                                                        5,000             5,000
Celulosa Arauco Y Constitucion 5.13% 2013                                                   35,000            35,187
Consumers International, Inc. 10.25% 2005+(4)(5)(6)(7)                                      10,000                 1
Georgia-Pacific Corp. 8.88% 2010                                                            10,000            11,675
International Paper Co. 6.75% 2011                                                          70,000            79,603
Longview Fibre Co. 10.00% 2009                                                               5,000             5,425
Norske Skog Canada, Ltd. 7.38% 2014*                                                         5,000             5,150
Sappi Papier Holding AG 6.75% 2012*                                                         35,000            39,477
Stone Container Corp. 8.38% 2012                                                             5,000             5,463
Stone Container Corp. 9.25% 2008                                                             5,000             5,575
Stone Container Corp. 9.75% 2011                                                             5,000             5,587
Tembec Industries, Inc. 8.63% 2009                                                           5,000             5,000
Temple-Inland, Inc. 7.88% 2012                                                              90,000           107,074
Weyerhaeuser Co. 5.50% 2005                                                                 22,000            22,820
Weyerhaeuser Co. 6.13% 2007                                                                 18,000            19,692

METALS & MINERALS -- 0.3%
AK Steel Corp. 7.88% 2009                                                                    5,000             4,575
Alcan Aluminum, Ltd. 6.13% 2033                                                             22,000            23,198
Alcan, Inc. 6.45% 2011                                                                      30,000            34,149
Century Aluminum Co. 11.75% 2008                                                             5,000             5,600
Codelco, Inc. 6.38% 2012*                                                                  100,000           111,698
Crown European Holdings SA 10.88% 2013                                                       5,000             5,825
Inco, Ltd. 7.20% 2032                                                                       50,000            57,757
Noranda, Inc. 7.25% 2012                                                                    10,000            11,628
Phelps Dodge Corp. 8.75% 2011                                                               60,000            75,111
Placer Dome, Inc. 6.45% 2035*                                                               11,000            11,817
Timken Co. 5.75% 2010                                                                       45,000            45,757
United States Steel, LLC 10.75% 2008                                                         5,000             5,825

PLASTIC -- 0.0%
Sealed Air Corp. 5.38% 2008*                                                                75,000            80,298
                                                                                                     ---------------
                                                                                                           1,137,257
                                                                                                     ---------------

MUNICIPAL BONDS -- 0.1%

MUNICIPAL BONDS -- 0.1%
Allentown, Pennsylvania Taxable General Obligation 6.20% 2005                              120,000           128,593
                                                                                                     ---------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.8%

FOREIGN GOVERNMENT -- 0.8%
Federal Republic of Germany, Series 02 5.00% 2012                                  EUR     750,000         1,002,307
Korea Highway Corp. 4.88% 2014*                                                              9,000             8,912
Quebec Province Canada 5.00% 2009                                                           22,000            23,820
Quebec Province Canada 7.50% 2023                                                           22,000            28,342
Republic of Trinidad & Tobago 9.75% 2020*                                                   10,000            13,400
                                                                                                     ---------------
                                                                                                           1,076,781
                                                                                                     ---------------

REAL ESTATE -- 0.4%

REAL ESTATE COMPANIES -- 0.1%
EOP Operating LP 4.75% 2014                                                                 20,000            19,737
Liberty Property LP 7.25% 2011                                                              25,000            29,294

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE COMPANIES (CONTINUED)
Liberty Property LP 8.50% 2010                                                     $        70,000   $        86,799
Susa Partnership LP 6.95% 2006                                                              40,000            44,275

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Avalon Bay Communities, Inc., Series MTN 7.50% 2010                                        100,000           119,206
Health Care Property Investors, Inc. 6.00% 2015                                             60,000            64,723
Healthcare Realty Trust, Inc. 8.13% 2011                                                    60,000            72,446
Host Marriott LP, Series I 9.50% 2007                                                        5,000             5,600
Regency Centers LP 7.75% 2009                                                               30,000            35,880
Spieker Properties LP 7.65% 2010                                                            60,000            70,949
                                                                                                     ---------------
                                                                                                             548,909
                                                                                                     ---------------

U.S. GOVERNMENT AGENCIES -- 4.1%

U.S. GOVERNMENT AGENCIES -- 4.1%
Federal Home Loan Banks 1.88% 2006                                                          65,000            65,026
Federal Home Loan Banks 5.25% 2006                                                          65,000            69,855
Federal Home Loan Mtg. Corp. 2.00% 2006                                                     95,000            95,442
Federal Home Loan Mtg. Corp. 2.50% 2006                                                     40,000            40,079
Federal Home Loan Mtg. Corp. 2.63% 2007                                                     50,000            50,213
Federal Home Loan Mtg. Corp. 4.50% 2014                                                    130,000           132,023
Federal Home Loan Mtg. Corp. 4.50% 2019                                                    324,968           329,523
Federal Home Loan Mtg. Corp. 5.00% 2034                                                    400,000           402,298
Federal Home Loan Mtg. Corp. 5.63% 2011                                                     65,000            72,536
Federal Home Loan Mtg. Corp. 6.00% 2033                                                    400,001           415,883
Federal Home Loan Mtg. Corp. 6.50% 2016                                                     25,001            26,590
Federal Home Loan Mtg. Corp. 6.50% 2029                                                     17,869            18,790
Federal Home Loan Mtg. Corp. 6.63% 2009                                                    130,000           151,520
Federal Home Loan Mtg. Corp. 7.00% 2032                                                     49,995            53,009
Federal Home Loan Mtg. Corp. 7.50% 2023                                                      2,059             2,229
Federal Home Loan Mtg. Corp. 7.50% 2028                                                     14,695            15,847
Federal Home Loan Mtg. Corp. 8.50% 2019                                                      3,736             4,110
Federal National Mtg Assoc. 4.38% 2012                                                      65,000            66,460
Federal National Mtg. Assoc. 5.00% 2017                                                    458,742           471,983
Federal National Mtg. Assoc. 5.00% 2018                                                    347,736           357,827
Federal National Mtg. Assoc. 5.50% 2018                                                    384,841           401,348
Federal National Mtg. Assoc. 5.50% 2018                                                     74,999            78,196
Federal National Mtg. Assoc. 5.50% 2033                                                    700,001           717,608
Federal National Mtg. Assoc. 6.00% 2017                                                     70,000            73,780
Federal National Mtg. Assoc. 6.18% 2008                                                     18,590            20,607
Federal National Mtg. Assoc. 6.30% 2008                                                     18,513            20,465
Federal National Mtg. Assoc. 6.30% 2011                                                    106,791           120,104
Federal National Mtg. Assoc. 6.34% 2008                                                     17,763            19,639
Federal National Mtg. Assoc. 6.36% 2008                                                     37,027            40,956
Federal National Mtg. Assoc. 6.43% 2008                                                     18,508            20,533
Federal National Mtg. Assoc. 6.50% 2032                                                    300,000           315,186
Federal National Mtg. Assoc. 6.56% 2011                                                    194,964           220,108
Federal National Mtg. Assoc. 6.63% 2030                                                    130,000           155,046
Federal National Mtg. Assoc. 7.04% 2007                                                     18,494            20,438
Government National Mtg. Assoc. 6.00% 2031@                                                397,081           415,162
Government National Mtg. Assoc. 6.00% 2032                                                  63,401            66,245
Government National Mtg. Assoc. 7.00% 2022                                                   1,607             1,725
Government National Mtg. Assoc. 7.00% 2028                                                 155,443           165,833
Government National Mtg. Assoc. 7.25% 2027                                                   5,380             5,773

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc. 7.50% 2023                                         $         1,652   $         1,788
Government National Mtg. Assoc. 7.50% 2029                                                  20,549            22,110
Government National Mtg. Assoc. 7.50% 2032                                                  60,006            64,536
Government National Mtg. Assoc. 8.00% 2031                                                   9,587            10,480
Government National Mtg. Assoc. 8.50% 2017                                                   4,577             5,070
Government National Mtg. Assoc. 9.00% 2021                                                   1,534             1,721
                                                                                                     ---------------
                                                                                                           5,825,700
                                                                                                     ---------------

GOVERNMENT OBLIGATIONS -- 7.6%

U.S. TREASURIES -- 7.6%
United States Treasury Bond Strip zero coupon 2015@                                      2,600,000         1,628,469
United States Treasury Bond Strip zero coupon 2027                                       2,230,000           657,134
United States Treasury Bonds 5.25% 2029@                                                   450,000           475,734
United States Treasury Bonds 6.25% 2023@                                                   680,000           808,536
United States Treasury Bonds 6.88% 2025                                                    150,000           191,619
United States Treasury Notes 3.38% 2008                                                    150,600           154,559
United States Treasury Notes 3.38% 2008                                                    500,000           514,687
United States Treasury Notes 3.88% 2013                                                    100,000           101,359
United States Treasury Notes 4.00% 2014                                                     45,000            45,591
United States Treasury Notes 4.63% 2006                                                    100,000           106,246
United States Treasury Notes 4.88% 2012                                                    100,000           109,160
United States Treasury Notes 5.00% 2011                                                    110,000           121,430
United States Treasury Notes 5.75% 2005@                                                   500,000           534,824
United States Treasury Notes 5.88% 2004                                                    350,000           360,391
United States Treasury Notes 6.50% 2006@                                                 3,700,000         4,128,678
United States Treasury Notes 6.50% 2010                                                    350,000           414,942
United States Treasury Notes 6.88% 2006                                                    135,000           149,739
United States Treasury Notes 7.00% 2006                                                    150,000           167,789
United States Treasury Notes 9.38% 2006                                                    135,000           154,549
                                                                                                     ---------------
                                                                                                          10,825,436
                                                                                                     ---------------

UTILITIES -- 0.8%

ELECTRIC UTILITIES -- 0.5%
Alabama Power Co. 2.80% 2006                                                                22,000            22,286
American Electric Power Co., Inc., Series A 6.13% 2006                                      25,000            27,005
Avista Corp. 9.75% 2008                                                                     10,000            12,050
Calpine Corp. 8.50% 2010                                                                     5,000             4,600
Calpine Corp. 8.50% 2011                                                                     5,000             3,675
CMS Energy Corp. 8.50% 2011                                                                 10,000            10,675
Dominion Resources, Inc. 7.63% 2005                                                         22,000            23,606
FirstEnergy Corp., Series A 5.50% 2006                                                      22,000            23,392
FirstEnergy Corp., Series B 6.45% 2011                                                      70,000            76,638
Nevada Power Co. 9.00% 2013*                                                                 5,000             5,612
NRG Energy, Inc. 8.00% 2013*                                                                 5,000             5,163
NSTAR 8.00% 2010                                                                            40,000            48,252
Pepco Holdings, Inc. 5.50% 2007                                                             80,000            86,104
PPL Capital Funding, Inc. 4.33% 2009*                                                       18,000            18,174
Progress Energy, Inc. 6.75% 2006                                                            18,000            19,509
Progress Energy, Inc. 7.10% 2011                                                           100,000           115,672
PSE&G Power, LLC 3.75% 2009                                                                 35,000            34,998
PSE&G Power, LLC 6.88% 2006                                                                 40,000            43,705
Southern California Edison Co. 6.38% 2006                                                   70,000            75,027
TXU Energy Co. 7.00% 2013                                                                   50,000            57,299

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 0.1%
Aquila, Inc. 6.88% 2004                                                            $        40,000   $        41,049
Atlantic City Electric Co., Series FSA 6.38% 2005                                           20,000            21,205
Dynegy Holdings, Inc. 10.13% 2013*                                                           5,000             5,488
El Paso Corp. 7.00% 2011                                                                    15,000            12,862
Energen Corp., Series MTN 7.63% 2010                                                        60,000            72,001
Premcor Refining Group, Inc. 7.75% 2012                                                      5,000             5,475
Williams Cos., Inc. 7.13% 2011                                                              10,000            10,500
Williams Cos., Inc. 8.63% 2010                                                               5,000             5,500

TELEPHONE -- 0.2%
Deutsche Telekom International Finance BV 3.88% 2008                                        20,000            20,537
Deutsche Telekom International Finance BV 8.50% 2010(3)                                     90,000           110,493
Deutsche Telekom International Finance BV 8.75% 2030                                        62,000            81,284
Verizon Pennsylvania, Inc. 5.65% 2011                                                       22,000            23,674
                                                                                                     ---------------
                                                                                                           1,123,510
                                                                                                     ---------------
TOTAL BONDS & NOTES (cost $32,206,535)                                                                    33,789,027
                                                                                                     ---------------

                                                                                        SHARES
--------------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%

INFORMATION TECHNOLOGY -- 0.0%

TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires 04/15/2008 +(6)(7) (cost $28)                                10                 0
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $113,912,311)                                                          134,561,229
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 0.6%

U.S. GOVERNMENT AGENCIES -- 0.6%
Federal National Mtg. Assoc. Disc. Notes 1.03% due 04/01/04
  (cost $800,000)@                                                                 $       800,000           800,000

REPURCHASE AGREEMENTS -- 4.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $203,002 and collateralized by $175,000 of United States Treasury Bonds, bearing interest at 6.13%, due 11/15/27 and having an approximate value
  of $210,438@                                                                             203,000           203,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2)@               3,879,000         3,879,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)                             2,000,000         2,000,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)@                              225,000           225,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $6,307,000)                                                              6,307,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
  (cost $121,019,311)                                                       99.8%                        141,668,229
Other assets less liabilities --                                             0.2                             351,986
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $   142,020,215
                                                                           =====                     ===============

----------
+   Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004 the aggregate value of these securities was $4,207,602 representing 3.0% of net assets.
(1) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2004.
(3) Variable rate security -- the rate reflected is as of March 31, 2004; maturity date reflects next reset date.
(4) Bond in default
(5) Company has filed Chapter 11 bankruptcy.
(6) Fair valued security; see Note 2
(7) Illiquid security
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

OPEN FUTURES CONTRACTS

   NUMBER                                EXPIRATION    VALUE AT       VALUE AS OF      UNREALIZED
OF CONTRACTS         DESCRIPTION            DATE      TRADE DATE    MARCH 31, 2004    APPRECIATION
--------------------------------------------------------------------------------------------------
  14 Long      US Treasury 2 Year Note   June 2004    $ 3,007,846   $    3,012,406    $      4,560
                                                                                      ============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                         GROSS
                                                                                       UNREALIZED
   CONTRACT TO DELIVER        IN EXCHANGE FOR            DELIVERY DATE                DEPRECIATION
--------------------------------------------------------------------------------------------------
      EUR   824,000           USD   1,007,521              5/26/2004                  $     (3,926)
                                                                                      ============

----------
EUR -- Euro Dollar
USD -- United States Dollar

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 54.9%

CONSUMER DISCRETIONARY -- 3.8%

APPAREL & TEXTILES -- 1.2%
Coach, Inc.+                                                                                19,700   $       807,503
Nike, Inc., Class B                                                                         28,610         2,227,861

AUTOMOTIVE -- 0.7%
Advanced Auto Parts, Inc.+                                                                  25,720         1,046,032
Cummins, Inc.                                                                               10,700           625,415

RETAIL -- 1.9%
Chico's FAS, Inc.+                                                                          13,600           631,040
Federated Department Stores, Inc.                                                            6,000           324,300
Home Depot, Inc.                                                                            10,100           377,336
Kohl's Corp.+                                                                               18,120           875,740
Ross Stores, Inc.                                                                            8,000           244,880
Target Corp.                                                                                 7,000           315,280
Wal-Mart Stores, Inc.                                                                       10,000           596,900
Williams-Sonoma, Inc.+                                                                      22,500           769,500
Yankee Candle Co., Inc.+                                                                    17,800           490,924
                                                                                                     ---------------
                                                                                                           9,332,711
                                                                                                     ---------------

CONSUMER STAPLES -- 1.0%

FOOD, BEVERAGE & TOBACCO -- 0.5%
Altria Group, Inc.                                                                           8,400           457,380
Coca-Cola Co.                                                                               11,800           593,540
Wm. Wrigley Jr. Co.                                                                          4,000           236,480

HOUSEHOLD & PERSONAL PRODUCTS -- 0.5%
Estee Lauder Cos., Inc., Class A                                                             8,600           381,324
Gillette Co.                                                                                 6,500           254,150
Procter & Gamble Co.                                                                         4,600           482,448
                                                                                                     ---------------
                                                                                                           2,405,322
                                                                                                     ---------------

EDUCATION -- 0.4%

EDUCATION -- 0.4%
Apollo Group, Inc., Class A+                                                                11,050           951,515
                                                                                                     ---------------

ENERGY -- 3.1%

ENERGY SERVICES -- 1.7%
BJ Services Co.+                                                                            32,075         1,387,885
Patterson-UTI Energy, Inc.+                                                                  6,900           244,329
Pride International, Inc.+                                                                  15,500           264,430
Smith International, Inc.+                                                                  21,500         1,150,465
Southern Co.                                                                                 7,600           231,800
Suncor Energy, Inc.                                                                         28,560           781,116

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES -- 1.4%
Burlington Resources, Inc.                                                                  14,400   $       916,272
EOG Resources, Inc.                                                                         12,100           555,269
Exxon Mobil Corp.                                                                           18,300           761,097
Marathon Oil Corp.                                                                           8,000           269,360
Murphy Oil Corp.                                                                            15,920         1,002,483
                                                                                                     ---------------
                                                                                                           7,564,506
                                                                                                     ---------------

FINANCE -- 9.8%

BANKS -- 3.4%
Bank of America Corp.                                                                       39,300         3,182,514
Fifth Third Bancorp                                                                         10,432           577,620
Hibernia Corp., Class A                                                                     30,200           709,398
J.P. Morgan Chase & Co.                                                                     12,600           528,570
U.S. Bancorp                                                                                11,000           304,150
Wachovia Corp.                                                                              14,800           695,600
Wells Fargo & Co.                                                                           39,040         2,212,397

FINANCIAL SERVICES -- 4.5%
American Express Co.                                                                         7,800           404,430
Ameritrade Holding Corp.+                                                                   50,700           780,780
Capital One Financial Corp.                                                                  6,000           452,580
CIT Group, Inc.                                                                              9,700           369,085
Citigroup, Inc.                                                                             13,833           715,166
Fannie Mae                                                                                   6,835           508,182
Goldman Sachs Group, Inc.                                                                   35,440         3,698,164
Knight Trading Group, Inc.+                                                                 22,400           283,584
Lehman Brothers Holdings, Inc.                                                               8,900           737,543
Mellon Financial Corp.                                                                       9,900           309,771
Merrill Lynch & Co., Inc.                                                                    8,000           476,480
Morgan Stanley                                                                               4,100           234,930
Providian Financial Corp.+                                                                  44,400           581,640
SLM Corp.                                                                                   36,740         1,537,569

INSURANCE -- 1.9%
Allstate Corp.                                                                              30,610         1,391,531
Berkshire Hathaway, Inc., Class B+                                                           1,041         3,238,561
                                                                                                     ---------------
                                                                                                          23,930,245
                                                                                                     ---------------

HEALTHCARE -- 10.8%

DRUGS -- 5.0%
Allergan, Inc.                                                                               3,000           252,480
Amgen, Inc.+                                                                                11,400           663,138
Caremark Rx, Inc.+                                                                           9,000           299,250
Cubist Pharmaceuticals, Inc.+                                                               26,300           241,960
Forest Laboratories, Inc.+                                                                  20,405         1,461,406
Genentech, Inc.+                                                                            44,235         4,680,948
Gilead Sciences, Inc.+                                                                      11,500           641,355
Invitrogen Corp.+                                                                           12,220           876,052
Merck & Co., Inc.                                                                            5,150           227,578
Millennium Pharmaceuticals, Inc.+                                                           27,200           459,680
Neurocrine Biosciences, Inc.+                                                                7,000           413,700

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Pfizer, Inc.                                                                                20,000   $       701,000
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                          18,900         1,198,449

HEALTH SERVICES -- 4.4%
Aetna, Inc.                                                                                 31,980         2,869,246
Anthem, Inc.+                                                                               16,885         1,530,456
Centene Corp.+                                                                              14,900           455,791
Select Medical Corp.                                                                        31,400           524,380
UnitedHealth Group, Inc.                                                                    76,720         4,943,837
WellPoint Health Networks, Inc.+                                                             4,130           469,664

MEDICAL PRODUCTS -- 1.4%
Becton Dickinson & Co.                                                                       5,000           242,400
Boston Scientific Corp.+                                                                    13,800           584,844
Cytyc Corp.+                                                                                27,500           611,875
Guidant Corp.                                                                                3,000           190,110
Johnson & Johnson                                                                            7,800           395,616
St. Jude Medical, Inc.+                                                                     18,000         1,297,800
                                                                                                     ---------------
                                                                                                          26,233,015
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 4.8%

AEROSPACE & MILITARY TECHNOLOGY -- 1.3%
Boeing Co.                                                                                   6,500           266,955
Lockheed Martin Corp.                                                                       14,400           657,216
Northrop Grumman Corp.                                                                       9,715           956,150
Rockwell Automation, Inc.                                                                   27,700           960,359
United Technologies Corp.                                                                    4,300           371,090

BUSINESS SERVICES -- 1.7%
Fastenal Co.                                                                                11,100           595,959
Ingersoll-Rand Co., Inc., Class A                                                            5,000           338,250
Interpublic Group Cos., Inc.+                                                               20,000           307,600
Monsanto Co.                                                                                 8,200           300,694
Paychex, Inc.                                                                               18,900           672,840
Stericycle, Inc.+                                                                           10,900           521,674
Waste Connections, Inc.+                                                                    16,000           636,800
Waste Management, Inc.                                                                      11,000           331,980
Xerox Corp.+                                                                                30,000           437,100

MACHINERY -- 0.1%
Caterpillar, Inc.                                                                            2,000           158,140

MULTI-INDUSTRY -- 1.0%
3M Co.                                                                                      11,980           980,803
General Electric Co.                                                                        28,900           882,028
Honeywell International, Inc.                                                               11,000           372,350
Tyco International, Ltd.                                                                    11,000           315,150

TRANSPORTATION -- 0.7%
Heartland Express, Inc.                                                                     18,895           430,428
J.B. Hunt Transport Services, Inc.+                                                         13,800           388,746
United Parcel Service, Inc., Class B                                                        13,500           942,840
                                                                                                     ---------------
                                                                                                          11,825,152
                                                                                                     ---------------

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT -- 2.0%

BROADCASTING & MEDIA -- 0.5%
DIRECTV Group, Inc.+                                                                        21,798   $       335,253
Fox Entertainment Group, Inc., Class A+                                                      9,600           260,160
News Corp., Ltd. Sponsored ADR                                                               2,436            77,246
Radio One, Inc., Class D+                                                                   12,800           236,800
Time Warner, Inc.+                                                                          15,000           252,900

ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co.                                                                             13,700           342,363

LEISURE & TOURISM -- 1.4%
Applebee's International, Inc.                                                              12,400           512,740
Carnival Corp.                                                                               8,900           399,699
International Speedway Corp., Class A                                                       18,600           874,200
JetBlue Airways Corp.+                                                                      10,275           259,854
McDonald's Corp.                                                                            11,200           319,984
Orbitz, Inc.+                                                                                7,300           173,813
Outback Steakhouse, Inc.                                                                     6,090           296,583
Ruby Tuesday, Inc.                                                                          19,000           610,850
                                                                                                     ---------------
                                                                                                           4,952,445
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 18.8%

COMMUNICATION EQUIPMENT -- 0.5%
Marvell Technology Group, Ltd.+                                                             18,000           810,900
QUALCOMM, Inc.                                                                               6,000           398,520

COMPUTER SERVICES -- 1.8%
CACI International, Inc., Class A+                                                          13,800           593,400
Manhattan Associates, Inc.+                                                                 15,800           439,240
Symantec Corp.+                                                                             49,195         2,277,728
Synopsys, Inc.+                                                                             21,570           624,667
VeriSign, Inc.+                                                                             28,100           466,179

COMPUTER SOFTWARE -- 2.1%
Adobe Systems, Inc.                                                                          5,000           197,150
Cognos, Inc.+                                                                               14,800           459,688
Electronic Arts, Inc.+                                                                      59,695         3,221,142
Microsoft Corp.                                                                             50,875         1,270,349

COMPUTERS & BUSINESS EQUIPMENT -- 1.9%
Apple Computer, Inc.+                                                                       75,025         2,029,426
Dell, Inc.+                                                                                  9,000           302,580
EMC Corp.+                                                                                  65,600           892,816
International Business Machines Corp.                                                        5,900           541,856
Lexmark International, Inc., Class A+                                                        3,500           322,000
SanDisk Corp.+                                                                              21,250           602,863

ELECTRONICS -- 4.7%
Agilent Technologies, Inc.+                                                                  6,400           202,432
Applied Materials, Inc.+                                                                   114,780         2,453,996
Broadcom Corp., Class A+                                                                     4,000           156,680
Energizer Holdings, Inc.+                                                                   26,070         1,217,208
Intel Corp.                                                                                 16,740           455,328
KLA-Tencor Corp.+                                                                           35,140         1,769,299
NVIDIA Corp.+                                                                               37,350           989,402

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Samsung Electronics Co., Ltd.                                                                4,510   $     2,250,181
Solectron Corp.+                                                                            35,000           193,550
Texas Instruments, Inc.                                                                     57,900         1,691,838

INTERNET CONTENT -- 3.0%
Amazon.com, Inc.+                                                                           44,320         1,918,170
eBay, Inc.+                                                                                 31,955         2,215,440
Yahoo!, Inc.+                                                                               67,980         3,303,148

INTERNET SOFTWARE -- 0.1%
BEA Systems, Inc.+                                                                          17,800           227,128

TELECOMMUNICATIONS -- 4.7%
Cisco Systems, Inc.+                                                                        83,145         1,955,570
Corning, Inc.+                                                                              62,800           702,104
EchoStar Communications Corp., Class A+                                                     41,975         1,374,681
Foundry Networks, Inc.+                                                                     30,100           516,817
Juniper Networks, Inc.+                                                                     25,200           655,452
Motorola, Inc.                                                                              21,400           376,640
Nextel Communications, Inc., Class A+                                                      134,365         3,322,847
Nokia Oyj Sponsored ADR                                                                     40,085           812,924
Verizon Communications, Inc.                                                                12,000           438,480
Vodafone Group, PLC Sponsored ADR                                                           60,000         1,434,000
                                                                                                     ---------------
                                                                                                          46,083,819
                                                                                                     ---------------

MATERIALS -- 0.4%

CHEMICALS -- 0.0%
Pioneer Companies, Inc.+                                                                       212             1,092

FOREST PRODUCTS -- 0.1%
MeadWestvaco Corp.                                                                          11,000           311,190

METALS & MINERALS -- 0.3%
Cleveland-Cliffs, Inc.+                                                                      7,900           516,897
Phelps Dodge Corp.+                                                                          3,000           244,980
                                                                                                     ---------------
                                                                                                           1,074,159
                                                                                                     ---------------
TOTAL COMMON STOCK (cost $110,140,453)                                                                   134,352,889
                                                                                                     ---------------

PREFERRED STOCK -- 0.0%

MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C (Convertible) (cost $0)                                          495                 4
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.0%

FINANCE -- 1.9%

FINANCIAL SERVICES -- 1.9%
Aesop Funding II, LLC, Series 1998-1 A 6.14% 2006*                                 $       100,000           104,365
Aesop Funding II, LLC, Series 2003-3A A3 3.72% 2004*                                       330,000           336,328
Capital One Auto Finance Trust 3.18% 2010                                                  485,000           494,615

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% 2011                 $       430,000   $       442,298
Capital One Prime Auto Receivable Trust 2.88% 2010                                         485,000           491,798
Citibank Credit Card Issuance Trust 2.90% 2010                                             485,000           485,101
Fleet Credit Card Master Trust II 2.40% 2008                                               485,000           490,445
Household Automotive Trust, Series 2003-2 A4 3.02% 2010                                    145,000           147,134
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% 2009                           485,000           488,605
Peco Energy Transition Trust, Series 2001-A A1 6.52% 2010                                  210,000           243,637
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% 2009                                 218,000           244,363
Residential Funding Mortgage Securities II, Inc., Series 2004-HI1 A3 3.05% 2016            197,000           197,891
USAA Auto Owner Trust 2.67% 2010                                                           485,000           488,488
                                                                                                     ---------------
                                                                                                           4,655,068
                                                                                                     ---------------

U.S. GOVERNMENT AGENCIES -- 0.1%

U.S. GOVERNMENT AGENCIES -- 0.1%
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% 2022                                      11,990            12,430
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% 2023                                     25,000            25,594
Federal Home Loan Mtg. Corp., Series 1552 H 6.75% 2022                                      40,456            40,818
Federal Home Loan Mtg. Corp., Series 1552 HB 6.50% 2022                                     37,966            38,289
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% 2023                                     40,000            43,892
Federal National Mtg. Assoc., Series 1991-117 G 8.00% 2006                                   5,122             5,371
                                                                                                     ---------------
                                                                                                             166,394
                                                                                                     ---------------
TOTAL ASSET-BACKED SECURITIES (cost $4,731,028)                                                            4,821,462
                                                                                                     ---------------

BONDS & NOTES -- 37.9%

CONSUMER DISCRETIONARY -- 1.1%

APPAREL & TEXTILES -- 0.0%
Gap, Inc. 10.55% 2008(1)                                                                    10,000            12,400
Oxford Industry, Inc. 8.88% 2011*                                                            5,000             5,375

AUTOMOTIVE -- 0.5%
Accuride Corp., Series B 9.25% 2008                                                         20,000            20,650
Advanced Accessory Holding 13.25% 2011*(2)                                                  20,000            10,600
Arvinmeritor, Inc. 8.75% 2012                                                                5,000             5,563
Cummins, Inc. 9.50% 2010*                                                                    5,000             5,888
DaimlerChrysler NA Holding Corp. 6.50% 2013                                                300,000           324,466
Dana Corp. 9.00% 2011                                                                       15,000            18,037
Delco Remy International, Inc. 8.63% 2007                                                   15,000            15,356
Dura Operating Corp., Series D 9.00% 2009                                                   10,000            10,125
Ford Motor Co. 6.38% 2029                                                                  150,000           133,554
Ford Motor Co. 6.63% 2028                                                                   77,000            70,782
Ford Motor Co. 7.45% 2031                                                                  520,000           519,310
General Motors Corp. 7.20% 2011                                                             33,000            36,166
General Motors Corp. 8.25% 2023                                                             31,000            34,602
Goodyear Tire & Rubber Co. 7.86% 2011                                                        5,000             4,125
Goodyear Tire & Rubber Co. 8.50% 2007                                                       10,000             9,525
Lear Corp., Series B 8.11% 2009                                                              5,000             5,912
Navistar International Corp., Series B 8.00% 2008                                            5,000             5,138
Tenneco Automotive, Inc. 10.25% 2013                                                         5,000             5,750
Tenneco Automotive, Inc., Series B 11.63% 2009                                               5,000             5,413
TRW Automotive, Inc. 11.00% 2013                                                            10,000            11,950
Visteon Corp. 7.00% 2014                                                                     5,000             4,990

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

HOUSING & HOUSEHOLD DURABLES -- 0.4%
Beazer Homes USA, Inc. 8.63% 2011                                                  $        15,000   $        16,762
Centex Corp. 5.80% 2009                                                                     20,000            21,853
Centex Corp. 7.88% 2011                                                                    220,000           264,520
D.R. Horton, Inc. 9.75% 2010                                                                15,000            18,375
KB Home 9.50% 2011                                                                          25,000            28,375
Koppers, Inc. 9.88% 2013*                                                                   10,000            11,000
Lennar Corp. 5.95% 2013                                                                     75,000            80,630
Lennar Corp. 7.63% 2009                                                                     60,000            69,944
Pulte Homes, Inc. 8.13% 2011                                                               145,000           175,107
Standard Pacific Corp. 6.25% 2014                                                           15,000            14,925
Standard Pacific Corp., Series A 8.00% 2008                                                 15,000            15,401
Technical Olympic USA, Inc. 7.50% 2011*                                                      5,000             4,994
Toll Brothers, Inc. 6.88% 2012                                                             130,000           147,266

RETAIL -- 0.2%
Lowe's Cos., Inc. 8.25% 2010                                                               250,000           312,549
Real Mex Restaurants, Inc. 10.00% 2010*                                                      5,000             5,050
Remington Arms Co., Inc. 10.50% 2011                                                         5,000             5,062
Rite Aid Corp. 8.13% 2010                                                                   25,000            26,750
Staples, Inc. 7.38% 2012                                                                   125,000           148,763
Wal-Mart Stores, Inc. 6.88% 2009                                                            33,000            38,728
                                                                                                     ---------------
                                                                                                           2,681,731
                                                                                                     ---------------

CONSUMER STAPLES -- 0.9%

FOOD, BEVERAGE & TOBACCO -- 0.8%
Altria Group, Inc. 7.00% 2013                                                              150,000           165,306
Anheuser-Busch Cos., Inc. 5.95% 2033                                                        33,000            35,230
Cargill, Inc. 3.63% 2009*                                                                   14,000            14,090
Companhia Brasileira de Bebidas 8.75% 2013*                                                110,000           120,725
Companhia Brasileira de Bebidas 10.50% 2011                                                 70,000            83,650
ConAgra Foods, Inc. 6.75% 2011                                                             190,000           218,113
Fred Meyer, Inc. 7.38% 2005                                                                 40,000            42,049
Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011                                           15,000            13,125
Kraft Foods, Inc. 4.63% 2006                                                               100,000           105,555
Kraft Foods, Inc. 5.63% 2011                                                                70,000            75,906
Kraft Foods, Inc. 6.25% 2012                                                               150,000           168,179
Pepsi Bottling Group, Inc., Series B 7.00% 2029                                             33,000            39,063
Philip Morris Cos., Inc. 6.38% 2006                                                        150,000           159,509
Safeway, Inc. 7.00% 2007                                                                    32,000            36,188
Tyson Foods, Inc. 8.25% 2011                                                               210,000           250,360
Unilever Capital Corp. 5.90% 2032                                                           33,000            34,367
Whitman Corp. 6.38% 2009                                                                   280,000           317,394
Winn-Dixie Stores, Inc. 8.88% 2008                                                          25,000            22,125

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
American Achievement Corp. 8.25% 2012*                                                       5,000             5,138
Chattem, Inc. 7.00% 2014*                                                                    5,000             5,000
Fortune Brands, Inc. 7.13% 2004*                                                           150,000           154,838
JohnsonDiversey, Inc., Series B 9.63% 2012                                                   5,000             5,450
Playtex Products, Inc. 8.00% 2011*                                                           5,000             5,200
Playtex Products, Inc. 9.38% 2011                                                           10,000             9,600
Procter & Gamble Co. 5.50% 2034                                                             33,000            33,239
Revlon Consumer Products Corp. 12.00% 2005                                                   5,000             5,425
                                                                                                     ---------------
                                                                                                           2,124,824
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% 2096                                   $       130,000   $       167,179
                                                                                                     ---------------

ENERGY -- 0.8%

ENERGY SERVICES -- 0.4%
Amerada Hess Corp. 7.30% 2031                                                               33,000            35,248
Halliburton Co. 5.50% 2010*                                                                 70,000            74,140
Motiva Enterprises, LLC 5.20% 2012*                                                        205,000           215,958
PacifiCorp, Series MBIA 6.38% 2008                                                         150,000           169,585
Panhandle Eastern Pipe Line Co. 2.75% 2007*                                                 17,000            17,073
Parker Drilling Co. 9.63% 2013                                                               5,000             5,488
Petroleum Geo-Services 10.00% 2010                                                          10,000            10,925
Pride Petroleum Services, Inc. 9.38% 2007                                                   11,000            11,192
Southern California Public Power Authority Project 6.93% 2017                              100,000           122,077
Tesoro Petroleum Corp. 8.00% 2008                                                           10,000            10,875
Valero Energy Corp. 6.88% 2012                                                             175,000           201,438
Westar Energy, Inc. 9.75% 2007                                                              15,000            17,344
Western Resources, Inc. 7.13% 2009                                                          10,000            11,200

ENERGY SOURCES -- 0.4%
Alliant Energy Resources, Inc. 9.75% 2013                                                  140,000           188,070
Amerada Hess Corp. 6.65% 2011                                                               33,000            36,463
Belden & Blake Corp. 9.88% 2007                                                              5,000             4,913
Chesapeake Energy Corp. 6.88% 2016*                                                          5,000             5,250
Chesapeake Energy Corp. 7.75% 2015                                                           5,000             5,537
Conoco Funding Co. 6.35% 2011                                                               16,000            18,365
Conoco, Inc. 6.95% 2029                                                                     33,000            38,463
Energy Corp. of America, Series A 9.50% 2007                                                43,000            40,635
Giant Industries, Inc. 11.00% 2012                                                          15,000            16,837
Husky Oil, Ltd. 7.55% 2016                                                                 140,000           171,474
Peabody Energy Corp., Series B 6.88% 2013                                                    5,000             5,400
Pemex Project Funding Master Trust 9.13% 2010                                              330,000           404,250
Pioneer Natural Resources Co. 9.63% 2010                                                     5,000             6,417
XTO Energy, Inc. 7.50% 2012                                                                 17,000            20,215
                                                                                                     ---------------
                                                                                                           1,864,832
                                                                                                     ---------------

FINANCE -- 6.9%

BANKS -- 1.5%
Bank of America Corp. 1.27% 2004(3)                                                         31,000            31,020
BB&T Corp. 4.75% 2012                                                                      295,000           303,601
Capital One Bank 4.25% 2008                                                                 33,000            33,829
Capital One Bank 5.13% 2014                                                                 33,000            33,117
European Investment Bank 4.00% 2005                                                         25,000            25,668
HBOS, PLC 6.00% 2033*                                                                      305,000           321,284
J.P. Morgan Chase & Co. 4.50% 2010                                                          33,000            34,040
J.P. Morgan Chase & Co. 5.25% 2007                                                          33,000            35,635
Key Bank NA 4.10% 2005                                                                      33,000            34,088
Key Bank NA 7.00% 2011                                                                      13,000            15,210
MBNA America Bank 5.38% 2008                                                               170,000           183,457
Mizuho Financial Group Cayman, Ltd. 5.79% 2014*                                            200,000           205,171
National Australia Bank, Ltd., Series A 8.60% 2010                                         300,000           379,470
National City Corp. 7.20% 2005                                                             170,000           180,773

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
NCNB Corp. 9.38% 2009                                                              $        48,000   $        61,615
Oversea-Chinese Banking Corp., Ltd. 7.75% 2011*                                            400,000           486,198
Popular North America, Inc. 3.88% 2008                                                     220,000           224,543
Royal Bank of Scotland Group, PLC 6.40% 2009                                               120,000           137,275
Scotland International Finance BV 7.70% 2010*                                              300,000           361,983
U.S. Bancorp 7.50% 2026                                                                    195,000           238,069
Washington Mutual Bank FA 5.50% 2013                                                        33,000            35,147
Washington Mutual, Inc. 4.00% 2009                                                          19,000            19,404
Washington Mutual, Inc. 4.63% 2014                                                          14,000            13,720
Wells Fargo & Co. 5.13% 2012                                                                18,000            18,984
Wells Fargo & Co. 6.38% 2011                                                               230,000           263,098
Western Financial Bank 9.63% 2012                                                            5,000             5,700
Westpac Capital Trust IV 5.26% 2049*                                                        39,000            39,000

FINANCIAL SERVICES -- 3.5%
Abbey National, PLC, Series EMTN 6.69% 2005                                                200,000           215,150
Alamosa Delaware, Inc. 11.00% 2010                                                          10,000            10,675
Arch Western Finance, LLC 6.75% 2013*                                                       10,000            10,650
Asset Securitization Corp., Series 1997-D5 A1C 6.75% 2043                                   75,000            82,072
Athena Neurosciences Finance, LLC 7.25% 2008                                               255,000           255,956
Atlantic Broadband Finance, LLC 9.38% 2014*                                                 10,000             9,825
Bear Stearns Commercial Mortgage Securities, Inc. 4.72% 2041                               250,000           255,220
Bear Stearns Cos., Inc. 3.25% 2009                                                          31,000            30,729
Boeing Capital Corp. 6.10% 2011                                                             33,000            36,654
Bowater Canada Finance Corp. 7.95% 2011                                                     10,000            10,663
Capital One Financial Corp. 6.25% 2013                                                      33,000            35,225
CIT Group, Inc. 4.75% 2010                                                                  33,000            34,213
CIT Group, Inc. 7.38% 2007                                                                  20,000            22,730
CIT Group, Inc. 7.63% 2005                                                                 120,000           129,520
Citigroup, Inc. 6.75% 2005                                                                 340,000           367,680
Citigroup, Inc. 7.25% 2010                                                                 180,000           214,373
Countrywide Home Loans, Inc., Series MTNK 5.63% 2007                                       180,000           196,080
Credit National Interfinance BV 7.00% 2005                                                 140,000           150,745
Credit Suisse First Boston USA, Inc. 5.50% 2013                                            380,000           404,082
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1B 7.15% 2029                        14,042            14,042
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% 2029                       100,000           110,692
Duke Capital Corp. 5.50% 2014                                                               27,000            27,294
Farmers Exchange Capital 7.05% 2028*                                                       100,000           101,396
First Union-Lehman Bros. Commercial Mtg. Trust II, Series 1997-C2 A2 6.60% 2029             29,551            29,796
Ford Motor Credit Co. 5.63% 2008                                                            26,000            26,835
Ford Motor Credit Co. 5.80% 2009                                                            33,000            34,022
Ford Motor Credit Co. 7.88% 2010                                                           210,000           234,982
General Electric Capital Corp., Series MTNA 6.00% 2012                                     310,000           346,392
General Electric Capital Corp., Series MTNA 6.13% 2011                                      33,000            37,238
General Electric Capital Corp., Series MTNA 6.75% 2032                                      17,000            19,638
General Electric Capital Corp., Series MTNA 8.70% 2007                                      70,000            82,239
General Motors Acceptance Corp. 4.50% 2006                                                  33,000            34,100
General Motors Acceptance Corp. 6.88% 2011                                                 550,000           596,701
General Motors Acceptance Corp. 7.75% 2010                                                  33,000            37,411
General Motors Acceptance Corp. 8.38% 2033                                                 495,000           561,509
Glencore Funding, LLC 6.00% 2014*                                                           29,000            28,793
Goldman Sachs Group, Inc. 6.60% 2012                                                       360,000           412,582
Household Finance Corp. 6.38% 2011                                                         575,000           651,969

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Household Finance Corp. 6.50% 2006                                                 $        50,000   $        54,057
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% 2004                                 210,000           237,449
Lehman Brothers Holdings, Inc. 4.80% 2014                                                   27,000            27,171
MDP Acquisitions, PLC 9.63% 2012                                                             5,000             5,650
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% 2029                           300,000           333,927
Morgan Stanley 3.88% 2009                                                                    2,000             2,041
Morgan Stanley 4.75% 2014                                                                  271,000           265,751
Morgan Stanley 5.80% 2007                                                                  330,000           360,868
Morgan Stanley Capital I, Inc., Series 1998-WF2 A2 6.54% 2030                              300,000           338,791
New ASAT Finance, Ltd. 9.25% 2011*                                                          10,000            10,725
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% 2030                               100,000           113,453
Overseas Private Investment Corp., Series 96-A 6.99% 2009                                  189,998           210,639
PNC Funding Corp. 5.75% 2006                                                                28,000            30,230
Principal Financial Group Australia Property, Ltd. 8.20% 2009*                             240,000           290,139
Private Export Funding Corp. 6.62% 2005                                                    220,000           236,436
Private Export Funding Corp., Series C 6.31% 2004                                          100,000           102,576
Rio Tinto Finance USA, Ltd. 2.63% 2008                                                      33,000            32,320
Salomon Smith Barney Holdings, Inc. 5.88% 2006                                              33,000            35,657
Sensus Metering Systems, Inc. 8.63% 2013*                                                    5,000             4,950
Textron Financial Corp., Series MTNE 2.75% 2006                                             33,000            33,330
UCAR Finance, Inc. 10.25% 2012                                                              10,000            11,650
Von Hoffman Corp. 10.25% 2009                                                               15,000            15,656
Washington Mutual Finance Corp. 6.25% 2006                                                  27,000            29,358

INSURANCE -- 1.9%
AAG Holding Co., Inc. 6.88% 2008                                                           130,000           140,508
ACE Capital Trust II 9.70% 2030                                                            190,000           264,961
ACE INA Holdings, Inc. 8.30% 2006                                                          100,000           113,159
Allstate Corp. 7.20% 2009                                                                   33,000            39,447
Allstate Financing II 7.83% 2045                                                            44,000            50,959
American Financial Group, Inc. 7.13% 2009                                                   55,000            61,829
Amerus Life Holdings, Inc. 6.95% 2005                                                      190,000           198,233
Dai-Ichi Mutual Life Insurance Co. 5.73% 2014*                                             270,000           272,866
Equitable Cos., Inc. 7.00% 2028                                                            110,000           128,731
Everest Reinsurance Holdings, Inc. 8.50% 2005                                               50,000            52,911
Everest Reinsurance Holdings, Inc. 8.75% 2010                                              180,000           226,721
Farmers Insurance Exchange 8.50% 2004*                                                     280,000           284,171
Florida Windstorm Underwriting Assoc. 7.13% 2019*                                          270,000           329,875
Jackson National Life Insurance Co. 8.15% 2027*                                             40,000            48,485
Liberty Mutual Insurance Co. 7.70% 2097*                                                   410,000           417,407
Marsh & McLennan Cos., Inc. 5.88% 2033                                                     190,000           193,873
MONY Group, Inc. 7.45% 2005                                                                135,000           145,891
Nationwide Mutual Insurance Co. 6.60% 2034*                                                 33,000            32,926
Protective Life Secured Trust 4.00% 2011                                                   270,000           269,708
Provident Financing Trust I 7.41% 2038                                                      90,000            78,670
Prudential Financial, Inc. 4.75% 2014                                                       15,000            15,020
ReliaStar Financial Corp. 8.00% 2006                                                       170,000           193,818
SAFECO Corp. 7.25% 2012                                                                     85,000           101,205
St. Paul Cos., Inc. 5.75% 2007                                                             200,000           217,571
Torchmark Corp. 6.25% 2006                                                                 130,000           142,766
Unitrin, Inc. 4.88% 2010                                                                   195,000           202,370
W.R. Berkley Capital Trust 8.20% 2045                                                      210,000           232,464
XL Capital Finance, PLC 6.50% 2012                                                         150,000           171,313
                                                                                                     ---------------
                                                                                                          16,991,654
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

HEALTHCARE -- 0.9%

DRUGS -- 0.3%
Glaxosmithkline Capital, Inc. 5.38% 2034                                           $        35,000   $        34,669
Omnicare, Inc., Series B 8.13% 2011                                                          5,000             5,575
Pfizer, Inc. 2.50% 2007                                                                     33,000            33,325
Schering-Plough Corp. 6.50% 2033                                                           255,000           273,025
Wyeth 5.50% 2014                                                                           230,000           242,554

HEALTH SERVICES -- 0.5%
Anthem, Inc. 6.80% 2012                                                                    240,000           278,240
Beverly Enterprises, Inc. 9.63% 2009                                                        15,000            17,137
Extendicare Health Services, Inc. 9.35% 2007                                                 5,000             5,163
HCA, Inc. 6.30% 2012                                                                       150,000           157,222
HCA, Inc. 7.13% 2006                                                                        16,000            17,302
Health Net, Inc. 8.38% 2011                                                                130,000           160,052
Highmark, Inc. 6.80% 2013*                                                                  14,000            15,689
Humana, Inc. 7.25% 2006                                                                    160,000           176,866
NDC Health Corp. 10.50% 2012                                                                25,000            28,750
Radiologix, Inc., Series B 10.50% 2008                                                      15,000            15,525
Tenet Healthcare Corp. 6.50% 2012                                                            5,000             4,313
UnitedHealth Group, Inc. 7.50% 2005                                                        260,000           283,115
WellPoint Health Networks, Inc. 6.38% 2012                                                  95,000           107,253

MEDICAL PRODUCTS -- 0.1%
ALARIS Medical Systems, Inc. 7.25% 2011                                                      5,000             5,288
Allegiance Corp. 7.00% 2026                                                                220,000           257,890
AmerisourceBergen Corp. 8.13% 2008                                                           5,000             5,575
Biovail Corp. 7.88% 2010                                                                     5,000             4,875
Inverness Medical Innovations, Inc. 8.75% 2012*                                              5,000             5,075
Johnson & Johnson 4.95% 2033                                                                33,000            31,294
                                                                                                     ---------------
                                                                                                           2,165,772
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 0.9%

AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Goodrich Corp. 6.45% 2007                                                                   33,000            36,943
K & F Industries, Inc., Series B 9.25% 2007                                                  7,000             7,263
Northrop Grumman Corp. 7.13% 2011                                                           15,000            17,730
Raytheon Co. 4.85% 2011                                                                     33,000            34,315
SCL Terminal Aereo Santiago SA 6.95% 2012*                                                 271,517           301,831
Sequa Corp., Series B 8.88% 2008                                                            15,000            16,688

BUSINESS SERVICES -- 0.5%
Advanstar Communications, Inc. 10.75% 2010                                                   5,000             5,494
Advanstar Communications, Inc. 12.00% 2011                                                   5,000             5,306
Allied Waste North America, Inc., Series B 8.50% 2008                                       35,000            39,200
Erac USA Finance Co. 8.00% 2011*                                                           140,000           170,314
Erac USA Finance Co. 8.25% 2005*                                                            40,000            42,626
Hutchison Whampoa International, Ltd. 5.45% 2010*                                          300,000           309,900
Iron Mountain, Inc. 8.25% 2011                                                              10,000            10,400
Lamar Media Corp. 7.25% 2013                                                                 5,000             5,425
Monsanto Co. 7.38% 2012                                                                    280,000           331,909
PSA Corp., Ltd. 7.13% 2005*                                                                160,000           171,526
R.H. Donnelley Finance Corp. I 10.88% 2012*                                                 15,000            17,887
United Rentals (North America), Inc. 6.50% 2012*                                            15,000            14,925
Waste Management, Inc. 7.00% 2028                                                           33,000            36,688

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Waste Management, Inc. 7.38% 2029                                                  $        16,000   $        18,535
Xerox Corp. 7.63% 2013                                                                      20,000            21,300
Xerox Corp. 9.75% 2009                                                                      10,000            11,650

ELECTRICAL EQUIPMENT -- 0.0%
General Cable Corp. 9.50% 2010*                                                              5,000             5,500
WESCO Distribution, Inc., Series B 9.13% 2008                                               15,000            15,375

MACHINERY -- 0.0%
Argo-Tech Corp. 8.63% 2007                                                                  15,000            15,187
Case New Holland, Inc. 9.25% 2011*                                                          20,000            22,600
Manitowoc Co., Inc. 10.50% 2012                                                              5,000             5,725
Numatics, Inc., Series B 9.63% 2008                                                          5,000             4,150
Westinghouse Air Brake Co. 6.88% 2013                                                        5,000             5,325

MULTI-INDUSTRY -- 0.1%
American Standard Cos., Inc. 7.63% 2010                                                      5,000             5,787
Constar International, Inc. 11.00% 2012                                                     10,000             8,550
Erico International Corp. 8.88% 2012*                                                        5,000             5,238
Invensys, PLC 9.88% 2011*                                                                    5,000             5,125
J.B. Poindexter & Co., Inc. 8.75% 2014*                                                      5,000             5,138
Pliant Corp. 11.13% 2009*(2)                                                                15,000            12,000
Tyco International Group SA 6.13% 2009                                                      15,000            16,305
Tyco International Group SA 6.38% 2006                                                     203,000           216,133
Tyco International Group SA 6.75% 2011                                                       5,000             5,568
Tyco International Group SA 6.88% 2029                                                      18,000            18,891

TRANSPORTATION -- 0.1%
CSX Corp. 2.75% 2006                                                                        33,000            33,286
FedEx Corp. 2.65% 2007*                                                                     31,000            30,964
FedEx Corp. 6.72% 2022                                                                     130,215           149,178
Norfolk Southern Corp. 7.05% 2037                                                           33,000            37,866
                                                                                                     ---------------
                                                                                                           2,251,746
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 1.8%

BROADCASTING & MEDIA -- 1.1%
AOL Time Warner, Inc. 6.13% 2006                                                            33,000            35,555
AOL Time Warner, Inc. 6.75% 2011                                                            50,000            56,684
AOL Time Warner, Inc. 6.88% 2012                                                           230,000           263,123
AOL Time Warner, Inc. 7.63% 2031                                                           260,000           304,182
Cablevision Systems Corp. 8.00% 2012*                                                        5,000             4,988
CanWest Media, Inc. 10.63% 2011                                                              5,000             5,675
Chancellor Media Corp. 8.00% 2008                                                          220,000           257,400
Charter Communications Holdings, LLC 8.63% 2009                                             15,000            12,375
Charter Communications Holdings, LLC 9.92% 2011(2)                                           5,000             4,137
Charter Communications Holdings, LLC 13.50% 2011(2)                                         70,000            50,050
Comcast Cable Communications, Inc. 6.88% 2009                                               33,000            37,639
Comcast Cable Communications, Inc. 8.50% 2027                                               35,000            45,815
Cox Communications, Inc. 7.75% 2010                                                        230,000           274,440
CSC Holdings, Inc., Series B 7.63% 2011                                                     25,000            26,375
EchoStar DBS Corp. 6.38% 2011*                                                              15,000            15,938
LBI Media, Inc. 11.00% 2013(2)                                                              10,000             7,013
Lenfest Communications, Inc. 8.38% 2005                                                    120,000           131,622

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Liberty Group Operating, Inc. 9.38% 2008                                           $         5,000   $         5,081
Liberty Media Corp. 3.50% 2006                                                              33,000            33,604
Liberty Media Corp. 7.75% 2009                                                             230,000           269,922
LodgeNet Entertainment Corp. 9.50% 2013                                                      5,000             5,550
Mediacom Broadband, LLC 11.00% 2013                                                         15,000            16,050
Muzak Finance Corp., LLC 9.88% 2009                                                          5,000             4,819
News America Holdings, Inc. 7.75% 2024                                                      80,000            94,631
News America Holdings, Inc. 8.00% 2016                                                     110,000           137,089
News America, Inc. 7.63% 2028                                                               33,000            39,228
PRIMEDIA, Inc. 8.88% 2011                                                                   10,000            10,250
Quebecor Media, Inc. 11.13% 2011                                                             5,000             5,737
Quebecor Media, Inc. 13.75% 2011(2)                                                         30,000            27,300
Rogers Cable, Inc. 6.25% 2013                                                               45,000            46,519
Time Warner, Inc. 6.63% 2029                                                                33,000            34,482
Univision Communications, Inc. 3.88% 2008                                                   70,000            71,148
USA Interactive 7.00% 2013                                                                 315,000           358,328
Vertis, Inc. 10.88% 2009                                                                     5,000             5,038

ENTERTAINMENT PRODUCTS -- 0.1%
Corus Entertainment, Inc. 8.75% 2012                                                        20,000            22,150
Dex Media West, LLC 9.88% 2013*                                                             15,000            16,650
International Game Technology 8.38% 2009                                                   130,000           157,984

LEISURE & TOURISM -- 0.6%
American Airlines, Inc., Series 01-1 6.82% 2011                                            190,000           175,510
American Airlines, Inc., Series 2003-1 3.86% 2010                                           63,502            63,752
American Airlines, Inc., Series 99-1 7.02% 2009                                            120,000           121,828
AMF Bowling Worldwide, Inc. 10.00% 2010*                                                     5,000             5,175
Aztar Corp. 9.00% 2011                                                                       5,000             5,619
Continental Airlines, Inc., Series 01-1 6.50% 2011                                         120,000           118,313
Continental Airlines, Inc., Series 974A 6.90% 2018                                          99,943            99,657
Continental Airlines, Inc., Series 981A 6.65% 2017                                          63,881            62,501
Delta Air Lines, Inc. 7.90% 2009                                                            15,000             9,900
Delta Air Lines, Inc., Series 00-1A-2 7.57% 2012                                            60,000            59,747
Delta Air Lines, Inc., Series 00-1B 7.92% 2012                                              35,000            29,112
Delta Air Lines, Inc., Series 01-1A 6.62% 2011                                              20,522            20,285
El Pollo Loco, Inc. 9.25% 2009*                                                             10,000            10,150
Harrah's Operating Co., Inc. 8.00% 2011                                                    260,000           312,305
Icon, Ltd. 11.25% 2012                                                                      15,000            17,250
Isle of Capri Casinos, Inc. 7.00% 2014*                                                      5,000             5,025
Mandalay Resort Group 9.38% 2010                                                             5,000             5,956
Mandalay Resort Group, Series B 10.25% 2007                                                 15,000            17,662
MGM Mirage, Inc. 8.38% 2011                                                                 45,000            51,975
MGM Mirage, Inc. 8.50% 2010                                                                 70,000            81,725
Northwest Airlines, Inc. 8.88% 2006                                                          5,000             4,325
Northwest Airlines, Inc. 9.88% 2007                                                          5,000             4,275
OED Corp. 8.75% 2012*                                                                        5,000             5,025
Park Place Entertainment Corp. 7.00% 2013                                                  100,000           109,000
Park Place Entertainment Corp. 8.13% 2011                                                   15,000            17,137
Premier Entertainment Biloxi, LLC 10.75% 2012*                                              10,000            10,800
River Rock Entertainment Authority 9.75% 2011*                                               5,000             5,400
Six Flags, Inc. 9.75% 2013                                                                  10,000            10,625

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
                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Station Casinos, Inc. 6.00% 2012*                                                  $         5,000   $         5,150
True Temper Sports, Inc. 8.38% 2011*                                                         5,000             5,100
True Temper Sports, Inc., Series B 10.88% 2008                                              15,000            15,863
                                                                                                     ---------------
                                                                                                           4,360,718
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 1.5%

COMPUTERS & BUSINESS EQUIPMENT -- 0.0%
Interface, Inc. 10.38% 2010                                                                 10,000            11,300
International Business Machines Corp. 6.22% 2027                                            33,000            35,724

ELECTRONICS -- 0.0%
Amkor Technology, Inc. 9.25% 2008                                                           10,000            11,025
L-3 Communications Corp., Series B 8.00% 2008                                               10,000            10,400
Sanmina-SCI Corp. 10.38% 2010                                                               20,000            23,600
SCG Holdings Corp. & Semiconductor Components Industries, LLC zero coupon 2011*              5,000             7,200
SCG Holdings Corp. & Semiconductor Components Industries, LLC 12.00% 2009                   26,000            28,080
Solectron Corp. 9.63% 2009                                                                  15,000            16,575

TELECOMMUNICATIONS -- 1.5%
Alaska Communications Systems 9.88% 2011                                                     5,000             5,050
American Cellular Corp. 10.00% 2011                                                         10,000             9,600
American Tower Corp. 9.38% 2009                                                             15,000            15,825
AT&T Broadband Corp. 8.38% 2013                                                            420,000           521,587
AT&T Corp. 8.75% 2031(1)                                                                    33,000            38,926
AT&T Corp. 6.00% 2009                                                                       19,000            20,493
AT&T Corp. 8.05% 2011                                                                      160,000           187,044
AT&T Wireless Services, Inc. 7.88% 2011                                                    210,000           250,433
AT&T Wireless Services, Inc. 8.75% 2031                                                     50,000            64,850
Avaya, Inc. 11.13% 2009                                                                      6,000             7,155
British Telecommunications, PLC 8.38% 2010(1)                                               85,000           105,039
British Telecommunications, PLC 8.88% 2030                                                 135,000           180,121
Centennial Communications Corp. 8.13% 2014*                                                  5,000             4,600
Centennial Communications Corp. 10.13% 2013                                                  5,000             5,150
Compania de Telecomunicaciones de Chile SA 7.63% 2006                                       70,000            76,846
Compania de Telecomunicaciones de Chile SA 8.38% 2006                                       85,000            93,043
France Telecom SA 8.75% 2011                                                                33,000            40,303
France Telecom SA 9.25% 2011                                                               290,000           354,179
GCI, Inc. 7.25% 2014*                                                                       20,000            19,600
Insight Midwest LP/Insight Capital, Inc. 10.50% 2010                                        15,000            16,125
Intelsat, Ltd. 5.25% 2008                                                                  195,000           204,589
Koninklijke (Royal) KPN NV 7.50% 2005                                                       22,000            23,817
Koninklijke (Royal) KPN NV 8.00% 2010                                                       33,000            40,194
Level 3 Communications, Inc. 12.88% 2010(2)                                                 10,000             7,700
Lucent Technologies, Inc. 5.50% 2008                                                         5,000             4,838
Nextel Communications, Inc. 6.88% 2013                                                       5,000             5,312
Nextel Communications, Inc. 9.50% 2011                                                      35,000            39,900
Nextel Partners, Inc. 8.13% 2011                                                            15,000            15,862
Nortel Networks, Ltd. 6.13% 2006                                                             5,000             5,125
PanAmSat Corp. 8.50% 2012                                                                    5,000             5,225
Qwest Communications International, Inc. 7.25% 2011*                                        50,000            47,625
Rogers Cantel, Inc. 9.75% 2016                                                              15,000            18,825
Rogers Wireless, Inc. 9.63% 2011                                                            20,000            24,475
Rural Cellular Corp. 9.75% 2010                                                              5,000             4,475
SBA Communications Corp. 9.75% 2011*(2)                                                     10,000             7,025

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

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Singapore Telecommunications, Ltd. 6.38% 2011*                                     $        50,000   $        56,554
Sprint Capital Corp. 6.13% 2008                                                            265,000           292,107
Sprint Capital Corp. 6.88% 2028                                                            100,000           103,849
Sprint Capital Corp. 7.63% 2011                                                            100,000           116,768
Telecommunications Techniques Co., LLC 9.75% 2008+(4)(5)                                    20,000               213
Telecomunicaciones de Puerto Rico, Inc. 6.65% 2006                                         350,000           379,194
Telefonica Europe BV 7.75% 2010                                                            130,000           156,998
Telus Corp. 8.00% 2011                                                                      33,000            39,752
Time Warner Telecom, Inc. 9.25% 2014*                                                        5,000             5,050
Time Warner Telecom, Inc. 10.13% 2011                                                        5,000             4,612
Triton PCS, Inc. 8.75% 2011                                                                 25,000            23,625
Western Wireless Corp. 9.25% 2013                                                            5,000             5,137
                                                                                                     ---------------
                                                                                                           3,798,719
                                                                                                     ---------------

MATERIALS -- 1.4%

CHEMICALS -- 0.3%
Acetex Corp. 10.88% 2009                                                                     5,000             5,475
AEP Industries, Inc. 9.88% 2007                                                              5,000             5,163
Airgas, Inc. 9.13% 2011                                                                      5,000             5,675
Dow Chemical Co. 8.55% 2009                                                                 15,000            18,459
Ferro Corp. 9.13% 2009                                                                     130,000           158,614
ICI Wilmington, Inc. 6.95% 2004                                                            260,000           265,543
IMC Global, Inc., Series B 10.88% 2008                                                      10,000            12,050
IMC Global, Inc., Series B 11.25% 2011                                                      15,000            17,775
Lyondell Chemical Co., Series B 9.88% 2007                                                  20,000            20,750
Methanex Corp. 8.75% 2012                                                                    5,000             5,725
Millennium America, Inc. 9.25% 2008                                                          5,000             5,337
Nalco Co. 7.75% 2011*                                                                        5,000             5,225
Nalco Co. 8.88% 2013*                                                                        5,000             5,212
Noveon, Inc., Series B 11.00% 2011                                                           5,000             5,725
Omnova Solutions, Inc. 11.25% 2010                                                           5,000             5,550
Pioneer Companies, Inc. 4.61% 2004(3)                                                        1,038               996
Potash Corp. of Saskatchewan, Inc. 7.75% 2011                                               95,000           114,736
Resolution Performance Products, LLC 13.50% 2010                                            20,000            16,700
Tekni-Plex, Inc. 8.75% 2013*                                                                 5,000             4,975
Texas Petrochemicals Corp. 11.13% 2006+(4)(5)                                               20,000             7,800
Texas Petrochemicals Corp., Series B 11.13% 2006+(4)(5)                                     10,000             3,900
Union Carbide Corp. 6.79% 2025                                                              10,000            10,000
United Industries Corp., Series D 9.88% 2009                                                10,000            10,494

FOREST PRODUCTS -- 0.5%
Abitibi-Consolidated, Inc. 8.55% 2010                                                       20,000            21,862
Boise Cascade Corp. 6.50% 2010                                                               5,000             5,361
Boise Cascade Office Products Corp. 7.05% 2005                                             225,000           233,001
Bowater, Inc. 6.50% 2013                                                                     5,000             4,894
Caraustar Industries, Inc. 9.88% 2011                                                       15,000            15,000
Celulosa Arauco Y Constitucion 5.13% 2013                                                  105,000           105,561
Consumers International, Inc. 10.25% 2005+(4)(5)(6)(7)                                      25,000                 2
Georgia-Pacific Corp. 8.88% 2010                                                            45,000            52,537
International Paper Co. 6.75% 2011                                                         240,000           272,923
Longview Fibre Co. 10.00% 2009                                                               5,000             5,425
Norske Skog Canada, Ltd. 7.38% 2014*                                                        15,000            15,450
Sappi Papier Holding AG 6.75% 2012*                                                         90,000           101,513

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

FOREST PRODUCTS (CONTINUED)
Stone Container Corp. 8.38% 2012                                                   $         5,000   $         5,463
Stone Container Corp. 9.25% 2008                                                             5,000             5,575
Stone Container Corp. 9.75% 2011                                                            25,000            27,937
Tembec Industries, Inc. 8.63% 2009                                                          20,000            20,000
Temple-Inland, Inc. 7.88% 2012                                                             280,000           333,121
Weyerhaeuser Co. 5.50% 2005                                                                 33,000            34,230
Weyerhaeuser Co. 6.13% 2007                                                                 27,000            29,538

METALS & MINERALS -- 0.5%
AK Steel Corp. 7.88% 2009                                                                   10,000             9,150
Alcan Aluminum, Ltd. 6.13% 2033                                                             33,000            34,797
Alcan, Inc. 6.45% 2011                                                                     100,000           113,831
Anchor Glass Container Corp. 11.00% 2013                                                     5,000             5,812
Century Aluminum Co. 11.75% 2008                                                            10,000            11,200
Codelco, Inc. 6.38% 2012*                                                                  285,000           318,340
Crown European Holdings SA 10.88% 2013                                                      10,000            11,650
Fasten Tech, Inc. 11.50% 2011*                                                               5,000             5,600
Fluor Corp. 6.95% 2007                                                                       5,000             5,150
Inco, Ltd. 7.20% 2032                                                                      140,000           161,720
Ispat Inland, ULC 9.75% 2014*                                                                5,000             5,200
Neenah Corp. 11.00% 2010*(5)                                                                 5,000             5,500
Noranda, Inc. 7.25% 2012                                                                    13,000            15,116
Owens-Brockway Glass Container, Inc. 8.25% 2013                                             15,000            15,450
Phelps Dodge Corp. 8.75% 2011                                                              190,000           237,851
Placer Dome, Inc. 6.45% 2035*                                                               17,000            18,262
Steel Dynamics, Inc. 9.50% 2009                                                              5,000             5,588
Timken Co. 5.75% 2010                                                                      140,000           142,356
United States Steel, LLC 10.75% 2008                                                        15,000            17,475

PLASTIC -- 0.1%
Graphic Packaging International, Inc. 8.50% 2011                                             5,000             5,575
Sealed Air Corp. 5.38% 2008*                                                               195,000           208,774
Sealed Air Corp. 5.63% 2013*                                                                30,000            31,444
                                                                                                     ---------------
                                                                                                           3,387,113
                                                                                                     ---------------

MUNICIPAL BONDS -- 0.1%

MUNICIPAL BONDS -- 0.1%
Allentown, Pennsylvania Taxable General Obligation 6.20% 2005                              225,000           241,112
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% 2008                     100,000           113,155
                                                                                                     ---------------
                                                                                                             354,267
                                                                                                     ---------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 1.3%

FOREIGN GOVERNMENT -- 1.3%
Federal Republic of Germany, Series 02 5.00% 2012                                  EUR   2,300,000         3,073,741
Korea Highway Corp. 4.88% 2014*                                                             13,000            12,872
Quebec Province Canada 5.00% 2009                                                           33,000            35,730
Quebec Province Canada 7.50% 2023                                                           33,000            42,514
Republic of Trinidad & Tobago 9.75% 2020*                                                   40,000            53,600
                                                                                                     ---------------
                                                                                                           3,218,457
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

REAL ESTATE -- 0.6%

REAL ESTATE COMPANIES -- 0.2%
CB Richard Ellis Services, Inc. 9.75% 2010                                         $         5,000   $         5,613
Champion Enterprises, Inc. 7.63% 2009                                                        5,000             5,000
EOP Operating LP 4.75% 2014                                                                 28,000            27,632
Liberty Property LP 7.25% 2011                                                             145,000           169,908
Liberty Property LP 8.50% 2010                                                             135,000           167,397
Susa Partnership LP 6.95% 2006                                                              70,000            77,481

REAL ESTATE INVESTMENT TRUSTS -- 0.4%
Avalon Bay Communities, Inc., Series MTN 7.50% 2010                                        310,000           369,539
Health Care Property Investors, Inc. 6.00% 2015                                            180,000           194,170
Healthcare Realty Trust, Inc. 8.13% 2011                                                   185,000           223,374
Host Marriott LP, Series G 9.25% 2007                                                        5,000             5,600
Host Marriott LP, Series I 9.50% 2007                                                       20,000            22,400
Regency Centers LP 7.75% 2009                                                               80,000            95,679
Spieker Properties LP 7.65% 2010                                                           210,000           248,322
                                                                                                     ---------------
                                                                                                           1,612,115
                                                                                                     ---------------

U.S. GOVERNMENT AGENCIES -- 5.0%

U.S. GOVERNMENT AGENCIES -- 5.0%
Federal Home Loan Banks 1.88% 2006                                                         105,000           105,042
Federal Home Loan Banks 5.25% 2006                                                         105,000           112,842
Federal Home Loan Mtg. Corp. 2.00% 2006                                                    150,000           150,698
Federal Home Loan Mtg. Corp. 2.50% 2006                                                     60,000            60,118
Federal Home Loan Mtg. Corp. 2.63% 2007                                                     80,000            80,341
Federal Home Loan Mtg. Corp. 4.50% 2014                                                    210,000           213,268
Federal Home Loan Mtg. Corp. 4.50% 2019                                                    474,953           481,610
Federal Home Loan Mtg. Corp. 5.00% 2034                                                    550,000           553,160
Federal Home Loan Mtg. Corp. 5.63% 2011                                                    105,000           117,173
Federal Home Loan Mtg. Corp. 6.00% 2033                                                    600,001           623,824
Federal Home Loan Mtg. Corp. 6.50% 2016                                                     49,999            53,177
Federal Home Loan Mtg. Corp. 6.50% 2029                                                     35,739            37,581
Federal Home Loan Mtg. Corp. 6.63% 2009                                                    210,000           244,764
Federal Home Loan Mtg. Corp. 7.00% 2032                                                     99,990           106,018
Federal Home Loan Mtg. Corp. 7.50% 2023                                                      2,059             2,229
Federal Home Loan Mtg. Corp. 7.50% 2025                                                     10,558            11,425
Federal Home Loan Mtg. Corp. 8.50% 2019                                                      6,938             7,632
Federal National Mtg Assoc. 4.38% 2012                                                     105,000           107,359
Federal National Mtg. Assoc. 5.00% 2017                                                  1,376,171         1,415,890
Federal National Mtg. Assoc. 5.00% 2018                                                    533,157           548,630
Federal National Mtg. Assoc. 5.50% 2017                                                    106,435           110,999
Federal National Mtg. Assoc. 5.50% 2018                                                    849,306           885,735
Federal National Mtg. Assoc. 5.50% 2018                                                    124,999           130,328
Federal National Mtg. Assoc. 5.50% 2033                                                  1,000,000         1,025,153
Federal National Mtg. Assoc. 6.00% 2017                                                    100,000           105,400
Federal National Mtg. Assoc. 6.06% 2011                                                    225,090           253,080
Federal National Mtg. Assoc. 6.18% 2008                                                     18,590            20,607
Federal National Mtg. Assoc. 6.27% 2007                                                     50,996            56,178
Federal National Mtg. Assoc. 6.30% 2008                                                    120,335           133,019
Federal National Mtg. Assoc. 6.30% 2011                                                    315,519           354,853
Federal National Mtg. Assoc. 6.34% 2008                                                     17,763            19,639
Federal National Mtg. Assoc. 6.36% 2008                                                    120,339           133,106
Federal National Mtg. Assoc. 6.43% 2008                                                     18,508            20,533
Federal National Mtg. Assoc. 6.50% 2032                                                    450,000           472,780

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 6.59% 2011                                            $       292,625   $       334,634
Federal National Mtg. Assoc. 6.63% 2030                                                    210,000           250,459
Federal National Mtg. Assoc. 6.80% 2007                                                    114,906           125,734
Federal National Mtg. Assoc. 7.04% 2007                                                     50,859            56,205
Government National Mtg. Assoc. 6.00% 2028                                                 434,718           455,512
Government National Mtg. Assoc. 6.00% 2032                                                 171,380           179,067
Government National Mtg. Assoc. 6.00% 2033                                               1,249,835         1,305,787
Government National Mtg. Assoc. 7.00% 2023                                                     725               778
Government National Mtg. Assoc. 7.00% 2028                                                 206,534           220,338
Government National Mtg. Assoc. 7.00% 2031                                                 219,004           233,373
Government National Mtg. Assoc. 7.25% 2027                                                  10,609            11,383
Government National Mtg. Assoc. 7.50% 2024                                                  12,586            13,604
Government National Mtg. Assoc. 7.50% 2028                                                 104,708           112,716
Government National Mtg. Assoc. 7.50% 2029                                                  14,604            15,714
Government National Mtg. Assoc. 7.50% 2032                                                  80,000            86,040
Government National Mtg. Assoc. 8.00% 2031                                                  46,052            50,343
Government National Mtg. Assoc. 8.50% 2017                                                   8,391             9,295
Government National Mtg. Assoc. 9.00% 2021                                                   2,270             2,547
                                                                                                     ---------------
                                                                                                          12,217,720
                                                                                                     ---------------

GOVERNMENT OBLIGATIONS -- 13.3%

U.S. TREASURIES -- 13.3%
United States Treasury Bond Strip zero coupon 2015@                                      7,500,000         4,697,505
United States Treasury Bond Strip zero coupon 2021                                       2,350,000           965,829
United States Treasury Bond Strip zero coupon 2027                                       5,300,000         1,561,799
United States Treasury Bonds 5.25% 2029@                                                 1,100,000         1,162,907
United States Treasury Bonds 5.50% 2028                                                  1,000,000         1,090,742
United States Treasury Bonds 6.25% 2023@                                                   770,000           915,548
United States Treasury Bonds 6.38% 2027                                                    350,000           425,031
United States Treasury Bonds 6.88% 2025                                                    240,000           306,590
United States Treasury Notes 3.38% 2008                                                  2,700,000         2,779,312
United States Treasury Notes 3.88% 2013                                                    160,000           162,175
United States Treasury Notes 4.00% 2014                                                     62,000            62,814
United States Treasury Notes 4.63% 2006                                                    160,000           169,994
United States Treasury Notes 4.88% 2012                                                    160,000           174,656
United States Treasury Notes 5.00% 2011                                                    214,000           236,236
United States Treasury Notes 5.75% 2005@                                                 3,000,000         3,208,944
United States Treasury Notes 5.88% 2004                                                    800,000           823,750
United States Treasury Notes 6.50% 2006@                                                 9,840,000        10,980,052
United States Treasury Notes 6.50% 2010                                                  1,700,000         2,015,430
United States Treasury Notes 6.88% 2006                                                    215,000           238,474
United States Treasury Notes 7.00% 2006                                                    240,000           268,463
United States Treasury Notes 9.38% 2006                                                    215,000           246,133
                                                                                                     ---------------
                                                                                                          32,492,384
                                                                                                     ---------------

UTILITIES -- 1.3%

ELECTRIC UTILITIES -- 0.8%
AES Corp. 9.00% 2015*                                                                        5,000             5,519
Alabama Power Co. 2.80% 2006                                                                33,000            33,429
American Electric Power Co., Inc., Series A 6.13% 2006                                      85,000            91,817
Avista Corp. 9.75% 2008                                                                     30,000            36,150

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Calpine Corp. 8.50% 2010                                                           $        15,000   $        13,800
Calpine Corp. 8.50% 2011                                                                    15,000            11,025
CMS Energy Corp. 8.50% 2011                                                                 25,000            26,687
Dominion Resources, Inc. 7.63% 2005                                                         33,000            35,409
DPL, Inc. 6.88% 2011                                                                        10,000            10,150
FirstEnergy Corp., Series A 5.50% 2006                                                      33,000            35,088
FirstEnergy Corp., Series B 6.45% 2011                                                     230,000           251,811
Nevada Power Co. 9.00% 2013*                                                                15,000            16,838
NRG Energy, Inc. 8.00% 2013*                                                                10,000            10,325
NSTAR 8.00% 2010                                                                           130,000           156,819
Pepco Holdings, Inc. 5.50% 2007                                                            230,000           247,550
PPL Capital Funding, Inc. 4.33% 2009*                                                       27,000            27,260
Progress Energy, Inc. 6.75% 2006                                                            27,000            29,264
Progress Energy, Inc. 7.10% 2011                                                           280,000           323,882
PSE&G Power, LLC 3.75% 2009                                                                110,000           109,995
PSE&G Power, LLC 6.88% 2006                                                                140,000           152,968
Southern California Edison Co. 6.38% 2006                                                  230,000           246,516
TXU Energy Co. 7.00% 2013                                                                  150,000           171,896

GAS & PIPELINE UTILITIES -- 0.2%
Aquila, Inc. 6.88% 2004                                                                     70,000            71,836
Atlantic City Electric Co., Series FSA 6.38% 2005                                           45,000            47,712
Dynegy Holdings, Inc. 10.13% 2013*                                                          15,000            16,462
El Paso Corp. 7.00% 2011                                                                    55,000            47,162
El Paso Production Holding Co. 7.75% 2013                                                    5,000             4,638
Energen Corp., Series MTN 7.63% 2010                                                       170,000           204,004
Premcor Refining Group, Inc. 7.75% 2012                                                     15,000            16,425
Williams Cos., Inc. 7.13% 2011                                                              30,000            31,500

TELEPHONE -- 0.3%
Deutsche Telekom International Finance BV 3.88% 2008                                        70,000            71,878
Deutsche Telekom International Finance BV 8.25% 2030                                        33,000            43,264
Deutsche Telekom International Finance BV 8.50% 2010(1)                                    260,000           319,203
Deutsche Telekom International Finance BV 8.75% 2030                                       140,000           183,544
Verizon Pennsylvania, Inc. 5.65% 2011                                                       33,000            35,511
                                                                                                     ---------------
                                                                                                           3,137,337
                                                                                                     ---------------
TOTAL BONDS & NOTES (cost $88,216,341)                                                                    92,826,568
                                                                                                     ---------------

                                                                                        SHARES
--------------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%

INFORMATION TECHNOLOGY -- 0.0%

TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires 04/15/08 +(6)(7) (cost $55)                                  20                 0
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $203,087,877)                                                          232,000,923
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 0.5%

U.S. GOVERNMENT AGENCIES -- 0.5%
Federal National Mtg. Assoc. Disc. Notes 1.03% due 04/01/04 (cost $1,100,000)      $     1,100,000         1,100,000
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $354,003 and collateralized by $305,000 of United States Treasury Bonds, bearing interest at 6.13%, due 11/15/27 and having an approximate value
  of $366,763                                                                      $       354,000   $       354,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2)@               5,227,000         5,227,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)@                            4,000,000         4,000,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)@                              455,000           455,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $10,036,000)                                                            10,036,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
  (cost $214,223,877)                                                       99.4%                        243,136,923
Other assets less liabilities --                                             0.6                           1,515,523
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $   244,652,446
                                                                           =====                     ===============

----------
+   Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004 the aggregate value of these securities was $6,598,620 representing 2.7% of net assets.
(1) Variable rate security -- the rate reflected is as of March 31, 2004; maturity date reflects next reset date.
(2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2004.
(4) Bond in default
(5) Company has filed Chapter 11 bankruptcy.
(6) Fair valued security; see Note 2
(7) Illiquid security
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

   NUMBER                                EXPIRATION    VALUE AT       VALUE AS OF      UNREALIZED
OF CONTRACTS         DESCRIPTION            DATE      TRADE DATE    MARCH 31, 2004    APPRECIATION
--------------------------------------------------------------------------------------------------
  37 Long      US Treasury 2 Year Note   June 2004   $ 7,942,923    $    7,961,359    $     18,436
                                                                                      ============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                         GROSS
                                                                                       UNREALIZED
   CONTRACT TO DELIVER        IN EXCHANGE FOR            DELIVERY DATE                DEPRECIATION
--------------------------------------------------------------------------------------------------
      EUR  2,528,000          USD   3,091,036              5/26/2004                  $    (12,043)
                                                                                      ============

----------
EUR -- Euro Dollar
USD -- United States Dollar

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO                   INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 32.0%

CONSUMER DISCRETIONARY -- 2.0%

APPAREL & TEXTILES -- 0.6%
Nike, Inc., Class B                                                                         16,115   $     1,254,875

AUTOMOTIVE -- 0.2%
Advanced Auto Parts, Inc.+                                                                  14,180           576,700

RETAIL -- 1.2%
Federated Department Stores, Inc.                                                            6,000           324,300
Home Depot, Inc.                                                                             8,900           332,504
Kohl's Corp.+                                                                               10,075           486,925
Ross Stores, Inc.                                                                            8,000           244,880
Target Corp.                                                                                 7,000           315,280
Wal-Mart Stores, Inc.                                                                       10,600           632,714
Williams-Sonoma, Inc.+                                                                       6,000           205,200
                                                                                                     ---------------
                                                                                                           4,373,378
                                                                                                     ---------------

CONSUMER STAPLES -- 1.1%

FOOD, BEVERAGE & TOBACCO -- 0.6%
Altria Group, Inc.                                                                           9,200           500,940
Coca-Cola Co.                                                                               11,700           588,510
Wm. Wrigley Jr. Co.                                                                          4,000           236,480

HOUSEHOLD & PERSONAL PRODUCTS -- 0.5%
Estee Lauder Cos., Inc., Class A                                                             8,600           381,324
Gillette Co.                                                                                 6,500           254,150
Procter & Gamble Co.                                                                         4,300           450,984
                                                                                                     ---------------
                                                                                                           2,412,388
                                                                                                     ---------------

ENERGY -- 1.7%

ENERGY SERVICES -- 0.7%
BJ Services Co.+                                                                             9,485           410,416
Smith International, Inc.+                                                                   8,600           460,186
Southern Co.                                                                                 7,300           222,650
Suncor Energy, Inc.                                                                         15,950           436,232

ENERGY SOURCES -- 1.0%
Burlington Resources, Inc.                                                                   4,200           267,246
EOG Resources, Inc.                                                                          3,900           178,971
Exxon Mobil Corp.                                                                           19,300           802,687
Marathon Oil Corp.                                                                           8,000           269,360
Murphy Oil Corp.                                                                             8,740           550,358
                                                                                                     ---------------
                                                                                                           3,598,106
                                                                                                     ---------------

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE -- 5.9%

BANKS -- 2.0%
Bank of America Corp.                                                                       23,570   $     1,908,699
Fifth Third Bancorp                                                                          5,750           318,377
J.P. Morgan Chase & Co.                                                                     12,300           515,985
U.S. Bancorp                                                                                11,000           304,150
Wells Fargo & Co.                                                                           24,100         1,365,747

FINANCIAL SERVICES -- 2.6%
American Express Co.                                                                         7,900           409,615
Capital One Financial Corp.                                                                  6,000           452,580
CIT Group, Inc.                                                                             10,000           380,500
Citigroup, Inc.                                                                             13,133           678,976
Fannie Mae                                                                                   3,755           279,184
Goldman Sachs Group, Inc.                                                                   15,720         1,640,382
Mellon Financial Corp.                                                                       9,400           294,126
Merrill Lynch & Co., Inc.                                                                    8,200           488,392
Morgan Stanley                                                                               4,250           243,525
SLM Corp.                                                                                   15,845           663,114

INSURANCE -- 1.3%
Allstate Corp.                                                                              16,810           764,183
Berkshire Hathaway, Inc., Class B+                                                             643         2,000,379
                                                                                                     ---------------
                                                                                                          12,707,914
                                                                                                     ---------------

HEALTHCARE -- 6.2%

DRUGS -- 2.9%
Allergan, Inc.                                                                               3,000           252,480
Amgen, Inc.+                                                                                 4,200           244,314
Caremark Rx, Inc.+                                                                           9,000           299,250
Forest Laboratories, Inc.+                                                                  11,240           805,009
Genentech, Inc.+                                                                            27,810         2,942,854
Invitrogen Corp.+                                                                            6,557           470,071
Merck & Co., Inc.                                                                            5,150           227,579
Pfizer, Inc.                                                                                20,080           703,804
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                           5,000           317,050

HEALTH SERVICES -- 2.8%
Aetna, Inc.                                                                                 20,920         1,876,942
Anthem, Inc.+                                                                               11,135         1,009,277
UnitedHealth Group, Inc.                                                                    43,205         2,784,130
WellPoint Health Networks, Inc.+                                                             2,295           260,987

MEDICAL PRODUCTS -- 0.5%
Becton Dickinson & Co.                                                                       5,000           242,400
Guidant Corp.                                                                                3,000           190,110
Johnson & Johnson                                                                            8,600           436,192
St. Jude Medical, Inc.+                                                                      4,300           310,030
                                                                                                     ---------------
                                                                                                          13,372,479
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 2.8%

AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
Boeing Co.                                                                                   6,400           262,848
Lockheed Martin Corp.                                                                        7,910           361,012
Northrop Grumman Corp.                                                                       5,370           528,516
United Technologies Corp.                                                                    4,900           422,870

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 0.8%
Ingersoll-Rand Co., Inc., Class A                                                            5,000   $       338,250
Interpublic Group Cos., Inc.+                                                               20,000           307,600
Monsanto Co.                                                                                 8,600           315,362
Waste Management, Inc.                                                                      13,000           392,340
Xerox Corp.+                                                                                30,000           437,100

MACHINERY -- 0.1%
Caterpillar, Inc.                                                                            2,000           158,140

MULTI-INDUSTRY -- 1.1%
3M Co.                                                                                       8,470           693,439
General Electric Co.                                                                        28,500           869,820
Honeywell International, Inc.                                                               11,000           372,350
Tyco International, Ltd.                                                                    10,500           300,825

TRANSPORTATION -- 0.1%
United Parcel Service, Inc., Class B                                                         3,000           209,520
                                                                                                     ---------------
                                                                                                           5,969,992
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 0.7%

BROADCASTING & MEDIA -- 0.1%
Time Warner, Inc.+                                                                          15,000           252,900

ENTERTAINMENT PRODUCTS -- 0.2%
Walt Disney Co.                                                                             14,300           357,357

LEISURE & TOURISM -- 0.4%
Carnival Corp.                                                                               9,500           426,645
McDonald's Corp.                                                                            10,600           302,842
Outback Steakhouse, Inc.                                                                     3,355           163,389
                                                                                                     ---------------
                                                                                                           1,503,133
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 11.3%

COMMUNICATION EQUIPMENT -- 0.2%
QUALCOMM, Inc.                                                                               6,000           398,520

COMPUTER SERVICES -- 0.5%
Symantec Corp.+                                                                             18,035           835,021
Synopsys, Inc.+                                                                             11,845           343,031

COMPUTER SOFTWARE -- 1.4%
Adobe Systems, Inc.                                                                          5,000           197,150
Electronic Arts, Inc.+                                                                      32,910         1,775,823
Microsoft Corp.                                                                             42,200         1,053,734

COMPUTERS & BUSINESS EQUIPMENT -- 1.3%
Apple Computer, Inc.+                                                                       41,355         1,118,653
Dell, Inc.+                                                                                  7,900           265,598
EMC Corp.+                                                                                  15,000           204,150
International Business Machines Corp.                                                        5,600           514,304
Lexmark International, Inc., Class A+                                                        4,000           368,000
SanDisk Corp.+                                                                              11,855           336,326

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS -- 3.3%
Agilent Technologies, Inc.+                                                                  6,400   $       202,432
Applied Materials, Inc.+                                                                    69,995         1,496,493
Broadcom Corp., Class A+                                                                     4,000           156,680
Energizer Holdings, Inc.+                                                                   14,420           673,270
Intel Corp.                                                                                 16,900           459,680
KLA-Tencor Corp.+                                                                           19,405           977,042
NVIDIA Corp.+                                                                               21,115           559,336
Samsung Electronics Co., Ltd. GDR*+                                                          4,935         1,221,412
Solectron Corp.+                                                                            35,000           193,550
Texas Instruments, Inc.                                                                     36,030         1,052,797

INTERNET CONTENT -- 1.8%
Amazon.com, Inc.+                                                                           15,600           675,168
eBay, Inc.+                                                                                 28,560         1,980,065
Yahoo!, Inc.+                                                                               23,990         1,165,674

TELECOMMUNICATIONS -- 2.8%
Cisco Systems, Inc.+                                                                        55,820         1,312,886
Corning, Inc.+                                                                              13,000           145,340
EchoStar Communications Corp., Class A+                                                     23,840           780,760
Motorola, Inc.                                                                              22,200           390,720
Nextel Communications, Inc., Class A+                                                       60,970         1,507,788
Nokia Oyj Sponsored ADR                                                                     22,610           458,531
Verizon Communications, Inc.                                                                12,500           456,750
Vodafone Group, PLC Sponsored ADR                                                           39,055           933,415
                                                                                                     ---------------
                                                                                                          24,210,099
                                                                                                     ---------------

MATERIALS -- 0.3%

CHEMICALS -- 0.0%
Pioneer Companies, Inc.+                                                                       212             1,092

FOREST PRODUCTS -- 0.2%
MeadWestvaco Corp.                                                                          11,500           325,335

METALS & MINERALS -- 0.1%
Phelps Dodge Corp.+                                                                          3,000           244,980
                                                                                                     ---------------
                                                                                                             571,407
                                                                                                     ---------------
TOTAL COMMON STOCK (cost $57,689,289)                                                                     68,718,896
                                                                                                     ---------------

PREFERRED STOCK -- 0.0%

MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C (Convertible) (cost $0)                                          360                 3
                                                                                                     ---------------

                                                                                       PRINCIPAL
                                                                                        AMOUNT
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 3.5%

FINANCE -- 3.4%

FINANCIAL SERVICES -- 3.4%
Aesop Funding II, LLC, Series 1998-1 A 6.14% 2006*                                 $       120,000           125,238
Aesop Funding II, LLC, Series 2003-3A A3 3.72% 2004*                                       440,000           448,437

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Capital One Auto Finance Trust 3.18% 2010                                          $       885,000   $       902,545
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% 2011                         475,000           488,585
Capital One Prime Auto Receivable Trust 2.88% 2010                                         885,000           897,405
Citibank Credit Card Issuance Trust 2.90% 2010                                             885,000           885,185
Fleet Credit Card Master Trust II 2.40% 2008                                               885,000           894,936
Household Automotive Trust, Series 2003-2 A4 3.02% 2010                                    200,000           202,943
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% 2009                           585,000           589,348
Peco Energy Transition Trust, Series 2001-A A1 6.52% 2010                                  210,000           243,637
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% 2009                                 218,000           244,363
Residential Funding Mortgage Securities II, Inc., Series 2004-HI1 A3 3.05% 2016            468,000           470,117
USAA Auto Owner Trust 2.67% 2010                                                           885,000           891,365
                                                                                                     ---------------
                                                                                                           7,284,104
                                                                                                     ---------------

U.S. GOVERNMENT AGENCIES -- 0.1%

U.S. GOVERNMENT AGENCIES -- 0.1%
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% 2022                                      17,129            17,758
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% 2023                                     32,000            32,760
Federal Home Loan Mtg. Corp., Series 1552 H 6.75% 2022                                      14,004            14,129
Federal Home Loan Mtg. Corp., Series 1552 HB 6.50% 2022                                     49,792            50,215
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% 2023                                     60,000            65,839
Federal National Mtg.Assoc., Series 1991-117 G 8.00% 2006                                   10,672            11,189
                                                                                                     ---------------
                                                                                                             191,890
                                                                                                     ---------------
TOTAL ASSET-BACKED SECURITIES (cost $7,373,640)                                                            7,475,994
                                                                                                     ---------------

BONDS & NOTES -- 62.6%

CONSUMER DISCRETIONARY -- 1.7%

APPAREL & TEXTILES -- 0.0%
Gap, Inc. 10.55% 2008(1)                                                                    15,000            18,600
Oxford Industry, Inc. 8.88% 2011*                                                            5,000             5,375

AUTOMOTIVE -- 0.8%
Accuride Corp., Series B 9.25% 2008                                                         30,000            30,975
Advanced Accessory Holding 13.25% 2011*(2)                                                  30,000            15,900
Arvinmeritor, Inc. 8.75% 2012                                                               10,000            11,125
Cummins, Inc. 9.50% 2010*                                                                    5,000             5,888
DaimlerChrysler NA Holding Corp. 6.50% 2013                                                395,000           427,214
Dana Corp. 9.00% 2011                                                                       25,000            30,062
Delco Remy International, Inc. 8.63% 2007                                                   15,000            15,356
Dura Operating Corp., Series D 9.00% 2009                                                   15,000            15,187
Ford Motor Co. 6.38% 2029                                                                  125,000           111,295
Ford Motor Co. 6.63% 2028                                                                  181,000           166,384
Ford Motor Co. 7.45% 2031                                                                  745,000           744,011
General Motors Corp. 7.20% 2011                                                             78,000            85,483
General Motors Corp. 8.25% 2023                                                             75,000            83,715
Goodyear Tire & Rubber Co. 7.86% 2011                                                       20,000            16,500
Lear Corp., Series B 8.11% 2009                                                              5,000             5,913
Navistar International Corp., Series B 8.00% 2008                                            5,000             5,138
Tenneco Automotive, Inc. 10.25% 2013                                                         5,000             5,750
Tenneco Automotive, Inc., Series B 11.63% 2009                                               5,000             5,413
TRW Automotive, Inc. 11.00% 2013                                                            18,000            21,510
Visteon Corp. 7.00% 2014                                                                    10,000             9,979

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

HOUSING & HOUSEHOLD DURABLES -- 0.5%
Beazer Homes USA, Inc. 8.63% 2011                                                  $        20,000   $        22,350
Centex Corp. 5.80% 2009                                                                    100,000           109,263
Centex Corp. 7.88% 2011                                                                    220,000           264,520
Champion Home Builders Co. 11.25% 2007                                                       5,000             5,650
D.R. Horton, Inc. 9.75% 2010                                                                25,000            30,625
KB Home 9.50% 2011                                                                          35,000            39,725
Koppers, Inc. 9.88% 2013*                                                                   15,000            16,500
Lennar Corp. 5.95% 2013                                                                     95,000           102,132
Lennar Corp. 7.63% 2009                                                                     80,000            93,258
Pulte Homes, Inc. 8.13% 2011                                                               185,000           223,412
Standard Pacific Corp. 6.25% 2014                                                           10,000             9,950
Standard Pacific Corp. 9.50% 2010                                                           10,000            11,175
Standard Pacific Corp., Series A 8.00% 2008                                                 10,000            10,267
Technical Olympic USA, Inc. 7.50% 2011*                                                     10,000             9,988
Toll Brothers, Inc. 6.88% 2012                                                             160,000           181,251

RETAIL -- 0.4%
Lowe's Cos., Inc. 8.25% 2010                                                               330,000           412,564
Pantry, Inc. 7.75% 2014*                                                                     5,000             5,013
Petro Stopping Centers 9.00% 2012*                                                           5,000             5,150
Real Mex Restaurants, Inc. 10.00% 2010*                                                     10,000            10,100
Remington Arms Co., Inc. 10.50% 2011                                                         5,000             5,062
Rite Aid Corp. 8.13% 2010                                                                   30,000            32,100
Staples, Inc. 7.38% 2012                                                                   165,000           196,367
Wal-Mart Stores, Inc. 6.88% 2009                                                            78,000            91,539
                                                                                                     ---------------
                                                                                                           3,724,734
                                                                                                     ---------------

CONSUMER STAPLES -- 1.5%

FOOD, BEVERAGE & TOBACCO -- 1.3%
Altria Group, Inc. 7.00% 2013                                                              200,000           220,408
Anheuser-Busch Cos., Inc. 5.95% 2033                                                        78,000            83,270
Cargill, Inc. 3.63% 2009*                                                                   32,000            32,207
Companhia Brasileira de Bebidas 8.75% 2013*                                                245,000           268,888
ConAgra Foods, Inc. 6.75% 2011                                                             260,000           298,470
Fred Meyer, Inc. 7.38% 2005                                                                 55,000            57,817
Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011                                           25,000            21,875
Kraft Foods, Inc. 4.63% 2006                                                               130,000           137,222
Kraft Foods, Inc. 5.63% 2011                                                               100,000           108,437
Kraft Foods, Inc. 6.25% 2012                                                               200,000           224,238
Pepsi Bottling Group, Inc., Series B 7.00% 2029                                             78,000            92,331
Philip Morris Cos., Inc. 6.38% 2006                                                        200,000           212,678
Safeway, Inc. 7.00% 2007                                                                    76,000            85,946
Standard Commercial Corp. 8.00% 2012*                                                        5,000             5,100
Tyson Foods, Inc. 8.25% 2011                                                               270,000           321,892
Unilever Capital Corp. 5.90% 2032                                                           78,000            81,233
Whitman Corp. 6.38% 2009                                                                   380,000           430,749
Winn-Dixie Stores, Inc. 8.88% 2008                                                          30,000            26,550

HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%
American Achievement Corp. 8.25% 2012*                                                      10,000            10,275
Chattem, Inc. 7.00% 2014*                                                                   10,000            10,000
Fortune Brands, Inc. 7.13% 2004*                                                           340,000           350,967
Playtex Products, Inc. 8.00% 2011*                                                          10,000            10,400

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER STAPLES (CONTINUED)

HOUSEHOLD & PERSONAL PRODUCTS (CONTINUED)
Playtex Products, Inc. 9.38% 2011                                                  $        15,000   $        14,400
Procter & Gamble Co. 5.50% 2034                                                             78,000            78,564
Revlon Consumer Products Corp. 12.00% 2005                                                  15,000            16,275
Scotts Co. 6.63% 2013*                                                                       5,000             5,300
                                                                                                     ---------------
                                                                                                           3,205,492
                                                                                                     ---------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% 2096                                           170,000           218,619
                                                                                                     ---------------

ENERGY -- 1.2%

ENERGY SERVICES -- 0.6%
Amerada Hess Corp. 7.30% 2031                                                               78,000            83,312
Halliburton Co. 5.50% 2010*                                                                 95,000           100,618
Motiva Enterprises, LLC 5.20% 2012*                                                        265,000           279,165
PacifiCorp, Series MBIA 6.38% 2008                                                         250,000           282,642
Panhandle Eastern Pipe Line Co. 2.75% 2007*                                                 40,000            40,173
Parker Drilling Co. 9.63% 2013                                                              10,000            10,975
Petroleum Geo-Services 10.00% 2010                                                          15,000            16,388
Pride Petroleum Services, Inc. 9.38% 2007                                                   14,000            14,245
Southern California Public Power Authority Project 6.93% 2017                              125,000           152,596
Tesoro Petroleum Corp., Series B 9.63% 2008                                                 15,000            16,537
Valero Energy Corp. 6.88% 2012                                                             230,000           264,747
Westar Energy, Inc. 9.75% 2007                                                              10,000            11,563
Western Resources, Inc. 7.13% 2009                                                          15,000            16,800

ENERGY SOURCES -- 0.6%
Alliant Energy Resources, Inc. 9.75% 2013                                                  170,000           228,371
Amerada Hess Corp. 6.65% 2011                                                               78,000            86,185
Belden & Blake Corp. 9.88% 2007                                                             10,000             9,825
Chesapeake Energy Corp. 6.88% 2016*                                                         10,000            10,500
Chesapeake Energy Corp. 7.75% 2015                                                          10,000            11,075
Conoco Funding Co. 6.35% 2011                                                               38,000            43,617
Conoco, Inc. 6.95% 2029                                                                     78,000            90,913
Encore Acquisition Co. 8.38% 2012                                                            5,000             5,500
Energy Corp. of America, Series A 9.50% 2007                                                58,000            54,810
Exco Resources, Inc. 7.25% 2011*                                                             5,000             5,163
Giant Industries, Inc. 11.00% 2012                                                          15,000            16,838
Husky Oil, Ltd. 7.55% 2016                                                                 160,000           195,970
Peabody Energy Corp., Series B 6.88% 2013                                                    5,000             5,400
Pemex Project Funding Master Trust 9.13% 2010                                              440,000           539,000
Pioneer Natural Resources Co. 9.63% 2010                                                     5,000             6,417
XTO Energy, Inc. 7.50% 2012                                                                 40,000            47,564
                                                                                                     ---------------
                                                                                                           2,646,909
                                                                                                     ---------------

FINANCE -- 10.8%

BANKS -- 2.5%
Bank of America Corp. 1.27% 2004(3)                                                         73,000            73,047
BB&T Corp. 4.75% 2012                                                                      365,000           375,642
Capital One Bank 4.25% 2008                                                                 78,000            79,959
Capital One Bank 5.13% 2014                                                                 78,000            78,277

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

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Chevy Chase Bank FSB 6.88% 2013                                                    $         5,000   $         5,138
European Investment Bank 4.00% 2005                                                         59,000            60,576
Export Import Bank of Korea 4.13% 2009*                                                    115,000           117,167
HBOS, PLC 6.00% 2033*                                                                      400,000           421,356
J.P. Morgan Chase & Co. 4.50% 2010                                                          78,000            80,458
J.P. Morgan Chase & Co. 5.25% 2007                                                          78,000            84,229
Key Bank NA 4.10% 2005                                                                      78,000            80,571
Key Bank NA 7.00% 2011                                                                      29,000            33,929
MBNA America Bank 5.38% 2008                                                               320,000           345,330
Mizuho Financial Group Cayman, Ltd. 5.79% 2014*                                            330,000           338,533
National Australia Bank, Ltd., Series A 8.60% 2010                                         380,000           480,662
National City Corp. 7.20% 2005                                                             200,000           212,674
NCNB Corp. 9.38% 2009                                                                       68,000            87,288
Oversea-Chinese Banking Corp., Ltd. 7.75% 2011*                                            480,000           583,437
Popular North America, Inc. 3.88% 2008                                                     290,000           295,988
Royal Bank of Scotland Group, PLC 6.40% 2009                                               330,000           377,507
Scotland International Finance BV 7.70% 2010*                                              300,000           361,983
U.S. Bancorp 7.50% 2026                                                                    210,000           256,382
Washington Mutual Bank FA 5.50% 2013                                                        78,000            83,075
Washington Mutual, Inc. 4.00% 2009                                                          45,000            45,957
Washington Mutual, Inc. 4.63% 2014                                                          33,000            32,340
Wells Fargo & Co. 5.13% 2012                                                                44,000            46,406
Wells Fargo & Co. 6.38% 2011                                                               300,000           343,171
Western Financial Bank 8.88% 2007                                                            5,000             5,100
Western Financial Bank 9.63% 2012                                                            5,000             5,700
Westpac Capital Trust IV 5.26% 2049*                                                        91,000            91,000

FINANCIAL SERVICES -- 5.6%
Abbey National, PLC, Series EMTN 6.69% 2005                                                250,000           268,938
Alamosa Delaware, Inc. 11.00% 2010                                                          20,000            21,350
Arch Western Finance, LLC 6.75% 2013*                                                       10,000            10,650
Asset Securitization Corp., Series 1997-D5 A1C 6.75% 2043                                   80,000            87,543
Athena Neurosciences Finance, LLC 7.25% 2008                                               295,000           296,106
Atlantic Broadband Finance, LLC 9.38% 2014*                                                 10,000             9,825
Bear Stearns Commercial Mortgage Securities, Inc. 4.72% 2041                               500,000           510,440
Bear Stearns Cos., Inc. 3.25% 2009                                                          73,000            72,362
Boeing Capital Corp. 6.10% 2011                                                             78,000            86,637
Bowater Canada Finance Corp. 7.95% 2011                                                     15,000            15,994
Capital One Financial Corp. 6.25% 2013                                                      78,000            83,260
CIT Group, Inc. 4.75% 2010                                                                  78,000            80,867
CIT Group, Inc. 7.38% 2007                                                                  20,000            22,730
CIT Group, Inc. 7.63% 2005                                                                 140,000           151,107
Citigroup, Inc. 6.75% 2005                                                                 430,000           465,006
Citigroup, Inc. 7.25% 2010                                                                 250,000           297,741
Countrywide Home Loans, Inc., Series MTNK 5.63% 2007                                       230,000           250,546
Credit National Interfinance BV 7.00% 2005                                                 130,000           139,978
Credit Suisse First Boston USA, Inc. 5.50% 2013                                            510,000           542,321
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1B 7.15% 2029                        14,042            14,042
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% 2029                       110,000           121,761
DLJ Mtg.Acceptance Corp., Series 1997-CF2 A1B 6.82% 2030*                                  330,506           365,932
Duke Capital Corp. 5.50% 2014                                                               64,000            64,696
Farmers Exchange Capital 7.05% 2028*                                                       170,000           172,373
First Union-Lehman Bros. Commercial Mtg.Trust II, Series 1997-C2 A2 6.60% 2029              36,037            36,336

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Ford Motor Credit Co. 5.63% 2008                                                   $        61,000   $        62,960
Ford Motor Credit Co. 5.80% 2009                                                            78,000            80,417
Ford Motor Credit Co. 7.88% 2010                                                           300,000           335,688
General Electric Capital Corp., Series MTNA 6.00% 2012                                     410,000           458,131
General Electric Capital Corp., Series MTNA 6.13% 2011                                      78,000            88,018
General Electric Capital Corp., Series MTNA 6.75% 2032                                      39,000            45,052
General Electric Capital Corp., Series MTNA 8.70% 2007                                     100,000           117,484
General Motors Acceptance Corp. 4.50% 2006                                                  78,000            80,602
General Motors Acceptance Corp. 6.88% 2011                                                 720,000           781,136
General Motors Acceptance Corp. 7.75% 2010                                                  78,000            88,425
General Motors Acceptance Corp. 8.38% 2033                                                 680,000           771,365
Glencore Funding, LLC 6.00% 2014*                                                           66,000            65,528
Goldman Sachs Group, Inc. 6.60% 2012                                                       500,000           573,031
Household Finance Corp. 6.38% 2011                                                         780,000           884,410
Household Finance Corp. 6.50% 2006                                                          60,000            64,869
Lehman Brothers Holdings, Inc. 4.80% 2014                                                   64,000            64,404
MDP Acquisitions, PLC 9.63% 2012                                                             5,000             5,650
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% 2029                           200,000           222,618
Morgan Stanley 3.88% 2009                                                                    5,000             5,104
Morgan Stanley 4.75% 2014                                                                  427,000           418,729
Morgan Stanley 5.80% 2007                                                                  440,000           481,157
New ASAT Finance, Ltd. 9.25% 2011*                                                          15,000            16,088
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% 2030                               200,000           226,906
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% 2030                               500,000           585,660
Overseas Private Investment Corp., Series 96-A 6.99% 2009                                  232,498           257,756
PNC Funding Corp. 5.75% 2006                                                                66,000            71,256
Principal Financial Group Australia Property, Ltd. 8.20% 2009*                             300,000           362,673
Private Export Funding Corp. 6.62% 2005                                                    160,000           171,954
Private Export Funding Corp., Series C 6.31% 2004                                          100,000           102,576
Rio Tinto Finance USA, Ltd. 2.63% 2008                                                      78,000            76,392
Salomon Smith Barney Holdings, Inc. 5.88% 2006                                              78,000            84,281
Sensus Metering Systems, Inc. 8.63% 2013*                                                    5,000             4,950
Textron Financial Corp., Series MTNE 2.75% 2006                                             78,000            78,780
UCAR Finance, Inc. 10.25% 2012                                                              10,000            11,650
Von Hoffman Corp. 10.25% 2009                                                               15,000            15,656
Washington Mutual Finance Corp. 6.25% 2006                                                  64,000            69,589

INSURANCE -- 2.7%
AAG Holding Co., Inc. 6.88% 2008                                                           160,000           172,933
ACE Capital Trust II 9.70% 2030                                                            250,000           348,633
ACE INA Holdings, Inc. 8.30% 2006                                                          130,000           147,107
Allstate Corp. 7.20% 2009                                                                   78,000            93,238
Allstate Financing II 7.83% 2045                                                            49,000            56,750
American Financial Group, Inc. 7.13% 2009                                                   60,000            67,450
Amerus Life Holdings, Inc. 6.95% 2005                                                      230,000           239,966
Dai-Ichi Mutual Life Insurance Co. 5.73% 2014*                                             360,000           363,821
Equitable Cos., Inc. 7.00% 2028                                                            130,000           152,137
Everest Reinsurance Holdings, Inc. 8.50% 2005                                               20,000            21,164
Everest Reinsurance Holdings, Inc. 8.75% 2010                                              275,000           346,379
Farmers Insurance Exchange 8.50% 2004*                                                     290,000           294,320
Florida Windstorm Underwriting Assoc. 7.13% 2019*                                          340,000           415,398
Jackson National Life Insurance Co. 8.15% 2027*                                             44,000            53,333
Liberty Mutual Insurance Co. 7.70% 2097*                                                   550,000           559,936

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

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Marsh & McLennan Cos., Inc. 5.88% 2033                                             $       240,000   $       244,892
MONY Group, Inc. 7.45% 2005                                                                180,000           194,521
Nationwide Mutual Insurance Co. 6.60% 2034*                                                 77,000            76,828
Protective Life Secured Trust 4.00% 2011                                                   350,000           349,622
Provident Financing Trust I 7.41% 2038                                                      90,000            78,670
Prudential Financial, Inc. 4.75% 2014                                                       33,000            33,044
ReliaStar Financial Corp. 8.00% 2006                                                       210,000           239,422
SAFECO Corp. 7.25% 2012                                                                    100,000           119,064
St. Paul Cos., Inc. 5.75% 2007                                                             250,000           271,964
Torchmark Corp. 6.25% 2006                                                                 170,000           186,694
Unitrin, Inc. 4.88% 2010                                                                   265,000           275,016
W.R. Berkley Capital Trust 8.20% 2045                                                      270,000           298,882
XL Capital Finance, PLC 6.50% 2012                                                         165,000           188,445
                                                                                                     ---------------
                                                                                                          23,391,997
                                                                                                     ---------------

HEALTHCARE -- 1.4%

DRUGS -- 0.4%
Bio-Rad Laboratories Inc. 7.50% 2013                                                         5,000             5,525
Glaxosmithkline Capital, Inc. 5.38% 2034                                                    80,000            79,244
Omnicare, Inc. 6.13% 2013                                                                    5,000             5,212
Omnicare, Inc., Series B 8.13% 2011                                                          5,000             5,575
Pfizer, Inc. 2.50% 2007                                                                     78,000            78,769
Schering-Plough Corp. 6.50% 2033                                                           350,000           374,739
Wyeth 5.50% 2014                                                                           310,000           326,921

HEALTH SERVICES -- 0.8%
Anthem, Inc. 6.80% 2012                                                                    345,000           399,970
Beverly Enterprises, Inc. 9.63% 2009                                                        15,000            17,137
Extendicare Health Services, Inc. 9.35% 2007                                                 5,000             5,163
Extendicare Health Services, Inc. 9.50% 2010                                                 5,000             5,587
HCA, Inc. 6.30% 2012                                                                       180,000           188,667
HCA, Inc. 7.13% 2006                                                                        38,000            41,091
Health Net, Inc. 8.38% 2011                                                                160,000           196,987
Highmark, Inc. 6.80% 2013*                                                                  33,000            36,982
Humana, Inc. 7.25% 2006                                                                    210,000           232,137
Kinetic Concepts, Inc. 7.38% 2013*                                                           3,000             3,225
NDC Health Corp. 10.50% 2012                                                                40,000            46,000
Radiologix, Inc., Series B 10.50% 2008                                                      15,000            15,525
Tenet Healthcare Corp. 6.50% 2012                                                           10,000             8,625
UnitedHealth Group, Inc. 7.50% 2005                                                        330,000           359,338
WellPoint Health Networks, Inc. 6.38% 2012                                                 105,000           118,543

MEDICAL PRODUCTS -- 0.2%
ALARIS Medical Systems, Inc. 7.25% 2011                                                      5,000             5,288
Allegiance Corp. 7.00% 2026                                                                260,000           304,780
AmerisourceBergen Corp. 7.25% 2012                                                           5,000             5,437
AmerisourceBergen Corp. 8.13% 2008                                                           5,000             5,575
Biovail Corp. 7.88% 2010                                                                    10,000             9,750
Inverness Medical Innovations, Inc. 8.75% 2012*                                             10,000            10,150
Johnson & Johnson 4.95% 2033                                                                78,000            73,968
                                                                                                     ---------------
                                                                                                           2,965,910
                                                                                                     ---------------

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

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL -- 1.5%

AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
Goodrich Corp. 6.45% 2007                                                          $        78,000   $        87,321
K & F Industries, Inc., Series B 9.25% 2007                                                  3,000             3,113
Northrop Grumman Corp. 7.13% 2011                                                           35,000            41,370
Raytheon Co. 4.85% 2011                                                                     78,000            81,108
SCL Terminal Aereo Santiago SA 6.95% 2012*                                                 341,356           379,468
Sequa Corp., Series B 8.88% 2008                                                            20,000            22,250

BUSINESS SERVICES -- 0.8%
Advanstar Communications, Inc. 10.75% 2010                                                   5,000             5,494
Advanstar Communications, Inc. 12.00% 2011                                                   5,000             5,306
Allied Waste North America, Inc. 7.88% 2013                                                 10,000            10,925
Allied Waste North America, Inc., Series B 8.50% 2008                                       45,000            50,400
Erac USA Finance Co. 8.00% 2011*                                                           130,000           158,149
Erac USA Finance Co. 8.25% 2005*                                                           110,000           117,220
Hutchison Whampoa International, Ltd. 5.45% 2010*                                          400,000           413,200
Iron Mountain, Inc. 7.75% 2015                                                               5,000             5,250
Iron Mountain, Inc. 8.25% 2011                                                              15,000            15,600
Lamar Media Corp. 7.25% 2013                                                                 5,000             5,425
Monsanto Co. 7.38% 2012                                                                    350,000           414,887
PSA Corp., Ltd. 7.13% 2005*                                                                200,000           214,407
R.H. Donnelley Finance Corp. I 10.88% 2012*                                                 20,000            23,850
United Rentals (North America), Inc. 6.50% 2012*                                            20,000            19,900
Waste Management, Inc. 7.00% 2028                                                           78,000            86,716
Waste Management, Inc. 7.38% 2029                                                           38,000            44,020
Xerox Corp. 9.75% 2009                                                                      30,000            34,950

ELECTRICAL EQUIPMENT -- 0.0%
General Cable Corp. 9.50% 2010*                                                             10,000            11,000
WESCO Distribution, Inc., Series B 9.13% 2008                                               20,000            20,500

MACHINERY -- 0.0%
Argo-Tech Corp. 8.63% 2007                                                                  15,000            15,188
Case New Holland, Inc. 9.25% 2011*                                                          30,000            33,900
Manitowoc Co., Inc. 10.50% 2012                                                             10,000            11,450
Numatics, Inc., Series B 9.63% 2008                                                         10,000             8,300
Westinghouse Air Brake Co. 6.88% 2013                                                        5,000             5,325

MULTI-INDUSTRY -- 0.2%
American Standard Cos., Inc. 7.63% 2010                                                     10,000            11,575
Constar International, Inc. 11.00% 2012                                                     10,000             8,550
Erico International Corp. 8.88% 2012*                                                        5,000             5,238
Invensys, PLC 9.88% 2011*                                                                   10,000            10,250
J.B. Poindexter & Co., Inc. 8.75% 2014*                                                     10,000            10,275
Pliant Corp. 11.13% 2009*(2)                                                                20,000            16,000
Tyco International Group SA 6.13% 2009                                                      15,000            16,305
Tyco International Group SA 6.38% 2006                                                     288,000           306,632
Tyco International Group SA 6.38% 2011                                                      25,000            27,344
Tyco International Group SA 6.75% 2011                                                      10,000            11,136
Tyco International Group SA 6.88% 2029                                                      43,000            45,130

TRANSPORTATION -- 0.2%
CSX Corp. 2.75% 2006                                                                        78,000            78,675
FedEx Corp. 2.65% 2007*                                                                     71,000            70,918
FedEx Corp. 6.72% 2022                                                                     164,939           188,959
Norfolk Southern Corp. 7.05% 2037                                                           78,000            89,501
                                                                                                     ---------------
                                                                                                           3,242,480
                                                                                                     ---------------

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT -- 2.8%

BROADCASTING & MEDIA -- 1.8%
AOL Time Warner, Inc. 6.13% 2006                                                   $        78,000   $        84,038
AOL Time Warner, Inc. 6.75% 2011                                                            80,000            90,695
AOL Time Warner, Inc. 6.88% 2012                                                           320,000           366,084
AOL Time Warner, Inc. 7.63% 2031                                                           320,000           374,378
Cablevision Systems Corp. 8.00% 2012*                                                       25,000            24,937
CanWest Media, Inc. 10.63% 2011                                                             25,000            28,375
Chancellor Media Corp. 8.00% 2008                                                          290,000           339,300
Charter Communications Holdings, LLC 8.63% 2009                                             10,000             8,250
Charter Communications Holdings, LLC 9.92% 2011(2)                                           5,000             4,137
Charter Communications Holdings, LLC 10.75% 2009                                            25,000            21,875
Charter Communications Holdings, LLC 13.50% 2011(2)                                         85,000            60,775
Comcast Cable Communications, Inc. 6.88% 2009                                               78,000            88,964
Comcast Cable Communications, Inc. 8.50% 2027                                               50,000            65,450
Cox Communications, Inc. 7.75% 2010                                                        300,000           357,966
CSC Holdings, Inc. 9.88% 2013                                                               10,000            10,400
CSC Holdings, Inc., Series B 7.63% 2011                                                     20,000            21,100
EchoStar DBS Corp. 6.38% 2011*                                                              10,000            10,625
LBI Media, Inc. 11.00% 2013(2)                                                              15,000            10,519
Lenfest Communications, Inc. 8.38% 2005                                                    170,000           186,464
Liberty Group Operating, Inc. 9.38% 2008                                                    10,000            10,162
Liberty Media Corp. 3.50% 2006                                                              78,000            79,428
Liberty Media Corp. 7.75% 2009                                                             290,000           340,337
Liberty Media Corp. 7.88% 2009                                                              30,000            35,415
LodgeNet Entertainment Corp. 9.50% 2013                                                      5,000             5,550
Mediacom Broadband, LLC 11.00% 2013                                                         20,000            21,400
Muzak Finance Corp., LLC 9.88% 2009                                                          5,000             4,819
News America Holdings, Inc. 7.75% 2024                                                     100,000           118,289
News America Holdings, Inc. 8.00% 2016                                                     140,000           174,477
News America, Inc. 7.63% 2028                                                               78,000            92,720
PRIMEDIA, Inc. 8.88% 2011                                                                   15,000            15,375
Quebecor Media, Inc. 13.75% 2011(2)                                                         45,000            40,950
Rogers Cable, Inc. 6.25% 2013                                                               60,000            62,025
Shaw Communications, Inc. 8.25% 2010                                                         5,000             5,850
Time Warner, Inc. 6.63% 2029                                                                78,000            81,503
Univision Communications, Inc. 3.88% 2008                                                   90,000            91,477
USA Interactive 7.00% 2013                                                                 410,000           466,395
Vertis, Inc. 10.88% 2009                                                                    10,000            10,075

ENTERTAINMENT PRODUCTS -- 0.1%
Corus Entertainment, Inc. 8.75% 2012                                                        20,000            22,150
Dex Media West, LLC 9.88% 2013*                                                             20,000            22,200
International Game Technology 8.38% 2009                                                   160,000           194,442

LEISURE & TOURISM -- 0.9%
American Airlines, Inc., Series 01-1 6.82% 2011                                            210,000           193,984
American Airlines, Inc., Series 2003-1 3.86% 2010                                           78,156            78,464
American Airlines, Inc., Series 99-1 7.02% 2009                                            200,000           203,047
AMF Bowling Worldwide, Inc. 10.00% 2010*                                                     5,000             5,175
Aztar Corp. 9.00% 2011                                                                      10,000            11,238
Continental Airlines, Inc., Series 01-1 6.50% 2011                                         160,000           157,750
Continental Airlines, Inc., Series 974A 6.90% 2018                                         149,914           149,486
Continental Airlines, Inc., Series 981A 6.65% 2017                                          59,622            58,334
Delta Air Lines, Inc. 7.90% 2009                                                            20,000            13,200

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

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Delta Air Lines, Inc., Series 00-1A-2 7.57% 2012                                   $        90,000   $        89,621
Delta Air Lines, Inc., Series 00-1B 7.92% 2012                                              45,000            37,429
Delta Air Lines, Inc., Series 01-1A 6.62% 2011                                              34,203            33,809
El Pollo Loco, Inc. 9.25% 2009*                                                             15,000            15,225
Harrah's Operating Co., Inc. 8.00% 2011                                                    340,000           408,399
Icon, Ltd. 11.25% 2012                                                                      15,000            17,250
Isle of Capri Casinos, Inc. 7.00% 2014*                                                     10,000            10,050
Mandalay Resort Group 9.38% 2010                                                            20,000            23,825
Mandalay Resort Group, Series B 10.25% 2007                                                 15,000            17,662
MGM Mirage, Inc. 8.38% 2011                                                                 55,000            63,525
MGM Mirage, Inc. 8.50% 2010                                                                 80,000            93,400
Northwest Airlines, Inc. 8.88% 2006                                                         15,000            12,975
OED Corp. 8.75% 2012*                                                                       10,000            10,050
Park Place Entertainment Corp. 7.00% 2013                                                  130,000           141,700
Park Place Entertainment Corp. 8.13% 2011                                                   25,000            28,562
Premier Entertainment Biloxi, LLC 10.75% 2012*                                              10,000            10,800
River Rock Entertainment Authority 9.75% 2011*                                               5,000             5,400
Six Flags, Inc. 9.75% 2013                                                                  15,000            15,938
Station Casinos, Inc. 6.00% 2012*                                                           10,000            10,300
True Temper Sports, Inc. 8.38% 2011*                                                         5,000             5,100
True Temper Sports, Inc., Series B 10.88% 2008                                              20,000            21,150
                                                                                                     ---------------
                                                                                                           5,992,219
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 2.5%

COMPUTERS & BUSINESS EQUIPMENT -- 0.0%
Interface, Inc. 10.38% 2010                                                                 10,000            11,300
International Business Machines Corp. 6.22% 2027                                            78,000            84,437

ELECTRONICS -- 0.1%
Amkor Technology, Inc. 9.25% 2008                                                           15,000            16,537
L-3 Communications Corp., Series B 8.00% 2008                                               15,000            15,600
Sanmina-SCI Corp. 10.38% 2010                                                               35,000            41,300
SCG Holdings Corp. & Semiconductor Components Industries, LLC zero coupon 2011*             10,000            14,400
SCG Holdings Corp. & Semiconductor Components Industries, LLC 12.00% 2009                   31,000            33,480
Solectron Corp. 9.63% 2009                                                                  25,000            27,625

TELECOMMUNICATIONS -- 2.4%
Alaska Communications Systems 9.88% 2011                                                     5,000             5,050
American Cellular Corp. 10.00% 2011                                                         15,000            14,400
American Tower Corp. 9.38% 2009                                                             20,000            21,100
AT&T Broadband Corp. 8.38% 2013                                                            450,000           558,843
AT&T Corp. 6.00% 2009                                                                       45,000            48,538
AT&T Corp. 8.05% 2011                                                                      210,000           245,495
AT&T Corp. 8.75% 2004(1)                                                                    78,000            92,006
AT&T Wireless Services, Inc. 7.88% 2011                                                    296,000           352,991
AT&T Wireless Services, Inc. 8.75% 2031                                                    118,000           153,047
Avaya, Inc. 11.13% 2009                                                                     16,000            19,080
British Telecommunications, PLC 8.38% 2010(1)                                              115,000           142,112
British Telecommunications, PLC 8.88% 2030                                                 175,000           233,490
Centennial Communications Corp. 8.13% 2014*                                                 10,000             9,200
Centennial Communications Corp. 10.13% 2013                                                 10,000            10,300
Compania de Telecomunicaciones de Chile SA 7.63% 2006                                       90,000            98,802
Compania de Telecomunicaciones de Chile SA 8.38% 2006                                      110,000           120,408
Continental Cablevision, Inc. 9.50% 2013                                                   100,000           113,887

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

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
France Telecom SA 8.75% 2004                                                       $        78,000   $        95,262
France Telecom SA 9.25% 2011                                                               380,000           464,097
GCI, Inc. 7.25% 2014*                                                                       30,000            29,400
Insight Midwest LP/Insight Capital, Inc. 9.75% 2009                                         10,000            10,425
Insight Midwest LP/Insight Capital, Inc. 10.50% 2010                                        20,000            21,500
Intelsat, Ltd. 5.25% 2008                                                                  265,000           278,031
Koninklijke (Royal) KPN NV 7.50% 2005                                                       53,000            57,377
Koninklijke (Royal) KPN NV 8.00% 2010                                                       78,000            95,004
Level 3 Communications, Inc. 12.88% 2010(2)                                                 10,000             7,700
Lucent Technologies, Inc. 5.50% 2008                                                         5,000             4,838
Nextel Communications, Inc. 6.88% 2013                                                       5,000             5,312
Nextel Communications, Inc. 9.50% 2011                                                      50,000            57,000
Nextel Partners, Inc. 8.13% 2011                                                            20,000            21,150
Nortel Networks, Ltd. 6.13% 2006                                                            10,000            10,250
PanAmSat Corp. 8.50% 2012                                                                   10,000            10,450
Qwest Communications International, Inc. 7.25% 2011*                                        70,000            66,675
Rogers Cantel, Inc. 9.75% 2016                                                              15,000            18,825
Rogers Wireless, Inc. 9.63% 2011                                                            25,000            30,594
Rural Cellular Corp. 8.25% 2012*                                                             5,000             5,112
Rural Cellular Corp. 9.75% 2010                                                             10,000             8,950
SBA Communications Corp. 9.75% 2011*(2)                                                     15,000            10,538
Singapore Telecommunications, Ltd. 6.38% 2011*                                              55,000            62,209
Sprint Capital Corp. 6.13% 2008                                                            411,000           453,042
Sprint Capital Corp. 6.88% 2028                                                             80,000            83,079
Sprint Capital Corp. 7.63% 2011                                                            140,000           163,474
Telecommunications Techniques Co., LLC 9.75% 2008+(4)(5)                                    25,000               266
Telecomunicaciones de Puerto Rico, Inc. 6.65% 2006                                         450,000           487,535
Telefonica Europe BV 7.75% 2010                                                            180,000           217,382
Telus Corp. 8.00% 2011                                                                      78,000            93,960
Time Warner Telecom, Inc. 9.25% 2014*                                                       10,000            10,100
Time Warner Telecom, Inc. 10.13% 2011                                                        5,000             4,612
Triton PCS, Inc. 8.75% 2011                                                                 35,000            33,075
Western Wireless Corp. 9.25% 2013                                                           10,000            10,275
                                                                                                     ---------------
                                                                                                           5,410,927
                                                                                                     ---------------

MATERIALS -- 2.1%

CHEMICALS -- 0.4%
Acetex Corp. 10.88% 2009                                                                    10,000            10,950
AEP Industries, Inc. 9.88% 2007                                                              5,000             5,163
Airgas, Inc. 9.13% 2011                                                                      5,000             5,675
Dow Chemical Co. 8.55% 2009                                                                 36,000            44,301
Ferro Corp. 9.13% 2009                                                                     170,000           207,418
ICI Wilmington, Inc. 6.95% 2004                                                            330,000           337,035
IMC Global, Inc., Series B 10.88% 2008                                                      15,000            18,075
IMC Global, Inc., Series B 11.25% 2011                                                      15,000            17,775
Lyondell Chemical Co., Series A 9.63% 2007                                                  10,000            10,350
Lyondell Chemical Co., Series B 9.88% 2007                                                  20,000            20,750
Methanex Corp. 8.75% 2012                                                                    5,000             5,725
Millennium America, Inc. 9.25% 2008                                                         10,000            10,675
Nalco Co. 7.75% 2011*                                                                        5,000             5,225
Nalco Co. 8.88% 2013*                                                                       10,000            10,425
Nova Chemicals Corp. 6.50% 2012*                                                             5,000             5,191

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

CHEMICALS (CONTINUED)
Noveon, Inc., Series B 11.00% 2011                                                 $         5,000   $         5,725
Omnova Solutions, Inc. 11.25% 2010                                                          10,000            11,100
Pioneer Companies, Inc. 4.61% 2004(3)                                                        1,038               996
Potash Corp. of Saskatchewan, Inc. 7.75% 2011                                              115,000           138,891
Resolution Performance Products, LLC 9.50% 2010                                              5,000             5,100
Resolution Performance Products, LLC 13.50% 2010                                            10,000             8,350
Tekni-Plex, Inc. 8.75% 2013*                                                                 5,000             4,975
Texas Petrochemicals Corp. 11.13% 2006+(4)(5)                                               10,000             3,900
Texas Petrochemicals Corp., Series B 11.13% 2006+(4)(5)                                     25,000             9,750
Union Carbide Corp. 6.79% 2025                                                              10,000            10,000
United Industries Corp., Series D 9.88% 2009                                                15,000            15,741

FOREST PRODUCTS -- 0.8%
Abitibi-Consolidated, Inc. 8.55% 2010                                                       20,000            21,862
Blue Ridge Paper Prods, Inc. 9.50% 2008*                                                     5,000             4,950
Boise Cascade Corp. 6.50% 2010                                                              10,000            10,722
Boise Cascade Office Products Corp. 7.05% 2005                                             270,000           279,601
Bowater, Inc. 6.50% 2013                                                                     5,000             4,894
Caraustar Industries, Inc. 9.88% 2011                                                       15,000            15,000
Celulosa Arauco Y Constitucion 5.13% 2013                                                  145,000           145,774
Consumers International, Inc. 10.25% 2005+(4)(5)(6)(7)                                      20,000                 2
Georgia-Pacific Corp. 8.88% 2010                                                            70,000            81,725
International Paper Co. 6.75% 2011                                                         320,000           363,898
Longview Fibre Co. 10.00% 2009                                                               5,000             5,425
Norske Skog Canada, Ltd. 7.38% 2014*                                                        20,000            20,600
Sappi Papier Holding AG 6.75% 2012*                                                        100,000           112,792
Stone Container Corp. 9.25% 2008                                                             5,000             5,575
Stone Container Corp. 9.75% 2011                                                            35,000            39,113
Tembec Industries, Inc. 8.63% 2009                                                          25,000            25,000
Temple-Inland, Inc. 7.88% 2012                                                             370,000           440,195
Weyerhaeuser Co. 5.50% 2005                                                                 78,000            80,908
Weyerhaeuser Co. 6.13% 2007                                                                 64,000            70,016

METALS & MINERALS -- 0.8%
AK Steel Corp. 7.88% 2009                                                                   15,000            13,725
Alcan Aluminum, Ltd. 6.13% 2033                                                             78,000            82,248
Alcan, Inc. 6.45% 2011                                                                     130,000           147,980
Anchor Glass Container Corp. 11.00% 2013                                                    15,000            17,437
Century Aluminum Co. 11.75% 2008                                                            10,000            11,200
Codelco, Inc. 6.38% 2012*                                                                  385,000           430,038
Crown European Holdings SA 10.88% 2013                                                      15,000            17,475
Fasten Tech, Inc. 11.50% 2011*                                                              10,000            11,200
Fluor Corp. 6.95% 2007                                                                      10,000            10,300
Inco, Ltd. 7.20% 2032                                                                      190,000           219,477
Ispat Inland, ULC 9.75% 2014*                                                               10,000            10,400
Neenah Corp. 11.00% 2010*(5)                                                                10,000            11,000
Noranda, Inc. 7.25% 2012                                                                    32,000            37,208
Owens-Brockway Glass Container, Inc. 8.25% 2013                                             35,000            36,050
Phelps Dodge Corp. 8.75% 2011                                                              255,000           319,221
Placer Dome, Inc. 6.45% 2035*                                                               40,000            42,969
Steel Dynamics, Inc. 9.50% 2009                                                              5,000             5,588
Steel Dynamics, Inc. 9.50% 2009*                                                             5,000             5,588
Timken Co. 5.75% 2010                                                                      195,000           198,282
United States Steel, LLC 10.75% 2008                                                        20,000            23,300

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

PLASTIC -- 0.1%
Graphic Packaging International, Inc. 8.50% 2011                                     $      10,000   $        11,150
Sealed Air Corp. 5.38% 2008*                                                               245,000           262,305
Sealed Air Corp. 5.63% 2013*                                                                45,000            47,166
                                                                                                     ---------------
                                                                                                           4,628,620
                                                                                                     ---------------

MUNICIPAL BONDS -- 0.2%

MUNICIPAL BONDS -- 0.2%
Allentown, Pennsylvania Taxable General Obligation 6.20% 2005                              280,000           300,051
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% 2008                     100,000           113,155
                                                                                                     ---------------
                                                                                                             413,206
                                                                                                     ---------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 2.1%

FOREIGN GOVERNMENT -- 2.1%
Federal Republic of Germany, Series 02 5.00% 2012                                  EUR   3,100,000         4,142,868
Korea Highway Corp. 4.88% 2014*                                                             29,000            28,715
Quebec Province Canada 5.00% 2009                                                           78,000            84,452
Quebec Province Canada 7.50% 2023                                                           78,000           100,488
Republic of Trinidad & Tobago 9.75% 2020*                                                   50,000            67,000
                                                                                                     ---------------
                                                                                                           4,423,523
                                                                                                     ---------------

REAL ESTATE -- 1.0%

REAL ESTATE COMPANIES -- 0.3%
CB Richard Ellis Services, Inc. 9.75% 2010                                                   5,000             5,613
Champion Enterprises, Inc. 7.63% 2009                                                        5,000             5,000
EOP Operating LP 4.75% 2014                                                                 66,000            65,133
Liberty Property LP 7.25% 2011                                                             170,000           199,202
Liberty Property LP 8.50% 2010                                                             180,000           223,196
Susa Partnership LP 6.95% 2006                                                              90,000            99,619

REAL ESTATE INVESTMENT TRUSTS -- 0.7%
Avalon Bay Communities, Inc., Series MTN 7.50% 2010                                        370,000           441,062
Health Care Property Investors, Inc. 6.00% 2015                                            240,000           258,894
Healthcare Realty Trust, Inc. 8.13% 2011                                                   250,000           301,857
Host Marriott LP, Series G 9.25% 2007                                                        5,000             5,600
Host Marriott LP, Series I 9.50% 2007                                                       30,000            33,600
Regency Centers LP 7.75% 2009                                                              100,000           119,599
Spieker Properties LP 7.65% 2010                                                           280,000           331,095
                                                                                                     ---------------
                                                                                                           2,089,470
                                                                                                     ---------------

U.S. GOVERNMENT AGENCIES -- 10.2%

U.S. GOVERNMENT AGENCIES -- 10.2%
Federal Home Loan Banks 1.88% 2006                                                         235,000           235,095
Federal Home Loan Banks 5.25% 2006                                                         235,000           252,550
Federal Home Loan Mtg. Corp. 2.00% 2006                                                    345,000           346,605
Federal Home Loan Mtg. Corp. 2.50% 2006                                                    130,000           130,255
Federal Home Loan Mtg. Corp. 2.63% 2007                                                    180,000           180,767
Federal Home Loan Mtg. Corp. 4.50% 2014                                                    470,000           477,315
Federal Home Loan Mtg. Corp. 4.50% 2019                                                  1,149,887         1,166,003
Federal Home Loan Mtg. Corp. 5.00% 2034                                                  1,350,000         1,357,757
Federal Home Loan Mtg. Corp. 5.63% 2011                                                    235,000           262,245

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp. 6.00% 2033                                            $     1,450,001   $     1,507,574
Federal Home Loan Mtg. Corp. 6.50% 2016                                                     99,999           106,354
Federal Home Loan Mtg. Corp. 6.50% 2029                                                     53,608            56,371
Federal Home Loan Mtg. Corp. 6.50% 2032                                                    103,182           108,435
Federal Home Loan Mtg. Corp. 6.63% 2009                                                    470,000           547,805
Federal Home Loan Mtg. Corp. 7.00% 2032                                                    199,980           212,037
Federal Home Loan Mtg. Corp. 8.50% 2008                                                     42,376            44,524
Federal Home Loan Mtg. Corp. 8.50% 2019                                                      7,471             8,219
Federal National Mtg Assoc. 4.38% 2012                                                     235,000           240,280
Federal National Mtg. Assoc. 5.00% 2017                                                  1,640,500         1,687,849
Federal National Mtg. Assoc. 5.00% 2018                                                  1,040,278         1,070,468
Federal National Mtg. Assoc. 5.50% 2016                                                    208,620           217,589
Federal National Mtg. Assoc. 5.50% 2017                                                  1,070,903         1,116,836
Federal National Mtg. Assoc. 5.50% 2018                                                    275,000           286,722
Federal National Mtg. Assoc. 5.50% 2033                                                  2,400,000         2,460,368
Federal National Mtg. Assoc. 6.00% 2017                                                    200,000           210,800
Federal National Mtg. Assoc. 6.06% 2011                                                     90,038           101,234
Federal National Mtg. Assoc. 6.11% 2011                                                    485,212           547,254
Federal National Mtg. Assoc. 6.18% 2008                                                    144,074           159,705
Federal National Mtg. Assoc. 6.24% 2008                                                     77,274            85,804
Federal National Mtg. Assoc. 6.27% 2007                                                    171,531           188,962
Federal National Mtg. Assoc. 6.30% 2008                                                     23,142            25,581
Federal National Mtg. Assoc. 6.30% 2011                                                    145,624           163,778
Federal National Mtg. Assoc. 6.31% 2011                                                    484,454           551,542
Federal National Mtg. Assoc. 6.34% 2008                                                    111,020           122,744
Federal National Mtg. Assoc. 6.36% 2008                                                    120,339           133,106
Federal National Mtg. Assoc. 6.43% 2008                                                    129,557           143,731
Federal National Mtg. Assoc. 6.50% 2032                                                  1,000,000         1,050,621
Federal National Mtg. Assoc. 6.59% 2007                                                     92,366           102,601
Federal National Mtg. Assoc. 6.63% 2030                                                    470,000           560,552
Federal National Mtg. Assoc. 7.04% 2007                                                     60,106            66,424
Government National Mtg. Assoc. 6.00% 2032                                               2,123,286         2,218,521
Government National Mtg. Assoc. 6.00% 2033                                                 330,613           345,691
Government National Mtg. Assoc. 6.00% 2033                                                  64,482            67,368
Government National Mtg. Assoc. 7.00% 2022                                                   4,170             4,477
Government National Mtg. Assoc. 7.00% 2023                                                     726               779
Government National Mtg. Assoc. 7.00% 2028                                                 218,177           232,759
Government National Mtg. Assoc. 7.00% 2031                                                 242,957           258,898
Government National Mtg. Assoc. 7.00% 2032                                                  28,590            30,450
Government National Mtg. Assoc. 7.25% 2027                                                  15,805            16,959
Government National Mtg. Assoc. 7.50% 2022                                                   1,684             1,824
Government National Mtg. Assoc. 7.50% 2026                                                 192,918           208,020
Government National Mtg. Assoc. 7.50% 2032                                                 200,020           215,122
Government National Mtg. Assoc. 8.00% 2031                                                  21,457            23,456
Government National Mtg. Assoc. 8.50% 2017                                                   7,628             8,450
Government National Mtg. Assoc. 8.50% 2017                                                   3,187             3,530
Government National Mtg. Assoc. 9.00% 2021                                                   2,454             2,753
                                                                                                     ---------------
                                                                                                          21,933,519
                                                                                                     ---------------

GOVERNMENT OBLIGATIONS -- 21.4%

U.S. TREASURIES -- 21.4%
United States Treasury Bond Strip zero coupon 2015@                                      8,800,000         5,511,739
United States Treasury Bond Strip zero coupon 2021                                         300,000           123,297

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

GOVERNMENT OBLIGATIONS (CONTINUED)

U.S. TREASURIES (CONTINUED)
United States Treasury Bond Strip zero coupon 2027                                 $     9,200,000   $     2,711,047
United States Treasury Bonds 5.25% 2029@                                                   600,000           634,313
United States Treasury Bonds 5.50% 2028                                                    600,000           654,445
United States Treasury Bonds 6.25% 2023@                                                 3,320,000         3,947,556
United States Treasury Bonds 6.38% 2027                                                    500,000           607,188
United States Treasury Bonds 6.88% 2025                                                    560,000           715,378
United States Treasury Bonds 9.25% 2016                                                  1,000,000         1,480,508
United States Treasury Notes 3.88% 2013                                                    375,000           380,098
United States Treasury Notes 4.00% 2014                                                    152,000           153,995
United States Treasury Notes 4.63% 2006                                                    370,000           393,110
United States Treasury Notes 4.88% 2012                                                    375,000           409,351
United States Treasury Notes 5.00% 2011                                                    132,000           145,715
United States Treasury Notes 5.75% 2005@                                                 3,600,000         3,850,733
United States Treasury Notes 5.88% 2004                                                  2,300,000         2,368,282
United States Treasury Notes 6.50% 2006@                                                10,360,000        11,560,299
United States Treasury Notes 6.50% 2010                                                  4,500,000         5,334,962
United States Treasury Notes 6.75% 2005@                                                 3,000,000         3,185,040
United States Treasury Notes 6.88% 2006                                                    500,000           554,590
United States Treasury Notes 7.00% 2006                                                    560,000           626,413
United States Treasury Notes 9.38% 2006                                                    500,000           572,403
                                                                                                     ---------------
                                                                                                          45,920,462
                                                                                                     ---------------

UTILITIES -- 2.1%

ELECTRIC UTILITIES -- 1.3%
AES Corp. 8.75% 2013*                                                                        5,000             5,500
AES Corp. 9.00% 2015*                                                                        5,000             5,519
Alabama Power Co. 2.80% 2006                                                                78,000            79,014
American Electric Power Co., Inc., Series A 6.13% 2006                                     110,000           118,822
Avista Corp. 9.75% 2008                                                                     40,000            48,200
Calpine Corp. 8.50% 2010*                                                                   20,000            18,400
Calpine Corp. 8.63% 2010                                                                    25,000            18,375
CMS Energy Corp. 7.50% 2009                                                                 10,000            10,275
CMS Energy Corp. 8.50% 2011                                                                 10,000            10,675
CMS Energy Corp. 8.90% 2008                                                                 15,000            16,125
Dominion Resources, Inc. 7.63% 2005                                                         78,000            83,693
DPL, Inc. 6.88% 2011                                                                        20,000            20,300
FirstEnergy Corp., Series A 5.50% 2006                                                      78,000            82,936
FirstEnergy Corp., Series B 6.45% 2011                                                     315,000           344,872
Nevada Power Co. 9.00% 2013*                                                                15,000            16,837
Nevada Power Co., Series E 10.88% 2009                                                      10,000            11,650
NRG Energy, Inc. 8.00% 2013*                                                                15,000            15,488
NSTAR 8.00% 2010                                                                           170,000           205,071
Pepco Holdings, Inc. 5.50% 2007                                                            280,000           301,365
PPL Capital Funding, Inc. 4.33% 2009*                                                       64,000            64,617
Progress Energy, Inc. 6.75% 2006                                                            64,000            69,366
Progress Energy, Inc. 7.10% 2011                                                           350,000           404,853
PSE&G Power, LLC 3.75% 2009                                                                140,000           139,993
PSE&G Power, LLC 6.88% 2006                                                                180,000           196,673
Southern California Edison Co. 6.38% 2006                                                  300,000           321,543
TXU Energy Co. 7.00% 2013                                                                  200,000           229,194

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 0.3%
Aquila, Inc. 6.88% 2004                                                            $        80,000   $        82,098
Atlantic City Electric Co., Series FSA 6.38% 2005                                           60,000            63,615
Duke Capital Corp., Series A 6.25% 2005                                                     35,000            36,748
Dynegy Holdings, Inc. 10.13% 2013*                                                          25,000            27,438
El Paso Corp. 7.00% 2011                                                                    80,000            68,600
El Paso Production Holding Co. 7.75% 2013                                                   10,000             9,275
Energen Corp., Series MTN 7.63% 2010                                                       230,000           276,004
Premcor Refining Group, Inc. 7.75% 2012                                                     20,000            21,900
Williams Cos., Inc. 7.13% 2011                                                              35,000            36,750
Williams Cos., Inc. 8.13% 2012                                                               5,000             5,519
Williams Cos., Inc. 8.63% 2010                                                              10,000            11,000

TELEPHONE -- 0.5%
Deutsche Telekom International Finance BV 3.88% 2008                                        20,000            20,537
Deutsche Telekom International Finance BV 8.25% 2030                                        78,000           102,261
Deutsche Telekom International Finance BV 8.50% 2010(1)                                    400,000           491,080
Deutsche Telekom International Finance BV 8.75% 2030                                       190,000           249,096
Verizon Pennsylvania, Inc. 5.65% 2011                                                       78,000            83,936
                                                                                                     ---------------
                                                                                                           4,425,213
                                                                                                     ---------------
TOTAL BONDS & NOTES (cost $128,681,864)                                                                  134,633,300
                                                                                                     ---------------

                                                                                       SHARES
--------------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%

INFORMATION TECHNOLOGY -- 0.0%

TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires 04/15/08 +(6)(7) (cost $55)                                  20                 0
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $193,744,848)                                                          210,828,193
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 0.3%

U.S. GOVERNMENT AGENCIES -- 0.3%

Federal National Mtg. Assoc. Disc. Notes 1.03% due 04/01/04 (cost $600,000)        $       600,000           600,000
                                                                                                     ---------------

REPURCHASE AGREEMENTS -- 0.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $689,007 and collateralized by $585,000 of United States Treasury Bonds, bearing interest at 6.13%, due 11/15/27 and having an approximate
  value of $703,463                                                                        689,000           689,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2)                  240,000           240,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)@                              570,000           570,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,499,000)                                                              1,499,000
                                                                                                     ---------------

TOTAL INVESTMENTS --
  (cost $195,843,848)                                                       99.1%                        212,927,193
Other assets less liabilities --                                             0.9                           1,871,353
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $   214,798,546
                                                                           =====                     ===============

----------
+   Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004 the aggregate value of these securities was $10,788,854 representing 5.0% of net assets.
(1) Variable rate security -- the rate reflected is as of March 31, 2004; maturity date reflects next reset date.
(2) Security is a "step-up" bond where the coupon rate increase or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3) Security is a "floating rate" bond where the coupon rate fluctuate. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2004.
(4) Bond in default
(5) Company has filed Chapter 11 bankruptcy.
(6) Fair valued security; see Note 2
(7) Illiquid security
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

OPEN FUTURES CONTRACTS

    NUMBER                               EXPIRATION     VALUE AT       VALUE AS OF       UNREALIZED
 OF CONTRACTS         DESCRIPTION           DATE       TRADE DATE     MARCH 31, 2004    APPRECIATION
----------------------------------------------------------------------------------------------------
   57 Long      US Treasury 2 Year Note   June 2004   $  12,235,590   $   12,264,797    $     29,207
                                                                                        ============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                       GROSS
                                                                     UNREALIZED
   CONTRACT TO DELIVER      IN EXCHANGE FOR      DELIVERY DATE      DEPRECIATION
--------------------------------------------------------------------------------
      EUR 3,407,000          USD 4,165,807         5/26/2004        $   (16,231)
                                                                    ============

----------
EUR -- Euro Dollar
USD -- United States Dollar

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 16.5%

CONSUMER DISCRETIONARY -- 1.1%

APPAREL & TEXTILES -- 0.3%
Nike, Inc., Class B                                                                          5,965   $       464,495

AUTOMOTIVE -- 0.1%
Advanced Auto Parts, Inc.+                                                                   5,135           208,840

RETAIL -- 0.7%
Federated Department Stores, Inc.                                                            3,000           162,150
Home Depot, Inc.                                                                             5,300           198,008
Kohl's Corp.+                                                                                3,645           176,163
Ross Stores, Inc.                                                                            3,500           107,135
Target Corp.                                                                                 4,000           180,160
Wal-Mart Stores, Inc.                                                                        5,000           298,450
Williams-Sonoma, Inc.+                                                                       3,000           102,600
                                                                                                     ---------------
                                                                                                           1,898,001
                                                                                                     ---------------

CONSUMER STAPLES -- 0.6%

FOOD, BEVERAGE & TOBACCO -- 0.3%
Altria Group, Inc.                                                                           4,200           228,690
Coca-Cola Co.                                                                                5,600           281,680
Wm. Wrigley Jr. Co.                                                                          1,800           106,416

HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
Estee Lauder Cos., Inc., Class A                                                             4,100           181,794
Gillette Co.                                                                                 3,000           117,300
Procter & Gamble Co.                                                                         2,000           209,760
                                                                                                     ---------------
                                                                                                           1,125,640
                                                                                                     ---------------

ENERGY -- 0.9%

ENERGY SERVICES -- 0.4%
BJ Services Co.+                                                                             3,410           147,551
Smith International, Inc.+                                                                   4,100           219,391
Southern Co.                                                                                 3,300           100,650
Suncor Energy, Inc.                                                                          5,750           157,262

ENERGY SOURCES -- 0.5%
Burlington Resources, Inc.                                                                   1,700           108,171
EOG Resources, Inc.                                                                          1,900            87,191
Exxon Mobil Corp.                                                                            9,600           399,264
Marathon Oil Corp.                                                                           3,000           101,010
Murphy Oil Corp.                                                                             3,150           198,356
                                                                                                     ---------------
                                                                                                           1,518,846
                                                                                                     ---------------

FINANCE -- 3.1%

BANKS -- 1.0%
Bank of America Corp.                                                                        8,965           725,985
Fifth Third Bancorp                                                                          2,075           114,893
J.P. Morgan Chase & Co.                                                                      6,400           268,480

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
U.S. Bancorp                                                                                 6,000   $       165,900
Wells Fargo & Co.                                                                            8,970           508,330

FINANCIAL SERVICES -- 1.5%
American Express Co.                                                                         3,900           202,215
Capital One Financial Corp.                                                                  2,500           188,575
CIT Group, Inc.                                                                              5,000           190,250
Citigroup, Inc.                                                                              7,333           379,116
Fannie Mae                                                                                   1,350           100,373
Goldman Sachs Group, Inc.                                                                    6,245           651,666
Mellon Financial Corp.                                                                       5,000           156,450
Merrill Lynch & Co., Inc.                                                                    4,000           238,240
Morgan Stanley                                                                               2,150           123,195
SLM Corp.                                                                                    6,845           286,463

INSURANCE -- 0.6%
Allstate Corp.                                                                               6,050           275,033
Berkshire Hathaway, Inc., Class B+                                                             244           759,086
                                                                                                     ---------------
                                                                                                           5,334,250
                                                                                                     ---------------

HEALTHCARE -- 3.3%

DRUGS -- 1.5%
Allergan, Inc.                                                                               1,500           126,240
Amgen, Inc.+                                                                                 2,400           139,608
Caremark Rx, Inc.+                                                                           5,000           166,250
Forest Laboratories, Inc.+                                                                   4,080           292,210
Genentech, Inc.+                                                                             9,265           980,422
Invitrogen Corp.+                                                                            2,370           169,905
Merck & Co., Inc.                                                                            2,600           114,894
Pfizer, Inc.                                                                                 9,920           347,696
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                           2,800           177,548

HEALTH SERVICES -- 1.4%
Aetna, Inc.                                                                                  8,855           794,471
Anthem, Inc.+                                                                                4,855           440,057
UnitedHealth Group, Inc.                                                                    15,995         1,030,718
WellPoint Health Networks, Inc.+                                                               840            95,525

MEDICAL PRODUCTS -- 0.4%
Becton Dickinson & Co.                                                                       4,500           218,160
Guidant Corp.                                                                                1,500            95,055
Johnson & Johnson                                                                            3,800           192,736
St. Jude Medical, Inc.+                                                                      2,300           165,830
                                                                                                     ---------------
                                                                                                           5,547,325
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 1.5%

AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
Boeing Co.                                                                                   3,300           135,531
Lockheed Martin Corp.                                                                        2,850           130,074
Northrop Grumman Corp.                                                                       1,920           188,966
United Technologies Corp.                                                                    2,300           198,490

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 0.5%
Ingersoll-Rand Co., Inc., Class A                                                            2,500   $       169,125
Interpublic Group Cos., Inc.+                                                                8,000           123,040
Monsanto Co.                                                                                 3,600           132,012
Waste Management, Inc.                                                                       5,500           165,990
Xerox Corp.+                                                                                15,000           218,550

MACHINERY -- 0.0%
Caterpillar, Inc.                                                                              900            71,163

MULTI-INDUSTRY -- 0.6%
3M Co.                                                                                       3,555           291,048
General Electric Co.                                                                        14,000           427,280
Honeywell International, Inc.                                                                5,000           169,250
Tyco International, Ltd.                                                                     4,400           126,060

TRANSPORTATION -- 0.0%
United Parcel Service, Inc., Class B                                                         1,000            69,840
                                                                                                     ---------------
                                                                                                           2,616,419
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 0.4%

BROADCASTING & MEDIA -- 0.1%
Time Warner, Inc.+                                                                           7,000           118,020

ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co.                                                                              7,400           184,926

LEISURE & TOURISM -- 0.2%
Carnival Corp.                                                                               4,200           188,622
McDonald's Corp.                                                                             5,100           145,707
Outback Steakhouse, Inc.                                                                     1,220            59,414
                                                                                                     ---------------
                                                                                                             696,689
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 5.4%

COMMUNICATION EQUIPMENT -- 0.1%
QUALCOMM, Inc.                                                                               3,000           199,260

COMPUTER SERVICES -- 0.3%
Symantec Corp.+                                                                              7,465           345,630
Synopsys, Inc.+                                                                              4,265           123,514

COMPUTER SOFTWARE -- 0.7%
Adobe Systems, Inc.                                                                          2,700           106,461
Electronic Arts, Inc.+                                                                      11,930           643,743
Microsoft Corp.                                                                             19,215           479,798

COMPUTERS & BUSINESS EQUIPMENT -- 0.7%
Apple Computer, Inc.+                                                                       14,950           404,398
Dell, Inc.+                                                                                  4,000           134,480
EMC Corp.+                                                                                   7,200            97,992
International Business Machines Corp.                                                        2,900           266,336
Lexmark International, Inc., Class A+                                                        2,000           184,000
SanDisk Corp.+                                                                               4,265           120,998

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS -- 1.5%
Agilent Technologies, Inc.+                                                                  2,700   $        85,401
Applied Materials, Inc.+                                                                    26,090           557,804
Broadcom Corp., Class A+                                                                     2,000            78,340
Energizer Holdings, Inc.+                                                                    5,195           242,555
Intel Corp.                                                                                  8,000           217,600
KLA-Tencor Corp.+                                                                            7,025           353,709
NVIDIA Corp.+                                                                                7,650           202,649
Samsung Electronics Co., Ltd.                                                                  900           449,038
Solectron Corp.+                                                                            15,000            82,950
Texas Instruments, Inc.                                                                     14,125           412,732

INTERNET CONTENT -- 0.7%
Amazon.com, Inc.+                                                                            5,625           243,450
eBay, Inc.+                                                                                  7,130           494,323
Yahoo!, Inc.+                                                                                8,640           419,817

TELECOMMUNICATIONS -- 1.4%
Cisco Systems, Inc.+                                                                        22,065           518,969
Corning, Inc.+                                                                               7,000            78,260
EchoStar Communications Corp., Class A+                                                      8,445           276,574
Motorola, Inc.                                                                              10,200           179,520
Nextel Communications, Inc., Class A+                                                       24,015           593,891
Nokia Oyj Sponsored ADR                                                                      8,090           164,065
Verizon Communications, Inc.                                                                 6,000           219,240
Vodafone Group, PLC Sponsored ADR                                                           14,725           351,927
                                                                                                     ---------------
                                                                                                           9,329,424
                                                                                                     ---------------

MATERIALS -- 0.2%

CHEMICALS -- 0.0%
Pioneer Companies, Inc.+                                                                       212             1,092

FOREST PRODUCTS -- 0.1%
MeadWestvaco Corp.                                                                           5,600           158,424

METALS & MINERALS -- 0.1%
Phelps Dodge Corp.+                                                                          1,500           122,490
                                                                                                     ---------------
                                                                                                             282,006
                                                                                                     ---------------
TOTAL COMMON STOCK (cost $24,149,369)                                                                     28,348,600
                                                                                                     ---------------

PREFERRED STOCK -- 0.0%

MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C (Convertible) (cost $0)                                          360                 4
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.7%

FINANCE -- 4.6%

FINANCIAL SERVICES -- 4.6%
Aesop Funding II, LLC, Series 1998-1 A 6.14% 2006*                                 $       120,000           125,238

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Aesop Funding II, LLC, Series 2003-3A A3 3.72% 2009*                               $       550,000   $       560,546
Capital One Auto Finance Trust 3.18% 2010                                                  990,000         1,009,627
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% 2011                         500,000           514,300
Capital One Prime Auto Receivable Trust 2.88% 2010                                         990,000         1,003,876
Citibank Credit Card Issuance Trust 2.90% 2010                                             990,000           990,207
Fleet Credit Card Master Trust II 2.40% 2008                                               990,000         1,001,115
Household Automotive Trust, Series 2003-2 A4 3.02% 2004                                    225,000           228,311
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% 2009                           690,000           695,129
Peco Energy Transition Trust, Series 2001-A A1 6.52% 2010                                  210,000           243,637
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% 2009                                 202,000           226,428
Residential Funding Mortgage Securities II, Inc., Series 2004-HI1 A3 3.05% 2016            230,000           231,040
USAA Auto Owner Trust 2.67% 2010                                                           990,000           997,120
                                                                                                     ---------------
                                                                                                           7,826,574
                                                                                                     ---------------

U.S. GOVERNMENT AGENCIES -- 0.1%

U.S. GOVERNMENT AGENCIES -- 0.1%
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% 2022                                      23,981            24,861
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% 2023                                     45,000            46,069
Federal Home Loan Mtg. Corp., Series 1552 HB 6.50% 2022                                     49,792            50,215
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% 2023                                     96,000           105,341
Federal National Mtg.Assoc., Series 1991-117 G 8.00% 2006                                    4,269             4,476
                                                                                                     ---------------
                                                                                                             230,962
                                                                                                     ---------------
TOTAL ASSET-BACKED SECURITIES (cost $7,949,631)                                                            8,057,536
                                                                                                     ---------------

BONDS & NOTES -- 76.7%

CONSUMER DISCRETIONARY -- 2.4%

APPAREL & TEXTILES -- 0.0%
Gap, Inc. 8.80% 2008(1)                                                                     20,000            24,800
Oxford Industry, Inc. 8.88% 2011*                                                            5,000             5,375

AUTOMOTIVE -- 1.1%
Accuride Corp., Series B 9.25% 2008                                                         30,000            30,975
Advanced Accessory Holding 13.25% 2011*(2)                                                  35,000            18,550
Arvinmeritor, Inc. 8.75% 2012                                                               10,000            11,125
Cummins, Inc. 9.50% 2010*                                                                    5,000             5,887
DaimlerChrysler NA Holding Corp. 6.50% 2013                                                455,000           492,108
Dana Corp. 9.00% 2011                                                                       30,000            36,075
Delco Remy International, Inc. 8.63% 2007                                                   15,000            15,356
Dura Operating Corp., Series D 9.00% 2009                                                   15,000            15,187
Ford Motor Co. 6.38% 2029                                                                  100,000            89,036
Ford Motor Co. 6.63% 2028                                                                   89,000            81,813
Ford Motor Co. 7.45% 2031                                                                  945,000           943,746
General Motors Corp. 7.20% 2011                                                             38,000            41,645
General Motors Corp. 8.25% 2023                                                             37,000            41,300
Goodyear Tire & Rubber Co. 7.86% 2011                                                       15,000            12,375
Goodyear Tire & Rubber Co. 8.50% 2007                                                       10,000             9,525
Lear Corp., Series B 8.11% 2009                                                             10,000            11,825
Navistar International Corp., Series B 8.00% 2008                                            5,000             5,138
Tenneco Automotive, Inc. 10.25% 2013                                                         5,000             5,750
Tenneco Automotive, Inc., Series B 11.63% 2009                                               5,000             5,413
TRW Automotive, Inc. 11.00% 2013                                                            18,000            21,510
Visteon Corp. 7.00% 2014                                                                    10,000             9,979

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

HOUSING & HOUSEHOLD DURABLES -- 0.8%
Beazer Homes USA, Inc. 8.63% 2011                                                  $        30,000   $        33,525
Centex Corp. 5.80% 2009                                                                    160,000           174,821
Centex Corp. 7.88% 2011                                                                    220,000           264,520
Champion Home Builders Co. 11.25% 2007                                                       5,000             5,650
D.R. Horton, Inc. 9.75% 2010                                                                30,000            36,750
KB Home 9.50% 2011                                                                          30,000            34,050
Koppers, Inc. 9.88% 2013*                                                                   15,000            16,500
Lennar Corp. 5.95% 2013                                                                    115,000           123,633
Lennar Corp. 7.63% 2009                                                                     90,000           104,915
Pulte Homes, Inc. 7.88% 2011                                                               100,000           120,012
Pulte Homes, Inc. 8.13% 2011                                                               185,000           223,412
Standard Pacific Corp. 6.25% 2014                                                            5,000             4,975
Standard Pacific Corp. 9.50% 2010                                                           15,000            16,762
Standard Pacific Corp., Series A 8.00% 2008                                                 15,000            15,400
Technical Olympic USA, Inc. 7.50% 2011*                                                     10,000             9,988
Toll Brothers, Inc. 6.88% 2012                                                             190,000           215,236

RETAIL -- 0.5%
Lowe's Cos., Inc. 8.25% 2010                                                               400,000           500,078
Pantry, Inc. 7.75% 2014*                                                                     5,000             5,013
Petro Stopping Centers 9.00% 2012*                                                           5,000             5,150
Real Mex Restaurants, Inc. 10.00% 2010*                                                     10,000            10,100
Remington Arms Co., Inc. 10.50% 2011                                                         5,000             5,062
Rite Aid Corp. 8.13% 2010                                                                   35,000            37,450
Staples, Inc. 7.38% 2012                                                                   185,000           220,169
Wal-Mart Stores, Inc. 6.88% 2009                                                            38,000            44,596
                                                                                                     ---------------
                                                                                                           4,162,260
                                                                                                     ---------------

CONSUMER STAPLES -- 1.9%

FOOD, BEVERAGE & TOBACCO -- 1.6%
Altria Group, Inc. 7.00% 2013                                                              215,000           236,939
American Rock Salt Co., LLC 9.50% 2014*                                                      5,000             5,125
Anheuser-Busch Cos., Inc. 5.95% 2033                                                        38,000            40,568
Cargill, Inc. 3.63% 2009*                                                                   15,000            15,097
Companhia Brasileira de Bebidas 8.75% 2013*                                                270,000           296,325
ConAgra Foods, Inc. 6.75% 2011                                                             300,000           344,389
Fred Meyer, Inc. 7.38% 2005                                                                 55,000            57,817
Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011                                           35,000            30,625
Kraft Foods, Inc. 4.63% 2006                                                               160,000           168,888
Kraft Foods, Inc. 5.63% 2011                                                                80,000            86,750
Kraft Foods, Inc. 6.25% 2012                                                               240,000           269,086
Pepsi Bottling Group, Inc., Series B 7.00% 2029                                             38,000            44,982
Philip Morris Cos., Inc. 6.38% 2006                                                        240,000           255,214
Safeway, Inc. 7.00% 2007                                                                    37,000            41,842
Standard Commercial Corp. 8.00% 2012*                                                        5,000             5,100
Tyson Foods, Inc. 8.25% 2011                                                               310,000           369,579
Unilever Capital Corp. 5.90% 2032                                                           38,000            39,575
Whitman Corp. 6.38% 2009                                                                   465,000           527,100
Winn-Dixie Stores, Inc. 8.88% 2008                                                          30,000            26,550

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER STAPLES (CONTINUED)

HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
American Achievement Corp. 8.25% 2012*                                             $        10,000   $        10,275
Chattem, Inc. 7.00% 2014*                                                                   10,000            10,000
Fortune Brands, Inc. 7.13% 2004*                                                           360,000           371,611
JohnsonDiversey, Inc., Series B 9.63% 2012                                                   5,000             5,450
Playtex Products, Inc. 8.00% 2011*                                                          10,000            10,400
Playtex Products, Inc. 9.38% 2011                                                           25,000            24,000
Procter & Gamble Co. 5.50% 2034                                                             38,000            38,275
Revlon Consumer Products Corp. 12.00% 2005                                                  15,000            16,275
                                                                                                     ---------------
                                                                                                           3,347,837
                                                                                                     ---------------

EDUCATION -- 0.2%

EDUCATION -- 0.2%
Massachusetts Institute of Technology 7.25% 2096                                           200,000           257,199
                                                                                                     ---------------

ENERGY -- 1.6%

ENERGY SERVICES -- 0.8%
Amerada Hess Corp. 7.30% 2031                                                               38,000            40,588
Halliburton Co. 5.50% 2010*                                                                110,000           116,505
Motiva Enterprises, LLC 5.20% 2012*                                                        290,000           305,502
PacifiCorp, Series MBIA 6.38% 2008                                                         280,000           316,559
Panhandle Eastern Pipe Line Co. 2.75% 2007*                                                 19,000            19,082
Parker Drilling Co. 9.63% 2013                                                              10,000            10,975
Petroleum Geo-Services 10.00% 2010                                                          20,000            21,850
Pride Petroleum Services, Inc. 9.38% 2007                                                   14,000            14,245
Southern California Public Power Authority Project 6.93% 2017                              125,000           152,596
Tesoro Petroleum Corp. 8.00% 2008                                                           10,000            10,875
Tesoro Petroleum Corp., Series B 9.00% 2008                                                  5,000             5,219
Tesoro Petroleum Corp., Series B 9.63% 2008                                                  5,000             5,512
Valero Energy Corp. 6.88% 2012                                                             280,000           322,301
Westar Energy, Inc. 9.75% 2007                                                              25,000            28,906
Western Resources, Inc. 7.13% 2009                                                          25,000            28,000

ENERGY SOURCES -- 0.8%
Alliant Energy Resources, Inc. 9.75% 2013                                                  200,000           268,671
Amerada Hess Corp. 6.65% 2011                                                               38,000            41,988
Belden & Blake Corp. 9.88% 2007                                                             10,000             9,825
Chesapeake Energy Corp. 6.88% 2016*                                                         10,000            10,500
Chesapeake Energy Corp. 7.75% 2015                                                          10,000            11,075
Conoco Funding Co. 6.35% 2011                                                               18,000            20,661
Conoco, Inc. 6.95% 2029                                                                     38,000            44,291
Encore Acquisition Co. 8.38% 2012                                                            5,000             5,500
Energy Corp. of America, Series A 9.50% 2007                                                73,000            68,985
Evergreen Resources, Inc. 5.88% 2012*                                                        5,000             5,075
Exco Resources, Inc. 7.25% 2011*                                                             5,000             5,163
Giant Industries, Inc. 11.00% 2012                                                          15,000            16,837
Husky Oil, Ltd. 7.55% 2016                                                                 200,000           244,963
Peabody Energy Corp., Series B 6.88% 2013                                                    5,000             5,400
Pemex Project Funding Master Trust 9.13% 2010                                              520,000           637,000
Pioneer Natural Resources Co. 9.63% 2010                                                    10,000            12,834
XTO Energy, Inc. 7.50% 2012                                                                 20,000            23,782
                                                                                                     ---------------
                                                                                                           2,831,265
                                                                                                     ---------------
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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE -- 14.2%

BANKS -- 3.4%
Bank of America Corp. 1.27% 2004(3)                                                $        36,000   $        36,023
BB&T Corp. 4.75% 2012                                                                      410,000           421,954
Capital One Bank 4.25% 2008                                                                 38,000            38,954
Capital One Bank 5.13% 2014                                                                 38,000            38,135
Chevy Chase Bank FSB 6.88% 2013                                                              5,000             5,137
European Investment Bank 4.00% 2005                                                         29,000            29,775
Export Import Bank of Korea 4.13% 2009*                                                    135,000           137,543
HBOS, PLC 6.00% 2033*                                                                      460,000           484,560
J.P. Morgan Chase & Co. 4.50% 2010                                                          38,000            39,197
J.P. Morgan Chase & Co. 5.25% 2007                                                          38,000            41,035
Key Bank NA 4.10% 2005                                                                      38,000            39,253
Key Bank NA 7.00% 2011                                                                      15,000            17,549
MBNA America Bank 5.38% 2008                                                               380,000           410,079
Mizuho Financial Group Cayman, Ltd. 5.79% 2014*                                            370,000           379,567
National Australia Bank, Ltd., Series A 8.60% 2010                                         440,000           556,556
National City Corp. 7.20% 2005                                                             220,000           233,942
NCNB Corp. 9.38% 2009                                                                       80,000           102,692
Oversea-Chinese Banking Corp., Ltd. 7.75% 2011*                                            620,000           753,606
Popular North America, Inc. 3.88% 2008                                                     330,000           336,814
Royal Bank of Scotland Group, PLC 6.40% 2009                                               460,000           526,223
Scotland International Finance BV 7.70% 2010*                                              290,000           349,917
U.S. Bancorp 7.50% 2026                                                                    245,000           299,112
Washington Mutual Bank FA 5.50% 2013                                                        38,000            40,472
Washington Mutual, Inc. 4.00% 2009                                                          21,000            21,447
Washington Mutual, Inc. 4.63% 2014                                                          17,000            16,660
Wells Fargo & Co. 5.13% 2012                                                                21,000            22,148
Wells Fargo & Co. 6.38% 2011                                                               370,000           423,245
Western Financial Bank 8.88% 2007                                                           15,000            15,300
Westpac Capital Trust IV 5.26% 2049*                                                        45,000            45,000

FINANCIAL SERVICES -- 7.0%
Abbey National, PLC, Series EMTN 6.69% 2005                                                280,000           301,210
Alamosa Delaware, Inc. 11.00% 2010                                                          20,000            21,350
Arch Western Finance, LLC 6.75% 2013*                                                       15,000            15,975
Asset Securitization Corp., Series 1997-D5 A1C 6.75% 2043                                   85,000            93,015
Athena Neurosciences Finance, LLC 7.25% 2008                                               325,000           326,219
Atlantic Broadband Finance, LLC 9.38% 2014*                                                 10,000             9,825
Bear Stearns Commercial Mortgage Securities, Inc. 4.72% 2041                               250,000           255,220
Bear Stearns Cos., Inc. 3.25% 2009                                                          36,000            35,685
Boeing Capital Corp. 6.10% 2011                                                             38,000            42,208
Bowater Canada Finance Corp. 7.95% 2011                                                     15,000            15,994
Capital One Financial Corp. 6.25% 2013                                                      38,000            40,563
CIT Group, Inc. 4.75% 2010                                                                  38,000            39,397
CIT Group, Inc. 7.38% 2007                                                                  30,000            34,095
CIT Group, Inc. 7.63% 2005                                                                 145,000           156,504
Citigroup, Inc. 6.75% 2005                                                                 500,000           540,705
Citigroup, Inc. 7.25% 2010                                                                 300,000           357,289
Countrywide Home Loans, Inc., Series MTNK 5.63% 2007                                       280,000           305,013
Credit National Interfinance BV 7.00% 2005                                                 210,000           226,118
Credit Suisse First Boston USA, Inc. 5.50% 2013                                            590,000           627,391
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1B 7.15% 2029                        14,042            14,042
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% 2029                       110,000           121,761

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
CS First Boston Mtg. Securities Corp., Series 1997-C2 A3 6.55% 2035                $       200,000   $       223,485
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% 2030*                                 424,937           470,484
Duke Capital Corp. 5.50% 2014                                                               31,000            31,337
Farmers Exchange Capital 7.05% 2028*                                                       260,000           263,629
First Union-Lehman Bros. Commercial Mtg. Trust II, Series 1997-C2 A2 6.60% 2029             35,317            35,609
Ford Motor Credit Co. 5.63% 2008                                                            30,000            30,964
Ford Motor Credit Co. 5.80% 2009                                                            38,000            39,177
Ford Motor Credit Co. 7.88% 2010                                                           310,000           346,878
General Electric Capital Corp., Series MTNA 6.00% 2012                                     460,000           514,001
General Electric Capital Corp., Series MTNA 6.13% 2011                                      38,000            42,880
General Electric Capital Corp., Series MTNA 6.75% 2032                                      19,000            21,948
General Electric Capital Corp., Series MTNA 8.70% 2007                                     110,000           129,233
General Motors Acceptance Corp. 4.50% 2006                                                  38,000            39,267
General Motors Acceptance Corp. 6.88% 2011                                                 860,000           933,024
General Motors Acceptance Corp. 7.75% 2010                                                  38,000            43,079
General Motors Acceptance Corp. 8.38% 2033                                                 725,000           822,412
Glencore Funding, LLC 6.00% 2014*                                                           33,000            32,764
Goldman Sachs Group, Inc. 6.60% 2012                                                       520,000           595,952
Household Finance Corp. 6.38% 2011                                                         890,000         1,009,135
Household Finance Corp. 6.50% 2006                                                          70,000            75,680
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% 2004                                 240,000           271,370
Lehman Brothers Holdings, Inc. 4.80% 2014                                                   31,000            31,196
MDP Acquisitions, PLC 9.63% 2012                                                             5,000             5,650
Morgan Stanley 3.88% 2009                                                                    2,000             2,042
Morgan Stanley 4.75% 2014                                                                  343,000           336,356
Morgan Stanley 5.80% 2007                                                                  520,000           568,640
New ASAT Finance, Ltd. 9.25% 2011*                                                          15,000            16,087
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% 2030                               100,000           113,453
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% 2030                               500,000           585,660
Overseas Private Investment Corp., Series 96-A 6.99% 2009                                   72,499            80,375
PNC Funding Corp. 5.75% 2006                                                                33,000            35,628
Principal Financial Group Australia Property, Ltd. 8.20% 2009*                             370,000           447,297
Private Export Funding Corp., Series C 6.31% 2004                                          100,000           102,576
Rio Tinto Finance USA, Ltd. 2.63% 2008                                                      38,000            37,216
Salomon Smith Barney Holdings, Inc. 5.88% 2006                                              38,000            41,060
Sensus Metering Systems, Inc. 8.63% 2013*                                                    5,000             4,950
Textron Financial Corp., Series MTNE 2.75% 2006                                             38,000            38,380
UCAR Finance, Inc. 10.25% 2012                                                              10,000            11,650
Von Hoffman Corp. 10.25% 2009                                                               15,000            15,656
Washington Mutual Finance Corp. 6.25% 2006                                                  31,000            33,707

INSURANCE -- 3.8%
AAG Holding Co., Inc. 6.88% 2008                                                           190,000           205,358
ACE Capital Trust II 9.70% 2030                                                            300,000           418,359
ACE INA Holdings, Inc. 8.30% 2006                                                          140,000           158,422
Allstate Corp. 7.20% 2009                                                                   38,000            45,424
Allstate Financing II 7.83% 2045                                                            53,000            61,383
American Financial Group, Inc. 7.13% 2009                                                   70,000            78,691
Amerus Life Holdings, Inc. 6.95% 2005                                                      280,000           292,133
Dai-Ichi Mutual Life Insurance Co. 5.73% 2014*                                             400,000           404,246
Equitable Cos., Inc. 7.00% 2028                                                            160,000           187,246
Everest Reinsurance Holdings, Inc. 8.50% 2005                                               20,000            21,164
Everest Reinsurance Holdings, Inc. 8.75% 2010                                              340,000           428,251

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Farmers Insurance Exchange 8.50% 2004*                                             $       290,000   $       294,320
Florida Windstorm Underwriting Assoc. 7.13% 2019*                                          350,000           427,616
Jackson National Life Insurance Co. 8.15% 2027*                                             49,000            59,394
Liberty Mutual Insurance Co. 7.70% 2097*                                                   610,000           621,020
Marsh & McLennan Cos., Inc. 5.88% 2033                                                     270,000           275,503
MONY Group, Inc. 7.45% 2005                                                                215,000           232,344
Nationwide Mutual Insurance Co. 6.60% 2034*                                                 38,000            37,915
Protective Life Secured Trust 4.00% 2011                                                   390,000           389,579
Provident Financing Trust I 7.41% 2038                                                      90,000            78,670
Prudential Financial, Inc. 4.75% 2014                                                       16,000            16,021
ReliaStar Financial Corp. 8.00% 2006                                                       250,000           285,027
SAFECO Corp. 7.25% 2012                                                                    110,000           130,971
St. Paul Cos., Inc. 5.75% 2007                                                             310,000           337,236
Torchmark Corp. 6.25% 2006                                                                 210,000           230,622
Unitrin, Inc. 4.88% 2010                                                                   295,000           306,149
W.R. Berkley Capital Trust 8.20% 2045                                                      320,000           354,230
XL Capital Finance, PLC 6.50% 2012                                                         170,000           194,155
                                                                                                     ---------------
                                                                                                          24,492,810
                                                                                                     ---------------

HEALTHCARE -- 1.9%

DRUGS -- 0.5%
Bio-Rad Laboratories Inc. 7.50% 2013                                                         5,000             5,525
Glaxosmithkline Capital, Inc. 5.38% 2034                                                    40,000            39,622
Omnicare, Inc. 6.13% 2013                                                                    5,000             5,213
Omnicare, Inc., Series B 8.13% 2011                                                          5,000             5,575
Pfizer, Inc. 2.50% 2007                                                                     38,000            38,374
Schering-Plough Corp. 6.50% 2033                                                           390,000           417,567
Wyeth 5.50% 2014                                                                           350,000           369,104

HEALTH SERVICES -- 1.1%
Anthem, Inc. 6.80% 2012                                                                    390,000           452,140
Beverly Enterprises, Inc. 9.63% 2009                                                        20,000            22,850
Extendicare Health Services, Inc. 9.35% 2007                                                 5,000             5,163
Extendicare Health Services, Inc. 9.50% 2010                                                 5,000             5,587
HCA, Inc. 6.30% 2012                                                                       200,000           209,630
HCA, Inc. 7.13% 2006                                                                        18,000            19,464
Health Net, Inc. 8.38% 2011                                                                190,000           233,922
Highmark, Inc. 6.80% 2013*                                                                  17,000            19,051
Humana, Inc. 7.25% 2006                                                                    240,000           265,300
Kinetic Concepts, Inc. 7.38% 2013*                                                           3,000             3,225
NDC Health Corp. 10.50% 2012                                                                45,000            51,750
Radiologix, Inc., Series B 10.50% 2008                                                      25,000            25,875
Tenet Healthcare Corp. 6.50% 2012                                                           10,000             8,625
UnitedHealth Group, Inc. 7.50% 2005                                                        380,000           413,783
WellPoint Health Networks, Inc. 6.38% 2012                                                 110,000           124,188

MEDICAL PRODUCTS -- 0.3%
ALARIS Medical Systems, Inc. 7.25% 2011                                                      5,000             5,287
Allegiance Corp. 7.00% 2026                                                                310,000           363,391
AmerisourceBergen Corp. 7.25% 2012                                                          10,000            10,875
AmerisourceBergen Corp. 8.13% 2008                                                           5,000             5,575
Biovail Corp. 7.88% 2010                                                                    10,000             9,750
Inverness Medical Innovations, Inc. 8.75% 2012*                                             10,000            10,150
Johnson & Johnson 4.95% 2033                                                                38,000            36,036
                                                                                                     ---------------
                                                                                                           3,182,597
                                                                                                     ---------------
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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL -- 1.8%

AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
Goodrich Corp. 6.45% 2007                                                          $        38,000   $        42,541
K & F Industries, Inc., Series B 9.25% 2007                                                  7,000             7,263
Northrop Grumman Corp. 7.13% 2011                                                           17,000            20,094
Raytheon Co. 4.85% 2011                                                                     38,000            39,514
SCL Terminal Aereo Santiago SA 6.95% 2012*                                                 392,412           436,225
Sequa Corp., Series B 8.88% 2008                                                            25,000            27,812

BUSINESS SERVICES -- 1.0%
Advanstar Communications, Inc. 10.75% 2010                                                   5,000             5,494
Advanstar Communications, Inc. 12.00% 2011                                                   5,000             5,306
Allied Waste North America, Inc., Series B 8.50% 2008                                       55,000            61,600
Erac USA Finance Co. 8.00% 2011*                                                           110,000           133,818
Erac USA Finance Co. 8.25% 2005*                                                           180,000           191,815
Hutchison Whampoa International, Ltd. 5.45% 2010*                                          400,000           413,200
Iron Mountain, Inc. 7.75% 2015                                                               5,000             5,250
Iron Mountain, Inc. 8.25% 2011                                                              25,000            26,000
Lamar Media Corp. 7.25% 2013                                                                 5,000             5,425
Monsanto Co. 7.38% 2012                                                                    430,000           509,718
PSA Corp., Ltd. 7.13% 2005*                                                                220,000           235,848
R.H. Donnelley Finance Corp. I 10.88% 2012*                                                 15,000            17,888
United Rentals (North America), Inc. 6.50% 2012*                                            20,000            19,900
Waste Management, Inc. 7.00% 2028                                                           38,000            42,246
Waste Management, Inc. 7.38% 2029                                                           18,000            20,852
Xerox Corp. 7.63% 2013                                                                       5,000             5,325
Xerox Corp. 9.75% 2009                                                                      25,000            29,125

ELECTRICAL EQUIPMENT -- 0.0%
General Cable Corp. 9.50% 2010*                                                             10,000            11,000
WESCO Distribution, Inc., Series B 9.13% 2008                                               30,000            30,750

MACHINERY -- 0.0%
Argo-Tech Corp. 8.63% 2007                                                                  20,000            20,250
Case New Holland, Inc. 9.25% 2011*                                                          30,000            33,900
Manitowoc Co., Inc. 10.50% 2012                                                             10,000            11,450
Numatics, Inc., Series B 9.63% 2008                                                         10,000             8,300
Westinghouse Air Brake Co. 6.88% 2013                                                        5,000             5,325

MULTI-INDUSTRY -- 0.3%
American Standard Cos., Inc. 7.63% 2010                                                     15,000            17,362
Constar International, Inc. 11.00% 2012                                                     10,000             8,550
Erico International Corp. 8.88% 2012*                                                        5,000             5,237
Invensys, PLC 9.88% 2011*                                                                   10,000            10,250
J.B. Poindexter & Co., Inc. 8.75% 2014*                                                     10,000            10,275
Pliant Corp. 11.13% 2009*(2)                                                                20,000            16,000
Tyco International Group SA 6.13% 2009                                                      20,000            21,740
Tyco International Group SA 6.38% 2006                                                     278,000           295,985
Tyco International Group SA 6.38% 2011                                                      20,000            21,876
Tyco International Group SA 6.75% 2011                                                      10,000            11,136
Tyco International Group SA 6.88% 2029                                                      21,000            22,040

TRANSPORTATION -- 0.2%
CSX Corp. 2.75% 2006                                                                        38,000            38,329
FedEx Corp. 2.65% 2007*                                                                     36,000            35,958
FedEx Corp. 6.72% 2022                                                                     156,258           179,015
Norfolk Southern Corp. 7.05% 2037                                                           38,000            43,603
                                                                                                     ---------------
                                                                                                           3,160,590
                                                                                                     ---------------

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT -- 3.9%

BROADCASTING & MEDIA -- 2.4%
AOL Time Warner, Inc. 6.13% 2006                                                   $        38,000   $        40,942
AOL Time Warner, Inc. 6.75% 2011                                                            50,000            56,684
AOL Time Warner, Inc. 6.88% 2012                                                           410,000           469,046
AOL Time Warner, Inc. 7.63% 2031                                                           360,000           421,175
Cablevision Systems Corp. 8.00% 2012*                                                       15,000            14,963
CanWest Media, Inc. 10.63% 2011                                                             30,000            34,050
Chancellor Media Corp. 8.00% 2008                                                          350,000           409,500
Charter Communications Holdings, LLC 8.63% 2009                                             10,000             8,250
Charter Communications Holdings, LLC 9.92% 2011(2)                                           5,000             4,137
Charter Communications Holdings, LLC 10.75% 2009                                            25,000            21,875
Charter Communications Holdings, LLC 13.50% 2011(2)                                         65,000            46,475
Comcast Cable Communications, Inc. 6.88% 2009                                               38,000            43,341
Comcast Cable Communications, Inc. 8.50% 2027                                               80,000           104,721
Cox Communications, Inc. 7.75% 2010                                                        360,000           429,559
CSC Holdings, Inc. 9.88% 2013                                                                5,000             5,200
CSC Holdings, Inc., Series B 7.63% 2011                                                     35,000            36,925
EchoStar DBS Corp. 6.38% 2011*                                                              10,000            10,625
LBI Media, Inc. 11.00% 2013(2)                                                              15,000            10,519
Lenfest Communications, Inc. 8.38% 2005                                                    190,000           208,401
Liberty Group Operating, Inc. 9.38% 2008                                                    10,000            10,163
Liberty Media Corp. 3.50% 2006                                                              38,000            38,695
Liberty Media Corp. 7.75% 2009                                                             370,000           434,223
LodgeNet Entertainment Corp. 9.50% 2013                                                      5,000             5,550
Mediacom Broadband, LLC 11.00% 2013                                                         20,000            21,400
Mediacom, LLC 9.50% 2013                                                                     5,000             4,950
Muzak Finance Corp., LLC 9.88% 2009                                                          5,000             4,819
News America Holdings, Inc. 7.75% 2024                                                      90,000           106,460
News America Holdings, Inc. 8.00% 2016                                                     170,000           211,865
News America, Inc. 7.63% 2028                                                               38,000            45,171
PRIMEDIA, Inc. 8.88% 2011                                                                   15,000            15,375
Quebecor Media, Inc. 11.13% 2011                                                            10,000            11,475
Quebecor Media, Inc. 13.75% 2011(2)                                                         25,000            22,750
Rogers Cable, Inc. 6.25% 2013                                                               65,000            67,194
Shaw Communications, Inc. 8.25% 2010                                                         5,000             5,850
Time Warner, Inc. 6.63% 2029                                                                38,000            39,706
Univision Communications, Inc. 3.88% 2008                                                  105,000           106,723
USA Interactive 7.00% 2013                                                                 490,000           557,399
Vertis, Inc. 10.88% 2009                                                                    10,000            10,075
Vivendi Universal SA 9.25% 2010                                                             15,000            17,925

ENTERTAINMENT PRODUCTS -- 0.2%
Corus Entertainment, Inc. 8.75% 2012                                                        20,000            22,150
Dex Media West, LLC 9.88% 2013*                                                             25,000            27,750
International Game Technology 8.38% 2009                                                   190,000           230,900

LEISURE & TOURISM -- 1.3%
American Airlines, Inc., Series 01-1 6.82% 2011                                            260,000           240,171
American Airlines, Inc., Series 2003-1 3.86% 2010                                           87,926            88,272
American Airlines, Inc., Series 99-1 7.02% 2009                                            240,000           243,656
AMF Bowling Worldwide, Inc. 10.00% 2010*                                                     5,000             5,175
Aztar Corp. 9.00% 2011                                                                      10,000            11,238
Continental Airlines, Inc., Series 01-1 6.50% 2011                                         210,000           207,047
Continental Airlines, Inc., Series 974A 6.90% 2018                                         174,900           174,400

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Continental Airlines, Inc., Series 981A 6.65% 2017                                 $        63,881   $        62,501
Delta Air Lines, Inc. 7.90% 2009                                                            25,000            16,500
Delta Air Lines, Inc., Series 00-1A-2 7.57% 2012                                           120,000           119,494
Delta Air Lines, Inc., Series 00-1B 7.92% 2012                                              50,000            41,588
Delta Air Lines, Inc., Series 01-1A 6.62% 2011                                              41,043            40,571
El Pollo Loco, Inc. 9.25% 2009*                                                             15,000            15,225
Harrah's Operating Co., Inc. 8.00% 2011                                                    390,000           468,457
Icon, Ltd. 11.25% 2012                                                                      15,000            17,250
Isle of Capri Casinos, Inc. 7.00% 2014*                                                     10,000            10,050
Mandalay Resort Group 9.38% 2010                                                            15,000            17,869
Mandalay Resort Group, Series B 10.25% 2007                                                 15,000            17,662
MGM Mirage, Inc. 8.38% 2011                                                                 45,000            51,975
MGM Mirage, Inc. 8.50% 2010                                                                110,000           128,425
Northwest Airlines, Inc. 8.88% 2006                                                         15,000            12,975
OED Corp. 8.75% 2012*                                                                       10,000            10,050
Park Place Entertainment Corp. 7.00% 2013                                                  150,000           163,500
Park Place Entertainment Corp. 8.13% 2011                                                   30,000            34,275
Premier Entertainment Biloxi, LLC 10.75% 2012*                                              10,000            10,800
River Rock Entertainment Authority 9.75% 2011*                                               5,000             5,400
Six Flags, Inc. 9.75% 2013                                                                  20,000            21,250
Station Casinos, Inc. 6.00% 2012*                                                           10,000            10,300
True Temper Sports, Inc. 8.38% 2011*                                                         5,000             5,100
True Temper Sports, Inc., Series B 10.88% 2008                                              20,000            21,150
                                                                                                     ---------------
                                                                                                           6,667,282
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 3.2%

COMPUTERS & BUSINESS EQUIPMENT -- 0.0%
Interface, Inc. 10.38% 2010                                                                 10,000            11,300
International Business Machines Corp. 6.22% 2027                                            38,000            41,136

ELECTRONICS -- 0.1%
Amkor Technology, Inc. 9.25% 2008                                                           15,000            16,538
L-3 Communications Corp., Series B 8.00% 2008                                               20,000            20,800
Sanmina-SCI Corp. 10.38% 2010                                                               30,000            35,400
SCG Holdings Corp. & Semiconductor Components Industries, LLC zero coupon 2011*             10,000            14,400
SCG Holdings Corp. & Semiconductor Components Industries, LLC 12.00% 2009                   34,000            36,720
Solectron Corp. 9.63% 2009                                                                  30,000            33,150
Thomas & Betts Corp. 7.25% 2013                                                              5,000             5,525

TELECOMMUNICATIONS -- 3.1%
Alaska Communications Systems 9.88% 2011                                                     5,000             5,050
American Cellular Corp. 10.00% 2011                                                         15,000            14,400
American Tower Corp. 9.38% 2009                                                             20,000            21,100
AT&T Broadband Corp. 8.38% 2013                                                            500,000           620,936
AT&T Corp. 6.00% 2009                                                                       22,000            23,729
AT&T Corp. 8.05% 2011                                                                      240,000           280,566
AT&T Corp. 8.75% 2031(1)                                                                    38,000            44,824
AT&T Wireless Services, Inc. 7.88% 2011                                                    312,000           372,072
AT&T Wireless Services, Inc. 8.75% 2031                                                     58,000            75,226
Avaya, Inc. 11.13% 2009                                                                     19,000            22,658
British Telecommunications, PLC 8.38% 2010(1)                                              125,000           154,469
British Telecommunications, PLC 8.88% 2030                                                 205,000           273,517
Centennial Communications Corp. 8.13% 2014*                                                 10,000             9,200
Centennial Communications Corp. 10.13% 2013                                                 10,000            10,300

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Compania de Telecomunicaciones de Chile SA 7.63% 2006                              $       105,000   $       115,269
Compania de Telecomunicaciones de Chile SA 8.38% 2006                                      130,000           142,301
Continental Cablevision, Inc. 9.50% 2013                                                   100,000           113,887
France Telecom SA 8.75% 2011                                                                38,000            46,410
France Telecom SA 9.25% 2011                                                               440,000           537,375
GCI, Inc. 7.25% 2014*                                                                       30,000            29,400
Insight Midwest LP/Insight Capital, Inc. 9.75% 2009                                          5,000             5,212
Insight Midwest LP/Insight Capital, Inc. 10.50% 2010                                        25,000            26,875
Intelsat, Ltd. 5.25% 2008                                                                  300,000           314,752
Koninklijke (Royal) KPN NV 7.50% 2005                                                       26,000            28,147
Koninklijke (Royal) KPN NV 8.00% 2010                                                       38,000            46,284
Level 3 Communications, Inc. 12.88% 2010(2)                                                 10,000             7,700
Lucent Technologies, Inc. 5.50% 2008                                                         5,000             4,838
Nextel Communications, Inc. 9.50% 2011                                                      50,000            57,000
Nextel Partners, Inc. 8.13% 2011                                                            25,000            26,437
Nortel Networks, Ltd. 6.13% 2006                                                            10,000            10,250
PanAmSat Corp. 8.50% 2012                                                                   10,000            10,450
Qwest Communications International, Inc. 7.25% 2011*                                        75,000            71,437
Rogers Cantel, Inc. 9.75% 2016                                                              15,000            18,825
Rogers Wireless, Inc. 9.63% 2011                                                            25,000            30,594
Rural Cellular Corp. 9.75% 2010                                                             10,000             8,950
SBA Communications Corp. 9.75% 2011*(2)                                                     15,000            10,538
Singapore Telecommunications, Ltd. 6.38% 2011*                                              60,000            67,864
Sprint Capital Corp. 6.13% 2008                                                            403,000           444,223
Sprint Capital Corp. 6.88% 2028                                                             30,000            31,155
Sprint Capital Corp. 7.63% 2011                                                            250,000           291,918
Telecommunications Techniques Co., LLC 9.75% 2008+(4)(5)                                    25,000               266
Telecomunicaciones de Puerto Rico, Inc. 6.65% 2006                                         510,000           552,540
Telefonica Europe BV 7.75% 2010                                                            200,000           241,535
Telus Corp. 8.00% 2011                                                                      38,000            45,775
Time Warner Telecom, Inc. 9.25% 2014*                                                       10,000            10,100
Time Warner Telecom, Inc. 10.13% 2011                                                        5,000             4,613
Triton PCS, Inc. 8.75% 2011                                                                 30,000            28,350
Western Wireless Corp. 9.25% 2013                                                           15,000            15,413
                                                                                                     ---------------
                                                                                                           5,539,699
                                                                                                     ---------------

MATERIALS -- 3.0%

CHEMICALS -- 0.6%
Acetex Corp. 10.88% 2009                                                                    10,000            10,950
AEP Industries, Inc. 9.88% 2007                                                             10,000            10,325
Airgas, Inc. 9.13% 2011                                                                      5,000             5,675
Dow Chemical Co. 8.55% 2009                                                                 18,000            22,150
Ferro Corp. 9.13% 2009                                                                     200,000           244,021
ICI Wilmington, Inc. 6.95% 2004                                                            385,000           393,208
IMC Global, Inc., Series B 10.88% 2008                                                      25,000            30,125
IMC Global, Inc., Series B 11.25% 2011                                                      15,000            17,775
Lyondell Chemical Co., Series A 9.63% 2007                                                  15,000            15,525
Lyondell Chemical Co., Series B 9.88% 2007                                                  15,000            15,563
Methanex Corp. 8.75% 2012                                                                   10,000            11,450
Millennium America, Inc. 9.25% 2008                                                         10,000            10,675
Nalco Co. 7.75% 2011*                                                                        5,000             5,225
Nalco Co. 8.88% 2013*                                                                       10,000            10,425

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

CHEMICALS (CONTINUED)
Nova Chemicals Corp. 6.50% 2012*                                                   $         5,000   $         5,191
Noveon, Inc., Series B 11.00% 2011                                                           5,000             5,725
Omnova Solutions, Inc. 11.25% 2010                                                          10,000            11,100
Pioneer Companies, Inc. 4.61% 2004(3)                                                        1,038               996
Potash Corp. of Saskatchewan, Inc. 7.75% 2011                                              140,000           169,085
Resolution Performance Products, LLC 13.50% 2010                                            20,000            16,700
Tekni-Plex, Inc. 8.75% 2013*                                                                 5,000             4,975
Texas Petrochemicals Corp., Series B 11.13% 2006+(4)(5)                                     30,000            11,700
Union Carbide Corp. 6.79% 2025                                                              10,000            10,000
United Industries Corp., Series D 9.88% 2009                                                15,000            15,741

FOREST PRODUCTS -- 1.1%
Abitibi-Consolidated, Inc. 8.55% 2010                                                       30,000            32,794
Blue Ridge Paper Prods, Inc. 9.50% 2008*                                                     5,000             4,950
Boise Cascade Corp. 6.50% 2010                                                              10,000            10,722
Boise Cascade Office Products Corp. 7.05% 2005                                             325,000           336,556
Bowater, Inc. 6.50% 2013                                                                     5,000             4,894
Caraustar Industries, Inc. 9.88% 2011                                                       20,000            20,000
Celulosa Arauco Y Constitucion 5.13% 2013                                                  170,000           170,908
Consumers International, Inc. 10.25% 2005+(4)(5)(6)(7)                                      20,000                 2
Georgia-Pacific Corp. 8.88% 2010                                                            70,000            81,725
International Paper Co. 6.75% 2011                                                         370,000           420,757
Longview Fibre Co. 10.00% 2009                                                               5,000             5,425
Norske Skog Canada, Ltd. 7.38% 2014*                                                        20,000            20,600
Owens-Illinois, Inc. 8.10% 2007                                                              5,000             5,100
Sappi Papier Holding AG 6.75% 2012*                                                        100,000           112,792
Stone Container Corp. 9.25% 2008                                                             5,000             5,575
Stone Container Corp. 9.75% 2011                                                            25,000            27,937
Tembec Industries, Inc. 8.63% 2009                                                          30,000            30,000
Temple-Inland, Inc. 7.88% 2012                                                             420,000           499,681
Weyerhaeuser Co. 5.50% 2005                                                                 38,000            39,417
Weyerhaeuser Co. 6.13% 2007                                                                 31,000            33,914

METALS & MINERALS -- 1.1%
AK Steel Corp. 7.88% 2009                                                                   20,000            18,300
Alcan Aluminum, Ltd. 6.13% 2033                                                             38,000            40,070
Alcan, Inc. 6.45% 2011                                                                     150,000           170,746
Anchor Glass Container Corp. 11.00% 2013                                                    15,000            17,437
Century Aluminum Co. 11.75% 2008                                                            10,000            11,200
Codelco, Inc. 6.38% 2012*                                                                  470,000           524,981
Crown European Holdings SA 10.88% 2013                                                      20,000            23,300
Fasten Tech, Inc. 11.50% 2011*                                                              10,000            11,200
Fluor Corp. 6.95% 2007                                                                      10,000            10,300
Inco, Ltd. 7.20% 2032                                                                      220,000           254,132
Ispat Inland, ULC 9.75% 2014*                                                               10,000            10,400
Neenah Corp. 11.00% 2010*(5)                                                                10,000            11,000
Noranda, Inc. 7.25% 2012                                                                    16,000            18,604
Owens-Brockway Glass Container, Inc. 8.25% 2013                                             25,000            25,750
Phelps Dodge Corp. 8.75% 2011                                                              295,000           369,295
Placer Dome, Inc. 6.45% 2035*                                                               20,000            21,484
Steel Dynamics, Inc. 9.50% 2009                                                              5,000             5,588
Steel Dynamics, Inc. 9.50% 2009*                                                             5,000             5,588
Timken Co. 5.75% 2010                                                                      215,000           218,618
United States Steel, LLC 10.75% 2008                                                        25,000            29,125

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

PLASTIC -- 0.2%
Graphic Packaging International, Inc. 8.50% 2011                                     $      10,000   $        11,150
Sealed Air Corp. 5.38% 2008*                                                               275,000           294,425
Sealed Air Corp. 5.63% 2013*                                                                65,000            68,128
                                                                                                     ---------------
                                                                                                           5,088,875
                                                                                                     ---------------

MUNICIPAL BONDS -- 0.3%

MUNICIPAL BONDS -- 0.3%
Allentown, Pennsylvania Taxable General Obligation 6.20% 2005                              290,000           310,767
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% 2008                     100,000           113,155
                                                                                                     ---------------
                                                                                                             423,922
                                                                                                     ---------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 2.7%

FOREIGN GOVERNMENT -- 2.7%
Federal Republic of Germany, Series 02 5.00% 2012                                  EUR   3,400,000         4,543,790
Korea Highway Corp. 4.88% 2014*                                                             15,000            14,853
Quebec Province Canada 5.00% 2009                                                           38,000            41,143
Quebec Province Canada 7.50% 2023                                                           38,000            48,956
Republic of Trinidad & Tobago 9.75% 2020*                                                   60,000            80,400
                                                                                                     ---------------
                                                                                                           4,729,142
                                                                                                     ---------------

REAL ESTATE -- 1.4%

REAL ESTATE COMPANIES -- 0.4%
CB Richard Ellis Services, Inc. 9.75% 2010                                                   5,000             5,612
Champion Enterprises, Inc. 7.63% 2009                                                       10,000            10,000
EOP Operating LP 4.75% 2014                                                                 33,000            32,567
Liberty Property LP 7.25% 2011                                                             200,000           234,355
Liberty Property LP 8.50% 2010                                                             220,000           272,796
Susa Partnership LP 6.95% 2006                                                              95,000           105,153

REAL ESTATE INVESTMENT TRUSTS -- 1.0%
Avalon Bay Communities, Inc., Series MTN 7.50% 2010                                        490,000           584,109
Health Care Property Investors, Inc. 6.00% 2015                                            280,000           302,043
Healthcare Realty Trust, Inc. 8.13% 2011                                                   295,000           356,191
Host Marriott LP, Series G 9.25% 2007                                                        5,000             5,600
Host Marriott LP, Series I 9.50% 2007                                                       25,000            28,000
Regency Centers LP 7.75% 2009                                                              110,000           131,559
Spieker Properties LP 7.65% 2010                                                           310,000           366,570
                                                                                                     ---------------
                                                                                                           2,434,555
                                                                                                     ---------------

U.S. GOVERNMENT AGENCIES -- 9.5%

U.S. GOVERNMENT AGENCIES -- 9.5%
Federal Home Loan Banks 1.88% 2006                                                         130,000           130,052
Federal Home Loan Banks 5.25% 2006                                                         130,000           139,709
Federal Home Loan Mtg. Corp. 2.00% 2006                                                    190,000           190,884
Federal Home Loan Mtg. Corp. 2.50% 2006                                                     70,000            70,137
Federal Home Loan Mtg. Corp. 2.63% 2007                                                    100,000           100,426
Federal Home Loan Mtg. Corp. 4.50% 2014                                                    260,000           264,046
Federal Home Loan Mtg. Corp. 4.50% 2019                                                    549,946           557,654
Federal Home Loan Mtg. Corp. 5.00% 2034                                                    700,000           704,022
Federal Home Loan Mtg. Corp. 5.63% 2011                                                    130,000           145,072

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp. 6.00% 2033                                            $       700,000   $       727,794
Federal Home Loan Mtg. Corp. 6.50% 2016                                                     50,000            53,177
Federal Home Loan Mtg. Corp. 6.50% 2029                                                     71,649            75,342
Federal Home Loan Mtg. Corp. 6.50% 2032                                                    128,977           135,544
Federal Home Loan Mtg. Corp. 6.63% 2009                                                    260,000           303,041
Federal Home Loan Mtg. Corp. 7.00% 2032                                                     99,990           106,019
Federal Home Loan Mtg. Corp. 8.50% 2008                                                     46,319            48,667
Federal Home Loan Mtg. Corp. 8.50% 2019                                                      8,539             9,394
Federal National Mtg Assoc. 4.38% 2012                                                     130,000           132,921
Federal National Mtg. Assoc. 5.00% 2017                                                  1,467,868         1,510,235
Federal National Mtg. Assoc. 5.00% 2018                                                    780,556           803,208
Federal National Mtg. Assoc. 5.50% 2016                                                     13,295            13,867
Federal National Mtg. Assoc. 5.50% 2017                                                    400,831           418,024
Federal National Mtg. Assoc. 5.50% 2018                                                    926,056           965,776
Federal National Mtg. Assoc. 5.50% 2018                                                    150,000           156,394
Federal National Mtg. Assoc. 5.50% 2033                                                  1,100,001         1,127,669
Federal National Mtg. Assoc. 6.00% 2017                                                    100,000           105,400
Federal National Mtg. Assoc. 6.06% 2011                                                    283,613           318,881
Federal National Mtg. Assoc. 6.11% 2011                                                    388,170           437,803
Federal National Mtg. Assoc. 6.18% 2008                                                     23,238            25,759
Federal National Mtg. Assoc. 6.24% 2008                                                     84,889            94,261
Federal National Mtg. Assoc. 6.27% 2007                                                     78,811            86,820
Federal National Mtg. Assoc. 6.30% 2008                                                     23,141            25,581
Federal National Mtg. Assoc. 6.30% 2011                                                     24,271            27,296
Federal National Mtg. Assoc. 6.31% 2011                                                    387,563           441,234
Federal National Mtg. Assoc. 6.34% 2008                                                     17,763            19,639
Federal National Mtg. Assoc. 6.36% 2008                                                    120,339           133,106
Federal National Mtg. Assoc. 6.43% 2008                                                     23,135            25,666
Federal National Mtg. Assoc. 6.50% 2032                                                    500,000           525,311
Federal National Mtg. Assoc. 6.59% 2007                                                     92,366           102,601
Federal National Mtg. Assoc. 6.63% 2030                                                    260,000           310,092
Federal National Mtg. Assoc. 7.04% 2007                                                     73,977            81,752
Government National Mtg. Assoc. 6.00% 2031                                                 595,433           622,547
Government National Mtg. Assoc. 6.00% 2032@                                              1,800,123         1,880,864
Government National Mtg. Assoc. 6.00% 2033@                                              1,118,513         1,168,586
Government National Mtg. Assoc. 7.00% 2023                                                   8,548             9,173
Government National Mtg. Assoc. 7.00% 2028                                                 196,958           210,122
Government National Mtg. Assoc. 7.00% 2029                                                  75,317            80,306
Government National Mtg. Assoc. 7.00% 2031                                                 331,765           353,532
Government National Mtg. Assoc. 7.25% 2027                                                  24,033            25,786
Government National Mtg. Assoc. 7.50% 2022                                                   4,951             5,360
Government National Mtg. Assoc. 7.50% 2023                                                  10,295            11,143
Government National Mtg. Assoc. 7.50% 2027                                                  25,631            27,608
Government National Mtg. Assoc. 7.50% 2028                                                  89,286            96,114
Government National Mtg. Assoc. 7.50% 2032                                                 100,010           107,561
Government National Mtg. Assoc. 8.00% 2030                                                  60,242            65,861
Government National Mtg. Assoc. 8.50% 2017                                                   7,819             8,661
Government National Mtg. Assoc. 8.50% 2017                                                   3,466             3,838
Government National Mtg. Assoc. 9.00% 2021                                                   2,761             3,097
                                                                                                     ---------------
                                                                                                          16,330,435
                                                                                                     ---------------

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

GOVERNMENT OBLIGATIONS -- 25.7%

U.S. TREASURIES -- 25.7%
United States Treasury Bond Strip zero coupon 2015@                                $    12,700,000   $     7,954,442
United States Treasury Bond Strip zero coupon 2021                                       4,100,000         1,685,063
United States Treasury Bond Strip zero coupon 2027                                       9,900,000         2,917,322
United States Treasury Bonds 5.25% 2029@                                                 2,600,000         2,748,689
United States Treasury Bonds 5.50% 2028                                                    400,000           436,297
United States Treasury Bonds 6.25% 2023                                                    310,000           368,597
United States Treasury Bonds 6.88% 2025                                                    280,000           357,689
United States Treasury Notes 3.38% 2008                                                  2,000,000         2,058,750
United States Treasury Notes 3.88% 2013                                                    185,000           187,515
United States Treasury Notes 4.00% 2014                                                     75,000            75,985
United States Treasury Notes 4.63% 2006                                                    185,000           196,555
United States Treasury Notes 4.88% 2012                                                    185,000           201,946
United States Treasury Notes 5.00% 2011                                                     67,000            73,962
United States Treasury Notes 5.75% 2005                                                  2,500,000         2,674,120
United States Treasury Notes 5.88% 2004                                                  1,100,000         1,132,657
United States Treasury Notes 6.50% 2006@                                                18,275,000        20,392,323
United States Treasury Notes 6.88% 2006                                                    245,000           271,749
United States Treasury Notes 7.00% 2006                                                    280,000           313,206
United States Treasury Notes 9.38% 2006                                                    245,000           280,477
                                                                                                     ---------------
                                                                                                          44,327,344
                                                                                                     ---------------

UTILITIES -- 3.0%

ELECTRIC UTILITIES -- 2.1%
AES Corp. 9.00% 2015*                                                                       15,000            16,556
Alabama Power Co. 2.80% 2006                                                                38,000            38,494
American Electric Power Co., Inc., Series A 6.13% 2006                                     130,000           140,427
Avista Corp. 9.75% 2008                                                                     40,000            48,200
Calpine Corp. 8.50% 2010                                                                    20,000            18,400
Calpine Corp. 8.50% 2011                                                                    25,000            18,375
CMS Energy Corp. 7.50% 2009                                                                  5,000             5,137
CMS Energy Corp. 8.50% 2011                                                                 10,000            10,675
CMS Energy Corp. 8.90% 2008                                                                 20,000            21,500
Dominion Resources, Inc. 7.63% 2005                                                         38,000            40,774
DPL, Inc. 6.88% 2011                                                                        20,000            20,300
FirstEnergy Corp., Series A 5.50% 2006                                                      38,000            40,405
FirstEnergy Corp., Series B 6.45% 2011                                                     350,000           383,191
Nevada Power Co. 9.00% 2013*                                                                15,000            16,837
Nevada Power Co., Series E 10.88% 2009                                                      15,000            17,475
NRG Energy, Inc. 8.00% 2013*                                                                15,000            15,488
NSTAR 8.00% 2010                                                                           200,000           241,260
Pepco Holdings, Inc. 5.50% 2007                                                            310,000           333,654
PPL Capital Funding, Inc. 4.33% 2009*                                                       31,000            31,299
PPL Electric Utilities Corp. 6.25% 2009                                                    500,000           564,153
Progress Energy, Inc. 6.75% 2006                                                            31,000            33,599
Progress Energy, Inc. 7.10% 2011                                                           400,000           462,689
PSE&G Power, LLC 3.75% 2009                                                                155,000           154,992
PSE&G Power, LLC 6.88% 2006                                                                210,000           229,452
Southern California Edison Co. 6.38% 2006                                                  340,000           364,415
TXU Energy Co. 7.00% 2013                                                                  240,000           275,033

GAS & PIPELINE UTILITIES -- 0.4%
Aquila, Inc. 6.88% 2004                                                                     90,000            92,361

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Atlantic City Electric Co., Series FSA 6.38% 2005                                  $        75,000   $        79,519
Duke Capital Corp., Series A 6.25% 2005                                                     22,000            23,099
Dynegy Holdings, Inc. 10.13% 2013*                                                          30,000            32,925
El Paso Corp. 7.00% 2011                                                                    80,000            68,600
El Paso Production Holding Co. 7.75% 2013                                                   10,000             9,275
Energen Corp., Series MTN 7.63% 2010                                                       220,000           264,004
Premcor Refining Group, Inc. 7.75% 2012                                                     20,000            21,900
SEMCO Energy, Inc. 7.13% 2008                                                                5,000             5,250
SEMCO Energy, Inc. 7.75% 2013                                                                5,000             5,325
Williams Cos., Inc. 7.13% 2011                                                              35,000            36,750
Williams Cos., Inc. 8.63% 2010                                                              10,000            11,000

TELEPHONE -- 0.5%
Deutsche Telekom International Finance BV 3.88% 2008                                       150,000           154,024
Deutsche Telekom International Finance BV 8.25% 2030                                        38,000            49,819
Deutsche Telekom International Finance BV 8.50% 2010(1)                                    390,000           478,803
Deutsche Telekom International Finance BV 8.75% 2030                                       180,000           235,986
Verizon Pennsylvania, Inc. 5.65% 2011                                                       38,000            40,892
                                                                                                     ---------------
                                                                                                           5,152,312
                                                                                                     ---------------
TOTAL BONDS & NOTES (cost $125,701,806)                                                                  132,128,124
                                                                                                     ---------------

                                                                                       SHARES
--------------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%

INFORMATION TECHNOLOGY -- 0.0%

TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires 04/15/08 +(6)(7) (cost $55)                                  20                 0
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $157,800,861)                                                          168,534,264
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 0.1%

U.S. GOVERNMENT AGENCIES -- 0.1%

Federal National Mtg. Assoc. Disc. Notes 1.03% due 04/01/04
  (cost $200,000)                                                                  $       200,000           200,000
                                                                                                     ---------------

REPURCHASE AGREEMENTS -- 1.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $298,003 and collateralized by $255,000 of United States Treasury Bonds, bearing interest at 6.13%, due 11/15/27 and having an approximate
  value of $306,638                                                                        298,000           298,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)@                            2,515,000         2,515,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $2,813,000)                                                              2,813,000
                                                                                                     ---------------

TOTAL INVESTMENTS --
  (cost $160,813,861)                                                       99.6%                        171,547,264
Other assets less liabilities --                                             0.4                             664,692
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $   172,211,956
                                                                           =====                     ===============

---------
+   Non-income producing security
@ The security or a portion there of represents collateral for open futures contracts.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate value of these securities was $10,465,661 representing 6.1% of net assets.
(1) Variable rate security -- the rate reflected is as of March 31, 2004; maturity date reflects next reset date.
(2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2004.
(4) Bond in default
(5) Company has filed Chapter 11 bankruptcy.
(6) Fair valued security; see Note 2
(7) Illiquid security
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

    NUMBER                               EXPIRATION     VALUE AT       VALUE AS OF       UNREALIZED
 OF CONTRACTS         DESCRIPTION           DATE       TRADE DATE     MARCH 31, 2004    APPRECIATION
----------------------------------------------------------------------------------------------------
   50 Long      US Treasury 2 Year Note   June 2004   $ 10,729,851    $   10,758,594    $     28,743
                                                                                        ============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                       GROSS
                                                                     UNREALIZED
   CONTRACT TO DELIVER      IN EXCHANGE FOR      DELIVERY DATE      DEPRECIATION
--------------------------------------------------------------------------------
       EUR 3,736,000         USD 4,568,082         5/26/2004        $   (17,798)
                                                                    ============

---------
EUR -- Euro Dollar
USD -- United States Dollar

See Notes to Financial Statements

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 69.5%

CONSUMER DISCRETIONARY -- 7.1%

APPAREL & TEXTILES -- 0.4%
Gap, Inc.                                                                                   22,700   $       497,584
Hennes & Mauritz AB, Class B                                                                 7,250           194,986
Liz Claiborne, Inc.                                                                         10,800           396,252
Nike, Inc., Class B                                                                          1,700           132,379

AUTOMOTIVE -- 1.2%
Advanced Auto Parts, Inc.+                                                                   4,900           199,283
AutoZone, Inc.+                                                                              6,300           541,611
Bayerische Motoren Werke AG                                                                 19,451           791,187
Honda Motor Co., Ltd.                                                                       20,100           926,045
Toyota Motor Corp.(5)                                                                       49,500         1,843,451

HOUSING & HOUSEHOLD DURABLES -- 0.7%
NVR, Inc.+                                                                                     900           414,000
Pulte Homes, Inc.                                                                            7,900           439,240
Whirlpool Corp.(5)                                                                          25,700         1,769,959

RETAIL -- 4.8%
Aeon, Ltd.                                                                                   5,500           237,030
Avery Dennison Corp.                                                                         4,960           308,562
Barnes & Noble, Inc.+                                                                        4,100           133,660
Bed Bath & Beyond, Inc.+                                                                     5,000           208,800
Best Buy Co., Inc.                                                                           6,800           351,696
Costco Wholesale Corp.+                                                                     24,500           920,220
GUS, PLC                                                                                    34,708           478,449
Home Depot, Inc.(5)                                                                         64,900         2,424,664
J.C. Penney Co., Inc.                                                                       16,500           573,870
Kohl's Corp.+                                                                                7,200           347,976
Lowe's Cos., Inc.@                                                                          32,200         1,807,386
Masco Corp.                                                                                 35,500         1,080,620
Michaels Stores, Inc.                                                                        3,100           150,722
Office Depot, Inc.+(5)                                                                      58,400         1,099,088
Pinault-Printemps-Redoute SA                                                                 1,916           200,313
Rent-A-Center, Inc.+                                                                         8,300           273,817
Ross Stores, Inc.                                                                            3,100            94,891
Staples, Inc.+                                                                              12,450           316,106
Swatch Group AG                                                                              4,274           111,804
Swatch Group AG, Class B                                                                     3,207           416,296
Tesco, PLC                                                                                  90,817           410,757
TJX Cos., Inc.                                                                              18,500           454,360
Wal-Mart Stores, Inc.@                                                                      71,900         4,291,711
Woolworths, Ltd.                                                                            24,739           223,635
                                                                                                     ---------------
                                                                                                          25,062,410
                                                                                                     ---------------

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES -- 5.4%

FOOD, BEVERAGE & TOBACCO -- 4.1%
Altadis SA                                                                                  22,187   $       672,289
Altria Group, Inc.(5)                                                                       60,370         3,287,146
Coca-Cola Co.                                                                               41,200         2,072,360
Coca-Cola Enterprises, Inc.                                                                 44,000         1,063,480
Companhia de Bebidas das Americas Preferred ADR                                             11,753           235,060
ConAgra Foods, Inc.                                                                         18,700           503,778
Dean Foods Co.+                                                                             20,100           671,340
Diageo, PLC(5)                                                                             126,046         1,644,749
Kroger Co.+                                                                                 16,600           276,224
LVMH Moet Henessy Louis Vuitton SA                                                           8,657           636,369
Nestle SA(5)                                                                                 8,679         2,212,126
Pepsi Bottling Group, Inc.                                                                   5,300           157,675
PepsiCo, Inc.                                                                                9,600           516,960
Sysco Corp.                                                                                 14,300           558,415
Whole Foods Market, Inc.                                                                       600            44,970

HOUSEHOLD & PERSONAL PRODUCTS -- 1.3%
Alberto-Culver Co., Class B                                                                  8,000           350,960
Colgate-Palmolive Co.                                                                        4,000           220,400
Estee Lauder Cos., Inc., Class A                                                             9,500           421,230
Kao Corp.                                                                                   20,000           456,880
Procter & Gamble Co.@                                                                       26,400         2,768,832
Reckitt Benckiser, PLC                                                                      16,291           403,268
                                                                                                     ---------------
                                                                                                          19,174,511
                                                                                                     ---------------

EDUCATION -- 0.4%

EDUCATION -- 0.4%
Apollo Group, Inc., Class A+(5)                                                             11,800         1,016,098
Career Education Corp.+                                                                      6,200           351,168
University of Phoenix Online+                                                                1,900           165,338
                                                                                                     ---------------
                                                                                                           1,532,604
                                                                                                     ---------------

ENERGY -- 3.6%

ENERGY SERVICES -- 1.8%
Halliburton Co.(5)                                                                          51,400         1,562,046
Tokyo Gas Co., Ltd.                                                                        164,900           623,608
Total SA(5)                                                                                 18,435         3,385,587
Total SA Sponsored ADR                                                                       4,400           404,800
YUKOS ADR                                                                                    7,507           455,675

ENERGY SOURCES -- 1.8%
Amerada Hess Corp.                                                                           3,500           228,480
Apache Corp.                                                                                 2,390           103,176
BP Amoco, PLC                                                                               73,968           620,773
BP Amoco, PLC ADR                                                                            4,600           235,520
ChevronTexaco Corp.                                                                          2,300           201,894
ConocoPhillips                                                                              13,000           907,530
Exxon Mobil Corp.@                                                                          80,730         3,357,561
Imperial Oil, Ltd.                                                                           4,700           211,189
Nippon Oil Corp.                                                                            40,000           228,824
                                                                                                     ---------------
                                                                                                          12,526,663
                                                                                                     ---------------

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE -- 13.9%

BANKS -- 6.4%
Allied Irish Banks, PLC (London)                                                            33,541   $       500,123
Banco Itau Holding Financeira SA ADR                                                         3,019           141,199
Bank of America Corp.@                                                                      19,760         1,600,165
Bank of New York Co., Inc.@                                                                 17,200           541,800
Barclays, PLC                                                                               52,000           458,659
BNP Paribas SA                                                                              12,190           745,182
Canadian Imperial Bank of Commerce                                                          11,619           606,602
Danske Bank A/S                                                                             25,238           570,901
DBS Group Holdings, Ltd.                                                                    57,141           491,477
Fifth Third Bancorp                                                                          5,000           276,850
HSBC Holdings, PLC (Hong Kong)                                                              34,268           516,700
HSBC Holdings, PLC (London)                                                                167,694         2,496,838
J.P. Morgan Chase & Co.@                                                                    57,640         2,417,998
Kookmin Bank ADR                                                                             4,634           187,492
Mitsubishi Tokyo Financial Group, Inc.                                                          40           395,450
Royal Bank of Scotland Group, PLC                                                           33,227         1,013,911
Societe Generale                                                                             7,597           649,034
State Street Corp.                                                                          13,000           677,690
U.S. Bancorp@                                                                               53,690         1,484,528
UBS AG                                                                                      33,974         2,522,749
Uniao de Banco Brasilieros SA ADR                                                            5,900           144,373
UniCredito Italiano SpA                                                                     67,500           321,941
United Overseas Bank, Ltd.                                                                  51,000           408,195
Wachovia Corp.                                                                              21,340         1,002,980
Washington Mutual, Inc.                                                                     20,800           888,368
Wells Fargo & Co                                                                            28,480         1,613,961

FINANCIAL SERVICES -- 5.4%
Acom Co., Ltd.                                                                               2,960           215,924
Capital One Financial Corp.                                                                 15,400         1,161,622
Citigroup, Inc.@                                                                            94,471         4,884,151
Credit Saison Co., Ltd.                                                                      8,200           246,350
Credit Suisse Group                                                                         30,284         1,049,096
Doral Financial Corp.                                                                       13,300           468,160
Fannie Mae(5)                                                                               48,600         3,613,410
Federated Investors, Inc., Class B                                                           8,600           270,298
Freddie Mac(5)                                                                              36,210         2,138,563
H&R Block, Inc.                                                                              4,500           229,635
MBNA Corp.@                                                                                 72,450         2,001,793
Merrill Lynch & Co., Inc.                                                                    6,400           381,184
Morgan Stanley                                                                               6,200           355,260
Nomura Securities Co., Ltd.                                                                 37,000           672,986
Orix Corp.                                                                                   3,800           419,811
SLM Corp.                                                                                   21,600           903,960

INSURANCE -- 2.1%
ACE, Ltd.(5)                                                                                24,620         1,050,289
Ambac Financial Group, Inc.                                                                  2,300           169,694
American International Group, Inc.#                                                         12,185           869,400
Berkshire Hathaway, Inc., Class B+(5)                                                          335         1,042,188
Cathay Financial Holding, Ltd.*+                                                             5,258            94,947
CIGNA Corp.                                                                                  7,580           447,372
ING Groep NV                                                                                21,827           479,736

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Progressive Corp.                                                                            3,800   $       332,880
Radian Group, Inc.                                                                           1,000            42,600
Swiss Re                                                                                    11,667           803,732
Travelers Property Casualty Corp., Class B                                                  41,040           708,761
XL Capital, Ltd., Class A(5)                                                                18,061         1,373,358
                                                                                                     ---------------
                                                                                                          49,102,326
                                                                                                     ---------------

HEALTHCARE -- 10.0%

DRUGS -- 5.7%
Abbott Laboratories(5)                                                                      66,000         2,712,600
Amgen, Inc.+(5)                                                                             19,400         1,128,498
AstraZeneca Group, PLC                                                                      42,577         1,977,045
Bristol-Myers Squibb Co.                                                                    12,400           300,452
Caremark Rx, Inc.+                                                                           8,227           273,548
Eli Lilly & Co.                                                                              9,400           628,860
Eon Labs, Inc.+                                                                              2,404           161,260
Forest Laboratories, Inc.+                                                                  13,375           957,917
GlaxoSmithKline, PLC                                                                        29,094           571,872
King Pharmaceuticals, Inc.+                                                                 31,960           538,206
Merck & Co., Inc.@                                                                          17,150           757,859
Novartis AG                                                                                 20,313           862,371
Pfizer, Inc.@                                                                              200,419         7,024,686
Roche Holdings AG-Genusschein                                                                9,295           907,679
Watson Pharmaceuticals, Inc.+                                                                2,600           111,254
Wyeth                                                                                       18,100           679,655
Yamanouchi Pharmaceutical Co., Ltd.                                                         21,300           731,910

HEALTH SERVICES -- 1.6%
Anthem, Inc.+(5)                                                                            11,370         1,030,577
Coventry Health Care, Inc.+                                                                 17,400           736,542
Express Scripts, Inc., Class A+                                                              8,400           626,556
Health Net, Inc.+                                                                            9,800           244,314
Henry Schein, Inc.+                                                                          9,200           657,064
Medco Health Solutions, Inc.+                                                                6,700           227,800
UnitedHealth Group, Inc.(5)                                                                 19,600         1,263,024
Wellchoice, Inc.+                                                                           14,000           516,600
WellPoint Health Networks, Inc.+                                                             1,850           210,382

MEDICAL PRODUCTS -- 2.7%
AmerisourceBergen Corp.                                                                      6,100           333,548
Bausch & Lomb, Inc.                                                                          3,900           233,883
Becton Dickinson & Co.                                                                       5,700           276,336
Biogen Idec, Inc.+                                                                             400            22,240
Boston Scientific Corp.+                                                                     4,700           199,186
C.R. Bard, Inc.                                                                              5,250           512,610
Cardinal Health, Inc.(5)                                                                    26,900         1,853,410
Guidant Corp.                                                                                4,900           310,513
IDEXX Laboratories, Inc.+                                                                    2,900           164,923
Johnson & Johnson@                                                                          63,710         3,231,371
Medtronic, Inc.                                                                             13,450           642,238
Patterson Dental Co.+                                                                        5,500           377,355
Respironics, Inc.+                                                                           2,700           145,854

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
Synthes-Stratec, Inc.                                                                          221   $       226,537
Varian Medical Systems, Inc.+                                                                7,300           630,063
Zimmer Holdings, Inc.+                                                                       4,700           346,766
                                                                                                     ---------------
                                                                                                          35,345,364
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 6.6%

AEROSPACE & MILITARY TECHNOLOGY -- 0.8%
Boeing Co.                                                                                  22,240           913,397
Lockheed Martin Corp.(5)                                                                    29,300         1,337,252
Northrop Grumman Corp.                                                                       4,100           403,522

BUSINESS SERVICES -- 1.9%
3i Group, PLC                                                                               40,678           470,906
Accenture, Ltd., Class A+                                                                    9,200           228,160
Adecco SA                                                                                    5,042           278,509
Convergys Corp.+                                                                            16,900           256,880
Getty Images, Inc.+                                                                          1,700            91,766
Ingersoll-Rand Co., Inc., Class A                                                           11,000           744,150
Pall Corp.                                                                                   8,700           197,403
Republic Services, Inc.                                                                      9,800           265,286
Securitas AB, Class B                                                                       23,500           339,362
Siemens AG(5)                                                                               18,100         1,336,523
WPP Group, PLC                                                                              82,563           836,502
Xerox Corp.+(5)                                                                            124,083         1,807,889

ELECTRICAL EQUIPMENT -- 0.4%
Emerson Electric Co.                                                                         6,500           389,480
Jabil Circuit, Inc.+                                                                        10,700           314,901
Olympus Optical Co., Ltd.                                                                   26,000           559,006

MULTI-INDUSTRY -- 2.5%
3M Co.                                                                                       9,700           794,139
Danaher Corp.                                                                                5,600           522,872
General Electric Co.@                                                                      184,050         5,617,206
Tyco International, Ltd.(5)                                                                 63,890         1,830,448

TRANSPORTATION -- 1.0%
Canadian National Railway Co. (New York)(5)                                                 17,100           672,543
Canadian National Railway Co. (Toronto)                                                     13,528           529,080
East Japan Railway Co.                                                                          76           399,021
J.B. Hunt Transport Services, Inc.+                                                          5,600           157,752
TPG NV                                                                                      14,779           311,021
Union Pacific Corp.@                                                                        14,180           848,248
United Parcel Service, Inc., Class B                                                         9,300           649,512
                                                                                                     ---------------
                                                                                                          23,102,736
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 2.7%

BROADCASTING & MEDIA -- 1.3%
Fox Entertainment Group, Inc., Class A+                                                      8,200           222,220
Liberty Media Corp., Class A+                                                               16,400           179,580
McGraw-Hill Cos., Inc.                                                                       3,800           289,332
Mediaset SpA                                                                                63,479           704,625
News Corp., Ltd. Sponsored ADR                                                               6,072           218,471

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Omnicom Group, Inc.                                                                          2,300   $       184,575
Scholastic Corp.+                                                                            5,400           147,150
Singapore Press Holdings, Ltd.                                                              18,000           203,201
Societe Television Francaise 1                                                              21,176           672,631
Time Warner, Inc.+@                                                                         57,700           972,822
Viacom, Inc., Class B                                                                       14,800           580,308
VNU NV                                                                                       2,520            72,177

ENTERTAINMENT PRODUCTS -- 0.4%
Harman International Industries, Inc.                                                        1,200            95,520
Marvel Enterprises, Inc.+                                                                    2,250            43,178
Mattel, Inc.                                                                                26,100           481,284
Walt Disney Co.@                                                                            28,350           708,466

LEISURE & TOURISM -- 1.0%
Accor SA                                                                                     4,991           202,277
CBRL Group, Inc.                                                                             2,200            87,208
Darden Restaurants, Inc.                                                                    18,200           451,178
GTECH Holdings Corp.                                                                         7,200           425,808
Harrah's Entertainment, Inc.                                                                 2,100           115,269
Hilton Group, PLC                                                                           75,581           315,764
Hilton Hotels Corp.                                                                         10,500           170,625
Mandalay Resort Group                                                                        3,900           223,314
McDonald's Corp.(5)                                                                         20,800           594,256
Royal Caribbean Cruises, Ltd.(5)                                                            12,200           538,020
Singapore Airlines, Ltd.                                                                    43,000           282,523
Southwest Airlines Co.                                                                      21,100           299,831
                                                                                                     ---------------
                                                                                                           9,481,613
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 16.1%

COMMUNICATION EQUIPMENT -- 0.4%
QUALCOMM, Inc.                                                                              18,550         1,232,091

COMPUTER SERVICES -- 0.9%
Affiliated Computer Services, Inc., Class A+                                                 4,600           238,740
Automatic Data Processing, Inc.                                                             26,300         1,104,600
CheckFree Corp.+                                                                             8,000           235,680
Cognizant Technology Solutions Corp.+                                                        2,700           122,175
Computer Associates International, Inc.                                                      2,750            73,865
Electronic Data Systems Corp.                                                                2,300            44,505
Fair Isaac Corp.                                                                             8,900           321,112
Symantec Corp.+(5)                                                                          22,600         1,046,380

COMPUTER SOFTWARE -- 2.3%
Adobe Systems, Inc.                                                                          6,100           240,523
Electronic Arts, Inc.+                                                                       1,300            70,148
Fiserv, Inc.+                                                                               24,100           862,057
Microsoft Corp.@                                                                           228,800         5,713,136
Oracle Corp.+(5)                                                                           105,900         1,271,859

COMPUTERS & BUSINESS EQUIPMENT -- 3.0%
Arrow Electronics, Inc.+                                                                    10,500           267,330
Compal Electronic, Inc.                                                                     67,850           422,027
Dell, Inc.+@                                                                                62,200         2,091,164

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Hewlett-Packard Co.@                                                                       143,997   $     3,288,892
International Business Machines Corp.@                                                      32,550         2,989,392
Lexmark International, Inc., Class A+                                                       12,450         1,145,400
Ricoh Co., Ltd.                                                                             11,000           225,944
Storage Technology Corp.+                                                                    2,500            69,575

ELECTRONICS -- 4.6%
Altera Corp.+@                                                                               7,600           155,420
Analog Devices, Inc.                                                                         7,500           360,075
Applied Materials, Inc.+(5)                                                                  2,500            53,450
Canon, Inc.(5)                                                                              41,000         2,121,131
Energizer Holdings, Inc.+                                                                    7,400           345,506
Fairchild Semiconductor International, Inc., Class A+                                        3,800            91,314
Funai Electric Co., Ltd.                                                                       300            43,480
Intel Corp.@                                                                               178,100         4,844,320
Keyence Corp.                                                                                  300            73,024
KLA-Tencor Corp.+                                                                              900            45,315
L-3 Communications Holdings, Inc.                                                            2,200           130,856
Lam Research Corp.+                                                                          4,800           121,008
Linear Technology Corp.                                                                      6,000           222,120
LSI Logic Corp.+                                                                            25,000           233,500
Micron Technology, Inc.+                                                                    44,300           740,253
National Semiconductor Corp.+                                                                3,800           168,834
Omron Corp.                                                                                  2,400            60,239
PMC-Sierra, Inc.+                                                                           19,000           322,430
Rohm Co., Ltd.                                                                               3,300           426,655
Samsung Electronics Co., Ltd. GDR*                                                          11,584         2,867,040
Samsung Electronics, Ltd. GDR*+                                                                816           201,960
Sanmina-SCI Corp.+                                                                          13,800           151,938
Secom Co., Ltd.                                                                             10,500           457,551
Solectron Corp.+                                                                            65,334           361,297
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR+                                 49,700           518,868
Texas Instruments, Inc.                                                                     28,300           826,926
Xilinx, Inc.+                                                                                6,800           258,400

INTERNET CONTENT -- 0.0%
Amazon.com, Inc.+                                                                              800            34,624
InterActiveCorp.+                                                                            2,100            66,339

TELECOMMUNICATIONS -- 4.9%
Avaya, Inc.+                                                                                 2,700            42,876
China Unicom, Ltd. (Hong Kong)                                                              80,000            72,375
Cisco Systems, Inc.+                                                                       133,000         3,128,160
Citizens Communications Co.+                                                                14,200           183,748
Deutsche Telekom AG+                                                                        15,900           285,749
Juniper Networks, Inc.+                                                                      3,200            83,232
KT Corp. Sponsored ADR                                                                      26,713           508,616
Motorola, Inc.                                                                             106,100         1,867,360
Nippon Telegraph & Telephone Corp.                                                              36           203,868
Nokia Oyj                                                                                   64,600         1,324,552
Nokia Oyj Sponsored ADR                                                                     14,300           290,004
NTT DoCoMo, Inc.                                                                               712         1,571,815
SBC Communications, Inc.(6)                                                                 36,800           903,072
SK Telecom Co., Ltd. ADR                                                                    22,564           480,613

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
T Online International AC                                                                    8,211   $        97,906
Telefonaktiebolaget LM Ericsson, Class B+                                                  269,326           745,749
Telefonos de Mexico SA de CV Sponsored ADR                                                  18,344           640,389
Verizon Communications, Inc.(5)                                                             51,800         1,892,772
Vodafone Group, PLC(5)                                                                   1,237,363         2,932,034
                                                                                                     ---------------
                                                                                                          56,635,358
                                                                                                     ---------------

MATERIALS -- 2.2%

CHEMICALS -- 1.0%
BASF AG(5)                                                                                  20,242         1,028,393
Ciba Specialty Chemicals AG+                                                                 5,512           376,021
Dow Chemical Co.(5)                                                                         30,000         1,208,400
OM Group, Inc.+                                                                              6,900           209,760
PPG Industries, Inc.                                                                        12,900           752,070

FOREST PRODUCTS -- 0.3%
Abitibi-Consolidated, Inc.                                                                  45,000           320,459
Amcor, Ltd.                                                                                 52,654           321,337
Sappi, Ltd.                                                                                 26,844           371,140

METALS & MINERALS -- 0.8%
Alcoa, Inc.                                                                                 16,500           572,385
BHP Billiton, Ltd.                                                                          21,882           204,652
BHP Billiton, PLC                                                                           90,992           830,633
Companhia Vale do Rio Doce ADR                                                               2,900           159,210
Companhia Vale do Rio Doce Sponsored ADR                                                     3,791           177,608
Millea Holdings, Inc.                                                                           13           202,140
POSCO ADR                                                                                    6,956           246,173
SKF AB, Class B+                                                                            15,200           549,762

PLASTIC -- 0.1%
Sealed Air Corp.+                                                                            6,600           328,218
                                                                                                     ---------------
                                                                                                           7,858,361
                                                                                                     ---------------

REAL ESTATE -- 0.3%

REAL ESTATE COMPANIES -- 0.3%
Bouygues SA                                                                                  7,442           256,146
CRH, PLC (London)                                                                           21,590           440,556
CRH, PLC (Dublin)                                                                           17,527           356,571
                                                                                                     ---------------
                                                                                                           1,053,273
                                                                                                     ---------------

UTILITIES -- 1.2%

ELECTRIC UTILITIES -- 1.0%
Edison International                                                                        33,900           823,431
Entergy Corp.                                                                                3,800           226,100
Exelon Corp.                                                                                 8,100           557,847
Iberdrola SA                                                                                46,174           953,558
Korea Electric Power Corp. Sponsored ADR                                                    25,058           258,598
PG&E Corp.+                                                                                 27,600           799,572

GAS & PIPELINE UTILITIES -- 0.2%
Veolia Environment                                                                          22,881           638,471
                                                                                                     ---------------
                                                                                                           4,257,577
                                                                                                     ---------------
TOTAL COMMON STOCK (cost $215,217,640)                                                                   245,132,796
                                                                                                     ---------------

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITES -- 2.5%

FINANCE -- 1.5%

FINANCIAL SERVICES -- 1.5%
Aames Mtg. Trust, Series 2003-1AIO 6.00% 2005(1)                                   $       366,000   $        17,594
ACE Securities Corp., Series 2003-FM1 AIO 6.00% 2004(1)(4)                                 124,000             7,552
Ameriquest Mtg. Securities, Inc., Series 2002-1 S 2.50% 2004(4)                            622,000             5,953
Ameriquest Mtg. Securities, Inc., Series 2002-3 S 6.00% 2004(1)(4)                         650,625            31,260
Ameriquest Mtg. Securities, Inc., Series 2003-12 S 5.00% 2004(1)                           189,000            11,163
Ameriquest Mtg. Securities, Inc., Series 2003-8 S 5.00% 2004(1)                            319,000            17,960
Amortizing Residential Collateral Trust, Series 2001-BC6 AIO 6.00% 2004                    195,091             1,280
Amortizing Residential Collateral Trust, Series 2002-BC1 AIO 6.00% 2005                     90,909             3,502
Amortizing Residential Collateral Trust, Series 2002-BC10 AIO 6.00% 2004                   414,273            10,995
Amortizing Residential Collateral Trust, Series 2002-BC3 AIO 6.00% 2005                    515,455            12,215
Amortizing Residential Collateral Trust, Series 2002-BC4 AIO 6.00% 2004                    363,636             4,825
Amortizing Residential Collateral Trust, Series 2002-BC5 AIO 6.00% 2004                    273,455             3,883
Amortizing Residential Collateral Trust, Series 2002-BC6 AIO 6.00% 2004                    363,636             8,664
Amortizing Residential Collateral Trust, Series 2002-BC9 AIO 6.00% 2004(4)                 322,000             9,686
ARC NIM Trust, Series 2002-8A A1 7.75% 2032*(1)                                              6,197             6,146
Argent Asset Holdings NIM Trust, Series 2004-WN2 A 4.55% 2004*(1)                           72,000            71,996
Asset Backed Funding Corp. Nim Trust 5.60% 2033                                             54,000            53,998
Asset Backed Funding Corp. Nim Trust, Series 2004-OPT1 Class N1 4.55% 2033*(1)              50,000            49,998
Asset Backed Securities Corp. Home Equity Loan Trust,
  Series 2002-HE1 AIO 3.60% 2004(1)(4)                                                     923,000             8,161
Asset Backed Securities Corp. Home Equity Loan Trust,
  Series 2002-HE2 AIO 6.50% 2004                                                           267,451             9,037
Asset Backed Securities Corp. Home Equity Loan Trust,
  Series 2003-HE3 AIO 4.00% 2004(1)                                                        624,101            24,315
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1
  Class A3 1.49% 2004(2)                                                                    24,212            24,335
Asset-Backed Securities Corp. Nims Trust, Series 2001 3.96% 2031(1)                         50,000            50,000
Bank One Issuance Trust, Series 2002-C1 C1 2.05% 2004(2)                                   128,000           129,578
Bayview Financial Acquisition Trust, Series 2003-F A 1.59% 2043(2)                         124,954           125,539
Bayview Financial Asset Trust, Series 2003-SSRA A 1.79% 2004*(1)(2)                         91,046            91,046
Bayview Financial Asset Trust, Series 2003-Z AIO1 0.84% 2005*(1)(4)                      4,041,982            17,684
Bear Stearns Asset Backed Securities, Inc., Series 2003-2 AIO 5.00% 2005(1)                414,000            33,185
Bear Stearns Asset Backed Securities, Inc., Series 2003-3 A2 1.68% 2004(2)                  42,000            42,434
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3 AIO 5.00% 2005                 332,000            21,828
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC4 AIO 5.00% 2006                 233,000            17,059
Capital One Master Trust, Series 2001-5 C 2.33% 2009*(1)(2)                                 55,000            55,000
Capital One Multi Asset Execution Trust, Series 2004-1A 3.40% 2009                          75,000            75,487
Capital One Multi-Asset Execution Trust, Series 2002-C1 C1 3.84% 2004(1)                    15,000            15,957
CDC Mtg. Capital Trust, Series 2002-HE2 AIO 5.25% 2005                                     300,434            15,184
Chase Credit Card Master Trust, Series 2000-1 C 1.82% 2004(1)                               40,000            40,108
Chase Credit Card Owner Trust, Series 2002-2 C 1.99% 2004(1)                                95,000            95,487
Chase Funding NIM Trust, Series 2003-5A 5.75% 2034*(1)                                      30,283            30,264
Chase Funding NIM Trust, Series 2003-6A 5.00% 2035*(1)                                      45,397            45,342
Chase Funding NIM Trust, Series 2004-1A 3.75% 2035*(1)                                      55,106            55,018
Chase Funding NIM Trust, Series 2002-4A 8.50% 2035*(1)                                       4,178             4,178
Chase Funding NIM Trust, Series 2003-1A 8.75% 2004*(1)                                       5,254             5,254
Chase Funding NIM Trust, Series 2003-2A 8.75% 2004*(1)                                      12,985            13,050
Citibank Credit Card Issuance Trust, Series 2001-C1 2.20% 2004(2)                           71,000            72,346
CNL Funding, Series 1999-1 A2 7.65% 2004*(1)                                               100,000           109,683
Conseco Finance Securitizations Corp., Series 2000-4 A6 8.31% 2004                          65,000            56,064
Conseco Finance Securitizations Corp., Series 2001-1 A5 6.99% 2004(4)                      307,000           281,005
Conseco Finance Securitizations Corp., Series 2001-1 AIO 2.50% 2032(1)                     801,150            41,475
Conseco Finance Securitizations Corp., Series 2001-3 A3 5.79% 2033                          26,000            26,645

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Conseco Finance Securitizations Corp., Series 2001-3 A4 6.91% 2033(4)              $       195,000   $       184,834
Conseco Finance Securitizations Corp., Series 2001-4 A4 7.36% 2004                         140,000           139,549
Conseco Finance Securitizations Corp., Series 2002-1 M2 9.55% 2033                          91,000            57,330
Conseco Finance Securitizations Corp., Series 2002-2 AIO 8.50% 2004(1)                     172,889            52,119
Conseco Finance Securitizations Corp., Series 2002-A AIO 7.25% 2032                        322,844             4,494
Conseco Finance, Series 2002-C AFIO 7.50% 2004(1)                                          234,222            15,257
Conseco Finance, Series 2002-C AVIO 7.50% 2004(1)                                          137,500             8,911
Conseco Recreational Enthusiast Consumer Trust, Series 2001A APIO 5.00% 2025(1)            446,155            10,668
Countrywide Asset-Backed Certificates, Series 2003-5 NF 6.75% 2004*(1)                      63,628            64,198
Countrywide Asset-Backed Certificates, Series 2003-BC4 B 4.59% 2004(1)(2)                   27,000            27,439
Countrywide Asset-Backed Certificates, Series 2004-1NIM 6.00% 2034*(1)                      50,000            49,750
Credit-Based Asset Servicing and Securitization, LLC,
  Series 2003-CB2N 8.35% 2033*(1)                                                           12,847            12,859
Credit-Based Asset Servicing and Securitization, LLC,
  Series 2003-CB3 AIO 3.00% 2004(1)                                                        875,808            20,937
CS First Boston Mtg. Securities Corp., Series 2002-7 AIO 6.15% 2004(1)(2)                  231,650             6,101
CS First Boston Mtg. Securities Corp., Series 2002-9 2AIO 6.00% 2004(2)                    578,000            14,409
Federal Home Loan Mtg. Corp., Series 2763 SC 24.20% 2004(1)(2)                             166,000           220,858
First Franklin Mtg. Loan Trust, Series 2003-FF3 AIO 6.00% 2005                             524,455            14,580
First Franklin Mtg. Loan Trust, Series 2003-FF3 B 4.09% 2004(1)(2)                          25,000            23,419
First Franklin Mtg. Loan Trust, Series 2003-FFC S 6.00% 2004(1)(2)                         171,000            16,619
First Franklin NIM Trust, Series 2002-FF3 7.75% 2032*(1)                                    15,586            15,420
Fremont NIM Trust 2003-B Note 5.65% 2033*(1)                                                41,000            41,000
Fremont NIM Trust 2004-A Note 4.75% 2034*(1)                                                56,361            56,276
GoldenTree Loan Opportunities II, Ltd., Series 2A 4 4.37% 2015*(1)(2)                       10,000            10,000
Green Tree Financial Corp., Series 1999-5 A5 7.86% 2004                                    179,000           149,476
Greenpoint Manufactured Housing Contract Trust, Series 1999-5 A4 7.59% 2004                175,000           178,659
GS Mtg. Securities Corp., Series 2002 WFN 8.25% 2032*(1)                                     4,083             4,101
GSAMP Trust, Series 2002-HE2N 8.25% 2032*(1)                                                 2,176             2,179
Holmes Financing Number 8 PLC, Series 8-2C 1.83% 2040(1)(2)                                 20,000            20,000
Home Equity Asset Trust, Series 2003-3N A 8.00% 2004*(1)                                    25,133            25,133
Home Equity Asset Trust, Series 2003-6N A 6.50% 2034*(1)                                    56,158            56,158
IndyMac Home Equity Loan Asset-Backed Trust, Series 2002-A AIO 5.00% 2004(1)               226,032                 0
Long Beach Asset Holdings Corp. NIM Trust, Series 2003-4 N1 6.54% 2004*(4)                  15,409            15,551
Marriott Vacation Club Owner Trust, Series 2002-1A A1 1.79% 2004*(2)                        49,659            50,163
MBNA Credit Card Master Note Trust, Series 2001-C1 2.14% 2004(2)                            80,000            80,727
MBNA Credit Card Master Note Trust, Series 2002-C5 4.05% 2008                               71,000            72,784
Merit Securities Corp., Series 11PA 3A1 1.71% 2004*(2)                                     117,781           119,020
Merit Securities Corp., Series 13 A4 7.88% 2004(1)(4)                                      100,000           103,656
Mid-State Trust, Series 11 B 8.22% 2004(1)                                                  14,539            14,125
Morgan Stanley Dean Witter Capital I, Series 2001-NC3 B1 3.54% 2004(2)                      25,000            24,662
Morgan Stanley Dean Witter Capital I, Series 2001-NC4 B1 3.59% 2004(2)                      26,000            25,346
Morgan Stanley Dean Witter Capital I, Series 2002-HE1 B1 2.89% 2004(2)                      25,000            24,679
New Century Home Equity Loan Trust, Series 2003-5 A17 5.15% 2033                            33,000            34,148
Novastar NIM Trust, Series 2003-N1 7.39% 2033*                                              18,386            18,427
Oakwood Mtg. Investors, Inc., Series 2001-E AIO 6.00% 2009(1)                              212,369            40,285
Oakwood Mtg. Investors, Inc., Series 2002-A AIO 6.00% 2010(1)                              174,598            34,627
Oakwood Mtg. Investors, Inc., Series 2002-A B1 8.50% 2026(1)                                50,000             5,500
Oakwood Mtg. Investors, Inc., Series 2002-C A1 5.41% 2032                                  174,381           164,322
Renaissance Home Equity Loan Trust, Series 2003-4 S 3.00% 2006(1)                        1,124,678            19,550
Renaissance Nim Trust zero coupon 2034(1)                                                   61,000            60,902
Residential Asset Mtg. Products, Inc., Series 2002-RZ1 AIO 5.50% 2004(4)                   239,107             4,194
Residential Asset Mtg. Products, Inc., Series 2002-SL1 AI3 7.00% 2004                      147,000           156,933
Residential Asset Mtg. Products, Inc., Series 2003-RS1 AIIO 1.00% 2005(1)                1,500,600            11,625

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Residential Asset Securities Corp., Series 2002-KS6 AIO 4.50% 2005(1)              $       107,500   $         3,114
Saco I, Inc., Series 2001-1A AIO 6.75% 2004*(1)(4)                                         227,760                36
Sasco Arc NIM Notes, Series 2002-BC10 A 7.75% 2033*                                         14,087            14,156
Sequoia Mtg. Funding Trust, Series 2004-A AX1 0.80% 2008*(1)                             4,981,593            56,773
Sharps SP I, LLC NIM Trust, Series 2003-HC1N 7.25% 2033*(1)                                 36,992            37,199
Sharps SP I, LLC NIM Trust, Series 2003-HE1N 6.90% 2033*(1)                                 48,796            49,040
Sharps SP I, LLC NIM Trust, Series 2003-HS1N 7.48% 2033*(1)                                 28,131            28,201
Sharps SP I, LLC NIM Trust, Series 2003-OP1N 4.45% 2033*(1)                                 56,709            56,703
Sharps SP I, LLC NIM Trust, Series 2004-FM1N 5.92% 2034*(1)                                 51,169            51,169
Sharps SP I, LLC NIM Trust, Series 2004-HE1N 4.94% 2034*(1)                                 50,000            50,000
Specialty Underwriting, Series 2004-BC1 2.00% 2004(1)(4)                                 3,010,000            59,605
Structured Asset Investment Loan Net Interest Margin Notes, Series 2004-2A
  Class A 5.50% 2034*(1)                                                                    45,894            45,894
Structured Asset Investment Loan NIM Notes, Series 2003-12A A 7.35% 2004*(1)                42,153            42,141
Structured Asset Investment Loan NIM Notes, Series 2003-13A A 6.75% 2033*(1)                47,132            47,071
Structured Asset Investment Loan NIM Notes, Series 2003-5 A 7.35% 2033*(1)                  27,120            27,112
Structured Asset Investment Loan NIM Notes, Series 2003-BC1A A 7.75% 2033*(1)               27,663            27,529
Structured Asset Investment Loan Trust, Series 2003-BC10 AIO 6.00% 2005(1)                 491,000            24,925
Structured Asset Investment Loan Trust, Series 2003-BC11 AIO 6.00% 2005(1)               1,235,000            54,988
Structured Asset Investment Loan Trust, Series 2003-BC12 AIO 6.00% 2005(1)                 306,000            13,040
Structured Asset Investment Loan Trust, Series 2003-BC13 AIO 6.00% 2005(1)                 897,000            38,225
Structured Asset Investment Loan Trust, Series 2003-BC2 AIO 6.00% 2005                     666,274            30,184
Structured Asset Investment Loan Trust, Series 2003-BC4 AIO 6.00% 2004(1)                  243,000             5,376
Structured Asset Investment Loan Trust, Series 2003-BC6 AIO 6.00% 2005(1)                  567,000            21,843
Structured Asset Investment Loan Trust, Series 2003-BC8 AIO 6.00% 2005(1)                  186,667            10,997
Structured Asset Investment Loan Trust, Series 2003-BC9 AIO 6.00% 2004(1)                  225,833            10,690
Structured Asset Investment Loan Trust, Series 2004-1 AIO 6.00% 2005(1)                  1,010,000            59,710
Structured Asset Securities Corp., Series 2002-HF1 AIO 6.00% 2005                          412,364            12,556
TIAA Commercial Real Estate Securitization, Series 2002-1A IIFX 6.77% 2004*(1)              86,000            91,454
                                                                                                     ---------------
                                                                                                           5,514,108
                                                                                                     ---------------

U.S. GOVERNMENT AGENCIES -- 1.0%

U.S. GOVERNMENT AGENCIES -- 1.0%
Federal Home Loan Mtg. Corp Structured Pass-Through Securities,
  Series T-58 4A 7.50% 2043                                                                 87,265            96,019
Federal Home Loan Mtg. Corp., Series 2575 SG 6.51% 2032(1)(2)                              413,639            31,152
Federal Home Loan Mtg. Corp., Series 2596 IL 5.00% 2030(1)                                 192,688            28,872
Federal Home Loan Mtg. Corp., Series 2696 PO zero coupon 2004(1)                            95,086            69,095
Federal Home Loan Mtg. Corp., Series 2702 DI 5.50% 2004(1)                                 183,706            19,323
Federal Home Loan Mtg. Corp., Series T-39 S 1.50% 2004(1)(4)                               351,000             2,107
Federal Home Loan Mtg. Corp., Series T-40 S 2.50% 2004(4)                                  745,000             7,663
Federal Home Loan Mtg. Corp., Series T-42 A5 7.50% 2042                                     30,941            34,045
Federal Home Loan Mtg. Corp., Series T-51 1AIO 0.43% 2004(1)(4)                            420,229             5,844
Federal Home Loan Mtg. Corp., Series T-56 1IO 0.37% 2004(1)(4)                             761,887             6,428
Federal Home Loan Mtg. Corp., Series T-56 2IO 0.58% 2043(1)(4)                             779,431             2,436
Federal Home Loan Mtg. Corp., Series T-56 3IO 0.37% 2004(1)(4)                             677,605             8,576
Federal Home Loan Mtg. Corp., Series T-56 AIO 1.88% 2004(1)(4)                           1,330,853            37,638
Federal National Mtg. Assoc., Series 1999-T2 A1 7.50% 2004                                  11,023            12,129
Federal National Mtg. Assoc., Series 2001-50 BI 0.49% 2004(1)(4)                         1,632,376            20,827
Federal National Mtg. Assoc., Series 2001-T12 IO 0.57% 2041(1)(4)                          992,307            13,202
Federal National Mtg. Assoc., Series 2001-T4 A1 7.50% 2041                                  10,688            11,802

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc., Series 2001-T5 A3 7.50% 2004                         $         9,363   $        10,302
Federal National Mtg. Assoc., Series 2001-T7 A1 7.50% 2041                                   2,978             3,283
Federal National Mtg. Assoc., Series 2001-T8 A1 7.50% 2041                                 443,273           487,739
Federal National Mtg. Assoc., Series 2002-14 A2 7.50% 2042                                 142,156           156,417
Federal National Mtg. Assoc., Series 2002-T1 IO 0.42% 2004(1)(4)                           942,471             9,258
Federal National Mtg. Assoc., Series 2002-T16 A3 7.50% 2042                                298,326           328,252
Federal National Mtg. Assoc., Series 2002-T18 A4 7.50% 2042                                 15,593            17,157
Federal National Mtg. Assoc., Series 2002-T4 A3 7.50% 2041                                 204,927           227,957
Federal National Mtg. Assoc., Series 2002-T4 IO 0.45% 2006(1)(4)                         5,254,083            54,507
Federal National Mtg. Assoc., Series 2002-T6 A2 7.50% 2004                                  34,216            37,649
Federal National Mtg. Assoc., Series 2002-W1 2A 7.50% 2042                                  72,717            80,011
Federal National Mtg. Assoc., Series 2002-W3 A5 7.50% 2004                                   6,441             7,087
Federal National Mtg. Assoc., Series 2003-31 IM 5.75% 2004(1)                              353,471            38,493
Federal National Mtg. Assoc., Series 2003-T2 S1 3.75% 2004(1)(4)                           660,000            13,064
Federal National Mtg. Assoc., Series 2003-W10 1IO 2.04% 2004(1)(4)                       1,823,809           104,014
Federal National Mtg. Assoc., Series 2003-W10 3IO 2.07% 2004(1)(4)                         383,782            22,547
Federal National Mtg. Assoc., Series 2003-W12 2IO2 2.24% 2004(1)(4)                        910,053            54,225
Federal National Mtg. Assoc., Series 2003-W2 1A3 7.50% 2042                                 66,559            73,236
Federal National Mtg. Assoc., Series 2003-W2 2IO 1.41% 2004(1)(4)                        1,062,904            26,209
Federal National Mtg. Assoc., Series 2003-W3 1A3 7.50% 2042                                149,958           165,000
Federal National Mtg. Assoc., Series 2003-W6 1IO1 2.11% 2004(1)(4)                         424,556             7,993
Federal National Mtg. Assoc., Series 2003-W6 2IO1 2.06% 2042(1)(4)                         389,399             4,130
Federal National Mtg. Assoc., Series 2003-W6 2IO3 0.35% 2004(1)(4)                         956,845             8,913
Federal National Mtg. Assoc., Series 2003-W6 3IO 0.37% 2004(1)(4)                          926,796             8,991
Federal National Mtg. Assoc., Series 2003-W6 5IO1 0.37% 2004(1)(4)                         630,336            10,969
Federal National Mtg. Assoc., Series 2003-W8 1IO1 1.20% 2004(1)(4)                       1,072,533            12,571
Federal National Mtg. Assoc., Series 2003-W8 1IO2 1.65% 2004(1)(4)                       1,420,297            67,076
Federal National Mtg. Assoc., Series 2004-4 QM 12.02% 2004(1)(2)                           110,750           117,931
Federal National Mtg. Assoc., Series 329 2 5.50% 2033(1)                                   998,700           194,746
Federal National Mtg. Assoc., Series 334-3 5.50% 2033(1)                                   364,941            64,435
Federal National Mtg. Assoc., Series 339-10 5.50% 2033                                     326,788            57,573
Federal National Mtg. Assoc., Series 343-29 5.00% 2004(1)                                  166,369            23,526
Federal National Mtg. Assoc., Series 343-5 5.00% 2033                                      221,254            48,144
Federal National Mtg. Assoc., Series 343-6 5.00% 2004(1)                                   743,584           159,638
Federal National Mtg. Assoc., Series 343-9 5.00% 2004(1)                                   248,031            53,675
Federal National Mtg. Assoc., Series 348-4 5.00% 2034(1)                                   295,989            67,245
Federal National Mtg. Assoc., Series 348-5 5.00% 2034(1)(4)                                157,875            34,288
Government National Mtg. Assoc., Series 2003-114 SP 16.67% 2027(1)(2)                      116,461           135,241
                                                                                                     ---------------
                                                                                                           3,400,650
                                                                                                     ---------------
TOTAL ASSET-BACKED SECURITIES (cost $9,062,040)                                                            8,914,758
                                                                                                     ---------------

BONDS & NOTES -- 14.4%

CONSUMER DISCRETIONARY -- 0.1%

AUTOMOTIVE -- 0.1%
DaimlerChrysler NA Holding Corp. 7.20% 2009                                                 20,000            22,765
DaimlerChrysler NA Holding Corp. 8.00% 2010                                                 65,000            76,536
DaimlerChrysler NA Holding Corp., Series MTND 3.40% 2004                                    25,000            25,241
Ford Motor Co. 9.98% 2047                                                                   40,000            49,785
Lear Corp., Series B 8.11% 2009                                                             20,000            23,650

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

HOUSING & HOUSEHOLD DURABLES -- 0.0%
Lennar Corp., Series B 9.95% 2010                                                  $        25,000   $        28,525
Pulte Homes, Inc. 6.38% 2033                                                                10,000             9,967
Pulte Homes, Inc. 7.88% 2011                                                                45,000            54,005

RETAIL -- 0.0%

Avery Dennison Corp. 4.88% 2013                                                             25,000            25,929
CVS Corp. 6.12% 2013*                                                                       19,143            21,709
Federated Department Stores, Inc. 8.50% 2010                                                55,000            67,957
RadioShack Corp. 7.38% 2011                                                                 30,000            35,831
Sears Roebuck Acceptance Corp., Series MTN 3.13% 2004(2)                                    20,000            20,026
                                                                                                     ---------------
                                                                                                             461,926
                                                                                                     ---------------

CONSUMER STAPLES -- 0.2%

FOOD, BEVERAGE & TOBACCO -- 0.2%
Archer-Daniels-Midland Co. 8.13% 2012                                                       40,000            50,208
Cadbury Schweppes US Finance, LLC 3.88% 2008*                                               40,000            40,735
Campbell Soup Co. 6.75% 2011                                                                60,000            70,019
ConAgra Foods, Inc. 6.00% 2006                                                              10,000            10,846
ConAgra Foods, Inc. 6.75% 2011                                                              20,000            22,959
ConAgra, Inc. 7.88% 2010                                                                    30,000            36,443
Hormel Foods Corp. 6.63% 2011                                                               25,000            29,182
Kraft Foods, Inc. 5.25% 2007                                                                40,000            43,126
Kraft Foods, Inc. 5.63% 2011                                                                95,000           103,016
Miller Brewing Co. 5.50% 2013*                                                              30,000            31,892
PepsiAmericas, Inc., Series MTN 3.88% 2007                                                  45,000            46,701
Philip Morris Cos., Inc. 7.75% 2027                                                         20,000            22,292
Tyson Foods, Inc. 7.00% 2018                                                                25,000            26,901
Tyson Foods, Inc. 7.25% 2006                                                                15,000            16,389
Tyson Foods, Inc. 8.25% 2011                                                                35,000            41,727

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
Procter & Gamble Co. 5.50% 2034                                                             60,000            60,434
S.C. Johnson & Son, Inc. 5.75% 2033*                                                        25,000            25,174
                                                                                                     ---------------
                                                                                                             678,044
                                                                                                     ---------------

ENERGY -- 0.2%

ENERGY SERVICES -- 0.1%
Arizona Public Service Co. 6.50% 2012                                                       40,000            44,934
Noble Affiliates, Inc. 8.00% 2027                                                           40,000            49,157
Ocean Energy, Inc. 7.25% 2011                                                               20,000            23,714
PacifiCorp 5.45% 2013                                                                       20,000            21,393
Schlumberger Technology Corp. 6.50% 2012*                                                   45,000            51,431
Transocean Sedco Forex, Inc. 6.63% 2011                                                     35,000            40,019
Weatherford International, Ltd. 4.95% 2013                                                  10,000            10,159
Western Resources, Inc. 7.88% 2007                                                          40,000            45,600
Xcel Energy, Inc. 3.40% 2008                                                                 5,000             4,995

ENERGY SOURCES -- 0.1%
Amerada Hess Corp. 6.65% 2011                                                               10,000            11,049
Amerada Hess Corp. 7.88% 2029                                                               20,000            22,640
Conoco Funding Co. 6.35% 2011                                                              115,000           132,000
Kerr-McGee Corp. 6.88% 2011                                                                 30,000            34,104

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Nexen, Inc. 7.88% 2032                                                             $        40,000   $        49,929
Occidental Petroleum Corp. 10.13% 2009                                                      25,000            32,606
Petro-Canada 5.35% 2033                                                                     40,000            37,015
Powergen, PLC 4.50% 2004                                                                    70,000            70,938
Union Oil Co. of California 7.35% 2009                                                      50,000            58,946
                                                                                                     ---------------
                                                                                                             740,629
                                                                                                     ---------------

FINANCE -- 2.1%

BANKS -- 0.4%
Banc One Corp. 7.60% 2007                                                                   25,000            28,531
Banc One Corp. 7.63% 2026                                                                   15,000            18,549
Banc One Corp. 8.00% 2027                                                                   45,000            57,912
Bank of America Corp. 7.40% 2011                                                           180,000           216,059
Bank of New York Co., Inc. 3.40% 2008(4)                                                    10,000             9,981
Bank United Corp. 8.88% 2007                                                                60,000            71,204
Barclays Bank, PLC 6.86% 2049*(4)                                                           50,000            56,057
Capital One Bank 6.70% 2008                                                                  5,000             5,602
Citicorp, Series MTNF 6.38% 2008                                                            40,000            45,023
First Maryland Bancorp 7.20% 2007                                                           20,000            22,732
First Union National Bank 7.80% 2010                                                        60,000            73,955
Fleet Capital Trust V 2.11% 2004(2)                                                         20,000            20,154
FleetBoston Financial Corp. 7.25% 2005                                                      15,000            16,189
Independence Community Bank Corp. 3.50% 2004(4)                                             50,000            49,360
J.P. Morgan Chase & Co. 5.75% 2013                                                          50,000            54,346
Merita Bank, PLC 6.50% 2009                                                                 50,000            57,031
National City Bank 6.25% 2011                                                              105,000           119,675
National Westminster Bank, PLC 7.38% 2009                                                   65,000            77,832
PNC Funding Corp. 5.25% 2015                                                                50,000            51,712
Popular North America, Inc. 3.88% 2008                                                      30,000            30,620
Sovereign Bancorp, Inc. 10.50% 2006                                                         65,000            77,380
UBS Preferred Funding Trust I 8.62% 2004(4)                                                 30,000            37,854
Washington Mutual, Inc. 4.63% 2014                                                          60,000            58,800
Washington Mutual, Inc. 8.25% 2010                                                          25,000            30,564

FINANCIAL SERVICES -- 1.5%
Ameritech Capital Funding Co. 6.25% 2009                                                    25,000            27,910
Anadarko Finance Co. 6.75% 2011                                                             15,000            17,497
Associates Corp. of North America, Series EMTN 7.38% 2007                                   20,000            22,837
AXA Financial, Inc. 7.75% 2010                                                              25,000            30,065
Bae Systems Holding 6.40% 2011*                                                             15,000            16,648
Banc of America Large Loan, Inc., Series 2003-BBA2 X1A 0.75% 2004*(1)(4)                 2,922,489            30,596
Bear Stearns Co., Inc. 7.80% 2007                                                           60,000            69,562
Bell Atlantic Financial Services, Inc., Series MTN 7.60% 2007                               35,000            40,059
Boeing Capital Corp. 7.38% 2010                                                             10,000            11,867
Chase Commercial Mtg. Securities Corp., Series 2001-1 A1 7.66% 2032                        103,020           112,241
CIT Group, Inc. 4.13% 2006                                                                  50,000            51,941
CIT Group, Inc. 5.50% 2007                                                                  15,000            16,306
CIT Group, Inc., Series MTN 6.88% 2009                                                      45,000            51,926
Citigroup, Inc. 5.88% 2033                                                                 140,000           143,039
Citigroup, Inc. 7.25% 2010                                                                  90,000           107,187
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A2 6.53% 2004                            200,000           211,230
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A3 6.57% 2030                            135,000           148,900

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Core Investment Grade Bond Trust I 4.73% 2007                                      $     1,500,000   $     1,594,545
Countrywide Capital III, Series B 8.05% 2027                                                20,000            24,104
Countrywide Home Loans, Inc. Series MTNL 4.00% 2011                                         45,000            44,534
Countrywide Home Loans, Inc., Series MTNK 5.63% 2007                                        20,000            21,787
Credit Suisse First Boston USA, Inc. 5.50% 2013                                             20,000            21,267
FFCA Secured Lending Corp., Series 2000-1 A2 9.42% 2027*(1)                                264,000           303,180
First Chicago Corp. 6.38% 2009                                                              50,000            56,479
Ford Motor Credit Co. 6.50% 2007                                                            65,000            69,433
Ford Motor Credit Co. 7.88% 2010                                                            35,000            39,164
Franchise Finance Corp. of America 8.75% 2010                                               30,000            38,597
General Electric Capital Corp. 7.88% 2006                                                   70,000            80,304
General Electric Capital Corp., Series MTN 3.25% 2009                                       15,000            14,981
General Electric Capital Corp., Series MTNA 6.00% 2012                                      65,000            72,631
General Electric Capital Corp., Series MTNA 6.13% 2011                                      50,000            56,421
General Electric Capital Corp., Series MTNA 6.75% 2032                                      10,000            11,552
General Motors Acceptance Corp. 6.88% 2011                                                   5,000             5,425
General Motors Acceptance Corp. 8.00% 2031                                                  25,000            27,671
General Motors Acceptance Corp. 8.38% 2033                                                  30,000            34,031
GGP Mall Properties Trust, Series 2001-C1A D3 3.34% 2004*(2)                                66,996            68,067
Goldman Sachs Capital I 6.35% 2034                                                          80,000            81,262
Goldman Sachs Group, Inc. 4.75% 2013                                                        25,000            24,997
Grand Metropolitan Investment Corp. 8.00% 2022                                              45,000            57,442
Grand Metropolitan Investment Corp. 9.00% 2011                                              15,000            19,642
GS Mortgage Securities Corp., Series 2003-FL6A L 4.27% 2015*(1)(2)                          25,000            25,031
Heller Financial, Inc. 7.38% 2009                                                           20,000            23,946
Household Finance Corp. 6.38% 2012                                                          15,000            16,974
Household Finance Corp. 6.75% 2011                                                          20,000            23,101
Household Finance Corp. 7.00% 2012                                                         140,000           164,288
Household Finance Corp. 8.00% 2010                                                          55,000            67,377
HSBC Capital Funding LP 4.61% 2013                                                          35,000            33,915
HSBC Capital Funding LP 9.55% 2010*(4)                                                      45,000            58,417
HVB Mtg. Capital Corp., Series 2003-FL1A K 2.36% 2004*(1)(2)                                72,000            71,652
Istar Asset Receivables Trust, Series 2002-1A E 2.33% 2004*(2)                             114,000           119,021
John Deere Capital Corp., Series MTND 3.13% 2005                                            25,000            25,674
John Hancock Global Funding II 7.90% 2010*                                                  15,000            18,247
Lehman Brothers Floating Rate Commercial Mtg. Trust,
  Series 2003-C4A A 1.69% 2004*(1)(2)                                                       32,061            32,101
Lehman Brothers Holdings, Inc. 4.00% 2008                                                   25,000            25,948
Lehman Brothers Holdings, Inc., Series MTNF 7.50% 2006                                      20,000            22,532
Merrill Lynch & Co., Inc., Series MTNB 4.75% 2009                                           10,000            10,620
Merrill Lynch Mtg. Investors, Inc., Series 1999-C1 A1 7.37% 2004                            99,811           106,628
Morgan Stanley 4.25% 2010                                                                   35,000            35,959
Morgan Stanley Dean Witter Capital I, Series 2001-XLF D 2.86% 2013*(2)                      19,976            20,009
Morgan Stanley Dean Witter Capital I, Series 2001-XLF E 2.81% 2013*(2)                      34,572            34,507
National Rural Utilities Cooperative Finance Corp. 3.00% 2006                               20,000            20,352
National Rural Utilities Cooperative Finance Corp. 3.88% 2008                               25,000            25,827
NiSource Finance Corp. 7.88% 2010                                                           60,000            72,565
Nomura Asset Securities Corp., Series 1995-MD3 A1B 8.15% 2027                               36,708            38,320
Nomura Asset Securities Corp., Series 1996-MD5 A1C 7.12% 2039                              115,000           125,330
Oneamerica Financial Partners, Inc. 7.00% 2033*                                             15,000            15,917
Principal Life Global Funding I 5.25% 2013*                                                 30,000            31,549
Salomon Brothers Mtg. Securities VII, Inc., Series 2000-C2 A1 7.30% 2033                    23,163            23,771

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Salomon Brothers Mtg. Securities VII, Inc., Series 2003-CDCA
  X3CD 1.32% 2015*(1)(4)                                                           $       504,000   $        11,744
State Street Capital Trust II 1.62% 2004(2)                                                 20,000            20,143
Strategic Hotel Capital, Inc., Series 2003-1 I 3.49% 2004*(1)(2)                            34,000            34,012
Strips III, Ltd./Strips III Corp., Series 2004-1A K 5.00% 2018*(1)                          50,000            48,930
Textron Financial Corp. 6.00% 2009                                                          40,000            45,037
Textron Financial Corp., Series MTNE 2.75% 2006                                             10,000            10,100
Toll Brothers Finance Corp. 5.95% 2013(1)                                                   50,000            53,467
Verizon Global Funding Corp. 7.25% 2010                                                     45,000            53,023

INSURANCE -- 0.2%
ACE INA Holdings, Inc. 8.30% 2006                                                           35,000            39,606
Executive Risk Capital Trust, Series B 8.68% 2027                                           30,000            35,692
Fund American Cos., Inc. 5.88% 2013                                                         25,000            26,257
Hartford Financial Services Group, Inc. 7.90% 2010                                          35,000            42,547
Hartford Life, Inc. 7.38% 2031                                                              30,000            36,822
ING Capital Funding Trust III 8.44% 2010(4)                                                 25,000            31,141
John Hancock Financial Services, Inc. 5.63% 2008                                            30,000            32,962
MetLife, Inc. 6.13% 2011                                                                    15,000            16,917
Nationwide Financial Services, Inc. 5.63% 2015                                              10,000            10,777
Nationwide Mutual Insurance Co. 8.25% 2031*                                                 15,000            19,017
Protective Life Corp. 4.30% 2013                                                            15,000            14,717
Prudential Financial, Inc., Series MTNB 5.75% 2033                                          70,000            69,405
St. Paul Cos., Inc. 5.75% 2007                                                              65,000            70,711
Travelers Property Casualty Corp. 3.75% 2008                                                10,000            10,230
USF&G Capital I 8.50% 2045*                                                                 45,000            54,252
XL Capital Finance, PLC 6.50% 2012                                                          15,000            17,131
                                                                                                     ---------------
                                                                                                           7,258,667
                                                                                                     ---------------

HEALTHCARE -- 0.0%

DRUGS -- 0.0%
American Home Products Corp. 6.70% 2011                                                     30,000            34,578
Bayer Corp. 6.20% 2008*(4)                                                                  15,000            16,337
Wyeth 6.50% 2034                                                                            20,000            21,116

HEALTH SERVICES -- 0.0%

HCA, Inc. 6.95% 2012                                                                        35,000            38,175
                                                                                                     ---------------
                                                                                                             110,206
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 0.3%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Boeing Co. 6.13% 2033                                                                       15,000            15,571
Litton Industries, Inc. 8.00% 2009                                                          45,000            54,426
Lockheed Martin Corp. 8.50% 2029                                                            55,000            73,777
Raytheon Co. 4.85% 2011                                                                     20,000            20,797
Raytheon Co. 5.38% 2013                                                                     15,000            15,702
Raytheon Co. 6.00% 2010                                                                     30,000            33,673
Raytheon Co. 6.75% 2007                                                                     25,000            28,105
Raytheon Co. 7.00% 2028                                                                     15,000            16,914
Raytheon Co. 8.30% 2010                                                                     25,000            30,708

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 0.1%
Bunge Limited Finance Corp. 4.38% 2008*                                            $        25,000   $        25,878
Bunge Limited Finance Corp. 5.88% 2013                                                      10,000            10,444
Bunge Limited Finance Corp. 7.80% 2012                                                       5,000             6,015
Cendant Corp. 6.25% 2010                                                                    45,000            50,261
Cendant Corp. 7.38% 2013                                                                    30,000            35,196
Monsanto Co. 4.00% 2008                                                                      5,000             5,108
Monsanto Co. 7.38% 2012                                                                     15,000            17,781
Science Applications International Corp. 5.50% 2033                                         40,000            38,100
SunGard Data Systems, Inc. 4.88% 2014*                                                      15,000            15,146
Waste Management, Inc. 6.38% 2012                                                            5,000             5,587
Waste Management, Inc. 7.38% 2010                                                           45,000            53,020

ELECTRICAL EQUIPMENT -- 0.0%
Jabil Circuit, Inc. 5.88% 2010                                                              15,000            16,092

MACHINERY -- 0.0%
Kennametal, Inc. 7.20% 2012                                                                 40,000            44,464

MULTI-INDUSTRY -- 0.0%
Tyco International Group SA 6.75% 2011                                                      55,000            61,247
Tyco International Group SA 7.00% 2028                                                      30,000            31,927

TRANSPORTATION -- 0.1%
CSX Corp. 4.88% 2009                                                                        10,000            10,526
CSX Corp. 6.25% 2008                                                                        50,000            55,866
Fedex Corp. 2.65% 2007*                                                                     35,000            34,960
Norfolk Southern Corp. 7.25% 2031                                                           35,000            41,438
Union Pacific Corp. 6.65% 2011                                                             105,000           120,591
                                                                                                     ---------------
                                                                                                             969,320
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 0.3%

BROADCASTING & MEDIA -- 0.3%
AOL Time Warner, Inc. 7.63% 2031                                                            60,000            70,196
Clear Channel Communications, Inc. 4.25% 2009                                                5,000             5,108
Comcast Corp. 5.85% 2010                                                                    10,000            10,893
Comcast Corp. 7.05% 2033                                                                    95,000           105,560
Cox Communications, Inc. 7.75% 2010                                                         25,000            29,831
Cox Enterprises, Inc. 8.00% 2007*                                                           20,000            22,880
Jones Intercable, Inc. 7.63% 2008                                                            5,000             5,766
Liberty Media Corp. 5.70% 2013                                                              15,000            15,661
Liberty Media Corp. 8.50% 2029                                                              50,000            62,344
News America Holdings, Inc. 4.75% 2010                                                      10,000            10,356
News America Holdings, Inc. 7.70% 2025                                                     120,000           144,331
News America Holdings, Inc. 9.25% 2013                                                       5,000             6,569
Rogers Cable, Inc. 6.25% 2013                                                               40,000            41,350
Tele-Communications, Inc. 7.88% 2013                                                        50,000            60,284
Time Warner, Inc. 8.18% 2007                                                                20,000            23,319
Time Warner, Inc. 9.13% 2013                                                                90,000           115,890
Time Warner, Inc. 9.15% 2023                                                                70,000            91,831
USA Interactive 7.00% 2013                                                                  35,000            39,814
Viacom, Inc. 7.70% 2010                                                                     65,000            78,581

ENTERTAINMENT PRODUCTS -- 0.0%
International Game Technology 8.38% 2009                                                    45,000            54,687

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM -- 0.0%
Continental Airlines, Inc., Series 02-1 6.56% 2013                                 $        15,000   $        16,407
Continental Airlines, Inc., Series 974A 6.90% 2018                                           8,329             8,305
Continental Airlines, Inc., Series 981A 6.65% 2017                                          68,139            66,668
GTECH Holdings Corp. 4.75% 2010                                                             50,000            52,118
Hilton Hotels Corp. 8.25% 2011                                                              25,000            29,437
Northwest Airlines Trust, Series 1999-2A 7.58% 2019                                          8,660             8,974
                                                                                                     ---------------
                                                                                                           1,177,160
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 0.5%
COMPUTER SERVICES -- 0.0%
Computer Associates International, Inc., Series B 6.38% 2005                                10,000            10,375

COMPUTER SOFTWARE -- 0.0%
Fiserv, Inc. 4.00% 2008                                                                     15,000            15,319

TELECOMMUNICATIONS -- 0.5%
AT&T Broadband Corp. 8.38% 2013                                                             50,000            62,094
AT&T Corp. 6.00% 2009                                                                       10,000            10,786
AT&T Corp. 7.30% 2011                                                                       35,000            40,916
AT&T Corp. 8.50% 2031(4)                                                                    20,000            23,591
AT&T Wireless Services, Inc. 7.88% 2011                                                     95,000           113,291
AT&T Wireless Services, Inc. 8.75% 2031                                                     15,000            19,455
BellSouth Capital Funding Corp. 7.75% 2010                                                  20,000            24,048
British Telecommunications, PLC 8.12% 2010(4)                                               95,000           117,397
British Telecommunications, PLC 8.63% 2030                                                  35,000            46,698
Cingular Wireless, LLC 5.63% 2006                                                          110,000           118,740
Citizens Communications Co. 7.63% 2008                                                      30,000            31,572
France Telecom SA 9.75% 2004                                                                85,000           103,811
France Telecom SA 10.00% 2031(4)                                                            35,000            47,310
Koninklijke (Royal) KPN NV 8.00% 2010                                                       10,000            12,180
Koninklijke (Royal) KPN NV 8.38% 2030                                                       25,000            32,477
Michigan Bell Telephone Co. 7.85% 2022                                                      30,000            37,041
Motorola, Inc. 6.75% 2006                                                                   15,000            16,134
Motorola, Inc. 7.63% 2010                                                                   15,000            17,453
New England Telephone & Telegraph Co. 7.88% 2029                                            80,000            98,199
Sprint Capital Corp. 6.13% 2008                                                             50,000            55,114
Sprint Capital Corp. 6.88% 2028                                                             75,000            77,887
Sprint Capital Corp. 7.63% 2011                                                             35,000            40,869
Sprint Capital Corp. 8.75% 2032                                                             15,000            18,959
Telecom Italia Cap 4.00% 2008*                                                              35,000            35,782
Telecom Italia Cap 5.25% 2013*                                                              25,000            25,781
Telecom Italia Cap 6.38% 2033*                                                              55,000            57,467
TeleCorp PCS, Inc. 8.50% 2009(3)                                                            15,000            15,949
Telefonica Europe BV 7.75% 2010                                                             30,000            36,230
United States Cellular Corp. 6.70% 2033                                                     20,000            20,717
Verizon New England, Inc. 6.50% 2011                                                        45,000            50,793
Verizon Wireless Capital, LLC 5.38% 2006                                                    10,000            10,771
Vodafone Airtouch, PLC 7.63% 2005                                                           30,000            31,580
Vodafone Group, PLC 7.88% 2030                                                              45,000            57,015
                                                                                                     ---------------
                                                                                                           1,533,801
                                                                                                     ---------------

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
                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS -- 0.2%

CHEMICALS -- 0.1%
Chevron Phillips Chemical Co., LLC 5.38% 2007                                      $        95,000   $       103,221
Dow Chemical Co. 5.75% 2009                                                                 50,000            54,760
Dow Chemical Co. 8.55% 2009                                                                 20,000            24,612
Eastman Chemical Co. 3.25% 2008                                                             15,000            14,831
ICI Wilmington, Inc. 4.38% 2008                                                             20,000            20,490
ICI Wilmington, Inc. 5.63% 2013                                                             15,000            15,663
Praxair, Inc. 6.38% 2012                                                                    10,000            11,470

FOREST PRODUCTS -- 0.0%
Abitibi-Consolidated, Inc. 6.95% 2006                                                       45,000            47,006

METALS & MINERALS -- 0.1%
Alcoa, Inc. 6.50% 2011                                                                      60,000            69,087
Falconbridge, Ltd. 5.38% 2015                                                               25,000            25,580
Inco, Ltd. 5.70% 2015                                                                       50,000            52,947
WMC Finance USA, Ltd. 5.13% 2013                                                            10,000            10,253
WMC Finance USA, Ltd. 6.25% 2033                                                            10,000            10,473

PLASTIC -- 0.0%
Sealed Air Corp. 5.63% 2013*                                                                20,000            20,963
Sealed Air Corp. 6.88% 2033*                                                                20,000            21,724
                                                                                                     ---------------
                                                                                                             503,080
                                                                                                     ---------------

MUNICIPAL BONDS -- 0.0%

MUNICIPAL BONDS -- 0.0%
Illinois State Pension General Obligation 5.10% 2033                                        30,000            29,166
New Jersey Trust Turnpike Authority 4.25% 2016                                              25,000            24,685
State of Oregon General Obligation 5.89% 2027                                               30,000            32,478
                                                                                                     ---------------
                                                                                                              86,329
                                                                                                     ---------------

REAL ESTATE -- 0.1%

REAL ESTATE COMPANIES -- 0.0%
EOP Operating LP 7.00% 2011                                                                 60,000            69,584

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Archstone-Smith Operating Trust 5.00% 2007                                                  60,000            64,151
Centerpoint Properties Trust, Series MTN 4.75% 2010                                         15,000            15,511
Developers Diversified Realty Corp. 4.63% 2010                                              25,000            25,670
Equity One, Inc. 3.88% 2009(1)                                                              50,000            49,577
Health Care REIT, Inc. 6.00% 2013                                                           60,000            63,381
Heritage Property Investment Trust, Inc. 5.13% 2014*(1)                                     20,000            19,874
Hospitality Properties Trust 6.75% 2013                                                     45,000            48,604
HRPT Properties Trust 5.75% 2014                                                            20,000            20,777
HRPT Properties Trust 6.70% 2005                                                            10,000            10,318
Kimco Realty Corp., Series MTNC 5.19% 2013                                                  25,000            25,900
Rouse Co. 3.63% 2009                                                                        10,000             9,910
Rouse Co. 5.38% 2013                                                                        15,000            15,402
Vornado Realty Trust 4.75% 2010                                                             25,000            25,633
                                                                                                     ---------------
                                                                                                             464,292
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES -- 9.2%

U.S. GOVERNMENT AGENCIES -- 9.2%
Federal Home Loan Mtg. Corp. 7.50% 2029@                                           $        98,499   $       106,281
Federal Home Loan Mtg. Corp. 8.50% 2028                                                     14,434            15,764
Federal National Mtg. Assoc. 4.50% due April TBA                                         1,065,000         1,057,467
Federal National Mtg. Assoc. 4.92% 2031(2)                                                  76,323            79,131
Federal National Mtg. Assoc. 5.00% due April TBA                                        15,971,000        16,314,172
Federal National Mtg. Assoc. 5.50% 2004(1)                                                 119,320            23,789
Federal National Mtg. Assoc. 5.50% due April TBA                                         6,916,000         7,084,578
Federal National Mtg. Assoc. 6.00% 2014                                                     10,443            11,014
Federal National Mtg. Assoc. 6.00% 2017                                                      9,999            10,539
Federal National Mtg. Assoc. 6.50% 2028                                                     39,935            42,021
Federal National Mtg. Assoc. 6.50% 2029                                                      2,902             3,057
Federal National Mtg. Assoc. 6.50% 2031                                                     24,379            25,614
Federal National Mtg. Assoc. 6.50% 2032                                                    524,666           551,226
Federal National Mtg. Assoc. 6.50% 2033                                                    929,270           976,318
Federal National Mtg. Assoc. 7.00% 2031                                                     12,523            13,290
Federal National Mtg. Assoc. 7.00% 2033                                                     33,738            35,804
Federal National Mtg. Assoc. 7.01% 2004(2)                                                 482,753            71,657
Federal National Mtg. Assoc. 7.25% 2010@                                                 4,775,000         5,740,591
Federal National Mtg. Assoc. 7.50% 2008                                                      8,745             9,016
Federal National Mtg. Assoc. 7.50% 2024                                                    142,577           154,036
Federal National Mtg. Assoc. 8.00% 2025@                                                    50,334            54,958
Federal National Mtg. Assoc. 9.00% 2026@                                                     4,596             5,113
Federal National Mtg. Assoc. 9.46% 2004(1)(4)                                               80,171            91,595
                                                                                                     ---------------
                                                                                                          32,477,031
                                                                                                     ---------------

GOVERNMENT OBLIGATIONS -- 0.8%

U.S. TREASURIES -- 0.8%
United States Treasury Bonds 6.00% 2026                                                    485,000           562,297
United States Treasury Bonds 6.25% 2030                                                    783,000           945,320
United States Treasury Bonds 8.00% 2021                                                    550,000           772,127
United States Treasury Notes 3.25% 2008                                                     80,000            82,253
United States Treasury Notes 4.25% 2013                                                    437,000           452,841
                                                                                                     ---------------
                                                                                                           2,814,838
                                                                                                     ---------------

UTILITIES -- 0.4%

ELECTRIC UTILITIES -- 0.3%
AEP Texas Central Co. 5.50% 2013                                                            10,000            10,595
American Electric Power Co., Inc., Series A 6.13% 2006                                       5,000             5,401
American Electric Power Co., Inc., Series C 5.38% 2010                                       5,000             5,364
Appalachian Power Co., Series G 3.60% 2008                                                  15,000            15,155
Carolina Power & Light Co. 6.13% 2033                                                       20,000            21,125
Centerpoint Energy Houston 5.75% 2014                                                       20,000            21,453
Cleveland Electric Illuminating Co. 5.65% 2013*                                             35,000            36,350
Cleveland Electric Illuminating Co., Series D 7.43% 2009                                    20,000            23,414
Consumers Energy Co. 6.25% 2006                                                             60,000            65,021
Dayton Power & Light Co. 5.13% 2013*                                                        15,000            15,221
Dominion Resources, Inc. 5.70% 2012                                                         10,000            10,771

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Dominion Resources, Inc., Series D 5.13% 2009                                      $        75,000   $        79,935
Duke Energy Corp. 5.30% 2015                                                                45,000            46,812
Exelon Generation Co., LLC 6.95% 2011                                                       20,000            23,116
FirstEnergy Corp. 7.38% 2031                                                                45,000            50,161
Florida Power & Light Co. 5.63% 2034                                                        10,000            10,084
Florida Power & Light Co. 5.95% 2033                                                        50,000            52,758
Florida Power Corp. 5.90% 2033                                                              10,000            10,271
Georgia Power Co., Series G 6.20% 2006                                                      30,000            32,247
MidAmerican Energy Holdings Co. 3.50% 2008                                                  30,000            29,987
Monongahela Power Co. 5.00% 2006                                                            25,000            25,500
Northern States Power Co., Series B 8.00% 2012                                              30,000            37,664
Oncor Electric Delivery Co. 6.38% 2012                                                      25,000            28,199
Oncor Electric Delivery Co. 7.25% 2033                                                      30,000            35,305
Pacific Gas & Electric Co. 4.20% 2011                                                       20,000            20,000
Pacific Gas & Electric Co. 4.80% 2014                                                       25,000            25,118
Pacific Gas & Electric Co. 6.05% 2034                                                       55,000            55,554
Pepco Holdings, Inc. 5.50% 2007                                                             20,000            21,526
Potomac Edison Co. 8.00% 2024                                                               10,000            10,172
Progress Energy, Inc. 6.75% 2006                                                            40,000            43,354
PSE&G Power, LLC 6.95% 2012                                                                 25,000            28,792
Public Service Co. of Colorado, Series A 6.88% 2009                                         30,000            34,587
Public Service Co. of New Mexico 4.40% 2008                                                 25,000            25,887
Public Service Electric & Gas Co. 6.38% 2008(4)                                             25,000            27,925
Reliant Energy Resources Corp. 7.75% 2011                                                   20,000            22,799
Rochester Gas & Electric Corp. 6.38% 2033                                                   10,000            10,845
South Carolina Electric & Gas Co. 5.30% 2033                                                15,000            14,413
Southern California Edison Co. 5.00% 2014                                                   25,000            25,661
Southern California Edison Co. 6.00% 2034                                                   20,000            20,542
Tampa Electric Co. 6.88% 2012                                                               15,000            16,968

GAS & PIPELINE UTILITIES -- 0.0%
ARKLA, Inc. 8.90% 2006                                                                      10,000            11,362
Duke Capital Corp., Series A 6.25% 2005                                                     20,000            20,999
Duke Energy Field Services, LLC 7.88% 2010                                                  40,000            47,848
Duke Energy Field Services, LLC 8.13% 2030                                                  10,000            12,673
KeySpan Corp. 7.63% 2010                                                                    20,000            24,284
National Fuel Gas Co. 5.25% 2013                                                            10,000            10,553
Panhandle Eastern Pipe Line Co. 4.80% 2008                                                  10,000            10,509
TransCanada Pipelines, Ltd. 4.00% 2013                                                      10,000             9,671

TELEPHONE -- 0.1%
Deutsche Telekom International Finance BV 8.50% 2010(4)                                     55,000            67,524
Deutsche Telekom International Finance BV 8.75% 2030                                       110,000           144,214
                                                                                                     ---------------
                                                                                                           1,455,689
                                                                                                     ---------------
TOTAL BONDS & NOTES (cost $49,740,435)                                                                    50,731,012
                                                                                                     ---------------

                                                                                      NUMBER OF
                                                                                      CONTRACTS
--------------------------------------------------------------------------------------------------------------------
OPTIONS - PURCHASED -- 0.0%

SBC Communications, Inc. Expires 04/04 strike price $26.74 (cost $12,042)                   16,428                 2
                                                                                                     ---------------

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.1%

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
Merrill Lynch 144 Reliance Expires 09/02/04 (cost $366,080)+                                35,164   $       436,245
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $274,398,238)                                                          305,214,813
                                                                                                     ---------------

                                                                                       PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 10.7%

COMMERCIAL PAPER -- 1.4%

Windmill Funding Corp. 1.03% due 05/04/04                                          $     5,000,000         4,995,279
                                                                                                     ---------------

CORPORATE SHORT-TERM NOTES -- 9.3%

Amstel Funding Corp. 1.07% due 04/15/04@                                                 5,648,000         5,645,694
CXC, Inc. 1.03% due 04/30/04@                                                            5,000,000         4,995,871
Eureka Securitization, Inc. 1.03% due 04/02/04@                                          5,000,000         4,999,857
Falcon Asset Securitization Corp. 1.03% due 04/07/04@                                    7,090,000         7,088,783
Receivables Capital Co. 1.04% due 04/29/04@                                              5,000,000         4,995,956
Sheffield Receivables Corp. 1.03% due 04/15/04@                                          5,000,000         4,997,997
                                                                                                     ---------------
                                                                                                          32,724,158
                                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES (cost $37,719,437)                                                            37,719,437
                                                                                                     ---------------

REPURCHASE AGREEMENT -- 9.4%

Agreement with Goldman Sachs & Co., bearing interest at 1.07%, dated
  03/31/04, to be repurchased 04/01/04 in the amount of $33,211,987 and collateralized by $29,685,000 of Federal National Mortgage
  Association, bearing interest at 7.13%, due 03/15/07 and having an
  approximate value of $33,890,437 (cost $33,211,000)@                                  33,211,000        33,211,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
  (cost $345,328,675)                                                      106.6%                        376,145,250
Liabilities in excess of other assets --                                    (6.6)                        (23,191,150)
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $   352,954,100
                                                                           =====                     ===============

----------
+      Non-income producing security
#      Security represents an investment in an affilliated company.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004 the aggregate value of these securities was $6,471,577 representing 1.83% of net assets.
@ The security or a portion thereof represents collateral for open futures contracts.
(1)    Fair valued security; see Note 2
(2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2004.
(3) The interest rate shown represents the step-up coupon rate at which the bond accrues or will accrue at a specified date.
(4) Variable rate security - the rate reflected is as of March 31, 2004; maturity date reflects next reset date.
(5)    The secutity or a portion thereof represents collateral for TBA's
(6) The security or a portion thereof represents collateral for written options.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
IO  -- Interest Only
PO  -- Principal Only
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

OPEN FUTURES CONTRACTS

                                                                        VALUE AS OF      UNREALIZED
NUMBER OF                                EXPIRATION       VALUE AT       MARCH 31,      APPRECIATION
CONTRACTS   DESCRIPTION                     DATE         TRADE DATE        2004        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
 25 Short   US Treasury 5 Year Note      June 2004      $  2,845,759   $   2,839,083   $        6,676
 20 Short   10 Year Swap                 June 2004         2,284,915       2,266,250           18,665
 70 Long    US Treasury 10 Year Note     June 2004         7,978,924       8,078,438           99,514
195 Short   US Treasury 10 Year Note     June 2004        22,102,726      22,504,219         (401,493)
 28 Long    US Treasury Long Bond        June 2004         3,190,458       3,193,750            3,292
208 Short   Dow Jones Euro STOXX 50      June 2004         6,991,662       7,064,778          (73,116)
109 Long    LIFFE Long GILT              June 2004        21,971,445      22,072,343          100,898
171 Long    Financial Times Stock
            Exch. 100 Index              June 2004        14,094,708      13,994,121         (100,587)
 78 Short   S&P 500 Index                June 2004        21,707,508      21,935,550         (228,042)
123 Long    S&P 500 Index                June 2004        34,243,198      34,590,675          347,477
  5 Short   90 Day Euro Dollar           June 2004         1,234,585       1,235,375             (790)
 85 Long    Toyko Price Index            June 2004         9,182,153       9,653,143          470,991
  3 Short   90 Day Euro Dollar         September 2004        738,541         740,063           (1,522)
  3 Short   90 Day Euro Dollar         December 2004         735,841         738,225           (2,384)
  3 Short   90 Day Euro Dollar           March 2005          732,954         736,013           (3,059)
  3 Short   90 Day Euro Dollar           June 2005           730,019         733,453           (3,434)
  3 Short   90 Day Euro Dollar         September 2005        727,366         730,988           (3,622)
  4 Short   90 Day Euro Dollar         December 2005         966,691         971,800           (5,109)
                                                                                       --------------
                                                                                       $      224,355
                                                                                       ==============

OPEN WRITTEN CALL OPTIONS CONTRACTS

                                                                                              UNREALIZED
                            CONTRACT     STRIKE    NUMBER OF   PREMIUMS   MARKET VALUE AT    APPRECIATION
         ISSUE               MONTH       PRICE     CONTRACTS   RECEIVED   MARCH 31, 2004    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
SBC Communications, Inc.   April 2004   $  26.75    16,428     $  3,450       $ 1.64           $  3,448

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
BOND & NOTES SOLD SHORT -- (0.4%)

U.S. GOVERNMENT AGENCIES -- (0.4%)

Federal National Mtg. Assoc. 6.50% due April TBA
(Proceeds $1,387,856)                                                              $    (1,320,000)  $    (1,386,412)
                                                                                                     ---------------

See Notes to Financial Statements

SEASONS SERIES TRUST
STOCK PORTFOLIO                           INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 98.1%

CONSUMER DISCRETIONARY -- 9.3%

APPAREL & TEXTILES -- 0.7%
Hermes International                                                                         7,968   $     1,625,915
Industria de Diseno Textil SA (Inditex)                                                     17,200           397,490

AUTOMOTIVE -- 0.8%
Harley-Davidson, Inc.                                                                       41,800         2,229,612

RETAIL -- 7.8%
Best Buy Co., Inc.                                                                          57,800         2,989,416
Family Dollar Stores, Inc.                                                                  34,800         1,251,060
Home Depot, Inc.                                                                            97,500         3,642,600
Kohl's Corp.+                                                                               26,000         1,256,580
Target Corp.                                                                               115,900         5,220,136
Wal-Mart de Mexico SA de CV                                                                201,200           612,140
Wal-Mart de Mexico SA de CV ADR                                                             32,100           982,260
Wal-Mart Stores, Inc.                                                                       60,800         3,629,152
Walgreen Co.                                                                                68,700         2,263,665
                                                                                                     ---------------
                                                                                                          26,100,026
                                                                                                     ---------------

CONSUMER STAPLES -- 4.2%

FOOD, BEVERAGE & TOBACCO -- 3.9%
Altria Group, Inc.                                                                          40,000         2,178,000
Coca-Cola Co.                                                                               56,000         2,816,800
Compass Group, PLC                                                                         327,100         2,158,212
PepsiCo, Inc.                                                                               25,500         1,373,175
Sysco Corp.                                                                                 46,500         1,815,825
Unilever, PLC                                                                               58,100           575,819

HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
Gillette Co.                                                                                23,400           914,940
                                                                                                     ---------------
                                                                                                          11,832,771
                                                                                                     ---------------

EDUCATION -- 1.3%

EDUCATION -- 1.3%
Apollo Group, Inc., Class A+                                                                43,650         3,758,702
                                                                                                     ---------------

ENERGY -- 4.1%

ENERGY SERVICES -- 2.2%
Baker Hughes, Inc.                                                                          92,500         3,374,400
Schlumberger, Ltd.                                                                          44,600         2,847,710

ENERGY SOURCES -- 1.9%
ChevronTexaco Corp.                                                                         28,100         2,466,618
Exxon Mobil Corp.                                                                           65,834         2,738,036
                                                                                                     ---------------
                                                                                                          11,426,764
                                                                                                     ---------------

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE -- 19.1%

BANKS -- 3.6%
Northern Trust Corp.                                                                        48,100   $     2,240,979
State Street Corp.                                                                          76,600         3,993,158
U.S. Bancorp                                                                                93,800         2,593,570
UBS AG                                                                                      16,700         1,240,063

FINANCIAL SERVICES -- 13.2%
American Express Co.                                                                        61,700         3,199,145
Charles Schwab Corp.                                                                        85,200           989,172
Citigroup, Inc.                                                                            220,435        11,396,490
Credit Suisse Group                                                                         64,000         2,217,084
Fannie Mae                                                                                  51,100         3,799,285
Freddie Mac                                                                                 28,600         1,689,116
Goldman Sachs Group, Inc.                                                                   11,300         1,179,155
Kingfisher, PLC                                                                            263,800         1,400,699
MBNA Corp.                                                                                  29,400           812,322
Mellon Financial Corp.                                                                      82,500         2,581,425
Merrill Lynch & Co., Inc.                                                                   58,700         3,496,172
Morgan Stanley                                                                              33,600         1,925,280
SLM Corp.                                                                                   65,400         2,736,990

INSURANCE -- 2.3%
ACE, Ltd.                                                                                   41,200         1,757,592
Hartford Financial Services Group, Inc.                                                     41,700         2,656,290
Travelers Property Casualty Corp., Class A                                                 117,155         2,009,209
                                                                                                     ---------------
                                                                                                          53,913,196
                                                                                                     ---------------

HEALTHCARE -- 14.5%

DRUGS -- 6.4%
Amgen, Inc.+                                                                                62,900         3,658,893
Eli Lilly & Co.                                                                              6,900           461,610
Forest Laboratories, Inc.+                                                                  42,600         3,051,012
Genentech, Inc.+                                                                             8,700           920,634
Gilead Sciences, Inc.+                                                                      37,500         2,091,375
Pfizer, Inc.                                                                               188,660         6,612,533
Wyeth                                                                                       31,000         1,164,050

HEALTH SERVICES -- 4.8%
UnitedHealth Group, Inc.                                                                   137,400         8,854,056
WellPoint Health Networks, Inc.+                                                            41,100         4,673,892

MEDICAL PRODUCTS -- 3.3%
Biomet, Inc.                                                                                27,500         1,054,900
Boston Scientific Corp.+                                                                    14,200           601,796
Cardinal Health, Inc.                                                                       18,100         1,247,090
Guidant Corp.                                                                               13,700           868,169
Johnson & Johnson                                                                           60,600         3,073,632
Medtronic, Inc.                                                                             52,000         2,483,000
                                                                                                     ---------------
                                                                                                          40,816,642
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 9.0%

BUSINESS SERVICES -- 4.0%
Accenture, Ltd., Class A+                                                                  111,900         2,775,120
Adecco SA                                                                                   30,300         1,673,703

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Cendant Corp.                                                                              130,900   $     3,192,651
First Data Corp.                                                                            64,900         2,736,184
SunGard Data Systems, Inc.+                                                                 35,300           967,220

MULTI-INDUSTRY -- 4.2%
Danaher Corp.                                                                               33,000         3,081,210
General Electric Co.                                                                       161,800         4,938,136
Tyco International, Ltd.                                                                   135,492         3,881,846

TRANSPORTATION -- 0.8%
United Parcel Service, Inc., Class B                                                        31,200         2,179,008
                                                                                                     ---------------
                                                                                                          25,425,078
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 10.7%

BROADCASTING & MEDIA -- 7.6%
British Sky Broadcasting Group, PLC+                                                       122,100         1,524,719
Clear Channel Communications, Inc.                                                          65,000         2,752,750
Comcast Corp., Sp. Class A+                                                                105,500         2,941,340
E.W. Scripps Co., Class A                                                                   21,600         2,183,976
Liberty Media Corp., Class A+                                                              199,792         2,187,722
News Corp., Ltd. ADR                                                                        70,000         2,219,700
Sogecable SA+                                                                               26,900         1,127,909
Time Warner, Inc.+                                                                          52,900           891,894
Univision Communications, Inc., Class A+                                                    83,100         2,743,131
Viacom, Inc., Class B                                                                       71,041         2,785,518

ENTERTAINMENT PRODUCTS -- 1.3%
International Game Technology                                                               84,300         3,790,128

LEISURE & TOURISM -- 1.8%
Carnival Corp.                                                                              55,600         2,496,996
MGM Mirage, Inc.+                                                                           31,400         1,423,676
Starbucks Corp.+                                                                            32,900         1,241,975
                                                                                                     ---------------
                                                                                                          30,311,434
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 24.4%

COMPUTER SERVICES -- 1.4%
Affiliated Computer Services, Inc., Class A+                                                72,600         3,767,940
Synopsys, Inc.+                                                                              5,900           170,864

COMPUTER SOFTWARE -- 7.2%
Adobe Systems, Inc.                                                                         60,500         2,385,515
Fiserv, Inc.+                                                                               68,600         2,453,822
Intuit, Inc.+                                                                               52,900         2,374,152
Mercury Interactive Corp.+                                                                  35,400         1,585,920
Microsoft Corp.                                                                            342,300         8,547,231
SAP AG                                                                                      13,500         2,134,931
VERITAS Software Corp.+                                                                     38,000         1,022,580

COMPUTERS & BUSINESS EQUIPMENT -- 2.2%
Dell, Inc.+                                                                                140,700         4,730,334
Research In Motion, Ltd.+                                                                   14,900         1,390,319

ELECTRONICS -- 5.0%
Analog Devices, Inc.                                                                        31,400         1,507,514

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Applied Materials, Inc.+                                                                    82,600   $     1,765,988
Intel Corp.                                                                                101,400         2,758,080
Maxim Integrated Products, Inc.                                                             19,800           932,382
QLogic Corp.+                                                                               40,100         1,323,701
Samsung Electronics Co., Ltd.                                                                5,200         2,594,444
Semiconductor Manufacturing International Corp. ADR+                                         6,000            90,600
STMicroelectronics NV                                                                       75,300         1,775,349
Xilinx, Inc.+                                                                               34,300         1,303,400

INTERNET CONTENT -- 2.7%
eBay, Inc.+                                                                                 36,400         2,523,612
InterActiveCorp.+                                                                           67,900         2,144,961
Yahoo!, Inc.+                                                                               60,700         2,949,413

TELECOMMUNICATIONS -- 5.9%
Cisco Systems, Inc.+                                                                       172,100         4,047,792
Corning, Inc.+                                                                             108,200         1,209,676
EchoStar Communications Corp., Class A+                                                     98,300         3,219,325
Juniper Networks, Inc.+                                                                     33,000           858,330
Nextel Communications, Inc., Class A+                                                      103,700         2,564,501
Vodafone Group, PLC                                                                      1,111,166         2,632,998
Vodafone Group, PLC Sponsored ADR                                                           85,000         2,031,500
                                                                                                     ---------------
                                                                                                          68,797,174
                                                                                                     ---------------

MATERIALS -- 1.5%
METALS & MINERALS -- 1.5%
Nucor Corp.                                                                                 43,200         2,655,936
Rio Tinto, PLC                                                                              67,900         1,677,052
                                                                                                     ---------------
                                                                                                           4,332,988
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $232,833,030)                                                          276,714,775
                                                                                                     ---------------

SHORT-TERM SECURITIES -- 1.7%

REGISTERED INVESTMENT COMPANY -- 1.7%
T. Rowe Price Reserve Investment Fund 1.09% (cost $4,879,860)                            4,879,860         4,879,860
                                                                                                     ---------------

TOTAL INVESTMENTS --
  (cost $237,712,890)                                                       99.8%                        281,594,635
Other assets less liabilities --                                             0.2                             675,139
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $   282,269,774
                                                                           =====                     ===============

----------
+   Non-income producing security
ADR -- American Depository Receipt

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP GROWTH
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.3%

CONSUMER DISCRETIONARY -- 7.8%

APPAREL & TEXTILES -- 1.3%
Cintas Corp.                                                                                   940   $        40,881
Gap, Inc.                                                                                    4,900           107,408
Nike, Inc., Class B                                                                         13,045         1,015,814

AUTOMOTIVE -- 0.6%
Advanced Auto Parts, Inc.+                                                                  10,300           418,901
AutoZone, Inc.+                                                                                480            41,266
Delphi Corp.                                                                                 3,070            30,577
Harley-Davidson, Inc.                                                                        1,650            88,011
Navistar International Corp.+                                                                  380            17,423

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Black & Decker Corp.                                                                           440            25,054
Maytag Corp.                                                                                   450            14,206
Whirlpool Corp.                                                                                400            27,548

RETAIL -- 5.8%
Avery Dennison Corp.                                                                           620            38,570
Avon Products, Inc.                                                                          9,020           684,347
Bed Bath & Beyond, Inc.+                                                                     1,630            68,069
Best Buy Co., Inc.                                                                           1,770            91,544
Dollar General Corp.                                                                         1,850            35,520
Dollar Tree Stores, Inc.+                                                                    8,500           262,565
Family Dollar Stores, Inc.                                                                   5,850           210,308
Kohl's Corp.+                                                                                9,250           447,052
Lowe's Cos., Inc.                                                                           10,000           561,300
RadioShack Corp.                                                                               900            29,844
Staples, Inc.+                                                                               2,730            69,315
Tiffany & Co.                                                                                  810            30,918
TJX Cos., Inc.                                                                               2,750            67,540
Wal-Mart Stores, Inc.                                                                       41,690         2,488,476
Walgreen Co.                                                                                 5,610           184,850
                                                                                                     ---------------
                                                                                                           7,097,307
                                                                                                     ---------------

CONSUMER STAPLES -- 8.1%

FOOD, BEVERAGE & TOBACCO -- 5.2%
Altria Group, Inc.                                                                          11,200           609,840
Anheuser-Busch Cos., Inc.                                                                    4,460           227,460
Brown-Forman Corp., Class B                                                                    680            32,409
Campbell Soup Co.                                                                            2,260            61,630
Coca-Cola Co.                                                                               18,080           909,424
H.J. Heinz Co.                                                                               1,930            71,970
Hershey Foods Corp.                                                                            720            59,652
Kellogg Co.                                                                                  2,260            88,682
McCormick & Co., Inc.                                                                          760            25,475

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
PepsiCo, Inc.                                                                               33,500   $     1,803,975
Sara Lee Corp.                                                                               4,340            94,873
Sysco Corp.                                                                                  3,520           137,456
UST, Inc.                                                                                      910            32,851
Wm. Wrigley Jr. Co.                                                                          9,040           534,445

HOUSEHOLD & PERSONAL PRODUCTS -- 2.9%
Clorox Co.                                                                                   1,160            56,736
Colgate-Palmolive Co.                                                                       13,910           766,441
Gillette Co.                                                                                 5,510           215,441
Kimberly-Clark Corp.                                                                         2,740           172,894
Procter & Gamble Co.                                                                        13,520         1,417,977
                                                                                                     ---------------
                                                                                                           7,319,631
                                                                                                     ---------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Apollo Group, Inc., Class A+                                                                   960            82,666
                                                                                                     ---------------

ENERGY -- 1.9%

ENERGY SERVICES -- 0.9%
BJ Services Co.+                                                                             6,675           288,827
Schlumberger, Ltd.                                                                           3,220           205,597
Suncor Energy, Inc.                                                                         12,330           337,226

ENERGY SOURCES -- 1.0%
Anadarko Petroleum Corp.                                                                     2,700           140,022
Apache Corp.                                                                                 3,280           141,597
Exxon Mobil Corp.                                                                            5,634           234,318
Murphy Oil Corp.                                                                             6,145           386,951
                                                                                                     ---------------
                                                                                                           1,734,538
                                                                                                     ---------------

FINANCE -- 12.0%

BANKS -- 3.2%
Bank of America Corp.                                                                       14,385         1,164,897
Bank One Corp.                                                                               2,900           158,108
Fifth Third Bancorp                                                                          7,145           395,619
Golden West Financial Corp.                                                                  1,300           145,535
North Fork Bancorp., Inc.                                                                      840            35,549
State Street Corp.                                                                           3,000           156,390
Synovus Financial Corp.                                                                      1,660            40,587
Wells Fargo & Co.                                                                           14,870           842,683

FINANCIAL SERVICES -- 6.6%
American Express Co.                                                                         7,040           365,024
Charles Schwab Corp.                                                                        21,250           246,713
Citigroup, Inc.                                                                              3,666           189,532
Deluxe Corp.                                                                                   290            11,629
Equifax, Inc.                                                                                  770            19,881
Fannie Mae                                                                                  22,550         1,676,593
Federated Investors, Inc., Class B                                                             610            19,172
Freddie Mac                                                                                 12,900           761,874
Goldman Sachs Group, Inc.                                                                    9,155           955,324
H&R Block, Inc.                                                                                980            50,009

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
MBNA Corp.                                                                                  10,800   $       298,404
Merrill Lynch & Co., Inc.                                                                    4,000           238,240
Moody's Corp.                                                                                7,770           550,116
Morgan Stanley                                                                               3,250           186,225
SLM Corp.                                                                                    8,155           341,287
T. Rowe Price Group, Inc.                                                                      690            37,143

INSURANCE -- 2.2%
Allstate Corp.                                                                              11,825           537,564
Ambac Financial Group, Inc.                                                                  2,000           147,560
Berkshire Hathaway, Inc., Class B+                                                             339         1,054,632
Marsh & McLennan Cos., Inc.                                                                  2,900           134,270
Willis Group Holdings, Ltd.                                                                  3,700           137,640
                                                                                                     ---------------
                                                                                                          10,898,200
                                                                                                     ---------------

HEALTHCARE -- 19.5%

DRUGS -- 11.7%
Abbott Laboratories                                                                          8,560           351,816
Allergan, Inc.                                                                                 720            60,595
Amgen, Inc.+                                                                                16,060           934,210
Bristol-Myers Squibb Co.                                                                    10,620           257,323
Caremark Rx, Inc.+                                                                           9,000           299,250
Chiron Corp.+                                                                                1,020            44,890
Eli Lilly & Co.                                                                             10,550           705,795
Forest Laboratories, Inc.+                                                                  10,180           729,092
Genentech, Inc.+                                                                            22,165         2,345,500
Invitrogen Corp.+                                                                            5,143           368,702
Merck & Co., Inc.                                                                           15,470           683,619
Pfizer, Inc.                                                                                83,415         2,923,696
Schering-Plough Corp.                                                                        7,300           118,406
Wyeth                                                                                       21,340           801,317

HEALTH SERVICES -- 4.6%
Aetna, Inc.                                                                                 14,305         1,283,445
Anthem, Inc.+                                                                                4,600           416,944
Express Scripts, Inc., Class A+                                                                430            32,074
IMS Health, Inc.                                                                             1,320            30,703
UnitedHealth Group, Inc.                                                                    34,560         2,227,046
WellPoint Health Networks, Inc.+                                                             1,660           188,775

MEDICAL PRODUCTS -- 3.2%
Baxter International, Inc.                                                                   3,340           103,172
Biogen Idec, Inc.+                                                                           1,790            99,524
Biomet, Inc.                                                                                 1,410            54,088
Boston Scientific Corp.+                                                                     4,480           189,862
C.R. Bard, Inc.                                                                                290            28,316
Cardinal Health, Inc.                                                                        2,380           163,982
Guidant Corp.                                                                                1,700           107,729
Johnson & Johnson                                                                           24,040         1,219,309
Medtronic, Inc.                                                                             11,430           545,782
St. Jude Medical, Inc.+                                                                      3,440           248,024
Stryker Corp.                                                                                1,100            97,383
Zimmer Holdings, Inc.+                                                                       1,320            97,390
                                                                                                     ---------------
                                                                                                          17,757,759
                                                                                                     ---------------

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL -- 7.5%

AEROSPACE & MILITARY TECHNOLOGY -- 1.2%
Boeing Co.                                                                                   4,610   $       189,332
Lockheed Martin Corp.                                                                        5,570           254,215
Northrop Grumman Corp.                                                                       3,755           369,567
Rockwell Collins, Inc.                                                                         980            30,978
United Technologies Corp.                                                                    2,820           243,366

BUSINESS SERVICES -- 2.1%
Cendant Corp.                                                                               27,400           668,286
First Data Corp.                                                                            26,000         1,096,160
Monster Worldwide, Inc.+                                                                       620            16,244
Paychex, Inc.                                                                                2,060            73,336
Robert Half International, Inc.+                                                               940            22,203

ELECTRICAL EQUIPMENT -- 0.1%
Emerson Electric Co.                                                                         2,310           138,415

MULTI-INDUSTRY -- 3.6%
3M Co.                                                                                      12,800         1,047,936
American Standard Cos., Inc.+                                                                  400            45,500
General Electric Co.                                                                        68,130         2,079,328
Tyco International, Ltd.                                                                     5,200           148,980

TRANSPORTATION -- 0.5%
United Parcel Service, Inc., Class B                                                         6,180           431,611
                                                                                                     ---------------
                                                                                                           6,855,457
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 7.4%

BROADCASTING & MEDIA -- 5.3%
Cablevision Systems New York Group, Class A+                                                 6,099           139,545
Citadel Broadcasting Corp.+                                                                 10,000           174,500
Clear Channel Communications, Inc.                                                          17,576           744,344
Dow Jones & Co., Inc.                                                                          460            22,039
E.W. Scripps Co., Class A                                                                    1,500           151,665
Gannett Co., Inc.                                                                            2,600           229,164
Lamar Advertising Co.+                                                                       9,900           398,178
Liberty Media Corp., Class A+                                                               15,900           174,105
McGraw-Hill Cos., Inc.                                                                      11,950           909,873
Meredith Corp.                                                                                 280            14,157
New York Times Co., Class A                                                                    830            36,686
Omnicom Group, Inc.                                                                          1,040            83,460
Time Warner, Inc.+                                                                          22,400           377,664
Tribune Co.                                                                                  3,100           156,364
Univision Communications, Inc., Class A+                                                    13,650           450,586
Viacom, Inc., Class B                                                                       20,267           794,669

ENTERTAINMENT PRODUCTS -- 0.3%
International Game Technology                                                                1,890            84,974
Knight-Ridder, Inc.                                                                            450            32,963
Metro-Goldwyn-Mayer, Inc.+                                                                   9,122           158,723

LEISURE & TOURISM -- 1.8%
GTECH Holdings Corp.                                                                         4,700           277,958
Harrah's Entertainment, Inc.                                                                 1,500            82,335
Marriott International, Inc., Class A                                                        8,800           374,440

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Outback Steakhouse, Inc.                                                                     2,435   $       118,584
Sabre Holdings Corp.                                                                         8,300           205,923
Starbucks Corp.+                                                                             2,160            81,540
Starwood Hotels & Resorts Worldwide, Inc.                                                   10,000           405,000
Yum! Brands, Inc.+                                                                           1,620            61,544
                                                                                                     ---------------
                                                                                                           6,740,983
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 31.2%

COMMUNICATION EQUIPMENT -- 1.6%
Network Appliance, Inc.+                                                                     1,880            40,326
QUALCOMM, Inc.                                                                              20,800         1,381,536

COMPUTER SERVICES -- 1.1%
Autodesk, Inc.                                                                                 620            19,604
Automatic Data Processing, Inc.                                                              3,220           135,240
CheckFree Corp.+                                                                             4,600           135,516
Symantec Corp.+                                                                              9,460           437,998
Synopsys, Inc.+                                                                              8,330           241,237
Unisys Corp.+                                                                                1,820            25,990

COMPUTER SOFTWARE -- 5.9%
Adobe Systems, Inc.                                                                          1,300            51,259
Citrix Systems, Inc.+                                                                          900            19,458
Electronic Arts, Inc.+                                                                      29,120         1,571,315
Intuit, Inc.+                                                                                5,080           227,991
Mercury Interactive Corp.+                                                                     500            22,400
Microsoft Corp.@                                                                           121,420         3,031,858
Novell, Inc.+                                                                                2,060            23,443
Oracle Corp.+                                                                               28,610           343,606
Parametric Technology Corp.+                                                                 1,460             6,599
VERITAS Software Corp.+                                                                      2,340            62,969

COMPUTERS & BUSINESS EQUIPMENT -- 4.2%
Apple Computer, Inc.+                                                                       29,820           806,631
Dell, Inc.+                                                                                 39,510         1,328,326
EMC Corp.+                                                                                  31,440           427,898
International Business Machines Corp.                                                        9,300           854,112
Lexmark International, Inc., Class A+                                                          700            64,400
Millipore Corp.+                                                                               270            13,873
Pitney Bowes, Inc.                                                                           1,280            54,541
SanDisk Corp.+                                                                               9,160           259,869

ELECTRONICS -- 8.3%
Agilent Technologies, Inc.+                                                                  2,600            82,238
Altera Corp.+                                                                                2,070            42,332
Analog Devices, Inc.                                                                         2,040            97,940
Applied Materials, Inc.+                                                                    52,295         1,118,067
Broadcom Corp., Class A+                                                                     1,650            64,630
Energizer Holdings, Inc.+                                                                   14,473           675,744
Intel Corp.                                                                                 68,190         1,854,768
KLA-Tencor Corp.+                                                                           15,135           762,047
Linear Technology Corp.                                                                      5,100           188,802
Maxim Integrated Products, Inc.                                                              1,790            84,291
National Semiconductor Corp.+                                                                  970            43,097

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
NVIDIA Corp.+                                                                               15,465   $       409,668
PMC-Sierra, Inc.+                                                                              950            16,122
QLogic Corp.+                                                                                  520            17,165
Samsung Electronics Co., Ltd.                                                                1,740           868,141
Teradyne, Inc.+                                                                              1,040            24,783
Texas Instruments, Inc.                                                                     37,030         1,082,017
Waters Corp.+                                                                                  670            27,363
Xilinx, Inc.+                                                                                1,880            71,440

INTERNET CONTENT -- 4.1%
Amazon.com, Inc.+                                                                           11,300           489,064
eBay, Inc.+                                                                                 33,125         2,296,556
Yahoo!, Inc.+                                                                               20,525           997,310

TELECOMMUNICATIONS -- 6.0%
American Tower Corp., Class A+                                                               6,400            72,640
Avaya, Inc.+                                                                                 2,320            36,842
Cisco Systems, Inc.+                                                                       102,700         2,415,504
Crown Castle International Corp.+                                                              800            10,104
EchoStar Communications Corp., Class A+                                                     22,945           751,449
Lucent Technologies, Inc.+                                                                  23,320            95,845
Nextel Communications, Inc., Class A+                                                       38,945           963,110
Nokia Oyj Sponsored ADR                                                                     16,520           335,025
Qwest Communications International, Inc.+                                                    9,660            41,635
Sprint Corp. (PCS Group)+                                                                   19,560           179,952
Valassis Communications, Inc.+                                                               3,400           103,360
Vodafone Group, PLC Sponsored ADR                                                           20,185           482,421
                                                                                                     ---------------
                                                                                                          28,389,467
                                                                                                     ---------------

MATERIALS -- 0.8%

CHEMICALS -- 0.7%
Dow Chemical Co.                                                                             5,100           205,428
du Pont (E.I.) de Nemours and Co.                                                            5,460           230,521
Ecolab, Inc.                                                                                 1,410            40,227
Hercules, Inc.+                                                                                620             7,118
International Flavors & Fragrances, Inc.                                                       530            18,815
Praxair, Inc.                                                                                1,790            66,445
Sigma-Aldrich Corp.                                                                            380            21,029

METALS & MINERALS -- 0.1%
Ball Corp.                                                                                     320            21,690
Freeport-McMoRan Copper & Gold, Inc., Class B                                                  940            36,744

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                              470            23,373
                                                                                                     ---------------
                                                                                                             671,390
                                                                                                     ---------------

UTILITIES -- 0.0%

ELECTRIC UTILITIES -- 0.0%
AES Corp.+                                                                                   3,400            29,002
                                                                                                     ---------------
TOTAL COMMON STOCK (cost $79,707,189)                                                                     87,576,400
                                                                                                     ---------------

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS -- 1.3%

FINANCE -- 1.3%

FINANCIAL SERVICES -- 1.3%
iShares S&P 500/Barra Growth Index Fund (cost $1,206,455)                                   21,300   $     1,182,576
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $80,913,644)                                                            88,758,976
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 1.2%

U.S. GOVERNMENT AGENCIES -- 1.1%
Federal National Mtg. Assoc. Disc. Notes 1.03% due 04/01/04                        $     1,000,000         1,000,000
                                                                                                     ---------------
U.S. GOVERNMENT OBLIGATIONS -- 0.1%
United States Treasury Bills 0.91% due 06/17/04@                                            60,000            59,887
                                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES (cost $1,059,883)                                                              1,059,887
                                                                                                     ---------------

REPURCHASE AGREEMENTS -- 1.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $577,006 and collateralized by $400,000 of United States Treasury Bonds, bearing interest at 9.25%, due 02/15/16 and having an approximate value
  of $594,699@                                                                             577,000           577,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.93%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $1,000,026 and collateralized by $860,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value
  of $1,025,207                                                                          1,000,000         1,000,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,577,000)                                                              1,577,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
  (cost $83,550,527)                                                       100.5%                         91,395,863
Liabilities in excess of other assets --                                    (0.5)                           (446,815)
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $    90,949,048
                                                                           =====                     ===============

----------
+   Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

   NUMBER                                   EXPIRATION    VALUE AT       VALUE AS OF      UNREALIZED
OF CONTRACTS          DESCRIPTION              DATE      TRADE DATE    MARCH 31, 2004    APPRECIATION
-----------------------------------------------------------------------------------------------------
   2 Long      S&P Barra 500 Growth Index   June 2004    $  273,315    $      277,100    $      3,785

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP COMPOSITE
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.9%

CONSUMER DISCRETIONARY -- 8.5%

APPAREL & TEXTILES -- 0.4%
Cintas Corp.                                                                                   180   $         7,828
Gap, Inc.                                                                                      940            20,605
Hermes International                                                                           300            61,216
Industria de Diseno Textil SA (Inditex)                                                        800            18,488
Jones Apparel Group, Inc.                                                                      140             5,061
Liz Claiborne, Inc.                                                                            120             4,403
Nike, Inc., Class B                                                                            270            21,025
Reebok International, Ltd.                                                                      70             2,894
V.F. Corp.                                                                                     120             5,604

AUTOMOTIVE -- 0.7%
AutoNation, Inc.+                                                                              290             4,944
AutoZone, Inc.+                                                                                 90             7,737
Cooper Tire & Rubber Co.                                                                        90             1,814
Cummins, Inc.                                                                                   50             2,923
Dana Corp.                                                                                     160             3,178
Delphi Corp.                                                                                   590             5,876
Ford Motor Co.                                                                               1,920            26,054
General Motors Corp.                                                                           590            27,789
Genuine Parts Co.                                                                              190             6,217
Goodyear Tire & Rubber Co.+                                                                    190             1,623
Harley-Davidson, Inc.                                                                        2,210           117,881
Navistar International Corp.+                                                                   80             3,668
PACCAR, Inc.                                                                                   175             9,842
Visteon Corp.                                                                                  140             1,340

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Black & Decker Corp.                                                                            90             5,125
Centex Corp.                                                                                   140             7,568
KB HOME                                                                                         50             4,040
Leggett & Platt, Inc.                                                                          210             4,979
Maytag Corp.                                                                                    90             2,841
Pulte Homes, Inc.                                                                              140             7,784
Sherwin-Williams Co.                                                                           160             6,149
Whirlpool Corp.                                                                                 80             5,510

RETAIL -- 7.3%
Avery Dennison Corp.                                                                           120             7,465
Avon Products, Inc.                                                                            240            18,209
Bed Bath & Beyond, Inc.+                                                                       310            12,946
Best Buy Co., Inc.                                                                           2,940           152,057
Big Lots, Inc.+                                                                                130             1,885
Circuit City Stores, Inc.                                                                      230             2,599
Costco Wholesale Corp.+                                                                        480            18,029
CVS Corp.                                                                                      410            14,473
Dillard's, Inc., Class A                                                                        90             1,724
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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Dollar General Corp.                                                                           350   $         6,720
Family Dollar Stores, Inc.                                                                   1,690            60,756
Federated Department Stores, Inc.                                                            2,600           140,530
Home Depot, Inc.                                                                            11,590           433,002
J.C. Penney Co., Inc.                                                                          290            10,086
Kohl's Corp.+                                                                                1,550            74,911
Limited Brands                                                                                 490             9,800
Lowe's Cos., Inc.                                                                              820            46,027
Masco Corp.                                                                                    480            14,611
May Department Stores Co.                                                                      310            10,720
Nordstrom, Inc.                                                                                150             5,985
Office Depot, Inc.+                                                                            320             6,022
RadioShack Corp.                                                                               180             5,969
Ross Stores, Inc.                                                                            2,900            88,769
Sears, Roebuck & Co.                                                                           230             9,881
Staples, Inc.+                                                                                 520            13,203
SUPERVALU, Inc.                                                                                150             4,581
Target Corp.                                                                                 8,450           380,588
Tiffany & Co.                                                                                  150             5,726
TJX Cos., Inc.                                                                                 530            13,017
Toys "R" Us, Inc.+                                                                             230             3,864
W.W. Grainger, Inc.                                                                            100             4,800
Wal-Mart de Mexico SA de CV                                                                  6,100            18,559
Wal-Mart de Mexico SA de CV ADR                                                              1,100            33,660
Wal-Mart Stores, Inc.                                                                       11,250           671,512
Walgreen Co.                                                                                 4,170           137,401
Williams-Sonoma, Inc.+                                                                       2,400            82,080
                                                                                                     ---------------
                                                                                                           2,934,173
                                                                                                     ---------------

CONSUMER STAPLES -- 6.7%

FOOD, BEVERAGE & TOBACCO -- 4.5%
Adolph Coors Co., Class B                                                                       50             3,472
Albertson's, Inc.                                                                              390             8,638
Altria Group, Inc.                                                                           7,250           394,762
Anheuser-Busch Cos., Inc.                                                                      850            43,350
Archer-Daniels-Midland Co.                                                                     680            11,472
Brown-Forman Corp., Class B                                                                    130             6,196
Campbell Soup Co.                                                                              440            11,999
Coca-Cola Co.                                                                                8,680           436,604
Coca-Cola Enterprises, Inc.                                                                    480            11,602
Compass Group, PLC                                                                          14,200            93,692
ConAgra Foods, Inc.                                                                            570            15,356
General Mills, Inc.                                                                            400            18,672
H.J. Heinz Co.                                                                                 380            14,170
Hershey Foods Corp.                                                                            140            11,599
Kellogg Co.                                                                                    430            16,873
Kroger Co.+                                                                                    780            12,979
McCormick & Co., Inc.                                                                          150             5,028
Pepsi Bottling Group, Inc.                                                                     280             8,330
PepsiCo, Inc.                                                                                2,900           156,165
R.J. Reynolds Tobacco Holdings, Inc.                                                            90             5,445
Safeway, Inc.+                                                                                 460             9,467
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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Sara Lee Corp.                                                                                 830   $        18,144
Sysco Corp.                                                                                  2,780           108,559
Unilever, PLC                                                                                2,600            25,768
UST, Inc.                                                                                      180             6,498
Winn-Dixie Stores, Inc.                                                                        150             1,140
Wm. Wrigley Jr. Co.                                                                          1,640            96,957

HOUSEHOLD & PERSONAL PRODUCTS -- 2.2%
Alberto-Culver Co., Class B                                                                     85             3,729
American Greetings Corp., Class A+                                                              80             1,822
Clorox Co.                                                                                     230            11,249
Colgate-Palmolive Co.                                                                          560            30,856
Estee Lauder Cos., Inc., Class A                                                             3,100           137,454
Fortune Brands, Inc.                                                                           160            12,261
Gillette Co.                                                                                 4,560           178,296
Kimberly-Clark Corp.                                                                           530            33,443
Newell Rubbermaid, Inc.                                                                        290             6,728
Procter & Gamble Co.                                                                         3,160           331,421
                                                                                                     ---------------
                                                                                                           2,300,196
                                                                                                     ---------------

EDUCATION -- 0.5%

EDUCATION -- 0.5%
Apollo Group, Inc., Class A+                                                                 2,130           183,414
                                                                                                     ---------------

ENERGY -- 5.6%

ENERGY SERVICES -- 1.8%
Baker Hughes, Inc.                                                                           4,160           151,757
BJ Services Co.+                                                                               170             7,356
Halliburton Co.                                                                                470            14,283
Nabors Industries, Ltd.+                                                                       160             7,320
Noble Corp.+                                                                                   150             5,763
Rowan Cos., Inc.+                                                                              110             2,320
Schlumberger, Ltd.                                                                           2,420           154,517
Sempra Energy                                                                                  240             7,632
Smith International, Inc.+                                                                   2,900           155,179
Southern Co.                                                                                 3,180            96,990
Sunoco, Inc.                                                                                    90             5,614
TECO Energy, Inc.                                                                              200             2,926
Unocal Corp.                                                                                   280            10,439
Xcel Energy, Inc.                                                                              420             7,480

ENERGY SOURCES -- 3.8%
Amerada Hess Corp.                                                                             100             6,528
Anadarko Petroleum Corp.                                                                       260            13,484
Apache Corp.                                                                                   340            14,678
Burlington Resources, Inc.                                                                   1,610           102,444
ChevronTexaco Corp.                                                                          2,320           203,649
ConocoPhillips                                                                                 720            50,263
Devon Energy Corp.                                                                             240            13,956
EOG Resources, Inc.                                                                          1,530            70,212
Exxon Mobil Corp.                                                                           16,402           682,159
Kerr-McGee Corp.                                                                               110             5,665
Marathon Oil Corp.                                                                           3,260           109,764
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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Occidental Petroleum Corp.                                                                     410   $        18,880
Transocean, Inc.+                                                                              340             9,483
                                                                                                     ---------------
                                                                                                           1,930,741
                                                                                                     ---------------

FINANCE -- 19.5%

BANKS -- 5.4%
AmSouth Bancorp                                                                                370             8,699
Bank of America Corp.                                                                        2,920           236,462
Bank of New York Co., Inc.                                                                     810            25,515
Bank One Corp.                                                                               1,170            63,788
BB&T Corp.                                                                                     580            20,474
Charter One Financial, Inc.                                                                    240             8,486
Comerica, Inc.                                                                                 190            10,321
Fifth Third Bancorp                                                                            590            32,668
First Tennessee National Corp.                                                                 140             6,678
FleetBoston Financial Corp.                                                                  1,120            50,288
Golden West Financial Corp.                                                                    160            17,912
Huntington Bancshares, Inc.                                                                    250             5,548
J.P. Morgan Chase & Co.                                                                      7,160           300,362
KeyCorp                                                                                        450            13,631
M & T Bank Corp.                                                                               130            11,681
Marshall & Ilsley Corp.                                                                        240             9,074
National City Corp.                                                                            630            22,415
North Fork Bancorp., Inc.                                                                      160             6,771
Northern Trust Corp.                                                                         2,540           118,339
PNC Financial Services Group, Inc.                                                             300            16,626
Regions Financial Corp.                                                                        240             8,765
SouthTrust Corp.                                                                               350            11,606
State Street Corp.                                                                           3,850           200,700
SunTrust Banks, Inc.                                                                           300            20,913
Synovus Financial Corp.                                                                        320             7,824
U.S. Bancorp                                                                                10,530           291,154
UBS AG                                                                                         700            51,979
Union Planters Corp.                                                                           200             5,970
Wachovia Corp.                                                                               1,390            65,330
Washington Mutual, Inc.                                                                        940            40,147
Wells Fargo & Co.                                                                            2,980           168,877
Zions Bancorp.                                                                                 100             5,720

FINANCIAL SERVICES -- 10.8%
American Express Co.                                                                         6,750           349,987
Bear Stearns Co., Inc.                                                                         100             8,768
Capital One Financial Corp.                                                                  2,140           161,420
Charles Schwab Corp.                                                                         5,020            58,282
CIT Group, Inc.                                                                              3,400           129,370
Citigroup, Inc.                                                                             19,922         1,029,967
Countrywide Credit Industries, Inc.                                                            193            18,509
Credit Suisse Group                                                                          2,700            93,533
Deluxe Corp.                                                                                    60             2,406
E*TRADE Financial Corp.+                                                                       390             5,207
Equifax, Inc.                                                                                  150             3,873
Fannie Mae                                                                                   3,320           246,842
Federated Investors, Inc., Class B                                                             130             4,086
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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Franklin Resources, Inc.                                                                       270   $        15,034
Freddie Mac                                                                                  1,930           113,986
Goldman Sachs Group, Inc.                                                                    2,000           208,700
H&R Block, Inc.                                                                                190             9,696
Janus Capital Group, Inc.                                                                      260             4,259
Kingfisher, PLC                                                                             12,500            66,371
Lehman Brothers Holdings, Inc.                                                                 290            24,032
MBNA Corp.                                                                                   2,740            75,706
Mellon Financial Corp.                                                                       7,350           229,982
Merrill Lynch & Co., Inc.                                                                    6,520           388,331
Moody's Corp.                                                                                  160            11,328
Morgan Stanley                                                                               3,850           220,605
Providian Financial Corp.+                                                                     310             4,061
SLM Corp.                                                                                    5,570           233,104
T. Rowe Price Group, Inc.                                                                      140             7,536

INSURANCE -- 3.0%
ACE, Ltd.                                                                                    2,190            93,425
AFLAC, Inc.                                                                                    540            21,676
Allstate Corp.                                                                                 740            33,640
Ambac Financial Group, Inc.                                                                    120             8,854
American International Group, Inc.#                                                          2,740           195,499
Aon Corp.                                                                                      340             9,489
Berkshire Hathaway, Inc., Class B+                                                              60           186,661
Chubb Corp.                                                                                    190            13,213
CIGNA Corp.                                                                                    140             8,263
Cincinnati Financial Corp.                                                                     170             7,386
Hartford Financial Services Group, Inc.                                                      2,200           140,140
Jefferson-Pilot Corp.                                                                          150             8,251
John Hancock Financial Services, Inc.                                                          310            13,544
Lincoln National Corp.                                                                         190             8,991
Loews Corp.                                                                                    200            11,812
Marsh & McLennan Cos., Inc.                                                                    550            25,465
MBIA, Inc.                                                                                     160            10,032
MetLife, Inc.                                                                                  800            28,544
MGIC Investment Corp.                                                                          110             7,065
Principal Financial Group, Inc.                                                                330            11,758
Progressive Corp.                                                                              220            19,272
Prudential Financial, Inc.                                                                     560            25,077
SAFECO Corp.                                                                                   150             6,476
St. Paul Cos., Inc.                                                                            250            10,002
Torchmark Corp.                                                                                120             6,455
Travelers Property Casualty Corp., Class A                                                   5,168            88,631
Travelers Property Casualty Corp., Class B                                                   1,050            18,133
UnumProvident Corp.                                                                            320             4,682
XL Capital, Ltd., Class A                                                                      140            10,646
                                                                                                     ---------------
                                                                                                           6,622,786
                                                                                                     ---------------

HEALTHCARE -- 13.6%

DRUGS -- 7.3%
Abbott Laboratories                                                                          1,640            67,404
Allergan, Inc.                                                                               1,130            95,101
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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Amgen, Inc.+                                                                                 5,850   $       340,294
Bristol-Myers Squibb Co.                                                                     2,040            49,429
Caremark Rx, Inc.+                                                                           4,370           145,302
Chiron Corp.+                                                                                  190             8,362
Eli Lilly & Co.                                                                              1,580           105,702
Forest Laboratories, Inc.+                                                                   2,280           163,294
Genentech, Inc.+                                                                             2,000           211,640
Genzyme Corp.+                                                                                 230            10,819
Gilead Sciences, Inc.+                                                                       1,600            89,232
King Pharmaceuticals, Inc.+                                                                    250             4,210
Merck & Co., Inc.                                                                            4,290           189,575
Pfizer, Inc.                                                                                22,812           799,561
Schering-Plough Corp.                                                                        1,540            24,979
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                           1,900           120,479
Watson Pharmaceuticals, Inc.+                                                                  120             5,135
Wyeth                                                                                        2,800           105,140

HEALTH SERVICES -- 3.0%
Aetna, Inc.                                                                                  1,360           122,019
Anthem, Inc.+                                                                                2,040           184,906
Express Scripts, Inc., Class A+                                                                 90             6,713
HCA, Inc.                                                                                      520            21,122
Health Management Associates, Inc., Class A                                                    260             6,035
Humana, Inc.+                                                                                  170             3,233
IMS Health, Inc.                                                                               260             6,048
Manor Care, Inc.                                                                               100             3,529
Medco Health Solutions, Inc.+                                                                  280             9,520
Quest Diagnostics, Inc.                                                                        110             9,111
Tenet Healthcare Corp.+                                                                        480             5,357
UnitedHealth Group, Inc.                                                                     6,660           429,170
WellPoint Health Networks, Inc.+                                                             2,060           234,263

MEDICAL PRODUCTS -- 3.6%
AmerisourceBergen Corp.                                                                        110             6,015
Bausch & Lomb, Inc.                                                                             60             3,598
Baxter International, Inc.                                                                     640            19,770
Becton Dickinson & Co.                                                                       2,170           105,202
Biogen Idec, Inc.+                                                                             340            18,904
Biomet, Inc.                                                                                 1,360            52,170
Boston Scientific Corp.+                                                                     1,460            61,875
C.R. Bard, Inc.                                                                                 60             5,858
Cardinal Health, Inc.                                                                        1,250            86,125
Guidant Corp.                                                                                2,020           128,007
Johnson & Johnson                                                                            8,520           432,134
McKesson Corp.                                                                                 300             9,027
MedImmune, Inc.+                                                                               260             6,001
Medtronic, Inc.                                                                              3,470           165,693
St. Jude Medical, Inc.+                                                                      1,580           113,918
Stryker Corp.                                                                                  210            18,591
Zimmer Holdings, Inc.+                                                                         250            18,445
                                                                                                     ---------------
                                                                                                           4,828,017
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 11.0%

AEROSPACE & MILITARY TECHNOLOGY -- 1.2%
Boeing Co.                                                                                   2,780           114,174
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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

AEROSPACE & MILITARY TECHNOLOGY (CONTINUED)
General Dynamics Corp.                                                                         200   $        17,866
Goodrich Corp.                                                                                 130             3,649
Lockheed Martin Corp.                                                                          470            21,451
Northrop Grumman Corp.                                                                         190            18,700
Raytheon Co.                                                                                   430            13,476
Rockwell Automation, Inc.                                                                      200             6,934
Rockwell Collins, Inc.                                                                         190             6,006
Textron, Inc.                                                                                  140             7,441
United Technologies Corp.                                                                    2,140           184,682

BUSINESS SERVICES -- 3.6%
Accenture, Ltd., Class A+                                                                    5,000           124,000
Adecco SA                                                                                    1,100            60,761
Allied Waste Industries, Inc.+                                                                 330             4,392
Applera Corp.                                                                                  220             4,352
Cendant Corp.                                                                                6,860           167,315
Convergys Corp.+                                                                               160             2,432
Eastman Kodak Co.                                                                              300             7,851
First Data Corp.                                                                             3,835           161,684
Fluor Corp.                                                                                     90             3,482
Ingersoll-Rand Co., Inc., Class A                                                            1,780           120,417
Interpublic Group Cos., Inc.+                                                                6,230            95,817
Monsanto Co.                                                                                 3,180           116,611
Monster Worldwide, Inc.+                                                                       120             3,144
Pall Corp.                                                                                     150             3,403
Paychex, Inc.                                                                                  390            13,884
R.R. Donnelley & Sons Co.                                                                      220             6,655
Robert Half International, Inc.+                                                               190             4,488
SunGard Data Systems, Inc.+                                                                  1,800            49,320
Waste Management, Inc.                                                                       4,610           139,130
Xerox Corp.+                                                                                10,840           157,939

ELECTRICAL EQUIPMENT -- 0.2%
American Power Conversion Corp.                                                                210             4,832
Crane Co.                                                                                       80             2,640
Eaton Corp.                                                                                    160             8,991
Emerson Electric Co.                                                                           440            26,365
Jabil Circuit, Inc.+                                                                           210             6,180
Johnson Controls, Inc.                                                                         200            11,830
Power-One, Inc.+                                                                               100             1,106

MACHINERY -- 0.4%
Caterpillar, Inc.                                                                            1,060            83,814
Deere & Co.                                                                                    250            17,328
Dover Corp.                                                                                    220             8,529
Illinois Tool Works, Inc.                                                                      320            25,354
Parker-Hannifin Corp.                                                                          130             7,345
Snap-On, Inc.                                                                                   80             2,587
Stanley Works                                                                                   90             3,841

MULTI-INDUSTRY -- 4.8%
3M Co.                                                                                       2,120           173,565
American Standard Cos., Inc.+                                                                   80             9,100
Danaher Corp.                                                                                1,460           136,320
General Electric Co.@                                                                       27,540           840,521
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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY (CONTINUED)
Honeywell International, Inc.                                                                4,300   $       145,555
ITT Industries, Inc.                                                                           100             7,633
Tyco International, Ltd.                                                                    11,900           340,935

TRANSPORTATION -- 0.8%
Burlington Northern Santa Fe Corp.                                                             400            12,600
CSX Corp.                                                                                      230             6,967
FedEx Corp.                                                                                    310            23,300
Norfolk Southern Corp.                                                                         420             9,278
Ryder System, Inc.                                                                              70             2,711
Union Pacific Corp.                                                                            270            16,151
United Parcel Service, Inc., Class B                                                         3,080           215,107
                                                                                                     ---------------
                                                                                                           3,791,941
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 6.8%

BROADCASTING & MEDIA -- 3.9%
British Sky Broadcasting Group, PLC+                                                         6,000            74,925
Clear Channel Communications, Inc.                                                           3,540           149,919
Comcast Corp., Class A+                                                                      2,370            68,114
Comcast Corp., Sp. Class A+                                                                  4,600           128,248
Dow Jones & Co., Inc.                                                                           90             4,312
E.W. Scripps Co., Class A                                                                    1,000           101,110
Gannett Co., Inc.                                                                              290            25,561
Liberty Media Corp., Class A+                                                                8,940            97,893
McGraw-Hill Cos., Inc.                                                                         210            15,989
Meredith Corp.                                                                                  70             3,539
New York Times Co., Class A                                                                    160             7,072
News Corp., Ltd. ADR                                                                         3,100            98,301
Omnicom Group, Inc.                                                                            200            16,050
Time Warner, Inc.+                                                                          13,090           220,697
Tribune Co.                                                                                    350            17,654
Univision Communications, Inc., Class A+                                                     3,730           123,127
Viacom, Inc., Class B                                                                        5,079           199,148

ENTERTAINMENT PRODUCTS -- 1.1%
Hasbro, Inc.                                                                                   190             4,133
International Game Technology                                                                4,260           191,530
Knight-Ridder, Inc.                                                                             90             6,592
Mattel, Inc.                                                                                   460             8,482
Walt Disney Co.                                                                              6,950           173,680

LEISURE & TOURISM -- 1.8%
Brunswick Corp.                                                                                100             4,083
Carnival Corp.                                                                               5,760           258,682
Darden Restaurants, Inc.                                                                       180             4,462
Delta Air Lines, Inc.                                                                          140             1,109
Harrah's Entertainment, Inc.                                                                   120             6,587
Hilton Hotels Corp.                                                                            400             6,500
Marriott International, Inc., Class A                                                          250            10,638
McDonald's Corp.                                                                             5,230           149,421
MGM Mirage, Inc.+                                                                            1,300            58,942
Sabre Holdings Corp.                                                                           140             3,473
Southwest Airlines Co.                                                                         830            11,794
Starbucks Corp.+                                                                             1,910            72,102
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
                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Starwood Hotels & Resorts Worldwide, Inc.                                                      220   $         8,910
Wendy's International, Inc.                                                                    120             4,883
Yum! Brands, Inc.+                                                                             310            11,777
                                                                                                     ---------------
                                                                                                           2,349,439
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 21.6%

COMMUNICATION EQUIPMENT -- 0.6%
Network Appliance, Inc.+                                                                       360             7,722
QUALCOMM, Inc.                                                                               2,840           188,633
Symbol Technologies, Inc.                                                                      250             3,450

COMPUTER SERVICES -- 1.1%
Affiliated Computer Services, Inc., Class A+                                                 3,200           166,080
Autodesk, Inc.                                                                                 120             3,794
Automatic Data Processing, Inc.                                                                620            26,040
Computer Associates International, Inc.                                                        610            16,384
Computer Sciences Corp.+                                                                       190             7,663
Electronic Data Systems Corp.                                                                  500             9,675
Sun Microsystems, Inc.+                                                                      3,460            14,394
Symantec Corp.+                                                                              2,820           130,566
Synopsys, Inc.+                                                                                300             8,688
Unisys Corp.+                                                                                  350             4,998

COMPUTER SOFTWARE -- 4.8%
Adobe Systems, Inc.                                                                          4,550           179,406
BMC Software, Inc.+                                                                            230             4,497
Citrix Systems, Inc.+                                                                          170             3,675
Compuware Corp.+                                                                               410             3,055
Electronic Arts, Inc.+                                                                         310            16,728
Fiserv, Inc.+                                                                                3,300           118,041
Intuit, Inc.+                                                                                2,400           107,712
Mercury Interactive Corp.+                                                                   1,700            76,160
Microsoft Corp.@                                                                            37,060           925,388
Novell, Inc.+                                                                                  390             4,438
Oracle Corp.+                                                                                5,500            66,055
Parametric Technology Corp.+                                                                   300             1,356
PeopleSoft, Inc.+                                                                              390             7,211
SAP AG                                                                                         600            94,886
Siebel Systems, Inc.+                                                                          520             5,985
VERITAS Software Corp.+                                                                      2,150            57,857

COMPUTERS & BUSINESS EQUIPMENT -- 3.2%
Apple Computer, Inc.+                                                                          380            10,279
Dell, Inc.+                                                                                 11,390           382,932
EMC Corp.+                                                                                   7,340            99,897
Gateway, Inc.+                                                                                 400             2,112
Hewlett-Packard Co.                                                                          3,210            73,316
International Business Machines Corp.                                                        3,680           337,971
Lexmark International, Inc., Class A+                                                        1,330           122,360
Millipore Corp.+                                                                                70             3,597
NCR Corp.+                                                                                     100             4,406
Pitney Bowes, Inc.                                                                             250            10,653
Research In Motion, Ltd.+                                                                      700            65,317
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
                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS -- 4.6%
Advanced Micro Devices, Inc.+                                                                  360   $         5,843
Agilent Technologies, Inc.+                                                                  2,700            85,401
Altera Corp.+                                                                                  390             7,976
Analog Devices, Inc.                                                                         1,690            81,137
Applied Materials, Inc.+                                                                     8,870           189,641
Applied Micro Circuits Corp.+                                                                  340             1,955
Broadcom Corp., Class A+                                                                     1,610            63,064
Intel Corp.                                                                                 17,420           473,824
KLA-Tencor Corp.+                                                                              200            10,070
Linear Technology Corp.                                                                        320            11,846
LSI Logic Corp.+                                                                               390             3,643
Maxim Integrated Products, Inc.                                                              1,040            48,974
Micron Technology, Inc.+                                                                       640            10,694
Molex, Inc.                                                                                    210             6,382
National Semiconductor Corp.+                                                                  190             8,442
Novellus Systems, Inc.+                                                                        160             5,086
NVIDIA Corp.+                                                                                  170             4,503
PerkinElmer, Inc.                                                                              140             2,897
PMC-Sierra, Inc.+                                                                              190             3,224
QLogic Corp.+                                                                                1,800            59,418
Samsung Electronics Co., Ltd.                                                                  200            99,786
Sanmina-SCI Corp.+                                                                             540             5,945
Semiconductor Manufacturing International Corp. ADR+                                           300             4,530
Solectron Corp.+                                                                            13,380            73,991
STMicroelectronics NV                                                                        3,400            80,162
Tektronix, Inc.                                                                                 90             2,944
Teradyne, Inc.+                                                                                200             4,766
Texas Instruments, Inc.                                                                      4,720           137,919
Thermo Electron Corp.+                                                                         180             5,090
Thomas & Betts Corp.                                                                            70             1,527
Waters Corp.+                                                                                  130             5,309
Xilinx, Inc.+                                                                                1,860            70,680

INTERNET CONTENT -- 1.2%
eBay, Inc.+                                                                                  2,280           158,072
InterActiveCorp.+                                                                            3,200           101,088
Yahoo!, Inc.+                                                                                3,400           165,206

TELECOMMUNICATIONS -- 6.1%
ADC Telecommunications, Inc.+                                                                  850             2,465
Alltel Corp.                                                                                   320            15,965
Andrew Corp.+                                                                                  170             2,975
AT&T Corp.                                                                                     830            16,243
AT&T Wireless Services, Inc.+                                                                2,860            38,925
Avaya, Inc.+                                                                                   440             6,987
BellSouth Corp.                                                                              1,920            53,165
CenturyTel, Inc.                                                                               160             4,398
CIENA Corp.+                                                                                   500             2,485
Cisco Systems, Inc.+                                                                        21,230           499,330
Citizens Communications Co.+                                                                   300             3,882
Comverse Technology, Inc.+                                                                     210             3,809
Corning, Inc.+                                                                              11,110           124,210
EchoStar Communications Corp., Class A+                                                      4,200           137,550

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
JDS Uniphase Corp.+                                                                          1,510   $         6,146
Juniper Networks, Inc.+                                                                      1,000            26,010
Lucent Technologies, Inc.+                                                                   4,480            18,413
Motorola, Inc.                                                                               9,660           170,016
Nextel Communications, Inc., Class A+                                                       11,550           285,631
Qwest Communications International, Inc.+                                                    1,860             8,017
SBC Communications, Inc.                                                                     3,480            85,399
Scientific-Atlanta, Inc.                                                                       160             5,174
Sprint Corp. (FON Group)                                                                       950            17,509
Sprint Corp. (PCS Group)+                                                                    1,090            10,028
Tellabs, Inc.+                                                                                 430             3,711
Verizon Communications, Inc.                                                                 7,200           263,088
Vodafone Group, PLC                                                                         51,189           121,296
Vodafone Group, PLC Sponsored ADR                                                            6,600           157,740
                                                                                                     ---------------
                                                                                                           7,464,979
                                                                                                     ---------------

MATERIALS -- 2.0%

CHEMICALS -- 0.4%
Air Products & Chemicals, Inc.                                                                 240            12,029
Ashland, Inc.                                                                                   80             3,719
Dow Chemical Co.                                                                               980            39,474
du Pont (E.I.) de Nemours and Co.                                                            1,050            44,331
Eastman Chemical Co.                                                                            90             3,841
Ecolab, Inc.                                                                                   280             7,988
Engelhard Corp.                                                                                140             4,185
Great Lakes Chemical Corp.                                                                      70             1,670
Hercules, Inc.+                                                                                120             1,378
International Flavors & Fragrances, Inc.                                                       100             3,550
PPG Industries, Inc.                                                                           180            10,494
Praxair, Inc.                                                                                  350            12,992
Rohm and Haas Co.                                                                              240             9,562
Sigma-Aldrich Corp.                                                                             80             4,427

FOREST PRODUCTS -- 0.5%
Bemis Co.                                                                                      130             3,380
Boise Cascade Corp.                                                                            100             3,465
Georgia-Pacific Corp.                                                                          260             8,759
International Paper Co.                                                                        500            21,130
Louisiana-Pacific Corp.                                                                        120             3,096
MeadWestvaco Corp.                                                                           3,620           102,410
Pactiv Corp.+                                                                                  170             3,783
Plum Creek Timber Co., Inc.                                                                    200             6,496
Temple-Inland, Inc.                                                                             60             3,800
Weyerhaeuser Co.                                                                               240            15,720

METALS & MINERALS -- 1.1%
Alcoa, Inc.                                                                                    910            31,568
Allegheny Technologies, Inc.                                                                    90             1,089
Ball Corp.                                                                                      60             4,067
Cooper Industries, Ltd., Class A                                                               100             5,718
Freeport-McMoRan Copper & Gold, Inc., Class B                                                  180             7,036
Newmont Mining Corp.                                                                           450            20,984
Nucor Corp.                                                                                  2,090           128,493

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

METALS & MINERALS (CONTINUED)
Phelps Dodge Corp.+                                                                          1,090   $        89,009
Rio Tinto, PLC                                                                               3,000            74,097
United States Steel Corp.                                                                      120             4,472
Vulcan Materials Co.                                                                           110             5,218
Worthington Industries, Inc.                                                                   100             1,917

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                               90             4,476
                                                                                                     ---------------
                                                                                                             709,823
                                                                                                     ---------------

REAL ESTATE -- 0.1%

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Apartment Investment & Management Co., Class A                                                 100             3,109
Equity Office Properties Trust                                                                 430            12,423
Equity Residential                                                                             300             8,955
ProLogis                                                                                       190             6,815
Simon Property Group, Inc.                                                                     210            12,272
                                                                                                     ---------------
                                                                                                              43,574
                                                                                                     ---------------

UTILITIES -- 0.8%

ELECTRIC UTILITIES -- 0.7%
AES Corp.+                                                                                     650             5,545
Allegheny Energy, Inc.+                                                                        140             1,919
Ameren Corp.                                                                                   200             9,218
American Electric Power Co., Inc.                                                              420            13,826
Calpine Corp.+                                                                                 430             2,008
Centerpoint Energy, Inc.                                                                       330             3,772
Cinergy Corp.                                                                                  190             7,769
CMS Energy Corp.+                                                                              170             1,522
Consolidated Edison, Inc.                                                                      240            10,584
Constellation Energy Group, Inc.                                                               180             7,191
Dominion Resources, Inc.                                                                       350            22,505
DTE Energy Co.                                                                                 180             7,407
Duke Energy Corp.                                                                              950            21,470
Edison International                                                                           350             8,501
Entergy Corp.                                                                                  250            14,875
Exelon Corp.                                                                                   340            23,416
FirstEnergy Corp.                                                                              350            13,678
FPL Group, Inc.                                                                                200            13,370
NiSource, Inc.                                                                                 280             5,950
PG&E Corp.+                                                                                    440            12,747
Pinnacle West Capital Corp.                                                                    100             3,935
PPL Corp.                                                                                      190             8,664
Progress Energy, Inc.                                                                          260            12,241
Public Service Enterprise Group, Inc.                                                          250            11,745
TXU Corp.                                                                                      350            10,031

GAS & PIPELINE UTILITIES -- 0.1%
Dynegy, Inc., Class A+                                                                         400             1,584
El Paso Corp.                                                                                  670             4,764
KeySpan Corp.                                                                                  170             6,497
Kinder Morgan, Inc.                                                                            130             8,193

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Nicor, Inc.                                                                                     60   $         2,114
Peoples Energy Corp.                                                                            50             2,232
Williams Cos., Inc.                                                                            540             5,168
                                                                                                     ---------------
                                                                                                             284,441
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 0.2%

BROADCASTING & MEDIA -- 0.2%
Sogecable SA+                                                                                1,200            50,315
                                                                                                     ---------------
TOTAL COMMON STOCK (cost $31,242,930)                                                                     33,493,839
                                                                                                     ---------------

EXCHANGE-TRADED FUNDS -- 0.8%

FINANCE -- 0.8%

FINANCIAL SERVICES -- 0.8%
SPDR Trust, Series 1 (cost $273,643)                                                         2,400           271,584
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $31,516,573)                                                            33,765,423
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 0.6%

REGISTERED INVESTMENT COMPANY -- 0.5%
T. Rowe Price Reserve Investment Fund 1.09%                                        $       168,593           168,593
                                                                                                     ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%
United States Treasury Bills 0.91% due 06/17/04@                                            40,000            39,925
                                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES (cost $208,515)                                                                  208,518
                                                                                                     ---------------

REPURCHASE AGREEMENTS -- 1.2%

State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2)                  151,000           151,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $275,003 and collateralized by $275,000 of United States Treasury Notes, bearing interest at 4.25%, due 08/15/13 and having an approximate value
  of $285,339@                                                                             275,000           275,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $426,000)                                                                  426,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
  (cost $32,151,088)                                                        99.5%                         34,399,941
Other assets less liabilities --                                             0.5                             170,577
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $    34,570,518
                                                                           =====                     ===============

----------
+   Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
#   Security represents an investment in an affiliated company.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

   NUMBER                                   EXPIRATION    VALUE AT       VALUE AS OF      UNREALIZED
OF CONTRACTS          DESCRIPTION              DATE      TRADE DATE    MARCH 31, 2004    APPRECIATION
-----------------------------------------------------------------------------------------------------
   1 Long            S&P 500 Index          June 2004    $  277,695    $      281,225    $      3,530

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP VALUE
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 95.6%

CONSUMER DISCRETIONARY -- 5.3%

APPAREL & TEXTILES -- 0.4%
Jones Apparel Group, Inc.                                                                      800   $        28,920
Liz Claiborne, Inc.                                                                            690            25,316
Nike, Inc., Class B                                                                          5,100           397,137
Reebok International, Ltd.                                                                     380            15,713
V.F. Corp.                                                                                     690            32,223

AUTOMOTIVE -- 1.7%
AutoNation, Inc.+                                                                            6,640           113,212
Cooper Tire & Rubber Co.                                                                       470             9,471
Cummins, Inc.                                                                                  280            16,366
Dana Corp.                                                                                     940            18,668
Ford Motor Co.                                                                              20,730           281,306
General Motors Corp.                                                                        20,940           986,274
Genuine Parts Co.                                                                           10,400           340,288
Goodyear Tire & Rubber Co.+                                                                  1,110             9,479
PACCAR, Inc.                                                                                 1,095            61,583
Visteon Corp.                                                                                  830             7,943

HOUSING & HOUSEHOLD DURABLES -- 0.2%
Centex Corp.                                                                                   770            41,626
KB HOME                                                                                        300            24,240
Leggett & Platt, Inc.                                                                        1,210            28,689
Pulte Homes, Inc.                                                                              790            43,924
Sherwin-Williams Co.                                                                           920            35,356

RETAIL -- 3.0%
Big Lots, Inc.+                                                                                740            10,730
Circuit City Stores, Inc.                                                                    1,320            14,916
Costco Wholesale Corp.+                                                                      2,880           108,173
CVS Corp.                                                                                   17,090           603,277
Dillard's, Inc., Class A                                                                       530            10,155
Dollar General Corp.                                                                        17,200           330,240
Federated Department Stores, Inc.                                                            1,130            61,076
Home Depot, Inc.                                                                            25,130           938,857
J.C. Penney Co., Inc.                                                                        1,720            59,822
Limited Brands                                                                               2,930            58,600
Masco Corp.                                                                                  2,850            86,754
May Department Stores Co.                                                                    9,110           315,024
Nordstrom, Inc.                                                                                860            34,314
Office Depot, Inc.+                                                                          1,950            36,699
Sears, Roebuck & Co.                                                                         1,400            60,144
SUPERVALU, Inc.                                                                                850            25,959
Target Corp.                                                                                 5,740           258,529
Toys "R" Us, Inc.+                                                                          12,640           212,352
W.W. Grainger, Inc.                                                                          3,180           152,640
                                                                                                     ---------------
                                                                                                           5,895,995
                                                                                                     ---------------

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES -- 5.8%

FOOD, BEVERAGE & TOBACCO -- 3.5%
Adolph Coors Co., Class B                                                                      240   $        16,668
Albertson's, Inc.                                                                            2,320            51,388
Altria Group, Inc.                                                                           9,300           506,385
Archer-Daniels-Midland Co.                                                                   4,080            68,830
Campbell Soup Co.                                                                           12,100           329,967
Coca-Cola Enterprises, Inc.                                                                 14,000           338,380
ConAgra Foods, Inc.                                                                          8,790           236,803
General Mills, Inc.                                                                          8,970           418,719
Kellogg Co.                                                                                 13,000           510,120
Kroger Co.+                                                                                  4,690            78,042
Pepsi Bottling Group, Inc.                                                                   1,630            48,492
PepsiCo, Inc.                                                                                6,800           366,180
R.J. Reynolds Tobacco Holdings, Inc.                                                           540            32,670
Safeway, Inc.+                                                                               2,780            57,212
Unilever NV                                                                                  3,700           255,383
Universal Corp.                                                                              6,100           310,002
UST, Inc.                                                                                    7,100           256,310
Winn-Dixie Stores, Inc.                                                                      3,500            26,600

HOUSEHOLD & PERSONAL PRODUCTS -- 2.3%
Alberto-Culver Co., Class B                                                                    575            25,225
American Greetings Corp., Class A+                                                             430             9,791
Clorox Co.                                                                                   4,300           210,313
Colgate-Palmolive Co.                                                                        3,300           181,830
Fortune Brands, Inc.                                                                         5,650           432,960
Gillette Co.                                                                                 6,700           261,970
Kimberly-Clark Corp.                                                                        14,700           927,570
Newell Rubbermaid, Inc.                                                                     20,230           469,336
                                                                                                     ---------------
                                                                                                           6,427,146
                                                                                                     ---------------

ENERGY -- 11.0%

ENERGY SERVICES -- 2.9%
Baker Hughes, Inc.                                                                           5,310           193,709
BJ Services Co.+                                                                             1,010            43,703
Halliburton Co.                                                                              2,760            83,876
Nabors Industries, Ltd.+                                                                       930            42,548
Noble Corp.+                                                                                   850            32,657
Rowan Cos., Inc.+                                                                              660            13,919
Royal Dutch Petroleum Co.                                                                   10,600           504,348
SCANA Corp.                                                                                  6,700           236,845
Schlumberger, Ltd.                                                                           3,700           236,245
Sempra Energy                                                                                1,440            45,792
Shell Transport & Trading Co., PLC ADR                                                      36,000         1,436,760
Southern Co.                                                                                 4,610           140,605
Sunoco, Inc.                                                                                   490            30,566
TECO Energy, Inc.                                                                            4,090            59,837
Unocal Corp.                                                                                 1,640            61,139
Xcel Energy, Inc.                                                                            2,520            44,881

ENERGY SOURCES -- 8.1%
Amerada Hess Corp.                                                                           9,970           650,841
Anadarko Petroleum Corp.                                                                     6,880           356,797

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Apache Corp.                                                                                 2,040   $        88,067
BP Amoco, PLC ADR                                                                            7,904           404,685
Burlington Resources, Inc.                                                                   1,250            79,537
ChevronTexaco Corp.                                                                         20,314         1,783,163
ConocoPhillips                                                                              13,510           943,133
Devon Energy Corp.                                                                           1,460            84,899
EOG Resources, Inc.                                                                            730            33,500
Exxon Mobil Corp.                                                                          100,122         4,164,074
Kerr-McGee Corp.                                                                               640            32,960
Marathon Oil Corp.                                                                           7,340           247,138
Occidental Petroleum Corp.                                                                   2,440           112,362
Transocean, Inc.+                                                                            2,020            56,338
                                                                                                     ---------------
                                                                                                          12,244,924
                                                                                                     ---------------

FINANCE -- 25.4%

BANKS -- 10.6%
AmSouth Bancorp                                                                              2,220            52,192
Bank of America Corp.                                                                       25,730         2,083,615
Bank of New York Co., Inc.                                                                   4,870           153,405
Bank One Corp.                                                                              25,350         1,382,082
BB&T Corp.                                                                                   3,450           121,785
Charter One Financial, Inc.                                                                  1,410            49,858
Comerica, Inc.                                                                               1,110            60,295
First Tennessee National Corp.                                                                 800            38,160
FleetBoston Financial Corp.                                                                 19,350           868,815
Golden West Financial Corp.                                                                    960           107,472
Huntington Bancshares, Inc.                                                                  1,450            32,176
J.P. Morgan Chase & Co.                                                                     21,960           921,222
KeyCorp                                                                                      2,650            80,269
M & T Bank Corp.                                                                               760            68,286
Marshall & Ilsley Corp.                                                                      1,430            54,068
Mercantile Bankshares Corp.                                                                  5,000           214,850
National City Corp.                                                                         30,210         1,074,872
Northern Trust Corp.                                                                         5,390           251,120
PNC Financial Services Group, Inc.                                                           5,850           324,207
Regions Financial Corp.                                                                      1,400            51,128
SouthTrust Corp.                                                                             2,090            69,304
State Street Corp.                                                                           2,110           109,994
SunTrust Banks, Inc.                                                                         4,180           291,388
U.S. Bancorp                                                                                12,090           334,289
Union Planters Corp.                                                                         1,190            35,522
Wachovia Corp.                                                                               8,280           389,160
Washington Mutual, Inc.                                                                     11,810           504,405
Wells Fargo & Co.                                                                           34,660         1,964,182
Wilmington Trust Corp.                                                                       2,600            97,162
Zions Bancorp.                                                                                 570            32,604

FINANCIAL SERVICES -- 8.4%
American Express Co.                                                                         8,400           435,540
Bear Stearns Co., Inc.                                                                         660            57,869
Capital One Financial Corp.                                                                  1,450           109,373
Charles Schwab Corp.                                                                         8,540            99,149
Citigroup, Inc.                                                                             70,956         3,668,425

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Countrywide Credit Industries, Inc.                                                          1,156   $       110,860
Dun & Bradstreet Corp.+                                                                      3,250           173,875
E*TRADE Financial Corp.+                                                                     2,310            30,838
Fannie Mae                                                                                  16,500         1,226,775
Franklin Resources, Inc.                                                                     1,570            87,418
Freddie Mac                                                                                  4,330           255,730
Goldman Sachs Group, Inc.                                                                    5,840           609,404
Janus Capital Group, Inc.                                                                    5,520            90,418
Lehman Brothers Holdings, Inc.                                                               1,740           144,194
MBNA Corp.                                                                                   8,040           222,145
Mellon Financial Corp.                                                                      13,410           419,599
Merrill Lynch & Co., Inc.                                                                    6,110           363,912
Morgan Stanley                                                                              21,810         1,249,713
Providian Financial Corp.+                                                                   1,820            23,842

INSURANCE -- 6.4%
ACE, Ltd.                                                                                   11,450           488,457
AFLAC, Inc.                                                                                  3,230           129,652
Allstate Corp.                                                                               4,430           201,388
Ambac Financial Group, Inc.                                                                    680            50,170
American International Group, Inc.#@                                                        18,109         1,292,077
Aon Corp.                                                                                    1,980            55,262
Chubb Corp.                                                                                  9,180           638,377
CIGNA Corp.                                                                                  6,180           364,744
Cincinnati Financial Corp.                                                                   1,020            44,319
Hartford Financial Services Group, Inc.                                                      1,830           116,571
Jefferson-Pilot Corp.                                                                          890            48,959
John Hancock Financial Services, Inc.                                                        1,820            79,516
Lincoln National Corp.                                                                       8,406           397,772
Loews Corp.                                                                                  1,160            68,510
Marsh & McLennan Cos., Inc.                                                                 15,500           717,650
MBIA, Inc.                                                                                     910            57,057
MetLife, Inc.                                                                                4,780           170,550
MGIC Investment Corp.                                                                          620            39,823
Principal Financial Group, Inc.                                                             12,430           442,881
Progressive Corp.                                                                            1,360           119,136
Prudential Financial, Inc.                                                                   3,400           152,252
SAFECO Corp.                                                                                 9,980           430,837
St. Paul Cos., Inc.                                                                          6,940           277,669
Torchmark Corp.                                                                                720            38,729
Travelers Property Casualty Corp., Class B                                                  17,530           302,743
UnumProvident Corp.                                                                         20,370           298,013
XL Capital, Ltd., Class A                                                                      860            65,394
                                                                                                     ---------------
                                                                                                          28,285,474
                                                                                                     ---------------

HEALTHCARE -- 7.0%

DRUGS -- 3.6%
Abbott Laboratories                                                                          6,000           246,600
Bristol-Myers Squibb Co.                                                                    23,200           562,136
Caremark Rx, Inc.+                                                                           2,810            93,433
Genzyme Corp.+                                                                               1,410            66,327
King Pharmaceuticals, Inc.+                                                                  1,510            25,428

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Merck & Co., Inc.                                                                           14,800   $       654,012
Pfizer, Inc.                                                                                42,065         1,474,378
Schering-Plough Corp.                                                                       26,460           429,181
Watson Pharmaceuticals, Inc.+                                                                  680            29,097
Wyeth                                                                                       12,600           473,130

HEALTH SERVICES -- 0.5%
Aetna, Inc.                                                                                    960            86,131
Anthem, Inc.+                                                                                  870            78,857
HCA, Inc.                                                                                    3,120           126,734
Health Management Associates, Inc., Class A                                                  1,530            35,511
Humana, Inc.+                                                                                1,030            19,591
Manor Care, Inc.                                                                               570            20,115
Medco Health Solutions, Inc.+                                                                1,700            57,800
Quest Diagnostics, Inc.                                                                        650            53,840
Tenet Healthcare Corp.+                                                                      2,920            32,587
WellPoint Health Networks, Inc.+                                                               970           110,308

MEDICAL PRODUCTS -- 2.9%
AmerisourceBergen Corp.                                                                        700            38,276
Bausch & Lomb, Inc.                                                                            340            20,390
Baxter International, Inc.                                                                  52,000         1,606,280
Beckman Coulter, Inc.                                                                        5,100           278,154
Becton Dickinson & Co.                                                                       4,290           207,979
C.R. Bard, Inc.                                                                              3,000           292,920
Johnson & Johnson                                                                            9,300           471,696
McKesson Corp.                                                                               1,830            55,065
MedImmune, Inc.+                                                                             9,550           220,414
                                                                                                     ---------------
                                                                                                           7,866,370
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 9.5%

AEROSPACE & MILITARY TECHNOLOGY -- 1.8%
General Dynamics Corp.                                                                       1,240           110,769
Goodrich Corp.                                                                                 750            21,052
Lockheed Martin Corp.                                                                       10,740           490,174
Northrop Grumman Corp.                                                                       1,170           115,151
Raytheon Co.                                                                                14,020           439,387
Rockwell Automation, Inc.                                                                   12,570           435,802
Rockwell Collins, Inc.                                                                      11,400           360,354
Textron, Inc.                                                                                  860            45,709

BUSINESS SERVICES -- 1.6%
Allied Waste Industries, Inc.+                                                               2,010            26,753
Applera Corp.                                                                                1,300            25,714
Cendant Corp.                                                                                6,340           154,633
Convergys Corp.+                                                                               910            13,832
Eastman Kodak Co.                                                                           16,600           434,422
Fluor Corp.                                                                                    520            20,119
Ingersoll-Rand Co., Inc., Class A                                                            1,100            74,415
Interpublic Group Cos., Inc.+                                                                2,610            40,142
Monsanto Co.                                                                                 1,670            61,239
Pall Corp.                                                                                  13,000           294,970
R.R. Donnelley & Sons Co.                                                                    1,350            40,838
SunGard Data Systems, Inc.+                                                                  1,810            49,594
Waste Management, Inc.                                                                      15,730           474,731
Xerox Corp.+                                                                                 5,020            73,141

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

ELECTRICAL EQUIPMENT -- 0.8%
American Power Conversion Corp.                                                              1,250   $        28,763
Crane Co.                                                                                      380            12,540
Eaton Corp.                                                                                    960            53,942
Emerson Electric Co.                                                                         8,600           515,312
Hubbell, Inc., Class B                                                                       3,100           124,403
Jabil Circuit, Inc.+                                                                         1,260            37,082
Johnson Controls, Inc.                                                                       1,190            70,388
Power-One, Inc.+                                                                               530             5,862

MACHINERY -- 1.3%
Caterpillar, Inc.                                                                            9,480           749,583
Deere & Co.                                                                                  1,530           106,044
Dover Corp.                                                                                  1,280            49,626
Illinois Tool Works, Inc.                                                                    6,440           510,241
Parker-Hannifin Corp.                                                                          750            42,375
Snap-On, Inc.                                                                                  370            11,966
Stanley Works                                                                                  520            22,194

MULTI-INDUSTRY -- 2.6%
Danaher Corp.                                                                                  960            89,635
General Electric Co.                                                                        22,600           689,752
Honeywell International, Inc.                                                               24,610           833,048
ITT Industries, Inc.                                                                           590            45,035
Tyco International, Ltd.                                                                    43,500         1,246,275

TRANSPORTATION -- 1.4%
Burlington Northern Santa Fe Corp.                                                           2,350            74,025
CSX Corp.                                                                                   16,050           486,155
FedEx Corp.                                                                                  1,870           140,549
Norfolk Southern Corp.                                                                      13,670           301,970
Ryder System, Inc.                                                                             410            15,879
Union Pacific Corp.                                                                          8,240           492,917
                                                                                                     ---------------
                                                                                                          10,558,502
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 9.4%

BROADCASTING & MEDIA -- 5.7%
Clear Channel Communications, Inc.                                                           3,870           163,895
Comcast Corp., Class A+                                                                     26,142           751,321
Comcast Corp., Sp. Class A+                                                                 34,900           973,012
Dow Jones & Co., Inc.                                                                        8,300           397,653
Gannett Co., Inc.                                                                            2,300           202,722
New York Times Co., Class A                                                                  9,300           411,060
Reader's Digest Assoc., Inc., Class A                                                        1,700            23,936
Time Warner, Inc.+                                                                         141,280         2,381,981
Tribune Co.                                                                                  2,080           104,915
Univision Communications, Inc., Class A+                                                     2,030            67,010
Viacom, Inc., Class B                                                                       21,620           847,720

ENTERTAINMENT PRODUCTS -- 1.4%
Hasbro, Inc.                                                                                10,900           237,075
Knight-Ridder, Inc.                                                                          4,500           329,625
Mattel, Inc.                                                                                14,610           269,409
Walt Disney Co.                                                                             31,200           779,688

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM -- 2.3%
Brunswick Corp.                                                                                590   $        24,090
Carnival Corp.                                                                               3,960           177,843
Darden Restaurants, Inc.                                                                     1,040            25,781
Delta Air Lines, Inc.                                                                          780             6,178
Harrah's Entertainment, Inc.                                                                   710            38,972
Hilton Hotels Corp.                                                                         17,000           276,250
Marriott International, Inc., Class A                                                        1,450            61,697
McDonald's Corp.                                                                            34,940           998,236
Sabre Holdings Corp.                                                                           900            22,329
Southwest Airlines Co.                                                                      33,270           472,767
Starwood Hotels & Resorts Worldwide, Inc.                                                    9,890           400,545
Wendy's International, Inc.                                                                    720            29,297
                                                                                                     ---------------
                                                                                                          10,475,007
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 11.7%

COMMUNICATION EQUIPMENT -- 0.0%
Symbol Technologies, Inc.                                                                    1,450            20,010

COMPUTER SERVICES -- 0.2%
Computer Associates International, Inc.                                                      3,660            98,308
Computer Sciences Corp.+                                                                     1,180            47,589
Electronic Data Systems Corp.                                                                3,020            58,437
Sun Microsystems, Inc.+                                                                     20,700            86,112

COMPUTER SOFTWARE -- 0.5%
BMC Software, Inc.+                                                                          1,410            27,566
Compuware Corp.+                                                                             2,420            18,029
Fiserv, Inc.+                                                                                1,220            43,639
Microsoft Corp.                                                                             14,600           364,562
PeopleSoft, Inc.+                                                                            2,300            42,527
Siebel Systems, Inc.+                                                                        3,120            35,911

COMPUTERS & BUSINESS EQUIPMENT -- 1.8%
Apple Computer, Inc.+                                                                        2,320            62,756
Gateway, Inc.+                                                                               2,350            12,408
Hewlett-Packard Co.                                                                         81,563         1,862,899
NCR Corp.+                                                                                     600            26,436

ELECTRONICS -- 2.7%
Advanced Micro Devices, Inc.+                                                                2,190            35,544
Agere Systems, Inc., Class A+                                                               20,925            67,169
Applied Materials, Inc.+                                                                    47,100         1,006,998
Applied Micro Circuits Corp.+                                                                1,950            11,213
Intel Corp.                                                                                 20,600           560,320
LSI Logic Corp.+                                                                             2,380            22,229
Micron Technology, Inc.+                                                                     3,830            63,999
Molex, Inc.                                                                                  1,190            36,164
Novellus Systems, Inc.+                                                                        960            30,518
NVIDIA Corp.+                                                                                1,020            27,020
PerkinElmer, Inc.                                                                              800            16,552
Sanmina-SCI Corp.+                                                                           3,260            35,893
Solectron Corp.+                                                                             5,260            29,088
Tektronix, Inc.                                                                                540            17,663

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Teradyne, Inc.+                                                                             33,700   $       803,071
Texas Instruments, Inc.                                                                      6,600           192,852
Thermo Electron Corp.+                                                                       1,050            29,694
Thomas & Betts Corp.                                                                           370             8,073

TELECOMMUNICATIONS -- 6.5%
ADC Telecommunications, Inc.+                                                                5,080            14,732
Alltel Corp.                                                                                 9,470           472,458
Andrew Corp.+                                                                                1,000            17,500
AT&T Corp.                                                                                  16,140           315,860
AT&T Wireless Services, Inc.+                                                               17,160           233,548
BellSouth Corp.                                                                             28,130           778,920
CenturyTel, Inc.                                                                               910            25,016
CIENA Corp.+                                                                                 2,990            14,860
Citizens Communications Co.+                                                                 1,790            23,163
Comverse Technology, Inc.+                                                                   1,210            21,949
Corning, Inc.+                                                                               8,490            94,918
JDS Uniphase Corp.+                                                                          9,040            36,793
Lucent Technologies, Inc.+                                                                  29,000           119,190
Motorola, Inc.                                                                              36,240           637,824
Nokia Oyj Sponsored ADR                                                                     32,100           650,988
Qwest Communications International, Inc.+                                                   70,200           302,562
SBC Communications, Inc.                                                                    73,130         1,794,610
Scientific-Atlanta, Inc.                                                                       960            31,047
Sprint Corp. (FON Group)                                                                    21,390           394,218
Tellabs, Inc.+                                                                               2,610            22,524
Verizon Communications, Inc.                                                                33,232         1,214,297
                                                                                                     ---------------
                                                                                                          13,018,226
                                                                                                     ---------------

MATERIALS -- 5.9%

CHEMICALS -- 1.9%
Air Products & Chemicals, Inc.                                                               1,440            72,173
Ashland, Inc.                                                                                  440            20,456
Dow Chemical Co.                                                                             9,400           378,632
du Pont (E.I.) de Nemours and Co.                                                           24,100         1,017,502
Eastman Chemical Co.                                                                           490            20,913
Engelhard Corp.                                                                                800            23,912
Great Lakes Chemical Corp.                                                                   7,530           179,590
Hercules, Inc.+                                                                             13,100           150,388
International Flavors & Fragrances, Inc.                                                     6,200           220,100
PPG Industries, Inc.                                                                         1,080            62,964
Rohm and Haas Co.                                                                            1,410            56,174

FOREST PRODUCTS -- 1.8%
Bemis Co.                                                                                      670            17,420
Boise Cascade Corp.                                                                            550            19,058
Georgia-Pacific Corp.                                                                        1,590            53,567
International Paper Co.                                                                     13,808           583,526
Louisiana-Pacific Corp.                                                                        670            17,286
MeadWestvaco Corp.                                                                           8,570           242,445
Pactiv Corp.+                                                                                1,000            22,250
Plum Creek Timber Co., Inc.                                                                  1,160            37,677
Temple-Inland, Inc.                                                                            350            22,169
Weyerhaeuser Co.                                                                            14,790           968,745

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

METALS & MINERALS -- 2.2%
Alcoa, Inc.                                                                                 39,680   $     1,376,499
Allegheny Technologies, Inc.                                                                   510             6,171
Cooper Industries, Ltd., Class A                                                             8,790           502,612
Newmont Mining Corp.                                                                         2,720           126,834
Nucor Corp.                                                                                  5,100           313,548
Phelps Dodge Corp.+                                                                            580            47,363
United States Steel Corp.                                                                      710            26,462
Vulcan Materials Co.                                                                           650            30,836
Worthington Industries, Inc.                                                                   550            10,543
                                                                                                     ---------------
                                                                                                           6,627,815
                                                                                                     ---------------

REAL ESTATE -- 0.4%

REAL ESTATE INVESTMENT TRUSTS -- 0.4%
Apartment Investment & Management Co., Class A                                                 590            18,343
Equity Office Properties Trust                                                               2,520            72,803
Equity Residential                                                                           1,760            52,536
ProLogis                                                                                     1,150            41,251
Simon Property Group, Inc.                                                                   5,210           304,472
                                                                                                     ---------------
                                                                                                             489,405
                                                                                                     ---------------

UTILITIES -- 4.2%

ELECTRIC UTILITIES -- 3.9%
Allegheny Energy, Inc.+                                                                        800            10,968
Ameren Corp.                                                                                 1,150            53,004
American Electric Power Co., Inc.                                                            2,480            81,642
Calpine Corp.+                                                                               2,600            12,142
Centerpoint Energy, Inc.                                                                     1,930            22,060
Cinergy Corp.                                                                                1,130            46,206
CMS Energy Corp.+                                                                            1,020             9,129
Consolidated Edison, Inc.                                                                    1,430            63,063
Constellation Energy Group, Inc.                                                             9,160           365,942
Dominion Resources, Inc.                                                                     7,590           488,037
DTE Energy Co.                                                                               1,070            44,031
Duke Energy Corp.                                                                           24,360           550,536
Edison International                                                                         2,060            50,037
Entergy Corp.                                                                                1,450            86,275
Exelon Corp.                                                                                 9,670           665,973
FirstEnergy Corp.                                                                            8,680           339,214
FPL Group, Inc.                                                                              1,170            78,214
NiSource, Inc.                                                                              14,560           309,400
PG&E Corp.+                                                                                  2,630            76,191
Pinnacle West Capital Corp.                                                                    580            22,823
PPL Corp.                                                                                    4,620           210,672
Progress Energy, Inc.                                                                        7,150           336,622
Public Service Enterprise Group, Inc.                                                        1,490            70,000
TXU Corp.                                                                                   12,940           370,860

GAS & PIPELINE UTILITIES -- 0.3%
Dynegy, Inc., Class A+                                                                       2,380             9,425
El Paso Corp.                                                                               15,930           113,262
KeySpan Corp.                                                                                1,010            38,602
Kinder Morgan, Inc.                                                                            780            49,156
National Fuel Gas Co.                                                                        4,500           110,700
Nicor, Inc.                                                                                    290            10,218

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Peoples Energy Corp.                                                                           240   $        10,716
Williams Cos., Inc.                                                                          3,260            31,198
                                                                                                     ---------------
                                                                                                           4,736,318
                                                                                                     ---------------
TOTAL COMMON STOCK (cost $98,165,313)                                                                    106,625,182
                                                                                                     ---------------

PREFERRED STOCK -- 0.2%

FINANCE -- 0.0%

FINANCIAL SERVICES -- 0.0%
Ford Motor Co. Capital Trust II 6.50% (Convertible)                                          1,100            58,355
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 0.2%

TELECOMMUNICATIONS -- 0.2%
Lucent Technologies, Inc. 8.00% (Convertible)                                              142,000           169,867
                                                                                                     ---------------
TOTAL PREFERRED STOCK (cost $167,792)                                                                        228,222
                                                                                                     ---------------

EXCHANGE-TRADED FUNDS -- 1.4%

FINANCE -- 1.4%

FINANCIAL SERVICES -- 1.4%
iShares S&P 500/Barra Growth Value Fund (cost $1,519,213)                                   26,500         1,512,620
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $99,852,318)                                                           108,366,024
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 1.7%

REGISTERED INVESTMENT COMPANY -- 1.6%
T. Rowe Price Reserve Investment Fund 1.09%                                        $     1,840,859         1,840,859
                                                                                                     ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%
United States Treasury Bills 0.91% due 06/17/04@                                            80,000            79,850
                                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES (cost $1,920,704)                                                              1,920,709
                                                                                                     ---------------

REPURCHASE AGREEMENTS -- 1.1%

UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)                               710,000           710,000
  Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $488,005 and collateralized by $410,000 of United States Treasury Bonds, bearing interest at 6.38%, due 08/15/27 and having an approximate value
  of $498,150@                                                                             488,000           488,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,198,000)                                                              1,198,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
(cost $102,971,022)                                                        100.0%                        111,484,733
Other assets less liabilities --                                             0.0                              20,222
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $   111,504,955
                                                                           =====                     ===============

----------
+   Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
#   Security represents an investment in an affiliated company.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

   NUMBER                                  EXPIRATION    VALUE AT       VALUE AS OF      UNREALIZED
OF CONTRACTS          DESCRIPTION             DATE      TRADE DATE    MARCH 31, 2004    APPRECIATION
----------------------------------------------------------------------------------------------------
   3 Long      S&P 500 Barra Value Index   June 2004    $  416,310    $      424,800    $      8,490
                                                                                        ============

See Notes to Financial Statements

SEASONS SERIES TRUST
MID CAP GROWTH
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.6%

CONSUMER DISCRETIONARY -- 12.3%

APPAREL & TEXTILES -- 1.0%
Cintas Corp.                                                                                 7,107   $       309,083
Coach, Inc.+                                                                                13,848           567,630
Columbia Sportswear Co.+                                                                       295            16,355
Polo Ralph Lauren Corp.                                                                         55             1,885
Reebok International, Ltd.                                                                     187             7,733
Timberland Co., Class A+                                                                       387            23,007

AUTOMOTIVE -- 1.3%
Advanced Auto Parts, Inc.+                                                                  14,916           606,634
Autoliv, Inc.                                                                                1,005            41,205
AutoZone, Inc.+                                                                              2,278           195,840
Carmax, Inc.+                                                                                2,171            63,393
Delphi Corp.                                                                                   572             5,697
Harley-Davidson, Inc.                                                                          900            48,006
Navistar International Corp.+                                                                  672            30,811
O'Reilly Automotive, Inc.+                                                                   1,779            71,231
Polaris Industries, Inc.                                                                     1,918            87,154

HOUSING & HOUSEHOLD DURABLES -- 2.0%
Black & Decker Corp.                                                                         1,732            98,620
Centex Corp.                                                                                 3,378           182,615
D.R. Horton, Inc.                                                                              365            12,932
Hovnanian Enterprises, Inc., Class A+                                                          262            11,305
La-Z-Boy, Inc.                                                                                  74             1,610
Leggett & Platt, Inc.                                                                        1,512            35,850
Lennar Corp., Class A                                                                        9,098           491,565
Maytag Corp.                                                                                 1,828            57,710
Mohawk Industries, Inc.+                                                                       345            28,411
NVR, Inc.+                                                                                     111            51,060
Select Comfort Corp.+                                                                       25,400           700,786
Toll Brothers, Inc.+                                                                         1,900            86,317
Whirlpool Corp.                                                                                366            25,206
Winnebago Industries, Inc.                                                                   1,600            49,872

RETAIL -- 8.0%
99 Cents Only Stores+                                                                        3,207            78,315
Abercrombie & Fitch Co., Class A                                                             2,088            70,658
Avery Dennison Corp.                                                                         3,792           235,900
Barnes & Noble, Inc.+                                                                          143             4,662
Bed Bath & Beyond, Inc.+                                                                     1,600            66,816
Big Lots, Inc.+                                                                              4,837            70,137
Blockbuster, Inc., Class A                                                                     215             3,763
Borders Group, Inc.                                                                            343             8,143
CDW Corp.                                                                                   14,516           981,427
Chico's FAS, Inc.+                                                                           1,798            83,427
Claire's Stores, Inc.                                                                        1,540            32,094

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
CVS Corp.                                                                                    1,300   $        45,890
Dicks Sporting Goods, Inc.+                                                                 21,400         1,244,196
Dollar General Corp.                                                                        14,576           279,859
Dollar Tree Stores, Inc.+                                                                    6,117           188,954
Duane Reade, Inc.+                                                                           3,100            52,514
Family Dollar Stores, Inc.                                                                   7,856           282,423
Fred's, Inc.                                                                                 1,600            38,832
Men's Wearhouse, Inc.+                                                                       1,500            39,855
Michaels Stores, Inc.                                                                        1,255            61,018
MSC Industrial Direct Co., Inc., Class A                                                       378            11,321
NetFlix, Inc.+                                                                               5,900           201,308
PETCO Animal Supplies, Inc.+                                                                15,400           433,972
PetSmart, Inc.                                                                               7,360           200,634
Pier 1 Imports, Inc.                                                                         1,480            35,076
RadioShack Corp.                                                                             3,690           122,360
Regis Corp.                                                                                    496            22,042
Rent-A-Center, Inc.+                                                                         1,268            41,831
Rite Aid Corp.+                                                                              6,884            37,449
Ross Stores, Inc.                                                                           12,205           373,595
Sharper Image Corp.+                                                                        14,400           469,152
Staples, Inc.+                                                                              19,903           505,337
Talbots, Inc.                                                                                  435            15,564
Tiffany & Co.                                                                                5,747           219,363
TJX Cos., Inc.                                                                              22,034           541,155
Williams-Sonoma, Inc.+                                                                       6,012           205,610
                                                                                                     ---------------
                                                                                                          11,214,175
                                                                                                     ---------------

CONSUMER STAPLES -- 1.5%

FOOD, BEVERAGE & TOBACCO -- 0.9%
Brown-Forman Corp., Class B                                                                    204             9,723
Coca-Cola Enterprises, Inc.                                                                  1,232            29,777
Constellation Brands, Inc., Class A+                                                           439            14,092
Cott Corp.+                                                                                  2,000            58,780
Del Monte Foods Co.+                                                                         1,821            20,486
Hershey Foods Corp.                                                                          2,642           218,890
McCormick & Co., Inc.                                                                        3,577           119,901
Pepsi Bottling Group, Inc.                                                                   3,171            94,337
Performance Food Group Co.+                                                                    650            22,328
Tootsie Roll Industries, Inc.                                                                1,408            51,476
Whole Foods Market, Inc.                                                                     1,129            84,619
Wm. Wrigley Jr. Co.                                                                          1,100            65,032

HOUSEHOLD & PERSONAL PRODUCTS -- 0.6%
Alberto-Culver Co., Class B                                                                    124             5,440
Church & Dwight, Inc.                                                                          535            23,171
Clorox Co.                                                                                   2,923           142,964
Estee Lauder Cos., Inc., Class A                                                             4,616           204,673
Jarden Corp.+                                                                                1,800            63,918
Newell Rubbermaid, Inc.                                                                      3,910            90,712
Scotts Co., Class A+                                                                            84             5,388
                                                                                                     ---------------
                                                                                                           1,325,707
                                                                                                     ---------------

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

EDUCATION -- 2.4%

EDUCATION -- 2.4%
Apollo Group, Inc., Class A+                                                                10,075   $       867,558
Career Education Corp.+                                                                     13,610           770,871
Corinthian Colleges, Inc.+                                                                   4,614           152,539
Education Management Corp.+                                                                  4,320           137,506
ITT Educational Services, Inc.+                                                              2,982            93,038
Universal Technical Institute, Inc.+                                                           500            20,025
University of Phoenix Online+                                                                1,619           140,885
                                                                                                     ---------------
                                                                                                           2,182,422
                                                                                                     ---------------

ENERGY -- 2.6%

ENERGY SERVICES -- 1.6%
Baker Hughes, Inc.                                                                           2,200            80,256
BJ Services Co.+                                                                             7,035           304,404
Cooper Cameron Corp.+                                                                        2,820           124,221
Noble Energy, Inc.                                                                             493            23,220
Patterson-UTI Energy, Inc.+                                                                  1,689            59,808
Pride International, Inc.+                                                                   1,035            17,657
Rowan Cos., Inc.+                                                                            1,029            21,702
Smith International, Inc.+                                                                   4,929           263,751
Tidewater, Inc.                                                                                536            15,078
Tom Brown, Inc.+                                                                             2,300            86,480
Varco International, Inc.+                                                                   1,337            24,079
Weatherford International, Ltd.+                                                             1,200            50,436
Westport Resources Corp.+                                                                   11,962           394,626

ENERGY SOURCES -- 1.0%
Apache Corp.                                                                                 1,896            81,850
Chesapeake Energy Corp.                                                                      3,619            48,495
Devon Energy Corp.                                                                           1,300            75,595
Diamond Offshore Drilling, Inc.                                                              3,021            73,078
ENSCO International, Inc.                                                                    1,153            32,480
EOG Resources, Inc.                                                                          2,522           115,735
FMC Technologies, Inc.+                                                                      1,239            33,490
Grant Prideco, Inc.+                                                                         1,958            30,349
Key Energy Services, Inc.+                                                                   2,386            26,246
National-Oilwell, Inc.+                                                                        980            27,714
Newfield Exploration Co.+                                                                      436            20,897
Pioneer Natural Resources Co.+                                                                 295             9,529
Plains Exploration & Production Co.+                                                        18,900           352,296
                                                                                                     ---------------
                                                                                                           2,393,472
                                                                                                     ---------------

FINANCE -- 7.1%

BANKS -- 1.6%
Boston Private Financial Holdings, Inc.                                                      1,800            50,400
City National Corp.                                                                            700            41,930
Commerce Bancorp, Inc.                                                                       1,251            82,416
Community First Bankshares, Inc.                                                             1,900            61,066
East-West Bancorp, Inc.                                                                      1,000            56,000
First BanCorp.                                                                                 433            18,013
First Tennessee National Corp.                                                               1,760            83,952
Hudson City Bancorp, Inc.                                                                      563            21,304

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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Hudson United Bancorp                                                                           89   $         3,386
Investors Financial Services Corp.                                                           3,985           164,660
Mercantile Bankshares Corp.                                                                    164             7,047
New York Community Bancorp, Inc.                                                             2,705            92,727
North Fork Bancorp., Inc.                                                                    2,699           114,222
Northern Trust Corp.                                                                         3,910           182,167
Popular, Inc.                                                                                  826            35,601
Silicon Valley Bancshares, Inc.+                                                             1,300            42,172
SouthTrust Corp.                                                                               746            24,737
Synovus Financial Corp.                                                                      9,925           242,666
TCF Financial Corp.                                                                            895            45,708
UCBH Holdings, Inc.                                                                          1,200            48,048
Valley National Bancorp                                                                        470            13,146
Westamerica Bancorp                                                                            188             9,487

FINANCIAL SERVICES -- 3.9%
A.G. Edwards, Inc.                                                                           1,509            59,032
AmeriCredit Corp.+                                                                             974            16,587
Ameritrade Holding Corp.+                                                                   15,778           242,981
Amvescap, PLC ADR                                                                            3,950            59,764
BlackRock, Inc.                                                                                396            24,223
Chicago Merchantile Exchange                                                                   106            10,254
Countrywide Credit Industries, Inc.                                                          3,733           357,995
Doral Financial Corp.                                                                        1,969            69,309
Dun & Bradstreet Corp.+                                                                      3,655           195,542
E*TRADE Financial Corp.+                                                                    37,543           501,199
Eaton Vance Corp.                                                                            5,594           213,243
Equifax, Inc.                                                                                5,989           154,636
Federated Investors, Inc., Class B                                                           4,519           142,032
Franklin Resources, Inc.                                                                     1,800           100,224
H&R Block, Inc.                                                                              5,163           263,468
IndyMac Bancorp, Inc.                                                                          107             3,883
Interactive Data Corp.+                                                                        364             6,472
Janus Capital Group, Inc.                                                                    2,900            47,502
Jefferies Group, Inc.                                                                           93             3,286
LaBranche & Co., Inc.                                                                        4,507            50,523
Legg Mason, Inc.                                                                             2,260           209,683
Mellon Financial Corp.                                                                       2,200            68,838
Moody's Corp.                                                                                6,192           438,394
Nuveen Investments, Inc.                                                                       405            11,283
Providian Financial Corp.+                                                                   2,290            29,999
Raymond James Financial, Inc.                                                                1,650            41,003
T. Rowe Price Group, Inc.                                                                    1,643            88,443
Waddell & Reed Financial, Inc., Class A                                                      5,270           129,220

INSURANCE -- 1.6%
Ambac Financial Group, Inc.                                                                  1,414           104,325
Arch Cap Group, Ltd.+                                                                        1,200            50,436
Arthur J. Gallagher & Co.                                                                    3,545           115,461
Brown & Brown, Inc.                                                                          3,452           133,799
Erie Indemnity Co., Class A                                                                     53             2,558
Fidelity National Financial, Inc.                                                              242             9,583
HCC Insurance Holdings, Inc.                                                                   539            17,426
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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Leucadia National Corp.                                                                        166   $         8,844
Markel Corp.+                                                                                  374           107,675
MBIA, Inc.                                                                                   1,100            68,970
MGIC Investment Corp.                                                                        1,100            70,653
Radian Group, Inc.                                                                           1,081            46,051
RenaissanceRe Holdings, Ltd.                                                                 1,300            67,600
Transatlantic Holdings, Inc.#                                                                   45             3,924
Triad Guaranty, Inc.+                                                                          900            47,475
W.R. Berkley Corp.                                                                              77             3,071
White Mountains Insurance Group, Ltd.                                                          700           367,150
Willis Group Holdings, Ltd.                                                                  6,900           256,680
                                                                                                     ---------------
                                                                                                           6,461,554
                                                                                                     ---------------

HEALTHCARE -- 18.9%

DRUGS -- 7.1%
Abgenix, Inc.+                                                                               3,600            47,844
Allergan, Inc.                                                                               4,003           336,892
American Pharmaceutical Partners, Inc.+                                                        379            17,790
Amylin Pharmaceuticals, Inc.+                                                                3,550            84,099
Andrx Corp.+                                                                                 1,165            31,688
Barr Laboratories, Inc.+                                                                     1,552            71,237
Bio-Rad Laboratories, Inc., Class A+                                                           367            20,688
Caremark Rx, Inc.+                                                                          15,223           506,165
Cephalon, Inc.+                                                                              8,843           506,792
Chiron Corp.+                                                                                3,086           135,815
Connetics Corp.+                                                                            15,800           350,286
Diversa Corp.+                                                                               5,500            48,730
Endo Pharmaceuticals Holdings, Inc.+                                                           690            16,850
Eon Labs, Inc.+                                                                                252            16,904
Genzyme Corp.+                                                                               9,300           437,472
Gilead Sciences, Inc.+                                                                       7,400           412,698
ICOS Corp.+                                                                                    470            17,413
ImClone Systems, Inc.+                                                                       1,074            54,624
Integra LifeSciences Holdings, Corp.+                                                        1,400            42,868
Invitrogen Corp.+                                                                            2,173           155,782
IVAX Corp.+                                                                                 18,098           412,091
King Pharmaceuticals, Inc.+                                                                  1,409            23,728
Martek Biosciences Corp.+                                                                      800            45,600
Medicines Co.+                                                                               1,200            38,652
Medicis Pharmaceutical Corp., Class A                                                        2,504           100,160
Millennium Pharmaceuticals, Inc.+                                                           18,702           316,064
Mylan Laboratories, Inc.                                                                     5,942           135,062
Neurocrine Biosciences, Inc.+                                                               12,695           750,274
Omnicare, Inc.                                                                               4,169           184,812
Onyx Pharmaceuticals, Inc.+                                                                  1,700            68,782
Pharmaceutical Product Development, Inc.+                                                    1,011            30,118
Pharmaceutical Resources, Inc.+                                                                701            39,859
Protein Design Labs, Inc.+                                                                   4,033            96,066
Sepracor, Inc.+                                                                              3,227           155,219
Shionogi & Co., Ltd.                                                                        11,000           194,059
Tularik, Inc.+                                                                               2,900            71,195
Vertex Pharmaceuticals, Inc.+                                                                5,258            49,530
Watson Pharmaceuticals, Inc.+                                                               11,190           478,820
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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES -- 4.6%
Aetna, Inc.                                                                                  1,245   $       111,701
Anthem, Inc.+                                                                                1,600           145,024
Apria Healthcare Group, Inc.+                                                                1,069            32,006
Charles River Laboratories International, Inc.+                                              2,253            96,541
Community Health Systems, Inc.+                                                                507            14,110
Coventry Health Care, Inc.+                                                                  5,165           218,634
Express Scripts, Inc., Class A+                                                             10,365           773,125
First Health Group Corp.+                                                                    1,886            41,228
Health Management Associates, Inc., Class A                                                 10,256           238,042
Health Net, Inc.+                                                                            1,453            36,223
Henry Schein, Inc.+                                                                          2,750           196,405
IMS Health, Inc.                                                                            10,030           233,298
Laboratory Corp. of America Holdings+                                                        6,196           243,193
Lincare Holdings, Inc.+                                                                      4,399           138,217
Manor Care, Inc.                                                                             1,834            64,722
Medco Health Solutions, Inc.+                                                                3,400           115,600
Oxford Health Plans, Inc.                                                                    1,854            90,568
Quest Diagnostics, Inc.                                                                      3,102           256,939
Renal Care Group, Inc.+                                                                      3,100           141,856
Tenet Healthcare Corp.+                                                                      1,744            19,463
Triad Hospitals, Inc.+                                                                         704            21,697
Universal Health Services, Inc., Class B                                                       946            43,582
Valeant Pharmaceuticals International                                                          588            14,036
VCA Antech, Inc.+                                                                           14,800           527,324
WebMD Corp.+                                                                                 5,463            48,566
Weight Watchers International, Inc.+                                                           879            37,155
Wellchoice, Inc.+                                                                            4,672           172,397
WellPoint Health Networks, Inc.+                                                             1,000           113,720

MEDICAL PRODUCTS -- 7.2%
Affymetrix, Inc.+                                                                            1,235            41,681
AmerisourceBergen Corp.                                                                      2,200           120,296
Apogent Technologies, Inc.+                                                                  2,113            64,827
ArthroCare Corp.+                                                                            1,900            43,909
Bausch & Lomb, Inc.                                                                            973            58,351
Beckman Coulter, Inc.                                                                        2,775           151,349
Becton Dickinson & Co.                                                                       1,300            63,024
Biogen Idec, Inc.+                                                                           8,804           489,502
Biomet, Inc.                                                                                10,958           420,349
C.R. Bard, Inc.                                                                             10,233           999,150
Celgene Corp.+                                                                               2,721           129,656
Cooper Cos., Inc.                                                                            1,000            54,000
DaVita, Inc.+                                                                                3,853           183,981
Decode Genetics, Inc.+                                                                       4,400            46,640
DENTSPLY International, Inc.                                                                 3,870           171,557
Edwards Lifesciences Corp.+                                                                  3,835           122,528
Hillenbrand Industries, Inc.                                                                 1,059            71,896
Human Genome Sciences, Inc.+                                                                 4,462            55,909
IDEXX Laboratories, Inc.+                                                                      752            42,766
McKesson Corp.                                                                               5,797           174,432
MedImmune, Inc.+                                                                             7,706           177,854
Nektar Therapeutics+                                                                         2,900            62,582
Patterson Dental Co.+                                                                        2,845           195,195

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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
ResMed, Inc.+                                                                                1,900   $        85,861
Respironics, Inc.+                                                                          10,620           573,692
St. Jude Medical, Inc.+                                                                      1,100            79,310
STERIS Corp.+                                                                                1,383            35,681
Stryker Corp.                                                                                1,200           106,236
Sybron Dental Specialties, Inc.+                                                             1,500            40,875
Techne Corp.+                                                                                3,200           130,592
Techtronic Industries Co.                                                                  202,000           651,931
Varian Medical Systems, Inc.+                                                                3,196           275,847
Wright Medical Group, Inc.+                                                                  1,500            46,050
Zimmer Holdings, Inc.+                                                                       8,096           597,323
                                                                                                     ---------------
                                                                                                          17,252,932
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 7.9%

AEROSPACE & MILITARY TECHNOLOGY -- 0.8%
Alliant Techsystems, Inc.+                                                                     633            34,435
Embraer Aircraft Corp. ADR                                                                  11,600           372,360
Rockwell Collins, Inc.                                                                      10,954           346,256
United Defense Industries, Inc.+                                                               510            16,213

BUSINESS SERVICES -- 3.2%
Alliance Data Systems Corp.+                                                                   325            10,904
Allied Waste Industries, Inc.+                                                               1,505            20,031
AMIS Holdings, Inc.+                                                                         4,000            64,920
Applera Corp.                                                                                8,852           175,092
Bearingpoint, Inc.+                                                                            828             8,876
Convergys Corp.+                                                                               396             6,019
Corporate Executive Board Co.                                                                3,092           145,324
CUNO, Inc.+                                                                                  1,600            71,808
DeVry, Inc.+                                                                                 4,509           135,946
Donaldson Co., Inc.                                                                          1,420            37,673
Fastenal Co.                                                                                 1,359            72,965
Fluor Corp.                                                                                    109             4,217
Getty Images, Inc.+                                                                            666            35,951
Harte-Hanks, Inc.                                                                            4,407           103,212
Hewitt Associates, Inc.+                                                                     2,071            66,293
Interpublic Group Cos., Inc.+                                                                  452             6,952
Iron Mountain, Inc.+                                                                         4,428           197,622
Jacobs Engineering Group, Inc.+                                                                877            39,114
Manpower, Inc.                                                                               3,776           175,584
Monster Worldwide, Inc.+                                                                    24,264           635,717
Pall Corp.                                                                                   4,837           109,751
Paychex, Inc.                                                                                2,550            90,780
Robert Half International, Inc.+                                                             8,214           194,015
Stericycle, Inc.+                                                                            1,718            82,223
SunGard Data Systems, Inc.+                                                                  9,227           252,820
Watson Wyatt & Co. Holdings+                                                                 1,800            45,432
WPP Group, PLC ADR                                                                           2,401           122,259
Xerox Corp.+                                                                                 2,454            35,755

ELECTRICAL EQUIPMENT -- 0.6%
American Power Conversion Corp.                                                              7,800           179,478
AMETEK, Inc.                                                                                   526            13,486
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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Cabot Microelectronics Corp.+                                                                  800   $        33,792
Franklin Electric Co., Inc.                                                                    100             6,368
Jabil Circuit, Inc.+                                                                         6,297           185,321
Littelfuse, Inc.+                                                                            1,700            63,240
Roper Industries, Inc.                                                                       1,400            67,550

MACHINERY -- 1.2%
Cognex Corp.                                                                                20,700           688,275
Dover Corp.                                                                                  1,915            74,245
Graco, Inc.                                                                                  1,455            42,355
IDEX Corp.                                                                                   1,800            78,264
Mettler-Toledo International, Inc.+                                                            743            32,989
Pentair, Inc.                                                                                  123             7,257
SPX Corp.                                                                                      288            13,098
Zebra Technologies Corp., Class A+                                                           1,545           107,177

MULTI-INDUSTRY -- 0.8%
American Standard Cos., Inc.+                                                                1,331           151,401
Aramark Corp., Class B                                                                       4,075           111,696
Danaher Corp.                                                                                  500            46,685
Eagle Materials, Inc.                                                                           31             1,824
Eagle Materials, Inc., Class B                                                                 104             6,074
ITT Industries, Inc.                                                                         4,076           311,121
Viad Corp.                                                                                   2,597            62,770

TRANSPORTATION -- 1.3%
C.H. Robinson Worldwide, Inc.                                                                4,612           191,398
Expeditors International of Washington, Inc.                                                 5,654           223,276
J.B. Hunt Transport Services, Inc.+                                                            500            14,085
Landstar System, Inc.+                                                                       2,000            81,880
Sirva, Inc.+                                                                                24,800           598,176
Swift Transportation Co., Inc.+                                                                723            12,414
UTI Worldwide, Inc.                                                                          1,200            53,628
Werner Enterprises, Inc.                                                                       448             8,490
                                                                                                     ---------------
                                                                                                           7,184,332
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 12.4%

BROADCASTING & MEDIA -- 5.2%
Acxiom Corp.                                                                                   939            20,620
Belo Corp., Class A                                                                            482            13,380
Cablevision Systems New York Group, Class A+                                                 1,475            33,748
Citadel Broadcasting Corp.+                                                                  2,300            40,135
Cox Radio, Inc., Class A+                                                                    7,517           160,112
Cumulus Media, Inc., Class A+                                                                2,400            47,976
Dow Jones & Co., Inc.                                                                        2,279           109,187
E.W. Scripps Co., Class A                                                                    6,004           607,064
Entercom Communications Corp.+                                                              10,239           463,520
Entravision Communications Corp., Class A+                                                     427             3,830
Gemstar-TV Guide International, Inc.+                                                          389             2,610
John Wiley & Sons, Inc., Class A                                                             1,018            30,469
Lamar Advertising Co.+                                                                      12,243           492,414
McGraw-Hill Cos., Inc.                                                                       1,000            76,140
Meredith Corp.                                                                               3,707           187,426
New York Times Co., Class A                                                                  4,659           205,928

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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Omnicom Group, Inc.                                                                            900   $        72,225
Polycom, Inc.+                                                                              20,527           435,788
Radio One, Inc., Class D+                                                                    6,656           123,136
Regent Communications, Inc.+                                                                 8,900            57,939
Salem Communications Corp., Class A+                                                         2,900            79,402
Scholastic Corp.+                                                                               36               981
Spanish Broadcasting System, Inc., Class A+                                                  8,600            89,870
UnitedGlobalCom, Inc., Class A+                                                                190             1,613
Univision Communications, Inc., Class A+                                                    18,287           603,654
Washington Post Co., Class B                                                                   118           104,360
Westwood One, Inc.+                                                                          5,453           160,591
XM Satellite Radio Holdings, Inc., Class A+                                                 17,600           492,800

ENTERTAINMENT PRODUCTS -- 2.2%
Harman International Industries, Inc.                                                        1,139            90,664
International Game Technology                                                               29,624         1,331,895
Knight-Ridder, Inc.                                                                            242            17,727
Leapfrog Enterprises, Inc.+                                                                    379             7,334
Marvel Enterprises, Inc.+                                                                   16,917           324,637
Mattel, Inc.                                                                                12,327           227,310
Multimedia Games, Inc.+                                                                      2,400            59,376

LEISURE & TOURISM -- 5.0%
Alliance Gaming Corp.+                                                                       1,700            54,621
Applebee's International, Inc.                                                               1,178            48,710
Brinker International, Inc.+                                                                 2,037            77,263
Brunswick Corp.                                                                              1,500            61,245
CBRL Group, Inc.                                                                               594            23,546
CEC Entertainment, Inc.+                                                                     9,300           322,710
Cheesecake Factory, Inc.+                                                                    2,089            96,366
Darden Restaurants, Inc.                                                                     3,098            76,799
GTECH Holdings Corp.                                                                         1,064            62,925
Harrah's Entertainment, Inc.                                                                 1,551            85,134
Hilton Hotels Corp.                                                                          8,530           138,613
International Speedway Corp., Class A                                                          516            24,252
JetBlue Airways Corp.+                                                                       1,872            47,343
Krispy Kreme Doughnuts, Inc.+                                                                1,396            47,939
Mandalay Resort Group                                                                          569            32,581
Marriott International, Inc., Class A                                                        6,073           258,406
MGM Mirage, Inc.+                                                                              460            20,856
Outback Steakhouse, Inc.                                                                     2,091           101,832
Rare Hospitality International, Inc.+                                                       19,000           527,250
Royal Caribbean Cruises, Ltd.                                                               16,000           705,600
Ruby Tuesday, Inc.                                                                           2,878            92,528
Sabre Holdings Corp.                                                                         2,200            54,582
Shuffle Master, Inc.+                                                                        1,500            69,735
SkyWest, Inc.                                                                                2,700            51,948
Starbucks Corp.+@                                                                           12,096           456,624
Starwood Hotels & Resorts Worldwide, Inc.                                                    1,027            41,594
Station Casinos, Inc.                                                                       12,959           572,399
Thor Industries, Inc.                                                                        1,800            48,348
Wendy's International, Inc.                                                                    345            14,038
Wynn Resorts, Ltd.+                                                                          2,067            72,345
Yum! Brands, Inc.+                                                                           6,300           239,337
                                                                                                     ---------------
                                                                                                          11,303,330
                                                                                                     ---------------
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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY -- 28.7%

COMMUNICATION EQUIPMENT -- 1.4%
Marvell Technology Group, Ltd.+                                                             21,200   $       955,060
Network Appliance, Inc.+                                                                    11,499           246,654
Symbol Technologies, Inc.                                                                    8,799           121,426

COMPUTER SERVICES -- 3.4%
Affiliated Computer Services, Inc., Class A+                                                11,758           610,240
Autodesk, Inc.                                                                                 141             4,458
BARRA, Inc.                                                                                  1,650            57,734
BISYS Group, Inc.+                                                                           7,012           117,521
Ceridian Corp.+                                                                              1,510            29,762
Certegy, Inc.                                                                                4,592           160,812
CheckFree Corp.+                                                                               654            19,267
Cognizant Technology Solutions Corp.+                                                        4,114           186,158
DoubleClick, Inc.+                                                                           1,654            18,608
DST Systems, Inc.+                                                                           3,820           173,237
FactSet Research Systems, Inc.                                                               2,310            98,314
Fair Isaac Corp.                                                                             3,459           124,801
FileNET Corp.+                                                                               2,000            53,300
Global Payments, Inc.                                                                        1,149            51,797
Maxtor Corp.+                                                                                1,525            12,429
Network Associates, Inc.+                                                                    9,720           174,960
Reynolds & Reynolds Co., Class A                                                             1,406            39,944
SRA International, Inc.+                                                                     4,600           169,924
Symantec Corp.+                                                                             12,051           557,961
Synopsys, Inc.+                                                                              6,764           195,885
Unisys Corp.+                                                                                5,142            73,428
VeriSign, Inc.+                                                                              8,661           143,686

COMPUTER SOFTWARE -- 4.5%
Adobe Systems, Inc.                                                                         11,718           462,041
BMC Software, Inc.+                                                                          9,759           190,788
Check Point Software Technologies, Ltd.+                                                     3,450            78,557
ChoicePoint, Inc.+                                                                           4,898           186,271
Citrix Systems, Inc.+                                                                        8,220           177,716
Cognos, Inc.+                                                                                2,800            86,968
Compuware Corp.+                                                                               447             3,330
Electronic Arts, Inc.+                                                                      10,135           546,885
Fiserv, Inc.+                                                                                9,420           336,953
Intuit, Inc.+                                                                                8,090           363,079
McData Corp., Class A+                                                                       2,164            15,235
Mercury Interactive Corp.+                                                                   3,533           158,278
National Instruments Corp.                                                                   2,626            82,614
NetIQ Corp.+                                                                                 4,428            61,815
NetScreen Technologies, Inc.+                                                                1,445            52,641
Novell, Inc.+                                                                                3,461            39,386
PeopleSoft, Inc.+                                                                            8,442           156,093
Pixar, Inc.+                                                                                   482            31,070
Red Hat, Inc.+                                                                              30,542           698,190
SEI Investments Co.                                                                          3,777           124,641
Siebel Systems, Inc.+                                                                       12,150           139,846
Total System Services, Inc.                                                                    793            16,709
VERITAS Software Corp.+                                                                      3,450            92,840

COMPUTERS & BUSINESS EQUIPMENT -- 3.9%
Arrow Electronics, Inc.+                                                                       619            15,760
Brocade Communications Systems, Inc.+                                                        3,248            21,632
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                                                                                        SHARES            VALUE
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
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Cadence Design Systems, Inc.+                                                                9,933   $       146,412
Diebold, Inc.                                                                                  800            38,496
Henry (Jack) & Associates, Inc.                                                              5,416           104,312
Herman Miller, Inc.                                                                          1,526            40,637
HON Industries, Inc.                                                                         2,126            79,002
Kronos, Inc.+                                                                                1,050            34,156
Lexmark International, Inc., Class A+                                                        5,432           499,744
Mercury Computer Systems, Inc.+                                                              2,000            51,000
Millipore Corp.+                                                                             2,854           146,639
Pitney Bowes, Inc.                                                                           3,317           141,337
Research In Motion, Ltd.+                                                                   15,900         1,483,629
SanDisk Corp.+                                                                               3,073            87,181
Storage Technology Corp.+                                                                      936            26,049
Tivo, Inc.+                                                                                 63,700           566,293
Western Digital Corp.+                                                                       4,172            46,852

ELECTRONICS -- 8.2%
Advanced Micro Devices, Inc.+                                                                2,556            41,484
Agere Systems, Inc., Class B+                                                               59,801           186,579
Agilent Technologies, Inc.+                                                                    524            16,574
Altera Corp.+                                                                               20,095           410,943
Amkor Technology, Inc.+                                                                      1,925            28,163
Amphenol Corp., Class A+                                                                       820            24,354
Analog Devices, Inc.                                                                         1,000            48,010
Applied Micro Circuits Corp.+                                                                2,851            16,393
ASML Holding NV+                                                                             2,500            45,825
Atmel Corp.+                                                                                 3,851            25,031
Broadcom Corp., Class A+                                                                     9,755           382,103
Cree, Inc.+                                                                                  1,537            34,275
Cymer, Inc.+                                                                                 1,000            38,610
Cypress Semiconductor Corp.+                                                                 1,448            29,641
Emulex Corp.+                                                                                1,241            26,421
Energizer Holdings, Inc.+                                                                      428            19,983
Fairchild Semiconductor International, Inc., Class A+                                          797            19,152
Fisher Scientific International, Inc.+                                                       1,075            59,168
FLIR Systems, Inc.+                                                                          1,400            53,368
Genesis Microchip, Inc.+                                                                    16,800           281,568
Gentex Corp.                                                                                 1,726            74,874
Integrated Circuit Systems, Inc.+                                                            2,683            67,155
Integrated Device Technology, Inc.+                                                            873            13,095
International Rectifier Corp.+                                                                 647            29,756
Intersil Corp., Class A                                                                      5,172           115,284
KLA-Tencor Corp.+                                                                           14,401           725,090
L-3 Communications Holdings, Inc.                                                           10,091           600,213
Lam Research Corp.+                                                                          5,363           135,201
Linear Technology Corp.                                                                      5,000           185,100
LSI Logic Corp.+                                                                             2,772            25,890
Maxim Integrated Products, Inc.                                                              1,946            91,637
MEMC Electronic Materials, Inc.+                                                               470             4,300
Microchip Technology, Inc.                                                                  19,507           518,106
Micron Technology, Inc.+                                                                     5,512            92,105
Microsemi Corp.+                                                                             4,000            54,720
Molex, Inc.                                                                                  2,552            77,555
Molex, Inc., Class A                                                                         2,575            67,053
National Semiconductor Corp.+                                                                6,586           292,616

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Novellus Systems, Inc.+                                                                      7,523   $       239,156
NVIDIA Corp.+                                                                                3,387            89,722
Omnivision Technologies, Inc.+                                                               6,700           182,977
ON Semiconductor Corp.+                                                                     56,600           426,764
PerkinElmer, Inc.                                                                            1,001            20,711
PMC-Sierra, Inc.+                                                                            3,809            64,639
Power Integrations, Inc.+                                                                    2,200            64,526
QLogic Corp.+                                                                                4,992           164,786
Rambus, Inc.+                                                                                1,894            53,089
Sanmina-SCI Corp.+                                                                           5,192            57,164
Semtech Corp.+                                                                              18,800           429,204
Silicon Laboratories, Inc.+                                                                  1,707            90,266
Solectron Corp.+                                                                             8,158            45,114
Tektronix, Inc.                                                                                325            10,631
Teradyne, Inc.+                                                                              4,102            97,751
Thermo Electron Corp.+                                                                         717            20,277
Waters Corp.+                                                                                5,551           226,703
Xilinx, Inc.+                                                                                5,300           201,400

INTERNET CONTENT -- 0.9%
Ask Jeeves, Inc.+                                                                           21,700           775,341
Avocent Corp.+                                                                                 725            26,673

INTERNET SOFTWARE -- 1.1%
BEA Systems, Inc.+                                                                          18,144           231,518
F5 Networks, Inc.+                                                                           2,300            77,855
Internet Security Systems, Inc.+                                                             3,500            61,740
Macromedia, Inc.+                                                                            1,549            31,088
Matrixone, Inc.+                                                                             8,200            59,532
RealNetworks, Inc.+                                                                          1,670            10,020
SINA Corp.+                                                                                  1,700            64,311
Websense, Inc.+                                                                             17,300           512,253

TELECOMMUNICATIONS -- 5.3%
ADC Telecommunications, Inc.+                                                                7,538            21,860
ADTRAN, Inc.                                                                                18,822           565,225
Advanced Fibre Communication, Inc.+                                                            717            15,795
America Movil SA de CV ADR                                                                  11,200           432,880
American Tower Corp., Class A+                                                              38,748           439,790
CIENA Corp.+                                                                                 5,057            25,133
Comverse Technology, Inc.+                                                                   1,676            30,403
Corning, Inc.+                                                                              33,495           374,474
Crown Castle International Corp.+                                                              794            10,028
Foundry Networks, Inc.+                                                                      2,484            42,650
Harris Corp.                                                                                 4,333           209,761
IDT Corp.+                                                                                     486             9,657
InterDigital Communications Corp.+                                                           1,171            20,469
JDS Uniphase Corp.+                                                                         64,441           262,275
Juniper Networks, Inc.+                                                                     13,138           341,719
Nextel Communications, Inc., Class A+                                                       17,100           422,883
Nextel Partners, Inc., Class A+                                                              4,929            62,401
NTL, Inc.+                                                                                  11,100           659,895
Plantronics, Inc.+                                                                          13,900           508,879
Qwest Communications International, Inc.+                                                    6,710            28,920
Roger Wireless, Inc.+                                                                        2,200            58,190
Sprint Corp. (PCS Group)+                                                                   17,038           156,750

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Telephone and Data Systems, Inc.                                                               351   $        24,875
Tellabs, Inc.+                                                                               3,490            30,119
United States Cellular Corp.+                                                                  128             4,947
UTStarcom, Inc.+                                                                             1,461            42,018
West Corp.+                                                                                    373             9,288
Western Wireless Corp., Class A+                                                             1,700            39,729
                                                                                                     ---------------
                                                                                                          26,172,062
                                                                                                     ---------------

MATERIALS -- 2.0%

CHEMICALS -- 0.8%
Cabot Corp.                                                                                     78             2,558
Ecolab, Inc.                                                                                 8,168           233,033
Engelhard Corp.                                                                              2,200            65,758
International Flavors & Fragrances, Inc.                                                       927            32,909
Praxair, Inc.                                                                                4,080           151,450
Sigma-Aldrich Corp.                                                                          1,777            98,339
Symyx Technologies, Inc.+                                                                    2,100            60,144
Valspar Corp.                                                                                1,470            72,368

FOREST PRODUCTS -- 0.6%
Delta & Pine Land Co.                                                                        1,800            44,910
Pactiv Corp.+                                                                                1,851            41,185
Smurfit-Stone Container Corp.+                                                              26,700           469,653

METALS & MINERALS -- 0.4%
Ball Corp.                                                                                   1,095            74,219
Florida Rock Industries, Inc.                                                                  138             5,817
Freeport-McMoRan Copper & Gold, Inc., Class B                                                2,884           112,736
Kaydon Corp.                                                                                 1,900            52,307
Phelps Dodge Corp.+                                                                            840            68,594
Southern Peru Copper Corp.                                                                     137             5,542
Timken Co.                                                                                     392             9,106
Trex Co., Inc.+                                                                              1,200            40,932
Vulcan Materials Co.                                                                           119             5,645
Worthington Industries, Inc.                                                                   637            12,211

PLASTIC -- 0.2%
Sealed Air Corp.+                                                                            4,072           202,500
                                                                                                     ---------------
                                                                                                           1,861,916
                                                                                                     ---------------

REAL ESTATE -- 0.4%

REAL ESTATE COMPANIES -- 0.1%
Jones Lang LaSalle, Inc.+                                                                    2,300            59,133
LNR Property Corp.                                                                              85             4,550
St. Joe Co.                                                                                    693            28,198
Trammell Crow Co.+                                                                             100             1,403

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Chelsea Property Group, Inc.                                                                   231            14,539
Cousins Properties, Inc.                                                                       225             7,378
Friedman Billings Ramsey Group                                                               7,309           197,270
Mills Corp.                                                                                    226            12,044
                                                                                                     ---------------
                                                                                                             324,515
                                                                                                     ---------------

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES -- 0.4%

ELECTRIC UTILITIES -- 0.3%
AES Corp.+                                                                                   9,371   $        79,935
XTO Energy, Inc.                                                                             5,988           151,137

GAS & PIPELINE UTILITIES -- 0.1%
CONSOL Energy, Inc.                                                                            506            13,561
Kinder Morgan, Inc.                                                                          1,698           107,008
                                                                                                     ---------------
                                                                                                             351,641
                                                                                                     ---------------
TOTAL COMMON STOCK (cost $74,180,437)                                                                     88,028,058
                                                                                                     ---------------

EXCHANGE-TRADED FUNDS -- 1.9%

ENERGY -- 0.7%

ENERGY SERVICES -- 0.7%
Oil Service HOLDRs Trust                                                                     9,500           667,185
                                                                                                     ---------------

FINANCE -- 1.2%

FINANCIAL SERVICES -- 1.2%
iShares Russell Midcap Growth Index Fund                                                    13,900         1,073,080
                                                                                                     ---------------
TOTAL EXCHANGE-TRADED FUNDS (cost $1,757,420)                                                              1,740,265
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $75,937,857)                                                            89,768,323
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 0.2%

REGISTERED INVESTMENT COMPANY -- 0.1%
T. Rowe Price Reserve Investment Fund 1.09%@                                       $       133,740           133,738
                                                                                                     ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%
United States Treasury Bills 0.91% due 06/17/04@                                            55,000            54,897
                                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES (cost $188,631)                                                                  188,635
                                                                                                     ---------------

REPURCHASE AGREEMENTS -- 1.8%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $731,007 and collateralized by $625,000 of United States Treasury Bonds, bearing interest at 6.12%, due 11/15/27 and having an approximate value of
  $751,562@                                                                                731,000           731,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)                               895,000           895,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,626,000)                                                              1,626,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
  (cost $77,752,488)                                                       100.5%                         91,582,958
Liabilities in excess of other assets --                                    (0.5)                           (465,646)
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $    91,117,312
                                                                           =====                     ===============

----------
+   Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
#   Security represents an investment in an affiliated company.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

   NUMBER                                  EXPIRATION    VALUE AT       VALUE AS OF      UNREALIZED
OF CONTRACTS          DESCRIPTION             DATE      TRADE DATE    MARCH 31, 2004    APPRECIATION
----------------------------------------------------------------------------------------------------
   2 Long        S&P MidCap 400 Index      June 2004    $  589,865    $      603,500    $     13,635
                                                                                        ============

See Notes to Financial Statements

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO                   INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 95.4%

CONSUMER DISCRETIONARY -- 15.1%

APPAREL & TEXTILES -- 1.6%
Foot Locker, Inc.                                                                           29,197   $       753,283
Jones Apparel Group, Inc.                                                                    2,075            75,011
Liz Claiborne, Inc.                                                                          1,872            68,684
Polo Ralph Lauren Corp.                                                                        728            24,956
Reebok International, Ltd.                                                                     726            30,020
Tommy Hilfiger Corp.+                                                                       36,800           625,600
V. F. Corp.                                                                                  1,440            67,248

AUTOMOTIVE -- 4.0%
American Axle & Manufacturing Holdings, Inc.+                                                8,905           328,149
ArvinMeritor, Inc.                                                                           1,108            21,972
Autoliv, Inc.                                                                                  909            37,269
AutoNation, Inc.+                                                                            3,096            52,787
BorgWarner, Inc.                                                                               458            38,852
Cummins, Inc.                                                                               22,403         1,309,455
Dana Corp.                                                                                  43,660           867,088
Delphi Corp.                                                                                 8,135            81,025
Genuine Parts Co.                                                                           25,948           849,018
Lear Corp.                                                                                   7,599           470,834
Navistar International Corp.+                                                                  425            19,486
O'Reilly Automotive, Inc.+                                                                     145             5,806
PACCAR, Inc.                                                                                 2,888           162,421

HOUSING & HOUSEHOLD DURABLES -- 2.3%
Centex Corp.                                                                                 1,412            76,333
D.R. Horton, Inc.                                                                            2,795            99,027
Ethan Allen Interiors, Inc.                                                                  8,487           350,174
Furniture Brands International, Inc.                                                           829            26,694
Hovnanian Enterprises, Inc., Class A+                                                          388            16,742
KB HOME                                                                                        715            57,772
La-Z-Boy, Inc.                                                                                 832            18,104
Leggett & Platt, Inc.                                                                       21,682           514,080
Lennar Corp., Class A                                                                       15,090           815,313
MDC Holdings, Inc.                                                                             347            24,429
Mohawk Industries, Inc.+                                                                       616            50,728
Pulte Homes, Inc.                                                                            1,688            93,853
Ryland Group, Inc.                                                                             431            38,286
Sherwin-Williams Co.                                                                         2,213            85,045
Toll Brothers, Inc.+                                                                           801            36,389
Whirlpool Corp.                                                                                890            61,294

RETAIL -- 7.2%
Abercrombie & Fitch Co., Class A                                                            23,400           791,856
AnnTaylor Stores Corp.+                                                                      4,100           175,480
Avery Dennison Corp.                                                                           280            17,419
Barnes & Noble, Inc.+                                                                          669            21,809
Big Lots, Inc.+                                                                             23,518           341,011

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Blockbuster, Inc., Class A                                                                     402   $         7,035
Borders Group, Inc.                                                                          1,117            26,518
CDW Corp.                                                                                    7,200           486,792
Circuit City Stores, Inc.                                                                    3,219            36,375
Claire's Stores, Inc.                                                                          108             2,251
Federated Department Stores, Inc.                                                           18,871         1,019,978
J.C. Penney Co., Inc.                                                                       38,817         1,350,055
Limited Brands                                                                              21,361           427,220
May Department Stores Co.                                                                   13,459           465,412
Michaels Stores, Inc.                                                                          195             9,481
MSC Industrial Direct Co., Inc., Class A                                                        60             1,797
Neiman Marcus Group, Inc., Class A                                                             616            33,227
Nordstrom, Inc.                                                                              1,678            66,952
Office Depot, Inc.+                                                                         36,189           681,077
Payless ShoeSource, Inc.+                                                                   20,800           290,368
Pier 1 Imports, Inc.                                                                           309             7,323
Regis Corp.                                                                                    392            17,421
Rent-A-Center, Inc.+                                                                           152             5,014
Rite Aid Corp.+                                                                              1,705             9,275
Ross Stores, Inc.                                                                            9,970           305,182
Saks, Inc.+                                                                                  2,183            38,421
Sears, Roebuck & Co.                                                                         4,515           193,964
SUPERVALU, Inc.                                                                              2,334            71,280
Talbots, Inc.                                                                                   57             2,039
Toys "R" Us, Inc.+                                                                           3,786            63,605
W.W. Grainger, Inc.                                                                         13,631           654,288
                                                                                                     ---------------
                                                                                                          15,873,152
                                                                                                     ---------------

CONSUMER STAPLES -- 4.7%

FOOD, BEVERAGE & TOBACCO -- 3.2%
Adolph Coors Co., Class B                                                                      457            31,739
Albertson's, Inc.                                                                            5,932           131,394
Aqua America, Inc.                                                                           1,590            34,471
Archer-Daniels-Midland Co.                                                                  65,372         1,102,826
Brown-Forman Corp., Class B                                                                  1,038            49,471
Coca-Cola Enterprises, Inc.                                                                  2,852            68,933
Constellation Brands, Inc., Class A+                                                         1,159            37,204
Dean Foods Co.+                                                                             12,537           418,736
Del Monte Foods Co.+                                                                         1,831            20,599
Hershey Foods Corp.                                                                            699            57,912
Hormel Foods Corp.                                                                           1,288            37,777
J. M. Smucker Co.                                                                              908            47,924
Lancaster Colony Corp.                                                                         494            19,957
Loews Corp. - Carolina Group                                                                   745            20,376
McCormick & Co., Inc.                                                                          863            28,928
Pepsi Bottling Group, Inc.                                                                   6,845           203,639
PepsiAmericas, Inc.                                                                          1,081            22,074
Performance Food Group Co.+                                                                    231             7,935
R.J. Reynolds Tobacco Holdings, Inc.                                                         4,359           263,719
Safeway, Inc.+                                                                              18,212           374,803
Smithfield Foods, Inc.+                                                                      1,438            38,998
Tootsie Roll Industries, Inc.                                                                  340            12,430

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Tyson Foods, Inc., Class A                                                                   3,683   $        66,478
UST, Inc.                                                                                    5,547           200,247
Winn-Dixie Stores, Inc.                                                                      1,319            10,024

HOUSEHOLD & PERSONAL PRODUCTS -- 1.5%
Alberto-Culver Co., Class B                                                                  1,019            44,704
American Greetings Corp., Class A+                                                           8,800           200,376
Blyth, Inc.                                                                                    613            20,027
Church & Dwight, Inc.                                                                          170             7,363
Clorox Co.                                                                                   5,619           274,825
Estee Lauder Cos., Inc., Class A                                                             6,456           286,259
Fortune Brands, Inc.                                                                         2,559           196,096
Newell Rubbermaid, Inc.                                                                     21,677           502,906
Scotts Co., Class A+                                                                           334            21,426
Tupperware Corp.                                                                             3,800            67,678
                                                                                                     ---------------
                                                                                                           4,930,254
                                                                                                     ---------------

ENERGY -- 6.4%

ENERGY SERVICES -- 4.0%
Cooper Cameron Corp.+                                                                           67             2,951
Halliburton Co.                                                                             30,000           911,700
Noble Energy, Inc.                                                                             607            28,590
Patterson-UTI Energy, Inc.+                                                                  3,700           131,017
Pride International, Inc.+                                                                  33,014           563,219
Rowan Cos., Inc.+                                                                              761            16,050
SCANA Corp.                                                                                  6,024           212,948
Sempra Energy                                                                                3,492           111,046
Smith International, Inc.+                                                                     336            17,979
Southwest Gas Corp.                                                                         12,800           299,520
Sunoco, Inc.                                                                                10,119           631,223
TECO Energy, Inc.                                                                            3,385            49,523
Texas Genco Holdings, Inc.                                                                     239             8,544
Tidewater, Inc.                                                                                492            13,840
UGI Corp.                                                                                      748            24,624
Unocal Corp.                                                                                 4,541           169,289
Valero Energy Corp.                                                                          2,110           126,516
Varco International, Inc.+                                                                     428             7,708
Vectren Corp.                                                                                1,294            31,923
Western Gas Resources, Inc.                                                                  5,446           276,929
Westport Resources Corp.+                                                                      461            15,208
WGL Holdings, Inc.                                                                             868            26,127
Wisconsin Energy Corp.                                                                       9,925           319,089
WPS Resources Corp.                                                                            640            30,592
Xcel Energy, Inc.                                                                            6,961           123,975

ENERGY SOURCES -- 2.4%
Amerada Hess Corp.                                                                           1,238            80,817
Chesapeake Energy Corp.                                                                        754            10,104
Diamond Offshore Drilling, Inc.                                                                424            10,257
ENSCO International, Inc.                                                                    1,717            48,368
EOG Resources, Inc.                                                                         14,900           683,761
Evergreen Resources, Inc.+                                                                   9,700           333,195
GlobalSantaFe Corp.                                                                         15,800           438,766

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Grant Prideco, Inc.+                                                                            94   $         1,457
Helmerich & Payne, Inc.                                                                        897            25,699
Kerr-McGee Corp.                                                                             1,788            92,082
Key Energy Services, Inc.+                                                                     541             5,951
Marathon Oil Corp.                                                                           5,440           183,165
Murphy Oil Corp.                                                                             1,324            83,372
National-Oilwell, Inc.+                                                                        548            15,497
Newfield Exploration Co.+                                                                      451            21,616
Patina Oil & Gas Corp.                                                                      12,200           320,250
Peabody Energy Corp.                                                                           556            25,860
Pioneer Natural Resources Co.+                                                               1,826            58,980
Pogo Producing Co.                                                                           1,105            50,686
Premcor, Inc.+                                                                                 632            19,573
Reliant Resources, Inc.+                                                                     4,655            38,217
                                                                                                     ---------------
                                                                                                           6,697,803
                                                                                                     ---------------

FINANCE -- 18.5%

BANKS -- 6.9%
AmSouth Bancorp                                                                              6,219           146,209
Associated Banc-Corp                                                                         1,226            54,913
BancorpSouth, Inc.                                                                           1,341            29,341
Bank of Hawaii Corp.                                                                         1,022            47,349
Banknorth Group, Inc.                                                                       19,199           653,534
BOK Financial Corp.+                                                                           337            13,817
Charter One Financial, Inc.                                                                  4,000           141,440
City National Corp.                                                                          9,841           589,476
Colonial BancGroup, Inc.                                                                     2,125            39,312
Comerica, Inc.                                                                               3,080           167,306
Commerce Bancorp, Inc.                                                                         140             9,223
Commerce Bancshares, Inc.                                                                    1,096            52,290
Compass Bancshares, Inc.                                                                     2,199            91,193
Cullen/Frost Bankers, Inc.                                                                     878            37,543
Downey Financial Corp.                                                                         395            20,895
F.N.B. Corp.                                                                                   953            21,061
First BanCorp.                                                                                 217             9,027
First Midwest Bancorp, Inc.                                                                    827            28,234
First National Bankshares Florida, Inc.                                                        983            17,271
First Tennessee National Corp.                                                               2,073            98,882
FirstMerit Corp.                                                                             1,326            34,542
Fulton Financial Corp.                                                                       1,933            43,048
Greenpoint Financial Corp.                                                                   2,094            91,529
Hibernia Corp., Class A                                                                      2,732            64,175
Hudson City Bancorp, Inc.                                                                      756            28,607
Hudson United Bancorp                                                                          722            27,472
Huntington Bancshares, Inc.                                                                  4,027            89,359
Independence Community Bank Corp.                                                              847            34,515
International Bancshares Corp.                                                                 421            22,241
KeyCorp                                                                                     15,524           470,222
M & T Bank Corp.                                                                             7,279           654,018
Marshall & Ilsley Corp.                                                                      4,016           151,845
Mercantile Bankshares Corp.                                                                  1,265            54,357
National Commerce Financial Corp.                                                            3,605           103,139

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
New York Community Bancorp, Inc.                                                            18,785   $       643,950
North Fork Bancorp., Inc.                                                                   11,865           502,127
Northern Trust Corp.                                                                         3,196           148,902
Old National Bancorp.                                                                        1,180            26,668
Park National Corp.                                                                            204            23,113
Peoples Bank                                                                                   474            22,036
Popular, Inc.                                                                                1,629            70,210
Provident Financial Group, Inc.                                                                747            30,000
Regions Financial Corp.                                                                      3,901           142,465
Sky Financial Group, Inc.                                                                    1,684            43,700
SouthTrust Corp.                                                                            23,611           782,941
Sovereign Bancorp, Inc.                                                                      5,321           113,976
Synovus Financial Corp.                                                                        430            10,514
TCF Financial Corp.                                                                            527            26,914
Trustmark Corp.                                                                                867            25,230
Union Planters Corp.                                                                         3,288            98,147
UnionBanCal Corp.                                                                              928            48,618
United Bankshares, Inc.                                                                        653            19,916
Valley National Bancorp                                                                      1,233            34,487
Washington Federal, Inc.                                                                     1,327            33,878
Webster Financial Corp.                                                                        788            39,959
Westamerica Bancorp                                                                            439            22,152
Whitney Holding Corp.                                                                          712            29,719
Wilmington Trust Corp.                                                                       1,198            44,769
Zions Bancorp.                                                                               1,568            89,690

FINANCIAL SERVICES -- 2.9%
A.G. Edwards, Inc.                                                                             968            37,868
Allied Capital Corp.                                                                         2,190            66,335
American Capital Strategies, Ltd.                                                            6,442           214,132
AmeriCredit Corp.+                                                                           1,763            30,024
Astoria Financial Corp.                                                                      1,383            52,595
Bear Stearns Co., Inc.                                                                       5,109           447,957
Capitol Federal Financial                                                                      332            11,919
CIT Group, Inc.                                                                             20,565           782,498
Countrywide Credit Industries, Inc.                                                          9,574           918,147
Deluxe Corp.                                                                                   875            35,087
E*TRADE Financial Corp.+                                                                     2,926            39,062
Equifax, Inc.                                                                                  549            14,175
Franklin Resources, Inc.                                                                     2,906           161,806
IndyMac Bancorp, Inc.                                                                          890            32,298
Instinet Group, Inc.+                                                                        2,421            17,068
Interactive Data Corp.+                                                                        297             5,281
Janus Capital Group, Inc.                                                                    4,135            67,731
Jefferies Group, Inc.                                                                          684            24,166
LaBranche & Co., Inc.                                                                          584             6,547
Legg Mason, Inc.                                                                               186            17,257
Providian Financial Corp.+                                                                   2,698            35,344
Raymond James Financial, Inc.                                                                1,047            26,018
Student Loan Corp.                                                                              68            10,541
T. Rowe Price Group, Inc.                                                                      535            28,799
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                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE -- 8.7%
Alleghany Corp.+                                                                                57   $        14,096
Ambac Financial Group, Inc.                                                                  3,353           247,384
American Financial Group, Inc.                                                                 643            19,181
American National Insurance Co.                                                                159            14,229
Aon Corp.                                                                                    4,488           125,260
Arthur J. Gallagher & Co.                                                                   10,600           345,242
CIGNA Corp.                                                                                  2,459           145,130
Cincinnati Financial Corp.                                                                   2,400           104,280
CNA Financial Corp.+                                                                           353             9,729
Erie Indemnity Co., Class A                                                                    450            21,717
Everest Re Group, Ltd.                                                                       8,800           751,872
Fidelity National Financial, Inc.                                                            2,450            97,020
First American Corp.                                                                         1,159            35,257
HCC Insurance Holdings, Inc.                                                                   679            21,952
Jefferson-Pilot Corp.                                                                        2,511           138,130
John Hancock Financial Services, Inc.                                                        5,094           222,557
Leucadia National Corp.                                                                        756            40,280
Lincoln National Corp.                                                                       7,564           357,928
Loews Corp.                                                                                  2,270           134,066
Markel Corp.+                                                                                   93            26,775
MBIA, Inc.                                                                                   5,127           321,463
Mercury General Corp.                                                                          476            23,767
MGIC Investment Corp.                                                                        1,268            81,444
MONY Group, Inc.+                                                                              874            27,479
Nationwide Financial Services, Inc., Class A                                                   974            35,113
Odyssey Re Holdings Corp.                                                                      199             5,373
Old Republic International Corp.                                                             3,132            76,922
PartnerRe, Ltd.                                                                             24,665         1,392,339
PMI Group, Inc.                                                                             13,171           492,068
Protective Life Corp.                                                                        1,087            40,708
Radian Group, Inc.                                                                           1,493            63,602
Reinsurance Group of America, Inc.                                                             391            16,019
RenaissanceRe Holdings, Ltd.                                                                10,457           543,764
SAFECO Corp.                                                                                23,096           997,054
St. Paul Cos., Inc.                                                                          3,738           149,557
StanCorp Financial Group, Inc.                                                                 503            32,821
Torchmark Corp.                                                                              8,849           475,988
Transatlantic Holdings, Inc.#                                                                  344            30,000
Unitrin, Inc.                                                                                  783            33,591
UnumProvident Corp.                                                                          5,050            73,881
W.R. Berkley Corp.                                                                           1,058            42,193
Wesco Financial Corp.                                                                           29            11,223
Willis Group Holdings, Ltd.                                                                 16,017           595,832
XL Capital, Ltd., Class A                                                                    9,200           699,568
                                                                                                     ---------------
                                                                                                          19,427,975
                                                                                                     ---------------

HEALTHCARE -- 5.7%

DRUGS -- 1.4%
Andrx Corp.+                                                                                   259             7,045
Caremark Rx, Inc.+                                                                          15,700           522,025
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                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
ICOS Corp.+                                                                                    539   $        19,970
Invitrogen Corp.+                                                                              675            48,391
King Pharmaceuticals, Inc.+                                                                 23,831           401,314
Millennium Pharmaceuticals, Inc.+                                                            2,503            42,301
Mylan Laboratories, Inc.                                                                    15,300           347,769
Neurocrine Biosciences, Inc.+                                                                  345            20,389
Omnicare, Inc.                                                                                 711            31,518
Protein Design Labs, Inc.+                                                                     404             9,623
Watson Pharmaceuticals, Inc.+                                                                1,639            70,133

HEALTH SERVICES -- 2.7%
Aetna, Inc.                                                                                 16,236         1,456,694
Charles River Laboratories International, Inc.+                                             10,400           445,640
Community Health Systems, Inc.+                                                                419            11,661
Covance, Inc.+                                                                              11,100           382,284
Health Net, Inc.+                                                                            8,038           200,387
Henry Schein, Inc.+                                                                            276            19,712
Humana, Inc.+                                                                                2,811            53,465
Laboratory Corp. of America Holdings+                                                          181             7,104
Manor Care, Inc.                                                                             1,348            47,571
PacifiCare Health Systems, Inc.+                                                             1,391            55,014
Renal Care Group, Inc.+                                                                        383            17,526
Tenet Healthcare Corp.+                                                                      6,702            74,794
Triad Hospitals, Inc.+                                                                         743            22,899
Universal Health Services, Inc., Class B                                                        67             3,087
Valeant Pharmaceuticals International                                                          795            18,977
WebMD Corp.+                                                                                   694             6,170
Wellchoice, Inc.+                                                                              394            14,539

MEDICAL PRODUCTS -- 1.6%
AmerisourceBergen Corp.                                                                      5,341           292,046
Apogent Technologies, Inc.+                                                                  1,378            42,277
Bausch & Lomb, Inc.                                                                         14,092           845,097
C.R. Bard, Inc.                                                                                 84             8,202
Hillenbrand Industries, Inc.                                                                   584            39,648
Human Genome Sciences, Inc.+                                                                 1,274            15,963
McKesson Corp.                                                                               2,081            62,617
MedImmune, Inc.+                                                                            14,800           341,584
STERIS Corp.+                                                                                   61             1,574
                                                                                                     ---------------
                                                                                                           6,007,010
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 9.8%

AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
Alliant Techsystems, Inc.+                                                                     137             7,453
Goodrich Corp.                                                                               2,069            58,077
Rockwell Automation, Inc.                                                                    2,951           102,311
Rockwell Collins, Inc.                                                                      13,679           432,393
Textron, Inc.                                                                                2,028           107,788

BUSINESS SERVICES -- 3.7%
Allied Waste Industries, Inc.+                                                               1,822            24,251
Applera Corp.                                                                                  508            10,048
Bearingpoint, Inc.+                                                                          2,113            22,651
Convergys Corp.+                                                                             2,215            33,668
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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Donaldson Co., Inc.                                                                            156   $         4,139
Eastman Kodak Co.@                                                                           5,015           131,243
Fluor Corp.                                                                                  1,366            52,851
Getty Images, Inc.+                                                                          3,400           183,532
Harsco Corp.                                                                                   706            32,123
Harte-Hanks, Inc.                                                                              120             2,810
Interpublic Group Cos., Inc.+                                                               30,542           469,736
Jacobs Engineering Group, Inc.+                                                                114             5,084
Manpower, Inc.                                                                                 397            18,460
Monsanto Co.                                                                                46,081         1,689,790
Pall Corp.                                                                                     341             7,737
R.R. Donnelley & Sons Co.                                                                   15,579           471,265
Republic Services, Inc.                                                                     17,770           481,034
Service Corp. International+                                                                 5,261            39,300
SunGard Data Systems, Inc.+                                                                    330             9,042
Xerox Corp.+                                                                                11,054           161,057

ELECTRICAL EQUIPMENT -- 2.0%
American Power Conversion Corp.                                                              2,888            66,453
AMETEK, Inc.                                                                                   687            17,615
Crane Co.                                                                                      902            29,766
Eaton Corp.                                                                                 14,141           794,583
Hubbell, Inc., Class B                                                                      15,951           640,114
Jabil Circuit, Inc.+                                                                           268             7,887
Johnson Controls, Inc.                                                                       3,304           195,431
Puget Energy, Inc.                                                                          15,900           355,683

MACHINERY -- 1.9%
AGCO Corp.+                                                                                  1,266            26,219
AptarGroup, Inc.                                                                               618            23,731
CNH Global NV                                                                               12,820           239,990
Dover Corp.                                                                                  2,892           112,123
Parker-Hannifin Corp.                                                                        2,081           117,577
Pentair, Inc.                                                                                  806            47,554
Precision Castparts Corp.                                                                    1,097            48,301
Snap-On, Inc.                                                                               21,906           708,440
SPX Corp.                                                                                    1,140            51,847
Stanley Works                                                                                7,821           333,800
Zebra Technologies Corp., Class A+                                                           4,845           336,098

MULTI-INDUSTRY -- 0.4%
American Standard Cos., Inc.+                                                                3,355           381,631
ITT Industries, Inc.                                                                            87             6,641
Teleflex, Inc.                                                                                 610            30,030
Viad Corp.                                                                                     856            20,690

TRANSPORTATION -- 1.1%
CNF, Inc.                                                                                      860            28,896
CSX Corp.                                                                                    3,776           114,375
J.B. Hunt Transport Services, Inc.+                                                            596            16,789
Landstar System, Inc.+                                                                       7,050           288,627
Norfolk Southern Corp.                                                                       6,806           150,345
Ryder System, Inc.                                                                             991            38,381
Swift Transportation Co., Inc.+                                                                248             4,258
Teekay Shipping Corp                                                                         4,600           316,940

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION (CONTINUED)
Werner Enterprises, Inc.                                                                       422   $         7,997
Yellow Roadway Corp.+                                                                        7,000           235,690
                                                                                                     ---------------
                                                                                                          10,352,345
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 4.1%
BROADCASTING & MEDIA -- 1.5%
Acxiom Corp.                                                                                   327             7,181
Belo Corp., Class A                                                                         16,873           468,394
Cablevision Systems New York Group, Class A+                                                   199             4,553
Cox Radio, Inc., Class A+                                                                      225             4,792
Entercom Communications Corp.+                                                                  50             2,264
Entravision Communications Corp., Class A+                                                     402             3,606
Gemstar-TV Guide International, Inc.+                                                        3,092            20,747
Hearst-Argyle Television, Inc.                                                                 579            15,569
Lamar Advertising Co.+                                                                      15,389           618,946
Lee Enterprises, Inc.                                                                          765            34,563
McClatchy Co., Class A                                                                         285            20,246
Media General, Inc., Class A                                                                   295            19,848
Meredith Corp.                                                                                 274            13,853
New York Times Co., Class A                                                                    923            40,797
Polycom, Inc.+                                                                               1,103            23,417
Radio One, Inc., Class D+                                                                      863            15,965
Reader's Digest Assoc., Inc., Class A                                                        1,464            20,613
Scholastic Corp.+                                                                              531            14,470
Sirius Satellite Radio, Inc.+                                                               16,951            57,633
UnitedGlobalCom, Inc., Class A+                                                              1,844            15,656
Univision Communications, Inc., Class A+                                                       154             5,084
Washington Post Co., Class B                                                                    64            56,602
XM Satellite Radio Holdings, Inc., Class A+                                                  2,426            67,928

ENTERTAINMENT PRODUCTS -- 0.5%
Callaway Golf Co.                                                                           18,700           354,926
Hasbro, Inc.                                                                                 2,479            53,918
Knight-Ridder, Inc.                                                                          1,248            91,416
Metro-Goldwyn-Mayer, Inc.+                                                                   1,387            24,134

LEISURE & TOURISM -- 2.1%
Brunswick Corp.                                                                              1,503            61,367
Caesars Entertainment, Inc.+                                                                46,901           611,589
CBRL Group, Inc.                                                                               405            16,054
Darden Restaurants, Inc.                                                                       606            15,023
Delta Air Lines, Inc.                                                                        2,090            16,553
GTECH Holdings Corp.                                                                            98             5,796
Harrah's Entertainment, Inc.                                                                 6,538           358,871
Hilton Hotels Corp.                                                                         19,043           309,449
International Speedway Corp., Class A                                                          102             4,794
Mandalay Resort Group                                                                          412            23,591
Marriott International, Inc., Class A                                                        1,489            63,357
MGM Mirage, Inc.+                                                                              744            33,733
Outback Steakhouse, Inc.                                                                       247            12,029
Regal Entertainment Group                                                                      465            10,221
Sabre Holdings Corp.                                                                         2,375            58,924
Starwood Hotels & Resorts Worldwide, Inc.                                                    2,522           102,141
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                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Wendy's International, Inc.                                                                  1,706   $        69,417
Wynn Resorts, Ltd.+                                                                            240             8,400
Yum! Brands, Inc.+                                                                          13,178           500,632
                                                                                                     ---------------
                                                                                                           4,359,062
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 7.6%

COMMUNICATION EQUIPMENT -- 0.0%
Symbol Technologies, Inc.                                                                      460             6,348

COMPUTER SERVICES -- 1.0%
Affiliated Computer Services, Inc., Class A+                                                   221            11,470
Anteon International Corp.+                                                                 13,200           381,348
Autodesk, Inc.                                                                               1,886            59,635
BISYS Group, Inc.+                                                                             122             2,045
Ceridian Corp.+                                                                              1,064            20,972
CheckFree Corp.+                                                                               644            18,972
Computer Sciences Corp.+                                                                     7,325           295,417
DoubleClick, Inc.+                                                                             441             4,961
DST Systems, Inc.+                                                                             120             5,442
Electronic Data Systems Corp.                                                                8,034           155,458
Global Payments, Inc.                                                                           21               947
Maxtor Corp.+                                                                                2,292            18,680
Network Associates, Inc.+                                                                      264             4,752
Unisys Corp.+                                                                                1,419            20,263
VeriSign, Inc.+                                                                                903            14,981

COMPUTER SOFTWARE -- 1.5%
Activision, Inc.+                                                                           39,850           630,427
BMC Software, Inc.+                                                                            340             6,647
Compuware Corp.+                                                                             6,533            48,671
NetIQ Corp.+                                                                                18,300           255,468
Novell, Inc.+                                                                                3,522            40,080
PeopleSoft, Inc.+                                                                            3,405            62,958
Siebel Systems, Inc.+                                                                        3,276            37,707
Sybase, Inc.+                                                                               24,600           516,354

COMPUTERS & BUSINESS EQUIPMENT -- 1.3%
Apple Computer, Inc.+                                                                        6,479           175,257
Arrow Electronics, Inc.+                                                                     1,442            36,713
Brocade Communications Systems, Inc.+                                                        1,615            10,756
Cadence Design Systems, Inc.+                                                               23,717           349,589
Diebold, Inc.                                                                                1,309            62,989
HON Industries, Inc.                                                                           597            22,184
Hutchinson Technology, Inc.+                                                                 6,100           171,166
IKON Office Solutions, Inc.                                                                  2,532            32,410
Ingram Micro, Inc., Class A+                                                                 1,850            33,485
NCR Corp.+                                                                                   1,511            66,575
Pitney Bowes, Inc.                                                                           1,358            57,864
Steelcase, Inc., Class A                                                                       661             8,593
Storage Technology Corp.+                                                                   11,935           332,151

ELECTRONICS -- 1.5%
Advanced Micro Devices, Inc.+                                                                3,949            64,092
Agilent Technologies, Inc.+                                                                  7,851           248,327

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Applied Micro Circuits Corp.+                                                                3,186   $        18,319
Atmel Corp.+                                                                                 4,074            26,481
Avnet, Inc.+                                                                                 2,022            49,519
AVX Corp.                                                                                    1,028            16,952
Cypress Semiconductor Corp.+                                                                   924            18,914
Emulex Corp.+                                                                                  365             7,771
Energizer Holdings, Inc.+                                                                    1,071            50,005
Fairchild Semiconductor International, Inc., Class A+                                          923            22,180
Imation Corp.                                                                                  645            24,265
Integrated Circuit Systems, Inc.+                                                            7,100           177,713
Integrated Device Technology, Inc.+                                                          1,190            17,850
International Rectifier Corp.+                                                                 584            26,858
Intersil Corp., Class A                                                                      1,307            29,133
L-3 Communications Holdings, Inc.                                                              632            37,591
LSI Logic Corp.+                                                                             3,869            36,136
Micron Technology, Inc.+                                                                     5,321            88,914
Molex, Inc.                                                                                    231             7,020
National Semiconductor Corp.+                                                                  513            22,793
Novellus Systems, Inc.+                                                                        543            17,262
PerkinElmer, Inc.                                                                            1,086            22,469
Power Integrations, Inc.+                                                                    6,900           202,377
Sanmina-SCI Corp.+                                                                           4,998            55,028
Solectron Corp.+                                                                             7,854            43,433
Tech Data Corp.+                                                                               919            37,624
Tektronix, Inc.                                                                              1,070            35,000
Thermo Electron Corp.+                                                                       2,250            63,630
Vishay Intertechnology, Inc.+                                                                2,806            59,880

INTERNET CONTENT -- 0.0%
Avocent Corp.+                                                                                 121             4,452
Mindspeed Technologies, Inc.+                                                                    1                 6

TELECOMMUNICATIONS -- 2.3%
3Com Corp.+                                                                                  6,942            49,011
ADC Telecommunications, Inc.+                                                                8,023            23,267
Advanced Fibre Communication, Inc.+                                                            942            20,752
American Tower Corp., Class A+                                                               1,953            22,167
Avaya, Inc.+                                                                                21,084           334,814
CenturyTel, Inc.                                                                            14,488           398,275
CIENA Corp.+                                                                                 4,068            20,218
Citizens Communications Co.+                                                                 4,970            64,312
Comverse Technology, Inc.+                                                                   1,365            24,761
Corning, Inc.+                                                                              11,348           126,871
Crown Castle International Corp.+                                                              741             9,359
Harris Corp.                                                                                   806            39,018
IDT Corp.+                                                                                     481             9,557
Level 3 Communications, Inc.+                                                                9,571            38,475
Lucent Technologies, Inc.+                                                                  72,799           299,204
NTL, Inc.+                                                                                   1,310            77,879
PanAmSat Corp.+                                                                                591            14,468
Qwest Communications International, Inc.+                                                   18,428            79,425
Scientific-Atlanta, Inc.                                                                     2,450            79,233
Sprint Corp. (PCS Group)+                                                                   39,500           363,400
Telephone and Data Systems, Inc.                                                               623            44,152

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Tellabs, Inc.+                                                                              31,654   $       273,174
United States Cellular Corp.+                                                                  150             5,797
Valassis Communications, Inc.+                                                                 741            22,526
West Corp.+                                                                                     24               598
                                                                                                     ---------------
                                                                                                           7,952,442
                                                                                                     ---------------

MATERIALS -- 9.5%

CHEMICALS -- 3.9%
Agrium, Inc.                                                                                30,900           454,230
Airgas, Inc.                                                                                 1,097            23,366
Ashland, Inc.                                                                                1,213            56,392
Cabot Corp.                                                                                  1,008            33,062
Crompton Corp.                                                                              50,400           321,552
Cytec Industries, Inc.                                                                         679            24,152
Eastman Chemical Co.                                                                        23,175           989,109
Engelhard Corp.                                                                              2,010            60,079
IMC Global, Inc.                                                                            43,600           623,480
International Flavors & Fragrances, Inc.                                                       488            17,324
Lubrizol Corp.                                                                                 900            28,341
Lyondell Chemical Co.                                                                        2,560            37,990
Potash Corp. of Saskatchewan, Inc.                                                           5,900           490,703
PPG Industries, Inc.                                                                         2,994           174,550
Praxair, Inc.                                                                               12,662           470,013
Rohm and Haas Co.                                                                            2,788           111,074
RPM, Inc.                                                                                    1,999            33,064
ServiceMaster Co.                                                                            5,247            63,017
Sigma-Aldrich Corp.                                                                            667            36,912
Valspar Corp.                                                                                  872            42,929

FOREST PRODUCTS -- 3.5%
Bemis Co.                                                                                    1,606            41,756
Boise Cascade Corp.                                                                          1,106            38,323
Bowater, Inc.                                                                                  945            41,230
Georgia-Pacific Corp.                                                                       28,504           960,300
MeadWestvaco Corp.                                                                          23,703           670,558
Owens-Illinois, Inc.+                                                                        1,926            27,003
Packaging Corp. of America                                                                  15,392           347,244
Pactiv Corp.+                                                                               36,459           811,213
Plum Creek Timber Co., Inc.                                                                 14,534           472,064
Rayonier, Inc.                                                                                 836            36,542
Smurfit-Stone Container Corp.+                                                               4,243            74,634
Sonoco Products Co.                                                                          1,566            38,022
Temple-Inland, Inc.                                                                            836            52,952

METALS & MINERALS -- 1.9%
Ball Corp.                                                                                   9,737           659,974
Carlisle Cos., Inc.                                                                            527            29,854
Florida Rock Industries, Inc.                                                                  407            17,155
Lafarge North America, Inc.                                                                    589            23,943
Martin Marietta Materials, Inc.                                                                835            38,544
Nucor Corp.                                                                                  6,996           430,114
Phelps Dodge Corp.+                                                                            812            66,308
Southern Peru Copper Corp.                                                                     127             5,137
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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

METALS & MINERALS (CONTINUED)
Timken Co.                                                                                  26,055   $       605,258
United States Steel Corp.                                                                    1,815            67,645
Vulcan Materials Co.                                                                         1,559            73,959
Worthington Industries, Inc.                                                                   756            14,492

PLASTIC -- 0.2%
Sealed Air Corp.+                                                                            4,300           213,839
                                                                                                     ---------------
                                                                                                           9,949,402
                                                                                                     ---------------

REAL ESTATE -- 5.7%

REAL ESTATE COMPANIES -- 0.1%
Catellus Development Corp.                                                                   1,733            45,075
Forest City Enterprises, Inc., Class A                                                         517            27,841
LNR Property Corp.                                                                             293            15,684

REAL ESTATE INVESTMENT TRUSTS -- 5.6%
AMB Property Corp.                                                                           1,366            50,774
Annaly Mtg. Management, Inc.                                                                 1,924            37,614
Apartment Investment & Management Co., Class A                                               1,658            51,547
Archstone-Smith Trust                                                                        3,227            95,229
Arden Realty, Inc.                                                                             991            32,039
Avalonbay Communities, Inc.                                                                  7,637           409,190
Boston Properties, Inc.                                                                      1,216            66,041
BRE Properties, Inc., Class A                                                                  864            29,652
Camden Property Trust                                                                          599            26,925
CarrAmerica Realty Corp.                                                                       909            30,815
CBL & Associates Properties, Inc.                                                              383            23,493
CenterPoint Properties Corp.                                                                   401            33,083
Chelsea Property Group, Inc.                                                                   454            28,575
Cousins Properties, Inc.                                                                       478            15,674
Crescent Real Estate Equities Co.                                                            1,402            25,194
Developers Diversified Realty Corp.                                                         11,059           446,784
Duke Realty Corp.                                                                            2,415            83,849
Equity Residential                                                                           4,780           142,683
Federal Realty Investment Trust                                                                760            35,112
Friedman Billings Ramsey Group                                                                 282             7,611
General Growth Properties, Inc.                                                              3,745           131,637
Health Care Property Investors, Inc.                                                         8,329           235,711
Healthcare Realty Trust, Inc.                                                               13,242           565,433
Hospitality Properties Trust                                                                 1,059            49,138
Host Marriott Corp.+                                                                        47,974           613,108
HRPT Properties Trust                                                                        3,064            34,623
iStar Financial, Inc.                                                                       19,955           844,097
Kimco Realty Corp.                                                                           1,696            86,462
Liberty Property Trust                                                                       9,876           444,420
Macerich Co.                                                                                 1,041            56,110
Mack-Cali Realty Corp.                                                                       1,049            47,111
Mills Corp.                                                                                    432            23,021
New Plan Excel Realty Trust, Inc.                                                            1,763            48,218
Pan Pacific Retail Properties, Inc.                                                            694            36,157
Prentiss Properties Trust                                                                    8,100           298,890
ProLogis                                                                                     2,888           103,593
Public Storage, Inc.                                                                         1,736            84,474
Realty Income Corp.                                                                            662            29,558

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Regency Centers Corp.                                                                          456   $        21,309
Rouse Co.                                                                                    1,462            78,363
Shurgard Storage Centers, Inc., Class A                                                        771            30,763
Simon Property Group, Inc.                                                                   2,469           144,288
Thornburg Mtg., Inc.                                                                         1,422            44,224
Trizec Properties, Inc.                                                                      1,481            25,399
United Dominion Realty Trust, Inc.                                                           2,199            43,144
Vornado Realty Trust                                                                         1,401            84,732
Weingarten Realty Investors, Inc.                                                            1,190            41,157
                                                                                                     ---------------
                                                                                                           6,005,624
                                                                                                     ---------------

UTILITIES -- 8.3%

ELECTRIC UTILITIES -- 7.2%
Allete, Inc.                                                                                 1,541            54,074
Alliant Energy Corp.                                                                         1,937            50,478
Ameren Corp.                                                                                19,695           907,743
Calpine Corp.+                                                                               7,059            32,966
Centerpoint Energy, Inc.                                                                     4,871            55,676
Cinergy Corp.                                                                                6,794           277,807
CMS Energy Corp.+                                                                           41,600           372,320
Consolidated Edison, Inc.                                                                    3,934           173,489
Constellation Energy Group, Inc.                                                             2,895           115,655
DPL, Inc.                                                                                    2,304            43,200
DTE Energy Co.                                                                               2,945           121,187
Duquesne Light Holdings, Inc.                                                                1,346            26,247
Edison International                                                                         5,015           121,814
Energy East Corp.                                                                            9,807           248,705
Entergy Corp.                                                                                6,777           403,231
FirstEnergy Corp.                                                                           13,896           543,056
Great Plains Energy, Inc.                                                                    1,269            42,879
Hawaiian Electric Industries, Inc.                                                             644            33,385
MDU Resources Group, Inc.                                                                    2,017            47,379
NiSource, Inc.                                                                              27,348           581,145
Northeast Utilities                                                                         33,008           615,599
NSTAR                                                                                          961            48,742
OGE Energy Corp.                                                                             1,466            38,761
Pepco Holdings, Inc.                                                                         2,770            56,619
PG&E Corp.+                                                                                 15,785           457,291
Pinnacle West Capital Corp.                                                                  6,668           262,386
PPL Corp.                                                                                   19,258           878,165
Public Service Enterprise Group, Inc.                                                        3,977           186,839
TXU Corp.                                                                                    5,712           163,706
XTO Energy, Inc.                                                                            27,015           681,859

GAS & PIPELINE UTILITIES -- 1.1%
AGL Resources, Inc.                                                                          1,097            31,835
Dynegy, Inc., Class A+                                                                       5,192            20,560
El Paso Corp.                                                                               11,264            80,087
Equitable Resources, Inc.                                                                    1,125            49,973
KeySpan Corp.                                                                                2,760           105,487
Kinder Morgan, Inc.                                                                            338            21,301
National Fuel Gas Co.                                                                        1,149            28,265
Nicor, Inc.                                                                                    775            27,303
Oneok, Inc.                                                                                  1,728            38,966

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Peoples Energy Corp.                                                                           635   $        28,353
Piedmont Natural Gas Co., Inc.                                                                 644            27,190
Questar Corp.                                                                                1,476            53,786
Williams Cos., Inc.                                                                         64,305           615,399
                                                                                                     ---------------
                                                                                                           8,770,908
                                                                                                     ---------------
TOTAL COMMON STOCK (cost $82,320,652)                                                                    100,325,977
                                                                                                     ---------------

EXCHANGE-TRADED FUNDS -- 1.5%

FINANCE -- 1.5%

FINANCIAL SERVICES -- 1.5%
iShares Russell Midcap Value Index Fund@ (cost $1,537,517)                                  15,800         1,543,818
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $83,858,169)                                                           101,869,795
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 0.0%
U.S. GOVERNMENT OBLIGATIONS -- 0.0%
United States Treasury Bills 0.93% due 06/17/04@ (cost $74,854)                    $        75,000            74,859
                                                                                                     ---------------

REPURCHASE AGREEMENTS -- 3.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be purchased 04/01/04 in the amount of $645,006 and collaterized by $550,000 of United States Treasury Bonds, bearing interest at 6.125%, due 11/15/27 and having an approximate value of
  $661,375                                                                                 645,000           645,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.40%, dated 03/31/04, to be purchased 04/01/04 in the amount of $2,116,024 and collaterized by $1,515,000 of United States Treasury Bonds, bearing interest at 8.00%, due 11/15/21 and having an approximate
  value of $2,164,012                                                                    2,116,000         2,116,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.93%, dated 03/31/04, to be purchased 04/01/04 in the amount of $800,021 and collaterized by $685,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of
  $816,589                                                                                 800,000           800,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $3,561,000)                                                              3,561,000
                                                                                                     ---------------

TOTAL INVESTMENTS --
  (cost $87,494,023)                                                       100.3%                        105,505,654
Liabilities in excess of other assets --                                    (0.3)                           (354,428)
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $   105,151,226
                                                                           =====                     ===============

----------
+   Non-income producing security
#   Security represents an investment in an affiliated company.
@ The security or a portion thereof represents collateral for open futures contracts.

OPEN FUTURES CONTRACTS

    NUMBER                               EXPIRATION     VALUE AT       VALUE AS OF       UNREALIZED
 OF CONTRACTS         DESCRIPTION           DATE       TRADE DATE     MARCH 31, 2004    APPRECIATION
----------------------------------------------------------------------------------------------------
   2 Long       S&P MidCap 400 Index      June 2004   $    589,865    $      603,500    $     13,635
                                                                                        ============

See Notes to Financial Statements.

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                       INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 95.9%

CONSUMER DISCRETIONARY -- 6.8%

APPAREL & TEXTILES -- 1.9%
Cherokee, Inc.                                                                                 177   $         4,152
Deb Shops, Inc.                                                                                124             3,188
DHB Industries, Inc.+                                                                          580             4,275
Ellis Perry International, Inc.+                                                               105             2,886
Finish Line, Inc., Class A+                                                                    585            21,633
Foot Locker, Inc.                                                                           10,500           270,900
Fossil, Inc.+                                                                                6,705           223,612
G & K Services, Inc., Class A                                                                3,085           114,824
Genesco, Inc.+                                                                                 753            17,455
Goody's Family Clothing, Inc.                                                                  528             7,535
Guess?, Inc.+                                                                               13,517           243,711
Hampshire Group, Ltd.+                                                                          51             1,554
Hot Topic, Inc.+                                                                             1,447            38,273
K-Swiss, Inc., Class A                                                                         687            16,811
Kellwood Co.                                                                                   818            32,106
Kenneth Cole Productions, Inc., Class A                                                      5,462           186,254
Maxwell Shoe Co., Inc., Class A+                                                               529            11,908
Mothers Work, Inc.+                                                                            118             3,145
Oakley, Inc.                                                                                   894            13,267
Oshkosh B' Gosh, Inc., Class A                                                                 226             5,288
Oxford Industries, Inc.                                                                        341            15,751
Phillips-Van Heusen                                                                            717            13,264
Quiksilver, Inc.+                                                                            1,581            34,545
Russell Corp.                                                                                  755            13,786
Skechers USA, Inc., Class A+                                                                   533             6,988
Steven Madden, Ltd.+                                                                           287             5,728
Stride Rite Corp.                                                                            1,306            13,857
Timberland Co., Class A+                                                                     1,800           107,010
Unifi, Inc.+                                                                                 1,171             5,188
UniFirst Corp.                                                                                 258             7,116
Vans, Inc.+                                                                                    517             7,652
Warnaco Group, Inc.+                                                                         1,009            20,271
Weyco Group, Inc.                                                                               81             2,965
Wolverine World Wide, Inc.                                                                   1,155            27,870

AUTOMOTIVE -- 0.8%
A.S.V., Inc.+                                                                                  190             5,776
Aftermarket Technology Corp.+                                                                  403             5,920
Americas Car Mart, Inc.+                                                                       124             3,342
Asbury Automotive Group, Inc.+                                                                 348             6,024
Autobytel, Inc.+                                                                               942            12,434
Bandag, Inc.                                                                                   328            16,325
Collins & Aikman Corp+                                                                         900             4,950
Cooper Tire & Rubber Co.                                                                     2,002            40,340
CSK Auto Corp.+                                                                              1,106            20,030
Dollar Thrifty Automotive Group, Inc.+                                                         653            16,501

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

AUTOMOTIVE (CONTINUED)
Dura Automotive Systems, Inc.+                                                                 437   $         5,808
Goodyear Tire & Rubber Co.+                                                                  4,668            39,865
Group 1 Automotive, Inc.+                                                                    5,144           186,213
Keystone Automotive Industries, Inc.+                                                          330             9,029
Lithia Motors, Inc., Class A                                                                   372            10,286
Midas, Inc.+                                                                                   402             7,819
Modine Manufacturing Co.                                                                       762            19,858
Monro Muffler Brake, Inc.+                                                                     271             6,772
Pep Boys-Manny, Moe & Jack                                                                   1,495            41,486
Raytech Corp.+                                                                                 186               536
Sonic Automotive, Inc.                                                                         789            19,764
Sports Resorts International, Inc.+                                                             37               145
Standard Motor Products, Inc.                                                                  189             2,963
Strattec Security Corp.+                                                                        92             5,821
Superior Industries International, Inc.                                                        724            25,658
Tenneco Automotive, Inc.+                                                                    1,191            15,114
Tower Automotive, Inc.+                                                                      1,613             8,129
United Auto Group, Inc.                                                                        556            15,212
Visteon Corp.                                                                                4,009            38,366
Wabash National Corp.+                                                                         710            16,756

HOUSING & HOUSEHOLD DURABLES -- 0.3%
Applica, Inc.+                                                                                 549             6,171
Bassett Furniture Industries, Inc.                                                             433             8,586
Beazer Homes USA, Inc.                                                                         401            42,470
Levitt Corp.+                                                                                  336             8,232
Libbey, Inc.                                                                                   353             9,153
M/I Schottenstein Homes, Inc.                                                                  295            13,948
Meritage Corp.+                                                                                298            22,127
Modtech Holdings, Inc.+                                                                        203             1,504
National Presto Industries, Inc.                                                               207             8,023
NCI Building Systems, Inc.+                                                                    543            12,739
Oneida, Ltd.                                                                                   379               929
Palm Harbor Homes, Inc.+                                                                       496            10,396
Select Comfort Corp.+                                                                          697            19,230
Skyline Corp.                                                                                  174             6,711
Standard Pacific Corp.                                                                       1,029            61,740
Stanley Furniture Co., Inc.                                                                    129             5,009
Technical Olympic USA, , Inc.+                                                                  71             2,272
Walter Industries, Inc.                                                                        805             9,612
WCI Communities, Inc.+                                                                         483            12,089
Winnebago Industries, Inc.                                                                     657            20,479

RETAIL -- 3.8%
1-800 Contacts, Inc.+                                                                          153             2,694
1-800-FLOWERS.COM, Inc., Class A+                                                           10,739           102,772
7-Eleven, Inc.+                                                                                701            10,634
A. C. Moore Arts & Crafts, Inc.+                                                               361             9,747
Aaon, Inc.+                                                                                    261             5,165
Action Performance Cos., Inc.                                                                  441             6,734
Advanced Marketing Services, Inc.                                                              419             4,148
Aeropostale, Inc.+                                                                             578            20,958
American Eagle Outfitters, Inc.+                                                             1,667            44,942
American Woodmark Corp.                                                                        157            10,434

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
AnnTaylor Stores Corp.+                                                                      4,547   $       194,612
Bebe Stores, Inc.+                                                                             135             4,528
Big 5 Sporting Goods Corp.+                                                                    366             9,241
BJ's Wholesale Club, Inc.+                                                                   2,106            53,598
Blair Corp.                                                                                    195             5,197
Blue Rhino Corp.+                                                                              315             5,336
Bombay Co., Inc.+                                                                              965             7,575
Boyds Collection, Ltd.+                                                                        543             1,363
Brookstone, Inc.+                                                                              345             9,491
Brown Shoe Co., Inc.                                                                           585            21,312
Buckle, Inc.                                                                                   215             6,226
Burlington Coat Factory Warehouse Corp.                                                        524            10,375
Casey's General Stores, Inc.                                                                 1,271            21,099
Cash America International, Inc.                                                               806            18,578
Casual Male Retail Group, Inc.+                                                                867             8,965
Cato Corp., Class A                                                                            346             6,948
Charlotte Russe Holding, Inc.+                                                                 325             5,948
Charming Shoppes, Inc.+                                                                      3,337            25,995
Children's Place Retail Stores, Inc.+                                                          360            11,149
Christopher & Banks Corp.                                                                    1,016            21,448
Coldwater Creek, Inc.+                                                                         338             7,206
Cole National Corp.+                                                                           343             7,570
Cost Plus, Inc.+                                                                               609            25,426
Department 56, Inc.+                                                                           355             5,247
Dicks Sporting Goods, Inc.+                                                                    417            24,244
Dillard's, Inc., Class A                                                                     1,780            34,105
Dress Barn, Inc.+                                                                              545             9,559
Duane Reade, Inc.+                                                                             620            10,503
Electronics Boutique Holdings Corp.+                                                         5,182           152,144
Finlay Enterprises, Inc.+                                                                      178             3,206
Fred's, Inc.                                                                                 5,495           133,364
Friedman's, Inc., Class A                                                                      567             3,289
Galyans Trading Co., Inc.+                                                                     191             1,921
GameStop Corp.+                                                                             10,011           180,398
Guitar Center, Inc.+                                                                           389            14,447
Gymboree Corp.+                                                                                844            14,154
Hancock Fabrics, Inc.                                                                          416             6,610
Haverty Furniture Cos., Inc.                                                                   454             9,661
Hibbett Sporting Goods, Inc.+                                                                4,920           187,649
Hollywood Entertainment Corp.+                                                               1,469            19,920
HomeStore, Inc.+                                                                             3,189            13,489
Insight Enterprises, Inc.+                                                                   1,323            25,468
InterTAN, Inc.+                                                                                605             8,452
J. Jill Group, Inc.+                                                                           493            10,116
Jo-Ann Stores, Inc.+                                                                           473            13,268
Jos. A. Bank Clothiers, Inc.+                                                                  205             7,380
Kirkland's, Inc.+                                                                              308             5,030
Linens' N Things, Inc.+                                                                      4,956           175,492
Longs Drug Stores Corp.                                                                        814            15,328
Martha Stewart Living Omnimedia, Inc., Class A+                                                348             3,828
Men's Wearhouse, Inc.+                                                                         953            25,321
Movado Group, Inc.                                                                             212             6,347
Movie Gallery, Inc.                                                                            704            13,791

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Nautilus Group, Inc.                                                                           992   $        15,624
NetFlix, Inc.+                                                                                 607            20,711
Noland Co.                                                                                      16               728
Nu Skin Enterprises, Inc., Class A                                                             800            16,120
Pacific Sunwear of California+                                                               2,158            52,957
Pantry, Inc.+                                                                                  152             3,028
Party City Corp.+                                                                              306             4,556
Pathmark Stores, Inc.+                                                                       1,128             9,001
Payless ShoeSource, Inc.+                                                                    1,957            27,320
PC Connection, Inc.+                                                                           174             1,373
PETCO Animal Supplies, Inc.+                                                                 1,117            31,477
RC2 Corp.+                                                                                     384            10,560
Restoration Hardware, Inc.+                                                                    550             2,734
Rex Stores Corp.+                                                                              364             5,729
Ruddick Corp.                                                                                  941            19,046
School Specialty, Inc.+                                                                        473            16,825
Sharper Image Corp.+                                                                           269             8,764
Shoe Carnival, Inc.+                                                                           208             3,222
ShopKo Stores, Inc.+                                                                           786            11,491
Smart & Final, Inc.+                                                                           353             4,052
Sports Authority, Inc.+                                                                        580            23,246
Stage Stores, Inc.+                                                                            503            19,461
Stein Mart, Inc.+                                                                              581             8,018
Summit America Television, Inc.+                                                             1,023             4,133
TBC Corp.+                                                                                     581            17,064
Too, Inc.+                                                                                     982            20,573
Topps Co., Inc.                                                                                895             8,547
Tractor Supply Co.+                                                                            903            34,964
Trans World Entertainment Corp.+                                                               356             3,375
Tuesday Morning Corp.+                                                                         397            13,681
Tweeter Home Entertainment Group, Inc.+                                                        573             5,409
Ultimate Electronics, Inc.+                                                                    315             2,057
Urban Outfitters, Inc.+                                                                     13,116           630,355
Weis Markets, Inc.                                                                             321            10,834
West Marine, Inc.+                                                                             342            10,893
Wet Seal, Inc., Class A+                                                                       640             5,280
Whitehall Jewellers, Inc.+                                                                     307             2,806
Wild Oats Markets, Inc.+                                                                       695             8,222
Wilsons The Leather Experts, Inc.+(1)                                                          496             1,384
World Fuel Services Corp.                                                                      264             9,697
Yankee Candle Co., Inc.+                                                                       837            23,084
Zale Corp.+                                                                                    796            48,994
                                                                                                     ---------------
                                                                                                           5,411,970
                                                                                                     ---------------

CONSUMER STAPLES -- 1.7%

FOOD, BEVERAGE & TOBACCO -- 1.1%
American Italian Pasta Co., Class A                                                            496            19,805
Boston Beer Co., Inc., Class A+                                                                197             3,629
Central European Distribution Corp.+                                                           200             6,468
Chiquita Brands International, Inc.+                                                           970            20,224
Coca-Cola Bottling Co.                                                                         104             5,309
Corn Products International, Inc.                                                            1,115            44,600

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
DIMON, Inc.                                                                                  1,190   $         8,449
Emerson Radio Corp.+                                                                           430             1,643
Farmer Brothers Co.                                                                             21             7,560
Flowers Foods, Inc.                                                                          1,003            26,319
Great Atlantic & Pacific Tea Co., Inc.+                                                        424             3,282
Green Mountain Coffee, Inc.+                                                                   102             2,056
Hain Celestial Group, Inc.+                                                                    629            13,895
Ingles Markets, Inc., Class A                                                                  245             2,623
International Multifoods Corp.+                                                                504            12,459
Interstate Bakeries Corp.                                                                    1,296            14,736
J & J Snack Foods Corp.+                                                                       177             7,997
John B. Sanfilippo & Son, Inc.+                                                                154             5,652
Lance, Inc.                                                                                    880            14,423
M & F Worldwide Corp.+                                                                         292             3,997
Maui Land & Pineapple Co., Inc.+                                                                89             3,085
Nash Finch Co.                                                                                 415             9,827
National Beverage Corp.+                                                                       208             1,980
Peets Coffee And Tea, Inc.+                                                                    302             6,433
Pilgrims Pride Corp., Class B                                                                  719            16,127
Ralcorp Holdings, Inc.+                                                                        826            25,135
Riviana Foods, Inc.                                                                            171             4,771
Robert Mondavi Corp., Class A+                                                                 270            10,209
Sanderson Farms, Inc.                                                                          223             8,191
Seaboard Corp.                                                                                  11             3,685
Sensient Technologies Corp.                                                                  1,141            21,302
Standard Commercial Corp.                                                                      284             5,268
SunOpta Inc+                                                                                25,600           253,184
United Natural Foods, Inc.+                                                                  4,126           198,419
Universal Corp.                                                                                713            36,235
Vector Group, Ltd.                                                                             830            14,110

HOUSEHOLD & PERSONAL PRODUCTS -- 0.6%
American Greetings Corp., Class A+                                                           1,897            43,195
Central Garden & Pet Co.+                                                                      453            16,308
Chattem, Inc.+                                                                                 417            10,809
CSS Industries, Inc.                                                                           133             4,422
Del Laboratories, Inc.+                                                                        142             4,715
Elizabeth Arden, Inc.+                                                                         559            11,806
Genlyte Group, Inc.+                                                                           396            22,192
Hooker Furniture Corp.                                                                         174             4,044
Inter Parfums, Inc.                                                                             98             2,253
Jarden Corp.+                                                                                  754            26,774
Kimball International, Inc., Class B                                                           625             9,794
Nature's Sunshine Products, Inc.                                                               249             3,695
NBTY, Inc.+                                                                                  1,578            58,670
Playtex Products, Inc.+                                                                        850             5,873
Rayovac Corp.+                                                                               1,058            30,259
Rent-Way, Inc.+                                                                                606             5,333
Revlon, Inc., Class A+                                                                         293               812
Russ Berrie & Co., Inc.                                                                        258             9,030
Ultralife Batteries, Inc.+                                                                   6,600           140,778
Tupperware Corp.                                                                             1,490            26,537
WD-40 Co.                                                                                      466            16,310
                                                                                                     ---------------
                                                                                                           1,296,696
                                                                                                     ---------------

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

EDUCATION -- 0.6%

EDUCATION -- 0.6%
Learning Tree International, Inc.+                                                             260   $         4,131
Renaissance Learning, Inc.                                                                     220             5,797
Strayer Education, Inc.                                                                      2,107           246,456
Sylvan Learning Systems, Inc.+                                                               1,004            35,251
Universal Technical Institute, Inc.+                                                         4,100           164,205
                                                                                                     ---------------
                                                                                                             455,840
                                                                                                     ---------------

ENERGY -- 4.3%

ENERGY SERVICES -- 2.5%
Atwood Oceanics, Inc.+                                                                         227             8,079
CAL Dive International, Inc.+                                                                8,307           214,570
CARBO Ceramics, Inc.                                                                         2,795           175,945
Hornbeck Offshore Services, Inc.+                                                           22,000           290,400
Lufkin Industries, Inc.                                                                        258             8,088
Matrix Service Co.+                                                                            453             6,129
Nabors Industries, Ltd.+                                                                     5,900           269,925
Newpark Resources, Inc.+                                                                     2,597            13,504
Oceaneering International, Inc.+                                                               728            22,168
Parker Drilling Co.+                                                                         2,874            11,985
Patterson-UTI Energy, Inc.+                                                                  5,900           208,919
Research Frontiers, Inc.+                                                                      286             2,780
Resource America, Inc., Class A                                                                593            10,970
RPC, Inc.                                                                                      277             3,086
SEACOR Holdings, Inc.+                                                                         557            22,882
Sierra Pacific Resources+                                                                    3,408            25,219
South Jersey Industries, Inc.                                                                  356            14,564
Southern Union Co.+                                                                          1,592            30,168
Southwest Gas Corp.                                                                            874            20,452
Southwestern Energy Co.+                                                                     1,011            24,385
Spinnaker Exploration Co.+                                                                     713            25,611
St. Mary Land & Exploration Co.                                                                818            27,346
Stone Energy Corp.+                                                                            652            32,248
Superior Energy Services, Inc.+                                                              1,657            16,703
Swift Energy Co.+                                                                              882            16,626
Tesoro Petroleum Corp.+                                                                      1,680            31,567
TETRA Technologies, Inc.+                                                                      578            15,103
Tom Brown, Inc.+                                                                             1,130            42,488
TransMontaigne, Inc.+                                                                          496             3,026
UIL Holding Corp.                                                                              393            18,931
Unisource Energy Corp.                                                                         813            19,975
Unit Corp.+                                                                                  9,164           251,277
Universal Compression Holdings, Inc.+                                                          486            15,989
Veritas DGC, Inc.+                                                                             900            18,630
Vintage Petroleum, Inc.                                                                      1,429            20,949
W-H Energy Services, Inc.+                                                                     816            11,807
Weststar Energy, Inc.                                                                        2,053            43,031

ENERGY SOURCES -- 1.8%
Berry Petroleum Co., Class A                                                                   454            12,385
Cabot Oil & Gas Corp.                                                                          725            22,156
Cimarex Energy Co.+                                                                          1,225            35,403
Clayton Williams Energy, Inc.+                                                                  99             3,435
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                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Comstock Resources, Inc.+                                                                    1,006   $        19,989
Denbury Resources, Inc.+                                                                       997            16,809
Dril-Quip, Inc.+                                                                               178             2,926
Encore Acquisition Co.+                                                                        251             6,953
Energy Partners, Ltd.+                                                                         604             8,063
Evergreen Resources, Inc.+                                                                   8,501           292,009
Forest Oil Corp.+                                                                            1,286            32,472
Frontier Oil Corp.                                                                             906            17,558
FuelCell Energy, Inc.+                                                                       1,198            16,245
Global Industries, Ltd.+                                                                    32,051           187,498
Grey Wolf, Inc.+                                                                             5,558            23,010
Gulf Islands Fabrication, Inc.                                                                 202             4,109
Hanover Compressor Co.+                                                                      1,475            17,833
Harvest Natural Resources, Inc.+                                                             1,035            15,121
Holly Corp.                                                                                    283             9,016
Horizon Offshore, Inc.+                                                                        758             2,297
Houston Exploration Co.+                                                                       391            17,489
Hydril Co.+                                                                                    396            10,375
KCS Energy, Inc.+                                                                            1,325            14,178
KFX, Inc.+                                                                                     800             8,312
Magnum Hunter Resources, Inc.+                                                               1,919            19,459
Massey Energy Co.                                                                            1,889            41,690
McMoRan Exploration Co.+                                                                       337             4,988
Meridian Resource Corp.+                                                                     1,026             6,177
Nuevo Energy Co.+                                                                              599            19,503
Oil States International, Inc.+                                                                728             9,784
Patina Oil & Gas Corp.                                                                      10,518           276,098
Penn Virginia Corp.                                                                          1,708           103,505
Petroleum Development Corp.+                                                                   438            12,549
Plains Exploration & Production Co.+                                                         1,274            23,747
Plains Resources, Inc.+                                                                        747            13,580
Plug Power, Inc.+                                                                              807             6,230
Prima Energy Corp.+                                                                            256             8,845
Quicksilver Resources, Inc.+                                                                   448            17,365
Range Resources Corp.                                                                        1,733            21,021
Remington Oil & Gas Corp.+                                                                     601            11,870
                                                                                                     ---------------
                                                                                                           3,387,577
                                                                                                     ---------------

FINANCE -- 10.3%

BANKS -- 5.4%
1st Source Corp.                                                                               363             8,937
ABC Bancorp                                                                                    291             5,514
Alabama National Bancorp                                                                       279            15,490
Allegiant Bancorp, Inc.                                                                        368            10,823
AMCORE Financial, Inc.                                                                         713            21,240
American National Bankshares, Inc.                                                             131             3,213
Americanwest Bancorp.+                                                                         418             8,239
Anchor BanCorp Wisconsin, Inc.                                                                 564            14,410
BancFirst Corp.                                                                                103             5,710
Banctrust Financial Group, Inc.                                                                200             3,500
Bank Mutual Corp.                                                                            1,075            12,029
Bank of the Ozarks, Inc.                                                                       278             7,659
BankAtlantic Bancorp, Inc., Class A                                                          1,187            20,132

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                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Bankrate, Inc.+                                                                                171   $         3,405
Bankunited Financial Corp., Class A+                                                           923            27,413
Banner Corp.                                                                                   286             8,377
Bay View Capital Corp.                                                                       1,826             4,072
Boston Private Financial Holdings, Inc.                                                        685            19,180
Brookline Bancorp, Inc.                                                                      1,841            29,364
Bryn Mawr Bank Corp.                                                                           333             7,626
BSB Bancorp, Inc.                                                                              294            11,348
Camden National Corp.                                                                          231             7,380
Capital City Bank Group, Inc.                                                                  252            10,395
Capital Corp.                                                                                  146             5,713
Capitol Bancorp, Ltd.                                                                          278             7,534
Cascade Bancorp                                                                                367             8,430
Cathay Bancorp, Inc.                                                                           617            40,611
Cavalry Bancorp, Inc.                                                                          147             2,480
CB Bancshares, Inc.                                                                            166            11,602
CCBT Financial Cos., Inc.                                                                      239             8,819
Center Bancorp, Inc.                                                                           216             3,415
Center Financial Corp.                                                                         266             4,187
Central Coast Bancorp+                                                                         257             4,721
Century Bancorp, Inc., Class A                                                                  92             3,044
Charter Financial Corp.                                                                        114             4,488
Chemical Financial Corp.                                                                       759            27,225
Chittenden Corp.                                                                             1,075            35,475
Citizens Banking Corp.                                                                       1,330            43,398
Citizens South Banking Corp.                                                                   256             3,476
City Bank                                                                                      229             7,884
City Holding Co.                                                                               477            16,361
Coastal Financial Corp.                                                                        488             7,930
Cobiz, Inc.                                                                                    237             4,842
Columbia Bancorp                                                                               147             4,528
Columbia Bankcorp OR                                                                           217             3,559
Columbia Banking Systems, Inc.                                                                 495            13,860
Commercial Bankshares, Inc.                                                                    121             3,282
Community Bank Northern VA                                                                     118             2,012
Community Bank Systems, Inc.                                                                   391            18,095
Community Banks, Inc.                                                                          265             8,257
Community First Bankshares, Inc.                                                             1,045            33,586
Community Trust Bancorp, Inc.                                                                  419            13,827
Corus Bankshares, Inc.                                                                         444            17,889
CVB Financial Corp.                                                                          1,176            24,414
Dime Community Bancshares                                                                    8,374           170,411
East-West Bancorp, Inc.                                                                      1,952           109,312
Eastern Virginia Bankshares, Inc.                                                              139             3,201
Exchange National Bancshares, Inc.                                                             120             3,804
Farmers Capital Bank Corp.                                                                     177             6,195
FFLC Bancorp, Inc.                                                                             117             3,148
Fidelity Bankshares, Inc.                                                                      384            14,074
Financial Institutions, Inc.                                                                   239             5,478
First Bancorp NA                                                                               213             6,707
First Busey Corp.                                                                              253             6,859
First Charter Corp.                                                                            991            20,861
First Citizens BancShares, Inc., Class A                                                       175            21,525

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                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
First Commonwealth Financial Corp.                                                           1,693   $        25,023
First Community Bancorp                                                                        359            13,423
First Community Bancshares, Inc.                                                               275             8,399
First Citizens Banc Corp.                                                                      120             3,193
First Defiance Financial Corp.                                                                 141             3,928
First Federal Capital Corp.                                                                    554            11,795
First Federal Financial Corp. (Kentucky)                                                        91             2,393
First Financial Bancorp                                                                        929            17,186
First Financial Bankshares, Inc.                                                               390            15,627
First Financial Corp.                                                                          390            11,431
First Financial Holdings, Inc.                                                                 363            10,850
First Indiana Corp.                                                                            333             6,710
First Merchants Corp.                                                                          532            12,795
First Niagara Financial Group, Inc.                                                          2,556            34,889
First Oak Brook Bancshares, Inc.                                                               184             5,566
First of Long Island Corp.                                                                     101             5,000
First Place Financial Corp.                                                                    324             5,877
First Republic Bankcorp, Inc.                                                                  299            11,529
First South Bancorp, Inc.                                                                       89             3,453
First State Bancorp                                                                            213             6,573
Firstbank Corp. (Michigan)                                                                     151             4,017
FirstFed America Bancorp, Inc.                                                                 455            12,681
FirstFed Financial Corp.+                                                                      554            25,556
Flagstar Bancorp, Inc.                                                                         941            24,137
Floridafirst Bancorp, Inc.                                                                     236             6,367
Flushing Financial Corp.                                                                       408             7,385
FNB Corp. (North Carolina)                                                                     142             3,026
FNB Corp. (Virginia)                                                                           212             5,836
Foothill Independent Bancorp                                                                   143             3,146
Franklin Bank Corp.+                                                                        10,200           189,618
Franklin Financial Corp.                                                                        94             2,967
Fremont General Corp.                                                                        1,803            55,172
Frontier Financial Corp.                                                                       441            15,166
German American Bancorp                                                                        259             4,416
Glacier Bancorp, Inc.                                                                          594            19,156
Gold Banc Corp., Inc.                                                                        1,194            19,462
Great Southern Bancorp, Inc.                                                                   163             8,008
Greater Bay Bancorp                                                                          7,483           218,878
Greater Community Bancorp                                                                      148             2,381
Greene County Bancshares, Inc.                                                                 168             3,768
Hancock Holding Co.                                                                            768            23,777
Hanmi Financial Corp.                                                                          266             7,073
Harbor Florida Bancshares, Inc.                                                                608            17,596
Harleysville National Corp.                                                                    667            18,563
Hawthorne Financial Corp.+                                                                     332            14,605
Hudson River Bancorp, Inc.                                                                     856            17,634
Humboldt Bancorp                                                                               370             7,337
IBERIABANK Corp.                                                                               192            11,299
Independent Bank Corp. (Massachusetts)                                                         338            10,245
Independent Bank Corp. (Michigan)                                                              577            16,075
Integra Bank Corp.                                                                             433            10,431
Interchange Financial Services Corp.                                                           320             7,776
Irwin Financial Corp.                                                                          447            12,060
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COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
ITLA Capital Corp.+                                                                            127   $         6,281
Lakeland Bancorp, Inc.                                                                         368             6,057
Lakeland Financial Corp.                                                                       224             7,504
LNB Bancorp, Inc.                                                                              134             2,763
Local Financial Corp.+                                                                         508            11,074
LSB Bancshares, Inc.                                                                           243             4,197
Macatawa Bank Corp.                                                                            240             6,689
MAF Bancorp, Inc.                                                                              826            35,898
Main Street Banks, Inc.                                                                        383            10,471
Mainsource Financial Group, Inc.                                                               182             6,519
MASSBANK Corp.                                                                                 107             4,255
MCG Capital Corp.                                                                              930            18,777
Mercantile Bankcorp                                                                            238             8,449
Merchants Bancshares, Inc.                                                                     115             3,279
Mid-State Bancshares                                                                           681            16,106
Midwest Banc Holdings, Inc.                                                                    307             7,254
Nara Bancorp, Inc.                                                                           4,368           129,380
NASB Financial, Inc.                                                                            88             3,397
National Bankshares, Inc.                                                                      155             7,798
National Penn Bancshares, Inc.                                                                 624            19,675
NBT Bancorp, Inc.                                                                              939            21,127
Northwest Bancorp, Inc.                                                                        316             8,080
OceanFirst Financial Corp.                                                                     180             4,487
Old Second Bancorp, Inc.                                                                       244            12,546
Omega Financial Corp.                                                                          234             8,556
Oriental Financial Group                                                                       409            13,027
PAB Bankshares, Inc.                                                                           202             2,565
Pacific Capital Bancorp                                                                      1,061            42,090
Pacific Union Bank                                                                             115             3,375
Parkvale Financial Corp.                                                                       120             3,439
Partners Trust Financial Group, Inc.                                                           189             6,466
Patriot Bank Corp.                                                                             185             5,417
Peapack Gladstone Financial Corp.                                                              276             9,345
Pennrock Financial Services Corp.                                                              210             6,006
Peoples Bancorp, Inc.                                                                          311             8,649
Peoples Holding Co.                                                                            227             7,650
PFF Bancorp, Inc.                                                                              360            13,727
PrivateBancorp, Inc.                                                                           194            10,007
Prosperity Bancshares, Inc.                                                                    398             9,377
Provident Bancorp, Inc.                                                                        699             8,283
Provident Bankshares Corp.                                                                     748            23,472
Provident Financial Holdings, Inc.                                                             148             3,845
Provident Financial Services, Inc.                                                           1,514            28,297
Quaker City Bancorp, Inc.                                                                      146             7,942
R&G Financial Corp., Class B                                                                   796            27,494
Republic Bancorp, Inc.                                                                       1,639            23,044
Republic Bancorp, Inc., Class A                                                                215             4,186
Republic Bancshares, Inc.                                                                      247             7,418
Resources Bankshares Corp.                                                                     128             4,173
Riggs National Corp.                                                                           449             7,727
Royal Bancshares of Pennsylvania, Inc.                                                         125             3,188
S&T Bancorp, Inc.                                                                              756            22,725
S.Y. Bancorp, Inc.                                                                             302             6,765
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                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Sandy Spring Bancorp, Inc.                                                                     416   $        15,092
Santander Bancorp                                                                              139             3,823
SCBT Financial Corp.                                                                           216             6,804
Seacoast Banking Corp. of Florida                                                              335             6,935
Seacoast Financial Services Corp.                                                              772            25,862
Second Bancorp, Inc.                                                                           233             7,526
Security Bank Corp.                                                                            108             3,240
Shore Bancshares, Inc.                                                                         223             7,270
Sierra Bancorp                                                                                 145             2,197
Silicon Valley Bancshares, Inc.+                                                             6,419           208,232
Simmons First National Corp., Class A                                                          499            13,747
Sound Federal Bancorp, Inc.                                                                    392             5,762
South Financial Group, Inc.                                                                  1,763            52,167
Southern Financial Bancorp, Inc.                                                               176             7,850
Southside Bancshares, Inc.                                                                     279             5,192
Southwest Bancorp of Texas, Inc.                                                             6,290           237,322
Southwest Bancorp, Inc.                                                                        454             7,854
State Bancorp, Inc.                                                                            192             4,627
Staten Island Bancorp, Inc.                                                                  1,642            40,853
Sterling Bancorp                                                                               377            10,990
Sterling Bancshares, Inc.                                                                    1,351            18,090
Sterling Financial Corp. (Pennsylvania)                                                        722            18,563
Sterling Financial Corp. (Washington)+                                                         555            20,474
Suffolk Bancorp                                                                                323            11,063
Summit Bankshares, Inc.                                                                        150             4,515
Sun Bancorp, Inc. (Pennsylvania)                                                               156             3,042
Sun Bancorp, Inc. (New Jersey)+                                                                191             4,830
Susquehanna Bancshares, Inc.                                                                 1,139            29,193
Taylor Capital Group, Inc.                                                                     109             2,512
Texas Regional Bancshares, Inc., Class A                                                     6,929           294,829
Tompkins Trustco, Inc.                                                                         233            10,601
TriCo Bancshares                                                                               151             5,644
Trust Co. Bank Corp. (New York)                                                              2,147            28,899
Trust Co. of New Jersey                                                                        535            22,208
U.S.B. Holding Co., Inc.                                                                       356             8,736
UCBH Holdings, Inc.                                                                          1,271            50,891
UMB Financial Corp.                                                                            470            23,829
Umpqua Holdings Corp.                                                                          813            16,414
Union Bankshares Corp.                                                                         212             6,801
United Community Banks, Inc.                                                                   534            19,032
United Community Financial Corp.                                                             1,075            14,007
United Security Bancshares (California)                                                         98             2,421
United Security Bancshares, Inc.                                                               295             7,912
Unizan Financial Corp.                                                                         624            15,494
Virginia Commerce Bancorp, Inc.+                                                               137             4,096
Virginia Financial Group, Inc.                                                                 200             6,950
W Holding Company, Inc.                                                                      2,139            39,978
Warwick Community Bancorp, Inc.                                                                 85             2,848
Washington Trust Bancorp, Inc.                                                                 364             9,610
Wayne Bancorp, Inc.                                                                            182             4,259
Waypoint Financial Corp.                                                                       893            23,950
WesBanco, Inc.                                                                                 613            18,605
West Bancorp.                                                                                  613            10,360

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                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
West Coast Bancorp                                                                             437   $         9,942
Western Sierra Bancorp+                                                                        115             5,054
Westfield Financial, Inc.                                                                      138             3,398
Willow Grove Bancorp, Inc.                                                                     450             8,055
Wintrust Financial Corp.                                                                       569            27,670
WSFS Financial Corp.                                                                           168             8,429
Yadkin Valley Bank & Trust Co.                                                                 225             3,769
Yardville National Bancorp                                                                     238             5,879

FINANCIAL SERVICES -- 3.9%
Accredited Home Lenders Holding Co.+                                                           277            10,914
Advanta Corp., Class B                                                                         607            10,076
Advisory Board Co.+                                                                            279            10,197
Affiliated Managers Group, Inc.+                                                               963            52,561
Allmerica Financial Corp.+                                                                   1,628            56,247
Anworth Mtg. Asset Corp.                                                                     1,126            15,719
Arrow Financial Corp.                                                                          242             7,226
Bank of Granite Corp.                                                                          492            10,170
Berkshire Hill Bancorp, Inc.                                                                   147             5,130
C & F Financial Corp.                                                                           96             3,913
Camco Financial Corp.                                                                          216             3,536
Candela Corp.+                                                                                 442             6,060
Central Pacific Financial Corp.                                                                412            12,274
Century Business Services, Inc.+                                                             2,116            10,390
CFS Bancorp, Inc.                                                                              276             4,043
Charter Municipal Mtg. Acceptance Co.                                                        1,187            29,414
Citizens First Bancorp, Inc.                                                                   249             6,016
CNB Financial Corp.                                                                            105             4,566
Coastal Bancorp, Inc.                                                                          117             4,838
Commercial Capital Bancorp, Inc.+                                                            7,786           178,455
Commercial Federal Corp.                                                                     1,374            37,922
CompuCredit Corp.+                                                                             382             8,075
Connecticut Bancshares, Inc.                                                                   315            16,367
Credit Acceptance Corp.+                                                                       371             7,045
E-LOAN, Inc.+                                                                                1,283             3,990
ESB Financial Corp.                                                                            205             2,870
eSPEED, Inc., Class A+                                                                         826            17,313
Euronet Worldwide, Inc+                                                                        457             8,688
Evertrust Financial Group, Inc.                                                                181             3,301
Federal Agricultural Mtg. Corp., Class C+                                                      224             5,871
Financial Federal Corp.+                                                                       503            16,815
First Albany Cos., Inc.                                                                        201             2,782
First M & F Corp.                                                                               98             3,302
First Sentinel Bancorp, Inc.                                                                   645            13,642
First United Corp.                                                                             175             4,032
Flag Financial Corp.                                                                           188             2,412
FMS Financial Corp.                                                                             98             1,715
Gabelli Asset Management, Inc., Class A                                                        257            10,352
GB & T Bancshares, Inc.                                                                        261             7,347
Georgia Financial, Inc.                                                                        120             4,206
Gladstone Capital Corp.                                                                        252             5,667
Heartland Financial USA, Inc.                                                                  268             4,990
Heritage Commerce Corp.+                                                                       322             4,186

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
                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Heritage Financial Corp.                                                                       155   $         3,238
Horizon Financial Corp.                                                                        298             5,492
Investment Technology Group, Inc.+                                                           9,230           141,219
Ipayment, Inc.+                                                                                158             5,255
Jacuzzi Brands, Inc.+                                                                        2,179            20,439
Knight Trading Group, Inc.+                                                                  2,271            28,751
LBT Bancorp, Inc.                                                                               75             3,604
MB Financial, Inc.                                                                             564            21,990
MBT Financial Corp.                                                                            555             9,546
Medallion Financial Corp.                                                                      400             3,460
Metris Cos., Inc.+                                                                             814             6,545
Mutualfirst Financial, Inc.                                                                    127             3,057
National Financial Partners Corp.                                                            4,000           129,000
National Processing, Inc.+                                                                     222             4,218
NBC Capital Corp.                                                                              253             6,578
NCO Group, Inc.+                                                                               532            12,433
Nelnet, Inc.+                                                                                9,400           238,760
New Century Financial Corp.                                                                    825            40,062
Newtek Capital, Inc.+                                                                          221             1,149
Northern Stars Financial Corp.                                                                  83             2,209
Oak Hill Financial, Inc.                                                                        94             3,069
Ocwen Financial Corp.+                                                                       1,121            10,840
Old Point Financial Corp.                                                                       55             1,650
Oneida Financial Corp.                                                                          66               898
Pennfed Financial Services, Inc.                                                               108             3,819
Penns Woods Bancorp, Inc.                                                                       96             4,328
Piper Jaffray Cos.+                                                                         13,400           725,610
Platinum Underwriters Holdings, Ltd.                                                         7,700           246,785
Portfolio Recovery Associates, Inc.+                                                           352             9,483
PRG Shultz International, Inc.+                                                              1,121             4,932
Providian Financial Corp.+                                                                  28,500           373,350
Sanders Morris Haris Group, Inc.                                                               304             3,639
Saxon Capital, Inc.+                                                                           781            22,188
Scottish Annuity & Life Insurance                                                            1,200            29,028
Signature Bank+                                                                             13,000           271,700
State Financial Services Corp.                                                                 147             4,159
SWS Group, Inc.                                                                                402             7,200
Tierone Corp.                                                                                  648            15,222
United Panam Financial Corp.+                                                                  102             1,631
Universal American Financial Corp.+                                                            675             8,100
Westcorp                                                                                       432            19,038
WFS Financial, Inc.+                                                                           352            15,249
World Acceptance Corp.+                                                                        452             8,819

INSURANCE -- 1.0%
21st Century Insurance Group#                                                                  861            12,398
Alfa Corp.                                                                                   1,170            15,924
American Physicians Capital, Inc.+                                                             250             5,225
AmerUs Group Co.                                                                             1,197            48,299
Argonaut Group, Inc.+                                                                          743            14,139
Baldwin & Lyons, Inc., Class B                                                                 217             6,300
Citizens, Inc.+                                                                                821             6,116
CNA Surety Corp.+                                                                              445             4,917

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
                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Commerce Group, Inc.                                                                           667   $        32,016
Crawford & Co., Class B                                                                        308             1,565
Delphi Financial Group, Inc., Class A                                                          778            32,692
Donega Group, Inc.                                                                             198             3,968
EMC Insurance Group, Inc.                                                                       66             1,387
Enstar Group, Inc.+                                                                             87             4,014
FBL Financial Group, Inc., Class A                                                             335             9,414
Financial Industries Corp.+                                                                    227             3,010
Great American Financial Resources, Inc.(3)                                                    183             2,884
Harleysville Group, Inc.                                                                       850            15,827
Hilb, Rogal & Hamilton Co.                                                                     912            34,747
Horace Mann Educators Corp.                                                                  1,136            17,858
Independence Holding Co.                                                                        94             2,896
Infinity Property & Casualty Corp.                                                             355            11,158
Insurance Auto Auctions, Inc.+                                                                 251             3,647
Kansas City Life Insurance Co.                                                                 104             4,450
LandAmerica Financial Group, Inc.                                                              531            24,033
Midland Co.                                                                                    204             5,090
Montpelier Re Holdings, Ltd.                                                                 4,200           156,408
National Western Life Insurance Co., Class A+                                                   62             9,163
Navigators Group, Inc.+                                                                        166             4,777
NYMAGIC, Inc.                                                                                   57             1,442
Ohio Casualty Corp.+                                                                         1,598            31,944
Penn-America Group, Inc.                                                                       264             3,870
Philadelphia Cons. Holding Corp.+                                                              450            26,100
Phoenix Cos., Inc.                                                                           2,916            39,104
PICO Holdings, Inc.+                                                                           164             2,695
PMA Capital Corp., Class A                                                                     614             3,727
Presidential Life Corp.                                                                        592             8,868
ProAssurance Corp.+                                                                            763            26,705
RLI Corp.                                                                                      524            20,226
Safety Insurance Group, Inc.                                                                   272             5,168
Selective Insurance Group, Inc.                                                                772            27,074
State Auto Financial Corp.                                                                     487            12,569
Stewart Information Services Corp.                                                             484            19,021
Triad Guaranty, Inc.+                                                                          272            14,348
UICI+                                                                                        1,279            18,878
United Fire & Casualty Co.                                                                     206             8,707
United States I Holdings Corp.+                                                                641             9,480
Zenith National Insurance Corp.                                                                253             9,918
                                                                                                     ---------------
                                                                                                           8,146,287
                                                                                                     ---------------

HEALTHCARE -- 15.7%
DRUGS -- 7.8%
Abgenix, Inc.+                                                                               2,738            36,388
Able Laboratories, Inc.+                                                                       450             8,789
Aclara Biosciences, Inc.+                                                                      696             2,728
Adolor Corp.+                                                                                1,213            18,231
Aksys, Ltd.+                                                                                   855             5,549
Alexion Pharmaceuticals, Inc.+                                                                 680            16,157
Alkermes, Inc.+                                                                              1,860            29,741
Alpharma, Inc., Class A                                                                      1,100            21,571

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
                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Alteon, Inc.+                                                                                1,088   $         1,958
Antigenics, Inc.+                                                                              565             6,023
Aphton Corp.+                                                                                  717             3,370
Applera Corp. - Celera Genomics Group+                                                       2,255            32,720
Arena Pharmaceuticals, Inc.+                                                                   484             3,146
ARIAD Pharmaceuticals, Inc.+                                                                 1,439            13,613
Atrix Laboratories, Inc.+                                                                      699            17,824
AVANT Immunotherapeutics, Inc.+                                                              1,752             4,415
AVI BioPharma, Inc.+(1)                                                                        594             1,800
Bio-Rad Laboratories, Inc., Class A+                                                         3,000           169,110
BioMarin Pharmaceutical, Inc.+                                                               2,181            16,401
Biopure Corp.+                                                                                 956             1,510
Bradley Pharmaceuticals, Inc.+                                                               5,246           132,094
Caremark Rx, Inc.+                                                                          10,100           335,825
Cephalon, Inc.+                                                                             10,200           584,562
CIMA Labs, Inc.+                                                                               418            13,138
Collagenex Pharmaceuticals, Inc.+                                                              267             3,556
Columbia Laboratories, Inc.+                                                                   944             4,673
Connetics Corp.+                                                                               938            20,795
Corixa Corp.+                                                                               25,398           162,618
Cubist Pharmaceuticals, Inc.+                                                                1,061             9,761
CuraGen Corp.+                                                                               1,229             7,669
CV Therapeutics, Inc.+                                                                         812            12,286
Cypress Biosciences, Inc.+                                                                  15,000           171,300
D & K Healthcare Resources, Inc.                                                               361             3,700
Dendreon Corp.+                                                                                512             6,810
Digene Corp.+                                                                                  422            14,500
Discovery Laboratories, Inc.+                                                                1,249            15,225
Diversa Corp.+                                                                                 557             4,935
Dov Pharmaceutical, Inc.+                                                                    4,036            62,639
Durect Corp.+                                                                                  764             2,598
Encysive Pharmaceuticals, Inc.+                                                              1,558            16,016
Enzo Biochem, Inc.+                                                                            646            10,872
Enzon, Inc.+                                                                                 1,253            19,334
Exact Sciences Corp.+                                                                       15,228           118,322
Exelixis, Inc.+                                                                              1,724            14,740
First Horizon Pharmaceutical Corp.+                                                            581             9,157
Genencor International, Inc.+                                                                  245             3,261
Genta, Inc.+                                                                                 1,329            13,955
Geron Corp.+                                                                                 1,122            10,547
Guilford Pharmaceuticals, Inc.+                                                                650             4,700
HealthExtras, Inc.+                                                                            443             5,086
ILEX Oncology, Inc.+                                                                         1,227            29,350
ImmunoGen, Inc.+                                                                             1,165             7,829
Immunomedics, Inc.+                                                                          1,197             4,848
Impax Laboratories, Inc.+                                                                      903            20,200
Incyte Genomics, Inc.+                                                                       2,124            17,650
Indevus Pharmaceuticals, Inc.+                                                               1,077             6,516
Inspire Phamaceutical, Inc.+                                                                   804            10,356
Integra LifeSciences Holdings, Corp.+                                                       20,607           630,986
Interpore International, Inc.+                                                                 499             7,176
Isis Pharmaceuticals, Inc.+                                                                  1,590            12,338
Kos Pharmaceuticals, Inc.+                                                                   5,481           223,296

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Kosan Biosciences, Inc.+                                                                       496   $         5,243
KV Pharmaceutical Co., Class A+                                                             10,174           249,873
La Jolla Pharmaceutical Co.+                                                                 1,458             4,024
Lannett Co., Inc.+                                                                             168             2,806
Ligand Pharmaceuticals, Inc., Class B+                                                      18,453           370,905
Martek Biosciences Corp.+                                                                      775            44,175
Maxygen, Inc.+                                                                                 651             6,178
Medarex, Inc.+                                                                               2,094            18,783
Medicines Co.+                                                                              16,797           541,031
Medicis Pharmaceutical Corp., Class A                                                        5,300           212,000
MGI Pharma, Inc.+                                                                            1,068            65,426
Neopharm, Inc.+                                                                                508             9,530
Neose Technologies, Inc.+                                                                      463             4,352
Noven Pharmaceuticals, Inc.+                                                                12,974           278,552
NPS Pharmaceuticals, Inc.+                                                                     919            26,237
Onyx Pharmaceuticals, Inc.+                                                                  1,039            42,038
OSI Pharmaceuticals, Inc.+                                                                   1,186            45,542
Pain Therapeutics, Inc.+                                                                       662             4,601
Parexel International Corp.+                                                                 4,835            86,401
Penwest Pharmaceuticals Co.+                                                                   463             6,764
Peregrine Pharmaceuticals, Inc.+                                                             3,411             8,357
Perrigo Co.                                                                                  1,775            35,589
Pharmaceutical Product Development, Inc.+                                                    4,400           131,076
Pharmacopeia, Inc.+                                                                            826            16,619
Pozen, Inc.+                                                                                   648             8,955
Praecis Pharmaceuticals, Inc.+                                                               1,287             7,606
Priority Healthcare Corp., Class B+                                                          5,901           125,632
Progenics Pharmaceuticals, Inc.+                                                               296             5,624
Protein Design Labs, Inc.+                                                                   8,100           192,942
Regeneration Technologies, Inc.+                                                               667             7,570
Regeneron Pharmaceuticals, Inc.+                                                             1,169            15,875
Salix Pharmaceuticals, Ltd.+                                                                   626            18,167
Sciclone Pharmaceuticals, Inc.+                                                              1,270             6,858
Star Scientific, Inc.+                                                                         639             2,639
SuperGen, Inc.+(1)                                                                             907            11,610
Tanox, Inc.+                                                                                   685            10,200
Theragenics Corp.+                                                                             859             4,621
Trimeris, Inc.+                                                                                390             5,753
Tularik, Inc.+                                                                               1,394            34,223
United Therapeutics Corp.+                                                                     500            11,915
Vertex Pharmaceuticals, Inc.+                                                                2,178            20,517
Vicuron Phamaceuticals, Inc.+                                                                1,344            30,576
VIVUS, Inc.+                                                                                 1,080             6,556
Watson Pharmaceuticals, Inc.+                                                                6,700           286,693
Zymogenetics, Inc.+                                                                            412             6,365

HEALTH SERVICES -- 4.2%
Accredo Health, Inc.+                                                                       11,459           436,588
Alliance Imaging, Inc.+                                                                        311             1,213
Allscripts Heathcare Solutions, Inc.+                                                          693             6,722
American Healthways, Inc.+                                                                     752            18,364
American Medical Security Group, Inc.+                                                         328             8,761
AMERIGROUP Corp.+                                                                            5,386           246,140

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
AMN Healthcare Services, Inc.+                                                                 536   $         9,836
Amsurg Corp.+                                                                                  738            16,760
Angelica Corp.                                                                                 253             5,776
Beverly Enterprises, Inc.+                                                                   2,941            18,822
Biolase Technology, Inc.+                                                                      541             9,473
Centene Corp.+                                                                              17,256           527,861
Cerner Corp.+                                                                                  819            37,011
Cholestech Corp.+                                                                              391             3,441
Chronimed, Inc.+                                                                               359             2,789
Corvel Corp.+                                                                                  186             6,733
Covance, Inc.+(1)                                                                            8,172           281,444
CTI Molecular Imaging, Inc.+                                                                   874            12,752
Curative Health Services, Inc.+                                                                305             4,087
Dade Behring Holdings, Inc.+                                                                 1,226            54,532
Dendrite International, Inc.+                                                                1,018            16,288
Diagnostic Products Corp.                                                                      580            25,114
Drugstore.com, Inc.+                                                                           909             4,890
Dynacq Healthcare, Inc.+                                                                       163               861
Eclipsys Corp.+                                                                              1,211            16,324
Genesis Healthcare Corp.+                                                                      418            10,178
Gentiva Health Services, Inc.+                                                                 744            11,525
Healthcare Services Group, Inc.                                                              8,957           147,343
IDX Systems Corp.+                                                                             575            19,895
Intuitive Surgical, Inc.+                                                                      944            16,048
Inveresk Research Group, Inc.+                                                                 859            24,413
Kindred Healthcare, Inc.+                                                                      331            16,649
Laserscope+                                                                                    375             7,417
LifePoint Hospitals, Inc.+                                                                   1,082            34,992
Matria Healthcare, Inc.+                                                                       266             6,735
Medical Action Indiana, Inc.+                                                                  223             4,558
Medical Staffing Network Holdings, Inc.+                                                       314             2,471
MedQuist, Inc.+                                                                                463             7,288
Meridian Bioscience, Inc.                                                                      282             2,874
Metrologic Instruments, Inc.+                                                                  208             4,867
Micro Therapeutics, Inc.+                                                                      259             1,088
MIM Corp.+                                                                                     637             4,846
Molina Healthcare, Inc.+                                                                     4,100           120,212
Nabi Biopharmaceutic+                                                                        1,684            26,186
National Healthcare Corp.+                                                                     187             4,862
NDCHealth Corp.                                                                              1,004            27,259
Neighborcare, Inc.+                                                                         12,809           310,618
Nuvelo, Inc.+                                                                                  460             5,778
Odyssey Healthcare, Inc.+                                                                    9,711           183,052
Omnicell, Inc.+                                                                              6,415           127,081
Option Care, Inc.+                                                                             367             4,180
Orthodontic Centers of America, Inc.+                                                        1,442            11,392
PDI, Inc.+                                                                                     199             5,033
Pediatrix Medical Group, Inc.+                                                                 725            45,675
Province Healthcare Co.+                                                                     1,315            20,908
RehabCare Group, Inc.+                                                                         456             9,065
Select Medical Corp.                                                                         1,511            25,234
Sierra Health Services, Inc.+                                                                  674            24,534
Sirna Therapeutics, Inc.+                                                                      168               680

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
SonoSite, Inc.+                                                                                542   $        11,561
Specialty Laboratories, Inc.+                                                                  199             2,149
Sunrise Assisted Living, Inc.+                                                                 514            18,427
Synovis Life Technologies, Inc.+                                                               285             4,073
U.S. Oncology, Inc.+                                                                         2,086            30,831
U.S. Physical Therapy, Inc.+                                                                   310             4,278
United Surgical Partners International, Inc.+                                                  491            16,664
VCA Antech, Inc.+                                                                              870            30,998
Vistacare, Inc.+                                                                             4,830           130,507

MEDICAL PRODUCTS -- 3.7%
aaiPharma, Inc.+                                                                               400             2,652
Advanced Medical Optics, Inc.+                                                                 843            20,569
Advanced Neuromodulation Systems, Inc.+                                                        510            18,406
Affymetrix, Inc.+                                                                            6,100           205,875
ALARIS Medical, Inc.+                                                                          508             9,474
Align Technology, Inc.+                                                                      1,269            24,124
American Medical Systems Holdings, Inc.+                                                       591            15,661
Arrow International, Inc.                                                                      674            20,146
ArthroCare Corp.+                                                                              604            13,958
Aspect Medical Systems, Inc.+                                                                  266             3,963
AtheroGenics, Inc.+                                                                          1,079            24,677
Bentley Pharmaceuticals, Inc.+                                                                 401             4,816
Bio Veris Corp.+                                                                               547             6,482
Biosite, Inc.+                                                                                 299             9,559
Bone Care International, Inc.+                                                               2,269            45,380
Bruker BioSciences Corp.+                                                                      582             2,916
Cantel Medical Corp.+                                                                          194             3,471
Cardiac Science, Inc.+                                                                       1,477             6,454
CardioDynamics International Corp.+                                                            953             6,023
Cell Genesys, Inc.+                                                                          1,188            14,303
Cell Therapeutics, Inc.+                                                                    16,695           141,240
Cepheid, Inc.+                                                                               1,162            10,818
Cerus Corp.+                                                                                   382             1,272
Ciphergen Biosystems, Inc.+                                                                    649             5,406
Closure Medical Corp.+                                                                         192             5,280
Conceptus, Inc.+                                                                               497             5,924
CONMED Corp.+                                                                                  848            25,050
Cooper Cos., Inc.                                                                            4,514           243,756
CryoLife, Inc.+                                                                                468             2,785
Cyberonics, Inc.+                                                                              655            15,694
Cytyc Corp.+                                                                                 3,413            75,939
Datascope Corp.                                                                                299            10,507
Decode Genetics, Inc.+                                                                       1,542            16,345
DJ Orthopedics, Inc.+                                                                          193             4,989
Encore Med Corp.+                                                                           12,800           102,528
Epix Medical, Inc.+                                                                            472             9,794
Exactech, Inc.+                                                                                170             3,128
Gene Logic, Inc.+                                                                              891             4,500
General Probe, Inc.+                                                                         1,436            47,977
GTC Biotherapeutics, Inc.+                                                                     755             1,661
Haemonetics Corp.+                                                                             458            14,404
Hanger Orthopedic Group, Inc.+                                                                 594            10,722

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
Hi-Tech Pharmacal Co., Inc.+                                                                   141   $         2,757
Hollis-Eden Pharmaceuticals+                                                                   281             2,712
Hologic, Inc.+                                                                                 571            11,563
ICU Medical, Inc.+                                                                             303             9,202
Immucor Corp.+                                                                                 549             9,948
INAMED Corp.+                                                                                  821            43,743
InterMune, Inc.+                                                                               680            13,246
Invacare Corp.                                                                                 758            34,216
Inverness Medical Innovations, Inc.+                                                           353             6,460
Kensey Nash Corp.+                                                                             221             5,448
Kyphon, Inc.+                                                                                  519            12,409
LabOne, Inc.+                                                                                  241             7,326
Lexicon Genetics, Inc.+                                                                      1,073             6,728
Lifeline Systems, Inc.+                                                                        272             5,138
Luminex Corp.+                                                                                 602             5,448
Medis Technologies, Ltd.+                                                                      338             4,478
Mentor Corp.                                                                                 1,158            34,856
Merit Medical Systems, Inc.+                                                                   753            16,295
Molecular Devices Corp.+                                                                     8,195           154,394
Myriad Genetics, Inc.+                                                                         938            15,214
Nektar Therapeutics+                                                                         1,412            30,471
Novoste Corp.+                                                                                 469             1,590
Ocular Sciences, Inc.+                                                                         619            18,044
Omega Protein Corp.+                                                                           158             1,149
OraSure Technologies, Inc.+                                                                  1,110            11,500
Orthologic Corp.+                                                                              944             7,316
Osteotech, Inc.+                                                                               439             2,832
Palatin Technologies, Inc.+                                                                  1,311             5,467
PolyMedica Corp.                                                                               530            14,215
Possis Medical, Inc.+                                                                          466            13,109
PSS World Medical, Inc.+                                                                     1,937            21,675
QLT, Inc.+                                                                                   8,300           211,982
Quality Systems+                                                                                94             4,270
Quidel Corp.+                                                                                  778             5,127
Repligen Corp.+                                                                                857             2,580
Retractable Technologies, Inc.+                                                                162             1,017
Savient Pharmaceuticals, Inc.+                                                               1,610             6,086
Seattle Genetics, Inc.+                                                                      1,084             9,171
Serologicals Corp.+                                                                            650            13,260
Sola International, Inc.+                                                                      844            19,623
Staar Surgical Co.+                                                                            525             4,709
SurModics, Inc.+                                                                               401             7,984
Sybron Dental Specialties, Inc.+                                                             1,189            32,400
Techne Corp.+@                                                                               6,941           283,262
Telik, Inc.+                                                                                 1,214            32,584
Therasense, Inc.+                                                                              801            21,595
Third Wave Technologies, Inc.+                                                                 688             3,172
Thoratec Corp.+                                                                             12,572           157,024
Transkaryotic Therapies, Inc.+                                                                 844            14,483
TriPath Imaging, Inc.+                                                                         633             5,798
Usana Health Sciences+                                                                         253             5,902
Ventana Medical Systems, Inc.+                                                                 353            14,459
Viasys Healthcare, Inc.+                                                                       863            19,521

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
VISX, Inc.+                                                                                  1,204   $        23,502
Vital Images, Inc.+                                                                            257             2,580
Vital Signs, Inc.                                                                              166             5,599
West Pharmaceutical Services, Inc.                                                             310            11,594
Wright Medical Group, Inc.+                                                                  7,543           231,570
Young Innovations, Inc.                                                                        116             4,070
Zoll Medical Corp.+                                                                            246             9,835
                                                                                                     ---------------
                                                                                                          12,422,604
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 13.2%

AEROSPACE & MILITARY TECHNOLOGY -- 0.9%
AAR Corp.+                                                                                     845            10,377
Armor Holdings, Inc.+                                                                        5,978           197,872
Curtiss-Wright Corp.                                                                           477            22,357
DRS Technologies, Inc.+                                                                        700            19,586
Ducommun, Inc.+                                                                                191             4,464
EDO Corp.                                                                                      444            10,691
Engineered Support Systems, Inc.                                                             4,491           219,116
Esterline Technologies Corp.+                                                                  596            14,810
Fairchild Corp., Class A+                                                                      293             1,459
GenCorp, Inc.                                                                                  900             9,747
HEICO Corp.                                                                                    376             5,899
Herley Industries, Inc.+                                                                       311             5,872
Kaman Corp., Class A                                                                           628             9,376
Moog, Inc., Class A+                                                                           818            27,910
MTC Technologies, Inc.+                                                                        273             6,855
Orbital Sciences Corp.+                                                                      1,307            16,377
REMEC, Inc.+                                                                                 1,640            12,464
Sequa Corp., Class A+                                                                          102             5,039
Sturm Ruger & Co., Inc.                                                                        610             8,241
Teledyne Technologies, Inc.+                                                                   917            17,148
Titan Corp.+                                                                                 2,421            48,880
Triumph Group, Inc.+                                                                           499            16,492
United Industrial Corp.                                                                        295             5,587

BUSINESS SERVICES -- 6.9%
Aaron Rents, Inc.                                                                              800            19,912
ABM Industries, Inc.                                                                         1,081            19,404
Actuant Corp., Class A+                                                                        611            23,970
Administaff, Inc.+                                                                          10,663           185,856
Albany Molecular Research, Inc.+                                                               936            14,873
Alderwoods Group, Inc.+                                                                      1,064            11,066
Alico, Inc.                                                                                    100             3,190
AMIS Holdings, Inc.+                                                                         1,300            21,099
APAC Customer Services, Inc.+                                                                  861             2,540
Arbitron, Inc.+                                                                                923            37,160
Aviall, Inc.+                                                                                  913            13,878
Banta Corp.                                                                                    679            31,431
Bennett Environmental Inc+                                                                   5,700            72,390
BHA Group, Inc.                                                                                112             3,359
Black Box Corp.                                                                                466            24,973
Bowne & Co., Inc.                                                                            1,126            19,255
Brady Corp., Class A                                                                           499            19,002

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

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Bright Horizons Family Solutions, Inc.+                                                      2,950   $       139,122
Brinks Co.                                                                                   1,673            46,141
Building Materials Holdings Corp.                                                              514             9,021
Calgon Carbon Corp.                                                                            978             7,531
Casella Waste Systems, Inc., Class A+                                                          364             5,293
Catalina Marketing Corp.+                                                                    1,078            20,902
CDI Corp.                                                                                      350            11,298
Central Parking Corp.                                                                          664            13,333
Charles River Associates, Inc.+                                                              5,109           167,504
CLARCOR, Inc.                                                                                4,121           181,942
Clark, Inc.+                                                                                   448             7,616
Clean Harbors, Inc.+                                                                           203             1,504
Coinstar, Inc.+                                                                                778            12,347
Consolidated Graphics, Inc.+                                                                   390            14,995
Copart, Inc.+                                                                                2,109            45,829
Cornell Cos., Inc.+                                                                            354             4,096
Corporate Executive Board Co.                                                                5,300           249,100
CoStar Group, Inc.+                                                                          3,213           118,528
CPI Corp.                                                                                      237             4,510
Cross Country Healthcare, Inc.+                                                                716            11,921
CSG Systems International, Inc.+                                                             1,526            26,217
CUNO, Inc.+                                                                                    426            19,119
Darling International, Inc.+                                                                 1,603             5,450
Duratek, Inc.+                                                                                 219             3,484
Electro Rent Corp.+                                                                            479             4,819
EMCOR Group, Inc.+                                                                             375            13,762
Ennis Business Forms, Inc.                                                                     476             7,968
Exult, Inc.+                                                                                20,357           126,824
Fastenal Co.                                                                                 8,900           477,841
Federal Signal Corp.                                                                         1,385            27,492
First Consulting Group, Inc.+                                                                  547             3,424
Forrester Research, Inc.+                                                                    6,598           125,032
Freemarkets, Inc.+                                                                           1,405            11,563
FTI Consulting, Inc.+                                                                        1,293            21,541
Gartner, Inc., Class A+                                                                      2,234            26,026
Geo Group, Inc.+                                                                               393             9,039
Gevity HR ,Inc.                                                                              5,759           168,163
Granite Construction, Inc.                                                                   8,550           203,233
Grey Global Group, Inc.                                                                         25            17,250
Gundle/SLT Environmental, Inc.+                                                                155             2,855
Handleman Co.                                                                                  692            16,566
Heidrick & Struggles International, Inc.+                                                    8,875           212,379
Hooper Holmes, Inc.                                                                          2,113            13,185
Hudson Highland Group, Inc.+                                                                   213             5,938
Hughes Supply, Inc.                                                                            929            48,680
ICT Group, Inc.+                                                                               158             2,117
Input/Output, Inc.+                                                                          1,669            12,935
Insituform Technologies, Inc., Class A+                                                        646            10,097
Integrated Electrical Services, Inc.+                                                        1,147            12,892
Ionics, Inc.+                                                                                  504            14,314
John H. Harland Co.                                                                            798            24,834
Kelly Services, Inc., Class A                                                                  482            14,272
Korn/Ferry International+                                                                   11,606           185,696

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Kroll, Inc.+                                                                                 1,137   $        30,528
Labor Ready, Inc.+                                                                           1,118            15,115
Landauer, Inc.                                                                                 296            12,432
Lydall, Inc.+                                                                                  420             4,284
Mail-Well, Inc.+                                                                               870             3,889
Maximus, Inc.+                                                                               4,621           161,735
McGrath Rentcorp                                                                               218             6,647
MemberWorks, Inc.+                                                                             195             6,809
Mestek, Inc.+                                                                                   87             1,564
Mine Safety Appliances Co.                                                                     549            15,570
Mobile Mini, Inc.+                                                                             536             9,273
MPS Group, Inc.+                                                                             2,725            30,302
Navigant Consulting Co.+                                                                    13,380           270,677
New England Business Service, Inc.                                                             290             9,817
Overstock.com, Inc.+                                                                         8,453           261,029
Owens & Minor, Inc.                                                                          1,057            26,742
Paxar Corp.+                                                                                   798            11,771
Pegasus Solutions, Inc.+                                                                       711             8,304
Pre-Paid Legal Services, Inc.+                                                                 562            13,758
Princeton Review, Inc.+                                                                        459             3,966
Quanta Services, Inc.+                                                                       2,074            14,684
R.H. Donnelley Corp.+                                                                          576            26,899
Resources Connection, Inc.+                                                                  7,551           333,143
Rewards Network, Inc.+                                                                         694             6,940
Rollins, Inc.                                                                                  547            14,096
Roto Rooter, Inc.                                                                              283            14,306
ScanSource, Inc.+                                                                              306            14,670
SCP Pool Corp.                                                                                 860            32,044
SFBC International, Inc.+                                                                    3,906           116,243
SM&A+                                                                                          349             3,842
Sotheby's Holdings, Inc., Class A+                                                           1,270            16,319
Source Information Management Co.+                                                             332             4,150
SOURCORP, Inc.+                                                                                431            11,422
Spherion Corp.+                                                                              1,697            17,360
StarTek, Inc.                                                                                  302            10,975
Stewart Enterprises, Inc., Class A+                                                          3,189            23,184
TeleTech Holdings, Inc.+                                                                       995             6,229
Tetra Tech, Inc.+                                                                            9,746           209,149
TRC Cos., Inc.+                                                                                337             6,305
United Rentals, Inc.+                                                                        1,662            29,534
United Stationers, Inc.+                                                                       941            39,616
Universal Display Corp.+                                                                       457             5,863
UNOVA, Inc.+                                                                                 1,436            31,032
URS Corp.+                                                                                     462            13,296
ValueVision Media , Inc., Class A+                                                             485             7,445
Volt Information Sciences, Inc.+                                                               228             5,572
Waste Connections, Inc.+                                                                       815            32,437
Watsco, Inc.                                                                                   643            18,647
Watson Wyatt & Co. Holdings+                                                                 1,056            26,653
WESCO International, Inc.+                                                                     457             6,809

ELECTRICAL EQUIPMENT -- 1.1%
A.O. Smith Corp.                                                                               478            13,838
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                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Acuity Brands, Inc.                                                                          1,294   $        30,901
Advanced Energy Industries, Inc.+                                                              481             9,808
AMETEK, Inc.                                                                                10,200           261,528
Artesyn Technologies, Inc.+                                                                  1,212            11,538
Asyst Technologies, Inc.+                                                                    1,472            12,115
Axcelis Technologies, Inc.+                                                                  3,081            34,261
Baldor Electric Co.                                                                            844            19,395
Belden, Inc.                                                                                   616            11,685
C&D Technologies, Inc.                                                                         759            12,683
Cabot Microelectronics Corp.+                                                                5,683           240,050
ElkCorp                                                                                        572            15,495
Franklin Electric Co., Inc.                                                                    191            12,163
General Cable Corp.+                                                                         1,095             8,081
KEMET Corp.+                                                                                 2,670            38,288
Littelfuse, Inc.+                                                                              559            20,795
Otter Tail Corp.                                                                               850            22,457
Power-One, Inc.+                                                                             1,831            20,251
Roper Industries, Inc.                                                                         878            42,363
Vicor Corp.+                                                                                   551             6,761

MACHINERY -- 2.4%
Alamo Group, Inc.                                                                              155             2,695
Albany International Corp., Class A                                                            841            22,614
Applied Industrial Technologies, Inc.                                                          488            11,087
Astec Industries, Inc.+                                                                        426             6,863
Blount International, Inc.+                                                                    107             1,070
Briggs & Stratton Corp.                                                                        663            44,733
Cascade Corp.                                                                                  294             5,968
Cognex Corp.                                                                                   978            32,519
Flowserve Corp.+                                                                             1,345            28,178
Gardner Denver, Inc.+                                                                          460            12,457
Gerber Scientific, Inc.+                                                                       599             4,073
Global Power Equipment Group, Inc.+                                                            704             5,928
Gorman-Rupp Co.                                                                                201             5,206
Graco, Inc.                                                                                  7,650           222,691
IDEX Corp.                                                                                     861            37,436
JLG Industries, Inc.                                                                         1,263            18,061
Joy Global, Inc.                                                                             1,476            41,431
Kadant, Inc.+                                                                                  341             7,110
Kennametal, Inc.                                                                             1,022            42,178
Kulicke & Sofa Industries, Inc.+                                                             1,661            19,467
Lawson Products, Inc.                                                                          139             4,533
Lincoln Electric Holdings, Inc.                                                              1,028            28,938
Lindsay Manufacturing Co.                                                                      337             8,115
Lone Star Technologies, Inc.+                                                                  878            15,514
Manitowoc Co., Inc.                                                                            749            22,155
Matthews International Corp., Class A                                                          826            27,423
Milacron, Inc.                                                                                 971             3,369
NACCO Industries, Inc., Class A                                                                132            10,877
Nordson Corp.                                                                                4,734           177,336
Parker-Hannifin Corp.                                                                        5,100           288,150
Photon Dynamics, Inc.+                                                                         437            14,259
Presstek, Inc.+                                                                                876             9,531

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                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY (CONTINUED)
Regal-Beloit Corp.                                                                             668   $        13,347
Robbins & Myers, Inc.                                                                          310             6,681
Sauer-Danfoss, Inc.                                                                            289             3,951
Standex International Corp.                                                                    315             8,505
Stewart & Stevenson Services, Inc.                                                             818            11,959
Tecumseh Products Co., Class A                                                                 528            22,229
Tennant Co.                                                                                    244             9,679
Terex Corp.+                                                                                 6,447           238,346
Thomas Industries, Inc.                                                                        272             8,568
Toro Co.                                                                                     5,813           360,406
Valence Technology, Inc.+                                                                    1,258             5,598
Wabtec Corp.                                                                                   907            12,916

MULTI-INDUSTRY -- 0.8%
Chicago Briddge & Iron Co N V                                                               10,000           278,300
Eagle Materials, Inc.                                                                          574            33,780
Enpro Industries, Inc.+                                                                        586            11,087
ESCO Technologies, Inc.+                                                                       408            18,817
Griffon Corp.+                                                                                 835            18,036
Perini Corp.+                                                                                  470             7,403
Plexus Corp.+                                                                               12,841           228,441
Quixote Corp.                                                                                  195             4,101
Raven Industries, Inc.                                                                         189             5,783
Tredegar Corp.                                                                                 879            12,860
Trinity Industries, Inc.                                                                     1,009            28,050

TRANSPORTATION -- 1.1%
Alexander & Baldwin, Inc.                                                                    1,274            42,144
Arkansas Best Corp.                                                                            731            19,583
C.H. Robinson Worldwide, Inc.                                                                5,100           211,650
Covenant Transport, Inc., Class A+                                                             210             3,786
EGL, Inc.+                                                                                  12,780           229,529
Florida East Coast Industries, Inc., Class A                                                   498            17,838
Forward Air Corp.+                                                                             313            10,288
GATX Corp.                                                                                   1,293            28,666
Genesee & Wyoming, Inc., Class A+                                                              646            15,956
Greenbrier Cos., Inc.+                                                                         154             2,601
Gulfmark Offshore, Inc.+                                                                       390             6,127
Heartland Express, Inc.                                                                        999            22,757
Kansas City Southern+                                                                        1,755            24,395
Kirby Corp.+                                                                                   621            20,984
Knight Transportation, Inc.+                                                                   683            16,378
Landstar System, Inc.+                                                                         860            35,208
Maritrans, Inc.                                                                                199             3,126
Offshore Logistics, Inc.+                                                                      535            12,332
Old Dominion Freight Lines, Inc.+                                                              320            10,784
Oshkosh Truck Corp.                                                                            921            51,300
Overseas Shipholding Group, Inc.                                                               527            19,236
P.A.M. Transportation Services, Inc.+                                                          164             2,837
Pacer International, Inc.+                                                                     633            13,951
Petroleum Helicopters, Inc.+                                                                   105             2,594
RailAmerica, Inc.+                                                                             868            10,459
SCS Transportation, Inc.+                                                                      390             8,502
Seabulk International, Inc.+                                                                   335             2,982
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                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION (CONTINUED)
U.S. Xpress Enterprises, Inc., Class A+                                                        162   $         2,302
USF Corp.                                                                                      774            26,486
Yellow Roadway Corp.+                                                                        1,237            41,650
                                                                                                     ---------------
                                                                                                          10,462,288
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 6.8%

BROADCASTING & MEDIA -- 1.5%
4Kids Entertainment, Inc.+                                                                     348             7,785
Acme Communications, Inc.+                                                                     227             1,757
ADVO, Inc.                                                                                     857            27,613
aQuantive, Inc.+                                                                             1,067            10,243
Audiovox Corp., Class A+                                                                       625            12,500
Beasley Broadcast Group, Inc., Class A+                                                        256             4,506
Charter Communications, Inc., Class A+                                                       7,475            35,207
Courier Corp.                                                                                  163             7,294
Crown Media Holdings, Inc., Class A+                                                           360             2,912
Cumulus Media, Inc., Class A+                                                               10,837           216,632
Digital Generation Systems, Inc.+                                                              750             1,132
Emmis Communications Corp., Class A+                                                         5,075           120,836
Fisher Communications, Inc.+                                                                   141             6,874
Gray Television, Inc.                                                                        1,357            19,839
Insight Communications Co.+                                                                  1,275            12,750
Liberty Corp.                                                                                  468            21,654
Lin TV Corp., Class A+                                                                         749            17,834
LodgeNet Entertainment Corp.+                                                                  300             5,700
Macrovision Corp.+                                                                           6,593           123,157
Mediacom Communications Corp.+                                                               1,412            11,324
Paxson Communications Corp.+                                                                   849             3,311
Pegasus Communications Corp.+                                                                   81             3,106
Playboy Enterprises, Inc., Class B+                                                            417             5,846
Primedia, Inc.+                                                                              5,311            14,340
Pulitzer, Inc.                                                                                 131             6,321
Regent Communications, Inc.+                                                                 1,001             6,516
Saga Communications, Inc., Class A+                                                            389             7,255
Salem Communications Corp., Class A+                                                           249             6,818
Sinclair Broadcast Group, Inc., Class A+                                                     1,111            13,887
Spanish Broadcasting System, Inc., Class A+                                                  1,188            12,415
TheStreet. com, Inc.+                                                                          331             1,506
Thomas Nelson, Inc.                                                                            228             6,206
Value Line, Inc.                                                                                39             1,952
Westwood One, Inc.+                                                                         14,300           421,135
World Wrestling Entertainment, Inc.                                                            566             8,179
Young Broadcasting, Inc., Class A+                                                             360             6,516

ENTERTAINMENT PRODUCTS -- 1.0%
AMC Entertainment, Inc.+                                                                       881            13,523
Applied Films Corp.+                                                                         1,313            36,633
Atari, Inc.+                                                                                   183               624
Callaway Golf Co.                                                                            2,047            38,852
Digital Theater Systems, Inc.+                                                               4,600           117,898
Hollinger International, Inc.                                                                1,237            24,493
Information Holdings, Inc.+                                                                    363             7,485
International Game Technology                                                                6,700           301,232
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
                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

ENTERTAINMENT PRODUCTS (CONTINUED)
JAKKS Pacific, Inc.+                                                                           899   $        13,485
Journal Register Co.+                                                                        1,037            21,673
Marvel Enterprises, Inc.+                                                                    7,500           143,925
Midway Games, Inc.+                                                                          1,159             8,438
Multimedia Games, Inc.+                                                                        615            15,215
Steinway Musical Instruments, Inc.+                                                            126             4,038
Universal Electronics, Inc.+                                                                   596             7,867

LEISURE & TOURISM -- 4.3%
AirTran Holdings, Inc.+                                                                      2,158            25,637
Alaska Air Group, Inc.+                                                                        673            16,596
Alliance Gaming Corp.+                                                                       1,523            48,934
Ambassadors Group, Inc.                                                                        149             3,685
Ambassadors International, Inc.                                                                172             2,245
America West Holdings Corp., Class B+                                                          834             7,948
Ameristar Casinos, Inc.+                                                                       307            10,361
AMR Corp.+                                                                                   4,891            62,262
Applebee's International, Inc.                                                               3,500           144,725
Arctic Cat, Inc.                                                                               540            13,765
Arden Group, Inc., Class A                                                                      40             3,020
Argosy Gaming Co.+                                                                             738            26,236
Atlantic Coast Airlines Holdings, Inc.+                                                      1,193             8,673
Aztar Corp.+                                                                                   935            22,917
Bally Total Fitness Holding Corp.+                                                             901             5,280
Bob Evans Farms, Inc.                                                                        1,093            35,457
Boca Resorts, Inc., Class A+                                                                   883            15,408
Boyd Gaming Corp.                                                                              931            21,311
California Pizza Kitchen, Inc.+                                                                476             9,520
Carmike Cinemas, Inc.+                                                                         110             4,100
CEC Entertainment, Inc.+                                                                     1,019            35,359
Chicago Pizza & Brewery, Inc.+                                                                 309             4,039
Choice Hotels International, Inc.                                                              566            25,323
Churchill Downs, Inc.                                                                          171             6,631
CKE Restaurants, Inc.+                                                                       1,372            13,583
Continental Airlines, Inc., Class B+                                                         2,052            25,712
Dave & Buster's, Inc.+                                                                         318             4,786
Dover Downs Gaming & Entertainment, Inc.                                                       241             2,581
Dover Motorsports, Inc.                                                                        379             1,459
ExpressJet Holdings, Inc.+                                                                     863            10,736
Extended Stay America, Inc.                                                                  2,087            40,425
Frontier Airlines, Inc.+                                                                       998            10,399
Gaylord Entertainment Co.+                                                                     354            10,939
GTECH Holdings Corp.                                                                         5,100           301,614
IHOP Corp.                                                                                     649            22,352
Isle of Capri Casinos, Inc.+                                                                   433            10,886
Jack in the Box, Inc.+                                                                         982            24,520
K2, Inc.+                                                                                      882            14,138
La Quinta Corp.+                                                                             5,143            38,778
Landry's Seafood Restaurants, Inc.                                                           5,126           152,909
Lone Star Steakhouse & Saloon, Inc.                                                            436            12,727
Magna Entertainment Corp., Class A+                                                          1,128             6,791
Mair Holdings, Inc.+                                                                           273             2,495
Mandalay Resort Group                                                                        6,700           383,642
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                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Marcus Corp.                                                                                   552   $         9,577
Marine Products Corp.                                                                          243             3,400
Marinemax, Inc.+                                                                               233             6,191
Mesa Air Group, Inc.+                                                                          756             6,245
Monaco Coach Corp.                                                                             839            22,485
MTR Gaming Group, Inc.+                                                                        654             6,540
Navigant International, Inc.+                                                                  361             6,498
Northwest Airlines Corp.+                                                                    1,954            19,755
O' Charley's, Inc.+                                                                            729            13,304
P.F. Chang's China Bistro, Inc.+                                                             5,983           301,005
Panera Bread Co., Class A+                                                                     866            33,705
Papa John's International, Inc.+                                                               323            10,930
Penn National Gaming, Inc.+                                                                  5,493           158,034
Pinnacle Entertainment, Inc.+                                                                  828            11,426
Prime Hospitality Corp.+                                                                     1,317            14,987
Rare Hospitality International, Inc.+                                                          956            26,529
Red Robin Gourmet Burgers, Inc.+                                                               265             7,526
Royal Caribbean Cruises, Ltd.                                                                5,100           224,910
Ryan's Family Steak Houses, Inc.+                                                            1,217            20,823
Scientific Games Corp., Class A+                                                             8,417           157,566
Shuffle Master, Inc.+                                                                        5,948           276,522
Six Flags, Inc.+                                                                             2,654            20,834
SkyWest, Inc.                                                                               10,201           196,267
Sonic Corp.+                                                                                 1,198            41,067
Speedway Motorsports, Inc.                                                                     404            12,245
Steak n Shake Co.+                                                                             780            15,015
Steiner Leisure, Ltd.+                                                                       4,100            66,420
Thor Industries, Inc.                                                                        1,120            30,083
Triarc Cos., Inc., Class B                                                                     964            10,565
Vail Resorts, Inc.+                                                                            537             8,463
WMS Industries, Inc.+                                                                          738            22,878
                                                                                                     ---------------
                                                                                                           5,360,938
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 29.6%

COMMUNICATION EQUIPMENT -- 0.3%
Aether Systems, Inc.+                                                                        1,044             4,855
Dycom Industries, Inc.+                                                                      1,476            39,143
Network Equipment Technologies, Inc.+                                                          870             8,682
Packeteer, Inc.+                                                                            10,864           143,405
Tessera Technologies, Inc.+                                                                  1,300            23,790

COMPUTER SERVICES -- 3.3%
Agilysys, Inc.                                                                               1,040            12,376
American Management Systems, Inc.+                                                           1,389            26,669
Anteon International Corp.+                                                                    537            15,514
Aspen Technology, Inc.+                                                                      1,009             8,244
BARRA, Inc.                                                                                    431            15,081
CACI International, Inc., Class A+                                                             879            37,797
Catapult Communications Corp.+                                                                 161             2,870
CCC Information Services Group, Inc.+                                                          355             6,308
CIBER, Inc.+                                                                                 1,723            18,953
CompuCom Systems, Inc.+                                                                        682             3,744
Computer Horizons Corp.+                                                                       870             3,741
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
                                                                                       SHARES             VALUE
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
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SERVICES (CONTINUED)
Concur Technologies, Inc.+                                                                     657   $         7,358
Concurrent Computer Corp.+                                                                   1,782             6,148
Cyberguard Corp.+                                                                              309             3,044
Digital Insight Corp.+                                                                      20,237           419,311
Digital River, Inc.+                                                                         9,164           214,529
Digitas, Inc.+                                                                              18,074           185,982
DST Systems, Inc.+                                                                          10,200           462,570
eFunds Corp.+                                                                                1,317            21,599
FileNET Corp.+                                                                              11,073           295,095
iGate Corp.+                                                                                   582             4,057
infoUSA, Inc.+                                                                                 848             8,913
Keane, Inc.+                                                                                10,560           166,214
Manhattan Associates, Inc.+                                                                    725            20,155
Mantech International Corp.+                                                                   528            10,819
Manugistics Group, Inc.+                                                                     2,164            14,823
MAPICS, Inc.+                                                                                  517             4,177
Mentor Graphics Corp.+                                                                       1,956            34,856
Neoforma, Inc.+                                                                                224             2,435
Netegrity, Inc.+                                                                               734             6,239
Pec Solutions, Inc.+                                                                           245             3,239
Per-Se Technologies, Inc.+                                                                     770             8,624
Perot Systems Corp., Class A+                                                                2,298            30,563
ProcureNet, Inc.(2)(3)                                                                         200                 2
QAD, Inc.+                                                                                     293             3,888
SRA International, Inc.+                                                                     4,743           175,206
Sykes Enterprises, Inc.+                                                                       685             4,076
Symantec Corp.+                                                                              6,600           305,580
Synplicity, Inc.+                                                                              345             2,484
Syntel, Inc.                                                                                   182             5,012
Tier Technologies, Inc., Class B+                                                              401             4,287
Tyler Technologies, Inc.+                                                                    1,169            11,351

COMPUTER SOFTWARE -- 5.1%
Activcard Corp.+                                                                             1,484             9,601
Activision, Inc.+                                                                            3,991            63,138
Advent Software, Inc.+                                                                         930            17,391
Altiris, Inc.+                                                                                 276             7,711
Ansys, Inc.+                                                                                   428            17,009
Ascential Software Corp.+                                                                   22,467           492,477
Avid Technology, Inc.+                                                                       4,812           221,978
Borland Software Corp.+                                                                      2,345            21,293
Cognos, Inc.+                                                                                8,900           276,434
Computer Programs & Systems, Inc.                                                              178             3,382
Concord Communications, Inc.+                                                                  468             6,744
Datastream Systems, Inc.+                                                                      496             3,551
Embarcadero Technologies, Inc.+                                                              8,797           112,953
Epicor Software Corp.+                                                                       1,075            14,265
EPIQ Systems, Inc.+                                                                            365             5,979
FalconStor Software, Inc.+                                                                     975             7,213
Fiserv, Inc.+                                                                                5,100           182,427
Group 1 Software, Inc.+                                                                        258             4,200
Hyperion Solutions Corp.+                                                                    1,200            49,740
Impac Medical Systems, Inc.+                                                                   177             3,983

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SOFTWARE (CONTINUED)
Informatica Corp.+                                                                          21,085   $       181,120
InteliData Technologies Corp.+                                                               1,405             1,742
Intellisync Corp.+                                                                           2,015             6,629
Inter-Tel, Inc.                                                                                631            18,968
InterCept, Inc.+                                                                               513             6,253
JDA Software Group, Inc.+                                                                    1,003            14,594
Kana Software, Inc.+                                                                           794             3,581
Lawson Software, Inc.+                                                                      20,447           169,710
Micromuse, Inc.+                                                                             1,899            14,812
Microstrategy, Inc.+                                                                         2,601           138,633
Mobius Management Systems, Inc.+                                                               207             1,890
MRO Software, Inc.+                                                                            551             6,403
MSC Software Corp.+                                                                            688             6,061
NetIQ Corp.+                                                                                 1,534            21,415
Opnet Technologies, Inc.+                                                                      314             4,682
Palmsource, Inc.+                                                                              412             7,486
Parametric Technology Corp.+                                                                31,812           143,790
PDF Solutions, Inc.+                                                                           416             4,788
Pegasystems, Inc.+                                                                             276             2,269
Pinnacle Systems, Inc.+                                                                      1,713            15,468
Progress Software Corp.+                                                                       880            21,111
Quest Software, Inc.+                                                                       13,131           214,692
Retek, Inc.+                                                                                21,039           159,055
Roxio, Inc.+                                                                                 1,333             5,959
Sanchez Computer Associates, Inc.+                                                             360             2,354
ScanSoft, Inc.+                                                                              2,126            11,884
Schawk, Inc.                                                                                   217             2,903
SeaChange International, Inc.+                                                               7,781           119,049
Secure Computing Corp.+                                                                     20,965           342,778
Serena Software, Inc.+                                                                         789            16,056
Siebel Systems, Inc.+                                                                       20,000           230,200
SonicWall, Inc.+                                                                             1,761            15,708
SPSS, Inc.+                                                                                    352             6,442
SS&C Technologies, Inc.                                                                        316             7,669
Sybase, Inc.+                                                                                2,637            55,351
Take-Two Interactive Software, Inc.+                                                         7,374           271,216
THQ, Inc.+                                                                                   1,095            22,152
Tradestation Group, Inc.+                                                                      498             3,352
Transaction Systems Architects, Inc., Class A+                                               1,116            25,824
Ulticom, Inc.+                                                                                 312             3,201
Vastera, Inc.+                                                                                 769             2,984
Verint Systems, Inc.+                                                                        4,778           147,640
VitalWorks, Inc.+                                                                            1,073             4,024
Wind River Systems, Inc.+                                                                    2,145            23,745

COMPUTERS & BUSINESS EQUIPMENT -- 3.1%
02Micro International, Ltd.+                                                                 8,800           151,624
Advanced Digital Information Corp.+                                                         18,667           212,430
Ansoft Corp.+                                                                                  186             2,682
Cray, Inc.+(1)                                                                               2,252            14,931
Digimarc Corp.+                                                                                302             3,736
Dot Hill Systems Corp.+                                                                        986             9,880
Drexler Technology Corp.+                                                                      256             3,507

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Echelon Corp.+                                                                                 811   $         9,140
Electronics for Imaging, Inc.+                                                               1,366            33,563
Gateway, Inc.+                                                                               6,298            33,253
General Binding Corp.+                                                                         174             2,958
Global Imaging Systems, Inc.+                                                                  516            17,141
Herman Miller, Inc.                                                                          5,100           135,813
HON Industries, Inc.                                                                         5,100           189,516
Hutchinson Technology, Inc.+                                                                 5,347           150,037
Identix, Inc.+                                                                               2,572            14,864
Imagistics International, Inc.+                                                                448            19,734
InFocus Corp.+                                                                               1,017             9,509
Integral Systems, Inc.+                                                                        279             5,301
Interface, Inc., Class A+                                                                    1,581            12,569
Intergraph Corp.+                                                                           17,761           429,461
Iomega Corp.+                                                                                1,943            10,861
Komag, Inc.+                                                                                   806            14,830
Kronos, Inc.+                                                                                9,602           312,353
Lexar Media, Inc.+                                                                           6,185           102,424
Magma Design Automation, Inc.+                                                               4,653            97,294
Mercury Computer Systems, Inc.+                                                                602            15,351
MICROS Systems, Inc.+                                                                          536            24,200
MTS Systems Corp.                                                                              604            16,713
Neoware Systems, Inc.+                                                                         449             4,611
Netscout Systems, Inc.+                                                                        552             4,245
Nuance Communications, Inc.+                                                                   145               950
NYFIX, Inc.+                                                                                   751             3,875
Overland Storage, Inc.+                                                                        270             4,576
Palmone, Inc.+                                                                               1,096            23,411
Pomeroy Computer Resources+                                                                    277             4,016
Quantum Corp.+                                                                               4,903            18,141
Radiant Systems, Inc.+                                                                         484             2,910
RadiSys Corp.+                                                                                 509            10,638
Sigma Designs+                                                                                 506             3,628
Sigmatel, Inc.+                                                                              8,800           197,560
Silicon Graphics, Inc.+                                                                      5,796            14,722
Silicon Storage Technology, Inc.+                                                            2,287            29,594
Simpletech, Inc.+                                                                              264             1,254
Standard Register Co.                                                                          337             5,402
Stratasys, Inc.+                                                                               237             4,510
Synaptics, Inc.+                                                                               468             8,209
Systemax, Inc.+                                                                                239             1,262
Talx Corp.                                                                                     389             8,539
Tivo, Inc.+                                                                                  1,204            10,704
Virage Logic Corp.+                                                                            361             3,339

ELECTRONICS -- 9.5%
Actel Corp.+                                                                                   740            16,746
Aeroflex, Inc.+                                                                              1,656            22,290
Alliance Semiconductor Corp.+                                                                  625             4,756
Analogic Corp.                                                                                 226            10,281
Applied Micro Circuits Corp.+                                                               30,000           172,500
Artisan Components, Inc.+                                                                      502            11,190
ATMI, Inc.+                                                                                 16,477           433,675

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
BEI Technologies, Inc.                                                                         315   $         7,075
Bel Fuse, Inc., Class B                                                                        342            11,197
Benchmark Electronics, Inc.+                                                                 1,219            38,374
Brooks Automation, Inc.+                                                                     1,318            27,652
Celestica, Inc.+                                                                             9,074           148,814
Ceva, Inc.+                                                                                    436             4,101
Checkpoint Systems, Inc.+                                                                      997            18,843
ChipPAC, Inc., Class A+                                                                      1,370            10,837
Cirrus Logic, Inc.+                                                                          1,962            14,872
Coherent, Inc.+                                                                                850            22,346
Cohu, Inc.                                                                                     601            11,209
Concord Camera Corp.+                                                                          755             4,741
Conexant Systems, Inc.+                                                                     12,768            78,651
Credence Systems Corp.+                                                                      2,013            23,914
Cree, Inc.+                                                                                  7,500           167,250
CTS Corp.                                                                                    1,009            13,157
Cubic Corp.                                                                                    550            14,300
Cymer, Inc.+                                                                                 9,165           353,861
Daktronics, Inc.+                                                                              389             8,780
Diodes, Inc.+                                                                                  178             3,882
Dionex Corp.+                                                                                  484            25,555
DSP Group, Inc.+                                                                               790            20,327
DuPont Photomasks, Inc.+                                                                       342             7,955
Electro Scientific Industries, Inc.+                                                        10,792           254,044
Encore Wire Corp.+                                                                             383            14,267
Energy Conversion Devices, Inc.+                                                               484             4,743
Entegris, Inc.+                                                                              1,469            18,597
ESS Technology, Inc.+                                                                        1,062            15,569
Exar Corp.+                                                                                  1,145            21,182
Excel Technology, Inc.+                                                                        350            11,007
Fargo Electronics, Inc.+                                                                       330             3,729
FEI Co.+                                                                                       693            15,142
Flextronics International, Ltd.+                                                            12,800           220,416
FLIR Systems, Inc.+                                                                          1,002            38,196
Genesis Microchip, Inc.+                                                                     1,074            18,000
GrafTech International, Ltd.+                                                                2,602            38,900
Helix Technology Corp.                                                                         877            21,267
II-VI, Inc.+                                                                                 4,814           117,702
Innovex, Inc.+                                                                                 521             3,538
Integrated Silicon Solutions, Inc.+                                                            990            17,563
Intermagnetics General Corp.+                                                                  479            12,693
Intersil Corp., Class A                                                                     11,000           245,190
InterVoice-Brite, Inc.+                                                                      1,030            17,376
Invision Technologies, Inc.+                                                                   516            25,630
Itron, Inc.+                                                                                   721            13,418
IXYS Corp.+                                                                                    495             4,653
Keithley Instruments, Inc.                                                                     350             7,248
Kopin Corp.+                                                                                 1,997            11,543
Lam Research Corp.+                                                                         20,000           504,200
Lattice Semiconductor Corp.+                                                                 3,171            27,683
LSI Logic Corp.+                                                                            29,100           271,794
LTX Corp.+                                                                                   1,956            29,536
Mattson Technology, Inc.+                                                                    1,054            12,606

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
MEMC Electronic Materials, Inc.+                                                            14,300   $       130,845
Methode Electronics, Class A                                                                   945            12,190
Micrel, Inc.+                                                                                1,776            23,710
Microsemi Corp.+                                                                             1,884            25,773
MKS Instruments, Inc.+                                                                         753            18,079
Monolithic Systems Technology, Inc.+                                                           646             8,650
Mykrolis, Corp.+                                                                             1,127            16,071
Nassda Corp.+                                                                                  388             2,693
Omnivision Technologies, Inc.+                                                              11,460           312,973
ON Semiconductor Corp.+                                                                     21,312           160,692
OSI Systems, Inc.+                                                                             510            10,200
Park Electrochemical Corp.                                                                     475            12,017
Pemstar, Inc.+                                                                                 838             3,059
Pericom Semiconductor Corp.+                                                                   598             6,865
Photronics, Inc.+                                                                              817            14,494
Pixelworks, Inc.+                                                                              973            16,667
Planar Systems, Inc.+                                                                          402             5,720
Powell Industries, Inc.+                                                                       188             3,339
Power Integrations, Inc.+                                                                    6,122           179,558
Richardson Electronics, Ltd.                                                                   162             1,962
Rofin-Sinar Technologies, Inc.+                                                                332             9,910
Rogers Corp.+                                                                                3,562           190,104
Rudolph Technologies, Inc.+                                                                    335             6,275
Safalink Corp.+                                                                                744             2,291
SBS Technologies, Inc.+                                                                        419             6,478
Semitool, Inc.+                                                                                465             5,924
Semtech Corp.+                                                                              18,003           411,008
Silicon Image, Inc.+                                                                         1,969            20,281
Siliconix, Inc.+                                                                               168             7,834
SIPEX Corp.+                                                                                   711             4,479
Skyworks Solutions, Inc.+@                                                                   4,577            53,368
Solectron Corp.+                                                                            19,200           106,176
Sonic Solutions+                                                                               433             8,210
Standard Microsystems Corp.+                                                                   344             9,164
Stoneridge, Inc.+                                                                              365             5,263
Superconductor Technologies+                                                                 1,539             3,540
Supertex, Inc.+                                                                                254             4,237
Sypris Solutions, Inc.                                                                       5,855            99,535
Tech Data Corp.+                                                                             5,100           208,794
Technitrol, Inc.+                                                                            1,133            21,300
Thomas & Betts Corp.                                                                         1,229            26,817
Three-Five Systems, Inc.+                                                                      611             4,002
Transmeta Corp.+                                                                             3,272            12,957
Trimble Navigation, Ltd.+                                                                    9,118           209,076
TriQuint Semiconductor, Inc.+                                                                3,822            27,901
TTM Technologies, Inc.+                                                                        553             6,813
Ultratech Stepper, Inc.+                                                                       547            12,751
Varian Semiconductor Equipment Associates, Inc.+                                             5,349           224,658
Varian, Inc.+                                                                                5,705           229,170
Veeco Instruments, Inc.+                                                                       648            18,176
Vitesse Semiconductor Corp.+                                                                55,148           390,999
Watts Industries, Inc., Class A                                                                443            10,362
White Electronic Designs Corp.+                                                                587             4,491

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Wilson Greatbatch Technologies, Inc.+                                                        5,562   $       201,789
Woodhead Industries, Inc.                                                                      281             4,215
Woodward Governor Co.                                                                          259            16,509
X-Rite, Inc.                                                                                   783            11,659
Xicor, Inc.+                                                                                   762            11,598
Zoran Corp.+                                                                                12,152           210,959
Zygo Corp.+                                                                                    453             7,080

INTERNET CONTENT -- 2.8%
Alloy, Inc.+                                                                                   981             4,709
AsiaInfo Holdings, Inc.+                                                                       853             5,562
Ask Jeeves, Inc.+                                                                            1,068            38,160
At Road, Inc.+                                                                              12,758           156,541
Avocent Corp.+                                                                               7,700           283,283
Broadvision, Inc.+                                                                             736             4,512
CMGI, Inc.+                                                                                 10,489            25,698
CNET Networks, Inc.+                                                                        33,172           342,667
Convera Corp.+                                                                                 371             1,317
Digitalthink, Inc.+                                                                          1,148             2,721
EarthLink, Inc.+                                                                             3,637            32,224
FindWhat.com+                                                                                  343             7,426
GSI Commerce, Inc.+                                                                            443             4,496
Harris Interactive, Inc.+                                                                    1,224            10,318
Infospace, Inc.+                                                                               745            28,958
Interland, Inc.+                                                                               389             1,607
Interwoven, Inc.+                                                                            1,134            11,306
Kintera, Inc.+                                                                              13,600           226,712
Looksmart, Ltd.+                                                                             2,189             4,312
MarketWatch.com, Inc.+                                                                         156             2,175
Mindspeed Technologies, Inc.+                                                                2,949            19,257
Net2Phone, Inc.+                                                                               874             4,545
NetBank, Inc.                                                                                1,354            16,532
Netratings, Inc.+                                                                              289             3,193
NIC, Inc.+                                                                                  16,746           101,146
Opsware, Inc.+                                                                               1,742            13,169
PC-Tel, Inc.+                                                                                  817             8,440
ProQuest Co.+                                                                                  680            19,836
Register.com, Inc.+                                                                            440             2,605
RSA Security, Inc.+                                                                          1,372            25,780
S1 Corp.+                                                                                   16,347           124,237
Safeguard Scientifics, Inc.+                                                                 3,372            12,544
Sapient Corp.+                                                                              28,747           173,344
Sohu Common, Inc.+                                                                           5,874           146,204
Stamps.com, Inc.+                                                                            1,549             9,278
Stellent, Inc.+                                                                                504             3,765
Support.com, Inc.+                                                                          13,049           143,669
Trizetto Group, Inc.+                                                                          889             6,890
United Online, Inc.+                                                                         8,426           140,377
Valueclick, Inc.+                                                                            1,874            20,239
Verity, Inc.+                                                                                  602             8,229
Verso Technologies, Inc.+                                                                    3,308             5,524
Vitria Technology, Inc.+                                                                       527             3,099

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

INTERNET SOFTWARE -- 2.2%
Agile Software Corp.+                                                                        1,578   $        13,808
Akamai Technologies, Inc.+                                                                  11,900           156,366
Ariba, Inc.+                                                                                 7,585            21,390
BEA Systems, Inc.+                                                                          31,300           399,388
Chordiant Software, Inc.+                                                                   19,400           101,656
E.piphany, Inc.+                                                                             1,559            11,256
eCollege.com, Inc.+                                                                          5,849           122,127
Entrust, Inc.+                                                                               1,390             6,074
eResearch Technology, Inc.+                                                                    772            21,655
F5 Networks, Inc.+                                                                             879            29,754
Internet Security Systems, Inc.+                                                             1,065            18,787
Keynote Systems, Inc.+                                                                         452             5,817
Lionbridge Technologies, Inc.+                                                               1,203            11,705
Macromedia, Inc.+                                                                            9,300           186,651
Matrixone, Inc.+                                                                             1,664            12,081
Openwave Systems, Inc.+                                                                      1,967            26,240
Portal Software, Inc.+                                                                         823             5,547
Raindance Communications, Inc.+                                                              1,371             3,907
Redback Networks, Inc.+                                                                         54               340
Seebeyond Technology Corp.+                                                                  1,377             5,577
TIBCO Software, Inc.+                                                                       24,091           196,823
Vignette Corp.+                                                                              5,794            11,994
WatchGuard Technologies, Inc.+                                                              44,143           345,198
webMethods, Inc.+                                                                            1,311            12,323
Websense, Inc.+                                                                                556            16,463

TELECOMMUNICATIONS -- 3.3%
Adaptec, Inc.+                                                                               3,375            29,565
Advanced Radio Telecom Corp.+(2)(3)                                                            200                 0
Alvarion, Ltd.+                                                                             23,200           294,408
Anaren Microwave, Inc.+                                                                        638            10,068
Andrew Corp.+                                                                                4,470            78,225
Anixter International, Inc.+                                                                   899            25,397
Applied Signal Technology, Inc.                                                                364             9,945
Arris Group, Inc.+                                                                           1,495            13,754
Aspect Communications Corp.+                                                                 1,048            16,422
Audio Codes, Ltd.+                                                                           8,100            93,960
Avanex Corp.+                                                                                1,533             6,623
Boston Communications Group, Inc.+                                                             459             5,439
C-COR.net Corp.+                                                                            11,388           159,660
Cable Design Technologies Corp.+                                                             1,434            13,594
Centennial Communications Corp.+                                                               331             2,238
Centillium Communications, Inc.+                                                               896             4,050
Cincinnati Bell, Inc.+                                                                       6,032            24,550
Commonwealth Telephone Enterprises, Inc.+                                                      631            25,877
CommScope, Inc.+                                                                             1,485            24,725
Computer Network Technology Corp.+                                                             774             6,192
Comtech Telecommunications Corp.+                                                              514            11,925
Corvis Corp.+                                                                               10,238            19,657
CT Communications, Inc.                                                                        504             6,970
D & E Communications, Inc.                                                                     563             7,876
Ditech Communications Corp.+                                                                   904            15,070

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Dobson Communications Corp., Class A+                                                          821   $         2,373
EchoStar Communications Corp., Class A+                                                      5,500           180,125
EMS Technologies, Inc.+                                                                        306             5,909
Enterasys Networks, Inc.+                                                                    5,666            14,335
Extreme Networks, Inc.+                                                                      2,736            19,727
Finisar Corp.+                                                                               5,068            11,048
General Communication, Inc., Class A+                                                        1,576            14,342
Golden Telecom, Inc.                                                                           367            12,489
Harmonic, Inc.+                                                                              1,949            18,808
Hickory Tech Corp.                                                                             371             4,612
Hungarian Telephone & Cable Corp.+                                                              87               791
Hypercom Corp.+                                                                                745             5,915
Inet Technologies, Inc.+                                                                       373             4,629
Infonet Services Corp.+                                                                      1,958             3,896
Intrado, Inc.+                                                                                 414             8,011
Ixia+                                                                                          659             7,130
j2 Global Communications, Inc.+                                                                476            10,739
KVH Industries, Inc.+                                                                        7,664           110,438
Lightbridge, Inc.+                                                                             779             4,596
Mastec, Inc.+                                                                                  565             5,351
Mcleodusa, Inc.+                                                                             1,751             2,609
Metro One Telecommunications, Inc.+                                                            487             1,120
MRV Communications, Inc.+                                                                    2,994             9,970
Newport Corp.+                                                                               1,106            18,492
NII Holdings, Inc.+                                                                          1,170            40,985
North Pittsburgh Systems, Inc.                                                                 434             8,736
Oplink Communications, Inc.+                                                                 2,882             7,234
Optical Communication Products, Inc.+                                                          412             1,356
Plantronics, Inc.+                                                                           1,233            45,140
Powerwave Technologies, Inc.+                                                                1,884            14,695
Price Communications Corp.+(4)                                                               1,176            18,451
Primus Telecommunications Group, Inc.+                                                       1,958            16,467
Proxim Corp.+                                                                                3,490             6,177
PTEK Holdings, Inc.+                                                                         1,537            14,125
RCN Corp.+                                                                                   1,413               410
RF Micro Devices, Inc.+                                                                      5,245            44,373
SafeNet, Inc.+                                                                                 561            21,060
SBA Communications Corp.+                                                                    1,313             5,094
Shenandoah Telecommunications Co.                                                              303             6,924
Sierra Wireless, Inc.+                                                                       4,200           153,258
Sonus Networks, Inc.+                                                                        6,455            23,948
Spectralink Corp.                                                                            7,959           135,542
Stratex Networks, Inc.+                                                                      2,343            11,129
SureWest Communications                                                                        483            12,940
Sycamore Networks, Inc.+                                                                     4,734            19,315
Symmetricom, Inc.+                                                                           1,062             9,526
Talk America Holdings, Inc.+                                                                   751             6,361
Tekelec+                                                                                    20,665           342,832
Terayon Corp.+                                                                               1,877             6,419
Time Warner Telecom, Inc., Class A+                                                          1,148             7,496
Tollgrade Communications, Inc.+                                                                389             6,208
Triton PCS Holdings, Inc., Class A+                                                            632             3,470
ViaSat, Inc.+                                                                                  597            14,853

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Warwick Valley Telephone Co.                                                                   155   $         3,960
WebEx Communications, Inc.+                                                                    690            20,514
Westell Technologies, Inc., Class A+                                                         1,271             9,278
Western Wireless Corp., Class A+                                                             1,782            41,645
Wireless Facilities, Inc.+                                                                  15,483           170,468
Zhone Technologies, Inc.+                                                                    1,119             4,353
                                                                                                     ---------------
                                                                                                          23,348,884
                                                                                                     ---------------

MATERIALS -- 3.7%

CHEMICALS -- 0.9%
A. Schulman, Inc.                                                                            1,012            19,886
Aceto Corp.                                                                                  6,839           107,441
Albemarle Corp.                                                                                920            26,680
Ameron International Corp.                                                                     191             6,442
Ampco Pittsburgh Corp.                                                                         317             4,092
Arch Chemicals, Inc.                                                                           673            18,999
Cambrex Corp.                                                                                  555            14,929
Ceradyne, Inc.+                                                                                238             8,604
Crompton Corp.                                                                               3,272            20,875
Ethyl Corp.+                                                                                   419             8,300
Ferro Corp.                                                                                  1,024            26,778
FMC Corp.+                                                                                   1,085            46,460
Georgia Gulf Corp.                                                                             908            27,376
Great Lakes Chemical Corp.                                                                   1,038            24,756
H.B. Fuller Co.                                                                                921            26,193
Hercules, Inc.+                                                                              2,818            32,351
IMC Global, Inc.                                                                             3,152            45,074
Kronos Worldwide, Inc.                                                                         106             3,211
MacDermid, Inc.                                                                                727            25,583
Millennium Chemicals, Inc.                                                                   1,806            26,982
NL Industries, Inc.                                                                            211             2,933
Octel Corp.                                                                                    287             8,567
Olin Corp.                                                                                   1,956            34,915
OM Group, Inc.+                                                                                808            24,563
Omnova Solutions, Inc.+                                                                        944             4,956
PolyOne Corp.+                                                                               2,591            17,230
Quaker Chemical Corp.                                                                          226             5,740
Spartech Corp.                                                                                 784            19,522
Stepan Co.                                                                                     148             3,380
Symyx Technologies, Inc.+                                                                      665            19,046
Valhi, Inc.                                                                                    970            12,241
W.R. Grace & Co.+                                                                            1,881             5,869
Wellman, Inc.                                                                                  915             7,640

FOREST PRODUCTS -- 0.3%
Buckeye Technologies, Inc.+                                                                    766             7,936
Caraustar Industries, Inc.+                                                                    752             8,761
Chesapeake Corp.                                                                               410             9,787
Delta & Pine Land Co.                                                                        1,073            26,771
Deltic Timber Corp.                                                                            276             9,792
Glatfelter                                                                                     817             9,183
Longview Fibre Co.                                                                           1,437            16,037
Louisiana-Pacific Corp.                                                                      3,142            81,064

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

FOREST PRODUCTS (CONTINUED)
Pope & Talbot, Inc.                                                                            449   $         7,718
Potlatch Corp.                                                                                 753            30,685
Rock-Tenn Co., Class A                                                                         887            12,791
Schweitzer-Mauduit International, Inc.                                                         424            13,695
Silgan Holdings, Inc.+                                                                         374            17,103
Wausau-Mosinee Paper Corp.                                                                   1,276            17,979

METALS & MINERALS -- 2.5%
AK Steel Holding Corp.+                                                                      2,780            16,319
Allegheny Technologies, Inc.                                                                 2,517            30,456
AMCOL International Corp.                                                                      548             9,563
Apogee Enterprises, Inc.                                                                       640             7,891
Arch Coal, Inc.                                                                              1,407            44,166
Barnes Group, Inc.                                                                             352             9,817
Brush Engineered Materials, Inc.+                                                              517            10,480
Carpenter Technology Corp.                                                                     568            18,676
Century Aluminum Co.+                                                                          354             9,993
CIRCOR International, Inc.                                                                     354             8,000
Cleveland-Cliffs, Inc.+                                                                        260            17,012
Coeur D'alene Mines Corp.+                                                                  35,721           250,047
Commercial Metals Co.                                                                          709            22,575
Cooper Industries, Ltd., Class A                                                             6,900           394,542
Crown Holdings, Inc.+                                                                        4,960            46,227
Drew Industries, Inc.+                                                                         178             6,244
Gibralter Steel Corp.                                                                          394             9,684
Greif Brothers Corp., Class A                                                                  449            15,688
Hecla Mining Co.+                                                                            3,463            29,124
Hexcel Corp.+                                                                                  637             4,637
Kaydon Corp.                                                                                   747            20,565
Lennox International, Inc.                                                                   1,271            23,577
Liquidmetal Technologies+                                                                      447             1,426
LSI Industries, Inc.                                                                           744             9,047
Material Sciences Corp.+                                                                       204             2,244
Maverick Tube Corp.+                                                                         7,721           181,830
Minerals Technologies, Inc.                                                                    501            28,607
Mueller Industries, Inc.                                                                     1,059            35,995
Myers Industries, Inc.                                                                         551             6,777
NN, Inc.                                                                                       306             3,571
NS Group, Inc.+                                                                                421             5,473
Penn Engineering & Manufacturing Corp.                                                         294             4,989
Quanex Corp.                                                                                   466            19,800
Reliance Steel & Aluminum Co.                                                                  673            23,656
Royal Gold, Inc.                                                                               459             8,129
RTI International Metals, Inc.+                                                                696            11,018
Ryerson Tull, Inc.                                                                             622             8,142
Schnitzer Steel Industries, Inc.                                                             7,533           241,508
Shaw Group, Inc.+                                                                            1,854            20,097
Simpson Manufacturing Co., Inc.+                                                               429            21,000
Steel Dynamics, Inc.+                                                                        1,070            26,515
Stillwater Mining Co.+                                                                       1,495            23,471
Texas Industries, Inc.                                                                         591            21,365
Trex Co., Inc.+                                                                                214             7,299
Universal Forest Products, Inc.                                                                444            13,702

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

METALS & MINERALS (CONTINUED)
USEC, Inc.                                                                                   2,316   $        19,570
USG Corp.+                                                                                   1,044            18,260
Valmont Industries, Inc.                                                                       543            10,849
Westmoreland Coal Co.+(4)                                                                      179             3,285
Worthington Industries, Inc.                                                                 8,500           162,945
York International Corp.                                                                     1,211            47,604
                                                                                                     ---------------
                                                                                                           2,950,373
                                                                                                     ---------------

REAL ESTATE -- 2.4%

REAL ESTATE COMPANIES -- 0.2%
American Realty Investors, Inc.+                                                                56               538
Avatar Holdings, Inc.+                                                                         220             8,248
Champion Enterprises, Inc.+                                                                  1,491            15,805
Coachmen Industries, Inc.                                                                      398             6,639
Consolidated Tomoka Land Co.                                                                   167             6,199
Corrections Corp. of America+                                                                1,017            36,205
Dominion Homes, Inc.+                                                                          107             4,071
Fleetwood Enterprises, Inc.+                                                                 1,109            13,618
Jones Lang LaSalle, Inc.+                                                                      909            23,370
Lyon William Homes, Inc.+                                                                      120            11,184
Orleans Homebuilders, Inc.+                                                                     43             1,034
Price Legacy Corp.+                                                                            133             2,268
Reading International, Inc.+                                                                   396             2,713
Tejon Ranch Co.+                                                                               199             7,355
Trammell Crow Co.+                                                                           1,094            15,349
United Capital Corp.                                                                            71             1,553
Washington Group International, Inc.+                                                          724            26,506

REAL ESTATE INVESTMENT TRUSTS -- 2.2%
Acadia Realty Trust                                                                            463             6,533
Alexander's, Inc.+                                                                              57             9,120
Alexandria Real Estate Equities, Inc.                                                          548            34,524
American Home Mortgage Investment Corp.                                                        654            18,835
American Land Lease, Inc.                                                                      147             3,003
American Mortgage Acceptance Co.                                                               231             4,170
AMLI Residential Properties Trust                                                              494            13,956
Anthracite Capital, Inc.                                                                     1,613            20,533
Associated Estates Realty Corp.                                                                786             7,208
Bedford Property Investors, Inc.                                                               495            15,083
Boykin Lodging Co.                                                                             523             4,853
Brandywine Realty Trust                                                                        799            24,409
Brookfield Homes Corp.                                                                         458            16,071
BRT Realty Trust                                                                               100             2,386
Capital Automotive REIT                                                                        822            29,025
Capstead Mtg. Corp.                                                                            285             5,258
Colonial Properties Trust                                                                      502            20,482
Commercial Net Lease Realty, Inc.                                                            1,336            26,386
Cornerstone Realty Income Trust, , Inc.                                                      1,961            18,335
Corporate Office Properties Trust                                                              837            20,925
Correctional Properties Trust                                                                  298             9,178
CRIIMI MAE, Inc.+                                                                              355             3,958
EastGroup Properties, Inc.                                                                     524            18,602
Entertainment Properties Trust                                                                 583            23,851

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Equity Inns, Inc.                                                                            1,457   $        13,404
Equity One, Inc.                                                                               989            19,009
Essex Property Trust, Inc.                                                                     517            33,863
FelCor Lodging Trust, Inc.+                                                                  1,373            14,307
First Industrial Realty Trust, Inc.                                                          1,201            47,439
Gables Residential Trust                                                                       795            28,819
Getty Realty Corp.                                                                             519            13,790
Glenborough Realty Trust, Inc.                                                                 497            11,108
Glimcher Realty Trust                                                                          993            26,910
Great Lakes REIT, Inc.                                                                         401             6,207
Health Care REIT, Inc.                                                                       1,489            60,453
Heritage Property Investment Trust, Inc.                                                       628            19,531
Highwoods Properties, Inc.                                                                   1,646            43,142
Home Properties of New York, Inc.                                                              956            38,957
Impac Mtg. Holdings, Inc.                                                                    1,857            50,510
Innkeepers USA Trust                                                                           770             7,038
Investors Real Estate Trust                                                                  1,043            10,242
Keystone Property Trust                                                                        633            15,388
Kilroy Realty Corp.                                                                            744            26,412
Koger Equity, Inc.                                                                             669            15,701
Kramont Realty Trust                                                                           611            11,548
LaSalle Hotel Properties                                                                       639            15,080
Lexington Corporate Properties Trust                                                         1,040            22,662
LTC Properties, Inc.                                                                           380             6,882
Manufactured Home Communities, Inc.                                                            402            14,191
Meristar Hospitality Corp.+                                                                  2,053            14,268
MFA Mortgage Investments, Inc.                                                               1,973            19,927
Mid-America Apartment Communities, Inc.                                                        466            17,303
Mission West Properties, Inc.                                                                  429             5,684
National Health Investors, Inc.                                                                640            19,712
National Health Realty, Inc.                                                                   178             3,325
Nationwide Health Properties, Inc.                                                           1,892            42,135
Newcastle Investment Corp.                                                                     930            31,341
Novastar Financial, Inc.                                                                       633            41,746
Omega Healthcare Investors, Inc.                                                               453             4,924
Parkway Properties, Inc.                                                                       290            13,558
Pennsylvania Real Estate Investment Trust                                                      912            34,346
Post Properties, Inc.                                                                        1,006            28,973
Prentiss Properties Trust                                                                      950            35,055
PS Business Parks, Inc.                                                                        369            17,103
RAIT Investment Trust                                                                          630            18,616
Ramco-Gershenson Properties Trust                                                              298             8,404
Reckson Associates Realty Corp.                                                              1,546            43,504
Redwood Trust, Inc.                                                                            410            25,490
Saul Centers, Inc.                                                                             314             9,593
Senior Housing Properties Trust                                                              1,615            31,492
Sizeler Property Investors, Inc.                                                               331             3,853
SL Green Realty Corp.                                                                          973            46,412
Sovran Self Storage, Inc.                                                                      402            16,792
Summit Properties, Inc.                                                                        861            20,535
Sun Communities, Inc.                                                                          394            16,871
Tanger Factory Outlet Centers, Inc.                                                            270            12,236
Tarragon Reality Investments, Inc.+                                                            195             2,779

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Taubman Centers, Inc.                                                                        1,269   $        31,941
Town & Country Trust                                                                           518            14,090
Transcontinental Realty Investors, Inc.+                                                        43               624
U.S. Restaurant Properties, Inc.                                                               646            12,106
United Mobile Homes, Inc.                                                                      159             2,561
Universal Health Realty Income Trust                                                           365            12,301
Urstadt Biddle Properties, Inc.                                                                609            10,049
Ventas, Inc.                                                                                 2,247            61,748
Washington Real Estate Investment Trust                                                      1,142            37,058
Winston Hotels, Inc.                                                                           879             9,265
                                                                                                     ---------------
                                                                                                           1,889,652
                                                                                                     ---------------

UTILITIES -- 0.8%

ELECTRIC UTILITIES -- 0.4%
Allegheny Energy, Inc.+                                                                      3,844            52,701
Avista Corp.                                                                                 1,381            26,129
Black Hills Corp.                                                                              924            29,448
Central Vermont Public Service Corp.                                                           332             7,470
CH Energy Group, Inc.                                                                          478            23,465
Cleco Corp.                                                                                  1,416            26,946
CMS Energy Corp.+                                                                            4,676            41,850
El Paso Electric Co.+                                                                        1,424            19,708
Empire District Electric Co.                                                                   652            14,768
Headwaters, Inc.+                                                                              926            23,724
IDACORP, Inc.                                                                                1,102            32,950
MGE Energy, Inc.                                                                               516            15,919
PNM Resources, Inc.                                                                          1,128            33,896

GAS & PIPELINE UTILITIES -- 0.4%
American States Water Co.                                                                      444            10,834
Aquila, Inc.+                                                                                6,037            28,434
Atmos Energy Corp.                                                                           1,543            39,454
California Water Service Group                                                                 453            12,815
Cascade Natural Gas Corp.                                                                      342             7,452
Chesapeake Utilities Corp.                                                                     160             4,099
Connecticut Water Service, Inc.                                                                239             6,764
Energen Corp.                                                                                1,072            44,220
EnergySouth, Inc.                                                                              126             4,398
Laclede Group, Inc.                                                                            546            16,544
Middlesex Water Co.                                                                            428             8,860
New Jersey Resources Corp.                                                                     866            32,735
Northwest Natural Gas Co.                                                                      736            23,000
NUI Corp.                                                                                      460             7,779
Priceline Common, Inc.+                                                                        594            16,014
SEMCO Energy, Inc.                                                                           1,291             7,307
SJW Corp.                                                                                      192             6,655
Southwest Water Co.                                                                            446             6,097
                                                                                                     ---------------
                                                                                                             632,435
                                                                                                     ---------------
TOTAL COMMON STOCK (cost $68,155,174)                                                                     75,765,544
                                                                                                     ---------------

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.0%

CONSUMER DISCRETIONARY -- 0.0%

HOUSING & HOUSEHOLD DURABLES -- 0.0%
O'Sullivan Industries Holdings, Inc. 12.00% (cost $274)                                        183   $            46
                                                                                                     ---------------

WARRANTS -- 0.0%

INFORMATION TECHNOLOGY -- 0.0%

COMPUTER SOFTWARE -- 0.0%
Microstrategy, Inc. Class A Expires 06/24/2007 (cost $0)                                        18                 4
                                                                                                     ---------------

EXCHANGE-TRADED FUNDS -- 1.7%

FINANCE -- 1.7%

FINANCIAL SERVICES -- 1.7%
iShares Russell 2000 Index Fund@ (cost $1,308,944)                                          11,300         1,328,880
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $69,464,392)                                                            77,094,474
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 0.1%

U.S. GOVERNMENT OBLIGATIONS -- 0.1%
United States Treasury Bills 0.93% due 06/17/04@ (cost $49,903)                    $        50,000            49,906
                                                                                                     ---------------

REPURCHASE AGREEMENTS -- 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $807,008 and collateralized by $685,000 of United States Treasury Bonds, bearing interest at 6.13%, due 11/15/27 and having an approximate
  value of $823,713                                                                        807,000           807,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.40%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $617,007 and collateralized by $480,000 of United States Treasury Bonds, bearing interest at 7.25%, due 08/15/22 and having an approximate
  value of $632,352                                                                        617,000           617,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,424,000)                                                              1,424,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
  (cost $70,938,295)                                                        99.5%                         78,568,380
Other assets less liabilities --                                             0.5                             370,478
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $    78,938,858
                                                                           =====                     ===============

----------
+   Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
#   Security represents an investment in an affiliated company.
(1) Consists of more than one class of securities traded together as a unit.
(2) Fair valued security; see Note 2
(3) Illiquid security
(4) Company has filed Chapter 11 bankruptcy.

OPEN FUTURES CONTRACTS

    NUMBER                               EXPIRATION     VALUE AT       VALUE AS OF       UNREALIZED
 OF CONTRACTS         DESCRIPTION           DATE       TRADE DATE     MARCH 31, 2004    APPRECIATION
----------------------------------------------------------------------------------------------------
   2 Long       Russell 2000 Index        June 2004    $  570,515       $  590,600        $ 20,085

See Notes to Financial Statements

SEASONS SERIES TRUST
INTERNATIONAL EQUITY
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 89.7%

AUSTRALIA -- 3.1%

Alumina, Ltd. (Materials)                                                                    2,810   $        11,490
Amcor, Ltd. (Materials)                                                                      2,161            13,188
Amp, Ltd. (Finance)                                                                          4,549            19,537
Aristocrat Leisure, Ltd. (Information & Entertainment)                                         754             1,973
Australia & New Zealand Banking Group, Ltd. (Finance)                                        4,482            64,826
Australian Gas Light Co., Ltd. (Utilities)                                                   1,134            10,035
Australian Stock Exchange, Ltd. (Finance)                                                      253             3,196
BHP Billiton, Ltd. (Materials)                                                               9,325            87,212
BHP Steel, Ltd. (Materials)                                                                  1,890             9,083
Boral, Ltd. (Materials)                                                                      1,424             6,865
Brambles Industries, Ltd. (Industrial & Commercial)                                          2,404            10,288
Brambles Industries, PLC (Industrial & Commercial)                                           1,800             7,114
Centro Props Group (Real Estate)                                                             1,575             5,130
CFS Gandel Retail Trust (Real Estate)(1)                                                     3,231             3,599
Coca-Cola Amatil, Ltd. (Consumer Staples)                                                    1,129             5,874
Cochlear, Ltd. (Healthcare)                                                                    134             2,068
Coles Myer, Ltd. (Consumer Discretionary)                                                    2,721            16,855
Commonwealth Bank of Australia (Finance)                                                     3,139            79,740
Commonwealth Property Office Fund (Real Estate)(1)                                           3,296             2,967
Computershare, Ltd. (Information Technology)                                                 1,075             2,575
CSL, Ltd. (Healthcare)                                                                         469             7,506
CSR, Ltd. (Materials)                                                                        2,372             3,510
Deutsche Office Trust (Real Estate)(1)                                                       2,875             2,566
Foster's Group, Ltd. (Consumer Staples)                                                      5,055            16,929
Futuris Corp., Ltd. (Industrial & Commercial)                                                1,396             1,704
General Property Trust (Real Estate)(1)                                                      4,863            11,426
Harvey Norman Holding, Ltd. (Consumer Discretionary)                                         1,308             2,804
Iluka Resources, Ltd. (Materials)                                                              591             1,794
Insurance Australia Group, Ltd. (Finance)                                                    4,180            15,146
Investa Property Group (Real Estate)                                                         3,443             5,358
James Hardie Industries NV (Consumer Discretionary)                                         55,431           274,856
John Fairfax Holdings, Ltd. (Information & Entertainment)                                    2,216             5,629
Johnson Electric Holdings, Ltd. (Industrial & Commercial)                                    4,000             4,312
Leighton Holdings, Ltd. (Industrial & Commercial)                                              338             2,682
Lend Lease Corp., Ltd. (Finance)                                                               925             7,219
Lion Nathan, Ltd. (Consumer Staples)                                                           731             3,402
Macquarie Bank, Ltd. (Finance)                                                                 529            14,447
Macquarie Goodman (Real Estate)(1)                                                           3,582             4,591
Macquarie Infrastructure Group (Industrial & Commercial)                                     4,790            10,889
Mayne Nickless, Ltd. (Industrial & Commercial)                                               1,869             4,819
Mirvac Group (Real Estate)                                                                   1,711             6,069
National Australia Bank, Ltd. (Finance)                                                      3,743            88,516
Newcrest Mining, Ltd. (Energy)                                                              35,719           350,685
News Corp., Ltd. (Information & Entertainment)                                               3,392            30,482
OneSteel, Ltd. (Materials)                                                                   1,350             2,430
Orica, Ltd. (Materials)                                                                        689             7,506

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

AUSTRALIA (CONTINUED)

Origin Energy, Ltd. (Energy)                                                                 1,646   $         6,906
Pacific Dunlop, Ltd. (Consumer Discretionary)                                                  412             2,253
PaperlinX, Ltd. (Materials)                                                                  1,100             3,927
Patrick Corp., Ltd. (Industrial & Commercial)                                                1,237             4,794
Promina Group (Finance)                                                                    200,650           567,874
Publishing & Broadcasting, Ltd. (Information & Entertainment)                                  329             2,962
QBE Insurance Group, Ltd. (Finance)                                                          9,705            82,771
Rinker Group, Ltd. (Industrial & Commercial)                                                 2,355            12,486
Rio Tinto, Ltd. (Materials)                                                                    775            20,344
Santos, Ltd. (Energy)                                                                        1,452             6,757
Sonic Healthcare, Ltd. (Healthcare)                                                            596             3,669
Southcorp, Ltd. (Consumer Staples)                                                           1,570             3,809
Stockland Trust Group (Real Estate)                                                          2,922            12,594
Suncorp-Metway, Ltd. (Finance)                                                               1,327            14,354
Tab, Ltd. (Information & Entertainment)                                                      1,104             3,882
TABCORP Holdings, Ltd. (Information & Entertainment)                                         1,025             9,594
Telstra Corp., Ltd. (Information Technology)                                                 5,338            18,487
Toll Holdings, Ltd. (Finance)                                                                  552             4,093
Transurban Group (Industrial & Commercial)                                                   1,167             4,122
Wesfarmers, Ltd. (Industrial & Commercial)                                                     929            20,552
Westfield Holdings, Ltd. (Real Estate)                                                       1,054            10,710
Westfield Trust (Real Estate)(1)                                                             5,374            15,004
Westpac Banking Corp., Ltd. (Finance)                                                        4,454            59,630
WMC Resources, Ltd. (Materials)+                                                             2,811            10,979
Woodside Petroleum, Ltd. (Energy)                                                            1,160            13,893
Woolworths, Ltd. (Consumer Discretionary)                                                    2,528            22,853
                                                                                                     ---------------
                                                                                                           2,190,191
                                                                                                     ---------------

AUSTRIA -- 0.1%

Bank Austria Creditanstalt (Finance)+                                                           92             4,886
Boehler-Uddeholm AG (Materials)                                                                 18             1,466
Erste Bank der oesterreichischen Sparkassen AG (Finance)                                        75            11,229
Flughafen Wien AG (Industrial & Commercial)                                                     27             1,585
Immofinanz Immobil Anlagen AG (Real Estate)+                                                   428             3,414
Mayr-Melnhof Karton AG (Materials)                                                              11             1,381
Oesterreichische Elektrizitaetswirtschafts AG, Class A (Utilities)                              12             1,811
OMV AG (Energy)                                                                                 33             6,247
Radex Heraklith Industriebeteiligungs AG (Industrial & Commercial)+                             45               976
Telekom Austria AG (Information Technology)+                                                   683             9,823
VA Technologies AG (Industrial & Commercial)+                                                   22               991
Voestalpine AG (Materials)                                                                      53             2,411
Wienerberger AG (Industrial & Commercial)                                                      123             4,082
                                                                                                     ---------------
                                                                                                              50,302
                                                                                                     ---------------

BELGIUM -- 0.7%

AGFA Gevaert NV (Information & Entertainment)                                                  226             5,537
Barco NV (Information Technology)                                                               22             1,831
Bekaert NV (Materials)                                                                          37             2,042
Cofinimmo SA (Real Estate)                                                                      13             1,894
Colruyt NV (Consumer Discretionary)                                                          2,842           315,815
Compagnie Maritime Belge SA (Industrial & Commercial)                                            8               851
Dexia (Finance)                                                                              1,596            27,721

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

BELGIUM (CONTINUED)

Electrabel SA (Utilities)                                                                       74   $        24,106
Etablissements Delhaize Freres et Cie Le Lion (Information & Entertainment)                    184             8,527
Fortis (Finance)                                                                             2,581            54,888
Groupe Bruxelles Lambert SA (Industrial & Commercial)                                          172            10,392
Interbrew (Consumer Staples)                                                                   376            10,349
KBC Bancassurance Holding (Finance)                                                            227            13,282
Mobistar SA (Information Technology)+                                                           55             3,610
Omega Pharma SA (Healthcare)                                                                    50             2,030
S.A. D'Ieteren N.V. (Finance)                                                                    6             1,200
Solvay SA (Materials)                                                                          157            12,622
Suez SA (Materials)+                                                                           285                 3
Total Fina Elf SA (Energy)+                                                                     72                 1
UCB SA (Healthcare)                                                                            217             8,341
Union Miniere SA (Materials)                                                                    54             3,292
                                                                                                     ---------------
                                                                                                             508,334
                                                                                                     ---------------

CANADA -- 0.7%

Cott Corp. (Consumer Staples)+                                                              11,300           331,113
RONA, Inc. (Consumer Discretionary)+                                                         7,848           175,152
                                                                                                     ---------------
                                                                                                             506,265
                                                                                                     ---------------

DENMARK -- 0.2%

Bang & Olufsen A/S (Information & Entertainment)                                                50             2,650
Carlsberg A/S, Class B (Consumer Staples)                                                       50             2,246
Carlsberg A/S (Consumer Staples)(3)                                                             50                97
Coloplast A/S (Healthcare)                                                                      50             4,640
Dampskibsselskabet Svendborg A/S, Class B (Industrial & Commercial)                              3            21,399
Danisco A/S (Consumer Staples)                                                                 148             7,123
Danske Bank A/S (Finance)                                                                    1,109            25,086
DSV (Industrial & Commercial)                                                                  100             4,268
FLS Industries (Materials)+                                                                    200             2,378
GN Store Nord A/S (Information Technology)+                                                    500             3,649
Group 4 Falck A/S (Industrial & Commercial)                                                     68             1,746
H. Lundbeck A/S (Healthcare)                                                                   100             1,924
ISS A/S (Industrial & Commercial)                                                              145             7,434
Kobenhavn Lufthave (Industrial & Commercial)                                                    25             3,183
Novo Nordisk A/S, Class B (Healthcare)                                                         575            26,678
Novozymes A/S, Class B (Healthcare)                                                            254            10,296
Ostasiatiske Kompagnis Holdings (Finance)                                                       50             2,188
TDC A/S (Information Technology)                                                               315            11,494
Topdanmark A/S (Finance)+                                                                      150             9,374
Vestas Wind Systems A/S (Industrial & Commercial)                                              337             5,397
William Demant Holding (Healthcare)+                                                           200             7,133
                                                                                                     ---------------
                                                                                                             160,383
                                                                                                     ---------------

FINLAND -- 1.3%

Amer Group, Ltd. (Consumer Discretionary)                                                       50             2,397
Elisa Corp. (Information Technology)+                                                          350             5,894
Fortum Oyj (Energy)                                                                            705             7,210
KCI Konecranes Oyj (Industrial & Commercial)                                                   100             3,749
Kesko Oyj (Consumer Staples)                                                                   100             1,758

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINLAND (CONTINUED)

Kone Oyj, Class B (Industrial & Commercial)                                                     80   $         4,819
Metso Oyj (Industrial & Commercial)                                                            254             3,416
Nokia Oyj (Information Technology)@                                                         34,339           704,083
Orion-Yhtymae OY (Healthcare)                                                                  100             2,349
Outokumpu Oyj (Materials)                                                                      151             2,107
Pohjola Holding, PLC (Finance)                                                                  50             1,475
Sampo Oyj, Class A (Finance)                                                                   600             7,007
Stora Enso Oyj, Class R (Materials)                                                         11,447           144,089
TietoEnator Oyj (Information Technology)                                                       200             6,095
UPM-Kymmene Oyj (Materials)+                                                                 1,300            23,811
Uponor Oyj (Industrial & Commercial)                                                           100             3,009
Wartsila Corp., Class B (Industrial & Commercial)                                              100             2,262
                                                                                                     ---------------
                                                                                                             925,530
                                                                                                     ---------------

FRANCE -- 8.4%

Accor SA (Information & Entertainment)                                                         470            19,048
Air France (Information & Entertainment)                                                       187             3,358
Alcatel SA, Class A (Information Technology)+                                                3,035            47,903
Alstom SA (Industrial & Commercial)+                                                         2,426             5,875
Atos Origin SA (Industrial & Commercial)+                                                       91             5,934
Autoroutes du Sud de la France (Industrial & Commercial)                                       172             6,296
Aventis SA (Healthcare)                                                                      1,691           130,020
Axa (Finance)                                                                                3,513            73,326
BNP Paribas SA (Finance)                                                                     2,023           123,667
Bouygues SA (Real Estate)                                                                      499            17,175
Business Objects SA (Information Technology)+                                                  165             4,766
Cap Gemini SA (Information Technology)+                                                        278            10,604
Carrefour SA (Information & Entertainment)                                                   1,425            70,313
CNP Assurances (Finance)                                                                        86             4,969
Compagnie de Saint-Gobain (Materials)                                                          779            39,366
Credit Agricole SA (Finance)                                                                11,672           304,891
Dassault Systemes SA (Information Technology)                                                  141             5,858
Essilor International SA (Healthcare)                                                          241            14,661
Establissements Economiques du Casino Guichard-Perrachon SA
 (Information & Entertainment)                                                                  92             8,827
France Telecom SA (Information Technology)+                                                 13,056           334,142
Gecina SA (Real Estate)                                                                         66             5,184
Groupe Danone (Consumer Staples)                                                               302            49,523
Hermes International (Consumer Discretionary)                                                   23             4,693
Imerys SA (Materials)                                                                        1,369           325,967
Ipsos (Industrial & Commercial)                                                              3,250           325,398
Klepierre (Real Estate)                                                                         56             3,876
L'Air Liquide SA (Materials)                                                                   248            42,222
L'Oreal SA (Consumer Staples)@                                                               5,553           425,261
Lafarge SA (Materials)                                                                       2,843           230,130
Lagardere S.C.A. (Information & Entertainment)                                                 312            17,769
LVMH Moet Henessy Louis Vuitton SA (Consumer Staples)                                        5,942           436,791
Michelin, Class B (Consumer Discretionary)                                                     339            15,360
Neopost SA (Industrial & Commercial)                                                         6,200           333,968
Pernod-Ricard SA (Consumer Staples)                                                            131            15,942
Pierre & Vacances (Real Estate)                                                              1,100           107,566
Pinault-Printemps-Redoute SA (Consumer Discretionary)                                        2,316           242,133
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                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FRANCE (CONTINUED)

PSA Peugeot Citroen (Consumer Discretionary)                                                 7,046   $       359,097
Publicis Groupe (Information & Entertainment)                                                  243             7,369
Renault SA (Consumer Discretionary)                                                            425            29,439
Sagem SA (Industrial & Commercial)                                                              45             5,006
Sanofi-Synthelabo SA (Healthcare)                                                              911            59,520
Schneider Electric SA (Industrial & Commercial)                                                515            33,552
Societe BIC SA (Real Estate)                                                                    80             3,393
Societe Generale (Finance)                                                                     816            69,713
Societe Television Francaise 1 (Information & Entertainment)                                   294             9,339
Sodexho Alliance SA (Industrial & Commercial)                                                  236             7,186
SR Teleperformance (Industrial & Commercial)                                                11,400           256,306
STMicroelectronics NV (Information Technology)                                               1,456            34,328
Suez SA (Materials)                                                                          1,999            40,840
Technip-Coflexip SA (Energy)                                                                    47             6,355
Thales SA (Industrial & Commercial)                                                            192             7,350
Thomson SA (Consumer Discretionary)                                                            593            10,942
Total SA (Energy)@                                                                           4,198           770,963
Unibail (Real Estate)                                                                          102            10,664
Valeo SA (Consumer Discretionary)                                                              184             7,636
Veolia Environment (Utilities)                                                                 604            16,854
Vinci SA (Industrial & Commercial)                                                             167            16,033
Vivendi Universal SA (Information & Entertainment)+                                          2,267            60,109
Wanadoo (Information Technology)+                                                            1,116            11,716
Zodiac SA (Information & Entertainment)                                                      8,609           254,829
                                                                                                     ---------------
                                                                                                           5,901,321
                                                                                                     ---------------

GERMANY -- 5.2%

Adidas-Salomon AG (Consumer Discretionary)                                                     112            13,030
Allianz AG (Finance)                                                                           716            77,989
Altana AG (Healthcare)                                                                         174            10,767
AWD Holdings AG (Finance)                                                                    8,900           291,779
BASF AG (Materials)                                                                          1,348            68,485
Bayer AG (Healthcare)                                                                        1,636            39,839
Bayerische Hypo-und Vereinsbank AG (Finance)                                                   909            17,811
Bayerische Hypo-und Vereinsbank AG (HVB Group) (Finance)                                       909               827
Bayerische Motoren Werke AG (Consumer Discretionary)                                         5,789           235,473
Beiersdorf AG (Consumer Staples)                                                                42             4,471
Commerzbank AG (Finance)                                                                     1,260            21,374
Continental AG (Consumer Staples)                                                            7,886           310,398
DaimlerChrysler AG (Consumer Discretionary)                                                  2,143            89,513
Deutsche Bank AG (Finance)                                                                   1,303           108,356
Deutsche Boerse AG (Finance)                                                                 3,943           223,783
Deutsche Lufthansa AG (Information & Entertainment)                                            466             7,596
Deutsche Post AG (Industrial & Commercial)                                                   1,108            24,789
Deutsche Telekom AG (Information Technology)+                                                6,268           112,646
Douglas Holding AG (Consumer Discretionary)                                                     82             2,370
E.ON AG (Energy)                                                                             1,550           102,126
Epcos AG (Information Technology)+                                                          13,821           313,286
Fresenius Medical Care AG (Healthcare)                                                          87             5,739
Gehe AG (Healthcare)                                                                            73             3,993
HeidelbergCement AG (Materials)+                                                               111             5,014
Hypo Real Estate (Finance)+                                                                    324             9,093
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                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

GERMANY (CONTINUED)

Infineon Technologies AG (Information Technology)+                                           1,525   $        22,308
KarstadtQuelle AG (Consumer Discretionary)                                                     102             2,254
MAN AG (Industrial & Commercial)                                                               263             9,375
Marschollek, Lautenschlaeger und Partner AG (Finance)+                                         149             2,729
Medion AG (Information Technology)                                                           7,010           297,288
Merck KGaA (Healthcare)                                                                        123             5,736
Metro AG (Consumer Discretionary)                                                              363            15,546
Muenchener Rueckversicherungs-Gesellschaft AG (Finance)                                        371            41,213
Puma AG (Consumer Discretionary)                                                             2,039           449,405
RWE AG (Energy)                                                                              1,042            46,791
SAP AG (Information Technology)                                                              2,722           430,465
Schering AG (Healthcare)                                                                       415            19,645
Siemens AG (Industrial & Commercial)                                                         1,995           147,313
Suedzucker AG (Consumer Staples)                                                               131             2,467
ThyssenKrupp AG (Materials)                                                                    767            14,256
TUI AG (Information & Entertainment)                                                           309             7,046
Volkswagen AG (Consumer Discretionary)                                                         558            24,378
                                                                                                     ---------------
                                                                                                           3,638,762
                                                                                                     ---------------

GREECE -- 0.4%

Alpha Bank A.E. (Finance)                                                                    6,985           214,830
Aluminium of Greece SAIC (Materials)                                                            30               483
Coca-Cola Hellenic Bottling Co. SA (Consumer Staples)                                          180             4,589
Commercial Bank of Greece (Finance)                                                            166             3,861
Cosmote Mobile Communications SA (Information Technology)                                      210             3,278
EFG Eurobank Ergasias (Finance)                                                                477             9,581
Folli-Follie (Consumer Discretionary)                                                           50             1,524
Greek Organization of Football Prognostics (Information & Entertainment)                       390             6,597
Hellenic Duty Free Shops SA (Consumer Discretionary)                                            50             1,028
Hellenic Petroleum SA (Energy)                                                                 270             2,410
Hellenic Technodomiki Tev SA (Industrial & Commercial)                                         170               773
Hellenic Telecommunications Organization SA (Information Technology)                           628             8,831
Intracom SA (Information Technology)                                                           200             1,096
National Bank of Greece SA (Finance)                                                           478            12,692
Piraeus Bank SA (Finance)                                                                      425             4,838
Public Power Corp. (Utilities)                                                                 260             6,533
Technical Olympic SA (Industrial & Commercial)                                                 190               789
Titan Cement Co. (Materials)                                                                    80             3,538
Viohalco (Industrial & Commercial)                                                             250             1,641
                                                                                                     ---------------
                                                                                                             288,912
                                                                                                     ---------------

HONG KONG -- 3.6%

ASM Pacific Technology, Ltd. (Information Technology)                                       67,750           301,683
Bank of East Asia, Ltd. (Finance)                                                            3,400            10,275
BOC Hong Kong (Holdings), Ltd. (Finance)                                                     9,000            17,151
Cathay Pacific Airways, Ltd. (Information & Entertainment)                                   2,000             4,081
Cheung Kong (Holdings), Ltd. (Real Estate)                                                  19,000           159,091
Cheung Kong Infrastructure Holdings, Ltd. (Industrial & Commercial)                          3,000             7,180
CLP Holdings, Ltd. (Utilities)                                                               4,400            24,166
DAH Sing Financia Group (Finance)                                                           38,178           269,456
Esprit Holdings, Ltd. (Industrial & Commercial)                                            161,400           675,201
Giordano International, Ltd. (Consumer Discretionary)                                        2,000             1,251
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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HONG KONG (CONTINUED)

Hang Lung Properties, Ltd. (Real Estate)                                                     4,000   $         5,646
Hang Seng Bank, Ltd. (Finance)                                                               8,900           113,639
Henderson Land Development Co., Ltd. (Real Estate)                                           1,000             4,787
Hong Kong & China Gas Co., Ltd. (Utilities)                                                 10,392            17,736
Hong Kong Electric Holdings, Ltd. (Utilities)                                                4,000            17,606
Hong Kong Exchanges & Clearing, Ltd. (Finance)                                             139,800           298,699
Hopewell Holdings, Ltd. (Finance)                                                            1,000             1,963
Hutchison Whampoa, Ltd. (Industrial & Commercial)                                            5,300            38,087
Hysan Development Co., Ltd. (Real Estate)                                                    3,000             5,197
Li & Fung, Ltd. (Industrial & Commercial)                                                    4,000             6,108
MTR Corp. (Industrial & Commercial)                                                          4,000             6,160
New World Development Co., Ltd. (Industrial & Commercial)(3)                                 3,126             2,868
New World Development Co., Ltd. (Industrial & Commercial) Sponsored ADR                      1,250               284
PCCW, Ltd. (Information Technology)+                                                         7,923             5,287
SCMP Group, Ltd. (Industrial & Commercial)                                                   6,000             2,445
Shangri-La Asia, Ltd. (Information & Entertainment)                                          2,000             1,963
Sino Land Co., Ltd. (Real Estate)                                                          342,000           213,950
Sun Hung Kai Properties, Ltd. (Real Estate)                                                 18,000           164,577
Swire Pacific, Ltd., Class A (Industrial & Commercial)                                       2,000            13,538
Techtronic Industries Co. (Healthcare)                                                       1,000             3,227
Television Broadcasting, Ltd. (Information & Entertainment)                                  1,000             4,697
Texwinca Holdings, Ltd. (Consumer Discretionary)                                             2,000             1,540
Wharf Holdings, Ltd. (Industrial & Commercial)                                               3,000             9,047
Wing Hang Bank, Ltd. (Finance)                                                              22,000           139,464
Yue Yuen Industrial Holdings (Consumer Discretionary)                                        1,500             4,129
                                                                                                     ---------------
                                                                                                           2,552,179
                                                                                                     ---------------

INDIA -- 0.5%

ICICI Bank, Ltd. ADR (Finance)                                                              20,700           330,165
                                                                                                     ---------------

IRELAND -- 1.8%

Allied Irish Banks, PLC (Dublin) (Finance)                                                   7,354           109,745
Allied Irish Banks, PLC (London) (Finance)                                                  11,077           165,167
Anglo Irish Bank Corp. (Finance)                                                            21,089           332,341
Bank of Ireland (Dublin) (Finance)                                                           9,705           121,088
Bank of Ireland (London) (Finance)                                                           4,830            60,323
CRH, PLC (London) (Real Estate)                                                              9,702           197,975
CRH, PLC (Dublin) (Real Estate)+                                                             1,241            25,247
DCC, PLC (Industrial & Commercial)                                                             197             2,942
Elan Corp., PLC (Healthcare)+                                                                  909            18,661
Fyffes (Consumer Staples)                                                                      734             1,408
Grafton Group (Consumer Discretionary)+(U)                                                     843             6,010
Greencore Group, PLC (Consumer Staples)                                                      1,379             5,136
Icon, PLC (Industrial & Commercial)+                                                         6,500           229,645
Independent News & Media, PLC (Information & Entertainment)                                  1,298             3,143
Irish Life & Permanent, PLC (Finance)                                                          635            10,413
Kerry Group, PLC, Class A (Consumer Staples)                                                   307             5,868
Waterford Wedgewood, Ltd. (Consumer Staples)(1)                                              2,880               814
                                                                                                     ---------------
                                                                                                           1,295,926
                                                                                                     ---------------

ITALY -- 3.1%

Alleanza Assicurazioni SpA (Finance)                                                         1,157            13,099
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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ITALY (CONTINUED)

Arnoldo Mondadori Editore SpA (Information & Entertainment)                                    324   $         2,975
Assicurazione Generali SpA (Finance)                                                         2,381            60,761
Autogrill SpA (Information & Entertainment)+                                                   283             4,081
Autostrade SpA (Industrial & Commercial)+                                                      497             8,883
Banca Antonveneta SpA (Finance)                                                                574            10,633
Banca Di Roma SpA (Finance)+                                                                 3,024             7,825
Banca Fideuram SpA (Finance)                                                                   733             4,055
Banca Intesa SpA (Finance)                                                                   2,328             6,124
Banca Monte dei Paschi di Siena SpA (Finance)                                                2,748             8,023
Banca Nazionale del Lavoro (Finance)+                                                        3,817             8,657
Banca Popolare di Milano (Finance)                                                             963             5,599
Banche Popolari United (Finance)+                                                              794            12,932
Banco Popolare di Verona e Novara Scrl (Finance)                                               922            15,006
Benetton Group SpA (Consumer Discretionary)                                                    134             1,425
Bulgari SpA (Consumer Discretionary)                                                           332             3,032
Davide Campari - Milano SpA (Consumer Staples)                                               5,620           252,502
E.Biscom (Information Technology)+                                                           3,950           236,950
Enel SpA (Utilities)                                                                         6,037            48,830
Eni SpA (Energy)                                                                             6,476           130,236
Fiat SpA (Consumer Discretionary)+                                                           1,094             7,558
FinecoGroup SpA (Finance)+                                                                     351             1,945
Finmeccanica SpA (Industrial & Commercial)                                                  14,700            11,384
Gruppo Editoriale L'Espresso SpA (Information & Entertainment)                                 429             2,526
IntesaBci SpA (Finance)@                                                                   123,833           409,477
Italcementi SpA (Materials)                                                                    202             2,488
Luxottica Group SpA (Healthcare)                                                               338             5,318
Mediaset SpA (Information & Entertainment)                                                   1,470            16,317
Mediobanca SpA (Finance)                                                                     1,162            13,413
Mediolanum SpA (Finance)                                                                       633             3,898
Merloni Elettrodomestici SpA (Consumer Staples)                                             17,520           312,710
Milano Assicurazio (Finance)                                                                75,000           290,410
Parmalat Finanz SpA (Consumer Staples)                                                         841               114
Pirelli & C. SpA (Consumer Discretionary)                                                    4,551             4,442
Riunione Adriatica di Sicurtza SpA (Finance)                                                   750            13,414
Sanpaolo IMI SpA (Finance)                                                                   2,526            28,784
Seat Pagine Gialle SpA (Information & Entertainment)+                                        8,079             7,895
Snam Rete Gas (Utilities)                                                                    2,189             9,902
Snia SpA (Healthcare)                                                                            1                 0
Sorin (Healthcare)+                                                                            437             1,211
Telecom Italia Media SpA (Information & Entertainment)                                       3,062             1,461
Telecom Italia Mobile SpA (Information Technology)+                                          9,445            53,407
Telecom Italia - RNC SpA (Information Technology)+                                          20,495            64,243
Telecom Italia SpA (Information Technology)+                                                14,421            32,795
Tiscali SpA (Information Technology)+                                                          458             2,635
UniCredito Italiano SpA (Finance)                                                           10,971            52,326
                                                                                                     ---------------
                                                                                                           2,191,701
                                                                                                     ---------------

JAPAN -- 20.7%

77 Bank, Ltd. (Finance)                                                                      1,000             6,239
Acom Co., Ltd. (Finance)                                                                       180            13,130
Aderans Co., Ltd. (Consumer Discretionary)                                                     100             2,366
Advantest Corp. (Information Technology)                                                       200            16,375

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Aeon Credit Service Co., Ltd. (Finance)                                                        100   $         6,239
Aeon Mall Co., Ltd. (Real Estate)                                                            4,000           184,671
Aeon, Ltd. (Consumer Discretionary)                                                            500            21,548
Aiful Corp. (Finance)                                                                          100            10,241
Ajinomoto Co., Inc. (Consumer Staples)                                                       1,000            11,902
All Nippon Airways Co., Ltd. (Information & Entertainment)+                                  3,000            10,309
Alps Electric Co., Ltd. (Industrial & Commercial)                                            1,000            14,685
Amada Co., Ltd. (Industrial & Commercial)                                                   56,400           362,701
Aoyama Trading Co., Ltd. (Consumer Discretionary)                                              100             2,462
Ariake Japan Co., Ltd. (Consumer Staples)                                                      110             3,252
Arisawa Manufacturing Co., Ltd. (Materials)                                                  9,383           365,647
Arrk Corp. (Industrial & Commercial)                                                         3,600           159,639
Asahi Breweries, Ltd. (Consumer Staples)                                                       900            10,427
Asahi Chemical Industry Co., Inc. (Materials)                                                3,000            17,594
Asahi Glass Co., Ltd. (Materials)                                                            2,000            21,577
Asatsu-DK, Inc. (Information & Entertainment)                                                  100             3,119
Autobacs Seven Co., Ltd. (Consumer Discretionary)                                              100             2,966
Bandai Co., Ltd. (Information & Entertainment)                                                 100             2,548
Bank of Fukuoka, Ltd. (Finance)                                                              1,000             4,991
Bank of Yokohama, Ltd. (Finance)                                                             2,000            11,748
Bellsystem24, Inc. (Industrial & Commercial)                                                    10             2,582
Benesse Corp. (Industrial & Commercial)                                                        100             3,014
Bridgestone Corp. (Consumer Discretionary)                                                   2,000            31,348
Calsonic Corp. (Consumer Discretionary)                                                     39,400           323,338
Canon, Inc. (Information Technology)                                                         2,000           103,470
Capcom Co., Ltd. (Information Technology)                                                      300             2,972
Casio Computer Co., Ltd. (Information & Entertainment)                                      29,700           352,916
Central Japan Railway Co. (Industrial & Commercial)                                              2            17,776
Chiba Bank, Ltd. (Finance)                                                                   1,000             5,577
Chubu Electric Power Co., Inc. (Utilities)                                                   1,500            33,042
Chugai Pharmaceutical Co., Ltd. (Healthcare)                                                   600             9,537
Citizen Watch Co. (Consumer Discretionary)                                                   1,000             9,905
Coca Cola West Japan Co., Ltd. (Consumer Staples)                                              100             2,553
COMSYS Holdings Corp. (Industrial & Commercial)+                                             1,000             8,207
Credit Saison Co., Ltd. (Finance)                                                            8,800           264,376
CSK Corp. (Information Technology)                                                             100             4,444
Dai Nippon Printing Co., Ltd. (Industrial & Commercial)                                      2,000            33,037
Daicel Chemical Industries, Ltd. (Materials)                                                 1,000             4,559
Daido Life Insurance Co. (Finance)(2)                                                            2             8,164
Daiichi Pharmaceutical Co., Ltd. (Healthcare)                                                  600            11,633
Daimaru, Inc. (Consumer Discretionary)                                                       1,000             8,427
Dainippon Ink & Chemicals, Inc. (Materials)                                                  2,000             4,838
Dainippon Screen MFG Co., Ltd. (Industrial & Commercial)+                                    1,000             7,064
Daito Trust Construction Co., Ltd. (Real Estate)                                               200             7,794
Daiwa Bank Holdings, Inc. (Finance)+                                                        11,000            18,371
Daiwa House Industry Co., Ltd. (Consumer Discretionary)                                      1,000            12,747
Daiwa Securities Group, Inc. (Finance)                                                       2,000            16,317
Denki Kagaku Kogyo Kabushiki Kaisha (Materials)                                              2,000             7,103
Denso Corp. (Consumer Discretionary)                                                         1,200            27,298
Dentsu, Inc. (Industrial & Commercial)                                                           2             6,104
Dentsu, Inc. (Industrial & Commercial)                                                           2             5,951
Diamond City Co., Ltd. (Real Estate)                                                         5,100           172,309
Don Quijote Co., Ltd. (Consumer Discretionary)                                               5,600           370,879

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Dowa Mining Co., Ltd. (Materials)                                                            1,000   $         6,105
East Japan Railway Co. (Industrial & Commercial)                                                 8            42,002
Ebara Corp. (Industrial & Commercial)                                                        1,000             5,788
Eisai Co., Ltd. (Healthcare)                                                                   500            13,534
FamilyMart Co., Ltd. (Consumer Discretionary)                                                  100             3,071
Fanuc, Ltd. (Information Technology)                                                           300            18,803
Fast Retailing Co., Ltd. (Consumer Discretionary)                                              100             8,168
Fuji Electric Co., Ltd. (Industrial & Commercial)                                            3,000             7,803
Fuji Photo Film Co., Ltd. (Information & Entertainment)                                      1,000            31,770
Fuji Television Network, Inc. (Information & Entertainment)                                      1             2,812
Fuji Television Network, Inc. (Information & Entertainment)                                      1             2,784
Fujikura, Ltd. (Information & Entertainment)                                                 1,000             5,164
Fujisawa Pharmaceutical Co., Ltd. (Healthcare)                                                 600            14,397
Fujitsu, Ltd. (Information Technology)+                                                      4,000            25,532
Furukawa Electric Co., Ltd. (Information Technology)                                         1,000             3,887
Global Media Online, Inc. (Information Technology)                                           9,500           280,847
Goodwill Group, Inc. (Industrial & Commercial)                                                  80           301,003
Gunma Bank, Ltd. (Finance)                                                                   1,000             5,126
Gunze, Ltd. (Consumer Discretionary)                                                         1,000             5,327
Hino Motors, Ltd. (Consumer Discretionary)                                                   1,000             7,208
Hirose Electric Co., Ltd. (Utilities)                                                          100            11,105
Hitachi Cable, Ltd. (Information Technology)                                                 1,000             4,972
Hitachi Chemical Co., Ltd. (Materials)                                                         300             5,068
Hitachi Software Engineering Co., Ltd. (Information Technology)                                200             5,509
Hitachi, Ltd. (Industrial & Commercial)                                                      7,000            54,221
Hokugin Financial Group, Inc. (Finance)+                                                     2,000             3,263
Honda Motor Co., Ltd. (Consumer Discretionary)                                              11,000           506,791
House Food Corp. (Consumer Staples)                                                            200             2,726
Hoya Corp. (Healthcare)                                                                        300            29,227
Isetan Co. (Consumer Discretionary)                                                            400             6,085
Ishihara Sangyo Kaisha, Ltd. (Materials)+                                                    2,000             4,665
Ishikawajima-Harima Heavy Industries Co., Ltd. (Industrial & Commercial)                     2,000             3,129
Ito En, Ltd. (Consumer Staples)                                                                100             4,473
Ito-Yokado Co., Ltd. (Consumer Discretionary)                                                1,000            45,496
Itochu Corp. (Industrial & Commercial)                                                       3,000            13,476
Itochu Techno-Science Corp. (Information Technology)                                           100             4,482
Jafco Co., Ltd. (Finance)                                                                      100             9,761
Japan Airlines System Corp. (Information & Entertainment)                                    2,000             6,796
Japan Cash Machine Co., Ltd. (Industrial & Commercial)                                       5,060           171,443
Japan Real Estate Investment Corp. (Real Estate)                                                 2            15,933
Japan Tobacco, Inc. (Consumer Staples)                                                           2            14,609
JFE Holding, Inc. (Finance)                                                                  1,100            30,038
JGC Corp. (Materials)                                                                        1,000            11,009
Joyo Bank, Ltd. (Finance)                                                                    2,000             8,562
Kajima Corp. (Materials)                                                                     2,000             8,581
Kaken Pharmaceutical Co., Ltd. (Healthcare)                                                  1,000             5,817
Kamigumi Co., Ltd. (Finance)                                                                 1,000             7,995
Kanebo, Ltd. (Consumer Staples)+                                                             3,000             3,369
Kaneka Corp. (Materials)                                                                     1,000            10,021
Kansai Electric Power Co., Inc. (Utilities)                                                  1,600            30,239
Kao Corp. (Consumer Staples)                                                                 1,000            22,844
Katokichi Co., Ltd. (Consumer Staples)                                                         100             1,897
Kawasaki Heavy Industries, Ltd. (Industrial & Commercial)                                    3,000             4,809

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Kawasaki Kisen Kaisha, Ltd. (Industrial & Commercial)                                        1,000   $         5,183
KDDI Corp. (Utilities)                                                                          39           219,734
Keihin Electric Express Railway Co., Ltd. (Industrial & Commercial)                          1,000             6,767
Keio Electric Railway Co., Ltd. (Industrial & Commercial)                                    1,000             6,201
Kikkoman Corp. (Consumer Staples)                                                            1,000             8,312
Kinden Corp. (Utilities)                                                                     1,000             5,730
Kinki Nippon Railway Co., Ltd. (Industrial & Commercial)+                                    3,000            10,942
Kirin Brewery Co., Ltd. (Consumer Staples)                                                   1,000            10,779
Kokuyo Co., Ltd. (Consumer Discretionary)                                                      300             3,801
Komatsu, Ltd. (Industrial & Commercial)                                                      2,000            12,670
Konami Corp. (Information & Entertainment)                                                     200             5,836
Konica Corp. (Information & Entertainment)                                                  15,000           214,234
Kose Corp. (Consumer Staples)                                                                6,490           237,336
Koyo Seiko Co., Ltd. (Consumer Discretionary)                                                1,000            10,453
Kubota Corp. (Industrial & Commercial)                                                       2,000             9,522
Kuraray Co., Ltd. (Consumer Discretionary)                                                   1,000             8,581
Kurita Water Industries, Ltd. (Consumer Staples)                                               400             5,279
Kyocera Corp. (Information Technology)                                                         400            33,556
Kyowa Hakko Kogyo Co., Ltd. (Healthcare)                                                     1,000             6,613
Kyushu Electric Power Co., Inc. (Energy)                                                     1,000            18,410
Lawson, Inc. (Consumer Discretionary)                                                          100             3,830
Mabuchi Motor Co., Ltd. (Information Technology)                                               100             7,228
Marubeni Corp. (Industrial & Commercial)                                                     3,000             8,149
Marui Co., Ltd. (Consumer Discretionary)                                                       800            12,570
Matsumotokiyoshi Co., Ltd. (Consumer Discretionary)                                          9,600           282,881
Matsushita Electric Industrial Co., Ltd. (Information Technology)                            5,000            77,170
Matsushita Electric Works, Ltd. (Information Technology)                                     1,000             9,550
Meiji Seika Kaisha, Ltd. (Consumer Staples)                                                  1,000             4,617
Meitec Corp. (Information Technology)                                                          200             7,544
Millea Holdings, Inc. (Materials)                                                                3            46,648
Minebea Co., Ltd. (Industrial & Commercial)                                                  1,000             5,030
Misumi Co., Ltd. (Materials)                                                                 2,550            86,889
Misumi Corp. (Materials)                                                                     5,100           173,777
Mitsubishi Chemical Corp. (Materials)                                                        4,000            12,209
Mitsubishi Corp. (Industrial & Commercial)                                                   2,000            23,612
Mitsubishi Electric Corp. (Industrial & Commercial)                                          4,000            22,652
Mitsubishi Estate Co., Ltd. (Real Estate)                                                    2,000            27,086
Mitsubishi Gas Chemical Co., Inc. (Materials)                                                1,000             3,657
Mitsubishi Heavy Industries, Ltd. (Industrial & Commercial)                                  7,000            22,710
Mitsubishi Materials Corp. (Materials)+                                                      3,000             7,314
Mitsubishi Rayon Co., Ltd. (Materials)                                                       1,000             3,801
Mitsubishi Tokyo Financial Group, Inc. (Finance)                                                10            98,863
Mitsui & Co., Ltd. (Industrial & Commercial)                                                 3,000            26,894
Mitsui Chemicals, Inc. (Materials)                                                           1,000             6,153
Mitsui Engineering & Shipbuilding Co., Ltd. (Industrial & Commercial)                        1,000             1,900
Mitsui Fudosan Co., Ltd. (Real Estate)                                                      15,000           188,463
Mitsui Marine & Fire Insurance Co., Ltd. (Finance)                                           3,000            31,905
Mitsui Mining & Smelting Co., Ltd. (Materials)                                              77,100           335,974
Mitsui O.S.K. Lines, Ltd. (Industrial & Commercial)                                          2,000            10,289
Mitsui Trust Holdings, Inc. (Finance)+                                                       1,000             6,901
Mitsukoshi, Ltd. (Consumer Discretionary)                                                    1,000             5,500
Mitsumi Electric Co., Ltd. (Information Technology)                                            300             3,487
Mizuho Financial Group, Inc. (Finance)+                                                         15            64,501

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Murata Manufacturing Co., Ltd. (Information Technology)                                        500   $        31,722
Namco, Ltd. (Information & Entertainment)                                                      200             6,047
NEC Corp. (Industrial & Commercial)                                                          4,000            32,865
NGK Insulators, Ltd. (Industrial & Commercial)                                               1,000             8,197
NGK Spark Plug Co., Ltd. (Consumer Discretionary)                                            1,000             9,358
Nichirei Corp. (Consumer Staples)                                                            1,000             3,628
Nidec Corp. (Industrial & Commercial)                                                          100            10,385
Nikko Cordial Corp. (Finance)                                                                3,000            19,868
Nintendo Co., Ltd. (Information & Entertainment)                                               200            20,176
Nippon Building Fund, Inc. (Real Estate)                                                         2            15,069
Nippon Express Co., Ltd. (Industrial & Commercial)                                           2,000            12,401
Nippon Kayaku Co., Ltd. (Materials)                                                          1,000             5,519
Nippon Meat Packers, Inc. (Consumer Staples)                                                 1,000            11,739
Nippon Mining Holdings, Inc. (Energy)                                                        1,000             4,742
Nippon Oil Corp. (Energy)                                                                    3,000            17,162
Nippon Sanso Corp. (Materials)                                                               1,000             4,607
Nippon Sheet Glass Co., Ltd. (Industrial & Commercial)                                       1,000             3,926
Nippon Shokubai Co. (Industrial & Commercial)                                                1,000             7,832
Nippon Steel Corp. (Materials)                                                              13,000            30,321
Nippon Telegraph & Telephone Corp. (Information Technology)                                     13            73,619
Nippon Unipac Holding (Materials)                                                                2            10,654
Nippon Yusen Kabushiki Kaisha (Industrial & Commercial)                                      2,000             9,541
Nissan Chemical Industries, Ltd. (Materials)                                                 1,000             8,725
Nissan Motor Co., Ltd. (Consumer Discretionary)                                              6,100            68,210
Nisshin Seifun Group, Inc. (Consumer Staples)                                                1,000             9,771
Nisshinbo Industries, Inc. (Consumer Discretionary)                                          1,000             6,968
Nissin Food Products Co., Ltd. (Consumer Staples)                                              200             5,097
Nitori Co. (Consumer Discretionary)                                                          5,310           357,279
Nitto Denko Corp. (Materials)                                                                  300            16,471
Nomura Research Institute, Ltd. (Information Technology)                                       200            22,729
Nomura Securities Co., Ltd. (Finance)@                                                      24,000           436,531
NSK, Ltd. (Industrial & Commercial)                                                          1,000             4,924
NTN Corp. (Materials)                                                                        1,000             5,049
NTT Data Corp. (Information Technology)                                                          3            12,727
NTT DoCoMo, Inc. (Information Technology)                                                       79           174,401
Obayashi Corp. (Consumer Discretionary)                                                      1,000             5,461
OBIC Business Consultants, Ltd. (Information Technology)                                     3,000           201,852
Oji Paper Co., Ltd. (Materials)                                                              2,000            13,879
Oki Electric Industry Co., Ltd. (Information Technology)+                                    2,000             9,464
Okumura Corp. (Industrial & Commercial)                                                      1,000             5,721
Omron Corp. (Information Technology)                                                           500            12,550
Onward Kashiyama Co., Ltd. (Consumer Discretionary)                                          1,000            15,760
Oracle Corp. (Japan) (Information Technology)                                                  100             5,932
Oriental Land Co, Ltd. (Information & Entertainment)                                           100             7,103
Orix Corp. (Finance)                                                                         2,600           287,239
Osaka Gas Co., Ltd. (Utilities)                                                              5,000            14,925
Pacific Metals Co., Ltd. (Materials)+                                                       44,500           247,732
Park24 Co., Ltd. (Industrial & Commercial)                                                  11,072           354,950
Pioneer Corp. (Information & Entertainment)                                                    300             8,869
Promise Co., Ltd. (Finance)                                                                    200            13,726
QP Corp. (Consumer Staples)                                                                    200             1,730
Ricoh Co., Ltd. (Information Technology)@                                                   25,000           513,510
Rohm Co., Ltd. (Information Technology)                                                      2,900           374,939
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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Saizeriya Co. (Consumer Discretionary)                                                         100   $         1,630
Sankyo Co., Ltd. (Healthcare)                                                                  800            17,392
Sankyo Co., Ltd. (Gunma) (Information & Entertainment)                                         100             4,108
Sanyo Electric Co., Ltd. (Information Technology)                                            3,000            14,916
Sapporo Breweries, Ltd. (Consumer Staples)                                                   1,000             3,551
SECOM Co., Ltd. (Information Technology)                                                       500            21,788
SEGA Corp. (Information & Entertainment)+                                                      200             2,177
Seiko Epson Corp. (Information Technology)                                                   7,000           282,190
Seino Transportation Co., Ltd. (Industrial & Commercial)                                     1,000            10,261
Sekisui Chemical Co., Ltd. (Consumer Discretionary)                                          1,000             6,824
Sekisui House, Ltd. (Consumer Discretionary)                                                 1,000            11,259
Seven-Eleven Japan Co., Ltd. (Consumer Discretionary)                                        1,000            36,474
Sharp Corp. (Information Technology)                                                         2,000            35,687
Shimachu Co. (Consumer Staples)                                                                100             2,865
Shimamura Co., Ltd. (Consumer Discretionary)                                                   100             7,967
Shimano, Inc. (Information & Entertainment)                                                    200             4,684
Shimizu Corp. (Real Estate)                                                                  1,000             5,452
Shin-Etsu Chemical Co., Ltd. (Materials)@                                                   10,900           458,243
Shinsei Bank, Ltd. (Finance)                                                                 5,000            39,593
Shionogi & Co., Ltd. (Healthcare)                                                            1,000            17,642
Shiseido Co., Ltd. (Consumer Staples)                                                        1,000            13,015
Shizuoka Bank, Ltd. (Finance)                                                                1,000             8,610
Showa Denko K.K. (Materials)                                                                 2,000             4,569
Showa Shell Sekiyu K.K. (Energy)                                                               300             2,675
Skylark Co., Ltd. (Information & Entertainment)                                                200             4,367
Smartone Telecommunications Holdings, Ltd. (Information Technology)                          1,500             1,636
SMC Corp. (Industrial & Commercial)                                                            100            11,911
Snow Brand Milk Products Co. (Consumer Staples)+                                               500             1,603
Softbank Corp. (Information Technology)                                                        500            23,372
Sompo Japan Insurance, Inc. (Finance)                                                        2,000            21,423
Sony Corp. (Information Technology)                                                          2,100            87,882
Stanley Electric Co., Ltd. (Utilities)                                                         300             5,724
Sumitomo Bakelite Co., Ltd. (Materials)                                                      1,000             6,546
Sumitomo Chemical Co., Ltd. (Materials)                                                      2,000             9,406
Sumitomo Corp. (Industrial & Commercial)                                                     2,000            17,987
Sumitomo Electric Industries, Ltd. (Industrial & Commercial)                                 2,000            18,179
Sumitomo Heavy Industries, Ltd. (Industrial & Commercial)+                                   1,000             2,841
Sumitomo Metal Industries, Ltd. (Materials)                                                  7,000             9,339
Sumitomo Metal Mining Co., Ltd. (Materials)                                                  1,000             7,237
Sumitomo Mitsui Group, Inc. (Finance)                                                            9            66,516
Sumitomo Osaka Cement Co., Ltd. (Materials)                                                  1,000             2,544
Sumitomo Realty & Development Co., Ltd. (Real Estate)                                        1,000            12,987
Sumitomo Trust & Banking Co., Ltd. (Finance)                                                 2,000            13,303
Suzuken Co., Ltd. (Industrial & Commercial)                                                    120             3,905
Taiheiyo Cement Corp. (Materials)                                                            2,000             5,913
Taisei Corp. (Consumer Discretionary)                                                        2,000             8,447
Taiyo Yuden Co., Ltd. (Information Technology)                                               1,000            16,682
Takashimaya Co., Ltd. (Consumer Discretionary)                                               1,000            11,192
Takeda Chemical Industries, Ltd. (Healthcare)                                                2,100            93,526
Takefuji Corp. (Finance)                                                                       160            11,134
TDK Corp. (Information Technology)                                                             300            22,892
Teijin, Ltd. (Consumer Discretionary)                                                        2,000             6,738
Terumo Corp. (Healthcare)                                                                      400             8,677
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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

THK Co., Ltd. (Industrial & Commercial)                                                     13,370   $       263,717
TIS, Inc. (Industrial & Commercial)                                                            100             4,550
Tobu Railway Co., Ltd. (Industrial & Commercial)                                             2,000             8,869
Toda Construction Co.. (Information & Entertainment)                                         1,000             3,983
Toho Co., Ltd. (Information & Entertainment)                                                   400             6,565
Tohoku Electric Power Co., Inc. (Utilities)                                                  1,000            17,469
Tokyo Broadcasting, Inc. (Information & Entertainment)                                         100             2,006
Tokyo Electric Power Co., Inc. (Utilities)                                                   2,800            63,291
Tokyo Electron, Ltd. (Information Technology)                                                  300            20,012
Tokyo Gas Co., Ltd. (Energy)                                                                 6,000            22,690
Tokyu Corp. (Industrial & Commercial)                                                        2,000            12,516
Tokyu Land Corp (Real Estate)                                                               71,000           243,288
TonenGeneral Sekiyu K.K. (Energy)                                                            1,000             8,725
Toppan Printing Co., Ltd. (Industrial & Commercial)                                          2,000            25,743
Toray Industries, Inc. (Consumer Discretionary)                                              2,000             9,272
Toshiba Corp. (Information Technology)                                                       6,000            27,182
Tosoh Corp. (Materials)                                                                      1,000             3,983
Toto, Ltd. (Consumer Staples)                                                                1,000            11,220
Toyo Seikan Kaisha, Ltd. (Materials)                                                         1,000            19,868
Toyobo Co., Ltd. (Materials)                                                                 3,000             7,228
Toyoda Gosei Co., Ltd. (Consumer Discretionary)                                                100             2,668
Toyota Industries Corp. (Industrial & Commercial)                                              500            11,878
Toyota Motor Corp. (Consumer Discretionary)                                                  6,700           249,518
Trend Micro, Inc. (Information Technology)                                                     500            17,277
Ube Industries, Ltd. (Materials)                                                             2,000             3,340
UFJ Holdings, Inc. (Finance)+                                                                    9            57,187
Uni-Charm Corp. (Consumer Staples)                                                             100             4,780
UNY Co., Ltd. (Consumer Discretionary)                                                       1,000            13,044
Ushio, Inc. (Information Technology)                                                         1,000            18,477
USS Co., Ltd. (Consumer Discretionary)                                                       3,040           252,689
West Japan Railway Co. (Industrial & Commercial)                                                 2             8,005
World Co., Ltd. (Consumer Discretionary)                                                       100             3,638
Yakult Honsha Co. (Consumer Staples)                                                         1,000            15,904
Yamada Denki Co., Ltd. (Consumer Discretionary)                                                200             7,813
Yamaha Corp. (Information & Entertainment)                                                     300             5,601
Yamaha Motor Co. (Consumer Discretionary)                                                   24,550           337,199
Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)                                               700            24,053
Yamato Transport Co., Ltd. (Industrial & Commercial)                                         6,000           100,667
Yamazaki Baking Co., Ltd. (Industrial & Commercial)                                          1,000             9,742
Yokogawa Electric Corp. (Utilities)                                                          1,000            14,820
                                                                                                     ---------------
                                                                                                          14,534,823
                                                                                                     ---------------

LUXEMBOURG -- 0.4%

Arcelor (Materials)                                                                            861            15,622
Gemplus International SA (Information Technology)+                                          88,100           197,100
Oriflame International SA (Consumer Discretionary)                                           1,200            33,784
                                                                                                     ---------------
                                                                                                             246,506
                                                                                                     ---------------

NETHERLANDS -- 3.2%

ABN AMRO Holdings NV (Finance)                                                               3,882            86,611
Aegon NV (Finance)                                                                           3,391            43,351
Akzo Nobel NV (Healthcare)                                                                     676            24,821

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

NETHERLANDS (CONTINUED)

ASML Holding NV (Information Technology)+                                                   16,050   $       294,166
Corio NV (Real Estate)                                                                         108             4,774
DSM NV (Materials)                                                                             200             8,932
Euronext NV (Finance)                                                                          228             6,797
Europeon Aeronautic Defense & Space Co. (Industrial & Commercial)                           12,316           265,697
Hagemeyer NV (Consumer Discretionary)                                                        1,199             2,506
Heineken NV (Consumer Staples)                                                                 487            19,516
IHC Caland NV (Industrial & Commercial)                                                         76             3,917
ING Groep NV (Finance)                                                                      25,570           562,003
Koninklijke (Royal) KPN NV (Information Technology)+                                         5,268            41,121
Koninklijke (Royal) Philips Electronics NV (Information Technology)                          3,275            94,727
Koninklijke Ahold NV (Consumer Staples)+                                                     2,703            22,129
Koninklijke Numico NV (Consumer Staples)+                                                      372            10,975
Norsk Hydro ASA, Class B (Materials)                                                           353            22,232
Oce NV (Industrial & Commercial)                                                               196             3,342
Orkla ASA (Consumer Staples)                                                                   471            13,527
Qiagen NV (Healthcare)+                                                                        300             3,928
Reed Elsevier NV (Information & Entertainment)                                               1,562            20,622
Rodamco Europe NV (Finance)                                                                    112             7,145
Royal Dutch Petroleum Co. (Energy)@                                                          5,185           246,342
Storebrand ASA (Finance)+                                                                      700             4,296
TPG NV (Industrial & Commercial)                                                               836            17,593
Unilever NV (Consumer Staples)                                                               1,422            98,150
Vedior NV (Industrial & Commercial)                                                            225             3,269
Vendex NV (Consumer Discretionary)                                                             227             4,370
VNU NV (Information & Entertainment)                                                        10,999           315,028
Wereldhave NV (Real Estate)                                                                     49             3,985
Wolters Kluwer NV (Information & Entertainment)                                                690            11,798
                                                                                                     ---------------
                                                                                                           2,267,670
                                                                                                     ---------------

NEW ZEALAND -- 0.1%

Auckland International Airport, Ltd. (Industrial & Commercial)                                 605             2,668
Carter Holt Harvey, Ltd. (Materials)                                                         2,168             3,187
Contact Energy, Ltd. (Utilities)                                                               717             2,666
Fisher & Paykel Appliances Holdings, Ltd. (Consumer Discretionary)                             585             1,685
Fisher & Paykel Healthcare Corp. (Healthcare)                                                  231             1,836
Fletcher Building, Ltd. (Consumer Discretionary)                                             1,082             3,189
Independent Newpapers, Ltd. (Information & Entertainment)                                      329             1,061
NGC Holdings, Ltd. (Utilities)                                                                 330               518
Sky City Entertainment, Ltd. (Information & Entertainment)                                   1,004             2,952
Sky Network Television, Ltd. (Information Technology)+                                         241               842
Telecom Corp. of New Zealand, Ltd. (Information Technology)                                  4,782            18,482
Tenon, Ltd. (Materials)+                                                                       215               242
Tower, Ltd. (Finance)+                                                                         910               932
Warehouse Group (Consumer Discretionary)                                                       336               961
                                                                                                     ---------------
                                                                                                              41,221
                                                                                                     ---------------

NORWAY -- 0.5%

AKer Kvaerner (Energy)+                                                                        100             1,866
Den Norke Bank ASA (Finance)                                                                 1,754            11,507
Frontline, Ltd. (Industrial & Commercial)                                                      100             2,843
Norske Skogindustrier ASA, Class A (Materials)                                                 320             6,205

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

NORWAY (CONTINUED)

Schibsted ASA (Information & Entertainment)                                                    100   $         1,822
Smedvig ASA (Energy)                                                                           200             1,852
Statoil ASA (Energy)                                                                         1,026            12,527
Tanderg ASA (Information Technology)+                                                          300             2,876
Telenor ASA (Information Technology)                                                        44,043           305,640
Tomra Systems ASA (Industrial & Commercial)                                                    400             2,029
Yara International ASA (Materials)+                                                            353             2,563
                                                                                                     ---------------
                                                                                                             351,730
                                                                                                     ---------------

PORTUGAL -- 0.1%

Banco Comercial Portugues SA (Finance)+                                                      4,867            12,025
Banco Espirito Santo SA (Finance)                                                              262             4,525
BPI-SGPS SA (Finance)                                                                          947             3,714
Brisa-Auto Estradas de Portugal SA (Industrial & Commercial)                                   668             4,557
Cimpor Cimentos De Portugal SA (Materials)                                                     420             2,168
Electricidade de Portugal SA (Utilities)                                                     4,485            12,680
Jeronimo Martins, SGPS, SA (Consumer Staples)+                                                  71               772
Portugal Telecom SGPS, SA (Information Technology)                                           2,340            26,176
PT Multimedia Servicos (Information Technology)+                                               118             2,612
Sonae SGPS SA (Consumer Discretionary)+                                                      2,486             2,842
                                                                                                     ---------------
                                                                                                              72,071
                                                                                                     ---------------

RUSSIA -- 1.6%

Mobile Telesystems ADR (Information Technology)                                              2,000           263,000
Vimpel-Communication Sponsored ADR (Information Technology)+                                 3,980           413,880
YUKOS ADR (Energy)                                                                           7,653           464,537
                                                                                                     ---------------
                                                                                                           1,141,417
                                                                                                     ---------------

SINGAPORE -- 2.3%

Allgreen Properties, Ltd. (Real Estate)                                                      3,000             1,899
Altadis SA (Consumer Staples)                                                                  686            20,787
Banco Bilbao Vizcaya SA (Finance)                                                           24,210           320,517
Capitaland, Ltd. (Real Estate)                                                               4,000             4,014
Chartered Semiconductors Manufacturing, Ltd. (Information Technology)+                       2,000             1,887
City Developments, Ltd. (Real Estate)                                                        1,000             3,644
Comfortdelgro Corp., Ltd. (Industrial & Commercial)                                          4,000             2,819
Creative Technology, Ltd. (Information Technology)                                             100             1,093
Datacraft Asia, Ltd. (Information Technology)+                                               2,000             2,580
DBS Group Holdings, Ltd. (Finance)                                                           2,163            18,604
Endesa SA (Utilities)                                                                        2,240            40,752
Fraser And Neave, Ltd. (Consumer Staples)                                                    1,000             8,721
Haw Parnership Corp., Ltd. (Industrial & Commercial)                                         1,040             3,044
Iberdrola SA (Utilities)                                                                     1,907            39,382
Keppel Corp., Ltd. (Industrial & Commercial)                                                 1,000             4,360
Keppel Land, Ltd. (Real Estate)                                                             98,000           109,461
Neptune Orient Lines, Ltd. (Industrial & Commercial)+                                      198,956           260,252
Oversea-Chinese Banking Corp., Ltd. (Finance)                                                2,050            15,061
Overseas Union Enterprise, Ltd. (Information & Entertainment)                                1,000             3,912
Parkway Holdings, Ltd. (Healthcare)                                                          1,000               657
SembCorp Industries, Ltd. (Industrial & Commercial)                                          3,000             2,760
SembCorp Logistics, Ltd. (Industrial & Commercial)                                           1,000             1,177

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

SINGAPORE (CONTINUED)

SembCorp Marine, Ltd. (Industrial & Commercial)                                              3,000   $         1,729
Singapore Airlines, Ltd. (Information & Entertainment)                                       1,000             6,570
Singapore Exchange, Ltd. (Finance)                                                           3,000             2,975
Singapore Land, Ltd. (Real Estate)                                                           1,000             2,353
Singapore Post, Ltd. (Industrial & Commercial)                                               3,000             1,398
Singapore Press Holdings, Ltd. (Information & Entertainment)                                 1,000            11,289
Singapore Technologies Engineering, Ltd. (Industrial & Commercial)                           3,000             3,745
Singapore Telecommunications, Ltd. (Information Technology)                                 15,000            20,876
SMRT Corp. (Industrial & Commercial)                                                         3,000             1,075
ST Assembly Test Services, Ltd. (Information Technology)+                                    1,000             1,039
United Overseas Bank, Ltd. (Finance)                                                        26,000           208,099
United Overseas Land, Ltd. (Real Estate)                                                     1,000             1,147
Venture Manufacturing, Ltd. (Information Technology)                                        28,265           325,836
Want Want Holdings, Ltd. (Consumer Staples)                                                100,000           127,000
                                                                                                     ---------------
                                                                                                           1,582,514
                                                                                                     ---------------

SOUTH KOREA -- 1.6%

Electrolux AB, Series B (Consumer Discretionary)                                               740            15,098
Hana Bank GDR (Finance)*+                                                                    4,956           102,669
Hyundai Motor Co. GDR (Consumer Discretionary)*+(3)                                         19,007           497,033
NHN Corp (Information Technology)                                                            3,300           242,653
Samsung Electronics Co., Ltd. GDR (Information Technology)                                     600           148,500
Samsung Electronics Co., Ltd. GDR (Information Technology)*+(3)                                300            74,250
                                                                                                     ---------------
                                                                                                           1,080,203
                                                                                                     ---------------

SPAIN -- 3.7%

Acciona SA (Industrial & Commercial)                                                            71             4,368
Acerinox SA (Materials)                                                                        122             5,973
ACS Actividades de Construccion y Servicios SA (Real Estate)                                 3,673           179,698
Amadeus Global Travel Distrubution SA, Class A (Information & Entertainment)                   807             4,573
Antena 3 Television (Information & Entertainment)+                                              43             1,982
Autopistas, Concesionaria Espanda SA (Industrial & Commercial)                                 545             8,991
Banco Popular Espanol SA (Finance)                                                             396            23,181
Banco Santander Central Hispano SA (Finance)                                                10,684           116,230
Corporacion Mapfre SA Sponsored ADR (Finance)                                               18,543           222,925
Corporacion Mapfre SA (Finance)+                                                            18,543             7,294
Empresa Nacional Celulosas SA (Materials)                                                    6,000           164,474
Fomento de Construcciones y Contratas SA (Consumer Discretionary)                              130             4,725
Gas Natural SDG, SA (Utilities)                                                                501            12,496
Grupo Ferrovial SA (Industrial & Commercial)                                                 7,766           315,507
Iberia Lineas Aereas de Espana SA (Information & Entertainment)                            102,558           334,084
Indra Sistemas SA (Information Technology)                                                  23,813           310,870
Industria de Diseno Textil SA (Inditex) (Consumer Discretionary)                             4,763           110,072
NH Hoteles SA (Information & Entertainment)+                                                   204             2,152
Promotora De Informaciones SA (Information & Entertainment)                                    191             3,395
Prosegur, Compania de Securidad SA (Industrial & Commercial)                                15,200           244,021
Repsol YPF SA (Energy)                                                                       2,279            47,233
Sociedad General de Aguas de Barcelona SA (Utilities)                                          144             2,264
Telefonia Publicidad Informacion SA (Information & Entertainment)                              412             2,958
Telefonica SA (Information Technology)                                                      31,655           479,006
Union Fenosa SA (Energy)                                                                       492            10,318

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
                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

SPAIN (CONTINUED)

Vallehermoso SA (Real Estate)                                                                  245   $         4,005
Zeltia SA (Healthcare)                                                                         374             2,519
                                                                                                     ---------------
                                                                                                           2,625,314
                                                                                                     ---------------

SWEDEN -- 1.8%

Alfa Laval AB (Industrial & Commercial)                                                        300             3,955
Assa Abloy AB, Class B (Industrial & Commercial)                                               600             7,313
Atlas Copco AB, Class A (Industrial & Commercial)                                              252             8,948
Atlas Copco AB, Class B (Industrial & Commercial)                                              100             3,259
Axfood AB (Consumer Staples)                                                                   100             2,312
Billerud AB (Materials)                                                                        200             3,153
Castellum AB (Industrial & Commercial)+                                                        200             4,769
Drott AB, Class B (Real Estate)(2)                                                             300             4,432
Eniro AB (Information & Entertainment)(2)                                                      400             3,418
Fabege AB, Class B (Real Estate)+                                                              300             1,108
Gambro AB, Class A (Healthcare)                                                                700             5,286
Gambro AB, Class B (Healthcare)                                                                700             5,240
Getinge AB (Healthcare)                                                                     29,700           318,720
Hennes & Mauritz AB, Class B (Consumer Discretionary)                                        1,150            30,929
Hoganas AG (Utilities)                                                                         100             2,219
Holmen AB, Class B (Materials)                                                                 100             2,809
Modern Times Group, B Shares (Information & Entertainment)+                                    181             3,369
Nobel Biocare Holding AG (Healthcare)                                                           50             6,836
Nordea AB (Finance)                                                                          5,700            38,891
OM AB (Finance)+                                                                               200             2,795
Sandvik AB (Industrial & Commercial)                                                           500            15,931
Sas AB (Information & Entertainment)+                                                          200             1,749
Securitas AB, Class B (Industrial & Commercial)                                                692             9,993
Skandia Forsakrings AB (Finance)                                                            74,856           295,536
Skandinaviska Enskilda Banken, Class A (Finance)                                             1,000            14,640
Skanska AB, Class B (Real Estate)                                                              616             5,223
SKF AB, Class A (Materials)                                                                    100             3,617
SKF AB, Class B (Materials)+                                                                   169             6,112
SSAB Svenskt Stal AB, Series A (Materials)                                                     200             3,511
SSAB Svenskt Stal AB, Series B (Materials)                                                     200             3,352
Svenska Cellulosa AB, Class B (Materials)                                                      433            17,296
Svenska Handelsbanken AB, Class A (Finance)                                                  1,373            25,921
Svenska Handelsbanken AB, Series B (Finance)                                                   234             4,387
Swedish Match Co. (Consumer Staples)                                                           500             5,101
Tele2 AB, Class B (Information Technology)+                                                    200             9,195
Telefonaktiebolaget LM Ericsson, Class B (Information Technology)+                         131,578           364,332
Telia AB (Information Technology)                                                            3,959            17,099
Trelleborg AB, Class B (Industrial & Commercial)                                               200             3,630
Volvo AB, Class A (Consumer Discretionary)                                                     200             6,386
Volvo AB, Class B (Consumer Discretionary)                                                     470            15,474
WM-data AB, Class B (Information Technology)+                                                1,000             2,517
                                                                                                     ---------------
                                                                                                           1,290,763
                                                                                                     ---------------

SWITZERLAND -- 6.5%

ABB, Ltd. (Industrial & Commercial)+                                                         4,314            25,430
Actelion NV (Healthcare)+                                                                    2,900           313,514
Adecco SA (Industrial & Commercial)                                                            324            17,897

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

SWITZERLAND (CONTINUED)

Ciba Specialty Chemicals AG (Materials)+                                                       170   $        11,597
Clariant AG (Materials)+                                                                       343             4,845
Compagnie Financiere Richemont AG, Class A (Consumer Discretionary)(1)                       1,298            34,876
Credit Suisse Group (Finance)                                                               12,351           427,863
Geberit AG (Consumer Discretionary)                                                            608           333,926
Givaudan SA (Materials)                                                                         16             8,169
Holcim, Ltd. (Materials)                                                                       376            20,102
Kudelski SA (Information Technology)+                                                           81             2,617
Kuoni Reisen Holdings (Information & Entertainment)                                              7             2,555
Logitech International SA (Information Technology)+                                            107             4,851
Lonza Group AG (Materials)                                                                      93             4,744
Nestle SA (Consumer Staples)@                                                                2,731           696,084
Nobel Biocare Holding AG (Healthcare)                                                        2,500           343,263
Novartis AG (Healthcare)@                                                                   21,864           928,217
Roche Holdings AG-Bearer (Healthcare)                                                           79            10,582
Roche Holdings AG-Genusschein (Healthcare)                                                   1,748           170,696
Schindler Holding AG (Industrial & Commercial)                                                  14             4,077
Serono SA, Class B (Healthcare)                                                                 17            10,490
SEZ Holding AG (Industrial & Commercial)+                                                    4,300           150,657
Societe Generale Surveillance Holdings SA (Industrial & Commercial)                             10             5,547
Sulzer AG (Industrial & Commercial)                                                              8             1,989
Swatch Group AG (Consumer Discretionary)                                                       137             3,584
Swatch Group AG, Class B (Consumer Discretionary)                                               82            10,644
Swiss Re (Finance)                                                                             801            55,180
Swisscom AG (Information Technology)                                                            65            21,338
Syngenta AG (Materials)                                                                      2,481           180,899
Synthes-Stratec, Inc. (Healthcare)                                                              10            10,251
UBS AG (Finance)                                                                             2,937           218,088
Unaxis Holding AG (Information Technology)                                                      25             3,349
Valora Holdings AG (Consumer Discretionary)                                                      9             2,226
Zurich Financial Services AG (Finance)+@                                                     3,444           542,860
                                                                                                     ---------------
                                                                                                           4,583,007
                                                                                                     ---------------

TAIWAN -- 0.3%

Hon Hai Precision Industry Co., Ltd. GDR (Information Technology)                           23,700           232,260
                                                                                                     ---------------

THAILAND -- 0.2%

Krung Thai Bank, PCL (Finance)+                                                            557,300           127,805
                                                                                                     ---------------

UNITED KINGDOM -- 17.6%

3i Group, PLC (Industrial & Commercial)                                                      1,520            17,596
Aegis Group, PLC (Information & Entertainment)                                             182,967           326,640
Aggreko, PLC (Industrial & Commercial)                                                         632             1,727
Alliance Unichem, PLC (Healthcare)                                                             612             6,539
AMEC, PLC (Real Estate)                                                                        743             4,243
Amersham, PLC (Healthcare)                                                                   1,746            25,740
Amvescap, PLC (Finance)                                                                      1,684            12,413
ARM Holdings, PLC (Information Technology)+                                                  2,545             5,574
Associated British Ports Holdings, PLC (Industrial & Commercial)                               815             7,200
AstraZeneca Group, PLC (Healthcare)                                                          4,232           196,511
Aviva, PLC (Finance)                                                                         5,617            54,584

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UNITED KINGDOM (CONTINUED)

AWG, PLC (Industrial & Commercial)                                                           3,220   $             6
BAA, PLC (Industrial & Commercial)                                                          14,081           133,464
BAE Systems, PLC (Industrial & Commercial)                                                   7,615            28,170
Balfour Beatty, PLC (Real Estate)                                                            1,038             4,957
Barclays, PLC (Finance)                                                                     16,281           143,604
Barratt Developments, PLC (Real Estate)                                                        595             6,811
BBA Group, PLC (Consumer Discretionary)                                                      1,127             5,284
Berkeley Group, PLC (Real Estate)                                                           16,872           326,668
BG Group, PLC (Utilities)                                                                    8,786            52,594
BHP Billiton, PLC (Materials)                                                                6,144            56,086
BOC Group, PLC (Materials)                                                                   1,237            20,501
Boots Group, PLC (Consumer Discretionary)                                                    1,963            22,381
BP Amoco, PLC (Energy)                                                                      55,010           461,669
BPB Industries, PLC (Materials)                                                              1,229             8,041
British Airways, PLC (Information & Entertainment)+                                          1,334             6,789
British American Tobacco, PLC (Consumer Staples)                                             3,924            59,112
British Land Co., PLC (Real Estate)                                                          1,214            14,579
British Sky Broadcasting Group, PLC (Information & Entertainment)+                          24,192           302,097
BT Group, PLC (Information Technology)                                                      21,582            70,305
Bunzl, PLC (Consumer Discretionary)                                                          1,128             9,378
Cable & Wireless, PLC (Information Technology)+                                              5,932            14,166
Cadbury Schweppes, PLC (Consumer Staples)                                                    5,131            40,512
Capita Group, PLC (Industrial & Commercial)                                                  1,661             9,538
Carnival, PLC (Information & Entertainment)                                                 10,397           487,756
Cattles, PLC (Finance)                                                                      33,615           209,110
Celltech Group, PLC (Healthcare)+                                                              690             5,911
Centrica, PLC (Utilities)                                                                   10,616            44,596
Close Brothers Group, PLC (Finance)                                                         20,708           304,897
Cobham PLC (Information & Entertainment)                                                       275             6,878
Compass Group, PLC (Consumer Staples)                                                        5,414            35,722
Corus Group, PLC (Materials)+                                                               11,031             8,375
Daily Mail & General Trust (Information & Entertainment)                                       759             9,192
Davis Service Group (Industrial & Commercial)                                                  498             3,400
De La Rue, PLC (Industrial & Commercial)                                                       452             2,606
Diageo, PLC (Consumer Staples)                                                              23,776           310,248
Dixons Group, PLC (Consumer Discretionary)                                                   4,846            13,735
Electrocomponents, PLC (Information Technology)                                              1,082             6,801
EMAP, PLC (Information & Entertainment)                                                        637            10,164
EMI Group, PLC (Information & Entertainment)                                                 1,962            10,020
Enterprise Inns, PLC (Consumer Discretionary)                                                  843             9,487
Exel, PLC (Industrial & Commercial)                                                         14,909           193,173
FirstGroup, PLC (Information & Entertainment)                                                1,016             5,016
FKI, PLC (Industrial & Commercial)                                                           1,446             2,954
Friends Provident, PLC (Finance)                                                             4,074            10,891
George Wimpey, PLC (Consumer Discretionary)                                                    952             7,665
GKN, PLC (Consumer Discretionary)                                                            1,826             8,091
GlaxoSmithKline, PLC (Healthcare)@                                                          43,513           855,292
Great Portland Estates, PLC (Real Estate)                                                      404             1,928
GUS, PLC (Consumer Discretionary)                                                            2,517            34,697
Hammerson, PLC (Real Estate)                                                                   687             8,598
Hanson, PLC (Materials)                                                                      1,838            14,140
Hays, PLC (Industrial & Commercial)                                                          4,101             9,397
HBOS, PLC (Finance)                                                                         36,043           489,555
Hill William, PLC (Information & Entertainment)                                             33,648           321,559

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UNITED KINGDOM (CONTINUED)

Hilton Group, PLC (Information & Entertainment)                                              3,928   $        16,410
HSBC Holdings, PLC (London) (Finance)                                                       27,251           405,747
ICAP, PLC (Finance)                                                                         53,000           278,000
IMI, PLC (Industrial & Commercial)                                                             876             5,736
Imperial Chemical Industries, PLC (Materials)                                                2,964            12,315
Imperial Tobacco Group, PLC (Consumer Staples)                                               1,814            39,596
Invensys, PLC (Industrial & Commercial)+                                                    14,149             5,078
ITV, PLC (Information & Entertainment)+                                                      9,446            23,165
ITV, PLC (Convertible Shares) (Information & Entertainment)+                                   276               389
J. Sainsbury, PLC (Consumer Discretionary)                                                   3,616            17,353
Johnson Matthey, PLC (Industrial & Commercial)                                                 546             8,838
Kesa Electricals, PLC (Utilities)                                                            1,317             6,520
Kidde, PLC (Industrial & Commercial)                                                         2,067             3,899
Kingfisher, PLC (Finance)                                                                    5,766            30,616
Kingston Communications (Hull), PLC (Information Technology)+                              117,300           146,802
Land Securities Group, PLC (Real Estate)                                                     1,159            23,251
Legal & General Group, PLC (Finance)                                                        16,181            28,217
Liberty International, PLC (Finance)                                                           624             8,809
Linde AG (Industrial & Commercial)                                                             207            10,964
Lloyds TSB Group, PLC (Finance)                                                             13,916           105,904
Logica, PLC (Information Technology)                                                         1,864             8,791
Man Group, PLC (Finance)                                                                    10,544           339,406
Marks & Spencer Group, PLC (Consumer Discretionary)                                          5,627            28,842
MFI Furniture Group, PLC (Consumer Staples)                                                  1,523             4,120
Michael Page International (Industrial & Commercial)                                        78,850           267,020
Misys, PLC (Information Technology)                                                          1,388             5,256
Mitchells & Butler, PLC (Consumer Discretionary)                                             1,299             6,240
mm02, PLC (Information Technology)+                                                        104,309           192,935
National Grid Group, PLC (Utilities)                                                         7,659            60,613
National Power, PLC (Utilities)+                                                             2,766             7,483
Next Group (Consumer Discretionary)                                                         12,985           341,745
Novar, PLC (Industrial & Commercial)                                                         1,078             2,639
Pearson, PLC (Information & Entertainment)                                                   1,995            22,709
Peninsular & Oriental Steam Navigation Co. (Industrial & Commercial)                         1,833             7,557
Persimmon, PLC (Real Estate)                                                                   669             8,508
Pilkington, PLC (Consumer Discretionary)                                                     2,536             4,177
Premier Farnell, PLC (Information Technology)                                               69,700           313,002
Provident Financial, PLC (Finance)                                                             632             8,503
Prudential, PLC (Finance)                                                                   37,100           305,556
Quintus Corp. (Information Technology)                                                       1,835            16,785
Railtrack Group, PLC (Industrial & Commercial)+(2)(3)                                          207               206
Rank Group, PLC (Information & Entertainment)                                                1,477             9,106
Reckitt Benckiser, PLC (Consumer Staples)                                                    7,480           185,160
Reed Elsevier, PLC (Information & Entertainment)                                             3,156            27,968
Rentokil Initial, PLC (Industrial & Commercial)                                              4,565            15,312
Reuters Group, PLC (Information & Entertainment)                                             3,565            25,392
Rexam, PLC (Materials)                                                                       1,363            11,050
Rio Tinto, PLC (Materials)                                                                   2,655            65,575
RMC Group, PLC (Materials)                                                                     661             7,658
Rolls Royce Group, PLC (Industrial & Commercial)                                             3,732            15,454
Royal & Sun Alliance Insurance Group, PLC (Finance)                                          7,167            10,816
Royal Bank of Scotland Group, PLC (Finance)                                                  6,981           213,023

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UNITED KINGDOM (CONTINUED)

Ryanair Holdings, PLC ADR (Information & Entertainment)+                                       167   $         5,710
SABMiller, PLC (Consumer Staples)                                                            1,989            22,916
Sage Group, PLC (Information Technology)                                                     3,024            10,032
Schroders, PLC (Finance)                                                                       310             3,937
Scottish & Newcastle, PLC (Consumer Staples)                                                 1,993            15,241
Scottish and Southern Energy, PLC (Energy)                                                   2,135            27,014
Scottish Power, PLC (Energy)                                                                 4,622            32,389
Securicor, PLC (Industrial & Commercial)                                                     1,314             2,938
Serco Group, PLC (Industrial & Commercial)                                                   1,081             4,337
Severn Trent (Utilities)                                                                       858            12,017
Shell Transport & Trading Co., PLC (Energy)                                                 24,063           157,439
Signet Group (Consumer Discretionary)                                                        4,274             8,653
Slough Estates, PLC (Real Estate)                                                            1,044             8,598
Smith & Nephew, PLC (Healthcare)                                                             2,310            22,766
Smiths Group, PLC (Industrial & Commercial)                                                  1,393            16,434
SSL International, PLC (Healthcare)                                                            472             2,628
Stagecoach Holdings, PLC (Industrial & Commercial)                                           2,628             3,809
Tate & Lyle, PLC (Consumer Staples)                                                          1,021             5,586
Taylor Woodrow, PLC (Real Estate)                                                            1,478             8,065
Tesco, PLC (Consumer Discretionary)                                                         18,988            85,881
Tomkins, PLC (Industrial & Commercial)                                                       1,923             9,308
Unilever, PLC (Consumer Staples)                                                             6,884            68,226
United Business Media, PLC (Information & Entertainment)                                       835             7,607
United Utilities, PLC (Utilities)                                                            1,386            13,239
United Utilities, PLC Class A (Utilities)                                                      769             4,525
Vodafone Group, PLC (Information Technology)@                                              545,532         1,292,682
Whitbread, PLC (Consumer Discretionary)                                                        736             9,834
William Morrison Supermarkets, PLC (Consumer Discretionary)                                  2,630            12,113
Wolseley, PLC (Consumer Discretionary)                                                      21,205           329,581
WPP Group, PLC (Industrial & Commercial)                                                    50,788           514,568
Yell Group (Information & Entertainment)                                                     1,728            10,249
Yorkshire Water, PLC (Utilities)                                                               968             8,030
                                                                                                     ---------------
                                                                                                          12,349,901
                                                                                                     ---------------
TOTAL COMMON STOCK (cost $53,968,437)                                                                     63,067,176
                                                                                                     ---------------

PREFERRED STOCK -- 0.6%

AUSTRALIA -- 0.1%

News Corp., Ltd. (Information & Entertainment)                                               6,716            53,231
                                                                                                     ---------------

GERMANY -- 0.5%

Fresenius Medical Care AG (Healthcare)                                                          65             2,952
Henkel KGaA (Materials)                                                                        147            12,163
Porsche AG (Consumer Discretionary)                                                             19            11,468
ProSiebenSat1. Media AG (Information & Entertainment)                                       17,681           349,923
RWE AG (Energy)                                                                                 97             3,899
Volkswagen VKW AG (Consumer Discretionary)                                                     261             7,716
Wella AG (Consumer Staples)                                                                     35             3,146
                                                                                                     ---------------
                                                                                                             391,267
                                                                                                     ---------------

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK (CONTINUED)

NEW ZEALAND -- 0.0%
Tenon, Ltd. (Materials)+                                                                       358   $           403
                                                                                                     ---------------
TOTAL PREFERRED STOCK (cost $364,425)                                                                        444,901
                                                                                                     ---------------

RIGHTS -- 0.0%

SWITZERLAND -- 0.0%

SEZ Holdings AG Expires 04/06/04+(2) (cost $0) (Industrial & Commercial) CHF                 4,300                 0
                                                                                                     ---------------

WARRANTS -- 0.0%

HONG KONG -- 0.0%
Hopewell Highway Expires 08/05/06 (cost $0) (Industrial & Commercial)(3)                       100                16
                                                                                                     ---------------

EXCHANGE-TRADED FUNDS -- 0.6%

UNITED STATES -- 0.6%
iShares MSCI EAFE Index Fund (cost $388,430)@                                                2,800           396,480
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $54,721,292)                                                            63,908,573
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 2.2%

TIME DEPOSIT -- 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.05% due 04/01/04            $       346,000           346,000
                                                                                                     ---------------

U.S. GOVERNMENT AGENCIES -- 1.6%
Federal National Mtg. Assoc. Disc. Notes 0.94% due 04/01/04                              1,100,000         1,100,000
                                                                                                     ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%
United States Treasury Bills 0.91% due 06/17/04@                                            90,000            89,831
                                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES (cost $1,535,825)                                                              1,535,831
                                                                                                     ---------------

REPURCHASE AGREEMENTS -- 4.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $1,594,016 and collateralized by $1,355,000 of United States Treasury Bonds,
  bearing Interest at 6.13%, due 11/15/27 and having an approximate
  value of $1,629,388@                                                                   1,594,000         1,594,000
Agreement with State Street Bank & Trust Co., bearing Interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $871,008 and collateralized by $665,000 of United States Treasury Bonds, bearing Interest at 7.50%, due 11/15/16 and having an approximate
  value of $892,311@                                                                       871,000           871,000
Agreement with State Street Bank & Trust Co., bearing Interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $346,004 and collateralized by $345,000 of United States Treasury Notes, bearing Interest at 4.25%, due 08/15/13 and having an approximate
  value of $357,971@                                                                       346,000           346,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $2,811,000)                                                              2,811,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
  (cost $59,068,117)                                                        97.1%                         68,255,404
Other assets less liabilities --                                             2.9                           2,035,603
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $    70,291,007
                                                                           =====                     ===============

----------
+   Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate value of these securities was $673,952 representing 1.0% of net assets.
@ The security or a portion thereof represents collateral for open futures contracts.
(1) Consists of more than one class of securities traded together as a unit.
(2) Fair valued security; see Note 2
(3) Illiquid security
(4) When-issued security
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                                      UNREALIZED
    NUMBER                                              EXPIRATION     VALUE AT      VALUE AS OF     APPRECIATION
 OF CONTRACTS               DESCRIPTION                    DATE       TRADE DATE    MARCH 31, 2004  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
   1 Long                  CAC 40 10 Euro               April-2004         43,975          44,609             634
   1 Long               Hang Seng Stock Index           April-2004   $     79,514    $     80,830    $      1,316
   1 Long               MSCI Singapore Index            April-2004         26,738          26,905             167
   7 Long                     OMX Index                 April-2004         61,197          63,606           2,409
   11 Long             Dow Jones Euro STOXX 50          June-2004         368,849         371,472           2,623
   9 Long                Dow Jones STOXX 50             June-2004         285,638         292,318           6,680
   4 Long       Financial Times Stock Exch. 100 Index   June-2004         323,532         323,241            (291)
   56 Long               MSCI Pan-Euro Index            June-2004       1,104,879       1,114,858           9,979
   1 Long                 NIKKEI 225 Index              June-2004          55,683          58,850           3,167
   2 Long                 S&P ASX 200 Index             June-2004         130,409         130,550             141
   8 Long                 Toyko Price Index             June-2004         873,977         906,994          33,017
                                                                                                     ------------
                                                                                                     $     59,842
                                                                                                     ============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

    CONTRACT                 IN             DELIVERY     GROSS UNREALIZED
   TO DELIVER           EXCHANGE FOR          DATE         APPRECIATION
-------------------------------------------------------------------------
CHF       735,542      USD     585,078      5/24/2004       $    3,919
HKD     3,243,915      USD     417,285      6/11/2004              202
JPY   108,676,745      USD   1,026,762      4/22/2004           17,142
SEK       583,951      USD      77,711      6/18/2004              529
USD*    1,548,400      GBP     862,375      5/18/2004           32,119
USD       585,913      AUD     792,845      5/28/2004           14,710
                                                            ----------
                                                            $   68,621
                                                            ==========

    CONTRACT                 IN             DELIVERY     GROSS UNREALIZED
   TO DELIVER           EXCHANGE FOR          DATE         DEPRECIATION
-------------------------------------------------------------------------
EUR*      119,903      USD     146,569      4/23/2004       $     (728)
GBP*      277,627      USD     500,601      5/18/2004           (8,220)
NOK     1,234,047      USD     178,863      5/26/2004             (841)
SGD       160,338      USD      94,701      4/16/2004           (1,089)
USD*      105,379      EUR      85,702      4/23/2004              (97)
USD       110,911      DKK     671,027      4/23/2004             (195)
                                                            ----------
                                                               (11,170)
                                                            ----------
Net Unrealized Appreciation                                 $   57,451
                                                            ==========

----------
* Represents open forward currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro Dollar
HKD -- Hong Kong Dollar
JPY -- Japanese Yen
SGD -- Singapore Dollar
NOK -- Norwegian Krone
GBP -- Pound Sterling
SEK -- Swedish Krona
USD -- United States Dollar

See Notes to Financial Statements

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.0%

FINANCE -- 2.0%

FINANCIAL SERVICES -- 2.0%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% 2009*                               $       350,000   $       356,711
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% 2008                         190,000           193,936
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% 2011                         100,000           102,860
Capital One Secured Note Trust, Series 2001-7A A 3.85% 2007                                202,000           204,825
Carmax Auto Owner Trust, Series 2002-1 A4 4.23% 2007                                       165,000           171,251
CIT Equipment Collateral, Series 2001-A A4 4.84% 2012                                      194,709           198,431
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1 A2 5.36% 2007                     62,006            63,639
Discover Card Master Trust I, Series 2001-5 A 5.30% 2006                                   200,000           200,968
Ford Credit Auto Owner Trust, Series 2001-E A4 4.01% 2006                                  200,000           202,700
Ford Credit Auto Owner Trust, Series 2002-A A3A 3.62% 2006                                  72,201            72,798
Harley-Davidson Motorcycle Trust, Series 2002-1 A2 4.50% 2010                              200,000           208,779
Honda Auto Receivables Owner Trust, Series 2002-1 A3 3.50% 2005                             54,193            54,509
Household Affinity Credit Card Master Note Trust, Series 2003-2 A 2.18% 2008               200,000           201,367
MBNA Master Credit Card Trust, Series 1997-I A 6.55% 2007                                  200,000           203,938
Nissan Auto Receivables Owner Trust, Series 2002-B A4 4.60% 2007                           200,000           206,744
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% 2009                           410,000           413,203
Onyx Acceptance Owner Trust, Series 2002-A A3 3.75% 2006                                    44,927            45,199
WFS Financial Owner Trust, Series 2003-4 A4 2.98% 2011                                     145,000           148,214
                                                                                                     ---------------
TOTAL ASSET-BACKED SECURITIES (cost $3,207,898)                                                            3,250,072
                                                                                                     ---------------

BONDS & NOTES -- 92.3%

CONSUMER DISCRETIONARY -- 1.3%

AUTOMOTIVE -- 0.8%
DaimlerChrysler NA Holding Corp. 4.05% 2008                                                200,000           202,131
DaimlerChrysler NA Holding Corp. 6.50% 2013                                                290,000           313,651
Ford Motor Co. 6.38% 2029                                                                  200,000           178,072
Ford Motor Co. 7.45% 2031                                                                  560,000           559,257

HOUSING & HOUSEHOLD DURABLES -- 0.4%
Centex Corp. 5.80% 2009                                                                    170,000           185,748
Centex Corp. 7.88% 2011                                                                     50,000            60,118
Lennar Corp. 5.95% 2013                                                                     60,000            64,504
Lennar Corp. 7.63% 2009                                                                     60,000            69,944
Pulte Homes, Inc. 7.88% 2011                                                               200,000           240,023
Toll Brothers, Inc. 6.88% 2012                                                             120,000           135,938

RETAIL -- 0.1%
Staples, Inc. 7.13% 2007                                                                    85,000            96,486
Staples, Inc. 7.38% 2012                                                                    50,000            59,505
                                                                                                     ---------------
                                                                                                           2,165,377
                                                                                                     ---------------
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
                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER STAPLES -- 1.1%

FOOD, BEVERAGE & TOBACCO -- 1.1%
Altria Group, Inc. 7.00% 2013                                                      $        55,000   $        60,612
Companhia Brasileira de Bebidas 8.75% 2013*                                                105,000           115,237
ConAgra Foods, Inc. 8.25% 2030                                                             100,000           129,963
Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011                                           75,000            65,625
Kellogg Co., Series B 6.00% 2006                                                           150,000           161,488
Kraft Foods, Inc. 5.63% 2011                                                               150,000           162,656
Kraft Foods, Inc. 6.25% 2012                                                               110,000           123,331
Kroger Co. 6.75% 2012                                                                      200,000           228,588
Miller Brewing Co. 4.25% 2008*                                                             200,000           206,994
Philip Morris Cos., Inc. 6.38% 2006                                                        100,000           106,339
Philip Morris Cos., Inc. 7.65% 2008                                                         70,000            79,480
Tyson Foods, Inc. 8.25% 2011                                                               230,000           274,204
                                                                                                     ---------------
                                                                                                           1,714,517
                                                                                                     ---------------

ENERGY -- 1.4%

ENERGY SERVICES -- 0.5%
Halliburton Co. 5.50% 2010*                                                                 50,000            52,957
Halliburton Co. 7.60% 2096                                                                 120,000           132,904
Motiva Enterprises, LLC 5.20% 2012*                                                        125,000           131,682
Schlumberger Technology Corp. 6.50% 2012*                                                  170,000           194,293
Valero Energy Corp. 6.88% 2012                                                             200,000           230,214

ENERGY SOURCES -- 0.9%
Alliant Energy Resources, Inc. 9.75% 2013                                                  180,000           241,804
Devon Energy Corp. 7.95% 2032                                                              120,000           148,687
Empresa Nacional de Petroleo 4.88% 2014*                                                   130,000           128,375
Husky Energy, Inc. 6.25% 2012                                                              160,000           176,361
Pemex Project Funding Master Trust 9.13% 2010                                              630,000           771,750
                                                                                                     ---------------
                                                                                                           2,209,027
                                                                                                     ---------------

FINANCE -- 13.7%

BANKS -- 2.7%
Bank of America Corp. 6.25% 2012                                                           500,000           567,653
Bank One Corp. 5.90% 2011                                                                  260,000           290,343
Bank One NA 5.50% 2007                                                                     100,000           108,722
Banque Nationale de Paris 7.20% 2007                                                       100,000           111,976
Capital One Bank 4.25% 2008                                                                150,000           153,767
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% 2035                             300,000           338,817
First Union National Bank 7.80% 2010                                                       300,000           369,777
HBOS, PLC 6.00% 2033*                                                                      215,000           226,479
HSBC Bank USA 4.63% 2014                                                                   300,000           297,498
Independence Community Bank Corp. 3.75% 2009(1)                                            130,000           129,234
J.P. Morgan Chase & Co. 6.75% 2011                                                         400,000           466,429
MBNA America Bank 5.38% 2008                                                               260,000           280,580
Mizuho Financial Group Cayman, Ltd. 5.79% 2014*                                            100,000           102,586
Oversea-Chinese Banking Corp., Ltd. 7.75% 2011*                                            250,000           303,873
Popular North America, Inc. 4.25% 2008                                                     180,000           186,718
Union Planters Bank NA 5.13% 2007                                                          140,000           152,339
Wells Fargo & Co. 6.38% 2011                                                               200,000           228,781

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
                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES -- 8.2%
Alliance Capital Management LP 5.63% 2006                                          $       100,000   $       107,293
Bear Stearns Commercial Mtg. Secs, Inc., Series 1998-C1 A2 6.44% 2008                      200,000           224,932
Bear Stearns Commercial Mtg. Secs, Inc., Series 1999 WF2 A2 7.08% 2031                     300,000           349,721
Bear Stearns Commercial Mtg. Secs, Inc., Series 2001-TOP2 A2 6.48% 2035                    200,000           229,761
Bear Stearns Commercial Mtg. Secs, Inc., Series 2001-TOP4 A3 5.61% 2033                    200,000           219,695
Boeing Capital Corp. 4.75% 2008                                                            180,000           189,878
Chase Commercial Mtg. Securities Corp., Series 1998-1 A2 6.56% 2030                        200,000           224,708
Chase Commercial Mtg. Securities Corp., Series 1998-2 A2 6.39% 2030                        200,000           225,899
CIT Group, Inc. 6.50% 2006                                                                 200,000           216,321
Citigroup, Inc. 6.50% 2011                                                                 400,000           461,598
Citigroup, Inc. 7.25% 2010                                                                 350,000           416,837
Countrywide Home Loans, Inc., Series J 5.50% 2006                                          100,000           107,212
Countrywide Home Loans, Inc., Series MTNK 5.63% 2007                                       320,000           348,586
Credit Suisse First Boston USA, Inc. 5.50% 2013                                             70,000            74,436
Credit Suisse First Boston USA, Inc. 6.13% 2011                                            190,000           212,230
Credit Suisse First Boston USA, Inc. 6.50% 2012                                            200,000           228,313
Doral Financial Corp. 8.50% 2004                                                           100,000           101,729
ERAC USA Finance Co. 7.35% 2008*                                                            90,000           104,212
ERAC USA Finance Co. 8.00% 2011*                                                           130,000           158,149
First Union - Chase Commercial Mtg. Trust, Series 1999-C2 A2 6.65% 2031                    300,000           341,063
Ford Motor Credit Co. 6.50% 2007                                                           450,000           480,692
Ford Motor Credit Co. 7.38% 2009                                                           150,000           164,647
Frank Russell Co. 5.63% 2009*                                                              100,000           109,974
General Electric Capital Corp., Series A 5.38% 2007                                        300,000           325,418
General Electric Capital Corp., Series MTNA 6.00% 2012                                     240,000           268,174
General Electric Capital Corp., Series MTNA 6.75% 2032                                     200,000           231,034
General Motors Acceptance Corp. 6.88% 2011                                                 170,000           184,435
General Motors Acceptance Corp. 7.00% 2012                                                 600,000           652,070
General Motors Acceptance Corp. 7.25% 2011                                                 250,000           277,445
General Motors Acceptance Corp. 8.38% 2033                                                 275,000           311,949
Goldman Sachs Capital I 6.35% 2034                                                         385,000           391,071
Goldman Sachs Group, Inc. 6.60% 2012                                                       100,000           114,606
Goldman Sachs Group, Inc. 7.80% 2010                                                       100,000           120,982
Household Finance Corp. 6.38% 2011                                                         420,000           476,221
John Hancock Global Funding II 5.00% 2007*                                                 200,000           216,400
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% 2030                                 200,000           226,141
Morgan Stanley 4.75% 2014                                                                  220,000           216,392
Morgan Stanley 5.80% 2007                                                                  540,000           590,511
Morgan Stanley Capital I, Inc., Series 1998-WF1 A2 6.55% 2030                              275,000           307,686
Morgan Stanley Capital I, Inc., Series 1998-WF2 A2 6.54% 2030                              200,000           225,861
Morgan Stanley Capital I, Inc., Series 1999-WF1 A2 6.21% 2031                              300,000           336,270
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% 2033                       200,000           231,535
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A3 6.51% 2034                         200,000           229,425
NiSource Finance Corp. 7.63% 2005                                                          130,000           141,435
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% 2030                               200,000           226,906
Philip Morris Capital Corp. 7.50% 2009                                                      40,000            44,632
Premium Asset Trust 4.13% 2009*                                                            140,000           141,518
Pricoa Global Funding I Medium Term Note 3.90% 2008*                                       100,000           102,300
Principal Life Global Funding I 6.13% 2033*                                                160,000           168,347
Sun Life Canada US Capital Trust 8.53% 2049*                                               350,000           423,235
UFJ Finance Aruba AEC 6.75% 2013                                                           120,000           132,703
USA Education, Inc. 5.63% 2007                                                             200,000           218,786
Verizon Global Funding Corp. 7.75% 2030                                                    240,000           291,548
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
                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE -- 2.8%
Ace Capital Trust II 9.70% 2030                                                    $       160,000   $       223,125
ACE INA Holdings, Inc. 8.30% 2006                                                           50,000            56,580
Allstate Corp. 7.20% 2009                                                                  200,000           239,072
American Financial Group, Inc. 7.13% 2009                                                  100,000           112,416
Amerus Life Holdings, Inc. 6.95% 2005                                                      150,000           156,500
Anthem Insurance Co., Inc. 9.13% 2010*                                                      95,000           122,452
Asif Global Financing 2.50% 2007*                                                          150,000           150,254
Axa 8.60% 2030                                                                             200,000           262,957
Dai-Ichi Mutual Life Insurance Co. 5.73% 2014*                                             170,000           171,805
Everest Reinsurance Holdings, Inc. 8.50% 2005                                              200,000           211,643
Farmers Insurance Exchange 8.63% 2024*                                                     250,000           294,121
Fidelity National Financial, Inc. 7.30% 2011                                               100,000           116,343
Hartford Life, Inc. 7.10% 2007                                                             200,000           226,709
Jackson National Life Insurance Co. 5.25% 2007*                                             85,000            92,707
Liberty Mutual Insurance Co. 7.70% 2097*                                                   270,000           274,878
Marsh & McLennan Cos., Inc. 5.88% 2033                                                     140,000           142,854
Mercury General Corp. 7.25% 2011                                                           175,000           205,609
MMI Capital Trust 7.63% 2027                                                               100,000           109,292
Safeco Capital Trust I 8.07% 2037                                                          150,000           172,197
St. Paul Cos., Inc. 5.75% 2007                                                             140,000           152,300
Torchmark Corp. 6.25% 2006                                                                 120,000           131,784
Transamerica Capital II 7.65% 2026*                                                        200,000           222,536
Unitrin, Inc. 5.75% 2007                                                                   200,000           216,622
W.R. Berkley Capital Trust 8.20% 2045                                                      260,000           287,812
XL Capital Finance, PLC 6.50% 2012                                                         200,000           228,418
                                                                                                     ---------------
                                                                                                          22,019,480
                                                                                                     ---------------

HEALTHCARE -- 0.9%

DRUGS -- 0.2%
Schering-Plough Corp. 6.50% 2033                                                           175,000           187,370
Wyeth 5.50% 2014                                                                           150,000           158,187

HEALTH SERVICES -- 0.6%
Health Net, Inc. 8.38% 2011                                                                180,000           221,610
HEALTHSOUTH Corp. 7.00% 2008                                                                50,000            48,125
Humana, Inc. 7.25% 2006                                                                    200,000           221,083
Quest Diagnostics, Inc. 6.75% 2006                                                         200,000           218,373
UnitedHealth Group, Inc. 5.20% 2007                                                        110,000           118,150
WellPoint Health Networks, Inc. 6.38% 2012                                                  45,000            50,804

MEDICAL PRODUCTS -- 0.1%
Beckman Coulter, Inc. 7.45% 2008                                                           200,000           229,060
                                                                                                     ---------------
                                                                                                           1,452,762
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 1.1%

AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Goodrich Corp. 7.63% 2012                                                                  180,000           213,948
Raytheon Co. 4.85% 2011                                                                    170,000           175,528

BUSINESS SERVICES -- 0.7%
Aramark Services, Inc. 7.00% 2006                                                          180,000           197,572
Cendant Corp. 7.38% 2013                                                                   140,000           164,246
Hutchison Whampoa International, Ltd. 5.45% 2010*                                          200,000           206,600
Monsanto Co. 4.00% 2008                                                                     80,000            81,732
Monsanto Co. 7.38% 2012                                                                    170,000           201,517
Waste Management, Inc. 6.88% 2009                                                          200,000           228,508

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
                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY -- 0.2%
Tyco International Group SA 6.38% 2011                                             $       100,000   $       109,378
Tyco International Group SA 6.75% 2011                                                     150,000           167,037
                                                                                                     ---------------
                                                                                                           1,746,066
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 3.8%

BROADCASTING & MEDIA -- 2.8%
AOL Time Warner, Inc. 6.75% 2011                                                           150,000           170,052
AOL Time Warner, Inc. 6.88% 2012                                                           210,000           240,243
AOL Time Warner, Inc. 7.63% 2031                                                           230,000           269,084
AOL Time Warner, Inc. 7.70% 2032                                                           100,000           118,215
Belo Corp. 8.00% 2008                                                                      180,000           212,525
British Sky Broadcasting Group 6.88% 2009                                                  150,000           171,012
Chancellor Media Corp. 8.00% 2008                                                          125,000           146,250
Clear Channel Communications 5.00% 2012                                                    260,000           266,292
Comcast Cable Communications, Inc. 6.75% 2011                                              150,000           170,287
Comcast Cable Communications, Inc. 8.38% 2007                                              250,000           290,315
Comcast Corp. 7.05% 2033                                                                    45,000            50,002
Cox Communications, Inc. 7.88% 2009                                                        200,000           237,541
Cox Enterprises, Inc. 7.88% 2010*                                                          210,000           250,246
Disney Walt Co. 6.75% 2006                                                                 100,000           108,250
Grupo Televisa SA 8.00% 2011                                                                30,000            34,875
Lenfest Communications, Inc. 8.38% 2005                                                     40,000            43,874
Liberty Media Corp. 7.88% 2009                                                              40,000            47,220
Liberty Media Corp. 8.25% 2030                                                             210,000           258,523
News America Holdings, Inc. 8.00% 2016                                                      60,000            74,776
News America Holdings, Inc. 8.45% 2034                                                      20,000            26,535
News America, Inc. 6.63% 2008                                                              290,000           326,022
Reed Elsevier Capital, Inc. 6.75% 2011                                                      55,000            65,034
Scholastic Corp. 5.00% 2013                                                                215,000           215,616
Univision Communications, Inc. 3.88% 2008                                                   25,000            25,410
Univision Communications, Inc. 7.85% 2011                                                  140,000           169,733
USA Interactive 7.00% 2013                                                                 390,000           443,645

ENTERTAINMENT PRODUCTS -- 0.1%
International Game Technology 8.38% 2009                                                    90,000           109,374
Walt Disney Co. 7.30% 2005                                                                 100,000           104,735

LEISURE & TOURISM -- 0.9%
American Airlines, Inc., Series 2003-1 3.86% 2010                                           48,848            49,040
American Airlines, Inc., Series 99-1 7.02% 2011                                            250,000           253,808
Continental Airlines, Inc., Series 01-1 6.70% 2022                                          13,061            12,855
Continental Airlines, Inc., Series 98-3 6.32% 2008                                         200,000           200,843
Delta Air Lines, Inc. 7.11% 2011                                                           200,000           199,131
Delta Air Lines, Inc., Series 00-1 7.57% 2012                                               20,000            19,916
Delta Air Lines, Inc., Series 01-1 6.62% 2011                                                6,841             6,762
Harrah's Operating Co., Inc. 8.00% 2011                                                    220,000           264,258
MGM Mirage, Inc. 8.50% 2010                                                                210,000           245,175
Park Place Entertainment Corp. 7.50% 2009                                                  150,000           169,313
                                                                                                     ---------------
                                                                                                           6,066,787
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 2.4%

COMPUTERS & BUSINESS EQUIPMENT -- 0.2%
Hewlett-Packard Co. 5.75% 2006                                                             260,000           283,060

TELECOMMUNICATIONS -- 2.2%
AT&T Broadband Corp. 8.38% 2013                                                            190,000           235,956

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
                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
AT&T Corp. 7.30% 2011                                                              $       240,000   $       280,566
AT&T Wireless Services, Inc. 7.88% 2011                                                     30,000            35,776
AT&T Wireless Services, Inc. 8.75% 2031                                                    300,000           389,101
British Telecommunications, PLC 8.88% 2030                                                 220,000           293,530
Compania de Telecomunicaciones de Chile SA 7.63% 2006                                      300,000           329,340
France Telecom SA 9.00% 2011                                                               330,000           403,031
Intelsat, Ltd. 5.25% 2008                                                                  165,000           173,114
Koninklijke (Royal) KPN NV 8.00% 2010                                                      100,000           121,800
Motorola, Inc. 6.50% 2028                                                                  100,000           101,508
Sprint Capital Corp. 6.38% 2009                                                            300,000           334,284
Sprint Capital Corp. 6.88% 2028                                                             40,000            41,540
Sprint Corp. 8.75% 2032                                                                    170,000           214,863
Telecomunicaciones de Puerto Rico, Inc. 6.65% 2006                                         165,000           178,763
Telefonica Europe BV 7.75% 2010                                                            340,000           410,610
                                                                                                     ---------------
                                                                                                           3,826,842
                                                                                                     ---------------

MATERIALS -- 1.9%

CHEMICALS -- 0.3%
Ferro Corp. 9.13% 2009                                                                     120,000           146,413
ICI Wilmington, Inc. 7.05% 2007                                                            325,000           366,146

FOREST PRODUCTS -- 0.4%
Boise Cascade Office Products Corp. 7.05% 2005                                             160,000           165,689
International Paper Co. 4.00% 2010                                                         180,000           179,516
Temple-Inland, Inc. 7.88% 2012                                                             175,000           208,201
Weyerhaeuser Co. 6.75% 2012                                                                130,000           146,855

METALS & MINERALS -- 1.0%
Alcoa, Inc. 6.00% 2012                                                                     185,000           208,224
Codelco, Inc. 6.38% 2012*                                                                  200,000           223,396
Commercial Metals Co. 5.63% 2013*                                                          125,000           131,775
Falconbridge, Ltd. 7.35% 2012                                                              150,000           175,478
Inco, Ltd. 7.20% 2032                                                                      220,000           254,132
Noranda, Inc. 8.38% 2011                                                                   120,000           146,472
Phelps Dodge Corp. 8.75% 2011                                                              180,000           225,333
Potash Corp. 7.13% 2007                                                                    200,000           225,559
Timken Co. 5.75% 2010                                                                       30,000            30,505

PLASTIC -- 0.2%
Sealed Air Corp. 5.38% 2008*                                                               165,000           176,655
Sealed Air Corp. 5.63% 2013*                                                                70,000            73,369
                                                                                                     ---------------
                                                                                                           3,083,718
                                                                                                     ---------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.2%

FOREIGN GOVERNMENT -- 0.2%
United Mexican States 7.50% 2012                                                           250,000           290,625
                                                                                                     ---------------

REAL ESTATE -- 1.2%

REAL ESTATE COMPANIES -- 0.5%
AMB Property LP 7.10% 2008                                                                 150,000           172,081
EOP Operating LP 7.00% 2011                                                                140,000           162,362
ERP Operating LP 6.63% 2012                                                                100,000           113,973
Liberty Property LP 7.75% 2009                                                              70,000            83,375
Liberty Property LP 8.50% 2010                                                             200,000           247,996

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
                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS -- 0.7%
Avalon Properties, Inc. 6.88% 2007                                                 $        40,000   $        45,439
Avalonbay Communities, Inc. 7.50% 2009                                                     200,000           236,029
Duke Realty LP 6.75% 2008                                                                  160,000           182,538
Health Care Property Investors, Inc. 6.00% 2015                                            160,000           172,596
Health Care Property Investors, Inc. 6.45% 2012                                            150,000           169,445
Healthcare Realty Trust, Inc. 8.13% 2011                                                   210,000           253,560
Rouse Co. 5.38% 2013                                                                       135,000           138,619
                                                                                                     ---------------
                                                                                                           1,978,013
                                                                                                     ---------------

U.S. GOVERNMENT AGENCIES -- 29.2%

U.S. GOVERNMENT AGENCIES -- 29.2%
Federal Home Loan Mtg. Corp. 3.25% 2004                                                  1,350,000         1,367,551
Federal Home Loan Mtg. Corp. 4.50% 2013                                                  1,579,000         1,622,438
Federal Home Loan Mtg. Corp. 5.75% 2009                                                     50,000            56,107
Federal Home Loan Mtg. Corp. 5.75% 2012                                                    500,000           560,085
Federal Home Loan Mtg. Corp. 6.25% 2032                                                    750,000           854,956
Federal Home Loan Mtg. Corp. 6.75% 2031                                                    100,000           120,818
Federal National Mtg. Assoc. 3.88% 2005@                                                   700,000           718,348
Federal National Mtg. Assoc. 4.38% 2006                                                    250,000           264,240
Federal National Mtg. Assoc. 5.38% 2011                                                    500,000           548,894
Federal National Mtg. Assoc. 6.00% 2005                                                  1,250,000         1,343,328
Federal National Mtg. Assoc. 6.00% 2011                                                    250,000           284,709
Federal National Mtg. Assoc. 6.30% 2011                                                    194,166           218,371
Federal National Mtg. Assoc. 6.63% 2030                                                    400,000           477,065
Federal National Mtg. Assoc. 7.00% 2005                                                    600,000           643,708
Federal National Mtg. Assoc. 7.25% 2010                                                    200,000           240,444
Government National Mtg. Assoc. 4.50% 2018@(2)                                           9,672,220         9,840,113
Government National Mtg. Assoc. 4.50% 2033                                                 946,846           928,346
Government National Mtg. Assoc. 5.00% 2033                                                 868,746           876,009
Government National Mtg. Assoc. 5.00% due April TBA                                      1,000,000         1,006,875
Government National Mtg. Assoc. 5.50% 2032                                                 305,943           314,802
Government National Mtg. Assoc. 5.50% 2033@                                             19,641,324        20,221,078
Government National Mtg. Assoc. 5.50% 2034                                               2,901,269         2,987,098
Government National Mtg. Assoc. 6.00% 2031                                                 260,527           272,391
Government National Mtg. Assoc. 6.00% 2032                                                 151,406           158,197
Government National Mtg. Assoc. 6.50% 2016                                                  70,033            74,972
Government National Mtg. Assoc. 6.50% 2028                                                  69,691            73,673
Government National Mtg. Assoc. 6.50% 2031                                                 902,896           953,403
Government National Mtg. Assoc. 7.50% 2007                                               57,389.96         60,584.80
Government National Mtg. Assoc. 7.50% 2030                                               53,000.64         57,003.25
Government National Mtg. Assoc. 8.00% 2030                                                  14,159            15,479
                                                                                                     ---------------
                                                                                                          47,161,086
                                                                                                     ---------------

GOVERNMENT OBLIGATIONS -- 31.3%

U.S. TREASURIES -- 31.3%
United States Treasury Bonds 5.25% 2029                                                    400,000           422,875
United States Treasury Bonds 5.38% 2031@                                                 1,800,000         1,962,000
United States Treasury Bonds 6.00% 2026                                                    500,000           579,688
United States Treasury Bonds 6.25% 2023                                                  2,015,000         2,395,881
United States Treasury Bonds 7.13% 2023                                                    900,000         1,170,035
United States Treasury Bonds 7.25% 2022                                                     60,000            78,825
United States Treasury Bonds 8.13% 2021                                                     30,000            42,474
United States Treasury Bonds 8.75% 2020                                                    150,000           222,598
United States Treasury Bonds 8.88% 2019                                                    450,000           666,879
United States Treasury Bonds 9.00% 2018                                                    100,000           149,402

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

GOVERNMENT OBLIGATIONS (CONTINUED)

U.S. TREASURIES (CONTINUED)
United States Treasury Bonds 9.13% 2018                                            $        75,000   $       112,620
United States Treasury Notes 2.63% 2009                                                  5,000,000         4,964,060
United States Treasury Notes 3.50% 2006                                                  1,925,000         2,006,437
United States Treasury Notes 4.38% 2007                                                  3,160,000         3,380,214
United States Treasury Notes 4.63% 2006                                                  1,300,000         1,381,199
United States Treasury Notes 4.75% 2008                                                  5,840,000         6,369,478
United States Treasury Notes 4.88% 2012                                                  1,615,000         1,762,937
United States Treasury Notes 5.00% 2011                                                  4,165,000         4,591,962
United States Treasury Notes 5.25% 2004                                                  1,000,000         1,005,078
United States Treasury Notes 5.50% 2008                                                    300,000           334,840
United States Treasury Notes 5.63% 2008                                                    335,000           376,325
United States Treasury Notes 5.75% 2005                                                    230,000           246,019
United States Treasury Notes 5.75% 2010                                                  2,500,000         2,870,313
United States Treasury Notes 6.00% 2004                                                    400,000           407,438
United States Treasury Notes 6.00% 2009                                                  2,850,000         3,289,190
United States Treasury Notes 6.13% 2007                                                    875,000           987,520
United States Treasury Notes 6.50% 2010                                                  5,050,000         5,987,012
United States Treasury Notes 6.50% 2005                                                    400,000           423,547
United States Treasury Notes 6.50% 2005                                                    100,000           107,102
United States Treasury Notes 6.63% 2007                                                     80,000            91,028
United States Treasury Notes 6.75% 2005@                                                   650,000           690,092
United States Treasury Notes 6.88% 2006                                                    475,000           526,861
United States Treasury Notes 7.00% 2006                                                    265,000           296,427
United States Treasury Notes 7.50% 2005                                                    550,000           580,422
                                                                                                     ---------------
                                                                                                          50,478,778
                                                                                                     ---------------

UTILITIES -- 2.8%

ELECTRIC UTILITIES -- 1.7%
American Electric Power Co., Inc., Series A 6.13% 2006                                     270,000           291,655
Dominion Resources, Inc. 8.13% 2010                                                        140,000           170,409
Entergy Gulf States, Inc. 5.25% 2015                                                       140,000           140,514
Exelon Generation Co., LLC 6.95% 2011                                                      100,000           115,578
FirstEnergy Corp., Series A 5.50% 2006                                                     100,000           106,329
FirstEnergy Corp., Series B 6.45% 2011                                                     125,000           136,854
NSTAR 8.00% 2010                                                                           200,000           241,260
Pacificorp Australia, LLC 6.15% 2008*                                                      170,000           186,553
Pepco Holdings, Inc. 5.50% 2007                                                            200,000           215,261
Pinnacle West Capital Corp. 6.40% 2006                                                     120,000           129,241
Progress Energy, Inc. 6.85% 2012                                                           150,000           171,583
PSE&G Power, LLC 3.75% 2009                                                                 30,000            29,998
PSE&G Power, LLC 8.63% 2031                                                                120,000           158,367
Southern California Edison Co. 6.65% 2029                                                  150,000           162,601
TXU Corp. 6.38% 2006                                                                       100,000           107,875
TXU Energy Co. 7.00% 2013                                                                  190,000           217,734
United Energy Distribution, 4.70% 2011*                                                     85,000            88,096

GAS & PIPELINE UTILITIES -- 0.8%
Duke Energy Field Services, LLC 7.88% 2010                                                 170,000           203,353
Energen Corp., Series MTN 7.63% 2010                                                       190,000           228,004
KeySpan Corp. 6.15% 2006                                                                   200,000           217,136
Kinder Morgan Energy Partners LP 6.75% 2011                                                200,000           228,657
Northern Border Partners LP 7.10% 2011                                                     190,000           223,666
Northern Natural Gas 6.75% 2008*                                                            50,000            56,786
Panhandle Eastern Pipe Line Co. 4.80% 2008                                                 160,000           168,140

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

TELEPHONE -- 0.3%
Deutsche Telekom International Finance BV 3.88% 2008                               $       100,000   $       102,682
Deutsche Telekom International Finance BV 8.75% 2030                                       360,000           471,972
                                                                                                     ---------------
                                                                                                           4,570,304
                                                                                                     ---------------
TOTAL BONDS & NOTES (cost $142,603,186)                                                                  148,763,382
                                                                                                     ---------------

                                                                                        SHARES
--------------------------------------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS -- 0.2%

FINANCE -- 0.2%
FINANCIAL SERVICES -- 0.2%
iShares Lehman 7-10 Year Treasury Bond Fund (cost $371,763)                                  4,220           369,461
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $146,182,847)                                                          152,382,915
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.3%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $941,009 and collateralized by $650,000 of United States Treasury Bond, bearing interest at 9.25%, due 02/15/16, and having an approximate value
  of $966,385                                                                      $       941,000           941,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2)@                 573,000           573,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)@                            6,000,000         6,000,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)@                              965,000           965,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $8,479,000)                                                              8,479,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
  (cost $154,661,847)                                                       99.8%                        160,861,915
Other assets less liabilities --                                             0.2                             304,943
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $   161,166,858
                                                                           =====                     ===============

----------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate value of these securities was $5,965,551 representing 3.7% of net assets.
@ The security or a portion thereof represents collateral for open future contracts.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
(1) Variable rate security -- the rate reflected is as of March 31, 2004; maturity date reflects next reset date.
(2) The security or a portion thereof represents collateral for TBAs.

OPEN FUTURES CONTRACTS

                                                                                          UNREALIZED
   NUMBER                                  EXPIRATION    VALUE AT       VALUE AS OF      APPRECIATION
OF CONTRACTS          DESCRIPTION             DATE      TRADE DATE    MARCH 31, 2004    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
  25 Long      US Treasury 10 Year Note    June 2004    $ 2,842,578   $    2,885,055    $      42,477
  14 Long          US Treasury Bond        June 2004      1,550,281        1,596,815           46,537
  71 Short      US Treasury 5 Year Note    June 2004      8,445,075        8,558,992         (113,917)
                                                                                        -------------
                                                                                        $     (24,903)
                                                                                        =============

See Notes to Financial Statements

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO                 INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 97.0%

COMMERCIAL PAPER -- 36.8%

Apreco, Inc. 1.04% due 4/15/04 (LOC -- Citibank N.A.)                              $     1,000,000   $       999,596
Barton Capital Corp. 1.02% due 4/06/04 (LOC -- Societe Generale)                         1,000,000           999,858
Barton Capital Corp. 1.02% due 4/08/04 (LOC -- Societe Generale)                         1,000,000           999,802
Cancara Asset Security Ltd. 1.03% due 4/14/04                                            1,000,000           999,628
Delaware Funding Corp. 1.02% due 4/02/04 (LOC -- J.P. Morgan Chase & Co.)                1,000,000           999,972
Delaware Funding Corp. 1.02% due 4/13/04 (LOC -- J.P. Morgan Chase & Co.)                1,000,000           999,660
Edison Asset Securitization, LLC 1.02% due 4/23/04 (LOC -- GE Capital Corp.)             2,000,000         1,998,753
Giro Funding Corp. 1.03% due 4/01/04                                                     1,000,000         1,000,000
Govco, Inc. 1.02% due 4/27/04                                                            1,000,000           999,263
Govco, Inc. 1.03% due 5/06/04                                                            1,000,000           998,999
Merrill Lynch & Co., Inc., Series MTN1 1.05% due 1/31/05                                 1,000,000         1,000,000
Old Line Funding Corp. 1.02% due 4/07/04                                                 1,500,000         1,499,745
Receivables Capital Corp. 1.02% due 4/12/04 (LOC -- Bank of America N.A.)                1,000,000           999,688
Receivables Capital Corp. 1.02% due 4/23/04 (LOC -- Bank of America N.A.)                1,000,000           999,377
Sheffield Receivables Corp. 1.02% due 4/05/04 (LOC -- Barclays, PLC)                     1,000,000           999,887
Sheffield Receivables Corp. 1.03% due 4/02/04 (LOC -- Barclays, PLC)                     1,000,000           999,971
Surrey Funding Corp. 1.02% due 4/12/04 (LOC -- Barclays, PLC)                            1,000,000           999,688
Surrey Funding Corp. 1.05% due 4/13/04 (LOC -- Barclays, PLC)                            1,000,000           999,650
Sydney Capital Corp. 1.03% due 4/13/04                                                   1,000,000           999,657
Sydney Capital Corp. 1.03% due 4/23/04                                                   1,000,000           999,370
Windmill Funding Corp. 1.02% due 4/21/04 (LOC -- ABN AMRO)                               1,000,000           999,433
Yorktown Capital, LLC 1.02% due 4/20/04                                                  1,500,000         1,499,193
Yorktown Capital, LLC 1.03% due 4/07/04                                                  1,000,000           999,828
                                                                                                     ---------------
TOTAL COMMERCIAL PAPER (cost $24,991,018)                                                                 24,991,018
                                                                                                     ---------------

CORPORATE SHORT-TERM NOTES -- 33.7%

Amstel Funding Corp. 1.03% due 4/15/04                                                   1,000,000           999,600
Amstel Funding Corp. 1.05% due 8/12/04                                                   1,500,000         1,494,020
Bear Stearns Co., Inc. 1.02% due 4/01/04                                                 1,000,000         1,000,000
Bear Stearns Co., Inc. 1.03% due 5/24/04                                                 1,000,000           998,484
Ciesco LP 1.03% due 5/19/04                                                              1,900,000         1,897,391
Compass Securitization, LLC 1.02% due 4/23/04 (LOC -- Ambac)                             2,000,000         1,998,753
CRC Funding, LLC 1.02% due 4/22/04                                                       1,000,000           999,405
CRC Funding, LLC 1.04% due 6/23/04                                                       1,000,000           997,516
CXC, Inc. 1.02% due 4/28/04                                                              1,000,000           999,235
CXC, Inc. 1.02% due 5/03/04                                                              1,000,000           999,093
General Electric Capital Corp. 1.01% due 4/14/04                                         1,000,000           999,635
General Electric Capital Corp. 1.03% due 6/23/04                                         1,500,000         1,496,138
Greyhawk Capital Corp. 1.02% due 4/23/04                                                 1,000,000           999,377
Greyhawk Capital Corp. 1.03% due 4/29/04                                                 1,000,000           999,199
Sigma Finance, Inc. 1.07% due 4/04/04                                                    1,000,000           999,950
Societe Generale New York 1.04% due 6/28/04                                              1,000,000           999,996
UBS Financial of Delaware, LLC 1.02% due 4/07/04                                         2,000,000         1,999,660
Wal-Mart Stores, Inc. 1.01% due 4/27/04                                                  2,000,000         1,998,555
                                                                                                     ---------------
TOTAL CORPORATE SHORT-TERM NOTES (cost $22,876,558)                                                       22,876,007
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (CONTINUED)

U.S. GOVERNMENT AGENCIES -- 26.5%

Federal Farm Credit Bank 1.00% due 7/02/04                                         $     1,000,000   $     1,000,000
Federal Home Loan Bank 1.30% due 4/11/05                                                 1,000,000         1,000,000
Federal Home Loan Bank 1.40% due 4/01/05                                                 1,000,000         1,000,000
Federal Home Loan Bank 1.46% due 3/01/05                                                 1,000,000         1,001,250
Federal Home Loan Mtg .Disc. Notes 1.03% due 8/11/04                                     2,000,000         1,992,500
Federal Home Loan Mtg. Disc. Notes 1.05% due 9/07/04                                     1,000,000           995,000
Federal Home Loan Mtg. Disc. Notes 1.00% due 5/18/04                                     2,000,000         1,997,389
Federal Home Loan Mtg. Disc. Notes 1.12% due 12/20/04                                    2,000,000         1,985,000
Federal National Mtg. Assoc. 1.05% due 6/10/04                                           1,500,000         1,500,000
Federal National Mtg. Assoc. 1.08% due 7/23/04                                           1,000,000         1,000,000
Federal National Mtg. Assoc. 1.18% due 4/14/04                                           1,500,000         1,500,000
Federal National Mtg. Assoc. 1.33% due 2/23/05                                           1,000,000         1,000,000
Federal National Mtg. Assoc. 1.38% due 2/14/05                                           1,000,000         1,000,000
Sallie Mae, Inc. 1.00% due 6/15/05                                                       1,000,000         1,000,000
                                                                                                     ---------------
TOTAL U.S. GOVERNMENT AGENCIES (cost $17,968,923)                                                         17,971,139
                                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES (cost $65,836,499)                                                            65,838,164
                                                                                                     ---------------

REPURCHASE AGREEMENTS -- 3.2%

State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2)                  210,000           210,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)                             2,000,000         2,000,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $2,210,000)                                                              2,210,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
  (cost: $68,046,499)                                                      100.2%                         68,048,164
Liabilities in excess of other assets --                                    (0.2)                           (164,250)
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $    67,883,914
                                                                           =====                     ===============

PORTFOLIO BREAKDOWN AS A PERCENTAGE OF NET ASSETS (EXCLUDING REPURCHASE AGREEMENTS) BY INDUSTRY

Government Agencies                          26.5%
Trade Receivables                            16.2%
Receivable Company                           14.7%
Securities Holdings Companies                12.5%
Finance                                      11.0%
Trade and Term Receivables                    5.7%
Banking                                       4.4%
Retail                                        3.0%
Loan Receivables                              3.0%
                                             ----
                                             97.0%
                                             ----

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                    INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 99.5%

CONSUMER DISCRETIONARY -- 7.5%

HOUSING & HOUSEHOLD DURABLES -- 4.4%
Lennar Corp., Class A                                                                       68,166   $     3,683,009

RETAIL -- 3.1%
NetFlix, Inc.+                                                                              74,900         2,555,588
                                                                                                     ---------------
                                                                                                           6,238,597
                                                                                                     ---------------

CONSUMER STAPLES -- 2.6%

FOOD, BEVERAGE & TOBACCO -- 2.6%
Coca-Cola Co.                                                                               43,900         2,208,170
                                                                                                     ---------------

FINANCE -- 12.0%

FINANCIAL SERVICES -- 8.6%
Fannie Mae                                                                                  21,021         1,562,911
Merrill Lynch & Co., Inc.                                                                   38,500         2,293,060
SLM Corp.                                                                                   79,124         3,311,340

INSURANCE -- 3.4%
Berkshire Hathaway, Inc., Class A+                                                              30         2,799,000
                                                                                                     ---------------
                                                                                                           9,966,311
                                                                                                     ---------------

HEALTHCARE -- 28.0%

DRUGS -- 9.2%
Amgen, Inc.+                                                                                34,500         2,006,865
Eli Lilly & Co.                                                                             32,000         2,140,800
Genentech, Inc.+                                                                            33,350         3,529,097

HEALTH SERVICES -- 4.8%
UnitedHealth Group, Inc.                                                                    62,482         4,026,340

MEDICAL PRODUCTS -- 14.0%
Boston Scientific Corp.+                                                                   130,060         5,511,942
Medtronic, Inc.                                                                             61,200         2,922,300
Zimmer Holdings, Inc.+                                                                      43,128         3,181,984
                                                                                                     ---------------
                                                                                                          23,319,328
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 7.5%

MACHINERY -- 3.7%
Caterpillar, Inc.                                                                           39,369         3,112,907

MULTI-INDUSTRY -- 3.8%
Tyco International, Ltd.                                                                   111,100         3,183,015
                                                                                                     ---------------
                                                                                                           6,295,922
                                                                                                     ---------------

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT -- 5.8%

BROADCASTING & MEDIA -- 5.8%
Time Warner, Inc.+                                                                         131,400   $     2,215,404
XM Satellite Radio Holdings, Inc., Class A+                                                 93,000         2,604,000
                                                                                                     ---------------
                                                                                                           4,819,404
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 36.1%

COMPUTER SOFTWARE -- 13.3%
Electronic Arts, Inc.+                                                                      68,847         3,714,984
Microsoft Corp.                                                                            172,400         4,304,828
PeopleSoft, Inc.+                                                                          164,500         3,041,605

ELECTRONICS -- 8.8%
Intel Corp.                                                                                 84,600         2,301,120
Sharp Corp.                                                                                158,000         2,819,235
Texas Instruments, Inc.                                                                     77,100         2,252,862

INTERNET CONTENT -- 10.7%
Amazon.com, Inc.+                                                                           82,500         3,570,600
eBay, Inc.+                                                                                 41,700         2,891,061
InterActiveCorp.+                                                                           77,000         2,432,430

TELECOMMUNICATIONS -- 3.3%
Nokia Oyj Sponsored ADR                                                                    137,000         2,778,360
                                                                                                     ---------------
                                                                                                          30,107,085
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $68,126,424)                                                            82,954,817
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 0.1%

U.S. GOVERNMENT AGENCIES -- 0.1%
Federal Home Loan Mtg. Disc. Notes 0.90% due 07/22/04 (cost $99,689)               $       100,000            99,690
                                                                                                     ---------------

REPURCHASE AGREEMENT -- 0.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $397,004 and collateralized by $405,000 of Federal National Mortgage Assoc.
  Bonds, bearing interest at 2.41%, due 05/26/06, and having an
  approximate value of $409,212                                                            397,000           397,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
  (cost $68,623,113)                                                       100.1%                         83,451,507
Liabilities in excess of other assets --                                    (0.1)                            (63,302)
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $    83,388,205
                                                                           =====                     ===============

----------
+   Non-income producing security
ADR -- American Depository Receipt

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO                   INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.6%

CONSUMER DISCRETIONARY -- 6.6%
RETAIL -- 6.6%
HomeStore, Inc.+                                                                           555,000   $     2,347,650
                                                                                                     ---------------

EDUCATION -- 6.7%

EDUCATION -- 6.7%
Career Education Corp.+                                                                     42,000         2,378,880
                                                                                                     ---------------

FINANCE -- 6.0%

FINANCIAL SERVICES -- 6.0%
E*TRADE Financial Corp.+                                                                   160,000         2,136,000
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 7.6%

BUSINESS SERVICES -- 7.6%
Getty Images, Inc.+                                                                         50,000         2,699,000
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 5.9%

BROADCASTING & MEDIA -- 5.9%
Time Warner, Inc.+                                                                         125,000         2,107,500
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 63.8%

COMPUTER SERVICES -- 3.8%
Network Associates, Inc.+                                                                   46,700           840,600
Symantec Corp.+                                                                             11,000           509,300

COMPUTER SOFTWARE -- 13.4%
Cognos, Inc.+                                                                               14,000           434,840
Electronic Arts, Inc.+                                                                      43,000         2,320,280
Microsoft Corp.                                                                             13,100           327,107
Red Hat, Inc.+                                                                              48,950         1,118,997
Siebel Systems, Inc.+                                                                       48,800           561,688

COMPUTERS & BUSINESS EQUIPMENT -- 10.1%
Dell, Inc.+                                                                                 70,000         2,353,400
EMC Corp.+                                                                                  31,600           430,076
NCR Corp.+                                                                                  18,000           793,080

ELECTRONICS -- 10.6%
Flextronics International, Ltd.+                                                           127,500         2,195,550
Lam Research Corp.+                                                                         20,000           504,200
Samsung Electronics, Ltd. GDR+*                                                              2,670           660,825
Xilinx, Inc.+                                                                               11,000           418,000

INTERNET CONTENT -- 8.9%
eBay, Inc.+                                                                                 30,000         2,079,900
Yahoo!, Inc.+                                                                               22,600         1,098,134

                                                                                        SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

INTERNET SOFTWARE -- 9.3%
Equinix, Inc.+                                                                              76,000   $     2,752,036
SINA Corp.+                                                                                 14,100           533,403

TELECOMMUNICATIONS -- 7.7%
Andrew Corp.+                                                                               28,000           490,000
AT&T Wireless Services, Inc.+                                                               30,000           408,300
Avaya, Inc.+                                                                                25,000           397,000
Cisco Systems, Inc.+                                                                        22,600           531,552
Comverse Technology, Inc.+                                                                  25,500           462,570
Corning, Inc.+                                                                              41,000           458,380
                                                                                                     ---------------
                                                                                                          22,679,218
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $30,788,517)                                                            34,348,248
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.40%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $1,138,013 and collateralized by $785,000 of United States Treasury Bonds, bearing interest at 9.25%, due 02/15/16 and having an approximate value
  of $1,167,096                                                                    $     1,138,000         1,138,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
  (cost $31,926,517)                                                        99.8%                         35,486,248
Other assets less liabilities --                                             0.2                              61,707
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $    35,547,955
                                                                           =====                     ===============

----------
+   Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate value of these securities was $660,825 representing 2.0% of net assets.
GDR -- Global Depository Receipt

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS GROWTH AND INCOME
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 93.3%

CONSUMER DISCRETIONARY -- 9.9%

APPAREL & TEXTILES -- 3.3%
Gap, Inc.                                                                                   83,000   $     1,819,360

HOUSING & HOUSEHOLD DURABLES -- 3.8%
Lennar Corp., Class A                                                                       39,448         2,131,375

RETAIL -- 2.8%
Home Depot, Inc.                                                                            42,400         1,584,064
                                                                                                     ---------------
                                                                                                           5,534,799
                                                                                                     ---------------

CONSUMER STAPLES -- 2.1%

FOOD, BEVERAGE & TOBACCO -- 2.1%
Kroger Co.+                                                                                 72,600         1,208,064
                                                                                                     ---------------

FINANCE -- 20.1%

BANKS -- 2.8%
Washington Mutual, Inc.                                                                     36,700         1,567,457

FINANCIAL SERVICES -- 14.8%
Citigroup, Inc.                                                                             39,000         2,016,300
E*TRADE Financial Corp.+                                                                   140,300         1,873,005
Fannie Mae                                                                                  33,712         2,506,487
SLM Corp.                                                                                   45,009         1,883,627

INSURANCE -- 2.5%
St. Paul Cos., Inc.                                                                         35,600         1,424,356
                                                                                                     ---------------
                                                                                                          11,271,232
                                                                                                     ---------------

HEALTHCARE -- 19.3%

DRUGS -- 12.5%
Bristol-Myers Squibb Co.                                                                    66,200         1,604,026
Genentech, Inc.+                                                                            20,004         2,116,823
Merck & Co., Inc.                                                                           33,900         1,498,041
Pfizer, Inc.                                                                                51,300         1,798,065

HEALTH SERVICES -- 3.4%
UnitedHealth Group, Inc.                                                                    30,091         1,939,064

MEDICAL PRODUCTS -- 3.4%
Boston Scientific Corp.+                                                                    45,014         1,907,694
                                                                                                     ---------------
                                                                                                          10,863,713
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 6.4%

BUSINESS SERVICES -- 3.1%
First Data Corp.                                                                            41,300         1,741,208

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY -- 3.3%
Caterpillar, Inc.                                                                           23,413   $     1,851,266
                                                                                                     ---------------
                                                                                                           3,592,474
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 5.8%

BROADCASTING & MEDIA -- 5.8%
Liberty Media Corp., Class A+                                                              133,800         1,465,110
Time Warner, Inc.+                                                                         105,800         1,783,788
                                                                                                     ---------------
                                                                                                           3,248,898
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 29.7%

COMMUNICATION EQUIPMENT -- 3.9%
QUALCOMM, Inc.                                                                              32,496         2,158,384

COMPUTER SOFTWARE -- 4.0%
Electronic Arts, Inc.+                                                                      42,016         2,267,184

COMPUTERS & BUSINESS EQUIPMENT -- 3.0%
Hewlett-Packard Co.                                                                         73,200         1,671,888

ELECTRONICS -- 9.6%
Samsung Electronics Co., Ltd.                                                                4,620         2,305,063
Sharp Corp.                                                                                 91,000         1,623,737
Texas Instruments, Inc.                                                                     50,300         1,469,766

INTERNET CONTENT -- 2.7%
InterActiveCorp.+                                                                           47,900         1,513,161

TELECOMMUNICATIONS -- 6.5%
Alltel Corp.                                                                                38,100         1,900,809
Nextel Communications, Inc., Class A+                                                       71,200         1,760,776
                                                                                                     ---------------
                                                                                                          16,670,768
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $45,392,592)                                                            52,389,948
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 0.4%

TIME DEPOSIT -- 0.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.05% due 04/01/04
  (cost $234,000)                                                                  $       234,000           234,000
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $2,149,021 and collateralized by $2,219,000 of United States Treasury Notes,
  bearing interest at 1.18%, due 07/27/04 and having an approximate
  value of $2,196,388                                                              $     2,149,000   $     2,149,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $1,266,012 and collateralized by $985,000 of United States Treasury Bonds bearing interest at 7.25%, due 08/15/22 and having an approximate value of
  $1,297,639                                                                             1,266,000         1,266,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $3,415,000)                                                              3,415,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
  (cost $49,041,592)                                                        99.8%                         56,038,948
Other assets less liabilities --                                             0.2                              92,922
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $    56,131,870
                                                                           =====                     ===============

---------
+   Non-income producing security

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO                     INVESTMENT PORTFOLIO -- MARCH 31, 2004

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.3%

CONSUMER DISCRETIONARY -- 8.1%

APPAREL & TEXTILES -- 4.2%
V.F. Corp.                                                                                  48,700   $     2,274,290

AUTOMOTIVE -- 3.9%
AutoZone, Inc.+                                                                             24,200         2,080,474
                                                                                                     ---------------
                                                                                                           4,354,764
                                                                                                     ---------------

ENERGY -- 6.4%

ENERGY SOURCES -- 6.4%
BP Amoco, PLC ADR                                                                           32,000         1,638,400
Devon Energy Corp.                                                                          30,500         1,773,575
                                                                                                     ---------------
                                                                                                           3,411,975
                                                                                                     ---------------

FINANCE -- 21.1%

BANKS -- 8.5%
Golden West Financial Corp.                                                                 14,300         1,600,885
North Fork Bancorp., Inc.                                                                   29,300         1,239,976
SunTrust Banks, Inc.                                                                        24,600         1,714,866

FINANCIAL SERVICES -- 3.7%
CIT Group, Inc.                                                                             36,950         1,405,948
Instinet Group, Inc.+                                                                       79,800           562,590

INSURANCE -- 8.9%
Marsh & McLennan Cos., Inc.                                                                 37,400         1,731,620
MGIC Investment Corp.                                                                       18,600         1,194,678
Travelers Property Casualty Corp., Class B                                                 106,800         1,844,436
                                                                                                     ---------------
                                                                                                          11,294,999
                                                                                                     ---------------

HEALTHCARE -- 5.8%

DRUGS -- 5.8%
Abbott Laboratories                                                                         38,900         1,598,790
Sankyo Co., Ltd.                                                                            69,300         1,506,594
                                                                                                     ---------------
                                                                                                           3,105,384
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL -- 17.2%

AEROSPACE & MILITARY TECHNOLOGY -- 2.9%
Raytheon Co.                                                                                50,100         1,570,134

BUSINESS SERVICES -- 5.1%
Hutchison Whampoa, Ltd.                                                                    375,100         2,695,548

ELECTRICAL EQUIPMENT -- 3.3%
Emerson Electric Co.                                                                        29,000         1,737,680

MACHINERY -- 2.5%
Alamo Group, Inc.                                                                           77,700         1,351,203

                                                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION -- 3.4%
Union Pacific Corp.                                                                         30,400   $     1,818,528
                                                                                                     ---------------
                                                                                                           9,173,093
                                                                                                     ---------------

INFORMATION & ENTERTAINMENT -- 5.4%

BROADCASTING & MEDIA -- 2.4%
Time Warner, Inc.+                                                                          76,400         1,288,104

LEISURE & TOURISM -- 3.0%
Outback Steakhouse, Inc.                                                                    33,000         1,607,100
                                                                                                     ---------------
                                                                                                           2,895,204
                                                                                                     ---------------

INFORMATION TECHNOLOGY -- 11.4%

COMPUTER SOFTWARE -- 3.0%
Microsoft Corp.                                                                             63,800         1,593,086

ELECTRONICS -- 3.9%
AVX Corp.                                                                                  128,900         2,125,561

TELECOMMUNICATIONS -- 4.5%
Alltel Corp.                                                                                32,100         1,601,469
Tellabs, Inc.+                                                                              92,500           798,275
                                                                                                     ---------------
                                                                                                           6,118,391
                                                                                                     ---------------

MATERIALS -- 3.1%

METALS & MINERALS -- 3.1%
Martin Marietta Materials, Inc.                                                             35,909         1,657,560
                                                                                                     ---------------

REAL ESTATE -- 15.5%

REAL ESTATE COMPANIES -- 15.5%
Catellus Development Corp.                                                                 129,063         3,356,929
Forest City Enterprises, Inc., Class A                                                      56,950         3,066,757
St. Joe Co.                                                                                 46,400         1,888,016
                                                                                                     ---------------
                                                                                                           8,311,702
                                                                                                     ---------------

UTILITIES -- 2.3%

ELECTRIC UTILITIES -- 2.3%
Ameren Corp.                                                                                26,537         1,223,090
                                                                                                     ---------------
TOTAL INVESTMENT SECURITIES (cost $46,197,598)                                                            51,546,162
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 3.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $945,009 and collateralized by $770,000 of United States Treasury Bonds, bearing interest at 6.63%, due 02/15/27 and having an approximate
  value of $963,994                                                                $       945,000   $       945,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $699,007 and collateralized by $630,000 of United States Treasury Notes, bearing interest at 7.00%, due 07/15/06 and having an approximate
  value of $713,134                                                                        699,000           699,000
Agreement with State Street Bank & Trust Co., bearing Interest at 0.35%, dated 03/31/04, to be repurchased 04/01/04 in the amount of $201,002 and collateralized by $190,000 of United States Treasury Notes, bearing interest at 10.38%, due 11/15/09 and having an approximate
  value of $208,344                                                                        201,000           201,000
                                                                                                     ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,845,000)                                                              1,845,000
                                                                                                     ---------------
TOTAL INVESTMENTS --
  (cost $48,042,598)                                                        99.8%                         53,391,162
Other assets less liabilities --                                             0.2                             125,673
                                                                           -----                     ---------------
NET ASSETS --                                                              100.0%                    $    53,516,835
                                                                           =====                     ===============

---------
+   Non-income producing security
ADR -- American Depository Receipt

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004

                                                                               MULTI-
                                                              MULTI-           MANAGED          MULTI-
                                                              MANAGED         MODERATE         MANAGED
                                                              GROWTH           GROWTH       INCOME/EQUITY
----------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*                          $  134,561,229   $  232,000,923   $  210,828,193
Short-term securities*                                           800,000        1,100,000          600,000
Repurchase agreements (cost equals market)                     6,307,000       10,036,000        1,499,000
Cash                                                              43,272          280,056          142,548
Foreign cash*                                                         --               --               --
Due from broker                                                       --               --               --
Receivables for --
  Fund shares sold                                               131,531          351,953          190,427
  Dividends and interest                                         532,407        1,446,053        2,012,850
  Sales of investments                                         3,046,369        9,424,598        9,681,610
Prepaid expenses                                                     430              685              591
Due from adviser                                                      --               --               --
Unrealized appreciation on forward foreign currency
  contracts                                                           --               --               --
Variation margin on futures contracts                              1,690            5,806            9,114
                                                          ------------------------------------------------
                                                             145,423,928      254,646,074      224,964,333
                                                          ------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                                             6,965          110,107          117,826
  Purchases of investments                                     3,183,989        9,556,161        9,753,499
  Management fees                                                106,231          174,049          146,235
  Service fees -- Class2**                                         9,921           20,745           18,967
  Service fees -- Class3**                                           533            1,564            1,848
  Line of credit                                                      --               --               --
  Accrued foreign tax on capital gains                                --               --               --
Other accrued expenses                                            92,110          118,847          111,074
Interest on securities sold short                                     --               --               --
Unrealized depreciation on forward foreign currency
  contracts                                                        3,926           12,043           16,231
Written call options at value+                                        --               --               --
Due to custodian for foreign cash                                     38              112              107
Due to custodian                                                      --               --               --
Securities sold short, at value#                                      --               --               --
Variation margin on futures contracts                                 --               --               --
                                                          ------------------------------------------------
                                                               3,403,713        9,993,628       10,165,787
                                                          ------------------------------------------------
NET ASSETS                                                $  142,020,215   $  244,652,446   $  214,798,546
                                                          ================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                           $  178,073,667   $  263,158,070   $  212,352,061
Accumulated undistributed net investment income (loss)           706,237        2,488,075        4,032,727
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                (57,410,311)     (49,916,371)     (18,686,963)
Unrealized appreciation (depreciation) on investments         20,648,918       28,913,046       17,083,345
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                          (2,856)          (8,810)         (11,831)
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                  4,560           18,436           29,207
Unrealized appreciation (depreciation) on securities
  sold short                                                          --               --               --
                                                          ------------------------------------------------
                                                          $  142,020,215   $  244,652,446   $  214,798,546
                                                          ================================================
Class 1** (unlimited shares authorized):
Net assets                                                $   60,246,724   $   71,141,951   $   55,067,293
Shares of beneficial interest issued and outstanding           5,464,712        6,141,148        4,654,904
Net asset value, offering and redemption price per share  $        11.02   $        11.58   $        11.83
                                                          ================================================
Class 2** (unlimited shares authorized):
Net assets                                                $   78,735,369   $  164,241,303   $  149,977,943
Shares of beneficial interest issued and outstanding           7,153,304       14,206,190       12,700,461
Net asset value, offering and redemption price per share  $        11.01   $        11.56   $        11.81
                                                          ================================================
Class 3** (unlimited shares authorized):
Net assets                                                $    3,038,122   $    9,269,192   $    9,753,310
Shares of beneficial interest issued and outstanding             276,317          802,564          826,811
Net asset value, offering and redemption price per share  $        11.00   $        11.55   $        11.80
                                                          ================================================
----------
* Cost
 Investment securities                                    $  113,912,311   $  203,087,877   $  193,744,848
                                                          ================================================
 Short-term securities                                    $      800,000   $    1,100,000   $      600,000
                                                          ================================================
 Foreign cash                                             $          (37)  $         (109)  $         (104)
                                                          ================================================
 + Premiums received on options written                   $           --   $           --   $           --
                                                          ================================================
 # Proceeds from securities sold short                    $           --   $           --   $           --
                                                          ================================================

                                                                               ASSET
                                                                             ALLOCATION:
                                                          MULTI-MANAGED     DIVERSIFIED
                                                              INCOME           GROWTH           STOCK
----------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*                          $  168,534,264   $  305,214,813   $  276,714,775
Short-term securities*                                           200,000       37,719,437        4,879,860
Repurchase agreements (cost equals market)                     2,813,000       33,211,000               --
Cash                                                             335,786               --               --
Foreign cash*                                                         --           40,022           61,546
Due from broker                                                       --               --               --
Receivables for --
  Fund shares sold                                               869,374          674,541          480,338
  Dividends and interest                                       2,089,300        1,073,553          291,687
  Sales of investments                                        10,572,908       22,575,928          772,700
Prepaid expenses                                                     502              992              791
Due from adviser                                                      --               --               --
Unrealized appreciation on forward foreign currency
  contracts                                                           --               --               --
Variation margin on futures contracts                              8,650               --               --
                                                          ------------------------------------------------
                                                             185,423,784      400,510,286      283,201,697
                                                          ------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                                            75,996          138,753          105,366
  Purchases of investments                                    12,788,019       45,492,391          483,321
  Management fees                                                111,551          251,628          200,663
  Service fees -- Class2**                                        15,122           29,406           23,196
  Service fees -- Class3**                                         1,397            2,393            1,846
  Line of credit                                                 102,675               --               --
  Accrued foreign tax on capital gains                                --               --               --
Other accrued expenses                                            99,105          116,167          117,531
Interest on securities sold short                                     --           32,899               --
Unrealized depreciation on forward foreign currency
  contracts                                                       17,798               --               --
Written call options at value+                                        --                2               --
Due to custodian for foreign cash                                    165               --               --
Due to custodian                                                      --           25,025               --
Securities sold short, at value#                                      --        1,386,412               --
Variation margin on futures contracts                                 --           81,110               --
                                                          ------------------------------------------------
                                                              13,211,828       47,556,186          931,923
                                                          ------------------------------------------------
NET ASSETS                                                $  172,211,956   $  352,954,100   $  282,269,774
                                                          ================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                           $  163,076,852   $  362,667,393   $  270,589,064
Accumulated undistributed net investment income (loss)         4,273,893        3,644,632          (13,654)
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                 (5,888,068)     (44,392,153)     (32,189,011)
Unrealized appreciation (depreciation) on investments         10,733,403       30,816,575       43,881,745
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                         (12,867)         (11,594)           1,630
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                 28,743          227,803               --
Unrealized appreciation (depreciation) on securities
  sold short                                                          --            1,444               --
                                                          ------------------------------------------------
                                                          $  172,211,956   $  352,954,100   $  282,269,774
                                                          ================================================
Class 1** (unlimited shares authorized):
Net assets                                                $   45,334,173   $  106,694,864   $   87,619,157
Shares of beneficial interest issued and outstanding           3,735,076        9,894,541        5,915,060
Net asset value, offering and redemption price per share  $        12.14   $        10.78   $        14.81
                                                          ================================================
Class 2** (unlimited shares authorized):
Net assets                                                $  118,952,550   $  232,729,569   $  184,179,160
Shares of beneficial interest issued and outstanding           9,817,465       21,613,045       12,491,662
Net asset value, offering and redemption price per share  $        12.12   $        10.77   $        14.74
                                                          ================================================
Class 3** (unlimited shares authorized):
Net assets                                                $    7,925,233   $   13,529,667   $   10,471,457
Shares of beneficial interest issued and outstanding             654,708        1,257,931          711,227
Net asset value, offering and redemption price per share  $        12.10   $        10.76   $        14.72
                                                          ================================================
----------
* Cost
 Investment securities                                    $  157,800,861   $  274,398,238   $  232,833,030
                                                          ================================================
 Short-term securities                                    $      200,000   $   37,719,437   $    4,879,860
                                                          ================================================
 Foreign cash                                             $         (161)  $       39,438   $       60,191
                                                          ================================================
 + Premiums received on options written                   $           --   $        3,450   $           --
                                                          ================================================
 # Proceeds from securities sold short                    $           --   $    1,387,856   $           --
                                                          ================================================

** See Note 1

See Notes to Financial Statements

                                                             LARGE CAP       LARGE CAP        LARGE CAP
                                                              GROWTH         COMPOSITE          VALUE
----------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*                          $   88,758,976   $   33,765,423   $  108,366,024
Short-term securities*                                         1,059,887          208,518        1,920,709
Repurchase agreements (cost equals market)                     1,577,000          426,000        1,198,000
Cash                                                             109,264           47,020            2,431
Foreign cash*                                                         --            3,125               --
Due from broker                                                       --               --               --
Receivables for
  Fund shares sold                                               337,640          173,664          435,709
  Dividends and interest                                          75,325           38,048          175,096
  Sales of investments                                           244,695          404,313          153,659
Prepaid expenses                                                     220               91              268
Due from adviser                                                  13,135           20,658            5,702
Unrealized appreciation on forward foreign currency
  contracts                                                           --               --               --
Variation margin on futures contracts                                 --               --              750
                                                          ------------------------------------------------
                                                              92,176,142       35,086,860      112,258,348
                                                          ------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                                           102,670           35,494           70,275
  Purchases of investments                                       976,992          390,691          513,574
  Management fees                                                 60,444           23,233           74,413
  Service fees -- Class 2**                                        8,953            3,496           11,598
  Service fees -- Class 3**                                          910              402            1,025
  Line of credit                                                      --               --               --
  Accrued foreign tax on capital gains                                --               --               --
Other accrued expenses                                            76,975           62,726           82,508
Interest on securities sold short                                     --               --               --
Unrealized depreciation on forward foreign currency
  contracts                                                           --               --               --
Written call options at value+                                        --               --               --
Due to custodian for foreign cash                                     --               --               --
Due to custodian                                                      --               --               --
Securities sold short, at value#                                      --               --               --
Variation margin on futures contracts                                150              300               --
                                                          ------------------------------------------------
                                                               1,227,094          516,342          753,393
                                                          ------------------------------------------------
NET ASSETS                                                $   90,949,048   $   34,570,518   $  111,504,955
                                                          ================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                           $  102,032,841   $   37,184,064   $  107,124,534
Accumulated undistributed net investment income (loss)              (461)          40,606          935,359
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                (18,932,453)      (4,906,613)      (5,077,139)
Unrealized appreciation (depreciation) on investments          7,845,336        2,248,853        8,513,711
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                              --               78               --
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                  3,785            3,530            8,490
Unrealized appreciation (depreciation) on securities
  sold short                                                          --               --               --
                                                          ------------------------------------------------
                                                          $   90,949,048   $   34,570,518   $  111,504,955
                                                          ================================================
Class 1** (unlimited shares authorized):
Net assets                                                $   14,622,764   $    4,838,023   $   13,864,742
Shares of beneficial interest issued and outstanding           1,860,592          535,187        1,290,082
Net asset value, offering and redemption price per share  $         7.86   $         9.04   $        10.75
                                                          ================================================
Class 2** (unlimited shares authorized):
Net assets                                                $   71,203,858   $   27,637,495   $   92,112,319
Shares of beneficial interest issued and outstanding           9,106,628        3,063,053        8,586,380
Net asset value, offering and redemption price per share  $         7.82   $         9.02   $        10.73
                                                          ================================================
Class 3** (unlimited shares authorized):
Net assets                                                $    5,122,426   $    2,095,000   $    5,527,894
Shares of beneficial interest issued and outstanding             656,230          232,469          515,764
Net asset value, offering and redemption price per share  $         7.81   $         9.01   $        10.72
                                                          ================================================
----------
* Cost
 Investment securities                                    $   80,913,644   $   31,516,573   $   99,852,318
                                                          ================================================
 Short-term securities                                    $    1,059,883   $      208,515   $    1,920,704
                                                          ================================================
 Foreign currency                                         $           --   $           --   $           --
                                                          ================================================
 # Proceeds from securities sold short                    $           --   $           --   $           --
                                                          ================================================
 + Premiums received on options written                   $           --   $           --   $           --
                                                          ================================================

                                                              MID CAP          MID CAP
                                                              GROWTH            VALUE         SMALL CAP
----------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*                          $   89,768,323   $  101,869,795   $   77,094,474
Short-term securities*                                           188,635           74,859           49,906
Repurchase agreements (cost equals market)                     1,626,000        3,561,000        1,424,000
Cash                                                               1,985           35,121          291,391
Foreign cash*                                                         --               --               --
Due from broker                                                       --               --               --
Receivables for
  Fund shares sold                                               204,118          223,806          318,820
  Dividends and interest                                          24,998          125,511           33,717
  Sales of investments                                           246,874          244,471        1,729,630
Prepaid expenses                                                     184              251              159
Due from adviser                                                  14,745           11,325           14,306
Unrealized appreciation on forward foreign currency
  contracts                                                           --               --               --
Variation margin on futures contracts                              2,750            2,750            3,000
                                                          ------------------------------------------------
                                                              92,078,612      106,148,889       80,959,403
                                                          ------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                                           222,403          310,583          123,159
  Purchases of investments                                       587,379          522,876        1,101,639
  Management fees                                                 64,410           73,309           55,643
  Service fees -- Class 2**                                        8,820           10,588            7,700
  Service fees -- Class 3**                                        1,032              972            1,012
  Line of credit                                                      --               --          657,883
  Accrued foreign tax on capital gains                                --               --               --
Other accrued expenses                                            77,256           79,335           73,509
Interest on securities sold short                                     --               --               --
Unrealized depreciation on forward foreign currency
  contracts                                                           --               --               --
Written call options at value+                                        --               --               --
Due to custodian for foreign cash                                     --               --               --
Due to custodian                                                      --               --               --
Securities sold short, at value#                                      --               --               --
Variation margin on futures contracts                                 --               --               --
                                                          ------------------------------------------------
                                                                 961,300          997,663        2,020,545
                                                          ------------------------------------------------
NET ASSETS                                                $   91,117,312   $  105,151,226   $   78,938,858
                                                          ================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                           $   80,336,260   $   84,600,279   $   75,950,834
Accumulated undistributed net investment income (loss)                --          437,357               --
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                 (3,063,060)       2,088,324       (4,662,146)
Unrealized appreciation (depreciation) on investments         13,830,470       18,011,631        7,630,085
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                               7               --               --
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                 13,635           13,635           20,085
Unrealized appreciation (depreciation) on securities
  sold short                                                          --               --               --
                                                          ------------------------------------------------
                                                          $   91,117,312   $  105,151,226   $   78,938,858
                                                          ================================================
Class 1** (unlimited shares authorized):
Net assets                                                $   15,232,539   $   14,034,151   $   11,128,695
Shares of beneficial interest issued and outstanding           1,308,337          911,195        1,245,558
Net asset value, offering and redemption price per share  $        11.64   $        15.40   $         8.93
                                                          ================================================
Class 2** (unlimited shares authorized):
Net assets                                                $   69,968,093   $   85,681,826   $   62,201,347
Shares of beneficial interest issued and outstanding           6,041,398        5,573,639        6,998,100
Net asset value, offering and redemption price per share  $        11.58   $        15.37   $         8.89
                                                          ================================================
Class 3** (unlimited shares authorized):
Net assets                                                $    5,916,680   $    5,435,249   $    5,608,816
Shares of beneficial interest issued and outstanding             511,724          354,035          632,134
Net asset value, offering and redemption price per share  $        11.56   $        15.35   $         8.87
                                                          ================================================
----------
* Cost
 Investment securities                                    $   75,937,857   $   83,858,169   $   69,464,392
                                                          ================================================
 Short-term securities                                    $      188,631   $       74,854   $       49,903
                                                          ================================================
 Foreign currency                                         $           --   $           --   $           --
                                                          ================================================
 # Proceeds from securities sold short                    $           --   $           --   $           --
                                                          ================================================
 + Premiums received on options written                   $           --   $           --   $           --
                                                          ================================================

** See Note 1

See Notes to Financial Statements

                                                                             DIVERSIFIED
                                                           INTERNATIONAL        FIXED            CASH            FOCUS
                                                              EQUITY           INCOME         MANAGEMENT        GROWTH
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*                          $   63,908,573   $  152,382,915   $           --   $   82,954,817
Short-term securities*                                         1,535,831               --       65,838,164           99,690
Repurchase agreements (cost equals market)                     2,811,000        8,479,000        2,210,000          397,000
Cash                                                             260,032          333,614              623          170,173
Foreign cash*                                                  1,250,567               --               --               --
Due from broker                                                   92,646               --               --               --
Receivables for --
  Fund shares sold                                               280,401          649,248          402,853          371,736
  Dividends and interest                                         257,315        1,528,586           23,401           74,174
  Sales of investments                                           908,746          173,434               --               --
Prepaid expenses                                                     121              580              245              168
Due from adviser                                                  26,080               --               --           14,547
Unrealized appreciation on forward foreign currency
  contracts                                                       68,621               --               --               --
Variation margin on futures contracts                            240,229               --               --               --
                                                          -----------------------------------------------------------------
                                                              71,640,162      163,547,377       68,475,286       84,082,305
                                                          -----------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                                           219,238          255,968          505,245           66,176
  Purchases of investments                                       970,466        1,910,583               --               --
  Management fees                                                 56,467           93,548           28,546           70,906
  Service fees -- Class 2**                                        7,044           17,311            6,310            8,878
  Service fees -- Class 3**                                          761            1,606            1,096            1,143
  Line of credit                                                      --               --               --          470,437
  Accrued foreign tax on capital gains                             2,902               --               --               --
Other accrued expenses                                            81,107           97,456           50,175           76,560
Interest on securities sold short                                     --               --               --               --
Unrealized depreciation on forward foreign currency
  contracts                                                       11,170               --               --               --
Due to custodian for foreign cash                                     --               --               --               --
Due to custodian                                                      --               --               --               --
Securities sold short, at value#                                      --               --               --               --
Variation margin on futures contracts                                 --            4,047               --               --
                                                          -----------------------------------------------------------------
                                                               1,349,155        2,380,519          591,372          694,100
                                                          -----------------------------------------------------------------
NET ASSETS                                                $   70,291,007   $  161,166,858   $   67,883,914   $   83,388,205
                                                          =================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                           $   67,541,435   $  150,114,257   $   67,773,013   $   80,098,368
Accumulated undistributed net investment income (loss)           800,102        4,777,816          109,381           (2,127)
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                 (7,208,669)          99,620             (145)     (11,536,616)
Unrealized appreciation (depreciation) on investments          9,187,287        6,200,068            1,665       14,828,394
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                         (88,990)              --               --              186
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                 59,842          (24,903)              --               --
Unrealized appreciation (depreciation) on securities
  sold short                                                          --               --               --               --
                                                          -----------------------------------------------------------------
                                                          $   70,291,007   $  161,166,858   $   67,883,914   $   83,388,205
                                                          =================================================================
Class 1** (unlimited shares authorized):
Net assets                                                $    7,794,266   $   13,922,337   $    7,384,402   $    8,169,919
Shares of beneficial interest issued and outstanding           1,006,324        1,268,777          684,546        1,031,455
Net asset value, offering and redemption price per share  $         7.75   $        10.97   $        10.79   $         7.92
                                                          =================================================================
Class 2** (unlimited shares authorized):
Net assets                                                $   58,219,965   $  138,124,650   $   54,275,873   $   68,443,583
Shares of beneficial interest issued and outstanding           7,523,932       12,609,238        5,039,745        8,685,602
Net asset value, offering and redemption price per share  $         7.74   $        10.95   $        10.77   $         7.88
                                                          =================================================================
Class 3** (unlimited shares authorized):
Net assets                                                $    4,276,776   $    9,119,871   $    6,223,639   $    6,774,703
Shares of beneficial interest issued and outstanding             553,340          834,060          578,467          860,906
Net asset value, offering and redemption price per share  $         7.73   $        10.93   $        10.76   $         7.87
                                                          =================================================================

----------
* Cost
 Investment securities                                    $   54,721,292   $  146,182,847   $           --   $   68,126,424
                                                          =================================================================
 Short-term securities                                    $    1,535,825   $           --   $   65,836,499   $       99,689
                                                          =================================================================
 Foreign currency                                         $    1,222,785   $           --   $           --   $           --
                                                          =================================================================
 + Premiums received on options written                   $           --   $           --   $           --   $           --
                                                          =================================================================
 # Proceeds from securities sold short                    $           --   $           --   $           --   $           --
                                                          =================================================================

                                                                               FOCUS
                                                                               GROWTH
                                                               FOCUS             AND            FOCUS
                                                              TECHNET          INCOME           VALUE
----------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*                          $   34,348,248   $   52,389,948   $   51,546,162
Short-term securities*                                                --          234,000               --
Repurchase agreements (cost equals market)                     1,138,000        3,415,000        1,845,000
Cash                                                                 306              729            2,276
Foreign cash*                                                         --           10,829           57,020
Due from broker                                                       --               --               --
Receivables for --
  Fund shares sold                                                65,200          136,519          262,097
  Dividends and interest                                              13           64,557           62,869
  Sales of investments                                           787,319               --          174,215
Prepaid expenses                                                      46               80               84
Due from adviser                                                  23,458           21,935           22,087
Unrealized appreciation on forward foreign currency
  contracts                                                           --               --               --
Variation margin on futures contracts                                 --               --               --
                                                          ------------------------------------------------
                                                              36,362,590       56,273,597       53,971,810
                                                          ------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                                           101,244           23,692           56,963
  Purchases of investments                                        38,744               --          284,991
  Management fees                                                 36,101           46,376           45,397
  Service fees -- Class 2**                                        4,106            6,231            6,336
  Service fees -- Class 3**                                          678            1,209              789
  Line of credit                                                 574,894               --               --
  Accrued foreign tax on capital gains                                --               --               --
Other accrued expenses                                            58,868           64,219           60,499
Interest on securities sold short                                     --               --               --
Unrealized depreciation on forward foreign currency
  contracts                                                           --               --               --
Due to custodian for foreign cash                                     --               --               --
Due to custodian                                                      --               --               --
Securities sold short, at value#                                      --               --               --
Variation margin on futures contracts                                 --               --               --
                                                          ------------------------------------------------
                                                                 814,635          141,727          454,975
                                                          ------------------------------------------------
NET ASSETS                                                $   35,547,955   $   56,131,870   $   53,516,835
                                                          ================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                           $   35,900,755   $   50,608,383   $   44,130,134
Accumulated undistributed net investment income (loss)            (2,437)          (1,126)         473,672
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                 (3,910,094)      (1,474,991)       3,564,407
Unrealized appreciation (depreciation) on investments          3,559,731        6,997,356        5,348,564
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                              --            2,248               58
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                     --               --               --
Unrealized appreciation (depreciation) on securities
  sold short                                                          --               --               --
                                                          ------------------------------------------------
                                                          $   35,547,955   $   56,131,870   $   53,516,835
                                                          ================================================
Class 1** (unlimited shares authorized):
Net assets                                                $           --   $           --   $           --
Shares of beneficial interest issued and outstanding                  --               --               --
Net asset value, offering and redemption price per share  $           --   $           --   $           --
                                                          ================================================
Class 2** (unlimited shares authorized):
Net assets                                                $   31,718,244   $   49,277,067   $   49,022,380
Shares of beneficial interest issued and outstanding           6,251,701        5,308,995        3,739,860
Net asset value, offering and redemption price per share  $         5.07   $         9.28   $        13.11
                                                          ================================================
Class 3** (unlimited shares authorized):
Net assets                                                $    3,829,711   $    6,854,803   $    4,494,455
Shares of beneficial interest issued and outstanding             755,581          739,559          343,280
Net asset value, offering and redemption price per share  $         5.07   $         9.27   $        13.09
                                                          ================================================

----------
* Cost
 Investment securities                                    $   30,788,517   $   45,392,592   $   46,197,598
                                                          ================================================
 Short-term securities                                    $           --   $      234,000   $           --
                                                          ================================================
 Foreign currency                                         $           --   $        8,687   $       57,090
                                                          ================================================
 + Premiums received on options written                   $           --   $           --   $           --
                                                          ================================================
 # Proceeds from securities sold short                    $           --   $           --   $           --
                                                          ================================================

** See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2004

                                                                               MULTI-
                                                              MULTI-          MANAGED           MULTI-
                                                             MANAGED         MODERATE          MANAGED
                                                              GROWTH          GROWTH        INCOME/EQUITY
----------------------------------------------------------------------------------------------------------
INCOME:
  Interest*                                               $    1,664,916   $    4,135,569   $    5,721,552
  Dividends*                                                     628,134          849,865          541,807
                                                          ------------------------------------------------
    Total income                                               2,293,050        4,985,434        6,263,359
                                                          ------------------------------------------------
EXPENSES:
  Management fees                                              1,104,974        1,766,585        1,478,860
  Custodian fees                                                 158,977          167,679          164,410
  Service fees
    Class 2                                                       98,236          206,011          188,138
    Class 3                                                        1,404            3,720            6,880
  Audit and tax fees                                              35,745           35,745           35,746
  Reports to investors                                            47,784           79,617           69,193
  Legal fees                                                       9,818           12,882           11,785
  Trustees' fees                                                   3,963            6,664            5,876
  Interest expense                                                 3,479            1,642              601
  Other expenses                                                   6,085            8,354            6,478
                                                          ------------------------------------------------
    Total expenses before reimbursement and custody
      credits                                                  1,470,645        2,288,899        1,967,967
    Expenses reimbursed by the investment advisor                     --               --               --
    Custody credits earned on cash balances                         (635)          (1,341)          (1,519)
    Fees paid indirectly (Note 5)                                     --               --               --
                                                          ------------------------------------------------
Net expenses                                                   1,469,830        2,287,558        1,966,448
                                                          ------------------------------------------------
Net investment income (loss)                                     823,220        2,697,876        4,296,911
                                                          ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on investments**                    5,479,327        7,855,697        4,797,241
  Net realized gain (loss) on securties sold short                    --               --               --
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                       (86,920)        (105,269)        (219,733)
  Net realized gain (loss) on futures contracts and
    options contracts                                           (157,247)        (430,986)        (561,364)
  Net realized gain (loss) from investment violations                 --               --               --
  Change in unrealized appreciation (depreciation) on
    investments                                               22,903,333       29,939,597       15,715,476
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                               42,202           19,741           19,278
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                        6,320           20,900           29,207
  Change in unrealized appreciation (depreciation) on
    securities sold short                                             --               --               --
  Change in accrued capital gains tax on unrealized
    appreciation (depreciation)                                       --               --               --
                                                          ------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
    short sales, futures contracts, options contracts,
    swap contracts, foreign currencies, and other
    assets and liabilities                                    28,187,015       37,299,680       19,780,105
                                                          ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $   29,010,235   $   39,997,556   $   24,077,016
                                                          ================================================

----------
* Net of foreign withholding taxes on interest
  and dividends of                                        $        5,887   $        9,397   $        3,210
                                                          ================================================
** Net of foreign withholding taxes on
   capital gains of                                       $           --   $           --   $           --
                                                          ================================================

                                                                               ASSET
                                                                             ALLOCATION:
                                                           MULTI-MANAGED    DIVERSIFIED
                                                              INCOME           GROWTH           STOCK
----------------------------------------------------------------------------------------------------------
INCOME:
  Interest*                                               $    5,896,289   $    2,994,539   $          141
  Dividends*                                                     238,338        3,871,405        2,582,419
                                                          ------------------------------------------------
    Total income                                               6,134,627        6,865,944        2,582,560
                                                          ------------------------------------------------
EXPENSES:
  Management fees                                              1,163,419        2,585,249        2,069,522
  Custodian fees                                                 160,230          215,117          104,038
  Service fees
    Class 2                                                      156,125          295,091          233,189
    Class 3                                                        5,584            7,887            5,979
  Audit and tax fees                                              35,745           36,339           35,150
  Reports to investors                                            56,306          110,079           93,576
  Legal fees                                                      10,605           15,428           14,343
  Trustees' fees                                                   4,921            9,234            7,657
  Interest expense                                                   678               51               --
  Other expenses                                                   5,378           11,448            8,071
                                                          ------------------------------------------------
    Total expenses before reimbursement and custody
      credits                                                  1,598,991        3,285,923        2,571,525
    Expenses reimbursed by the investment advisor                     --               --               --
    Custody credits earned on cash balances                       (1,060)            (398)            (238)
    Fees paid indirectly (Note 5)                                     --          (41,523)              --
                                                          ------------------------------------------------
Net expenses                                                   1,597,931        3,244,002        2,571,287
                                                          ------------------------------------------------
Net investment income (loss)                                   4,536,696        3,621,942           11,273
                                                          ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on investments**                    3,481,226       10,646,519        4,960,176
  Net realized gain (loss) on securties sold short                    --               --               --
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                      (237,393)          (1,193)         (28,736)
  Net realized gain (loss) on futures contracts and
    options contracts                                           (734,294)       8,697,638               --
  Net realized gain (loss) from investment violations                 --           70,415               --
  Change in unrealized appreciation (depreciation) on
    investments                                                7,861,795       50,146,364       62,162,020
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                               (7,298)          (5,119)             704
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                       28,743         (315,987)              --
  Change in unrealized appreciation (depreciation) on
    securities sold short                                             --            1,444               --
  Change in accrued capital gains tax on unrealized
    appreciation (depreciation)                                       --               --               --
                                                          ------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
    short sales, futures contracts, options contracts,
    swap contracts, foreign currencies, and other
    assets and liabilities                                    10,392,779       69,240,081       67,094,164
                                                          ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $   14,929,475   $   72,862,023   $   67,105,437
                                                          ================================================

----------
* Net of foreign withholding taxes on interest
  and dividends of                                        $        1,804   $      154,418   $       35,975
                                                          ================================================
** Net of foreign withholding taxes on
   capital gains of                                       $           --   $           --   $           --
                                                          ================================================

See Notes to Financial Statements.

                                                             LARGE CAP       LARGE CAP         LARGE CAP
                                                              GROWTH         COMPOSITE           VALUE
----------------------------------------------------------------------------------------------------------
INCOME:
  Interest*                                               $       24,221   $        7,012   $       19,106
  Dividends*                                                     793,781          389,309        2,001,989
                                                          ------------------------------------------------
    Total income                                                 818,002          396,321        2,021,095
                                                          ------------------------------------------------
EXPENSES:
  Management fees                                                593,343          230,212          738,234
  Custodian fees                                                 151,949          147,436          153,396
  Service fees
    Class 2                                                       87,233           35,268          111,315
    Class 3                                                        2,357            1,403            2,845
  Audit and tax fees                                              35,759           38,241           35,706
  Reports to investors                                            28,844           11,589           35,187
  Legal fees                                                       7,991            6,337            8,614
  Trustees' fees                                                   2,454              163            2,847
  Interest expense                                                    68               99               11
  Other expenses                                                   2,618              752            3,488
                                                          ------------------------------------------------
    Total expenses before reimbursement and custody
      credits                                                    912,616          471,500        1,091,643
    Expenses reimbursed by the investment advisor                (18,621)        (118,210)          (6,703)
    Custody credits earned on cash balances                         (777)             (76)            (217)
    Fees paid indirectly (Note 5)                                     --               --               --
                                                          ------------------------------------------------
Net expenses                                                     893,218          353,214        1,084,723
                                                          ------------------------------------------------
Net investment income (loss)                                     (75,216)          43,107          936,372
                                                          ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on investments**                      (62,607)         440,646        1,106,250
  Net realized gain (loss) on securties sold short                    --               --               --
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                       (18,039)            (849)          (1,013)
  Net realized gain (loss) on futures contracts and
    options contracts                                            159,048          151,889          255,210
  Net realized gain (loss) from investment violations                 --               --               --
  Change in unrealized appreciation (depreciation) on
    investments                                               18,184,267        6,637,486       24,098,059
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                               11,633               24               (1
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                        1,515            9,395           (4,932
  Change in unrealized appreciation (depreciation) on
    securities sold short                                             --               --               --
  Change in accrued capital gains tax on unrealized
    appreciation (depreciation)                                       --               --               --
                                                          ------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
    short sales, futures contracts, options contracts,
    swap contracts, foreign currencies, and other
    assets and liabilities                                    18,275,817        7,238,591       25,453,573
                                                          ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $   18,200,601   $    7,281,698   $   26,389,945
                                                          ================================================

----------
* Net of foreign withholding taxes on interest
  and dividends of                                        $        2,961   $        1,802   $       12,258
                                                          ================================================
** Net of foreign withholding taxes on
   capital gains of                                       $           --   $           --   $           --
                                                          ================================================

                                                             MID CAP           MID CAP
                                                             GROWTH             VALUE          SMALL CAP
----------------------------------------------------------------------------------------------------------
INCOME:
  Interest*                                               $       16,038   $       18,885   $       31,717
  Dividends*                                                     266,774        1,420,379          351,691
                                                          ------------------------------------------------
    Total income                                                 282,812        1,439,264          383,408
                                                          ------------------------------------------------
EXPENSES:
  Management fees                                                596,943          686,136          516,976
  Custodian fees                                                 151,762          152,185          148,607
  Service fees
    Class 2                                                       80,744           97,454           72,542
    Class 3                                                        3,125            2,598            2,930
  Audit and tax fees                                              35,706           35,706           35,706
  Reports to investors                                            27,466           31,397           24,257
  Legal fees                                                       7,865            8,241            7,571
  Trustees' fees                                                   2,167            2,469            1,588
  Interest expense                                                    11               --              716
  Other expenses                                                   1,634            2,102            1,173
                                                          ------------------------------------------------
    Total expenses before reimbursement and custody
      credits                                                    907,423        1,018,288          812,066
    Expenses reimbursed by the investment advisor                (29,914)         (15,963)         (40,214)
    Custody credits earned on cash balances                         (204)            (416)            (250)
    Fees paid indirectly (Note 5)                                     --               --               --
                                                          ------------------------------------------------
Net expenses                                                     877,305        1,001,909          771,602
                                                          ------------------------------------------------
Net investment income (loss)                                    (594,493)         437,355         (388,194)
                                                          ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on investments**                    8,722,136        3,281,634        6,365,355
  Net realized gain (loss) on securties sold short                    --               --               --
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                           275                2               --
  Net realized gain (loss) on futures contracts and
    options contracts                                            311,837          258,984          540,607
  Net realized gain (loss) from investment violations                 --               --               --
  Change in unrealized appreciation (depreciation) on
    investments                                               17,077,678       24,460,945       13,671,325
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                                    1               --               (1)
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                        6,893              150           12,030
  Change in unrealized appreciation (depreciation) on
    securities sold short                                             --               --               --
  Change in accrued capital gains tax on unrealized
    appreciation (depreciation)                                       --               --               --
                                                          ------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
    short sales, futures contracts, options contracts,
    swap contracts, foreign currencies, and other
    assets and liabilities                                    26,118,820       28,001,715       20,589,316
                                                          ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $   25,524,327   $   28,439,070   $   20,201,122
                                                          ================================================

----------
* Net of foreign withholding taxes on interest
  and dividends of                                        $        1,676   $        2,040   $          620
                                                          ================================================
** Net of foreign withholding taxes on
   capital gains of                                       $           --   $           --   $           --
                                                          ================================================

See Notes to Financial Statements

                                                                             DIVERSIFIED
                                                           INTERNATIONAL        FIXED            CASH            FOCUS
                                                              EQUITY           INCOME         MANAGEMENT        GROWTH
---------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest*                                               $       13,289   $    6,386,896   $      632,785   $       35,977
  Dividends*                                                     869,945           25,940               --          379,820
                                                          -----------------------------------------------------------------
    Total income                                                 883,234        6,412,836          632,785          415,797
                                                          -----------------------------------------------------------------
EXPENSES:
  Management fees                                                460,731        1,144,166          324,720          650,647
  Custodian fees                                                 205,104          161,180           56,219          150,793
  Service fees
    Class 2                                                       57,779          209,245           71,949           83,351
    Class 3                                                        2,489            7,292            4,823            2,960
  Audit and tax fees                                              43,018           38,532           38,582           32,875
  Reports to investors                                            20,247           54,855           18,752           29,533
  Legal fees                                                       7,155           10,850            6,924            7,823
  Trustees' fees                                                     872            5,187            1,937            2,021
  Interest expense                                                    --              232               --              139
  Other expenses                                                   1,201            4,191            1,682            1,895
                                                          -----------------------------------------------------------------
    Total expenses before reimbursement and custody
      credits                                                    798,596        1,635,730          525,588          962,037
    Expenses reimbursed by the investment advisor               (139,182)              --           (1,889)         (37,925)
    Custody credits earned on cash balances                         (275)            (739)            (295)            (548)
    Fees paid indirectly (Note 5)                                     --               --               --               --
                                                          -----------------------------------------------------------------
Net expenses                                                     659,139        1,634,991          523,404          923,564
                                                          -----------------------------------------------------------------
Net investment income (loss)                                     224,095        4,777,845          109,381         (507,767)
                                                          -----------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on investments**                    2,076,396          428,773              284        6,561,754
  Net realized gain (loss) on securties sold short                    --               --               --               --
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                       493,065               --               --           (1,761)
  Net realized gain (loss) on futures contracts and
    options contracts                                            622,518          (42,858)              --               --
  Net realized gain (loss) from investment violations                 --               --               --               --
  Change in unrealized appreciation (depreciation) on
    investments                                               14,427,658        2,009,608            2,245       14,111,325
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                              (52,798)              --               --              (80)
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                      170,864          (24,903)              --               --
  Change in unrealized appreciation (depreciation) on
    securities sold short                                             --               --               --               --
  Change in accrued capital gains tax on unrealized
    appreciation (depreciation)                                   (2,902)              --               --               --
                                                          -----------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
    short sales, futures contracts, options contracts,
    swap contracts, foreign currencies, and other assets
    and liabilities                                           17,734,801        2,370,620            2,529       20,671,238
                                                          -----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $   17,958,896   $    7,148,465   $      111,910   $   20,163,471
                                                          =================================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                            $       78,442   $           --   $           --   $       12,037
                                                          =================================================================
** Net of foreign withholding taxes on
   capital gains of                                       $        2,902   $           --   $           --   $           --
                                                          =================================================================

                                                                               FOCUS
                                                                               GROWTH
                                                               FOCUS             AND            FOCUS
                                                              TECHNET          INCOME           VALUE
----------------------------------------------------------------------------------------------------------
INCOME:
  Interest*                                               $       14,304   $       14,878   $       11,051
  Dividends*                                                       8,972          401,880        1,004,207
                                                          ------------------------------------------------
    Total income                                                  23,276          416,758        1,015,258
                                                          ------------------------------------------------
EXPENSES:
  Management fees                                                292,638          376,847          364,621
  Custodian fees                                                 142,913          143,883          144,415
  Service fees
    Class 2                                                       35,411           54,564           53,391
    Class 3                                                        1,948            3,271            2,170
  Audit and tax fees                                              37,406           35,420           35,190
  Reports to investors                                            10,320           18,942           15,376
  Legal fees                                                       6,226            6,700            4,873
  Trustees' fees                                                     770            1,222            1,168
  Interest expense                                                   955               --              768
  Other expenses                                                   2,316            1,047            1,030
                                                          ------------------------------------------------
    Total expenses before reimbursement and custody
      credits                                                    530,903          641,896          623,002
    Expenses reimbursed by the investment advisor               (127,436)         (93,777)         (92,497)
    Custody credits earned on cash balances                         (331)            (383)            (921)
    Fees paid indirectly (Note 5)                                     --               --               --
                                                          ------------------------------------------------
Net expenses                                                     403,136          547,736          529,584
                                                          ------------------------------------------------
Net investment income (loss)                                    (379,860)        (130,978)         485,674
                                                          ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on investments**                    7,757,459        2,840,675        4,806,163
  Net realized gain (loss) on securties sold short                    --               --               --
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                        (2,117)           9,182           (5,751)
  Net realized gain (loss) on futures contracts and
    options contracts                                             21,919               --           92,314
  Net realized gain (loss) from investment violations                 --               --               --
  Change in unrealized appreciation (depreciation) on
    investments                                                3,446,970        6,924,530        6,778,358
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                                  338           (9,683)             (44)
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                           --               --            7,263
  Change in unrealized appreciation (depreciation) on
    securities sold short                                             --               --               --
  Change in accrued capital gains tax on unrealized
    appreciation (depreciation)                                       --               --               --
                                                          ------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
    short sales, futures contracts, options contracts,
    swap contracts, foreign currencies, and other assets
    and liabilities                                           11,224,569        9,764,704       11,678,303
                                                          ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $   10,844,709   $    9,633,726   $   12,163,977
                                                          ================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                            $          494   $        2,982   $        4,154
                                                          ================================================
** Net of foreign withholding taxes on
   capital gains of                                       $           --         $     --   $           --
                                                          ================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    MULTI-MANAGED
                                                               MULTI-MANAGED GROWTH                MODERATE GROWTH
                                                          -------------------------------   -------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                               ENDED           ENDED             ENDED           ENDED
                                                             MARCH 31,       MARCH 31,         MARCH 31,       MARCH 31,
                                                               2004             2003             2004            2003
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                              $      823,220   $    1,288,536   $    2,697,876   $    3,203,236
Net realized gain (loss) on investments                        5,479,327      (23,153,574)       7,855,697      (23,954,354)
Net realized gain (loss) on securties sold short                      --               --               --               --
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                         (86,920)        (139,163)        (105,269)        (173,121)
Net realized gain (loss) on futures contracts and
  options contracts                                             (157,247)          28,576         (430,986)          36,828
Net realized gain (loss) from investment violations                   --               --               --               --
Change in unrealized appreciation (depreciation) on
  investments                                                 22,903,333         (361,384)      29,939,597         (293,545)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                 42,202          (99,245)          19,741          (72,283)
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                          6,320           (1,760)          20,900           (2,464)
Change in unrealized appreciation (depreciation) on
  securities sold short                                               --               --               --               --
Change in accrued capital gains tax on unrealized
  appreciation (depreciation)                                         --               --               --               --
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  29,010,235      (22,438,014)      39,997,556      (21,255,703)
                                                          -----------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                (573,025)        (912,890)      (1,056,524)      (1,422,661)
Net investment income (Class 2)*                                (602,898)        (736,317)      (2,057,720)      (1,934,190)
Net investment income (Class 3)*                                  (3,351)            (793)         (11,320)          (1,149)
Net realized gain on investments (Class 1)*                           --               --               --               --
Net realized gain on investments (Class 2)*                           --               --               --               --
Net realized gain on investments (Class 3)*                           --               --               --               --
Tax return of capital to shareholders (Class 1)*                      --               --               --               --
Tax return of capital to shareholders (Class 2)*                      --               --               --               --
Tax return of capital to shareholders (Class 3)*                      --               --               --               --
                                                          -----------------------------------------------------------------
Total dividends and distributions to shareholders             (1,179,274)      (1,650,000)      (3,125,564)      (3,358,000)
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 7)                         14,087,897       (9,592,977)      43,219,410       11,270,490
                                                          -----------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                  41,918,858      (33,680,991)      80,091,402      (13,343,213)

NET ASSETS:
Beginning of period                                          100,101,357      133,782,348      164,561,044      177,904,257
                                                          -----------------------------------------------------------------
End of period+                                            $  142,020,215   $  100,101,357   $  244,652,446   $  164,561,044
                                                          =================================================================


----------
+ Included undistributed net investment income
  (loss)                                                  $      706,237   $    1,102,555   $    2,488,075   $    3,021,032
                                                          =================================================================

                                                                   MULTI-MANAGED
                                                                   INCOME/EQUITY
                                                          -------------------------------
                                                           FOR THE YEAR     FOR THE YEAR
                                                               ENDED           ENDED
                                                             MARCH 31,       MARCH 31,
                                                               2004            2003
-----------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                              $    4,296,911   $    4,135,074
Net realized gain (loss) on investments                        4,797,241      (10,413,531)
Net realized gain (loss) on securties sold short                      --               --
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                        (219,733)         (72,546)
Net realized gain (loss) on futures contracts and
  options contracts                                             (561,364)              --
Net realized gain (loss) from investment violations                   --               --
Change in unrealized appreciation (depreciation) on
  investments                                                 15,715,476        2,823,222
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                 19,278          (54,318)
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                         29,207               --
Change in unrealized appreciation (depreciation) on
  securities sold short                                               --               --
Change in accrued capital gains tax on unrealized
  appreciation (depreciation)                                         --               --
                                                          -------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  24,077,016       (3,582,099)
                                                          -------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                              (1,212,449)      (1,446,702)
Net investment income (Class 2)*                              (2,869,969)      (2,153,815)
Net investment income (Class 3)*                                 (65,546)          (1,484)
Net realized gain on investments (Class 1)*                           --               --
Net realized gain on investments (Class 2)*                           --               --
Net realized gain on investments (Class 3)*                           --               --
Tax return of capital to shareholders (Class 1)*                      --               --
Tax return of capital to shareholders (Class 2)*                      --               --
Tax return of capital to shareholders (Class 3)*                      --               --
                                                          -------------------------------
Total dividends and distributions to shareholders             (4,147,964)      (3,602,001)
                                                          -------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 7)                         50,535,037       19,215,494
                                                          -------------------------------
TOTAL INCREASE IN NET ASSETS                                  70,464,089       12,031,394

NET ASSETS:
Beginning of period                                          144,334,457      132,303,063
                                                          -------------------------------
End of period+                                            $  214,798,546   $  144,334,457
                                                          ===============================


----------
+ Included undistributed net investment income
  (loss)                                                  $    4,032,727   $    4,103,513
                                                          ===============================

* See Note 1

See Notes to Financial Statements

                                                                                                        ASSET
                                                                   MULTI-MANAGED                      ALLOCATION:
                                                                      INCOME                      DIVERSIFIED GROWTH
                                                          -------------------------------   -------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                               ENDED           ENDED             ENDED           ENDED
                                                             MARCH 31,       MARCH 31,         MARCH 31,       MARCH 31,
                                                               2004             2003             2004            2003
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                              $    4,536,696   $    4,220,182   $    3,621,942   $    3,498,223
Net realized gain (loss) on investments                        3,481,226       (3,642,418)      10,646,519      (25,621,003)
Net realized gain (loss) on securties sold short                      --               --               --          749,075
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                        (237,393)         (31,199)          (1,193)          20,383
Net realized gain (loss) on futures contracts and
  options contracts                                             (734,294)              --        8,697,638      (13,539,333)
Net realized gain (loss) from investment violations                   --               --           70,415               --
Change in unrealized appreciation (depreciation) on
  investments                                                  7,861,795        3,736,709       50,146,364      (19,049,031)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                 (7,298)         (13,720)          (5,119)          (5,394)
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                         28,743               --         (315,987)         844,396
Change in unrealized appreciation (depreciation) on
  securities sold short                                               --               --            1,444               --
Change in accrued capital gains tax on unrealized
  appreciation (depreciation)                                         --               --               --               --
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  14,929,475        4,269,554       72,862,023      (53,102,684)
                                                          -----------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                              (1,252,180)      (1,320,473)      (1,289,579)      (1,371,801)
Net investment income (Class 2)*                              (2,969,066)      (2,027,715)      (2,332,551)      (1,704,927)
Net investment income (Class 3)*                                 (58,735)          (1,812)         (31,653)          (1,272)
Net realized gain on investments (Class 1)*                           --               --               --               --
Net realized gain on investments (Class 2)*                           --               --               --               --
Net realized gain on investments (Class 3)*                           --               --               --               --
Tax return of capital to shareholders (Class 1)*                      --               --               --               --
Tax return of capital to shareholders (Class 2)*                      --               --               --               --
Tax return of capital to shareholders (Class 3)*                      --               --               --               --
                                                          -----------------------------------------------------------------
Total dividends and distributions to shareholders             (4,279,981)      (3,350,000)      (3,653,783)      (3,078,000)
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 7)                         36,903,910       26,158,182       48,052,651       43,137,627
                                                          -----------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                  47,553,404       27,077,736      117,260,891      (13,043,057)

NET ASSETS:
Beginning of period                                          124,658,552       97,580,816      235,693,209      248,736,266
                                                          -----------------------------------------------------------------
End of period+                                            $  172,211,956   $  124,658,552   $  352,954,100   $  235,693,209
                                                          =================================================================


----------
+ Included undistributed net investment income
  (loss)                                                  $    4,273,893   $    4,254,571   $    3,644,632   $    3,593,223
                                                          =================================================================

                                                                       STOCK
                                                          -------------------------------
                                                           FOR THE YEAR     FOR THE YEAR
                                                               ENDED           ENDED
                                                             MARCH 31,       MARCH 31,
                                                               2004            2003
-----------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                              $       11,273   $       73,751
Net realized gain (loss) on investments                        4,960,176      (22,138,349)
Net realized gain (loss) on securties sold short                      --               --
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                         (28,736)         (32,373)
Net realized gain (loss) on futures contracts and
  options contracts                                                   --               --
Net realized gain (loss) from investment violations                   --               --
Change in unrealized appreciation (depreciation) on
  investments                                                 62,162,020      (28,847,872)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                    704              517
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                             --               --
Change in unrealized appreciation (depreciation) on
  securities sold short                                               --               --
Change in accrued capital gains tax on unrealized
  appreciation (depreciation)                                         --               --
                                                          -------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  67,105,437      (50,944,326)
                                                          -------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                 (28,837)              --
Net investment income (Class 2)*                                      --               --
Net investment income (Class 3)*                                      --               --
Net realized gain on investments (Class 1)*                           --               --
Net realized gain on investments (Class 2)*                           --               --
Net realized gain on investments (Class 3)*                           --               --
Tax return of capital to shareholders (Class 1)*                      --               --
Tax return of capital to shareholders (Class 2)*                      --               --
Tax return of capital to shareholders (Class 3)*                      --               --
                                                          -------------------------------
Total dividends and distributions to shareholders                (28,837)              --
                                                          -------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 7)                         29,107,177       33,269,310
                                                          -------------------------------
TOTAL INCREASE IN NET ASSETS                                  96,183,777      (17,675,016)

NET ASSETS:
Beginning of period                                          186,085,997      203,761,013
                                                          -------------------------------
End of period+                                            $  282,269,774   $  186,085,997
                                                          ===============================


----------
+ Included undistributed net investment income
  (loss)                                                  $      (13,654)  $       19,624
                                                          ===============================

* See Note 1

See Notes to Financial Statements

                                                                  LARGE-CAP GROWTH                LARGE-CAP COMPOSITE
                                                          -------------------------------   -------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                               ENDED           ENDED             ENDED           ENDED
                                                             MARCH 31,       MARCH 31,         MARCH 31,       MARCH 31,
                                                               2004             2003             2004            2003
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                              $      (75,216)  $      (14,809)  $       43,107   $       60,931
Net realized gain (loss) on investments                          (62,607)      (8,992,124)         440,646       (2,814,617)
Net realized gain (loss) on securties sold short                      --               --               --               --
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                         (18,039)         (54,396)            (849)          (1,064)
Net realized gain (loss) on futures contracts and
  options contracts                                              159,048         (248,743)         151,889         (127,070)
Net realized gain (loss) from investment violations                   --               --               --               --
Change in unrealized appreciation (depreciation) on
  investments                                                 18,184,267       (6,713,523)       6,637,486       (4,392,332)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                 11,633          (32,858)              24               45
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                          1,515           17,024            9,395           (5,757)
Change in unrealized appreciation (depreciation) on
  securities sold short                                               --               --               --               --
Change in accrued capital gains tax on unrealized
  appreciation (depreciation)                                         --               --               --               --
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  18,200,601      (16,039,429)       7,281,698       (7,279,864)
                                                          -----------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                      --               --           (9,148)         (16,282)
Net investment income (Class 2)*                                      --               --          (17,693)         (31,535)
Net investment income (Class 3)*                                      --               --             (144)            (183)
Net realized gain on investments (Class 1)*                           --               --               --               --
Net realized gain on investments (Class 2)*                           --               --               --               --
Net realized gain on investments (Class 3)*                           --               --               --               --
Tax return of capital to shareholders (Class 1)*                      --               --               --               --
Tax return of capital to shareholders (Class 2)*                      --               --               --               --
Tax return of capital to shareholders (Class 3)*                      --               --               --               --
                                                          -----------------------------------------------------------------
Total dividends and distributions to shareholders                     --               --          (26,985)         (48,000)
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 7)                         18,736,319        9,966,787        6,060,794          489,371
                                                          -----------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                  36,936,920       (6,072,642)      13,315,507       (6,838,493)

NET ASSETS:

Beginning of period                                           54,012,128       60,084,770       21,255,011       28,093,504
                                                          -----------------------------------------------------------------
End of period+                                            $   90,949,048   $   54,012,128   $   34,570,518   $   21,255,011
                                                          =================================================================


----------
+ Included undistributed net investment income
  (loss)                                                  $         (461)  $      (34,015)  $       40,606   $       26,058
                                                          =================================================================

                                                                  LARGE-CAP VALUE
                                                          -------------------------------
                                                           FOR THE YEAR     FOR THE YEAR
                                                               ENDED           ENDED
                                                             MARCH 31,       MARCH 31,
                                                               2004            2003
-----------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                              $      936,372   $      710,716
Net realized gain (loss) on investments                        1,106,250       (5,409,698)
Net realized gain (loss) on securties sold short                      --               --
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                          (1,013)              --
Net realized gain (loss) on futures contracts and
  options contracts                                              255,210         (501,965)
Net realized gain (loss) from investment violations                   --               --
Change in unrealized appreciation (depreciation) on
  investments                                                 24,098,059      (15,251,199)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                     (1)               2
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                         (4,932)          17,872
Change in unrealized appreciation (depreciation) on
  securities sold short                                               --               --
Change in accrued capital gains tax on unrealized
  appreciation (depreciation)                                         --               --
                                                          -------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  26,389,945      (20,434,272)
                                                          -------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                (112,466)         (37,121)
Net investment income (Class 2)*                                (586,681)        (139,613)
Net investment income (Class 3)*                                  (5,095)            (266)
Net realized gain on investments (Class 1)*                           --          (52,431)
Net realized gain on investments (Class 2)*                           --         (235,122)
Net realized gain on investments (Class 3)*                           --             (447)
Tax return of capital to shareholders (Class 1)*                      --               --
Tax return of capital to shareholders (Class 2)*                      --               --
Tax return of capital to shareholders (Class 3)*                      --               --
                                                          -------------------------------
Total dividends and distributions to shareholders               (704,242)        (465,000)
                                                          -------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 7)                         23,083,718       14,628,092
                                                          -------------------------------
TOTAL INCREASE IN NET ASSETS                                  48,769,421       (6,271,180)

NET ASSETS:

Beginning of period                                           62,735,534       69,006,714
                                                          -------------------------------
End of period+                                            $  111,504,955   $   62,735,534
                                                          ===============================


----------
+ Included undistributed net investment income
  (loss)                                                  $      935,359   $      704,242
                                                          ===============================

* See Note 1


See Notes to Financial Statements.

                                                                  MID-CAP GROWTH                     MID-CAP VALUE
                                                          -------------------------------   -------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                               ENDED           ENDED             ENDED           ENDED
                                                             MARCH 31,       MARCH 31,         MARCH 31,       MARCH 31,
                                                               2004             2003             2004            2003
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                              $     (594,493)  $     (358,134)  $      437,355   $      533,914
Net realized gain (loss) on investments                        8,722,136       (7,331,841)       3,281,634         (783,208)
Net realized gain (loss) on securties sold short                      --               --               --               --
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                             275            1,135                2               (3)
Net realized gain (loss) on futures contracts and
  options contracts                                              311,837         (210,977)         258,984         (306,503)
Net realized gain (loss) from investment violations                   --               --               --               --
Change in unrealized appreciation (depreciation) on
  investments                                                 17,077,678       (5,464,615)      24,460,945      (13,864,811)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                      1              136               --               --
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                          6,893           (5,770)             150             (587)
Change in unrealized appreciation (depreciation) on
  securities sold short                                               --               --               --               --
Change in accrued capital gains tax on unrealized
  appreciation (depreciation)                                         --               --               --               --
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  25,524,327      (13,370,066)      28,439,070      (14,421,198)
                                                          -----------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                      --               --          (90,913)         (25,864)
Net investment income (Class 2)*                                      --               --         (418,356)         (75,973)
Net investment income (Class 3)*                                      --               --           (3,425)            (163)
Net realized gain on investments (Class 1)*                           --               --           (9,510)        (178,740)
Net realized gain on investments (Class 2)*                           --               --          (53,215)        (670,818)
Net realized gain on investments (Class 3)*                           --               --             (460)          (1,442)
Tax return of capital to shareholders (Class 1)*                      --               --               --               --
Tax return of capital to shareholders (Class 2)*                      --               --               --               --
Tax return of capital to shareholders (Class 3)*                      --               --               --               --
                                                          -----------------------------------------------------------------
Total dividends and distributions to shareholders                     --               --         (575,879)        (953,000)
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 7)                         22,695,828        4,044,174       20,008,310        9,685,616
                                                          -----------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                  48,220,155       (9,325,892)      47,871,501       (5,688,582)

NET ASSETS:
Beginning of period                                           42,897,157       52,223,049       57,279,725       62,968,307
                                                          -----------------------------------------------------------------
End of period+                                            $   91,117,312   $   42,897,157   $  105,151,226   $   57,279,725
                                                          =================================================================


----------
+ Included undistributed net investment income
  (loss)                                                  $           --   $           --   $      437,357   $      512,694
                                                          =================================================================

                                                                     SMALL-CAP
                                                          -------------------------------
                                                           FOR THE YEAR     FOR THE YEAR
                                                               ENDED           ENDED
                                                             MARCH 31,       MARCH 31,
                                                               2004            2003
-----------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                              $     (388,194)  $     (182,807)
Net realized gain (loss) on investments                        6,365,355       (6,105,063)
Net realized gain (loss) on securties sold short                      --               --
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                              --               --
Net realized gain (loss) on futures contracts and
  options contracts                                              540,607          (76,587)
Net realized gain (loss) from investment violations                   --               --
Change in unrealized appreciation (depreciation) on
  investments                                                 13,671,325       (7,205,404)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                     (1)               1
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                         12,030          (18,857)
Change in unrealized appreciation (depreciation) on
  securities sold short                                               --               --
Change in accrued capital gains tax on unrealized
  appreciation (depreciation)                                         --               --
                                                          -------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  20,201,122      (13,588,717)
                                                          -------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                      --               --
Net investment income (Class 2)*                                      --               --
Net investment income (Class 3)*                                      --               --
Net realized gain on investments (Class 1)*                           --               --
Net realized gain on investments (Class 2)*                           --               --
Net realized gain on investments (Class 3)*                           --               --
Tax return of capital to shareholders (Class 1)*                      --               --
Tax return of capital to shareholders (Class 2)*                      --               --
Tax return of capital to shareholders (Class 3)*                      --               --
                                                          -------------------------------
Total dividends and distributions to shareholders                     --               --
                                                          -------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 7)                         22,544,196        6,554,578
                                                          -------------------------------
TOTAL INCREASE IN NET ASSETS                                  42,745,318       (7,034,139)

NET ASSETS:
Beginning of period                                           36,193,540       43,227,679
                                                          -------------------------------
End of period+                                            $   78,938,858   $   36,193,540
                                                          ===============================


----------
+ Included undistributed net investment income
  (loss)                                                  $           --   $           --
                                                          ===============================

* See Note 1


See Notes to Financial Statements

                                                                INTERNATIONAL EQUITY           DIVERSIFIED FIXED INCOME
                                                          -------------------------------   -------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                               ENDED           ENDED             ENDED           ENDED
                                                             MARCH 31,       MARCH 31,         MARCH 31,       MARCH 31,
                                                               2004             2003             2004            2003
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                              $      224,095   $      110,167   $    4,777,845   $    3,491,443
Net realized gain (loss) on investments                        2,076,396       (3,292,942)         428,773          985,831
Net realized gain (loss) on securties sold short                      --               --               --               --
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                         493,065          298,503               --               --
Net realized gain (loss) on futures contracts and
  options contracts                                              622,518       (1,284,896)         (42,858)              --
Net realized gain (loss) from investment violation                    --               --               --               --
Change in unrealized appreciation (depreciation) on
  investments                                                 14,427,658       (4,215,657)       2,009,608        4,770,732
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                (52,798)         (32,952)              --               --
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                        170,864         (125,080)         (24,903)              --
Change in unrealized appreciation (depreciation) on
  securities sold short                                               --               --               --               --
Change in accrued capital gains tax on unrealized
  appreciation (depreciation)                                     (2,902)              --               --               --
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  17,958,896       (8,542,857)       7,148,465        9,248,006
                                                          -----------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                 (68,403)         (27,871)        (366,520)         (80,912)
Net investment income (Class 2)*                                (375,494)         (54,884)      (3,066,731)        (479,663)
Net investment income (Class 3)*                                  (5,371)            (244)         (53,844)            (425)
Net realized gain on investments (Class 1)*                           --               --               --               --
Net realized gain on investments (Class 2)*                           --               --               --               --
Net realized gain on investments (Class 3)*                           --               --               --               --
Tax return of capital to shareholders (Class 1)*                      --               --               --               --
Tax return of capital to shareholders (Class 2)*                      --               --               --               --
Tax return of capital to shareholders (Class 3)*                      --               --               --               --
                                                          -----------------------------------------------------------------
Total dividends and distributions to shareholders               (449,268)         (82,999)      (3,487,095)        (561,000)
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 7)                         25,197,040        8,239,554        2,978,642       82,502,969
                                                          -----------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                  42,706,668         (386,302)       6,640,012       91,189,975

NET ASSETS:
Beginning of period                                           27,584,339       27,970,641      154,526,846       63,336,871
                                                          -----------------------------------------------------------------
End of period+                                            $   70,291,007   $   27,584,339   $  161,166,858   $  154,526,846
                                                          =================================================================


----------
+ Included undistributed net investment income
  (loss)                                                  $      800,102   $      363,573   $    4,777,816   $    3,487,066
                                                          =================================================================

                                                                  CASH MANAGEMENT
                                                          -------------------------------
                                                           FOR THE YEAR     FOR THE YEAR
                                                               ENDED           ENDED
                                                             MARCH 31,       MARCH 31,
                                                               2004            2003
-----------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                              $      109,381   $      361,447
Net realized gain (loss) on investments                              284              (35)
Net realized gain (loss) on securties sold short                      --               --
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                              --               --
Net realized gain (loss) on futures contracts and
  options contracts                                                   --               --
Net realized gain (loss) from investment violation                    --               --
Change in unrealized appreciation (depreciation) on
  investments                                                      2,245               --
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                     --            7,314
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                             --               --
Change in unrealized appreciation (depreciation) on
  securities sold short                                               --               --
Change in accrued capital gains tax on unrealized
  appreciation (depreciation)                                         --               --
                                                          -------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                     111,910          368,726
                                                          -------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                 (47,298)         (93,011)
Net investment income (Class 2)*                                (294,238)        (607,687)
Net investment income (Class 3)*                                 (14,826)          (1,301)
Net realized gain on investments (Class 1)*                           --               --
Net realized gain on investments (Class 2)*                           --               --
Net realized gain on investments (Class 3)*                           --               --
Tax return of capital to shareholders (Class 1)*                      --               --
Tax return of capital to shareholders (Class 2)*                      --               --
Tax return of capital to shareholders (Class 3)*                      --               --
                                                          -------------------------------
Total dividends and distributions to shareholders               (356,362)        (701,999)
                                                          -------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 7)                          4,886,163       20,568,323
                                                          -------------------------------
TOTAL INCREASE IN NET ASSETS                                   4,641,711       20,235,050

NET ASSETS:
Beginning of period                                           63,242,203       43,007,153
                                                          -------------------------------
End of period+                                            $   67,883,914   $   63,242,203
                                                          ===============================


----------
+ Included undistributed net investment income
  (loss)                                                  $      109,381   $      356,362
                                                          ===============================

* See Note 1


See Notes to Financial Statements

                                                                    FOCUS GROWTH                     FOCUS TECHNET
                                                          -------------------------------   -------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                               ENDED            ENDED           ENDED            ENDED
                                                             MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                               2004             2003             2004            2003
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                              $     (507,767)  $     (215,527)  $     (379,860)  $     (121,133)
Net realized gain (loss) on investments                        6,561,754       (8,744,407)       7,757,459       (3,973,130)
Net realized gain (loss) on securties sold short                      --               --               --          203,517
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                          (1,761)            (161)          (2,117)             599
Net realized gain (loss) on futures contracts and
  options contracts                                                   --               --           21,919           15,175
Net realized gain (loss) from investment violations                   --               --               --               --
Change in unrealized appreciation (depreciation) on
  investments                                                 14,111,325       (1,066,535)       3,446,970         (272,386)
Change in unrealized foreign exchange gain (loss) on
  other assets and liabilities                                       (80)             266              338             (338)
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                             --               --               --          (63,561)
Change in unrealized appreciation (depreciation) on
  securities sold short                                               --               --               --               --
Change in accrued capital gains tax on unrealized
  appreciation (depreciation)                                         --               --               --               --
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  20,163,471      (10,026,364)      10,844,709       (4,211,257)
                                                          -----------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                      --               --               --               --
Net investment income (Class 2)*                                      --               --               --               --
Net investment income (Class 3)*                                      --               --               --               --
Net realized gain on investments (Class 1)*                           --               --               --               --
Net realized gain on investments (Class 2)*                           --               --               --               --
Net realized gain on investments (Class 3)*                           --               --               --               --
Tax return of capital to shareholders (Class 1)*                      --               --               --               --
Tax return of capital to shareholders (Class 2)*                      --               --               --               --
Tax return of capital to shareholders (Class 3)*                      --               --               --               --
                                                          -----------------------------------------------------------------
Total dividends and distributions to shareholders                     --               --               --               --
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 7)                         23,827,976        7,664,669       13,018,107        3,373,947
                                                          -----------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                  43,991,447       (2,361,695)      23,862,816         (837,310)

NET ASSETS:
Beginning of period                                           39,396,758       41,758,453       11,685,139       12,522,449
                                                          -----------------------------------------------------------------
End of period+                                            $   83,388,205   $   39,396,758   $   35,547,955   $   11,685,139
                                                          =================================================================


----------
+ Included undistributed net investment income (loss)     $       (2,127)      $       --   $       (2,437)  $         (872)
                                                          =================================================================

* See Note 1


See Notes to Financial Statements

                                                              FOCUS GROWTH AND INCOME                 FOCUS VALUE
                                                          -------------------------------   -------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                               ENDED            ENDED           ENDED            ENDED
                                                             MARCH 31,        MARCH 31,        MARCH 31,       MARCH 31,
                                                               2004             2003             2004             2003
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                              $     (130,978)  $      (63,599)  $      485,674   $      120,987
Net realized gain (loss) on investments                        2,840,675       (2,547,326)       4,806,163       (1,458,629)
Net realized gain (loss) on securties sold short                      --               --               --               --
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                           9,182            5,560           (5,751)          11,347
Net realized gain (loss) on futures contracts and
  options contracts                                                   --               --           92,314          138,801
Net realized gain (loss) from investment violations                   --               --               --               --
Change in unrealized appreciation (depreciation) on
  investments                                                  6,924,530       (1,031,420)       6,778,358       (2,834,522)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                 (9,683)          11,931              (44)              99
Change in unrealized appreciation (depreciation)
  on futures contracts and options contracts                          --               --            7,263           (7,263)
Change in unrealized appreciation (depreciation) on
  securities sold short                                               --               --               --               --
Change in accrued capital gains tax on unrealized
  appreciation (depreciation)                                         --               --               --               --
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   9,633,726       (3,624,854)      12,163,977       (4,029,180)
                                                          -----------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                      --               --               --               --
Net investment income (Class 2)*                                      --               --               --         (128,339)
Net investment income (Class 3)*                                      --               --               --             (702)
Net realized gain on investments (Class 1)*                           --               --               --               --
Net realized gain on investments (Class 2)*                           --               --               --         (465,420)
Net realized gain on investments (Class 3)*                           --               --               --           (2,764)
Tax return of capital to shareholders (Class 1)*                      --               --               --               --
Tax return of capital to shareholders (Class 2)*                      --               --               --          (56,397)
Tax return of capital to shareholders (Class 3)*                      --               --               --             (378)
                                                          -----------------------------------------------------------------
Total dividends and distributions to shareholders                     --               --               --         (654,000)
                                                          -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 7)                         27,250,867        1,479,619       22,132,760        4,314,481
                                                          -----------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                  36,884,593       (2,145,235)      34,296,737         (368,699)

NET ASSETS:
Beginning of period                                           19,247,277       21,392,512       19,220,098       19,588,797
                                                          -----------------------------------------------------------------
End of period+                                            $   56,131,870   $   19,247,277   $   53,516,835   $   19,220,098
                                                          =================================================================

----------
+ Included undistributed net investment income (loss)     $       (1,126)    $         --   $      473,672   $       (6,251)
                                                          =================================================================

* See Note 1


See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Seasons Series Trust the ("Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end, management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts or variable life policies (collectively the "Variable Contracts"). Individuals cannot invest in the Portfolios directly. Instead, they participate through Variable Contracts offered by life insurance companies ("the Life Company"). AIG SunAmerica Asset Management Corp. ("SAAMCo"), an affiliate of the Life Company and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), or the "Adviser", manages the Trust.

The Trust currently consists of 19 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objective. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Annuity Contract prospectus. Thirteen additional Portfolios, called the "Seasons Select Portfolios" and the "Seasons Focused Portfolios," are available in addition to the Seasons Portfolios as variable investment options under Variable Contracts offered by the Life Company. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

The Board of Trustees approved the creation of Class 3 shares and the renaming of Class A and B shares to Class 1 and Class 2 shares, respectively, effective November 11, 2002. All shares of each Portfolio are offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each classes' average daily net assets.

The investment objectives for each Portfolio are as follows:

SEASONS PORTFOLIOS

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.

The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.

The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.

The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets to equity securities and approximately 20% of its assets to fixed income securities.

The STOCK PORTFOLIO seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

SEASONS SELECT PORTFOLIOS

The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium sized companies selected through a growth strategy.

The MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium sized companies selected through a value strategy.

The SMALL CAP PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income and secondarily capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The CASH MANAGEMENT PORTFOLIO seek high current yield while preserving capital by investing in a diversified selection of money market instruments.

SEASONS FOCUSED PORTFOLIOS

The FOCUS GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities of large-cap companies that offer the potential for long term growth of capital. Under normal circumstances, at least 80% of its net assets will be invested in large-cap companies.

The FOCUS TECHNET PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that are believed to benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The FOCUS GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that are believed to have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. A growth orientation or value orientation may be emphasized at any particular time.

The FOCUS VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of a value criteria, without regard to market capitalization.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income and Cash Management Portfolios, is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The three Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Management LLC ("Janus"), and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

                                                                 AGGRESSIVE                                  FIXED
                                                                   GROWTH        GROWTH      BALANCED       INCOME
                                                                  COMPONENT     COMPONENT    COMPONENT     COMPONENT
                             PORTFOLIO                           SUNAMERICA       JANUS     SUNAMERICA        WMC
     -----------------------------------------------------------------------------------------------------------------
     Multi-Managed Growth                                            20%           40%           20%           20%
     Multi-Managed Moderate Growth                                   18%           28%           18%           36%
     Multi-Managed Income/Equity                                      0%           18%           28%           54%
     Multi-Managed Income                                             0%            8%           17%           75%

Differences in investment returns among the Managed Components may cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to replicate a relevant index, or the relevant subset of an index.

The Seasons Focused Portfolios offer you access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon last-reported bid price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment advisor deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities then the securities are valued at fair value as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. India, Thailand, and certain other countries tax regulations require that taxes be paid in capital gains realized by the Fund. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios, which earn foreign income and capital gains, may be subject to foreign withholding taxes at various rates.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class.)

Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
(loss), net realized gain (loss), and net assets are not affected.

The Trust intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal Agency obligations. The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At March 31, 2004, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                    PERCENTAGE      PRINCIPAL
     PORTFOLIO                                       INTEREST        AMOUNT
     -------------------------------------------------------------------------
     Multi-Managed Growth                              5.39%      $  3,879,000
     Multi-Managed Moderate Growth                     7.26          5,227,000
     Multi-Managed Income/Equity                       0.33            240,000
     Large Cap Composite                               0.21            151,000
     Diversified Fixed Income                          0.80            573,000
     Cash Management                                   0.29            210,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated March 31, 2004, bearing interest at a rate of 0.92% per annum, with a principal amount of $72,011,000, a repurchase price of $72,012,840, a maturity date of April 1, 2004. The repurchase agreement is collateralized by the following:

                                              INTEREST    MATURITY      PRINCIPAL      MARKET
     TYPE OF COLLATERAL                         RATE        DATE         AMOUNT         VALUE
     -------------------------------------------------------------------------------------------
     U.S. Treasury Bills                        0.86%     6/10/2004   $ 12,280,000  $ 12,255,440
     U.S. Treasury Bills                        0.93       5/6/2004     20,430,000    20,404,463
     U.S. Treasury Notes                        4.63      5/15/2006     18,920,000    20,405,239
     U.S. Treasury Notes                        6.88      5/15/2006     17,995,000    20,403,523

In addition, at March 31, 2004, certain Portfolios held an undivided interest in two separate joint repurchase agreements with UBS Warburg, LLC. The following Portfolios held the first one:

                                                   PERCENTAGE       PRINCIPAL
     PORTFOLIO                                      INTEREST         AMOUNT
     -------------------------------------------------------------------------
     Multi-Managed Growth                             1.33%        $ 2,000,000
     Multi-Managed Moderate Growth                    2.67           4,000,000
     Diversified Fixed Income                         4.00           6,000,000
     Cash Management                                  1.33           2,000,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated March 31, 2004, bearing interest at a rate of 0.99% per annum, with a principal amount of $150,000,000, a repurchase price of $150,004,125, and a maturity date of April 1, 2004. The repurchase agreement is collateralized by the following:

                                               INTEREST    MATURITY       PRINCIPAL         MARKET
     TYPE OF COLLATERAL                          RATE        DATE          AMOUNT            VALUE
     -------------------------------------------------------------------------------------------------
     U.S. Treasury Inflation Index Note          3.00%     7/15/2012    $ 130,075,000    $ 153,003,320

The second UBS Warburg, LLC joint repurchase agreement was held in the following
Portfolios:

                                                             PERCENTAGE       PRINCIPAL
     PORTFOLIO                                                INTEREST          AMOUNT
     ----------------------------------------------------------------------------------
     Multi-Managed Growth                                       0.27%       $   225,000
     Multi-Managed Moderate Growth                              0.55            455,000
     Multi-Managed Income/Equity                                0.69            570,000
     Multi-Managed Income                                       3.03          2,515,000
     Large Cap Value                                            0.85            710,000
     Mid Cap Growth                                             1.08            895,000
     Diversified Fixed Income                                   1.16            965,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated March 31, 2004, bearing interest at a rate of 1.00% per annum, with a principal amount of $83,120,000, a repurchase price of $83,122,309, and a maturity date of April 1, 2004. The repurchase agreement is collateralized by the following:

                                                  INTEREST     MATURITY      PRINCIPAL        MARKET
     TYPE OF COLLATERAL                             RATE         DATE          AMOUNT         VALUE
     --------------------------------------------------------------------------------------------------
     U.S. Treasury Bonds                            8.88%      8/15/2017    $ 50,000,000   $ 73,650,092
     U.S. Treasury Bonds                            7.25       8/15/2022       8,517,000     11,200,817

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

At March 31, 2004, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the International Equity Portfolio includes amounts set aside for margin requirements for open futures contracts.

MORTGAGE-BACKED DOLLAR ROLLS: During the year ended March 31, 2004, the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset
Allocation: Diversified Growth Portfolio and Diversified Fixed Income Portfolio entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio and Diversified Fixed Income Portfolio had TBA Rolls outstanding at period-end, which are included in receivables for sales of investments and payables for purchases of investments in the Statement of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed transaction costs.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

During the year ended March 31, 2004, transactions in written option contracts were as follows:

                                                          MULTI-MANAGED             MULTI-MANAGED           ASSET ALLOCATION:
                                                            GROWTH                 MODERATE GROWTH         DIVERSIFIED GROWTH
                                                    -----------------------   -----------------------   -----------------------
                                                     CONTRACTS     AMOUNT      CONTRACTS     AMOUNT      CONTRACTS     AMOUNT
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Written option contracts as of March 31, 2003               --   $       --           --   $       --           --   $       --
Options written during the period                         (402)     (88,719)        (612)    (135,023)     (77,297)     (18,914)
Written options closed during the period                   402       95,251          612      143,778       60,869          811
Net realized gain (loss) on written options closed          --       (6,532)          --       (8,755)                   14,653
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Written option contracts as of March 31, 2004               --   $       --           --   $       --      (16,428)  $   (3,450)
                                                    ==========   ==========   ==========   ==========   ==========   ==========

SHORT SALES: Certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                                   FOR THE YEAR ENDING MARCH 31, 2004
                                        ------------------------------------------------------------------------------------
                                                        DISTRIBUTABLE EARNINGS                      TAX DISTRIBUTIONS
                                        --------------------------------------------------  --------------------------------
                                                            LONG-TERM        UNREALIZED
                                            ORDINARY       GAIN/CAPITAL     APPRECIATION        ORDINARY         LONG-TERM
PORTFOLIO                                    INCOME      LOSS CARRYOVER    (DEPRECIATION)*       INCOME            GAIN
----------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                    $       712,134  $   (56,088,511)  $    19,332,748  $     1,179,274    $          --
Multi-Managed Moderate Growth                 2,555,430      (48,733,471)       27,751,816        3,125,564               --
Multi-Managed Income/Equity                   4,307,724      (17,907,972)       16,337,961        4,147,964               --
Multi-Managed Income                          4,367,241       (5,604,204)       10,483,213        4,279,981               --
Asset Allocation: Diversified Growth          3,875,866      (36,242,032)       22,653,737        3,653,783               --
Stock                                                --      (25,455,099)       37,149,802           28,837               --
Large Cap Growth                                     --      (17,019,212)        5,935,880               --               --
Large Cap Composite                              40,620       (4,061,378)        1,407,226           26,985               --
Large Cap Value                                 935,359       (3,883,580)        7,328,642          704,242               --
Mid Cap Growth                                       --       (2,376,914)       13,157,966               --               --
Mid Cap Value                                   998,632        2,086,423        17,465,892          512,694           63,185
Small Cap                                            --       (3,972,932)        6,960,956               --               --
International Equity                          1,052,807       (6,655,977)        8,375,713          449,268               --
Diversified Fixed Income                      4,777,845           79,317         6,195,468        3,487,095               --
Cash Management                                 109,381             (145)            1,665          356,362               --
Focus Growth                                         --      (10,891,911)       14,183,876               --               --
Focus TechNet                                        --       (3,881,306)        3,530,943               --               --
Focus Growth and Income                              --       (1,425,461)        6,950,074               --               --
Focus Value                                   4,308,104               --         5,082,951               --               --

* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                                        TAX DISTRIBUTIONS
                                                       FOR THE YEAR ENDED
                                                         MARCH 31, 2003
                                        -------------------------------------------------
                                           ORDINARY         LONG-TERM        RETURN OF
PORTFOLIO                                   INCOME        CAPITAL GAINS       CAPITAL
-----------------------------------------------------------------------------------------
Multi-Managed Growth                    $     1,650,000  $            --  $            --
Multi-Managed Moderate Growth                 3,358,000               --               --
Multi-Managed Income/Equity                   3,602,001               --               --
Multi-Managed Income                          3,350,000               --               --
Asset Allocation: Diversified Growth          3,078,000               --               --
Stock                                                --               --               --
Large Cap Growth                                     --               --               --
Large Cap Composite                              48,000               --               --
Large Cap Value                                 180,610          284,390               --
Mid Cap Growth                                       --               --               --
Mid Cap Value                                   148,000          805,000               --
Small Cap                                            --               --               --
International Equity                             82,999               --               --
Diversified Fixed Income                        561,000               --               --
Cash Management                                 701,999               --               --
Focus Growth                                         --               --               --
Focus TechNet                                        --               --               --
Focus Growth and Income                              --               --               --
Focus Value                                     597,225               --           56,775

The amounts of aggregate unrealized gain (loss) and the cost of investments securities for tax purposes, including short-term securities and repurchase agreements at March 31, 2004, were as follows:

                                                                         AS OF MARCH 31, 2004
                                   -----------------------------------------------------------------------------------------------
                                      AGGREGATE      AGGREGATE
                                     UNREALIZED      UNREALIZED       GAIN (LOSS)       COST OF      CAPITAL LOSS    CAPITAL LOSS
                                        GAIN            LOSS             NET         INVESTMENTS      CARRYOVER +      UTILIZED
----------------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth@              $   21,670,045  $   (2,338,367)  $   19,331,678  $  122,336,551  $   56,088,511  $           --
Multi-Managed Moderate Growth @        30,415,375      (2,666,794)      27,748,581     215,388,339      48,733,471              --
Multi-Managed Income/Equity@           18,066,689      (1,733,128)      16,333,561     196,593,632      17,907,972         445,815
Multi-Managed Income@                  11,255,564        (777,281)      10,478,283     161,068,982       5,604,204         248,451
Asset Allocation: Diversified
  Growth@                              34,340,124     (12,076,427)      22,263,697     352,495,141      36,242,032       9,943,723
Stock@                                 48,211,964     (11,064,131)      37,147,833     244,446,802      25,455,099              --
Large Cap Growth@                      11,313,265      (5,377,385)       5,935,880      85,459,983      17,019,212              --
Large Cap Composite@                    3,845,758      (2,438,609)       1,407,149      32,992,793       4,061,378              --
Large Cap Value                        12,371,827      (5,043,185)       7,328,642     104,156,091       3,883,580              --
Mid Cap Growth                         15,465,969      (2,308,014)      13,157,955      78,424,999       2,376,914       8,145,639
Mid Cap Value                          19,511,167      (2,045,275)      17,465,892      88,039,762              --              --
Small Cap                              10,604,371      (3,643,415)       6,960,956      71,607,424       3,972,932       4,226,127
International Equity                   10,420,181      (1,232,900)       8,460,492      59,794,912       6,655,977       1,178,858
Diversified Fixed Income                6,263,848         (68,380)       6,195,468     154,666,447              --         267,871
Cash Management                             2,668          (1,003)           1,665      68,046,499             145              29
Focus Growth@                          16,119,360      (1,935,669)      14,183,691      69,267,816      10,891,911       5,451,659
Focus TechNet@                          4,188,283        (657,340)       3,530,943      31,955,305       3,881,306       5,869,234
Focus Growth and Income@                7,522,330        (574,504)       6,947,826      49,091,122       1,425,461       2,453,812
Focus Value@                            5,765,413        (682,520)       5,082,893      48,308,269              --         713,625

----------
@ Post 10/31/03 Currency Loss Deferrals: Multi-Managed Growth $9,823, Multi-Managed Moderate Growth $79,399, Multi-Managed Income/Equity $291,227, Multi-Managed Income $111,147, Asset Allocation: Diversified Growth $864, Stock $13,993, Large Cap Growth $461, Large Cap Composite $14, Focus Growth $2,127, Focus TechNet $2,437, Focus Growth and Income $1,126, Focus Value $4,354.
+ Net capital loss carryovers reported as of March 31, 2004, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that these gains so offset will not be distributed. The net capital loss carryover amount will expire from 2009-2012.

For the period ended March 31, 2004, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency and investments in real estate investment trusts, to the components of net assets as follows:

                                            ACCUMULATED        ACCUMULATED
                                           UNDISTRIBUTED      UNDISTRIBUTED
                                           NET INVESTMENT      NET REALIZED         CAPITAL
                                           INCOME/(LOSS)       GAIN/(LOSS)          PAID-IN
                                          -----------------------------------------------------
Multi-Managed Growth                      $       (40,264)   $        40,264    $            --
Multi-Managed Moderate Growth                    (105,269)           105,269                 --
Multi-Managed Income/Equity                      (219,733)           219,733                 --
Multi-Managed Income                             (237,393)           237,393                 --
Asset Allocation: Diversified Growth               83,250            (83,257)                 7
Stock                                             (15,714)            28,736            (13,022)
Large Cap Growth                                  108,770             18,039           (126,809)
Large Cap Composite                                (1,574)             1,574                 --
Large Cap Value                                    (1,013)             1,013                 --
Mid Cap Growth                                    594,493                397           (594,890)
Mid Cap Value                                           2            (11,567)            11,565
Small Cap                                         388,194             (3,525)          (384,669)
International Equity                              661,702           (661,702)                --
Diversified Fixed Income                               --                 --                 --
Cash Management                                        --                 --                 --
Focus Growth                                      505,640              1,761           (507,401)
Focus TechNet                                     378,295              2,117           (380,412)
Focus Growth and Income                           129,852             (9,182)          (120,670)
Focus Value                                        (5,751)             5,751                 --

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: SAAMCo (the "Adviser"), an independent wholly-owned subsidiary of AIG, serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Advisor a fee equal to the following percentage of average daily net assets:

                                                                                                 MANAGEMENT
     PORTFOLIO                                                               ASSETS                 FEES
     ------------------------------------------------------------------------------------------------------
     Multi-Managed Growth                                             GREATER THAN 0                0.89%
     Multi-Managed Moderate Growth                                    GREATER THAN 0                0.85%
     Multi-Managed Income/Equity                                      GREATER THAN 0                0.81%
     Multi-Managed Income                                             GREATER THAN 0                0.77%
     Asset Allocation: Diversified Growth                             GREATER THAN 0                0.85%
     Stock                                                            GREATER THAN 0                0.85%
     Large Cap Growth, Large Cap Composite, Large Cap Value           0-$250 million                0.80%
                                                                      GREATER THAN $250 million     0.75%
                                                                      GREATER THAN $500 million     0.70%
     Mid Cap Growth, Mid Cap Value, Small Cap                         0-$250 million                0.85%
                                                                      GREATER THAN $250 million     0.80%
                                                                      GREATER THAN $500 million     0.75%
     International Equity                                             GREATER THAN 0                1.00%
     Diversified Fixed Income                                         0-$200 million                0.70%
                                                                      GREATER THAN $200 million     0.65%
                                                                      GREATER THAN $400 million     0.60%
     Cash Management                                                  0-$100 million                0.55%
                                                                      GREATER THAN $100 million     0.50%
                                                                      GREATER THAN $300 million     0.45%
     Focus Growth                                                     GREATER THAN 0                1.00%
     Focus TechNet                                                    GREATER THAN 0                1.20%
     Focus Growth and Income                                          GREATER THAN 0                1.00%
     Focus Value                                                      GREATER THAN 0                1.00%

The Agreement authorizes SAAMCo to retain one or more subadvisors to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following
Managers:

     PORTFOLIO                                                                 SUBADVISOR
     ----------------------------------------------------------------------------------------------------
     Multi-Managed Growth                                    Janus Capital Management LLC
                                                             AIG SunAmerica Asset Management Corp.
                                                             Wellington Management Company, LLP
     Multi-Managed Moderate Growth                           Janus Capital Management LLC
                                                             AIG SunAmerica Asset Management Corp.
                                                             Wellington Management Company, LLP
     Multi-Managed Income/Equity                             Janus Capital Management LLC
                                                             AIG SunAmerica Asset Management Corp.
                                                             Wellington Management Company, LLP
     Multi-Managed Income                                    Janus Capital Management LLC
                                                             AIG SunAmerica Asset Management Corp.
                                                             Wellington Management Company, LLP
     Asset Allocation: Diversified Growth                    Putnam Investment Management, LLC
     Stock                                                   T. Rowe Price Associates, Inc.
     Large Cap Growth                                        AIG Global Investment Corp.
                                                             Goldman Sachs Asset Management, L.P.
                                                             Janus Capital Management LLC
     Large Cap Composite                                     AIG Global Investment Corp.
                                                             AIG SunAmerica Asset Management Corp.
                                                             T. Rowe Price Associates, Inc.
     Large Cap Value                                         AIG Global Investment Corp.
                                                             T. Rowe Price Associates, Inc.
                                                             Wellington Management Company, LLP
     Mid Cap Growth                                          AIG Global Investment Corp.
                                                             T. Rowe Price Associates, Inc.
                                                             Wellington Management Company, LLP
     Mid Cap Value                                           AIG Global Investment Corp.
                                                             Goldman Sachs Asset Management, L.P.
                                                             Lord, Abbett & Co. LLC
     Small Cap                                               AIG Global Investment Corp.
                                                             Lord, Abbett & Co. LLC
                                                             AIG SunAmerica Asset Management Corp.
     International Equity                                    AIG Global Investment Corp.
                                                             Goldman Sachs Asset Management International
                                                             Lord, Abbett & Co. LLC
     Diversified Fixed Income                                AIG Global Investment Corp.
                                                             AIG SunAmerica Asset Management Corp.
                                                             Wellington Management Company, LLP
     Cash Management                                         AIG SunAmerica Asset Management Corp.
     Focus Growth                                            Fred Alger Management, Inc.
                                                             Salomon Brothers Asset Management, Inc.
                                                             Marsico Capital Management, LLC
     Focus TechNet                                           RCM Global Investors LLC
                                                             AIG SunAmerica Asset Management Corp.
                                                             BAMCO, Inc.

     PORTFOLIO                                                                 SUBADVISOR
     ----------------------------------------------------------------------------------------------------
     Focus Growth and Income                                 Harris Associates L.P.
                                                             Marsico Capital Management, LLC
                                                             Thornburg Investment Management, Inc.
     Focus Value                                             American Century Investment Management, Inc.
                                                             Third Avenue Management, LLC
                                                             J.P. Morgan Asset Management, Inc.

Effective June 16, 2003, J.P. Morgan Asset Management, Inc. replaced Thornburg Investment Management, Inc. as subadviser of the Focus Value Portfolio. Effective September 15, 2003, BAMCO, Inc. replaced SAAMCo, who took over temporarily for Van Wagoner on March 4, 2003, as manager for their portion of the Focus TechNet Portfolio.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets:

     PORTFOLIO                                           CLASS 1   CLASS 2   CLASS 3
     --------------------------------------------------------------------------------
     Large Cap Growth                                       1.10%     1.25%     1.35%
     Large Cap Composite                                    1.10      1.25      1.35
     Large Cap Value                                        1.10      1.25      1.35
     Mid Cap Growth                                         1.15      1.30      1.40
     Mid Cap Value                                          1.15      1.30      1.40
     Small Cap                                              1.15      1.30      1.40
     International Equity                                   1.30      1.45      1.55
     Diversified Fixed Income                               1.00      1.15      1.25
     Cash Management                                        0.85      1.00      1.10
     Focus Growth                                           1.30      1.45      1.55
     Focus TechNet                                            --      1.65      1.75
     Focus Growth and Income                                  --      1.45      1.55
     Focus Value                                              --      1.45      1.55

The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

At March 31, 2004, the amounts repaid to the Adviser which are included in the management fee on the statement of operations along with the remaining balance subject to recoupment are as follows:

                                                                      BALANCE
                                                           AMOUNT    SUBJECT TO
     PORTFOLIO                                            RECOUPED   RECOUPMENT
     --------------------------------------------------------------------------
     Large Cap Growth                                    $    8,899  $   46,822
     Large Cap Composite                                         --     234,003
     Large Cap Value                                         32,389       5,705
     Mid Cap Growth                                          10,488      84,557
     Mid Cap Value                                           19,550      27,538
     Small Cap                                                2,448     112,586
     International Equity                                        --     290,831
     Diversified Fixed Income                                38,169          --
     Cash Management                                         17,208          --
     Focus Growth                                             6,606     113,349
     Focus TechNet                                               --     279,029
     Focus Growth and Income                                     --     211,567
     Focus Value                                                 --     217,596

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to reimburse the Life Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Annuity Contract who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the year ended March 31, 2004, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On June 19, 2003, Putnam Investment Management LLC, the subadviser for the Asset Allocation:Diversified Growth Portfolio, purchased $94,151 of AIG SunAmerica Global 144A bonds due June 10, 2011. Due to SAAMCo being an indirect wholly owned subsidiary of AIG, the Portfolio is prohibited from purchasing securities issued by AIG. On June 24, 2003, Putnam Investment Management LLC sold the security resulting in a gain of $215. The gain is included in the Statement of Operations and Statement of Changes. On August 1, 2003, Putnam Investment Management LLC, the subadviser for the Asset Allocation: Diversified Growth Portfolio, purchased a 3.95 Interest Rate Swap. The Portfolios Prospectus states that the Portfolio may not invest in interest rate swaps. On October 29, 2003, Putnam Investment Management LLC executed a trade to close the interest rate swap resulting in a gain of $70,200. The gain is included in the Statement of Operations and Statement of Changes.

5. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of the Trust's expenses have been reduced. For the year ended March 31, 2004, the amount of expense reductions received by each Portfolio were as follows:

                                                                       TOTAL
                                                                      EXPENSE
PORTFOLIO                                                            REDUCTIONS
-------------------------------------------------------------------------------
Asset Allocation: Diversified Growth                                 $  41,523

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the year ended March 31, 2004, were as follows:

                                PURCHASES OF PORTFOLIO        SALES OF PORTFOLIO
                              SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASE OF U.S.         SALES OF U.S.
PORTFOLIO                       GOVERNMENT SECURITIES)      GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES  GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth               $    103,830,161           $     91,564,547            $    29,552,535       $     25,308,770
Multi-Managed Moderate
  Growth                                162,582,393                127,886,744                 93,137,517             75,172,205
Multi-Managed Income/Equity             121,927,812                 80,868,324                132,499,423            111,222,263
Multi-Managed Income                     85,647,696                 53,157,167                137,239,178            120,914,838
Asset Allocation:
  Diversified Growth                    201,938,664                175,569,101                101,110,993             98,124,820
Stock                                   127,490,557                 99,073,041                         --                     --
Large Cap Growth                         51,084,994                 30,914,765                         --                     --
Large Cap Composite                      28,339,848                 21,496,007                         --                     --
Large Cap Value                          47,266,633                 24,486,409                         --                     --
Mid Cap Growth                           87,770,957                 64,784,884                         --                     --
Mid Cap Value                            56,477,476                 38,024,192                         --                     --
Small Cap                                99,078,562                 75,124,085                         --                     --
International Equity                     42,916,897                 20,810,404                         --                     --
Diversified Fixed Income                 36,854,223                 24,595,518                161,687,717            127,538,268
Cash Management                                  --                         --                         --                     --
Focus Growth                             79,852,614                 54,162,804                         --                     --
Focus TechNet                            53,577,734                 40,006,517                         --                     --
Focus Growth and Income                  54,175,071                 29,250,117                         --                     --
Focus Value                              78,545,201                 55,866,585                         --                     --

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each portfolio were as follows:

                                           MULTI-MANAGED GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                 MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      392,832   $   4,019,609         317,880   $   2,856,240
Reinvested dividends              55,827         573,025         102,664         912,890
Shares redeemed                 (917,278)     (9,370,005)     (2,410,486)    (21,837,372)
                           -------------   -------------   -------------   -------------
Net increase (decrease)         (468,619)  $  (4,777,371)     (1,989,942)  $ (18,068,242)
                           =============   =============   =============   =============

                                           MULTI-MANAGED GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                 MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    2,919,685   $  29,566,368       2,917,481   $  26,719,123
Reinvested dividends              58,805         602,898          82,893         736,317
Shares redeemed               (1,396,331)    (14,219,979)     (2,123,855)    (19,031,076)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        1,582,159   $  15,949,287         876,519   $   8,424,364
                           =============   =============   =============   =============

@    See Note 1

                                          MULTI-MANAGED GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      283,551   $   3,054,112           7,045   $      63,451
Reinvested dividends                 327           3,351              89             793
Shares redeemed                  (13,213)       (141,482)         (1,482)        (13,344)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          270,665   $   2,915,981           5,652   $      50,900
                           =============   =============   =============   =============

                                       MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      581,295   $   6,366,529         387,635   $   3,814,925
Reinvested dividends              96,936       1,056,524         146,952       1,422,661
Shares redeemed               (1,114,763)    (12,152,263)     (2,674,458)    (26,295,184)
                           -------------   -------------   -------------   -------------
Net increase (decrease)         (436,532)  $  (4,729,210)     (2,139,871)  $ (21,057,598)
                           =============   =============   =============   =============

                                       MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    5,620,413   $  60,855,072       6,691,825   $  66,467,537
Reinvested dividends             189,087       2,057,720         200,067       1,934,190
Shares redeemed               (2,190,067)    (23,914,172)     (3,707,251)    (36,247,037)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        3,619,433   $  38,998,620       3,184,641   $  32,154,690
                           =============   =============   =============   =============

                                       MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
AMOUNT
Shares sold                      802,732   $   9,157,786          18,010   $     173,451
Reinvested dividends               1,041          11,320             119           1,149
Shares redeemed                  (19,216)       (219,106)           (122)         (1,202)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          784,557   $   8,950,000          18,007   $     173,398
                           =============   =============   =============   =============

                                         MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                 MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      459,288   $   5,229,370         583,263   $   6,150,400
Reinvested dividends             107,708       1,212,449         138,324       1,446,702
Shares redeemed                 (808,344)     (9,203,579)     (1,967,010)    (20,824,175)
                           -------------   -------------   -------------   -------------
Net increase (decrease)         (241,348)  $  (2,761,760)     (1,245,423)  $ (13,227,073)
                           =============   =============   =============   =============

                                         MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    5,500,836   $  62,016,107       6,017,106   $  63,887,017
Reinvested dividends             255,293       2,869,968         206,182       2,153,815
Shares redeemed               (1,841,954)    (20,847,069)     (3,207,778)    (33,848,061)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        3,914,175   $  44,039,006       3,015,510   $  32,192,771
                           =============   =============   =============   =============

                                         MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                 MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      843,493   $   9,730,098          23,643   $     249,349
Reinvested dividends               5,835          65,546             142           1,484
Shares redeemed                  (46,205)       (537,853)            (97)         (1,037)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          803,123   $   9,257,791          23,688   $     249,796
                           =============   =============   =============   =============

@    See Note 1
*    Inception of the class/fund

                                           MULTI-MANAGED INCOME PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                 MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      524,660   $   6,196,251         803,659   $   8,951,278
Reinvested dividends             107,611       1,252,180         119,558       1,320,473
Shares redeemed                 (793,432)     (9,376,692)     (1,681,139)    (18,770,488)
                           -------------   -------------   -------------   -------------
Net increase (decrease)         (161,161)  $  (1,928,261)       (757,922)  $  (8,498,737)
                           =============   =============   =============   =============

                                           MULTI-MANAGED INCOME PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    4,906,340   $  57,684,145       5,878,319   $  65,602,284
Reinvested dividends             255,484       2,969,066         183,806       2,027,715
Shares redeemed               (2,501,650)    (29,552,506)     (2,966,125)    (33,047,457)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        2,660,174   $  31,100,705       3,096,000   $  34,582,542
                           =============   =============   =============   =============

                                            MULTI-MANAGED INCOME PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                 MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      692,299   $   8,264,579           6,509   $      73,650
Reinvested dividends               5,057          58,735             164           1,812
Shares redeemed                  (49,225)       (591,848)            (96)         (1,085)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          648,131   $   7,731,466           6,577   $      74,377
                           =============   =============   =============   =============

                                   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                 MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      702,001   $   6,993,720       1,695,765   $  14,994,653
Reinvested dividends             127,190       1,289,579         153,555       1,371,801
Shares redeemed               (2,025,472)    (20,229,612)     (3,712,381)    (33,852,480)
                           -------------   -------------   -------------   -------------
Net increase (decrease)       (1,196,281)  $ (11,946,313)     (1,863,061)  $ (17,486,026)
                           =============   =============   =============   =============

                                   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                            ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    8,998,304   $  88,750,294      11,692,157   $ 107,083,286
Reinvested dividends             230,273       2,332,551         190,996       1,704,927
Shares redeemed               (4,406,635)    (44,046,476)     (5,391,141)    (48,413,792)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        4,821,942   $  47,036,369       6,492,012   $  60,374,421
                           =============   =============   =============   =============

                                   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                           THROUGH
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    1,286,701   $  13,568,124          29,268   $     255,878
Reinvested dividends               3,128          31,653             142           1,272
Shares redeemed                  (60,435)       (637,182)           (873)         (7,918)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        1,229,394   $  12,962,595          28,537   $     249,232
                           =============   =============   =============   =============

                                                   STOCK PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      443,997   $   6,020,422       1,513,348   $  17,416,748
Reinvested dividends               2,071          28,837              --              --
Shares redeemed               (1,396,190)    (18,869,521)     (2,631,413)    (30,207,097)
                           -------------   -------------   -------------   -------------
Net increase (decrease)         (950,122)  $ (12,820,262)     (1,118,065)  $ (12,790,349)
                           =============   =============   =============   =============

                                                   STOCK PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                            ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    5,299,505   $  70,514,910       7,488,052   $  87,144,575
Reinvested dividends                  --              --              --              --
Shares redeemed               (2,860,976)    (38,617,534)     (3,651,577)    (41,277,199)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        2,438,529   $  31,897,376       3,836,475   $  45,867,376
                           =============   =============   =============   =============

@    See Note 1
*    Inception of the class/fund

                                                   STOCK PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      728,596   $  10,528,372          18,248   $     203,442
Reinvested dividends                  --              --              --              --
Shares redeemed                  (34,646)       (498,309)           (971)        (11,159)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          693,950   $  10,030,063          17,277   $     192,283
                           =============   =============   =============   =============

                                             LARGE CAP GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                            ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      218,415   $   1,540,320         298,531   $   1,836,630
Reinvested dividends                  --              --              --              --
Shares redeemed                 (418,244)     (2,992,074)       (982,093)     (6,251,400)
                           -------------   -------------   -------------   -------------
Net increase (decrease)         (199,829)  $  (1,451,754)       (683,562)  $  (4,414,770)
                           =============   =============   =============   =============

                                             LARGE CAP GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    3,939,263   $  28,153,409       4,588,562   $  29,154,367
Reinvested dividends                  --              --              --              --
Shares redeemed               (1,794,321)    (12,848,606)     (2,418,230)    (14,917,730)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        2,144,942   $  15,304,803       2,170,332   $  14,236,637
                           =============   =============   =============   =============

                                             LARGE CAP GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      655,097   $   5,054,052          23,894   $     146,453
Reinvested dividends                  --              --              --              --
Shares redeemed                  (22,524)       (170,782)           (237)         (1,533)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          632,573   $   4,883,270          23,657   $     144,920
                           =============   =============   =============   =============

                                           LARGE CAP COMPOSITE PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                       62,723   $     540,350         158,225   $   1,229,440
Reinvested dividends               1,072           9,147           2,238          16,282
Shares redeemed                 (142,899)     (1,212,985)       (948,468)     (7,085,898)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          (79,104)  $    (663,488)       (788,005)  $  (5,840,176)
                           =============   =============   =============   =============

                                           LARGE CAP COMPOSITE PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    1,338,270   $  11,078,582       1,785,413   $  13,264,235
Reinvested dividends               2,076          17,693           4,339          31,535
Shares redeemed                 (748,000)     (6,307,087)       (975,970)     (7,068,621)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          592,346   $   4,789,188         813,782   $   6,227,149
                           =============   =============   =============   =============

                                           LARGE CAP COMPOSITE PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                 MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      264,552   $   2,349,047          14,361   $     103,739
Reinvested dividends                  17             144              25             183
Shares redeemed                  (46,283)       (414,097)           (203)         (1,524)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          218,286   $   1,935,094          14,183   $     102,398
                           =============   =============   =============   =============

@    See Note 1
*    Inception of the class/fund

                                             LARGE CAP VALUE PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                            ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      175,826   $   1,710,552         356,315   $   3,195,798
Reinvested dividends              11,238         112,466          10,670          89,552
Shares redeemed                 (263,600)     (2,587,604)       (646,949)     (5,508,388)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          (76,537)  $    (764,586)       (279,964)  $  (2,223,038)
                           =============   =============   =============   =============

                                             LARGE CAP VALUE PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    3,353,233   $  32,764,199       5,342,439   $  46,397,611
Reinvested dividends              58,700         586,681          44,700         374,735
Shares redeemed               (1,499,548)    (14,779,912)     (3,578,239)    (30,066,820)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        1,912,385   $  18,570,968       1,808,900   $  16,705,526
                           =============   =============   =============   =============

                                             LARGE CAP VALUE PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      542,930   $   5,748,954          18,145   $     146,452
Reinvested dividends                 510           5,095              85             713
Shares redeemed                  (45,726)       (476,713)           (180)         (1,561)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          497,714   $   5,277,336          18,050   $     145,604
                           =============   =============   =============   =============

                                             MID CAP GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      186,232   $   1,847,621         217,746   $   1,854,774
Reinvested dividends                  --              --              --              --
Shares redeemed                 (264,884)     (2,756,006)       (655,638)     (5,206,526)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          (78,652)  $    (908,385)       (437,892)  $  (3,351,752)
                           =============   =============   =============   =============

                                             MID CAP GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    3,569,049   $  36,016,405       3,146,631   $  25,768,939
Reinvested dividends                  --              --              --              --
Shares redeemed               (1,725,705)    (17,906,211)     (2,316,383)    (18,512,804)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        1,843,344   $  18,110,194         830,248   $   7,256,135
                           =============   =============   =============   =============

                                             MID CAP GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      533,425   $   5,938,098          18,309   $     141,345
Reinvested dividends                  --              --              --              --
Shares redeemed                  (39,819)       (444,079)           (191)         (1,554)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          493,606   $   5,494,019          18,118   $     139,791
                           =============   =============   =============   =============

                                               MID CAP VALUE PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      138,759   $   1,872,878         350,967   $   4,281,175
Reinvested dividends               7,245         100,423          18,087         204,604
Shares redeemed                 (232,242)     (3,061,137)       (581,596)     (6,619,996)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          (86,238)  $  (1,087,836)       (212,542)  $  (2,134,217)
                           =============   =============   =============   =============

                                               MID CAP VALUE PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    2,386,226   $  31,953,890       3,253,403   $  38,676,029
Reinvested dividends              34,070         471,571          66,097         746,791
Shares redeemed               (1,241,606)    (16,344,050)     (2,413,355)    (27,746,344)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        1,178,690   $  16,081,411         906,145   $  11,676,476
                           =============   =============   =============   =============

@    See Note 1
*    Inception of the class/fund

                                              MID CAP VALUE PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      355,490   $   5,226,739          13,067   $     143,282
Reinvested dividends                 281           3,885             142           1,605
Shares redeemed                  (14,813)       (215,889)           (132)         (1,530)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          340,958   $   5,014,735          13,077   $     143,357
                           =============   =============   =============   =============

                                                 SMALL CAP PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                 MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      559,136   $   4,563,874         291,398   $   2,036,803
Reinvested dividends                  --              --              --              --
Shares redeemed                 (654,599)     (5,420,026)       (608,735)     (3,970,995)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          (95,463)  $    (856,152)       (317,337)  $  (1,934,192)
                           =============   =============   =============   =============

                                                 SMALL CAP PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    4,662,727   $  37,192,652       4,033,464   $  27,627,980
Reinvested dividends                  --              --              --              --
Shares redeemed               (2,341,966)    (19,095,368)     (2,875,993)    (19,262,841)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        2,320,761   $  18,097,284       1,157,471   $   8,365,139
                           =============   =============   =============   =============

                                                 SMALL CAP PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      682,103   $   5,909,152          20,306   $     125,165
Reinvested dividends                  --              --              --              --
Shares redeemed                  (70,039)       (606,088)           (236)         (1,534)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          612,064   $   5,303,064          20,070   $     123,631
                           =============   =============   =============   =============

                                           INTERNATIONAL EQUITY PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      191,385   $   1,356,743         162,925   $     977,960
Reinvested dividends               9,832          68,403           4,996          27,871
Shares redeemed                 (223,998)     (1,520,949)       (372,612)     (2,244,477)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          (22,781)  $     (95,803)       (204,691)  $  (1,238,646)
                           =============   =============   =============   =============

                                           INTERNATIONAL EQUITY PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    9,323,969   $  59,550,342      41,241,042   $ 254,840,438
Reinvested dividends              54,001         375,494           9,840          54,884
Shares redeemed               (6,183,754)    (38,432,198)    (39,492,122)   (245,572,284)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        3,194,216   $  21,493,638     1,758,760 $       9,323,038
                           =============   =============   =============   =============

                                           INTERNATIONAL EQUITY PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    1,730,723   $  11,314,955          28,402   $     156,403
Reinvested dividends                 773           5,371              44             244
Shares redeemed               (1,206,345)     (7,521,121)           (257)         (1,485)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          525,151   $   3,799,205          28,189   $     155,162
                           =============   =============   =============   =============

@    See Note 1
*    Inception of the class/fund

                                        DIVERSIFIED FIXED INCOME PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT         SHARES           AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      285,115   $   3,108,629         808,868   $   8,333,951
Reinvested dividends              34,532         366,520           7,734          80,912
Shares redeemed                 (707,634)     (7,642,346)       (693,979)     (7,125,321)
                           -------------   -------------   -------------   -------------
Net increase (decrease)         (387,987)  $  (4,167,197)        122,623   $   1,289,542
                           =============   =============   =============   =============

                                        DIVERSIFIED FIXED INCOME PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    7,201,435   $  77,774,859      18,773,080   $ 193,492,513
Reinvested dividends             289,295       3,066,731          45,902         479,663
Shares redeemed               (7,592,657)    (81,763,142)    (11,066,231)   (113,729,493)
                           -------------   -------------   -------------   -------------
Net increase (decrease)         (101,927)  $    (921,552)      7,752,751   $  80,242,683
                           =============   =============   =============   =============

                                           DIVERSIFIED FIXED INCOME PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    1,059,854   $  11,481,672          91,881   $     973,147
Reinvested dividends               5,087          53,844              41             425
Shares redeemed                 (322,535)     (3,468,125)           (268)         (2,828)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          742,406   $   8,067,391          91,654   $     970,744
                           =============   =============   =============   =============

                                              CASH MANAGEMENT PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      724,184   $   7,816,311         995,256   $  10,859,045
Reinvested dividends               4,389          47,298           8,593          93,011
Shares redeemed                 (624,895)     (6,748,799)     (1,183,763)    (12,910,618)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          103,678   $   1,114,809        (179,914)  $  (1,958,562)
                           =============   =============   =============   =============

                                              CASH MANAGEMENT PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                   10,860,793   $ 117,433,254      27,108,759   $ 295,331,610
Reinvested dividends              27,336         294,238          56,209         607,687
Shares redeemed              (11,077,831)   (119,845,045)    (25,125,429)   (273,761,440)
                           -------------   -------------   -------------   -------------
Net increase (decrease)         (189,702)  $  (2,117,553)      2,039,539   $  22,177,857
                           =============   =============   =============   =============

                                              CASH MANAGEMENT PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    1,594,268   $  17,212,908          49,144   $     532,674
Reinvested dividends               1,378          14,826             120           1,301
Shares redeemed               (1,049,345)    (11,338,827)        (17,098)       (184,947)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          546,301   $   5,888,907          32,166   $     349,028
                           =============   =============   =============   =============

                                                FOCUS GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 1@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      276,772   $   1,913,866         220,233   $   1,299,288
Reinvested dividends                  --              --              --              --
Shares redeemed                 (253,756)     (1,858,894)       (349,737)     (2,067,701)
                           -------------   -------------   -------------   -------------
Net increase (decrease)           23,016   $      54,972        (129,504)  $    (768,413)
                           =============   =============   =============   =============
                                                FOCUS GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    5,082,856   $  35,463,095       4,156,088   $  24,388,250
Reinvested dividends                  --              --              --              --
Shares redeemed               (2,571,658)    (18,233,159)     (2,765,517)    (16,057,904)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        2,511,198   $  17,229,936       1,390,571   $   8,330,346
                           =============   =============   =============   =============

@    See Note 1
*    Inception of the class/fund

                                              FOCUS GROWTH PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3
                           -------------------------------------------------------------
                                                                   FOR THE PERIOD
                                    FOR THE YEAR                 NOVEMBER 11, 2002*
                                       ENDED                          THROUGH
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      928,455   $   7,194,493          18,297   $     104,256
Reinvested dividends                  --              --              --              --
Shares redeemed                  (85,588)       (651,425)           (258)         (1,520)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          842,867   $   6,543,068          18,039   $     102,736
                           =============   =============   =============   =============

                                               FOCUS TECHNET PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    6,112,899   $  26,338,363       5,749,117   $  17,418,656
Reinvested dividends                  --              --              --              --
Shares redeemed               (3,944,452)    (16,827,597)     (4,504,522)    (14,144,822)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        2,168,447   $   9,510,766       1,244,595   $   3,273,834
                           =============   =============   =============   =============

                                               FOCUS TECHNET PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------

Shares sold                      828,656   $   4,022,736          35,674   $     101,742
Reinvested dividends                  --              --              --              --
Shares redeemed                 (108,226)       (515,395)           (523)         (1,629)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          720,430   $   3,507,341          35,151   $     100,113
                           =============   =============   =============   =============

                                          FOCUS GROWTH & INCOME PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    4,186,364   $  35,261,414       2,654,947   $  19,080,980
Reinvested dividends                  --              --              --              --
Shares redeemed               (1,699,487)    (14,577,546)     (2,402,765)    (17,709,362)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        2,486,877   $  20,683,868         252,182   $   1,371,618
                           =============   =============   =============   =============

                                          FOCUS GROWTH & INCOME PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      771,204   $   6,992,226          15,731   $     109,514
Reinvested dividends                  --              --              --              --
Shares redeemed                  (47,163)       (425,227)           (213)         (1,513)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          724,041   $   6,566,999          15,518   $     108,001
                           =============   =============   =============   =============

                                                FOCUS VALUE PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 2@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                              SHARES           AMOUNT          SHARES          AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                    2,713,626   $  31,485,340       2,796,946   $  27,428,294
Reinvested dividends                  --              --          71,929         650,156
Shares redeemed               (1,152,335)    (13,601,516)     (2,366,985)    (23,883,325)
                           -------------   -------------   -------------   -------------
Net increase (decrease)        1,561,291   $  17,883,824         501,890   $   4,195,125
                           =============   =============   =============   =============

                                                FOCUS VALUE PORTFOLIO
                           -------------------------------------------------------------
                                                      CLASS 3@
                           -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                       ENDED                           ENDED
                                   MARCH 31, 2004                  MARCH 31, 2003
                           -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT
                           -------------   -------------   -------------   -------------
Shares sold                      349,298   $   4,496,000          12,891   $     117,109
Reinvested dividends                  --              --             425           3,844
Shares redeemed                  (19,168)       (247,064)           (166)         (1,597)
                           -------------   -------------   -------------   -------------
Net increase (decrease)          330,130   $   4,248,936          13,150   $     119,356
                           =============   =============   =============   =============

@    See Note 1
*    Inception of the class/fund

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with affiliated brokers during the year ended March 31, 2004:

                        BANC OF                      CITIGROUP
                        AMERICA         BARON          GLOBAL
                       SECURITIES,     CAPITAL,       MARKETS,     FRED ALGER &     GOLDMAN,
PORTFOLIO                 LLC            INC.           INC.         CO., INC.     SACHS & CO.
---------             ------------   ------------   ------------   ------------   ------------
Large Cap Growth      $         --   $         --   $         --   $         --   $      2,772
Mid Cap Value                   --             --             --             --          2,780
International Equity            --             --             --             --          1,299
Focus Growth                    --             --          1,025         54,788             --
Focus TechNet                   --         18,619             --             --             --
Focus Growth and
  Income                     2,843             --             --             --             --
Focus Value                     --             --             --             --             --

                         HARRIS                     J.P. MORGAN
                       ASSOCIATES      JBWERE,       SECURITIES,   M.J. WHITMAN,
PORTFOLIO              SECURITIES,     LP INC.          INC.           LLC
---------             ------------   ------------   ------------   ------------
Large Cap Growth      $         --   $         --   $         --   $         --
Mid Cap Value                   --             --             --             --
International Equity            --          1,283             --             --
Focus Growth                    --             --             --             --
Focus TechNet                   --             --             --             --
Focus Growth and
  Income                     7,987             --             --             --
Focus Value                     --             --          1,214         29,566

As disclosed in the investment portfolios, certain Portfolios own securities in issuers referred to as an affiliate company. Affiliated companies include AIG or an affiliate thereof and issuers of which AIG holds 5% or more ownership. During the year ended March 31, 2004, transactions in securities of AIG and subsidiaries of AIG were as follows:

                                                                                                                        MARKET VALUE
                                                                                                 REALIZED   UNREALIZED  AT MARCH 31,
PORTFOLIO                           SECURITY                  INCOME     PURCHASES      SALES    GAIN/LOSS  GAIN (LOSS)     2004
------------------------------------------------------------------------------------------------------------------------------------
Asset Allocation:
  Diversified Growth    American International Group, Inc.  $    2,949  $       --  $       --  $       --  $  275,206  $   869,400
                        AIG SunAmerica Global Financing VI          --      94,151      94,354         215          --           --
Large Cap Composite     American International Group, Inc.         579      36,197          --          --      15,173      195,499
Large Cap Value         American International Group, Inc.       3,877     255,795          --          --     (36,463)   1,292,077
Mid Cap Growth          Transatlantic Holdings, Inc.                12       3,316          --          --         608        3,924
Mid Cap Value           21st Century Insurance Group                --          --       6,593      (1,924)         --           --
                        Transatlantic Holdings, Inc.               125       6,302       2,606         486       3,163       30,000
Small Cap               21st Century Insurance Group                49      12,189          --          --         209       12,398

9. INVESTMENT CONCENTRATION: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversifcation of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Portfolio. At March 31, 2004, the International Equity Portfolio had approximately 20.7% and 17.6% of its net assets invested in equity securities of companies domiciled in Japan and United Kingdom, respectively.

10. COMMITMENTS AND CONTINGENCIES: The SunAmerica Family of Mutual Funds has established committed and uncommitted lines of credit with State Street Bank & Trust Co., the Trust's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit, which is included in interest expenses in the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. During the year ended March 31, 2004, the following Portfolios had borrowings:

                                               DAYS             INTEREST        AVERAGE DEBT    WEIGHTED AVERAGE
PORTFOLIO                                   OUTSTANDING          CHARGES          UTILIZED          INTEREST
---------                                 ----------------  ----------------  ----------------  ----------------
Multi-Managed Growth                             105        $          3,479  $        735,269         1.59%
Multi-Managed Moderate Growth                     42                   1,642           873,215         1.60
Multi-Managed Income/Equity                       23                     601           600,498         1.55
Multi-Managed Income                              51                     678           310,825         1.56
Asset Allocation: Diversified Growth               1                      51         1,006,325         1.81
Large Cap Growth                                   8                      68           194,910         1.55
Large Cap Composite                               13                      99           179,905         1.53
Large Cap Value                                    4                      11            65,619         1.56
Mid Cap Growth                                     2                      11           124,951         1.53
Small Cap                                         33                     716           508,874         1.54
Diversified Fixed Income                          21                     232           260,473         1.54
Focus Growth                                       8                     139           402,003         1.55
Focus TechNet                                     71                     955           306,554         1.59
Focus Value                                       22                     768           815,338         1.54

At March 31, 2004, Multi-Managed Income Portfolio, Small Cap Portfolio, Focus Growth Portfolio, and Focus TechNet Portfolio had balances open under the line of credit of $102,675, $657,883, $470,437, and $574,894, respectively.

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2004, none of the Portfolios participated in the program.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECT DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
PERIOD.

                                                                               DIVIDENDS
                                                                               DECLARED          DIVIDENDS
             NET ASSET        NET          NET REALIZED &                      FROM NET          FROM NET
               VALUE       INVESTMENT       UNREALIZED         TOTAL FROM       INVEST-          REALIZED
PERIOD       BEGINNING       INCOME       GAIN (LOSS) ON       INVESTMENT        MENT             GAIN ON            TOTAL
ENDED        OF PERIOD      (LOSS)*        INVESTMENTS         OPERATIONS       INCOME          INVESTMENTS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
                                           Multi-Managed Growth Portfolio Class 1
3/31/00      $    17.21     $   0.18        $    7.72         $    7.90       $   (0.19)        $   (3.44)       $    (3.63)
3/31/01           21.48         0.30            (6.30)            (6.00)          (0.06)            (3.26)            (3.32)
3/31/02           12.16         0.16            (1.09)            (0.93)          (0.20)            (0.43)            (0.63)
3/31/03           10.60         0.12            (1.87)            (1.75)          (0.15)               --             (0.15)
3/31/04            8.70         0.08             2.34              2.42           (0.10)               --             (0.10)

                                           Multi-Managed Growth Portfolio Class 2
10/16/00-
3/31/01+          19.41         0.11            (4.05)            (3.94)          (0.06)            (3.26)            (3.32)
3/31/02           12.15         0.13            (1.07)            (0.94)          (0.18)            (0.43)            (0.61)
3/31/03           10.60         0.10            (1.87)            (1.77)          (0.14)               --             (0.14)
3/31/04            8.69         0.06             2.35              2.41           (0.09)               --             (0.09)

                                           Multi-Managed Growth Portfolio Class 3
11/11/02-
3/31/03+           9.00         0.03            (0.20)            (0.17)          (0.14)               --             (0.14)
3/31/04            8.69         0.03             2.37              2.40           (0.09)               --             (0.09)

                                        Multi-Managed Moderate Growth Portfolio Class 1
3/31/00           15.50         0.33             5.24              5.57           (0.30)            (2.17)            (2.47)
3/31/01           18.60         0.44            (4.25)            (3.81)          (0.10)            (2.48)            (2.58)
3/31/02           12.21         0.27            (0.90)            (0.63)          (0.25)            (0.29)            (0.54)
3/31/03           11.04         0.21            (1.45)            (1.24)          (0.21)               --             (0.21)
3/31/04            9.59         0.15             2.01              2.16           (0.17)               --             (0.17)

                                        Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-
3/31/01+          17.42         0.17            (2.82)            (2.65)          (0.09)            (2.48)            (2.57)
3/31/02           12.20         0.24            (0.88)            (0.64)          (0.23)            (0.29)            (0.52)
3/31/03           11.04         0.18            (1.45)            (1.27)          (0.20)               --             (0.20)
3/31/04            9.57         0.13             2.01              2.14           (0.15)               --             (0.15)

                                        Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
3/31/03+           9.83         0.05            (0.11)            (0.06)          (0.20)               --             (0.20)
3/31/04            9.57         0.10             2.03              2.13           (0.15)               --             (0.15)

                                        Multi-Managed Income/Equity Portfolio Class 1
3/31/00           13.33         0.49             1.87              2.36           (0.41)            (0.99)            (1.40)
3/31/01           14.29         0.54            (1.79)            (1.25)          (0.16)            (0.95)            (1.11)
3/31/02           11.93         0.41            (0.54)            (0.13)          (0.34)            (0.35)            (0.69)
3/31/03           11.11         0.34            (0.62)            (0.28)          (0.29)               --             (0.29)
3/31/04           10.54         0.28             1.27              1.55           (0.26)               --             (0.26)

                                        Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
3/31/01+          13.92         0.22            (1.10)            (0.88)          (0.16)            (0.95)            (1.11)
3/31/02           11.93         0.37            (0.52)            (0.15)          (0.33)            (0.35)            (0.68)
3/31/03           11.10         0.31            (0.60)            (0.29)          (0.29)               --             (0.29)
3/31/04           10.52         0.26             1.27              1.53           (0.24)               --             (0.24)

                                        Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
3/31/03+          10.71         0.08             0.02              0.10           (0.29)               --             (0.29)
3/31/04           10.52         0.22             1.30              1.52           (0.24)               --             (0.24)


                                                                                 RATIO OF
                 NET                                NET                            NET
                ASSET                             ASSETS         RATIO OF       INVESTMENT
                VALUE                             END OF       EXPENSES TO       INCOME TO
PERIOD         END OF               TOTAL         PERIOD       AVERAGE NET        AVERAGE       PORTFOLIO
ENDED          PERIOD              RETURN**      (000'S)         ASSETS         NET ASSETS      TURNOVER
-----------------------------------------------------------------------------------------------------------
                                   Multi-Managed Growth Portfolio Class 1
3/31/00      $      21.48           49.03%    $    103,976        1.15%           0.98%            117%
3/31/01             12.16          (30.90)          97,476        1.06            1.73             123
3/31/02             10.60           (7.77)          84,012        1.05            1.35             102
3/31/03              8.70          (16.57)          51,638        1.09            1.25             106
3/31/04             11.02           27.93           60,247        1.10            0.75              99

                                   Multi-Managed Growth Portfolio Class 2
10/16/00-
3/31/01+            12.15          (23.61)          11,088        1.19#           1.79#            123
3/31/02             10.60           (7.83)          49,770        1.20            1.15             102
3/31/03              8.69          (16.71)          48,414        1.24            1.09             106
3/31/04             11.01           27.79           78,735        1.25            0.59              99

                                   Multi-Managed Growth Portfolio Class 3
11/11/02-
3/31/03+             8.69           (1.90)              49        1.39#           0.88#            106
3/31/04             11.00           27.63            3,038        1.40            0.38              99

                               Multi-Managed Moderate Growth Portfolio Class 1
3/31/00             18.60           37.90          107,421        1.10            1.97             108
3/31/01             12.21          (22.41)         104,548        1.01            2.72             118
3/31/02             11.04           (5.27)          96,218        0.99            2.28             102
3/31/03              9.59          (11.26)          63,068        1.00            2.06             108
3/31/04             11.58           22.63           71,142        1.00            1.41             104

                               Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-
3/31/01+            12.20          (17.24)          13,305        1.14#           2.80#            118
3/31/02             11.04           (5.35)          81,687        1.14            2.04             102
3/31/03              9.57          (11.48)         101,321        1.15            1.88             108
3/31/04             11.56           22.51          164,241        1.15            1.25             104

                               Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
3/31/03+             9.57           (0.58)             172        1.28#           1.70#            108
3/31/04             11.55           22.37            9,269        1.30            1.06             104

                                Multi-Managed Income/Equity Portfolio Class 1
3/31/00             14.29           18.52           74,778        1.10            3.61              68
3/31/01             11.93           (9.21)          72,843        1.04            4.01              86
3/31/02             11.11           (1.15)          68,230        1.00            3.49              62
3/31/03             10.54           (2.47)          51,615        0.98            3.17              85
3/31/04             11.83           14.80           55,067        0.97            2.47             111

                                Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
3/31/01+            11.93           (6.82)           7,515        1.16#           4.02#             86
3/31/02             11.10           (1.38)          64,073        1.14            3.24              62
3/31/03             10.52           (2.61)          92,470        1.13            2.98              85
3/31/04             11.81           14.67          149,978        1.12            2.31             111

                                Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
3/31/03+            10.52            0.93              249        1.26#           2.67#             85
3/31/04             11.80           14.53            9,753        1.25            2.15             111

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
 #   Annualized
 +   Inception date of class

See Notes to Financial Statements

                                                                               DIVIDENDS
                                                                               DECLARED          DIVIDENDS
             NET ASSET         NET          NET REALIZED &                      FROM NET          FROM NET
               VALUE        INVESTMENT       UNREALIZED         TOTAL FROM      INVEST-          REALIZED
PERIOD       BEGINNING        INCOME       GAIN (LOSS) ON       INVESTMENT       MENT             GAIN ON            TOTAL
ENDED        OF PERIOD       (LOSS)*        INVESTMENTS         OPERATIONS      INCOME          INVESTMENTS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
                                          Multi-Managed Income Portfolio Class 1
3/31/00       $  12.07       $  0.57         $   0.49            $   1.06      $  (0.54)         $  (0.40)         $  (0.94)
3/31/01          12.19          0.61            (0.53)               0.08         (0.14)            (0.48)            (0.62)
3/31/02          11.65          0.51            (0.40)               0.11         (0.40)            (0.16)            (0.56)
3/31/03          11.20          0.45            (0.02)               0.43         (0.35)               --             (0.35)
3/31/04          11.28          0.37             0.83                1.20         (0.34)               --             (0.34)

                                          Multi-Managed Income Portfolio Class 2
10/16/00-
3/31/01+         12.31          0.25            (0.29)              (0.04)        (0.14)            (0.48)            (0.62)
3/31/02          11.65          0.48            (0.40)               0.08         (0.38)            (0.16)            (0.54)
3/31/03          11.19          0.41               --                0.41         (0.34)               --             (0.34)
3/31/04          11.26          0.34             0.84                1.18         (0.32)               --             (0.32)

                                          Multi-Managed Income Portfolio Class 3
11/11/02-
3/31/03+         11.34          0.14             0.12                0.26         (0.34)               --             (0.34)
3/31/04          11.26          0.28             0.88                1.16         (0.32)               --             (0.32)

                                  Asset Allocation: Diversified Growth Portfolio Class 1
3/31/00          12.63          0.21             2.04                2.25         (0.22)            (0.71)            (0.93)
3/31/01          13.95          0.28            (2.45)              (2.17)        (0.07)            (0.63)            (0.70)
3/31/02          11.08          0.17            (0.32)              (0.15)        (0.16)            (0.07)            (0.23)
3/31/03          10.70          0.15            (2.28)              (2.13)        (0.12)               --             (0.12)
3/31/04           8.45          0.13             2.33                2.46         (0.13)               --             (0.13)

                                  Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
3/31/01+         13.04          0.10            (1.37)              (1.27)        (0.07)            (0.63)            (0.70)
3/31/02          11.07          0.13            (0.28)              (0.15)        (0.15)            (0.07)            (0.22)
3/31/03          10.70          0.13            (2.28)              (2.15)        (0.11)               --             (0.11)
3/31/04           8.44          0.11             2.33                2.44         (0.11)               --             (0.11)

                                  Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
3/31/03+          9.00          0.02            (0.47)              (0.45)        (0.11)               --             (0.11)
3/31/04           8.44          0.07             2.36                2.43         (0.11)               --             (0.11)

                                                  Stock Portfolio Class 1
3/31/00          16.21         (0.01)            4.47                4.46            --             (1.07)            (1.07)
3/31/01          19.60          0.01            (4.03)              (4.02)           --             (1.23)            (1.23)
3/31/02          14.35          0.01             0.62                0.63         (0.01)            (0.61)            (0.62)
3/31/03          14.36          0.01            (3.36)              (3.35)           --                --                --
3/31/04          11.01          0.01             3.79                3.80            --                --                --

                                                  Stock Portfolio Class 2
10/16/00-
3/31/01+         18.58          0.02            (3.03)              (3.01)           --             (1.23)            (1.23)
3/31/02          14.34         (0.02)            0.62                0.60            --             (0.61)            (0.61)
3/31/03          14.33            --            (3.36)              (3.36)           --                --                --
3/31/04          10.97         (0.01)            3.78                3.77            --                --                --

                                                  Stock Portfolio Class 3
11/11/02-
3/31/03+         11.34            --            (0.37)              (0.37)           --                --                --
3/31/04          10.97         (0.02)            3.77                3.75            --                --                --

                                                                          RATIO OF
               NET                          NET                             NET
              ASSET                        ASSETS         RATIO OF       INVESTMENT
              VALUE                        END OF       EXPENSES TO       INCOME TO
PERIOD        END OF       TOTAL           PERIOD       AVERAGE NET        AVERAGE        PORTFOLIO
ENDED         PERIOD      RETURN**         (000'S)         ASSETS         NET ASSETS       TURNOVER
-----------------------------------------------------------------------------------------------------
                              Multi-Managed Income Portfolio Class 1
3/31/00    $  12.19         9.16%        $    54,037      1.06%(1)          4.72%(1)          61%(1)
3/31/01       11.65         0.60              52,683      1.06(1)           5.04(1)           85
3/31/02       11.20         0.88              52,122      1.05(1)           4.40(1)           57
3/31/03       11.28         3.87              43,960      0.96              3.97              94
3/31/04       12.14        10.75              45,334      0.95              3.12             123

                              Multi-Managed Income Portfolio Class 2
10/16/00-
3/31/01+      11.65        (0.40)              5,113      1.20#             4.86#             85
3/31/02       11.19         0.65              45,459      1.20(1)           4.15(1)           57
3/31/03       11.26         3.74              80,625      1.12              3.75              94
3/31/04       12.12        10.61             118,953      1.10              2.96             123

                              Multi-Managed Income Portfolio Class 3
11/11/02-
3/31/03+      11.26         2.37                  74      1.21#             3.24#             94
3/31/04       12.10        10.39               7,925      1.22              2.77             123

                      Asset Allocation: Diversified Growth Portfolio Class 1
3/31/00       13.95        18.14             161,058      1.21              1.58             156
3/31/01       11.08       (16.04)            154,240      0.98@             2.12@            193
3/31/02       10.70        (1.34)            138,550      0.96              1.53             233
3/31/03        8.45       (19.98)             93,728      0.95              1.58             143
3/31/04       10.78(3)     29.16             106,695      0.98(2)           1.30(2)          106

                      Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
3/31/01+      11.07       (10.29)             17,465      1.12#@            1.95#@           193
3/31/02       10.70        (1.49)            110,186      1.11              1.22             233
3/31/03        8.44       (20.11)            141,724      1.11              1.42             143
3/31/04       10.77(3)     29.02             232,730      1.13(2)           1.12(2)          106

                      Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
3/31/03+       8.44        (5.02)                241      1.22#             0.68#            143
3/31/04       10.76(3)     28.86              13,530      1.29(2)           0.84(2)          106

                                      Stock Portfolio Class 1
3/31/00       19.60        28.35             132,831      1.06             (0.05)             75
3/31/01       14.35       (21.62)            128,896      0.95              0.07              77
3/31/02       14.36         4.36             114,656      0.95              0.04              59
3/31/03       11.01       (23.33)             75,591      0.95              0.11              45
3/31/04       14.81        34.56              87,619      0.96              0.10              42

                                      Stock Portfolio Class 2
10/16/00-
3/31/01+      14.34       (17.37)             14,671      1.08#             0.11#             77
3/31/02       14.33         4.18              89,106      1.10             (0.13)             59
3/31/03       10.97       (23.45)            110,306      1.10             (0.03)             45
3/31/04       14.74        34.37             184,179      1.11             (0.05)             42

                                      Stock Portfolio Class 3
11/11/02-
3/31/03+      10.97        (3.26)                189      1.22#            (0.04)#            45
3/31/04       14.72        34.18              10,471      1.24             (0.13)             42

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
 #   Annualized
 +   Inception date of class
 @   Gross of custody credits of 0.01%
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                                3/31/00     3/31/01    3/31/02
                                                                                -------     -------    -------
Multi-Managed Income Portfolio Class 1                                           0.02%       0.03%      (0.04)%
Multi-Managed Income Portfolio Class 2                                             --          --       (0.05)
Multi-Managed Income Portfolio Class 3                                             --          --          --

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would been higher by the following:

                                                                                3/31/04
                                                                                -------
Asset Allocation:Diversified Growth Portfolio Class 1                            0.01%
Asset Allocation:Diversified Growth Portfolio Class 2                            0.01
Asset Allocation:Diversified Growth Portfolio Class 3                            0.01

(3) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions (See Note 4).

                                                                               DIVIDENDS
                                                                               DECLARED          DIVIDENDS
             NET ASSET          NET         NET REALIZED &                     FROM NET          FROM NET
               VALUE         INVESTMENT      UNREALIZED         TOTAL FROM      INVEST-          REALIZED
PERIOD       BEGINNING         INCOME      GAIN (LOSS) ON       INVESTMENT       MENT             GAIN ON            TOTAL
ENDED        OF PERIOD        (LOSS)*       INVESTMENTS         OPERATIONS      INCOME          INVESTMENTS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
                                               Large Cap Growth Portfolio Class 1
3/31/00      $  10.77        $  (0.04)        $   4.53           $   4.49      $  (0.01)         $  (0.30)         $  (0.31)
3/31/01         14.95           (0.01)           (5.35)             (5.36)        (0.02)            (1.19)            (1.21)
3/31/02          8.38              --            (0.40)             (0.40)           --                --                --
3/31/03          7.98              --            (1.99)             (1.99)           --                --                --
3/31/04          5.99              --             1.87               1.87            --                --                --

                                               Large Cap Growth Portfolio Class 2
10/16/00-
3/31/01+        12.65            0.01            (3.07)             (3.06)        (0.02)            (1.19)            (1.21)
3/31/02          8.38           (0.02)           (0.39)             (0.41)           --                --                --
3/31/03          7.97              --            (2.00)             (2.00)           --                --                --
3/31/04          5.97           (0.01)            1.86               1.85            --                --                --

                                               Large Cap Growth Portfolio Class 3
11/11/02-
3/31/03+         6.27              --            (0.31)             (0.31)           --                --                --
3/31/04          5.96           (0.02)            1.87               1.85            --                --                --

                                              Large Cap Composite Portfolio Class 1
3/31/00         10.44            0.01             2.64               2.65         (0.02)            (0.02)            (0.04)
3/31/01         13.05              --            (3.02)             (3.02)           --             (0.73)            (0.73)
3/31/02          9.30            0.01            (0.11)             (0.10)           --             (0.01)            (0.01)
3/31/03          9.19            0.03            (2.32)             (2.29)        (0.03)               --             (0.03)
3/31/04          6.87            0.02             2.17               2.19         (0.02)               --             (0.02)

                                              Large Cap Composite Portfolio Class 2
10/16/00-
3/31/01+        12.23              --            (2.20)             (2.20)           --             (0.73)            (0.73)
3/31/02          9.30              --            (0.11)             (0.11)           --             (0.01)            (0.01)
3/31/03          9.18            0.02            (2.33)             (2.31)        (0.01)               --             (0.01)
3/31/04          6.86            0.01             2.16               2.17         (0.01)               --             (0.01)

                                              Large Cap Composite Portfolio Class 3
11/11/02-
3/31/03+         7.22            0.01            (0.36)             (0.35)        (0.01)               --             (0.01)
3/31/04          6.86              --             2.15               2.15            --                --                --

                                                Large Cap Value Portfolio Class 1
3/31/00         10.21            0.13             0.44               0.57         (0.11)            (0.26)            (0.37)
3/31/01         10.41            0.12             1.05               1.17         (0.12)            (0.77)            (0.89)
3/31/02         10.69            0.10             0.15               0.25         (0.06)            (0.28)            (0.34)
3/31/03         10.60            0.11            (2.84)             (2.73)        (0.03)            (0.04)            (0.07)
3/31/04          7.80            0.12             2.92               3.04         (0.09)               --             (0.09)

                                                Large Cap Value Portfolio Class 2
10/16/00-
3/31/01+        10.86            0.04             0.67               0.71         (0.11)            (0.77)            (0.88)
3/31/02         10.69            0.08             0.15               0.23         (0.04)            (0.28)            (0.32)
3/31/03         10.60            0.09            (2.85)             (2.76)        (0.02)            (0.04)            (0.06)
3/31/04          7.78            0.10             2.92               3.02         (0.07)               --             (0.07)

                                                Large Cap Value Portfolio Class 3
11/11/02-
3/31/03+         8.27            0.03            (0.46)             (0.43)        (0.02)            (0.04)            (0.06)
3/31/04          7.78            0.08             2.93               3.01         (0.07)               --             (0.07)

                                                                          RATIO OF
               NET                         NET                              NET
              ASSET                       ASSETS          RATIO OF       INVESTMENT
              VALUE                       END OF        EXPENSES TO       INCOME TO
PERIOD        END OF       TOTAL          PERIOD        AVERAGE NET        AVERAGE        PORTFOLIO
ENDED         PERIOD      RETURN**        (000'S)        ASSETS(1)      NET ASSETS(1)     TURNOVER
----------------------------------------------------------------------------------------------------
                                 Large Cap Growth Portfolio Class 1
3/31/00     $  14.95       41.95%        $  27,860         1.10%++         (0.31)%++          74%
3/31/01         8.38      (37.78)           26,094         1.10@           (0.07)@            40
3/31/02         7.98       (4.77)           21,905         1.10            (0.03)             43
3/31/03         5.99      (24.94)           12,337         1.10             0.06              58
3/31/04         7.86       31.22            14,623         1.10             0.02              44

                                 Large Cap Growth Portfolio Class 2
10/16/00-
3/31/01+        8.38      (26.48)            9,073         1.25#@           0.05#@            40
3/31/02         7.97       (4.89)           38,180         1.25            (0.19)             43
3/31/03         5.97      (25.09)           41,534         1.25            (0.07)             58
3/31/04         7.82       30.99            71,204         1.25            (0.13)             44

                                 Large Cap Growth Portfolio Class 3
11/11/02-
3/31/03+        5.96       (4.94)              141         1.35#           (0.01)#            58
3/31/04         7.81       31.04             5,122         1.35            (0.24)             44

                               Large Cap Composite Portfolio Class 1
3/31/00        13.05       25.42            18,672         1.10++           0.08++            38
3/31/01         9.30      (24.05)           14,265         1.10@           (0.03)@            64
3/31/02         9.19       (1.10)           12,889         1.10             0.16              64
3/31/03         6.87      (24.99)            4,219         1.10             0.33              59
3/31/04         9.04       31.85             4,838         1.10             0.28              78

                               Large Cap Composite Portfolio Class 2
10/16/00-
3/31/01+        9.30      (18.96)            3,046         1.25#@           0.08#@            64
3/31/02         9.18       (1.24)           15,204         1.25               --              64
3/31/03         6.86      (25.13)           16,939         1.25             0.23              59
3/31/04         9.02       31.58            27,637         1.25             0.13              78

                               Large Cap Composite Portfolio Class 3
11/11/02-
3/31/03+        6.86       (4.81)               97         1.28#            0.31#             59
3/31/04         9.01       31.39             2,095         1.35             0.03              78

                                 Large Cap Value Portfolio Class 1
3/31/00        10.41        5.59            16,751         1.10++           1.21++            52
3/31/01        10.69       11.14            17,942         1.10@            1.08@             49
3/31/02        10.60        2.43            17,457         1.10             0.90              30
3/31/03         7.80      (25.86)           10,653         1.10             1.19              32
3/31/04        10.75       39.01            13,865         1.10             1.20              29

                                 Large Cap Value Portfolio Class 2
10/16/00-
3/31/01+       10.69        6.51             8,396         1.25#@           0.84#@            49
3/31/02        10.60        2.28            51,550         1.25             0.72              30
3/31/03         7.78      (26.09)           51,942         1.25             1.07              32
3/31/04        10.73       38.93            92,112         1.25             1.04              29

                                 Large Cap Value Portfolio Class 3
11/11/02-
3/31/03+        7.78       (5.27)              140         1.28#            1.14#             32
3/31/04        10.72       38.76             5,528         1.35             0.87              29

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
 #   Annualized
 +   Inception date of class
++ The ratios reflect an expense cap of 1.10% which is net of custody credits of (0.01%), (0.02%) and (0.02%) for the Large Cap Growth Class 1, Large Cap Composite Class 1 and Large Cap Value Class 1, respectively, or waivers/reimbursements if applicable.
 @ The ratios reflect an expense cap of 1.10% and 1.25% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                           3/31/00  3/31/01  3/31/02  3/31/03  3/31/04
                                                                           -------  -------  -------  -------  -------
Large Cap Growth Portfolio Class 1                                          0.21%    0.26%    0.05%    0.06%    0.01%
Large Cap Growth Portfolio Class 2                                            --     0.19#    0.04     0.06     0.01
Large Cap Growth Portfolio Class 3                                            --       --       --     0.10#    0.06
Large Cap Composite Portfolio Class 1                                       0.40     0.59     0.46     0.44     0.42
Large Cap Composite Portfolio Class 2                                         --     0.62#    0.43     0.49     0.41
Large Cap Composite Portfolio Class 3                                         --       --       --     0.68#    0.43
Large Cap Value Portfolio Class 1                                           0.31     0.54     0.10    (0.02)   (0.03)
Large Cap Value Portfolio Class 2                                             --     0.39#    0.06    (0.02)   (0.03)
Large Cap Value Portfolio Class 3                                             --       --       --     0.09#    0.01

See Notes to Financial Statements

                                                                               DIVIDENDS
                                                                               DECLARED          DIVIDENDS
             NET ASSET          NET         NET REALIZED &                     FROM NET          FROM NET
               VALUE         INVESTMENT      UNREALIZED         TOTAL FROM      INVEST-          REALIZED
PERIOD       BEGINNING         INCOME      GAIN (LOSS) ON       INVESTMENT       MENT             GAIN ON            TOTAL
ENDED        OF PERIOD        (LOSS)*       INVESTMENTS         OPERATIONS      INCOME          INVESTMENTS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
                                              Mid Cap Growth Portfolio Class 1
3/31/00      $  10.46        $  (0.09)        $   7.94           $   7.85      $     --          $  (0.36)         $  (0.36)
3/31/01         17.95           (0.10)           (5.35)             (5.45)           --             (3.16)            (3.16)
3/31/02          9.34           (0.07)            0.80               0.73            --                --                --
3/31/03         10.07           (0.06)           (2.33)             (2.39)           --                --                --
3/31/04          7.68           (0.07)            4.03               3.96            --                --                --

                                              Mid Cap Growth Portfolio Class 2
10/16/00-
3/31/01+        15.69           (0.04)           (3.16)             (3.20)           --             (3.16)            (3.16)
3/31/02          9.33           (0.08)            0.80               0.72            --                --                --
3/31/03         10.05           (0.07)           (2.33)             (2.40)           --                --                --
3/31/04          7.65           (0.09)            4.02               3.93            --                --                --

                                              Mid Cap Growth Portfolio Class 3
11/11/02-
3/31/03+         7.76           (0.03)           (0.08)             (0.11)           --                --                --
3/31/04          7.65           (0.10)            4.01               3.91            --                --                --

                                              Mid Cap Value Portfolio Class 1
3/31/00          9.98            0.11             0.84               0.95         (0.09)            (0.32)            (0.41)
3/31/01         10.52            0.13             2.49               2.62         (0.11)            (0.88)            (0.99)
3/31/02         12.15            0.10             1.93               2.03         (0.09)            (0.68)            (0.77)
3/31/03         13.41            0.11            (2.73)             (2.62)        (0.02)            (0.16)            (0.18)
3/31/04         10.61            0.10             4.80               4.90         (0.10)            (0.01)            (0.11)

                                              Mid Cap Value Portfolio Class 2
10/16/00-
3/31/01+        11.76            0.06             1.32               1.38         (0.11)            (0.88)            (0.99)
3/31/02         12.15            0.09             1.92               2.01         (0.08)            (0.68)            (0.76)
3/31/03         13.40            0.10            (2.73)             (2.63)        (0.02)            (0.16)            (0.18)
3/31/04         10.59            0.08             4.79               4.87         (0.08)            (0.01)            (0.09)

                                               Mid Cap Value Portfolio Class 3
11/11/02-
3/31/03+        11.07            0.04            (0.34)             (0.30)        (0.02)            (0.16)            (0.18)
3/31/04         10.59            0.05             4.80               4.85         (0.08)            (0.01)            (0.09)

                                                 Small Cap Portfolio Class 1
3/31/00          9.91           (0.03)            4.65               4.62         (0.01)            (0.44)            (0.45)
3/31/01         14.08           (0.02)           (3.91)             (3.93)           --             (2.12)            (2.12)
3/31/02          8.03           (0.02)            0.35               0.33            --                --                --
3/31/03          8.36           (0.03)           (2.32)             (2.35)           --                --                --
3/31/04          6.01           (0.04)            2.96               2.92            --                --                --

                                                Small Cap Portfolio Class 2
10/16/00-
3/31/01+        12.39              --            (2.25)             (2.25)           --             (2.12)            (2.12)
3/31/02          8.02           (0.04)            0.36               0.32            --                --                --
3/31/03          8.34           (0.03)           (2.32)             (2.35)           --                --                --
3/31/04          5.99           (0.05)            2.95               2.90            --                --                --

                                                Small Cap Portfolio Class 3
11/11/02-
3/31/03+         6.19           (0.01)           (0.19)             (0.20)           --                --                --
3/31/04          5.99           (0.05)            2.93               2.88            --                --                --

                                                                          RATIO OF
               NET                         NET                              NET
              ASSET                       ASSETS          RATIO OF       INVESTMENT
              VALUE                       END OF        EXPENSES TO       INCOME TO
PERIOD        END OF       TOTAL          PERIOD        AVERAGE NET        AVERAGE        PORTFOLIO
ENDED         PERIOD      RETURN**        (000'S)        ASSETS(1)      NET ASSETS(1)     TURNOVER
----------------------------------------------------------------------------------------------------
                                  Mid Cap Growth Portfolio Class 1
3/31/00     $  17.95       75.89%        $  28,059         1.15%++         (0.68)%++          68%
3/31/01         9.34      (34.29)           18,897         1.15@           (0.72)@            68
3/31/02        10.07        7.82            18,380         1.15            (0.72)             70
3/31/03         7.68      (23.73)           10,649         1.15            (0.71)            117
3/31/04        11.64       51.56            15,233         1.15            (0.74)             97

                                  Mid Cap Growth Portfolio Class 2
10/16/00-
3/31/01+        9.33      (24.91)            7,499         1.30#@          (0.68)#@           68
3/31/02        10.05        7.72            33,843         1.30            (0.86)             70
3/31/03         7.65      (23.88)           32,110         1.30            (0.86)            117
3/31/04        11.58       51.37            69,968         1.30            (0.89)             97

                                  Mid Cap Growth Portfolio Class 3
11/11/02-
3/31/03+        7.65       (1.42)              139         1.40#           (0.98)#           117
3/31/04        11.56       51.11             5,917         1.40            (1.07)             97

                                   Mid Cap Value Portfolio Class 1
3/31/00        10.52        9.76            16,640         1.15             1.02              72
3/31/01        12.15       25.38            21,103         1.15             1.10              62
3/31/02        13.41       17.38            16,222         1.15             0.82              59
3/31/03        10.61      (19.61)           10,584         1.15             0.95              61
3/31/04        15.40       46.29            14,034         1.15             0.69              50

                                  Mid Cap Value Portfolio Class 2
10/16/00-
3/31/01+       12.15       12.13             7,358         1.30#            0.99#             62
3/31/02        13.40       17.13            46,746         1.30             0.69              59
3/31/03        10.59      (19.73)           46,557         1.30             0.83              61
3/31/04        15.37       46.09            85,682         1.30             0.53              50

                                  Mid Cap Value Portfolio Class 3
11/11/02-
3/31/03+       10.59       (2.84)              138         1.40#            0.97#             61
3/31/04        15.35       45.86             5,435         1.40             0.37              50

                                   Small Cap Portfolio Class 1
3/31/00        14.08       46.99            21,144         1.15            (0.24)            103
3/31/01         8.03      (30.20)           14,611         1.15            (0.16)            138
3/31/02         8.36        4.11            13,864         1.15            (0.25)            101
3/31/03         6.01      (28.11)            8,061         1.15            (0.37)             91
3/31/04         8.93       48.59            11,129         1.15            (0.52)            134

                                   Small Cap Portfolio Class 2
10/16/00-
3/31/01+        8.02      (20.76)            4,578         1.30#           (0.08)#           138
3/31/02         8.34        3.99            29,363         1.30            (0.45)            101
3/31/03         5.99      (28.18)           28,013         1.30            (0.52)             91
3/31/04         8.89       48.41            62,201         1.30            (0.67)            134

                                   Small Cap Portfolio Class 3
11/11/02-
3/31/03+        5.99       (3.23)              120         1.40#           (0.58)#            91
3/31/04         8.87       48.08             5,609         1.40            (0.72)            134

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance company. If such expenses had been included, total return would have been lower for each period presented.
 #   Annualized
 +   Inception date of class
++ The ratios reflect an expense cap of 1.15% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable.
 @ The ratios reflect an expense cap of 1.15% and 1.30% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                           3/31/00  3/31/01  3/31/02  3/31/03  3/31/04
                                                                           -------  -------  -------  -------  -------
Mid Cap Growth Portfolio Class 1                                            0.22%    0.33%    0.15%    0.12%    0.03%
Mid Cap Growth Portfolio Class 2                                              --     0.32#    0.12     0.13     0.03
Mid Cap Growth Portfolio Class 3                                              --       --       --     0.19#    0.06
Mid Cap Value Portfolio Class 1                                             0.32     0.49     0.16    (0.01)      --
Mid Cap Value Portfolio Class 2                                               --     0.34#    0.12    (0.01)   (0.01)
Mid Cap Value Portfolio Class 3                                               --       --       --     0.01)#   0.03
Small Cap Portfolio Class 1                                                 0.30     0.52     0.30     0.17     0.06
Small Cap Portfolio Class 2                                                   --     0.54#    0.26     0.18     0.06
Small Cap Portfolio Class 3                                                   --       --       --     0.25#    0.08

See Notes to Financial Statements.

                                                                               DIVIDENDS
                                                                               DECLARED          DIVIDENDS
             NET ASSET          NET         NET REALIZED &                     FROM NET          FROM NET
               VALUE         INVESTMENT      UNREALIZED         TOTAL FROM      INVEST-          REALIZED
PERIOD       BEGINNING         INCOME      GAIN (LOSS) ON       INVESTMENT       MENT             GAIN ON            TOTAL
ENDED        OF PERIOD        (LOSS)*       INVESTMENTS         OPERATIONS      INCOME          INVESTMENTS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
                                          International Equity Portfolio Class 1
3/31/00      $  10.34        $   0.01         $   3.21           $   3.22      $  (0.06)         $  (0.30)         $  (0.36)
3/31/01         13.20            0.02            (4.44)             (4.42)           --             (0.47)            (0.47)
3/31/02          8.31            0.03            (0.93)             (0.90)           --             (0.05)            (0.05)
3/31/03          7.36            0.03            (2.24)             (2.21)        (0.03)               --             (0.03)
3/31/04          5.12            0.04             2.66               2.70         (0.07)               --             (0.07)

                                          International Equity Portfolio Class 2
10/16/00-
3/31/01+        10.77            0.02            (2.02)             (2.00)           --             (0.47)            (0.47)
3/31/02          8.30            0.01            (0.91)             (0.90)           --             (0.05)            (0.05)
3/31/03          7.35            0.02            (2.24)             (2.22)        (0.01)               --             (0.01)
3/31/04          5.12            0.03             2.65               2.68         (0.06)               --             (0.06)

                                          International Equity Portfolio Class 3
11/11/02-
3/31/03+         5.69              --            (0.56)             (0.56)        (0.01)               --             (0.01)
3/31/04          5.12            0.04             2.63               2.67         (0.06)               --             (0.06)

                                        Diversified Fixed Income Portfolio Class 1
3/31/00          9.94            0.53            (0.42)              0.11         (0.42)               --             (0.42)
3/31/01          9.63            0.57             0.24               0.81         (0.57)               --             (0.57)
3/31/02          9.87            0.44            (0.26)              0.18         (0.29)               --             (0.29)
3/31/03          9.76            0.36             0.63               0.99         (0.05)               --             (0.05)
3/31/04         10.70            0.35             0.19               0.54         (0.27)               --             (0.27)

                                        Diversified Fixed Income Portfolio Class 2
10/16/00-
3/31/01+         9.99            0.24             0.21               0.45         (0.57)               --             (0.57)
3/31/02          9.87            0.40            (0.24)              0.16         (0.28)               --             (0.28)
3/31/03          9.75            0.32             0.65               0.97         (0.04)               --             (0.04)
3/31/04         10.68            0.33             0.19               0.52         (0.25)               --             (0.25)

                                        Diversified Fixed Income Portfolio Class 3
11/11/02-
3/31/03+        10.49            0.09             0.13               0.22         (0.04)               --             (0.04)
3/31/04         10.67            0.29             0.22               0.51         (0.25)               --             (0.25)

                                             Cash Management Portfolio Class 1
3/31/00         10.06            0.45             0.01               0.46         (0.28)               --             (0.28)
3/31/01         10.24            0.56             0.02               0.58         (0.11)               --             (0.11)
3/31/02         10.71            0.24             0.01               0.25         (0.07)               --             (0.07)
3/31/03         10.89            0.10               --               0.10         (0.15)               --             (0.15)
3/31/04         10.84            0.04               --               0.04         (0.09)               --             (0.09)

                                             Cash Management Portfolio Class 2
10/16/00-
3/31/01+        10.56            0.18             0.07               0.25         (0.11)               --             (0.11)
3/31/02         10.70            0.21             0.03               0.24         (0.05)               --             (0.05)
3/31/03         10.89            0.07               --               0.07         (0.14)               --             (0.14)
3/31/04         10.82            0.02               --               0.02         (0.07)               --             (0.07)

                                             Cash Management Portfolio Class 3
11/11/02-
3/31/03+        10.95            0.01               --               0.01         (0.14)               --             (0.14)
3/31/04         10.82            0.01               --               0.01         (0.07)               --             (0.07)

                                                                          RATIO OF
               NET                         NET                              NET
              ASSET                       ASSETS          RATIO OF       INVESTMENT
              VALUE                       END OF        EXPENSES TO       INCOME TO
PERIOD        END OF       TOTAL          PERIOD        AVERAGE NET        AVERAGE        PORTFOLIO
ENDED         PERIOD      RETURN**        (000'S)        ASSETS(1)      NET ASSETS(1)     TURNOVER
----------------------------------------------------------------------------------------------------
                               International Equity Portfolio Class 1
3/31/00     $  13.20       31.36%        $  20,390         1.30%++          0.12%++           54%
3/31/01         8.31      (34.10)           12,802         1.30             0.18              26
3/31/02         7.36      (10.84)            9,076         1.30             0.45              72
3/31/03         5.12      (30.12)            5,273         1.30             0.53              53
3/31/04         7.75       52.92             7,794         1.30             0.64              50
                               International Equity Portfolio Class 2

10/16/00-
3/31/01+        8.30      (19.33)            5,223         1.45#            0.36#             26
3/31/02         7.35      (10.86)           18,895         1.45             0.12              72
3/31/03         5.12      (30.17)           22,167         1.45             0.31              53
3/31/04         7.74       52.53            58,220         1.45             0.45              50

                               International Equity Portfolio Class 3
11/11/02-
3/31/03+        5.12       (9.79)              144         1.55#            0.15#             53
3/31/04         7.73       52.29             4,277         1.55             0.66              50

                             Diversified Fixed Income Portfolio Class 1
3/31/00         9.63        1.22            16,784         1.00             5.48              46
3/31/01         9.87        8.66            16,428         1.00@            5.81@             27
3/31/02         9.76        1.82            14,972         1.00             4.50              44
3/31/03        10.70       10.14            17,731         1.00             3.47              60
3/31/04        10.97        5.11            13,922         0.90             3.15             106

                             Diversified Fixed Income Portfolio Class 2
10/16/00-
3/31/01+        9.87        4.71             6,655         1.15#@           5.84#@            27
3/31/02         9.75        1.57            48,365         1.15             4.10              44
3/31/03        10.68       10.00           135,818         1.15             3.25              60
3/31/04        10.95        4.97           138,125         1.05             3.01             106

                             Diversified Fixed Income Portfolio Class 3
11/11/02-
3/31/03+       10.67        2.15               978         1.25#            2.68#             60
3/31/04        10.93        4.84             9,120         1.15             2.99             106

                                 Cash Management Portfolio Class 1
3/31/00        10.24        4.59             4,123         0.85             4.63              --
3/31/01        10.71        5.73             4,897         0.85             5.45              --
3/31/02        10.89        2.32             8,283         0.85             2.24              --
3/31/03        10.84        0.89             6,297         0.85             0.86              --
3/31/04        10.79        0.37             7,384         0.80             0.33              --

                                 Cash Management Portfolio Class 2
10/16/00-
3/31/01+       10.70        2.40            10,424         1.00#            4.52#             --
3/31/02        10.89        2.27            34,724         1.00             1.91              --
3/31/03        10.82        0.66            56,597         1.00             0.67              --
3/31/04        10.77        0.22            54,276         0.95             0.18              --

                                 Cash Management Portfolio Class 3
11/11/02-
3/31/03+       10.82        0.11               348         1.10#            0.25#             --
3/31/04        10.76        0.09             6,224         1.05             0.06              --

----------
 *  Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
 #  Annualized
 +  Inception date of class
++ The ratios reflect an expense cap of 1.30% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable.
 @ The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable. (1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                           3/31/00  3/31/01  3/31/02  3/31/03  3/31/04
                                                                           -------  -------  -------  -------  -------
International Equity Portfolio Class 1                                      0.63%    1.01%    0.82%    0.46%    0.31%
International Equity Portfolio Class 2                                        --     1.01#    0.75     0.46     0.30
International Equity Portfolio Class 3                                        --       --       --     0.49#    0.30
Diversified Fixed Income Portfolio Class 1                                  0.31     0.61     0.17     0.01    (0.03)
Diversified Fixed Income Portfolio Class 2                                    --     0.51#    0.10       --    (0.02)
Diversified Fixed Income Portfolio Class 3                                    --       --       --     0.14#   (0.01)
Cash Management Portfolio Class 1                                           2.10     1.98       --    (0.01)   (0.03)
Cash Management Portfolio Class 2                                             --     0.80#      --    (0.02)   (0.03)
Cash Management Portfolio Class 3                                             --       --       --     0.03#   (0.01)

See Notes to Financial Statements.

                                                                               DIVIDENDS
                                                                               DECLARED          DIVIDENDS
             NET ASSET          NET         NET REALIZED &                     FROM NET          FROM NET
               VALUE         INVESTMENT      UNREALIZED         TOTAL FROM      INVEST-          REALIZED
PERIOD       BEGINNING         INCOME      GAIN (LOSS) ON       INVESTMENT       MENT             GAIN ON            TOTAL
ENDED        OF PERIOD        (LOSS)*       INVESTMENTS         OPERATIONS      INCOME          INVESTMENTS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
                                              Focus Growth Portfolio Class 1
7/5/00-
3/31/01+     $  10.00        $     --         $  (2.81)          $  (2.81)     $     --          $     --          $     --
3/31/02          7.19           (0.04)           (0.09)             (0.13)           --                --                --
3/31/03          7.06           (0.03)           (1.54)             (1.57)           --                --                --
3/31/04          5.49           (0.05)            2.48               2.43            --                --                --

                                              Focus Growth Portfolio Class 2
10/16/00-
3/31/01+         8.93              --            (1.74)             (1.74)           --                --                --
3/31/02          7.19           (0.06)           (0.08)             (0.14)           --                --                --
3/31/03          7.05           (0.03)           (1.55)             (1.58)           --                --                --
3/31/04          5.47           (0.06)            2.47               2.41            --                --                --

                                              Focus Growth Portfolio Class 3
11/11/02-
3/31/03+         5.70           (0.01)           (0.22)             (0.23)           --                --                --
3/31/04          5.47           (0.05)            2.45               2.40            --                --                --

                                              Focus TechNet Portfolio Class 2
12/29/00-
3/31/01+        10.00           (0.01)           (4.27)             (4.28)           --                --                --
3/31/02          5.72           (0.09)           (1.22)             (1.31)           --                --                --
3/31/03          4.41           (0.04)           (1.53)             (1.57)           --                --                --
3/31/04          2.84           (0.07)            2.30               2.23            --                --                --

                                              Focus TechNet Portfolio Class 3
11/11/02-
3/31/03+         2.85           (0.02)            0.01              (0.01)           --                --                --
3/31/04          2.84           (0.07)            2.30               2.23            --                --                --

                                         Focus Growth and Income Portfolio Class 2
12/29/00-
3/31/01+        10.00            0.01            (1.58)             (1.57)           --                --                --
3/31/02          8.43           (0.03)           (0.08)             (0.11)           --                --                --
3/31/03          8.32           (0.03)           (1.51)             (1.54)           --                --                --
3/31/04          6.78           (0.03)            2.53               2.50            --                --                --

                                         Focus Growth and Income Portfolio Class 3
11/11/02-
3/31/03+         6.96           (0.01)           (0.17)             (0.18)           --                --                --
3/31/04          6.78           (0.03)            2.52               2.49            --                --                --

                                               Focus Value Portfolio Class 2
10/1/01-
3/31/02+        10.00           (0.01)            1.80               1.79            --             (0.11)            (0.11)
3/31/03         11.68            0.07            (2.63)             (2.56)        (0.10)(1)         (0.25)            (0.35)
3/31/04          8.77            0.15             4.19               4.34            --                --                --

                                               Focus Value Portfolio Class 3
11/11/02-
3/31/03+         9.12              --               --                 --         (0.10)(1)         (0.25)            (0.35)
3/31/04          8.77            0.09             4.23               4.32            --                --                --

                                                                          RATIO OF
               NET                         NET                              NET
              ASSET                       ASSETS          RATIO OF       INVESTMENT
              VALUE                       END OF        EXPENSES TO       INCOME TO
PERIOD        END OF       TOTAL          PERIOD        AVERAGE NET        AVERAGE        PORTFOLIO
ENDED         PERIOD      RETURN**        (000'S)        ASSETS(1)      NET ASSETS(1)     TURNOVER
----------------------------------------------------------------------------------------------------
                                 Focus Growth Portfolio Class 1
7/5/00-
3/31/01+    $   7.19      (28.10)%       $  18,787         1.30%#++        (0.01)%#++        195%
3/31/02         7.06       (1.81)            8,039         1.30            (0.61)            189
3/31/03         5.49      (22.24)            5,535         1.30            (0.44)            143
3/31/04         7.92       44.26             8,170         1.30            (0.66)             90

                                 Focus Growth Portfolio Class 2
10/16/00-
3/31/01+        7.19      (19.48)           10,972         1.45#++          0.06#++          195
3/31/02         7.05       (1.95)           33,720         1.45            (0.78)            189
3/31/03         5.47      (22.41)           33,763         1.45            (0.59)            143
3/31/04         7.88       44.06            68,443         1.45            (0.81)             90

                                 Focus Growth Portfolio Class 3
11/11/02-
3/31/03+        5.47       (4.04)               99         1.55#           (0.66)#           143
3/31/04         7.87       43.88             6,775         1.55            (0.75)             90

                                 Focus TechNet Portfolio Class 2
12/29/00-
3/31/01+        5.72      (42.80)            5,860         1.65#++         (0.51)#++         160
3/31/02         4.41      (22.90)           12,522         1.65@           (1.22)@           357
3/31/03         2.84      (35.60)           11,585         1.65            (1.46)            253
3/31/04         5.07       78.52            31,718         1.65            (1.55)            183

                                 Focus TechNet Portfolio Class 3
11/11/02-
3/31/03+        2.84       (0.35)              100         1.68#           (1.52)#           253
3/31/04         5.07       78.52             3,830         1.75            (1.70)            183

                              Focus Growth and Income Portfolio Class 2
12/29/00-
3/31/01+        8.43      (15.70)            6,435         1.45#++          0.28#++           71
3/31/02         8.32       (1.25)           21,393         1.45@           (0.37)@           187
3/31/03         6.78      (18.51)           19,142         1.45            (0.37)            180
3/31/04         9.28       36.87            49,277         1.45            (0.35)             84

                              Focus Growth and Income Portfolio Class 3
11/11/02-
3/31/03+        6.78       (2.59)              105         1.55#           (0.44)#           180
3/31/04         9.27       36.73             6,855         1.55            (0.35)             84

                                  Focus Value Portfolio Class 2
10/1/01-
3/31/02+       11.68       17.90            19,589         1.45#@          (0.27)#@           81
3/31/03         8.77      (22.00)           19,105         1.45             0.71             190
3/31/04        13.11       49.49            49,022         1.45             1.34             165

                                  Focus Value Portfolio Class 3
11/11/02-
3/31/03+        8.77       (0.12)              115         1.55#           (0.12)#           190
3/31/04        13.09       49.26             4,494         1.55             0.87             165

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
 #   Annualized
 +   Inception date of class.
++ The ratios reflect an expense cap of 1.30%, 1.45%, 1.65%, and 1.45% for the Focus Growth Class 1, Focus Growth Class 2, Focus TechNet Class 2, Focus Growth and Income Class 2, respectively, which are net of custody credits of (0.02%), (0.02%), (0.21%), and (0.20%), respectively, or waivers/reimbursements if applicable.
 @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.
(1)  Includes a tax return of capital of $0.03 per share.
(2) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                          3/31/01#  3/31/02  3/31/03  3/31/04
                                                                          --------  -------  -------  -------
Focus Growth Portfolio Class 1                                              0.58%    0.22%    0.18%    0.05%
Focus Growth Portfolio Class 2                                              0.45     0.21     0.19     0.05
Focus Growth Portfolio Class 3                                                --       --     0.26#    0.08
Focus TechNet Portfolio Class 2                                             2.16     1.32     1.71     0.52
Focus TechNet Portfolio Class 3                                               --       --     1.74#    0.52
Focus Growth and Income Portfolio Class 2                                   2.90     1.02     0.68     0.25
Focus Growth and Income Portfolio Class 3                                     --       --     0.79#    0.27
Focus Value Portfolio Class 2                                                 --     1.09#    0.73     0.25
Focus Value Portfolio Class 3                                                 --       --     0.76#    0.27

See Notes to Financial Statements.

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Seasons Series Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nineteen portfolios constituting SunAmerica Seasons Series Trust (hereafter referred to as the "Trust") at March 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States of America), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

New York, New York
May 18, 2004

SEASONS SERIES TRUST
TRUSTEE INFORMATION (UNAUDITED)

The following table contains information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                  NUMBER OF
                                                                                 PORTFOLIOS
                                          TERM OF                                 IN FUND
         NAME,                           OFFICE AND                               COMPLEX
      ADDRESS AND        POSITION HELD   LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN            OTHER DIRECTORSHIPS HELD
     DATE OF BIRTH*       WITH TRUST   TIME SERVED(4)    DURING PAST 5 YEARS    BY TRUSTEE(1)               BY TRUSTEE(3)
-----------------------  ------------- --------------  -----------------------  -------------  -------------------------------------
INDEPENDENT TRUSTEE

Carl D. Covitz              Trustee     2001-Present   Owner and President,          51        Director, Kayne Anderson Mutual
DOB: March 31, 1939                                    Landmark Capital, Inc.                  Funds (since 1995); Director, Arden
                                                       (since 1973)                            Realty, Inc. (since 1995).

Monica C. Lozano            Trustee     1998-Present   President and Chief           51        Trustee, University of Southern
DOB: July 21, 1956                                     Operating Officer                       California (since 1991); Director,
                                                       (since 2000) La Opinion                 California Healthcare Foundation
                                                       (newspaper publishing                   (since 1998); Director, Tenet
                                                       concern), Associate                     Healthcare Corporation (since 2002);
                                                       Publisher (1991-1999)                   Director, The Walt Disney Company
                                                       and Executive Editor                    (since 2000); Director, Union Bank of
                                                       (1995-1999) thereof                     California (since 2001).

Gilbert T. Ray              Trustee     2001-Present   Retired Partner,              51        Director, Advanced Auto Parts, Inc.
DOB: September 18, 1944                                O'Melveny & Myers                       (retail, automotive supply stores)
                                                       LLP (since 2000); and                   (since 2002); Director, Watts,
                                                       Attorney (1972-2000)                    Wyatt & Company (services --
                                                       thereof                                 management consulting services)
                                                                                               (since 2000).

Allan L. Sher               Trustee     1997-Present   Retired Brokerage             51        Director, Bowl America Incorporated
DOB: October 19, 1931                                  Executive (since 1992)                  (1997-Present).

Bruce G.Willison            Trustee     2001-Present   Dean, Anderson School         51        Director, Nordstrom, Inc. (since
DOB: October 16, 1948                                  at UCLA (since 1999)                    1997); Director, Homestore, Inc.
                                                                                               (real estate agents and managers
                                                                                               (since 2003); Healthnet
                                                                                               International, Inc. (business
                                                                                               services) (since 2000).

INTERESTED TRUSTEE

Jana W. Greer(2)          Trustee and   2001-Present   President, AIG                51        Director, National Association for
DOB: December 30, 1951      Chairman                   SunAmerica Retirement                   Variable Annuities (since 1999).
                                                       Markets, Inc. (since
                                                       1996), and Executive
                                                       Vice President thereof
                                                       (1994-1996); Senior
                                                       Vice President and
                                                       Director, AIG
                                                       Retirement Services,
                                                       Inc. (since 1991)

----------
* The business address for each Trustee is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).
(2) Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of AIG SunAmerica Retirement Markets, Inc.
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "Public Company") registered under the investment act of 1940.
(4)  Trustees serve until their successors are duly elected and qualified.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and distributions for the fiscal year ended March 31, 2004.

During the fiscal year ended March 31, 2004 the Portfolios paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

                                                             NET            NET             NET        QUALIFYING % FOR THE
                                                 TOTAL    INVESTMENT     SHORT-TERM      LONG-TERM         70% DIVIDENDS
PORTFOLIO                                      DIVIDENDS    INCOME     CAPITAL GAINS*  CAPITAL GAINS    RECEIVED DEDUCTIONS
---------                                      ---------  ----------   --------------  -------------   --------------------
Multi-Managed Growth - Class 1                   0.10        0.10            --              --                20.88%
Multi-Managed Growth - Class 2                   0.09        0.09            --              --                20.88%
Multi-Managed Growth - Class 3                   0.09        0.09            --              --                20.88%
Multi-Managed Moderate
   Growth - Class 1                              0.17        0.17            --              --                 0.79%
Multi-Managed Moderate
   Growth - Class 2                              0.15        0.15            --              --                 0.79%
Multi-Managed Moderate
   Growth - Class 3                              0.15        0.15            --              --                 0.79%
Multi-Managed Income/Equity -
   Class 1                                       0.26        0.26            --              --                 1.41%
Multi-Managed Income/Equity -
   Class 2                                       0.24        0.24            --              --                 1.41%
Multi-Managed Income/Equity -
   Class 3                                       0.24        0.24            --              --                 1.41%
Multi-Managed Income - Class 1                   0.34        0.34            --              --                 0.98%
Multi-Managed Income - Class 2                   0.32        0.32            --              --                 0.98%
Multi-Managed Income - Class 3                   0.32        0.32            --              --                 0.98%
Asset Allocation: Diversified
   Growth - Class 1                              0.13        0.13            --              --                28.82%
Asset Allocation: Diversified
   Growth - Class 2                              0.11        0.11            --              --                28.82%
Asset Allocation: Diversified
   Growth - Class 3                              0.11        0.11            --              --                28.82%
Stock - Class 1                                    --          --            --              --                   --
Stock - Class 2                                    --          --            --              --                   --
Stock - Class 3                                    --          --            --              --                   --
Large Cap Growth - Class 1                         --          --            --              --                   --
Large Cap Growth - Class 2                         --          --            --              --                   --
Large Cap Growth - Class 3                         --          --            --              --                   --
Large Cap Composite - Class 1                    0.02        0.02            --              --                90.19%
Large Cap Composite - Class 2                    0.01        0.01            --              --                90.19%
Large Cap Composite - Class 3                      --          --            --              --                   --
Large Cap Value - Class 1                        0.09        0.09            --              --                80.42%
Large Cap Value - Class 2                        0.07        0.07            --              --                80.42%
Large Cap Value - Class 3                        0.07        0.07            --              --                80.42%
Mid Cap Growth - Class 1                           --          --            --              --                   --
Mid Cap Growth - Class 2                           --          --            --              --                   --
Mid Cap Growth - Class 3                           --          --            --              --                   --
Mid Cap Value - Class 1                          0.11        0.10            --            0.01                87.66%
Mid Cap Value - Class 2                          0.09        0.08            --            0.01                87.66%
Mid Cap Value - Class 3                          0.09        0.08            --            0.01                87.66%

                                                             NET            NET             NET        QUALIFYING % FOR THE
                                                 TOTAL    INVESTMENT     SHORT-TERM      LONG-TERM         70% DIVIDENDS
PORTFOLIO                                      DIVIDENDS    INCOME     CAPITAL GAINS*  CAPITAL GAINS    RECEIVED DEDUCTIONS
---------                                      ---------  ----------   --------------  -------------   --------------------
Small Cap - Class 1                                --         --             --              --                   --
Small Cap - Class 2                                --         --             --              --                   --
Small Cap - Class 3                                --         --             --              --                   --
International Equity - Class 1                   0.07        0.07            --              --                 5.42%
International Equity - Class 2                   0.06        0.06            --              --                 5.42%
International Equity - Class 3                   0.06        0.06            --              --                 5.42%
Diversified Fixed Income - Class 1               0.27        0.27            --              --                 0.83%
Diversified Fixed Income - Class 2               0.25        0.25            --              --                 0.83%
Diversified Fixed Income - Class 3               0.25        0.25            --              --                 0.83%
Cash Management - Class 1                        0.09        0.09            --              --                   --
Cash Management - Class 2                        0.07        0.07            --              --                   --
Cash Management - Class 3                        0.07        0.07            --              --                   --
Focus Growth - Class 1                             --          --            --              --                   --
Focus Growth - Class 2                             --          --            --              --                   --
Focus Growth - Class 3                             --          --            --              --                   --
Focus TechNet - Class 2                            --          --            --              --                   --
Focus TechNet - Class 3                            --          --            --              --                   --
Focus Growth and Income -
   Class 2                                         --          --            --              --                   --
Focus Growth and Income -
   Class 3                                         --          --            --              --                   --
Focus Value - Class 2                              --          --            --              --                   --
Focus Value - Class 3                              --          --            --              --                   --

----------
* Short-term capital gains are treated as ordinary income for tax purposes. The International Equity Portfolio makes an election under Internal Revenue Code Section 855 to pass through foreign taxes paid by the Portfolio to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended March 31, 2004 was $74,428. The gross foreign source income for information reporting is $906,890.

SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS

To help you better understand the investment management of the SEASONS FAMILY OF VARIABLE ANNUITIES, we have included on the following pages investment comments regarding the 19 investment portfolios of the Season Series Trust, the underlying investments of the SEASONS FAMILY of variable annuities. Each SEASONS STRATEGY invests in a different allocation of these underlying portfolios (not all portfolios are included in each STRATEGY):

1.    Multi-Managed Growth Portfolio
2.    Multi-Managed Moderate Growth Portfolio
3.    Multi-Managed Income/Equity Portfolio
4.    Multi-Managed Income Portfolio
5.    Asset Allocation: Diversified Growth Portfolio
6.    Stock Portfolio

SEASONS SELECT PORTFOLIOS

7.    Large Cap Growth Portfolio
8.    Large Cap Composite Portfolio
9.    Large Cap Value Portfolio
10.   Mid Cap Growth Portfolio
11.   Mid Cap Value Portfolio
12.   Small Cap Portfolio
13.   International Equity Portfolio
14.   Diversified Fixed Income Portfolio
15.   Focus Growth Portfolio
16.   Focus TechNet Portfolio
17.   Focus Growth and Income Portfolio
18.   Focus Value Portfolio
19.   Cash Management Portfolio

Asset allocations for each STRATEGY, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the SEASONS STRATEGIES as well as their underlying portfolios, please refer to your prospectus.

SEASONS SELECT Portfolios are two-thirds actively managed, one-third passively managed. The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2004. Descriptions of these market indices are provided next to the individual graphs.

PLEASE NOTE THAT THE GRAPHS AND TABLES THAT ACCOMPANY THE FOLLOWING INVESTMENT COMMENTS SHOW THE PERFORMANCE OF THE PORTFOLIO AT THE SEASONS SERIES TRUST LEVEL. THE RETURNS SHOWN REPRESENT CLASS 1 SHARES, UNLESS OTHERWISE NOTED, AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY CONTRACT, AND NO CONTINGENT DEFERRED SALES CHARGE. THE RETURNS FOR CLASS 2 AND CLASS 3 SHARES, WHICH BECAME AVAILABLE OCTOBER 16, 2000 AND NOVEMBER 11, 2002, RESPECTIVELY, DIFFER FROM CLASS 1 ONLY TO THE EXTENT THAT CLASS 2 AND CLASS 3 SHARES ARE SUBJECT TO 12B-1 FEES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDICES.

INVESTMENTS IN STOCKS AND BONDS ARE SUBJECT TO RISK, INCLUDING STOCK MARKET AND INTEREST RATE FLUCTUATIONS. INVESTMENTS IN NON-U.S. STOCKS ARE SUBJECT TO ADDITIONAL RISKS, INCLUDING POLITICAL AND SOCIAL INSTABILITY, DIFFERING SECURITIES REGULATIONS AND ACCOUNTING STANDARDS, AND LIMITED PUBLIC INFORMATION. MORTGAGE-BACKED SECURITIES ARE SUBJECT TO PREPAYMENT, WHICH CAN RESULT IN REINVESTMENT OF PRINCIPAL AT LOWER YIELDS. MONEY MARKET INSTRUMENTS GENERALLY OFFER STABILITY AND INCOME, BUT AN INVESTMENT IN THESE SECURITIES, LIKE INVESTMENTS IN OTHER PORTFOLIOS, ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER FEDERAL GOVERNMENT ENTITY.

MULTI-MANAGED GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:      Long-term growth of capital

PORTFOLIO MANAGERS:        AIG SunAmerica Asset Management Corp.
                           Janus Capital Management LLC
                           Wellington Management Company, LLP

Managed                    Aggressive Growth, Growth, Balanced, and Fixed Income
Components:

[CHART]

GROWTH OF A $10,000 INVESTMENT

                                                                 LEHMAN
                          MULTI-MANAGED       S&P 500(R)       BROTHERS U.S.       BLENDED        RUSSELL 2000
                          GROWTH CLASS 1        INDEX         AGGREGATE INDEX   BENCHMARK INDEX       INDEX
   4/15/97               $        10,000   $        10,000   $        10,000   $        10,000   $        10,000
   4/30/97               $        10,180   $        10,624   $        10,104   $        10,361   $        10,073
   5/31/97               $        10,800   $        11,270   $        10,200   $        10,941   $        11,194
   6/30/97               $        10,990   $        11,775   $        10,321   $        11,320   $        11,673
   7/31/97               $        11,880   $        12,711   $        10,600   $        11,968   $        12,217
   8/31/97               $        11,530   $        12,000   $        10,510   $        11,655   $        12,496
   9/30/97               $        12,100   $        12,657   $        10,665   $        12,199   $        13,411
  10/31/97               $        11,830   $        12,235   $        10,820   $        11,933   $        12,822
  11/30/97               $        11,870   $        12,801   $        10,870   $        12,215   $        12,739
  12/31/97               $        11,947   $        13,020   $        10,980   $        12,399   $        12,962
   1/31/98               $        12,059   $        13,164   $        11,120   $        12,473   $        12,757
   2/28/98               $        12,684   $        14,113   $        11,111   $        13,115   $        13,700
   3/31/98               $        13,155   $        14,835   $        11,149   $        13,578   $        14,265
   4/30/98               $        13,411   $        14,984   $        11,207   $        13,683   $        14,344
   5/31/98               $        13,104   $        14,727   $        11,313   $        13,452   $        13,572
   6/30/98               $        13,810   $        15,325   $        11,410   $        13,768   $        13,600
   7/31/98               $        13,697   $        15,162   $        11,434   $        13,480   $        12,499
   8/31/98               $        12,059   $        12,973   $        11,620   $        12,024   $        10,072
   9/30/98               $        12,950   $        13,804   $        11,892   $        12,682   $        10,861
  10/31/98               $        13,349   $        14,926   $        11,829   $        13,294   $        11,303
  11/30/98               $        14,138   $        15,830   $        11,896   $        13,865   $        11,896
  12/31/98               $        15,705   $        16,741   $        11,932   $        14,456   $        12,632
   1/31/99               $        17,129   $        17,441   $        12,017   $        14,832   $        12,800
   2/28/99               $        16,422   $        16,900   $        11,806   $        14,287   $        11,763
   3/31/99               $        17,887   $        17,576   $        11,871   $        14,646   $        11,947
   4/30/99               $        18,449   $        18,256   $        11,909   $        15,211   $        13,017
   5/31/99               $        17,648   $        17,826   $        11,804   $        15,038   $        13,207
   6/30/99               $        18,594   $        18,814   $        11,767   $        15,587   $        13,804
   7/31/99               $        18,002   $        18,228   $        11,717   $        15,237   $        13,426
   8/31/99               $        18,241   $        18,137   $        11,711   $        15,085   $        12,929
   9/30/99               $        18,646   $        17,641   $        11,847   $        14,924   $        12,932
  10/31/99               $        19,602   $        18,757   $        11,891   $        15,433   $        12,984
  11/30/99               $        21,182   $        19,139   $        11,890   $        15,779   $        13,759
  12/31/99               $        24,461   $        20,265   $        11,833   $        16,590   $        15,317
 1/31/2000               $        24,238   $        19,247   $        11,794   $        16,099   $        15,071
 2/29/2000               $        26,819   $        18,883   $        11,937   $        16,529   $        17,560
 3/31/2000               $        26,658   $        20,730   $        12,094   $        17,196   $        16,402
 4/30/2000               $        25,019   $        20,106   $        12,059   $        16,714   $        15,415
 5/31/2000               $        23,716   $        19,694   $        12,053   $        16,343   $        14,516
 6/30/2000               $        25,355   $        20,179   $        12,304   $        16,927   $        15,782
 7/31/2000               $        24,573   $        19,864   $        12,416   $        16,726   $        15,274
 8/31/2000               $        26,372   $        21,098   $        12,596   $        17,579   $        16,440
 9/30/2000               $        25,367   $        19,984   $        12,675   $        17,034   $        15,956
10/31/2000               $        24,176   $        19,899   $        12,759   $        16,877   $        15,244
11/30/2000               $        21,557   $        18,330   $        12,968   $        15,928   $        13,679
12/31/2000               $        21,921   $        18,420   $        13,209   $        16,323   $        14,854
 1/31/2001               $        22,391   $        19,074   $        13,424   $        16,862   $        15,627
 2/28/2001               $        19,709   $        17,334   $        13,541   $        15,897   $        14,602
 3/31/2001               $        18,421   $        16,236   $        13,609   $        15,251   $        13,888
 4/30/2001               $        19,997   $        17,498   $        13,552   $        16,078   $        14,974
 5/31/2001               $        19,785   $        17,615   $        13,633   $        16,239   $        15,342
 6/30/2001               $        19,315   $        17,187   $        13,685   $        16,167   $        15,872
 7/31/2001               $        18,694   $        17,017   $        13,991   $        16,009   $        15,013
 8/31/2001               $        17,558   $        15,952   $        14,152   $        15,445   $        14,528
 9/30/2001               $        16,164   $        14,664   $        14,316   $        14,443   $        12,572
10/31/2001               $        16,558   $        14,944   $        14,616   $        14,834   $        13,308
11/30/2001               $        17,361   $        16,090   $        14,414   $        15,589   $        14,338
12/31/2001               $        17,535   $        16,231   $        14,322   $        15,825   $        15,223
 1/31/2002               $        17,182   $        15,994   $        14,438   $        15,709   $        15,065
 2/28/2002               $        16,525   $        15,686   $        14,578   $        15,510   $        14,652
 3/31/2002               $        16,990   $        16,276   $        14,336   $        15,988   $        15,830
 4/30/2002               $        16,301   $        15,289   $        14,614   $        15,607   $        15,974
 5/31/2002               $        16,076   $        15,176   $        14,738   $        15,446   $        15,265
 6/30/2002               $        15,147   $        14,095   $        14,865   $        14,768   $        14,508
 7/31/2002               $        14,249   $        12,996   $        15,045   $        13,783   $        12,317
 8/31/2002               $        14,361   $        13,082   $        15,299   $        13,886   $        12,285
 9/30/2002               $        13,816   $        11,660   $        15,547   $        12,978   $        11,403
10/31/2002               $        14,249   $        12,686   $        15,476   $        13,628   $        11,769
11/30/2002               $        14,826   $        13,433   $        15,472   $        14,280   $        12,819
12/31/2002               $        14,288   $        12,644   $        15,791   $        13,773   $        12,105
 1/31/2003               $        14,109   $        12,313   $        15,805   $        13,516   $        11,770
 2/28/2003               $        14,011   $        12,128   $        16,023   $        13,381   $        11,414
 3/31/2003               $        14,174   $        12,245   $        16,011   $        13,479   $        11,561
 4/30/2003               $        14,973   $        13,253   $        16,143   $        14,331   $        12,658
 5/31/2003               $        15,787   $        13,951   $        16,444   $        15,096   $        14,016
 6/30/2003               $        15,967   $        14,129   $        16,412   $        15,241   $        14,270
 7/31/2003               $        16,032   $        14,378   $        15,860   $        15,431   $        15,162
 8/31/2003               $        16,472   $        14,658   $        15,965   $        15,753   $        15,858
 9/30/2003               $        16,309   $        14,503   $        16,388   $        15,723   $        15,565
10/31/2003               $        17,026   $        15,323   $        16,235   $        16,401   $        16,872
11/30/2003               $        17,156   $        15,457   $        16,274   $        16,602   $        17,471
12/31/2003               $        17,557   $        16,268   $        16,439   $        17,159   $        17,825
 1/31/2004               $        17,837   $        16,566   $        16,572   $        17,506   $        18,600
 2/29/2004               $        18,034   $        16,796   $        16,751   $        17,713   $        18,766
 3/31/2004               $        18,133   $        16,543   $        16,877   $        17,646   $        18,941

MULTI-MANAGED GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              27.93%     27.79%    27.63%
5-Year               0.27%       N/A       N/A
Since
Inception            8.93%     -8.01%    17.61%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

The Blended Benchmark Index consists of 51% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000 Index, and 2% U.S. Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The Portfolio's Class 1 shares posted a return of 27.93% for the twelve-month reporting period ended March 31, 2004, compared to a 30.91% return for the blended benchmark and a 35.10% gain for the S&P 500 Index.

The Growth/Janus component posted strong returns for the reporting period. Performance was powered by excellent stock selection, especially in the Health Care and Technology sectors. Health insurer UNITEDHEALTH GROUP, INC. and ELECTRONIC ARTS, INC. maker of the popular interactive Harry Potter software games, were among the top performers. Biotechnology firm GENENTECH, and Internet search engine YAHOO!, INC. also enjoyed strong gains and helped relative performance. On the negative side, retailer KOHL'S CORP. and digital television provider ECHOSTAR COMMUNCATIONS CORP. posted weak results and detracted from performance.

The Aggressive Growth/SunAmerica component of the portfolio also benefited from good stock selection. Securities in the Technology sector, including MARVELL TECHNOLOGY GROUP INC. and SONUS NETWORKS, and in the Industrial sector, notably APOLLO GROUP were among the most additive. Underweights in the Consumer Staples and Health Care sectors helped performance, while an overweight position in the poorly performing Energy sector detracted from results. MEDIMMUNE, INC., NORTEL NETWORKS CORP., and KROLL, INC., and the cash position were among the key detractors from portfolio performance.

The performance of the Balanced/SunAmerica component detracted the most from overall results for the reporting period. Stock selection and allocation were the primary reasons for underperformance, although the bond and cash positions also had a detrimental effect. Stock holdings within the Technology, Industrials and Consumer Discretionary sectors detracted the most from performance. Examples of individual holdings that hurt results the most included pharmaceuticals company MERCK & CO. INC., electronics manufacturer SOLECTRON CORP. and telecomm equipment maker NORTEL NETWORKS CORP., and several U.S. Treasury issues.

The Fixed Income/Wellington component delivered strong results in an environment characterized by a considerable level of volatility in the Treasury market. The portfolio's sizable overweight to investment-grade corporate bonds, especially its allocation to Baa-rated issues, proved to be the main contributor to overall performance. Exposure to the high-yield and non-U.S. dollar government bonds also helped. The portfolio's slight overweight allocation to Treasuries hampered results, as the Treasury sector lagged the credit sector of the market by a wide margin.

               Past Performance is no guarantee of future results.

MULTI-MANAGED MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:      Long-term growth, with capital preservation as a
                           secondary objective

PORTFOLIO MANAGERS:        AIG SunAmerica Asset Management Corp.
                           Janus Capital Management LLC
                           Wellington Management Company, LLP

Managed                    Aggressive Growth, Growth, Balanced, and Fixed Income
Components:

[CHART]

GROWTH OF A $10,000 INVESTMENT

                          MULTI-MANAGED                          LEHMAN           BLENDED
                         MODERATE GROWTH      S&P 500(R)      BROTHERS U.S.      BENCHMARK        RUSSELL 2000
                             CLASS 1            INDEX        AGGREGATE INDEX       INDEX              INDEX
   4/15/97               $        10,000   $        10,000   $        10,000   $        10,000   $        10,000
   4/30/97               $        10,160   $        10,624   $        10,104   $        10,294   $        10,073
   5/31/97               $        10,700   $        11,270   $        10,200   $        10,779   $        11,194
   6/30/97               $        10,890   $        11,775   $        10,321   $        11,101   $        11,673
   7/31/97               $        11,620   $        12,711   $        10,600   $        11,656   $        12,217
   8/31/97               $        11,330   $        12,000   $        10,510   $        11,416   $        12,496
   9/30/97               $        11,830   $        12,657   $        10,665   $        11,875   $        13,411
  10/31/97               $        11,610   $        12,235   $        10,820   $        11,705   $        12,822
  11/30/97               $        11,650   $        12,801   $        10,870   $        11,920   $        12,739
  12/31/97               $        11,753   $        13,020   $        10,980   $        12,087   $        12,962
   1/31/98               $        11,845   $        13,164   $        11,120   $        12,170   $        12,757
   2/28/98               $        12,317   $        14,113   $        11,111   $        12,661   $        13,700
   3/31/98               $        12,686   $        14,835   $        11,149   $        13,020   $        14,265
   4/30/98               $        12,881   $        14,984   $        11,207   $        13,112   $        14,344
   5/31/98               $        12,666   $        14,727   $        11,313   $        12,953   $        13,572
   6/30/98               $        13,199   $        15,325   $        11,410   $        13,205   $        13,600
   7/31/98               $        13,107   $        15,162   $        11,434   $        12,972   $        12,499
   8/31/98               $        11,917   $        12,973   $        11,620   $        11,899   $        10,072
   9/30/98               $        12,645   $        13,804   $        11,892   $        12,474   $        10,861
  10/31/98               $        12,932   $        14,926   $        11,829   $        12,923   $        11,303
  11/30/98               $        13,548   $        15,830   $        11,896   $        13,373   $        11,896
  12/31/98               $        14,699   $        16,741   $        11,932   $        13,832   $        12,632
   1/31/99               $        15,744   $        17,441   $        12,017   $        14,127   $        12,800
   2/28/99               $        15,138   $        16,900   $        11,806   $        13,651   $        11,763
   3/31/99               $        16,204   $        17,576   $        11,871   $        13,929   $        11,947
   4/30/99               $        16,612   $        18,256   $        11,909   $        14,378   $        13,017
   5/31/99               $        16,006   $        17,826   $        11,804   $        14,234   $        13,207
   6/30/99               $        16,664   $        18,814   $        11,767   $        14,631   $        13,804
   7/31/99               $        16,236   $        18,228   $        11,717   $        14,361   $        13,426
   8/31/99               $        16,382   $        18,137   $        11,711   $        14,236   $        12,929
   9/30/99               $        16,675   $        17,641   $        11,847   $        14,160   $        12,932
  10/31/99               $        17,344   $        18,757   $        11,891   $        14,533   $        12,984
  11/30/99               $        18,473   $        19,139   $        11,890   $        14,802   $        13,759
  12/31/99               $        20,772   $        20,265   $        11,833   $        15,405   $        15,317
 1/31/2000               $        20,568   $        19,247   $        11,794   $        15,047   $        15,071
 2/29/2000               $        22,430   $        18,883   $        11,937   $        15,464   $        17,560
 3/31/2000               $        22,346   $        20,730   $        12,094   $        15,942   $        16,402
 4/30/2000               $        21,216   $        20,106   $        12,059   $        15,569   $        15,415
 5/31/2000               $        20,351   $        19,694   $        12,053   $        15,283   $        14,516
 6/30/2000               $        21,637   $        20,179   $        12,304   $        15,801   $        15,782
 7/31/2000               $        21,120   $        19,864   $        12,416   $        15,678   $        15,274
 8/31/2000               $        22,442   $        21,098   $        12,596   $        16,360   $        16,440
 9/30/2000               $        21,769   $        19,984   $        12,675   $        15,991   $        15,956
10/31/2000               $        20,928   $        19,899   $        12,759   $        15,883   $        15,244
11/30/2000               $        19,234   $        18,330   $        12,968   $        15,227   $        13,679
12/31/2000               $        19,653   $        18,420   $        13,209   $        15,612   $        14,854
 1/31/2001               $        20,008   $        19,074   $        13,424   $        16,077   $        15,627
 2/28/2001               $        18,219   $        17,334   $        13,541   $        15,392   $        14,602
 3/31/2001               $        17,338   $        16,236   $        13,609   $        14,920   $        13,888
 4/30/2001               $        18,389   $        17,498   $        13,552   $        15,544   $        14,974
 5/31/2001               $        18,275   $        17,615   $        13,633   $        15,693   $        15,342
 6/30/2001               $        17,949   $        17,187   $        13,685   $        15,671   $        15,872
 7/31/2001               $        17,580   $        17,017   $        13,991   $        15,610   $        15,013
 8/31/2001               $        16,799   $        15,952   $        14,152   $        15,225   $        14,528
 9/30/2001               $        15,790   $        14,664   $        14,316   $        14,466   $        12,572
10/31/2001               $        16,174   $        14,944   $        14,616   $        14,851   $        13,308
11/30/2001               $        16,728   $        16,090   $        14,414   $        15,403   $        14,338
12/31/2001               $        16,822   $        16,231   $        14,322   $        15,584   $        15,223
 1/31/2002               $        16,584   $        15,994   $        14,438   $        15,523   $        15,065
 2/28/2002               $        16,138   $        15,686   $        14,578   $        15,397   $        14,652
 3/31/2002               $        16,435   $        16,276   $        14,336   $        15,731   $        15,830
 4/30/2002               $        16,004   $        15,289   $        14,614   $        15,525   $        15,974
 5/31/2002               $        15,840   $        15,176   $        14,738   $        15,414   $        15,265
 6/30/2002               $        15,140   $        14,095   $        14,865   $        14,917   $        14,508
 7/31/2002               $        14,411   $        12,996   $        15,045   $        14,147   $        12,317
 8/31/2002               $        14,560   $        13,082   $        15,299   $        14,277   $        12,285
 9/30/2002               $        14,158   $        11,660   $        15,547   $        13,603   $        11,403
10/31/2002               $        14,485   $        12,686   $        15,476   $        14,109   $        11,769
11/30/2002               $        14,976   $        13,433   $        15,472   $        14,649   $        12,819
12/31/2002               $        14,600   $        12,644   $        15,791   $        14,304   $        12,105
 1/31/2003               $        14,479   $        12,313   $        15,805   $        14,096   $        11,770
 2/28/2003               $        14,448   $        12,128   $        16,023   $        14,022   $        11,414
 3/31/2003               $        14,585   $        12,245   $        16,011   $        14,102   $        11,561
 4/30/2003               $        15,239   $        13,253   $        16,143   $        14,832   $        12,658
 5/31/2003               $        15,969   $        13,951   $        16,444   $        15,532   $        14,016
 6/30/2003               $        16,091   $        14,129   $        16,412   $        15,645   $        14,270
 7/31/2003               $        16,045   $        14,378   $        15,860   $        15,703   $        15,162
 8/31/2003               $        16,426   $        14,658   $        15,965   $        15,993   $        15,858
 9/30/2003               $        16,365   $        14,503   $        16,388   $        16,055   $        15,565
10/31/2003               $        16,927   $        15,323   $        16,235   $        16,578   $        16,872
11/30/2003               $        17,064   $        15,457   $        16,274   $        16,757   $        17,471
12/31/2003               $        17,361   $        16,268   $        16,439   $        17,223   $        17,825
 1/31/2004               $        17,608   $        16,566   $        16,572   $        17,536   $        18,600
 2/29/2004               $        17,793   $        16,796   $        16,751   $        17,737   $        18,766
 3/31/2004               $        17,886   $        16,543   $        16,877   $        17,722   $        18,941

MULTI-MANAGED MODERATE GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              22.63%     22.51%    22.37%
5-Year               1.99%       N/A       N/A
Since
Inception            8.71%     -4.59%    15.19%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

The Blended Benchmark Index consists of 37.9% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000 Index, and 1.8% U.S. Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

For the twelve-month reporting period ended March 31, 2004, the Portfolio's Class 1 shares returned 22.63%, compared to a 25.67% return for the blended benchmark, and a 35.10% return for the S&P 500 broad market benchmark.

The Growth/Janus component posted strong returns for the reporting period, powered by excellent stock selection. Positions in the Health Care and Technology sectors, such as health insurer UNITEDHEALTH GROUP, INC. and ELECTRONIC ARTS, INC. maker of the popular interactive Harry Potter software games, were among the top performers. Biotechnology firm GENENTECH, and Internet search engine YAHOO!, INC. also experienced strong price appreciation. On the negative side, retailer KOHL'S CORP. and digital television provider ECHOSTAR COMMUNCATIONS CORP. posted weak results and detracted from performance.

The Aggressive Growth/SunAmerica component of the portfolio delivered good absolute returns and also benefited from favorable stock selection. Securities in the Technology sector, including MARVELL TECHNOLOGY GROUP and SONUS NETWORKS, and in the Industrial sector, notably APOLLO GROUP were among the most additive. MEDIMMUNE, INC., NORTEL NETWORKS CORP., and KROLL, INC., and the cash position were among the key detractors from portfolio performance.

The Balanced/SunAmerica component detracted the most from overall results for the reporting period. Stock selection and allocation were the primary reasons for underperformance, although the bond and cash positions also had a detrimental effect. Stock holdings within the Technology, Industrials and Consumer Discretionary sectors detracted the most from performance. Examples of individual holdings that hurt results the most included pharmaceutical companies MERCK & CO., INC. and JOHNSON & JOHNSON, electronics manufacturer SOLECTRON CORP., and several U.S. Treasury issues.

The Fixed Income/Wellington component of the portfolio enjoyed good performance in an environment characterized by a significant level of volatility. The Treasury and Government sectors lagged the more risky credit and high yield sectors of the market by a wide margin. The portfolio's sizable overweight to investment-grade corporate bonds, especially its allocation to Baa-rated issues, coupled with strong individual issue selection, were the main drivers of performance. Exposure to the high-yield and non-U.S. dollar government bonds also helped. The portfolio's slight overweight allocation to Treasuries hampered results.

               Past Performance is no guarantee of future results.

MULTI-MANAGED INCOME/EQUITY PORTFOLIO

INVESTMENT OBJECTIVE:      Conservation of principal, while maintaining some
                           potential for long-term growth

PORTFOLIO MANAGERS:        AIG SunAmerica Asset Management Corp.
                           Janus Capital Management LLC
                           Wellington Management Company, LLP

Managed                    Growth, Balanced, and Fixed Income
Components:

[CHART]

GROWTH OF A $10,000 INVESTMENT

                          MULTI-MANAGED                          LEHMAN            BLENDED
                          INCOME/EQUITY       S&P 500(R)      BROTHERS U.S.       BENCHMARK
                             CLASS 1            INDEX        AGGREGATE INDEX        INDEX
   4/15/97               $        10,000   $        10,000   $        10,000   $        10,000
   4/30/97               $        10,180   $        10,624   $        10,104   $        10,275
   5/31/97               $        10,410   $        11,270   $        10,200   $        10,548
   6/30/97               $        10,590   $        11,775   $        10,321   $        10,787
   7/31/97               $        11,170   $        12,711   $        10,600   $        11,260
   8/31/97               $        10,920   $        12,000   $        10,510   $        10,990
   9/30/97               $        11,200   $        12,657   $        10,665   $        11,296
  10/31/97               $        11,220   $        12,235   $        10,820   $        11,276
  11/30/97               $        11,300   $        12,801   $        10,870   $        11,485
  12/31/97               $        11,411   $        13,020   $        10,980   $        11,626
   1/31/98               $        11,606   $        13,164   $        11,120   $        11,765
   2/28/98               $        11,884   $        14,113   $        11,111   $        12,044
   3/31/98               $        12,110   $        14,835   $        11,149   $        12,277
   4/30/98               $        12,233   $        14,984   $        11,207   $        12,360
   5/31/98               $        12,223   $        14,727   $        11,313   $        12,366
   6/30/98               $        12,531   $        15,325   $        11,410   $        12,602
   7/31/98               $        12,541   $        15,162   $        11,434   $        12,576
   8/31/98               $        12,017   $        12,973   $        11,620   $        12,101
   9/30/98               $        12,592   $        13,804   $        11,892   $        12,542
  10/31/98               $        12,695   $        14,926   $        11,829   $        12,842
  11/30/98               $        12,993   $        15,830   $        11,896   $        13,149
  12/31/98               $        13,594   $        16,741   $        11,932   $        13,429
   1/31/99               $        14,116   $        17,441   $        12,017   $        13,679
   2/28/99               $        13,721   $        16,900   $        11,806   $        13,385
   3/31/99               $        14,201   $        17,576   $        11,871   $        13,613
   4/30/99               $        14,414   $        18,256   $        11,909   $        13,818
   5/31/99               $        14,041   $        17,826   $        11,804   $        13,633
   6/30/99               $        14,350   $        18,814   $        11,767   $        13,859
   7/31/99               $        14,158   $        18,228   $        11,717   $        13,679
   8/31/99               $        14,201   $        18,137   $        11,711   $        13,653
   9/30/99               $        14,393   $        17,641   $        11,847   $        13,631
  10/31/99               $        14,723   $        18,757   $        11,891   $        13,953
  11/30/99               $        15,138   $        19,139   $        11,890   $        14,048
  12/31/99               $        15,947   $        20,265   $        11,833   $        14,283
 1/31/2000               $        15,877   $        19,247   $        11,794   $        14,015
 2/29/2000               $        16,454   $        18,883   $        11,937   $        14,037
 3/31/2000               $        16,831   $        20,730   $        12,094   $        14,615
 4/30/2000               $        16,312   $        20,106   $        12,059   $        14,443
 5/31/2000               $        15,912   $        19,694   $        12,053   $        14,342
 6/30/2000               $        16,407   $        20,179   $        12,304   $        14,652
 7/31/2000               $        16,348   $        19,864   $        12,416   $        14,663
 8/31/2000               $        16,960   $        21,098   $        12,596   $        15,105
 9/30/2000               $        16,642   $        19,984   $        12,675   $        14,901
10/31/2000               $        16,442   $        19,899   $        12,759   $        14,945
11/30/2000               $        15,830   $        18,330   $        12,968   $        14,710
12/31/2000               $        16,139   $        18,420   $        13,209   $        14,911
 1/31/2001               $        16,472   $        19,074   $        13,424   $        15,244
 2/28/2001               $        15,691   $        17,334   $        13,541   $        14,866
 3/31/2001               $        15,281   $        16,236   $        13,609   $        14,601
 4/30/2001               $        15,755   $        17,498   $        13,552   $        14,942
 5/31/2001               $        15,691   $        17,615   $        13,633   $        15,034
 6/30/2001               $        15,511   $        17,187   $        13,685   $        14,949
 7/31/2001               $        15,550   $        17,017   $        13,991   $        15,115
 8/31/2001               $        15,230   $        15,952   $        14,152   $        14,911
 9/30/2001               $        14,820   $        14,664   $        14,316   $        14,620
10/31/2001               $        15,191   $        14,944   $        14,616   $        14,909
11/30/2001               $        15,396   $        16,090   $        14,414   $        15,160
12/31/2001               $        15,363   $        16,231   $        14,322   $        15,143
 1/31/2002               $        15,255   $        15,994   $        14,438   $        15,148
 2/28/2002               $        15,091   $        15,686   $        14,578   $        15,145
 3/31/2002               $        15,105   $        16,276   $        14,336   $        15,175
 4/30/2002               $        14,955   $        15,289   $        14,614   $        15,056
 5/31/2002               $        14,915   $        15,176   $        14,738   $        15,101
 6/30/2002               $        14,534   $        14,095   $        14,865   $        14,826
 7/31/2002               $        14,181   $        12,996   $        15,045   $        14,555
 8/31/2002               $        14,412   $        13,082   $        15,299   $        14,744
 9/30/2002               $        14,262   $        11,660   $        15,547   $        14,361
10/31/2002               $        14,398   $        12,686   $        15,476   $        14,742
11/30/2002               $        14,697   $        13,433   $        15,472   $        15,030
12/31/2002               $        14,634   $        12,644   $        15,791   $        14,934
 1/31/2003               $        14,564   $        12,313   $        15,805   $        14,812
 2/28/2003               $        14,675   $        12,128   $        16,023   $        14,869
 3/31/2003               $        14,731   $        12,245   $        16,011   $        14,910
 4/30/2003               $        15,179   $        13,253   $        16,143   $        15,399
 5/31/2003               $        15,738   $        13,951   $        16,444   $        15,853
 6/30/2003               $        15,766   $        14,129   $        16,412   $        15,901
 7/31/2003               $        15,416   $        14,378   $        15,860   $        15,654
 8/31/2003               $        15,626   $        14,658   $        15,965   $        15,822
 9/30/2003               $        15,822   $        14,503   $        16,388   $        16,034
10/31/2003               $        16,031   $        15,323   $        16,235   $        16,242
11/30/2003               $        16,129   $        15,457   $        16,274   $        16,314
12/31/2003               $        16,440   $        16,268   $        16,439   $        16,706
 1/31/2004               $        16,611   $        16,566   $        16,572   $        16,895
 2/29/2004               $        16,812   $        16,796   $        16,751   $        17,090
 3/31/2004               $        16,912   $        16,543   $        16,877   $        17,086

MULTI-MANAGED INCOME/EQUITY PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              14.80%     14.67%    14.53%
5-Year               3.56%       N/A       N/A
Since
Inception            7.84%      0.75%    11.03%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

The Blended Benchmark Index consists of 33.4% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% U.S. Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The Portfolio's Class 1 shares returned 14.80% over the twelve-month reporting period ended March 31, 2004, compared to the S&P 500 Index and blended benchmark returns of 35.10% and 14.60%, respectively.

The Fixed Income/Wellington component delivered strong results in an environment characterized by a significant level of volatility. The 10-year Treasury yields reached a low level of 3.1% in June of 2003, backed up significantly during the summer months, and reached a high of 4.6% in September of 2003. The market favored the more risky areas of the market, and the credit sector outperformed the Government and Treasury sector by a wide margin. Within the credit sector, the lower rated Baa sector outperformed higher rated Aaa bonds. The portfolio benefited from its sizable exposure to the investment grade corporate sector. The allocation to Baa-rated corporate bonds, coupled with strong issue selection in the sector, proved to be the main contributor to overall performance, while the overweight in Treasuries detracted from results.

The performance of the Balanced/SunAmerica component detracted the most from overall results for the reporting period. Stock selection and allocation were the primary reasons for underperformance, although the bond and cash positions also had a detrimental effect. Stock holdings within the Technology, Industrials and Consumer Discretionary sectors detracted the most from performance. Individual holdings that hurt results the most included pharmaceuticals company MERCK & CO. INC., JOHNSON & JOHNSON and WYETH.

The Growth/Janus component of the portfolio delivered solid results, as strong stock selection in Health Care and Technology proved to be the main driver of performance. Health insurer UNITEDHEALTH GROUP INC., biotechnology firm GENENTECH, and Internet search engine YAHOO!, INC. were among the top performers. Sector selection also had a positive, but more modest, impact on overall results. On the negative side, portfolio laggards, retailer KOHL'S CORP. and digital television provider ECHOSTAR COMMUNICATIONS CORP. detracted from performance.

               Past Performance is no guarantee of future results.

MULTI-MANAGED INCOME PORTFOLIO

INVESTMENT OBJECTIVE:      Capital preservation

PORTFOLIO MANAGERS:        AIG SunAmerica Asset Management Corp.
                           Janus Capital Management LLC
                           Wellington Management Company, LLP

Managed                    Growth, Balanced, and Fixed Income
Components:

[CHART]

GROWTH OF A $10,000 INVESTMENT

                          MULTI-MANAGED                          LEHMAN            BLENDED
                             INCOME           S&P 500(R)      BROTHERS U.S.       BENCHMARK
                             CLASS 1            INDEX        AGGREGATE INDEX        INDEX
   4/15/97               $        10,000   $        10,000   $        10,000   $        10,000
   4/30/97               $        10,160   $        10,624   $        10,104   $        10,193
   5/31/97               $        10,340   $        11,270   $        10,200   $        10,379
   6/30/97               $        10,510   $        11,775   $        10,321   $        10,561
   7/31/97               $        10,940   $        12,711   $        10,600   $        10,938
   8/31/97               $        10,760   $        12,000   $        10,510   $        10,757
   9/30/97               $        10,980   $        12,657   $        10,665   $        10,989
  10/31/97               $        11,060   $        12,235   $        10,820   $        11,055
  11/30/97               $        11,120   $        12,801   $        10,870   $        11,186
  12/31/97               $        11,236   $        13,020   $        10,980   $        11,312
   1/31/98               $        11,422   $        13,164   $        11,120   $        11,451
   2/28/98               $        11,557   $        14,113   $        11,111   $        11,588
   3/31/98               $        11,691   $        14,835   $        11,149   $        11,724
   4/30/98               $        11,774   $        14,984   $        11,207   $        11,794
   5/31/98               $        11,826   $        14,727   $        11,313   $        11,851
   6/30/98               $        12,012   $        15,325   $        11,410   $        12,016
   7/31/98               $        12,022   $        15,162   $        11,434   $        12,016
   8/31/98               $        11,815   $        12,973   $        11,620   $        11,874
   9/30/98               $        12,260   $        13,804   $        11,892   $        12,232
  10/31/98               $        12,271   $        14,926   $        11,829   $        12,352
  11/30/98               $        12,457   $        15,830   $        11,896   $        12,540
  12/31/98               $        12,762   $        16,741   $        11,932   $        12,696
   1/31/99               $        13,064   $        17,441   $        12,017   $        12,862
   2/28/99               $        12,709   $        16,900   $        11,806   $        12,612
   3/31/99               $        12,988   $        17,576   $        11,871   $        12,756
   4/30/99               $        13,107   $        18,256   $        11,909   $        12,876
   5/31/99               $        12,849   $        17,826   $        11,804   $        12,732
   6/30/99               $        12,967   $        18,814   $        11,767   $        12,822
   7/31/99               $        12,849   $        18,228   $        11,717   $        12,710
   8/31/99               $        12,838   $        18,137   $        11,711   $        12,695
   9/30/99               $        12,967   $        17,641   $        11,847   $        12,755
  10/31/99               $        13,128   $        18,757   $        11,891   $        12,934
  11/30/99               $        13,333   $        19,139   $        11,890   $        12,979
  12/31/99               $        13,655   $        20,265   $        11,833   $        13,062
 1/31/2000               $        13,620   $        19,247   $        11,794   $        12,915
 2/29/2000               $        13,923   $        18,883   $        11,937   $        13,000
 3/31/2000               $        14,178   $        20,730   $        12,094   $        13,360
 4/30/2000               $        13,923   $        20,106   $        12,059   $        13,260
 5/31/2000               $        13,725   $        19,694   $        12,053   $        13,209
 6/30/2000               $        14,109   $        20,179   $        12,304   $        13,489
 7/31/2000               $        14,132   $        19,864   $        12,416   $        13,553
 8/31/2000               $        14,516   $        21,098   $        12,596   $        13,859
 9/30/2000               $        14,399   $        19,984   $        12,675   $        13,804
10/31/2000               $        14,318   $        19,899   $        12,759   $        13,869
11/30/2000               $        14,144   $        18,330   $        12,968   $        13,864
12/31/2000               $        14,435   $        18,420   $        13,209   $        14,086
 1/31/2001               $        14,704   $        19,074   $        13,424   $        14,360
 2/28/2001               $        14,423   $        17,334   $        13,541   $        14,235
 3/31/2001               $        14,263   $        16,236   $        13,609   $        14,137
 4/30/2001               $        14,423   $        17,498   $        13,552   $        14,280
 5/31/2001               $        14,435   $        17,615   $        13,633   $        14,367
 6/30/2001               $        14,361   $        17,187   $        13,685   $        14,351
 7/31/2001               $        14,533   $        17,017   $        13,991   $        14,587
 8/31/2001               $        14,459   $        15,952   $        14,152   $        14,565
 9/30/2001               $        14,276   $        14,664   $        14,316   $        14,499
10/31/2001               $        14,618   $        14,944   $        14,616   $        14,792
11/30/2001               $        14,606   $        16,090   $        14,414   $        14,824
12/31/2001               $        14,530   $        16,231   $        14,322   $        14,770
 1/31/2002               $        14,517   $        15,994   $        14,438   $        14,830
 2/28/2002               $        14,491   $        15,686   $        14,578   $        14,897
 3/31/2002               $        14,389   $        16,276   $        14,336   $        14,794
 4/30/2002               $        14,453   $        15,289   $        14,614   $        14,871
 5/31/2002               $        14,466   $        15,176   $        14,738   $        14,955
 6/30/2002               $        14,286   $        14,095   $        14,865   $        14,875
 7/31/2002               $        14,067   $        12,996   $        15,045   $        14,820
 8/31/2002               $        14,376   $        13,082   $        15,299   $        15,039
 9/30/2002               $        14,440   $        11,660   $        15,547   $        14,953
10/31/2002               $        14,414   $        12,686   $        15,476   $        15,127
11/30/2002               $        14,607   $        13,433   $        15,472   $        15,278
12/31/2002               $        14,760   $        12,644   $        15,791   $        15,378
 1/31/2003               $        14,747   $        12,313   $        15,805   $        15,319
 2/28/2003               $        14,933   $        12,128   $        16,023   $        15,451
 3/31/2003               $        14,946   $        12,245   $        16,011   $        15,468
 4/30/2003               $        15,264   $        13,253   $        16,143   $        15,793
 5/31/2003               $        15,741   $        13,951   $        16,444   $        16,175
 6/30/2003               $        15,741   $        14,129   $        16,412   $        16,185
 7/31/2003               $        15,264   $        14,378   $        15,860   $        15,795
 8/31/2003               $        15,410   $        14,658   $        15,965   $        15,933
 9/30/2003               $        15,714   $        14,503   $        16,388   $        16,245
10/31/2003               $        15,767   $        15,323   $        16,235   $        16,282
11/30/2003               $        15,847   $        15,457   $        16,274   $        16,339
12/31/2003               $        16,102   $        16,268   $        16,439   $        16,622
 1/31/2004               $        16,252   $        16,566   $        16,572   $        16,784
 2/29/2004               $        16,429   $        16,796   $        16,751   $        16,972
 3/31/2004               $        16,552   $        16,543   $        16,877   $        17,030

MULTI-MANAGED INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              10.75%     10.61%    10.39%
5-Year               4.97%       N/A       N/A
Since
Inception            7.51%      4.13%     9.28%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

The Blended Benchmark Index consists of 17.35% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% U.S. Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The Portfolio's Class 1 shares posted a return of 10.75% for the twelve-month reporting period ended March 31, 2004, compared to a 10.10% return for the blended benchmark and a 35.10% gain for the S&P 500 Index.

The Federal Reserve Bank lowered the key short-term interest rate in June of 2003, in response to significant weakness in the U.S. equity market, global economic uncertainty, and a general aversion to investment risk. The lower-quality sectors of the bond market outperformed the high-quality sectors by a wide margin. Treasuries and Agencies lagged the credit sector, which in turn rewarded lower-quality issues and punished higher-quality bonds. The Fixed Income/Wellington component delivered strong results in this environment. The portfolio's overweight position in Baa-rated corporate bonds, coupled with strong issue selection in the sector, delivered strong results and proved to be the main contributor to performance. Exposure to high-yield bonds and non-U.S. currencies also aided performance. However, the component's overweight allocation to Treasuries detracted from performance.

The performance of the Balanced/SunAmerica component detracted the most from overall results for the reporting period. Stock selection and allocation were the primary reasons for underperformance, although the bond and cash positions also had a detrimental effect. Stock holdings within the Technology, Industrials and Consumer Discretionary sectors detracted the most from performance. Examples of individual holdings that hurt results the most included pharmaceutical companies MERCK & CO. INC. and JOHNSON & JOHNSON, and electronics manufacturer SOLECTRON CORP.

The Growth/Janus component delivered strong returns for the reporting period, powered by excellent stock selection. Positions in the Health Care and Technology sectors, such as health insurer UNITEDHEALTH GROUP, INC. and ELECTRONIC ARTS, INC. maker of the popular interactive Harry Potter software games, were among the top performers. Exposure to laggards, such as KOHL'S CORP. and digital television provider ECHOSTAR COMMUNICATIONS CORP., detracted from overall results.

               Past Performance is no guarantee of future results.

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:      Capital appreciation

PORTFOLIO MANAGER:         Putnam Investment Management, LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                             ASSET
                           ALLOCATION:
                           DIVERSIFIED                           LEHMAN            BLENDED
                             GROWTH           S&P 500(R)      BROTHERS U.S.       BENCHMARK         MSCI EAFE
                             CLASS 1            INDEX        AGGREGATE INDEX        INDEX            INDEX
   4/15/97               $        10,000   $        10,000   $        10,000   $        10,000   $        10,000
   4/30/97               $        10,180   $        10,624   $        10,104   $        10,180   $        10,000
   5/31/97               $        10,620   $        11,270   $        10,200   $        10,703   $        10,651
   6/30/97               $        10,900   $        11,775   $        10,321   $        11,135   $        11,238
   7/31/97               $        11,400   $        12,711   $        10,600   $        11,762   $        11,420
   8/31/97               $        11,030   $        12,000   $        10,510   $        11,171   $        10,567
   9/30/97               $        11,610   $        12,657   $        10,665   $        11,697   $        11,159
  10/31/97               $        11,100   $        12,235   $        10,820   $        11,317   $        10,301
  11/30/97               $        11,240   $        12,801   $        10,870   $        11,618   $        10,196
  12/31/97               $        11,240   $        13,020   $        10,980   $        11,782   $        10,285
   1/31/98               $        11,065   $        13,164   $        11,120   $        11,998   $        10,756
   2/28/98               $        11,609   $        14,113   $        11,111   $        12,668   $        11,446
   3/31/98               $        12,009   $        14,835   $        11,149   $        13,144   $        11,798
   4/30/98               $        12,070   $        14,984   $        11,207   $        13,258   $        11,892
   5/31/98               $        11,968   $        14,727   $        11,313   $        13,134   $        11,834
   6/30/98               $        12,234   $        15,325   $        11,410   $        13,496   $        11,923
   7/31/98               $        12,163   $        15,162   $        11,434   $        13,443   $        12,044
   8/31/98               $        10,686   $        12,973   $        11,620   $        11,989   $        10,552
   9/30/98               $        11,035   $        13,804   $        11,892   $        12,432   $        10,229
  10/31/98               $        11,558   $        14,926   $        11,829   $        13,284   $        11,295
  11/30/98               $        12,111   $        15,830   $        11,896   $        13,919   $        11,873
  12/31/98               $        12,750   $        16,741   $        11,932   $        14,518   $        12,342
   1/31/99               $        13,081   $        17,441   $        12,017   $        14,894   $        12,305
   2/28/99               $        12,719   $        16,900   $        11,806   $        14,493   $        12,012
   3/31/99               $        13,092   $        17,576   $        11,871   $        14,978   $        12,514
   4/30/99               $        13,475   $        18,256   $        11,909   $        15,457   $        13,021
   5/31/99               $        13,102   $        17,826   $        11,804   $        15,052   $        12,350
   6/30/99               $        13,651   $        18,814   $        11,767   $        15,660   $        12,832
   7/31/99               $        13,506   $        18,228   $        11,717   $        15,448   $        13,213
   8/31/99               $        13,330   $        18,137   $        11,711   $        15,411   $        13,261
   9/30/99               $        13,206   $        17,641   $        11,847   $        15,225   $        13,395
  10/31/99               $        13,807   $        18,757   $        11,891   $        15,928   $        13,896
  11/30/99               $        14,211   $        19,139   $        11,890   $        16,233   $        14,379
  12/31/99               $        15,145   $        20,265   $        11,833   $        17,082   $        15,670
 1/31/2000               $        14,580   $        19,247   $        11,794   $        16,339   $        14,674
 2/29/2000               $        14,535   $        18,883   $        11,937   $        16,281   $        15,069
 3/31/2000               $        15,467   $        20,730   $        12,094   $        17,405   $        15,653
 4/30/2000               $        14,879   $        20,106   $        12,059   $        16,898   $        14,830
 5/31/2000               $        14,635   $        19,694   $        12,053   $        16,606   $        14,467
 6/30/2000               $        15,012   $        20,179   $        12,304   $        17,050   $        15,033
 7/31/2000               $        14,824   $        19,864   $        12,416   $        16,779   $        14,403
 8/31/2000               $        15,478   $        21,098   $        12,596   $        17,482   $        14,528
 9/30/2000               $        14,990   $        19,984   $        12,675   $        16,780   $        13,821
10/31/2000               $        14,835   $        19,899   $        12,759   $        16,680   $        13,494
11/30/2000               $        14,036   $        18,330   $        12,968   $        15,821   $        12,988
12/31/2000               $        14,403   $        18,420   $        13,209   $        16,038   $        13,450
 1/31/2001               $        14,474   $        19,074   $        13,424   $        16,430   $        13,443
 2/28/2001               $        13,747   $        17,334   $        13,541   $        15,314   $        12,435
 3/31/2001               $        12,985   $        16,236   $        13,609   $        14,543   $        11,606
 4/30/2001               $        13,829   $        17,498   $        13,552   $        15,411   $        12,413
 5/31/2001               $        13,841   $        17,615   $        13,633   $        15,382   $        11,975
 6/30/2001               $        13,560   $        17,187   $        13,685   $        15,044   $        11,485
 7/31/2001               $        13,302   $        17,017   $        13,991   $        14,967   $        11,276
 8/31/2001               $        12,810   $        15,952   $        14,152   $        14,364   $        10,990
 9/30/2001               $        11,895   $        14,664   $        14,316   $        13,410   $         9,877
10/31/2001               $        12,106   $        14,944   $        14,616   $        13,688   $        10,130
11/30/2001               $        12,692   $        16,090   $        14,414   $        14,382   $        10,503
12/31/2001               $        12,823   $        16,231   $        14,322   $        14,456   $        10,566
 1/31/2002               $        12,536   $        15,994   $        14,438   $        14,199   $        10,004
 2/28/2002               $        12,368   $        15,686   $        14,578   $        14,082   $        10,075
 3/31/2002               $        12,811   $        16,276   $        14,336   $        14,506   $        10,619
 4/30/2002               $        12,428   $        15,289   $        14,614   $        14,054   $        10,690
 5/31/2002               $        12,428   $        15,176   $        14,738   $        14,051   $        10,825
 6/30/2002               $        11,793   $        14,095   $        14,865   $        13,363   $        10,394
 7/31/2002               $        10,943   $        12,996   $        15,045   $        12,506   $         9,368
 8/31/2002               $        11,039   $        13,082   $        15,299   $        12,592   $         9,347
 9/30/2002               $        10,021   $        11,660   $        15,547   $        11,541   $         8,343
10/31/2002               $        10,680   $        12,686   $        15,476   $        12,264   $         8,792
11/30/2002               $        11,183   $        13,433   $        15,472   $        12,808   $         9,191
12/31/2002               $        10,700   $        12,644   $        15,791   $        12,323   $         8,882
 1/31/2003               $        10,409   $        12,313   $        15,805   $        12,029   $         8,511
 2/28/2003               $        10,263   $        12,128   $        16,023   $        11,899   $         8,315
 3/31/2003               $        10,251   $        12,245   $        16,011   $        11,919   $         8,152
 4/30/2003               $        10,918   $        13,253   $        16,143   $        12,761   $         8,951
 5/31/2003               $        11,452   $        13,951   $        16,444   $        13,366   $         9,493
 6/30/2003               $        11,598   $        14,129   $        16,412   $        13,528   $         9,723
 7/31/2003               $        11,683   $        14,378   $        15,860   $        13,646   $         9,958
 8/31/2003               $        11,840   $        14,658   $        15,965   $        13,889   $        10,199
 9/30/2003               $        11,853   $        14,503   $        16,388   $        13,960   $        10,513
10/31/2003               $        12,301   $        15,323   $        16,235   $        14,582   $        11,168
11/30/2003               $        12,423   $        15,457   $        16,274   $        14,730   $        11,417
12/31/2003               $        12,982   $        16,268   $        16,439   $        15,454   $        12,309
 1/31/2004               $        13,167   $        16,566   $        16,572   $        15,693   $        12,483
 2/29/2004               $        13,326   $        16,796   $        16,751   $        15,930   $        12,771
 3/31/2004               $        13,240   $        16,543   $        16,877   $        15,827   $        12,843

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              29.16%     29.02%    28.86%
5-Year               0.23%       N/A       N/A
Since
Inception            4.12%     -2.64%    15.69%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

The Blended Benchmark Index consists of 60% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 20% Lehman Brothers U.S. Aggregate Index, and 20% Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The MSCI EAFE Index represents the foreign stocks of 19 countries in Europe, Australia and the Far East.

PERFORMANCE REVIEW

The Asset Allocation: Diversified Growth Portfolio Class 1 shares returned 29.16% for the twelve-month reporting period ended March 31, 2004, compared to a return of 35.10% by the S & P 500 Index, and a 32.80% return by the blended benchmark index.

Portfolio underperformance relative to the indexes can be traced to the poor showing by the portfolio's international equity holdings. Stock selection in countries such as Japan, Switzerland and the United Kingdom detracted from portfolio returns during the period. Performance of the international holdings was also constrained by the portfolio's underweight allocation and poor stock selection within the Financial and Capital Goods sectors, and an overweight allocation and poor stock selection within the Communications sector. Unfavorable stock selection and sector allocation extended to the portfolio's holdings within the United States as well. The portfolio's stock selection within the Technology, Capital Goods, and Basic Materials sectors proved to be a drag on performance. Furthermore, an overweight position in the Health Care sector, and an underweight position in the Basic Materials sector, proved to be detrimental to portfolio performance relative to the indexes. Health Care companies JOHNSON & JOHNSON, MERCK & CO., and HCA INC. were among the key detractors from portfolio performance.

From an overall allocation standpoint, the underweight to U.S. investment-grade fixed income was the most beneficial to relative performance, as the bond markets trailed the stock markets for the reporting period. Significantly underweighting U.S. Treasuries and overweighting Asset Backed and Commercial Mortgage Backed Securities also benefited performance. Within the portfolio's equity holdings, security selection within Consumer Staples and Industrials helped bolster returns. Key contributors included ALTRIA GROUP INC. (Tobacco) and TYCO INTERNATIONAL. LTD. (Conglomerates).

               Past Performance is no guarantee of future results.

STOCK PORTFOLIO

INVESTMENT OBJECTIVE:      Long-term capital appreciation, with a secondary
                           objective of increasing dividend income.

PORTFOLIO MANAGER:         T. Rowe Price Associates, Inc.

[CHART]

GROWTH OF A $10,000 INVESTMENT

                          STOCK CLASS 1    S&P 500(R) INDEX
   4/15/97               $        10,000   $        10,000
   4/30/97               $        10,440   $        10,624
   5/31/97               $        11,160   $        11,270
   6/30/97               $        11,700   $        11,775
   7/31/97               $        12,510   $        12,711
   8/31/97               $        11,870   $        12,000
   9/30/97               $        12,540   $        12,657
  10/31/97               $        12,170   $        12,235
  11/30/97               $        12,620   $        12,801
  12/31/97               $        12,893   $        13,020
   1/31/98               $        13,126   $        13,164
   2/28/98               $        14,190   $        14,113
   3/31/98               $        14,859   $        14,835
   4/30/98               $        14,950   $        14,984
   5/31/98               $        14,565   $        14,727
   6/30/98               $        15,052   $        15,325
   7/31/98               $        14,920   $        15,162
   8/31/98               $        12,599   $        12,973
   9/30/98               $        13,359   $        13,804
  10/31/98               $        14,434   $        14,926
  11/30/98               $        15,315   $        15,830
  12/31/98               $        16,404   $        16,741
   1/31/99               $        16,643   $        17,441
   2/28/99               $        16,218   $        16,900
   3/31/99               $        16,798   $        17,576
   4/30/99               $        17,347   $        18,256
   5/31/99               $        16,850   $        17,826
   6/30/99               $        17,772   $        18,814
   7/31/99               $        17,223   $        18,228
   8/31/99               $        17,047   $        18,137
   9/30/99               $        16,726   $        17,641
  10/31/99               $        17,741   $        18,757
  11/30/99               $        18,415   $        19,139
  12/31/99               $        19,933   $        20,265
 1/31/2000               $        19,251   $        19,247
 2/29/2000               $        19,977   $        18,883
 3/31/2000               $        21,561   $        20,730
 4/30/2000               $        20,857   $        20,106
 5/31/2000               $        20,142   $        19,694
 6/30/2000               $        21,429   $        20,179
 7/31/2000               $        21,110   $        19,864
 8/31/2000               $        22,771   $        21,098
 9/30/2000               $        21,605   $        19,984
10/31/2000               $        21,363   $        19,899
11/30/2000               $        19,262   $        18,330
12/31/2000               $        19,821   $        18,420
 1/31/2001               $        20,445   $        19,074
 2/28/2001               $        18,455   $        17,334
 3/31/2001               $        16,900   $        16,236
 4/30/2001               $        18,631   $        17,498
 5/31/2001               $        18,855   $        17,615
 6/30/2001               $        18,372   $        17,187
 7/31/2001               $        18,066   $        17,017
 8/31/2001               $        16,877   $        15,952
 9/30/2001               $        15,605   $        14,664
10/31/2001               $        16,193   $        14,944
11/30/2001               $        17,501   $        16,090
12/31/2001               $        17,857   $        16,231
 1/31/2002               $        17,256   $        15,994
 2/28/2002               $        16,875   $        15,686
 3/31/2002               $        17,636   $        16,276
 4/30/2002               $        16,605   $        15,289
 5/31/2002               $        16,359   $        15,176
 6/30/2002               $        14,934   $        14,095
 7/31/2002               $        13,829   $        12,996
 8/31/2002               $        14,136   $        13,082
 9/30/2002               $        12,699   $        11,660
10/31/2002               $        13,866   $        12,686
11/30/2002               $        14,566   $        13,433
12/31/2002               $        13,731   $        12,644
 1/31/2003               $        13,510   $        12,313
 2/28/2003               $        13,325   $        12,128
 3/31/2003               $        13,522   $        12,245
 4/30/2003               $        14,627   $        13,253
 5/31/2003               $        15,450   $        13,951
 6/30/2003               $        15,720   $        14,129
 7/31/2003               $        15,978   $        14,378
 8/31/2003               $        16,273   $        14,658
 9/30/2003               $        16,113   $        14,503
10/31/2003               $        16,875   $        15,323
11/30/2003               $        17,108   $        15,457
12/31/2003               $        17,974   $        16,268
 1/31/2004               $        18,269   $        16,566
 2/29/2004               $        18,416   $        16,796
 3/31/2004               $        18,195   $        16,543

STOCK PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              34.56%     34.37%    34.18%
5-Year               1.61%       N/A       N/A
Since
Inception            8.98%     -3.46%    20.70%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

PERFORMANCE REVIEW

The Stock Portfolio Class 1 shares posted a return of 34.56% for the twelve-month reporting period ended March 31, 2004, slightly trailing the S & P 500 Index return of 35.10%.

Overall, stock selection was a positive contributor to relative results during the period, while sector weightings marginally detracted from overall results relative to the benchmark index. Information Technology was one of the best performing sectors in the index, and while the portfolio was overweight relative to the benchmark, individual stock holdings detracted from overall performance. Examples included QLOGIC CORP. (Communications Equipment) and INTEL CORP. (Semiconductors). An overweight position in the Health Care sector as a whole detracted from performance, as well as select holdings in Pharmaceutical and Biotechnology companies such as JOHNSON & JOHNSON, BIOVAI CORP.L, and MEDIMMUNE, INC. Financial stocks were among the top absolute performers during the year, and the portfolio's holdings within the sector did well. However, an underweight position to this sector in totality hurt portfolio performance overall relative to the benchmark index.

Strong stock selection in the Industrials sector, including TYCO INTERNATIONAL LTD. and CENDANT CORP., bolstered results for the period. Education service companies such as APOLLO GROUP, INC. were among the portfolio's strongest performance contributors. Select investments in the Health Care sector, notably UNITEDHEALTHCARE, INC., benefited the portfolio, despite weak relative results from this group. An overweight in the Consumer Discretionary sector was also additive, although stock selection within the sector hurt results. An overweight position in wireless telecommunications companies (NEXTEL COMMUNICATIONS, INC. was a top performer) and avoidance of the traditional phone companies benefited relative results.

               Past Performance is no guarantee of future results.

LARGE CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:      Long-term growth of capital

PORTFOLIO MANAGERS:        AIG Global Investment Corp.
                           Goldman Sachs Asset Management, L.P.
                           Janus Capital Management LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                            LARGE CAP       S&P 500/BARRA
                          GROWTH CLASS 1    GROWTH INDEX
    2/8/99               $        10,000   $        10,000
   2/28/99               $        10,080   $        10,017
   3/31/99               $        10,770   $        10,502
   4/30/99               $        11,070   $        10,481
   5/31/99               $        10,620   $        10,176
   6/30/99               $        11,380   $        10,903
   7/31/99               $        10,950   $        10,559
   8/31/99               $        11,040   $        10,705
   9/30/99               $        11,140   $        10,524
  10/31/99               $        11,940   $        11,251
  11/30/99               $        12,630   $        11,736
  12/31/99               $        14,204   $        12,602
 1/31/2000               $        13,733   $        11,763
 2/29/2000               $        14,459   $        12,010
 3/31/2000               $        15,288   $        13,120
 4/30/2000               $        14,327   $        12,471
 5/31/2000               $        13,529   $        11,962
 6/30/2000               $        14,204   $        12,927
 7/31/2000               $        13,764   $        12,351
 8/31/2000               $        14,613   $        13,067
 9/30/2000               $        13,662   $        11,791
10/31/2000               $        13,304   $        11,484
11/30/2000               $        11,770   $        10,264
12/31/2000               $        11,578   $         9,820
 1/31/2001               $        12,032   $        10,100
 2/28/2001               $        10,420   $         8,913
 3/31/2001               $         9,512   $         8,111
 4/30/2001               $        10,523   $         8,835
 5/31/2001               $        10,443   $         8,856
 6/30/2001               $        10,159   $         8,736
 7/31/2001               $         9,887   $         8,713
 8/31/2001               $         9,126   $         8,128
 9/30/2001               $         8,400   $         7,581
10/31/2001               $         8,582   $         7,862
11/30/2001               $         9,229   $         8,558
12/31/2001               $         9,308   $         8,570
 1/31/2002               $         9,126   $         8,557
 2/28/2002               $         8,774   $         8,305
 3/31/2002               $         9,058   $         8,502
 4/30/2002               $         8,377   $         7,894
 5/31/2002               $         8,252   $         7,741
 6/30/2002               $         7,560   $         7,120
 7/31/2002               $         7,083   $         6,778
 8/31/2002               $         7,117   $         6,821
 9/30/2002               $         6,470   $         6,115
10/31/2002               $         7,026   $         6,680
11/30/2002               $         7,401   $         7,004
12/31/2002               $         6,902   $         6,549
 1/31/2003               $         6,743   $         6,385
 2/28/2003               $         6,663   $         6,366
 3/31/2003               $         6,799   $         6,495
 4/30/2003               $         7,299   $         6,930
 5/31/2003               $         7,617   $         7,156
 6/30/2003               $         7,730   $         7,286
 7/31/2003               $         7,844   $         7,381
 8/31/2003               $         8,037   $         7,509
 9/30/2003               $         7,934   $         7,509
10/31/2003               $         8,332   $         7,513
11/30/2003               $         8,377   $         7,577
12/31/2003               $         8,740   $         7,904
 1/31/2004               $         8,877   $         8,054
 2/29/2004               $         8,967   $         8,095
 3/31/2004               $         8,922   $         8,093

LARGE CAP GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              31.22%     30.99%    31.04%
5-Year              -3.69%       N/A       N/A
Since
Inception           -2.19%    -10.33%    17.17%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

The S&P/BARRA Growth Index is constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indexes, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

PERFORMANCE REVIEW

For the twelve-month reporting period ended March 31, 2004, the Large Cap Growth Portfolio Class 1 shares returned 31.22%, outpacing the S&P 500/BARRA Growth Index return of 26.74%.

Stock selection was a key driver of portfolio outperformance versus the benchmark index for the reporting period. One of the primary contributors was stock selection within the Information Technology and Health Care sectors. Top contributors within these groups included Technology companies CISCO SYSTEMS, INC. (Communications Equipment) and INTEL CORP. (Semiconductors), and Health Care companies UNITEDHEALTH GROUP, INC. (Healthcare Providers), and GENENTECH INC. (Biotechnology). In addition to favorable security selection, the portfolio had a significant underweight to Health Care, the worst performing sector in the benchmark, and to Pharmaceuticals, the poorest performing industry within Health Care.

While a beneficial overweight to the Consumer Discretionary sector helped performance, stock selection within the sector, especially Media, was a drag on returns for the period. The portfolio was also hurt by weak results from a few Health Care sector holdings, including JOHNSON & JOHNSON, MERCK & CO., INC., and HCA, INC. Other negative contributors to portfolio performance were retailer KOHL'S and leisure products company EASTMAN KODAK CO.

               Past Performance is no guarantee of future results.

LARGE CAP COMPOSITE PORTFOLIO

INVESTMENT OBJECTIVE:      Long-term growth of capital and growth of dividend
                           income

PORTFOLIO MANAGERS:        AIG Global Investment Corp.
                           AIG SunAmerica Asset Management Corp.
                           T. Rowe Price Associates, Inc.

[CHART]

GROWTH OF A $10,000 INVESTMENT

                            LARGE CAP
                            COMPOSITE         S&P 500(R)
                             CLASS 1            INDEX
    2/8/99               $        10,000   $        10,000
   2/28/99               $        10,020   $         9,964
   3/31/99               $        10,440   $        10,363
   4/30/99               $        10,790   $        10,764
   5/31/99               $        10,470   $        10,511
   6/30/99               $        11,100   $        11,093
   7/31/99               $        10,790   $        10,748
   8/31/99               $        10,720   $        10,694
   9/30/99               $        10,500   $        10,401
  10/31/99               $        11,120   $        11,059
  11/30/99               $        11,480   $        11,285
  12/31/99               $        12,411   $        11,949
 1/31/2000               $        11,880   $        11,349
 2/29/2000               $        12,151   $        11,134
 3/31/2000               $        13,094   $        12,223
 4/30/2000               $        12,522   $        11,855
 5/31/2000               $        12,070   $        11,612
 6/30/2000               $        12,712   $        11,898
 7/31/2000               $        12,532   $        11,712
 8/31/2000               $        13,615   $        12,440
 9/30/2000               $        12,893   $        11,783
10/31/2000               $        12,532   $        11,733
11/30/2000               $        11,338   $        10,808
12/31/2000               $        11,559   $        10,861
 1/31/2001               $        11,837   $        11,246
 2/28/2001               $        10,714   $        10,221
 3/31/2001               $         9,944   $         9,573
 4/30/2001               $        10,768   $        10,317
 5/31/2001               $        10,832   $        10,386
 6/30/2001               $        10,511   $        10,134
 7/31/2001               $        10,340   $        10,034
 8/31/2001               $         9,656   $         9,406
 9/30/2001               $         8,854   $         8,646
10/31/2001               $         9,057   $         8,811
11/30/2001               $         9,816   $         9,487
12/31/2001               $         9,931   $         9,570
 1/31/2002               $         9,632   $         9,431
 2/28/2002               $         9,450   $         9,249
 3/31/2002               $         9,835   $         9,597
 4/30/2002               $         9,289   $         9,015
 5/31/2002               $         9,182   $         8,948
 6/30/2002               $         8,487   $         8,311
 7/31/2002               $         7,823   $         7,663
 8/31/2002               $         7,930   $         7,713
 9/30/2002               $         7,117   $         6,875
10/31/2002               $         7,684   $         7,480
11/30/2002               $         8,080   $         7,921
12/31/2002               $         7,603   $         7,455
 1/31/2003               $         7,399   $         7,260
 2/28/2003               $         7,303   $         7,151
 3/31/2003               $         7,378   $         7,220
 4/30/2003               $         7,925   $         7,814
 5/31/2003               $         8,323   $         8,226
 6/30/2003               $         8,419   $         8,331
 7/31/2003               $         8,580   $         8,478
 8/31/2003               $         8,731   $         8,643
 9/30/2003               $         8,623   $         8,551
10/31/2003               $         9,107   $         9,035
11/30/2003               $         9,203   $         9,114
12/31/2003               $         9,620   $         9,592
 1/31/2004               $         9,760   $         9,768
 2/29/2004               $         9,878   $         9,904
 3/31/2004               $         9,727   $         9,754

LARGE CAP COMPOSITE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              31.85%     31.58%    31.39%
5-Year              -1.40%       N/A       N/A
Since
Inception           -0.54%     -6.65%    17.51%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

PERFORMANCE REVIEW

For the twelve-month reporting period ended March 31, 2004, the Large Cap Composite Portfolio Class 1 shares returned 31.85%, trailing the 35.10% of the S&P 500 Index.

Overall, unfavorable sector allocation contributed the most to underperformance by the portfolio versus its benchmark index. An overweight position in the Health Care sector, one of the worst performing areas of the market for the reporting period, hurt results as did an underweight position in Financials, one of the best performing sectors. Stock selection within the Information Technology sector (including Communications Equipment), and the Consumer Discretionary sector (including Media), detracted from performance as well. Disappointing results from Health Care companies JOHNSON & JOHNSON and MERCK & CO. INC., as well as KOHLS CORP. (Consumer Discretionary), were further detractors.

Select stock holdings in the Health Care, Industrials and Telecommunications sectors benefited portfolio performance, as well as holdings in specific industries emphasized by the portfolio including Healthcare Providers & Services, Industrial Conglomerates, and Wireless Telecomm Services. UNITEDHEALTHCARE, INC., TYCO INTERNATIONAL LTD., and NEXTEL COMMUNICATIONS were among the best performing stocks in the portfolio. Although a relative underweight position within the Financials sector held back overall performance, select stock holdings including CITIGROUP and MERRILL LYNCH were among the top contributors to results for the reporting period.

               Past Performance is no guarantee of future results.

LARGE CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE:      Long-term growth of capital

PORTFOLIO MANAGERS:        AIG Global Investment Corp.
                           T. Rowe Price Associates, Inc.
                           Wellington Management Company, LLP

[CHART]

GROWTH OF A $10,000 INVESTMENT

                            LARGE CAP
                              VALUE
                            PORTFOLIO       S&P 500/BARRA
                             CLASS 1         VALUE INDEX
    2/8/99               $        10,000   $        10,000
   2/28/99               $         9,890   $         9,905
   3/31/99               $        10,210   $        10,205
   4/30/99               $        11,200   $        11,086
   5/31/99               $        11,110   $        10,887
   6/30/99               $        11,460   $        11,304
   7/31/99               $        11,140   $        10,957
   8/31/99               $        10,830   $        10,679
   9/30/99               $        10,360   $        10,262
  10/31/99               $        10,820   $        10,842
  11/30/99               $        10,760   $        10,779
  12/31/99               $        10,905   $        11,183
 1/31/2000               $        10,418   $        10,828
 2/29/2000               $         9,673   $        10,151
 3/31/2000               $        10,781   $        11,209
 4/30/2000               $        10,833   $        11,134
 5/31/2000               $        11,226   $        11,168
 6/30/2000               $        10,729   $        10,727
 7/31/2000               $        10,936   $        10,942
 8/31/2000               $        11,620   $        11,675
 9/30/2000               $        11,609   $        11,673
10/31/2000               $        12,013   $        11,890
11/30/2000               $        11,661   $        11,282
12/31/2000               $        12,329   $        11,862
 1/31/2001               $        12,732   $        12,362
 2/28/2001               $        12,284   $        11,544
 3/31/2001               $        11,981   $        11,088
 4/30/2001               $        12,587   $        11,840
 5/31/2001               $        12,889   $        11,964
 6/30/2001               $        12,643   $        11,576
 7/31/2001               $        12,587   $        11,376
 8/31/2001               $        12,105   $        10,719
 9/30/2001               $        11,152   $         9,702
10/31/2001               $        11,174   $         9,702
11/30/2001               $        11,937   $        10,318
12/31/2001               $        12,180   $        10,476
 1/31/2002               $        11,983   $        10,189
 2/28/2002               $        11,902   $        10,097
 3/31/2002               $        12,272   $        10,614
 4/30/2002               $        11,693   $        10,082
 5/31/2002               $        11,774   $        10,123
 6/30/2002               $        10,941   $         9,484
 7/31/2002               $         9,934   $         8,459
 8/31/2002               $         9,934   $         8,517
 9/30/2002               $         8,811   $         7,544
10/31/2002               $         9,482   $         8,171
11/30/2002               $        10,142   $         8,745
12/31/2002               $         9,612   $         8,291
 1/31/2003               $         9,320   $         8,064
 2/28/2003               $         9,087   $         7,844
 3/31/2003               $         9,098   $         7,834
 4/30/2003               $         9,915   $         8,609
 5/31/2003               $        10,626   $         9,242
 6/30/2003               $        10,731   $         9,310
 7/31/2003               $        10,871   $         9,517
 8/31/2003               $        11,093   $         9,722
 9/30/2003               $        10,918   $         9,546
10/31/2003               $        11,571   $        10,199
11/30/2003               $        11,688   $        10,291
12/31/2003               $        12,436   $        10,926
 1/31/2004               $        12,589   $        11,120
 2/29/2004               $        12,812   $        11,371
 3/31/2004               $        12,648   $        11,292

LARGE CAP VALUE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              39.01%     38.93%    38.76%
5-Year               4.38%       N/A       N/A
Since
Inception            4.68%      3.30%    21.81%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

The S&P/BARRA Value Index is constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with high book-to-price ratios. Like the full S&P indexes, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

PERFORMANCE REVIEW

The Large Cap Value Portfolio Class 1 shares returned 39.01% for the twelve-month reporting period ended March 31, 2004, compared to a return of 44.14% by the S & P 500/ BARRA Value Index.

Underperformance of the portfolio relative to the benchmark index can be traced to overweight positions in the Health Care and Consumer Staples sectors, two of the worst performing groups in the benchmark. Poor stock selection within Health Care (primarily Pharmaceuticals), as well in the Materials, Financials and Industrials sectors were other detractors from results for the period. Health Care holdings SCHERING PLOUGH and MERCK & CO. (both Pharmaceuticals), and TENET HEALTHCARE CORP. (Providers & Services) detracted from performance. Other portfolio holdings that were a drag on performance included WINN DIXIE STORES (Consumer Staples), CSX CORP. (Industrials), M & T BANK CORP. (Financials).

On the positive side, stock selection was strong in the Energy sector (notably Oil & Gas holdings) and in the Consumer Discretionary sector (notably Media holdings). EXXON MOBIL CORP, CHEVRONTEXACO CORP., TIME WARNER, and McDONALDS CORP. were notable contributors to the portfolio. An overweight allocation to the Materials sector helped, as did underweight allocations to the lackluster Telecom Service and Energy sectors.

               Past Performance is no guarantee of future results.

MID CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:      Long-term growth of capital

PORTFOLIO MANAGERS:        AIG Global Investment Corp.
                           T. Rowe Price Associates, Inc.
                           Wellington Management Company, LLP

[CHART]

GROWTH OF A $10,000 INVESTMENT

                             MID CAP
                             GROWTH            RUSSELL
                            PORTFOLIO         MIDCAP(R)
                             CLASS 1        GROWTH INDEX
    2/8/99               $        10,000   $        10,000
   2/28/99               $         9,790   $         9,862
   3/31/99               $        10,460   $        10,411
   4/30/99               $        10,840   $        10,886
   5/31/99               $        10,850   $        10,746
   6/30/99               $        11,610   $        11,496
   7/31/99               $        11,440   $        11,130
   8/31/99               $        11,260   $        11,014
   9/30/99               $        11,310   $        10,920
  10/31/99               $        12,120   $        11,765
  11/30/99               $        13,250   $        12,983
  12/31/99               $        15,498   $        15,231
 1/31/2000               $        15,272   $        15,228
 2/29/2000               $        18,460   $        18,430
 3/31/2000               $        18,399   $        18,449
 4/30/2000               $        16,841   $        16,658
 5/31/2000               $        15,652   $        15,444
 6/30/2000               $        17,199   $        17,082
 7/31/2000               $        16,779   $        16,001
 8/31/2000               $        18,716   $        18,414
 9/30/2000               $        17,712   $        17,513
10/31/2000               $        16,933   $        16,315
11/30/2000               $        14,206   $        12,769
12/31/2000               $        15,106   $        13,442
 1/31/2001               $        15,869   $        14,210
 2/28/2001               $        13,785   $        11,752
 3/31/2001               $        12,090   $        10,070
 4/30/2001               $        13,889   $        11,748
 5/31/2001               $        13,915   $        11,693
 6/30/2001               $        14,018   $        11,699
 7/31/2001               $        13,280   $        10,910
 8/31/2001               $        12,426   $        10,120
 9/30/2001               $        10,601   $         8,447
10/31/2001               $        11,326   $         9,335
11/30/2001               $        12,556   $        10,340
12/31/2001               $        13,022   $        10,733
 1/31/2002               $        12,672   $        10,385
 2/28/2002               $        12,258   $         9,796
 3/31/2002               $        13,034   $        10,544
 4/30/2002               $        12,556   $         9,985
 5/31/2002               $        12,297   $         9,687
 6/30/2002               $        11,171   $         8,618
 7/31/2002               $        10,148   $         7,781
 8/31/2002               $        10,006   $         7,754
 9/30/2002               $         9,281   $         7,138
10/31/2002               $         9,967   $         7,691
11/30/2002               $        10,653   $         8,293
12/31/2002               $         9,967   $         7,792
 1/31/2003               $         9,850   $         7,715
 2/28/2003               $         9,708   $         7,648
 3/31/2003               $         9,941   $         7,791
 4/30/2003               $        10,718   $         8,321
 5/31/2003               $        11,662   $         9,122
 6/30/2003               $        11,921   $         9,252
 7/31/2003               $        12,387   $         9,582
 8/31/2003               $        13,047   $        10,110
 9/30/2003               $        12,711   $         9,914
10/31/2003               $        13,785   $        10,713
11/30/2003               $        14,096   $        11,000
12/31/2003               $        14,329   $        11,120
 1/31/2004               $        14,795   $        11,487
 2/29/2004               $        15,080   $        11,680
 3/31/2004               $        15,080   $        11,657

MID CAP GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              51.56%     51.37%    51.11%
5-Year               7.59%       N/A       N/A
Since
Inception            8.32%     -2.02%    33.39%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

Russell Midcap(TM) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index.

PERFORMANCE REVIEW

The Mid Cap Growth Portfolio Class 1 shares posted a return of 51.56%, outpacing the 49.63% return for the Russell Mid Cap Growth Index.

Strong stock selection in the Consumer Discretionary and Industrials sectors helped drive portfolio returns to outperform the benchmark index during the reporting period, as did stock selection in specific industries such as Communications Equipment and Internet Software and Services. Top contributors to performance included COACH, INC. and INTERNATIONAL GAME (both Consumer Discretionary), as well as CAREER EDUCATION CORP. (Industrials). The portfolio also garnered positive results from holdings in stocks with returns in excess of 200% for the period including netflix.com (Consumer Discretionary), BROADCOM CORP. (Information Technology) and E TRADE FINANCIAL CORP. (Financials).

The portfolio's underweight allocation to the Information Technology sector, including an underweight to Semiconductors, as well as unfavorable stock selection in these areas, proved to be the biggest detractor from performance. Poor stock selection within the Telecom Service sector also hurt. While an underweight to the Health Care sector contributed to performance, MEDIMMUNE INC. and BIOVAIL CORP. were among the worst performing stocks in the portfolio.

               Past Performance is no guarantee of future results.

MID CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE:      Long-term growth of capital

PORTFOLIO MANAGERS:        AIG Global Investment Corp.
                           Goldman Sachs Asset Management
                           Lord, Abbett & Co.

[CHART]

GROWTH OF A $10,000 INVESTMENT

                             MID CAP           RUSSELL
                              VALUE           MIDCAP(R)
                             CLASS 1         VALUE INDEX
    2/8/99               $        10,000   $        10,000
   2/28/99               $         9,810   $         9,848
   3/31/99               $         9,980   $         9,989
   4/30/99               $        10,920   $        10,935
   5/31/99               $        11,270   $        10,981
   6/30/99               $        11,550   $        11,106
   7/31/99               $        11,230   $        10,828
   8/31/99               $        10,800   $        10,454
   9/30/99               $        10,210   $         9,925
  10/31/99               $        10,250   $        10,217
  11/30/99               $        10,260   $        10,030
  12/31/99               $        10,465   $        10,299
 1/31/2000               $        10,028   $         9,683
 2/29/2000               $         9,642   $         9,278
 3/31/2000               $        10,955   $        10,402
 4/30/2000               $        11,173   $        10,444
 5/31/2000               $        11,538   $        10,624
 6/30/2000               $        11,236   $        10,228
 7/31/2000               $        11,517   $        10,467
 8/31/2000               $        12,246   $        11,108
 9/30/2000               $        12,589   $        11,215
10/31/2000               $        12,808   $        11,428
11/30/2000               $        12,777   $        11,279
12/31/2000               $        14,074   $        12,274
 1/31/2001               $        14,040   $        12,229
 2/28/2001               $        14,153   $        12,178
 3/31/2001               $        13,734   $        11,840
 4/30/2001               $        14,458   $        12,491
 5/31/2001               $        14,831   $        12,846
 6/30/2001               $        14,729   $        12,675
 7/31/2001               $        14,763   $        12,624
 8/31/2001               $        14,537   $        12,393
 9/30/2001               $        13,361   $        11,211
10/31/2001               $        13,678   $        11,271
11/30/2001               $        14,503   $        12,059
12/31/2001               $        15,088   $        12,559
 1/31/2002               $        14,967   $        12,686
 2/28/2002               $        15,256   $        12,892
 3/31/2002               $        16,122   $        13,551
 4/30/2002               $        16,158   $        13,542
 5/31/2002               $        16,182   $        13,522
 6/30/2002               $        15,460   $        12,918
 7/31/2002               $        14,030   $        11,654
 8/31/2002               $        14,210   $        11,789
 9/30/2002               $        13,032   $        10,599
10/31/2002               $        13,356   $        10,936
11/30/2002               $        14,162   $        11,624
12/31/2002               $        13,767   $        11,348
 1/31/2003               $        13,291   $        11,034
 2/28/2003               $        12,949   $        10,851
 3/31/2003               $        12,961   $        10,888
 4/30/2003               $        13,816   $        11,716
 5/31/2003               $        14,805   $        12,747
 6/30/2003               $        14,976   $        12,836
 7/31/2003               $        15,270   $        13,235
 8/31/2003               $        15,856   $        13,705
 9/30/2003               $        15,685   $        13,598
10/31/2003               $        16,626   $        14,597
11/30/2003               $        17,102   $        15,020
12/31/2003               $        17,827   $        15,668
 1/31/2004               $        18,197   $        16,081
 2/29/2004               $        18,837   $        16,479
 3/31/2004               $        18,960   $        16,506

MID CAP VALUE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              46.29%     46.09%    45.86%
5-Year              13.69%       N/A       N/A
Since
Inception           13.25%     13.32%    28.60%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

Russell Midcap(TM) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index.

PERFORMANCE REVIEW

The Mid Cap Value Portfolio Class 1 shares posted a return of 46.29% for the twelve-month reporting period ended March 31, 2004. By comparison, the Russell Mid Cap Value Index returned 51.60% over the same period.

Although the portfolio performed well in absolute terms during the reporting period, one of the primary reasons it trailed its benchmark was due to its underweight position in the Information Technology sector and an overweight position in the Energy sector relative to the index. Stock selection within the Financials, Consumer Discretionary, and Utilities sectors also hurt performance. The biggest detractor for the year was NEWELL RUBBERMAID (Consumer Discretionary). Other examples of underperforming stock holdings for the period included EL PASO CORP. (Utilities) and ANTEON INTERNATIONAL (Information Technology).

On the positive-side, the portfolio's overweight to Consumer Discretionary, one of the better performing sectors, and underweight to Utilities, one of poorer performing sectors, benefited performance. Positive results were also garnered from its investments in the Industrial and Health Care sectors. Strong results from MONSANTO and GEORGIA PACIFIC (both Materials) helped, and provided the most contribution for the period. Other stock holdings, such as AETNA, INC. (Health
Care), ACTIVISION, INC. (Information Technology), and FEDERATED DEPARTMENT STORES, INC. (Consumer Discretionary) were also additive to portfolio performance for the annual period.

               Past Performance is no guarantee of future results.

SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVE:      Long-term growth of capital

PORTFOLIO MANAGERS:        AIG Global Investment Corp.
                           AIG SunAmerica Asset Management Corp.
                           Lord, Abbett & Co. LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                            SMALL CAP          RUSSELL
                             CLASS 1        2000(R) INDEX
    2/8/99               $        10,000   $        10,000
   2/28/99               $         9,510   $         9,541
   3/31/99               $         9,910   $         9,690
   4/30/99               $        10,530   $        10,558
   5/31/99               $        10,510   $        10,712
   6/30/99               $        11,120   $        11,196
   7/31/99               $        10,830   $        10,889
   8/31/99               $        10,540   $        10,486
   9/30/99               $        10,550   $        10,489
  10/31/99               $        10,750   $        10,531
  11/30/99               $        11,780   $        11,160
  12/31/99               $        13,677   $        12,423
 1/31/2000               $        13,222   $        12,224
 2/29/2000               $        15,570   $        14,242
 3/31/2000               $        14,567   $        13,303
 4/30/2000               $        13,191   $        12,503
 5/31/2000               $        12,322   $        11,774
 6/30/2000               $        14,091   $        12,800
 7/31/2000               $        13,170   $        12,389
 8/31/2000               $        14,525   $        13,334
 9/30/2000               $        13,977   $        12,942
10/31/2000               $        12,922   $        12,364
11/30/2000               $        11,256   $        11,095
12/31/2000               $        12,004   $        12,048
 1/31/2001               $        12,295   $        12,675
 2/28/2001               $        10,953   $        11,843
 3/31/2001               $        10,168   $        11,264
 4/30/2001               $        11,054   $        12,145
 5/31/2001               $        11,269   $        12,444
 6/30/2001               $        11,421   $        12,873
 7/31/2001               $        10,801   $        12,177
 8/31/2001               $        10,294   $        11,783
 9/30/2001               $         8,800   $        10,197
10/31/2001               $         9,345   $        10,794
11/30/2001               $        10,016   $        11,630
12/31/2001               $        10,535   $        12,347
 1/31/2002               $        10,307   $        12,219
 2/28/2002               $         9,940   $        11,884
 3/31/2002               $        10,586   $        12,839
 4/30/2002               $        10,472   $        12,956
 5/31/2002               $        10,104   $        12,381
 6/30/2002               $         9,509   $        11,767
 7/31/2002               $         8,142   $         9,990
 8/31/2002               $         8,129   $         9,964
 9/30/2002               $         7,597   $         9,249
10/31/2002               $         7,787   $         9,545
11/30/2002               $         8,344   $        10,397
12/31/2002               $         7,901   $         9,818
 1/31/2003               $         7,686   $         9,546
 2/28/2003               $         7,496   $         9,258
 3/31/2003               $         7,610   $         9,377
 4/30/2003               $         8,230   $        10,266
 5/31/2003               $         8,977   $        11,368
 6/30/2003               $         9,142   $        11,574
 7/31/2003               $         9,649   $        12,298
 8/31/2003               $        10,104   $        12,862
 9/30/2003               $         9,838   $        12,624
10/31/2003               $        10,586   $        13,684
11/30/2003               $        10,839   $        14,170
12/31/2003               $        10,877   $        14,458
 1/31/2004               $        11,244   $        15,086
 2/29/2004               $        11,244   $        15,221
 3/31/2004               $        11,307   $        15,363

SMALL CAP PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              48.59%     48.41%    48.08%
5-Year               2.67%       N/A       N/A
Since
Inception            2.42%     -3.68%    29.63%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, and generally represents less than 20% of the total market capitalization of the Russell 3000(R) Index.

PERFORMANCE REVIEW

For the twelve-month period ended March 31, 2004, the Small Cap Portfolio Class 1 shares returned 48.59%, compared to a 63.83% return by the Russell 2000 Index.

The portfolio's return versus the benchmark index was hurt primarily by poor stock selection and to a lesser degree by unfavorable sector allocations. In addition the portfolio's bias toward larger names had a significant impact, as the smallest capitalization companies generally outperformed during the period. Holdings within the Health Care, Information Technology and Energy sectors detracted the most from results. The cash position was also a drag on performance. Among the largest detractors on an individual stock basis were NOVOSTE CORP. (Healthcare Equipment), FTI CONSULTING (Commercial Service & Supply), and MEMC ELECTRONIC MATERIALS, INC. (Semiconductors). Some of the portfolio's underperformance in the Information Technology sector also resulted from holding lower weightings in some of the top performing stocks in the sector.

Positive contributors to portfolio performance were underweight positions in the Financials (particularly Commercial Banks) and Utility sectors. An overweight position in the Health Care and Information Technology sectors also aided performance. Individual stock holdings that out-performed during the reporting period included ISHARES TR. (Financial Services), SONUS NETWORKS (Communications Equipment), and amazon.com (Internet & Catalog Retail).

               Past Performance is no guarantee of future results.

INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE:      Long-term growth of capital

PORTFOLIO MANAGERS:        AIG Global Investment Corp.
                           Goldman Sachs Asset Management International
                           Lord, Abbett & Co. LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                          INTERNATIONAL       MSCI EAFE
                          EQUITY CLASS 1       INDEX
    2/8/99               $        10,000   $        10,000
   2/28/99               $         9,930   $         9,959
   3/31/99               $        10,340   $        10,375
   4/30/99               $        10,900   $        10,795
   5/31/99               $        10,300   $        10,239
   6/30/99               $        10,690   $        10,639
   7/31/99               $        10,990   $        10,955
   8/31/99               $        11,010   $        10,995
   9/30/99               $        10,900   $        11,106
  10/31/99               $        11,200   $        11,521
  11/30/99               $        11,870   $        11,922
  12/31/99               $        12,924   $        12,992
 1/31/2000               $        12,677   $        12,166
 2/29/2000               $        13,593   $        12,494
 3/31/2000               $        13,583   $        12,978
 4/30/2000               $        12,441   $        12,295
 5/31/2000               $        12,070   $        11,995
 6/30/2000               $        12,492   $        12,464
 7/31/2000               $        12,235   $        11,941
 8/31/2000               $        12,420   $        12,045
 9/30/2000               $        11,710   $        11,459
10/31/2000               $        11,298   $        11,188
11/30/2000               $        10,331   $        10,768
12/31/2000               $        10,621   $        11,151
 1/31/2001               $        10,804   $        11,145
 2/28/2001               $         9,791   $        10,310
 3/31/2001               $         8,951   $         9,623
 4/30/2001               $         9,738   $        10,291
 5/31/2001               $         9,436   $         9,928
 6/30/2001               $         8,962   $         9,522
 7/31/2001               $         8,693   $         9,349
 8/31/2001               $         8,359   $         9,112
 9/30/2001               $         7,594   $         8,189
10/31/2001               $         7,799   $         8,399
11/30/2001               $         8,046   $         8,708
12/31/2001               $         8,035   $         8,760
 1/31/2002               $         7,558   $         8,295
 2/28/2002               $         7,579   $         8,353
 3/31/2002               $         7,981   $         8,805
 4/30/2002               $         7,991   $         8,863
 5/31/2002               $         8,002   $         8,975
 6/30/2002               $         7,623   $         8,618
 7/31/2002               $         6,809   $         7,767
 8/31/2002               $         6,690   $         7,750
 9/30/2002               $         5,909   $         6,917
10/31/2002               $         6,105   $         7,289
11/30/2002               $         6,322   $         7,620
12/31/2002               $         6,121   $         7,364
 1/31/2003               $         5,871   $         7,056
 2/28/2003               $         5,718   $         6,894
 3/31/2003               $         5,577   $         6,759
 4/30/2003               $         6,099   $         7,421
 5/31/2003               $         6,415   $         7,871
 6/30/2003               $         6,568   $         8,061
 7/31/2003               $         6,688   $         8,256
 8/31/2003               $         6,862   $         8,456
 9/30/2003               $         7,058   $         8,716
10/31/2003               $         7,483   $         9,260
11/30/2003               $         7,602   $         9,466
12/31/2003               $         8,077   $        10,205
 1/31/2004               $         8,253   $        10,349
 2/29/2004               $         8,418   $        10,588
 3/31/2004               $         8,528   $        10,648

INTERNATIONAL EQUITY PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              52.92%     52.53%    52.29%
5-Year              -3.78%       N/A       N/A
Since
Inception           -3.05%     -7.43%    25.74%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index that includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The Index is weighted by market capitalization and therefore has a heavy representation in countries with large stock markets, such as Japan.

PERFORMANCE REVIEW

The International Equity Portfolio Class 1 shares returned 52.92% for the twelve-month reporting period ended March 31, 2004, trailing the 57.54% return of the MSCI EAFE Index.

One of the primary detractors from portfolio performance was stock selection in Japan. Examples of Japanese stocks that detracted from portfolio performance included FUJI PHOTO FILM CO., and KAO CORP. An underweight position to Germany, one of the best performing developed countries, also detracted from performance although stock selection within Germany was robust. Sector-wise, investments in the Information Technology sector held back overall returns for the reporting period, despite a portfolio overweight in this strong performing area of the market. In certain cases, it was smaller allocations to a few of the top performing Technology names that hurt performance most. Examples include lastminute.com., EPCOS, and SEZ HOLDING.

Selective stock selection was a key contributor to absolute portfolio results, especially in the Consumer Discretionary sector. PUMA and ESPRIT HOLDINGS were among the top performing holdings. An underweight position, and favorable stock selection within the Energy sector was additive to portfolio performance. TOTAL and YUKOS, in particular, are a couple of stock holdings within the sector that stood out among positive contributors. An underweight position in the U.K. and good stock selection in France also helped. Other positive contributors to performance included PROMINA GROUP (Insurance), NEWCREST MINING (Metals & Mining), and EADS (Aerospace & Defense).

               Past Performance is no guarantee of future results.

DIVERSIFIED FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE:      Relatively high current income and secondarily
                           capital appreciation

PORTFOLIO MANAGERS:        AIG Global Investment Corp.
                           AIG SunAmerica Asset Management Corp.
                           Wellington Management Company, LLP

[CHART]

GROWTH OF A $10,000 INVESTMENT

                                               LEHMAN
                           DIVERSIFIED      BROTHERS U.S.
                          FIXED INCOME       AGGREGATE
                             CLASS 1           INDEX
    2/8/99               $        10,000   $        10,000
   2/28/99               $         9,880   $         9,921
   3/31/99               $         9,940   $         9,976
   4/30/99               $         9,980   $        10,008
   5/31/99               $         9,850   $         9,920
   6/30/99               $         9,820   $         9,888
   7/31/99               $         9,790   $         9,846
   8/31/99               $         9,770   $         9,841
   9/30/99               $         9,850   $         9,956
  10/31/99               $         9,860   $         9,992
  11/30/99               $         9,910   $         9,991
  12/31/99               $         9,863   $         9,943
 1/31/2000               $         9,842   $         9,911
 2/29/2000               $         9,957   $        10,031
 3/31/2000               $        10,061   $        10,163
 4/30/2000               $        10,030   $        10,134
 5/31/2000               $         9,988   $        10,128
 6/30/2000               $        10,187   $        10,339
 7/31/2000               $        10,260   $        10,433
 8/31/2000               $        10,406   $        10,584
 9/30/2000               $        10,417   $        10,651
10/31/2000               $        10,427   $        10,721
11/30/2000               $        10,479   $        10,897
12/31/2000               $        10,677   $        11,100
 1/31/2001               $        10,877   $        11,281
 2/28/2001               $        10,976   $        11,379
 3/31/2001               $        10,932   $        11,436
 4/30/2001               $        10,799   $        11,388
 5/31/2001               $        10,844   $        11,456
 6/30/2001               $        10,855   $        11,500
 7/31/2001               $        11,065   $        11,757
 8/31/2001               $        11,165   $        11,893
 9/30/2001               $        11,220   $        12,031
10/31/2001               $        11,431   $        12,282
11/30/2001               $        11,276   $        12,112
12/31/2001               $        11,177   $        12,035
 1/31/2002               $        11,245   $        12,132
 2/28/2002               $        11,348   $        12,250
 3/31/2002               $        11,131   $        12,047
 4/30/2002               $        11,325   $        12,280
 5/31/2002               $        11,393   $        12,385
 6/30/2002               $        11,485   $        12,492
 7/31/2002               $        11,587   $        12,643
 8/31/2002               $        11,792   $        12,856
 9/30/2002               $        11,998   $        13,064
10/31/2002               $        11,907   $        13,005
11/30/2002               $        11,895   $        13,001
12/31/2002               $        12,145   $        13,270
 1/31/2003               $        12,122   $        13,281
 2/28/2003               $        12,283   $        13,465
 3/31/2003               $        12,260   $        13,455
 4/30/2003               $        12,363   $        13,566
 5/31/2003               $        12,661   $        13,819
 6/30/2003               $        12,604   $        13,791
 7/31/2003               $        12,065   $        13,327
 8/31/2003               $        12,157   $        13,416
 9/30/2003               $        12,535   $        13,771
10/31/2003               $        12,397   $        13,643
11/30/2003               $        12,420   $        13,675
12/31/2003               $        12,546   $        13,814
 1/31/2004               $        12,663   $        13,926
 2/29/2004               $        12,781   $        14,076
 3/31/2004               $        12,886   $        14,182

DIVERSIFIED FIXED INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              5.11%      4.97%     4.84%
5-Year              5.33%       N/A       N/A
Since
Inception           5.06%      6.13%     5.07%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

PERFORMANCE REVIEW

The Diversified Fixed Income Portfolio Class 1 shares returned 5.11%, slightly trailing the Lehman Brothers U.S. Aggregate Index return of 5.41% for the twelve-month period ended March 31, 2004.

An overweight allocation to U.S. Treasuries and unfavorable issue selection within Agencies were among the key factors that contributed to the portfolio's underperformance for the one-year period. In a reporting period marked by volatility in the Treasury markets, the portfolio's overweight position and favorable security selection in lower-rated corporate bonds helped performance, as lower-quality credits generally out-performed higher-quality ones throughout the reporting period.

Overweight allocations to the Industrials and Finance sectors, and strong stock selection among issues in these groups contributed to performance. The portfolio maintained an underweight in Agencies in favor of AAA corporates that also buttressed overall returns by period-end. Overall however, individual issue selection was more additive to portfolio returns than selection among economic, maturity and quality sectors.

               Past Performance is no guarantee of future results.

FOCUS GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:      Long-term growth of capital

PORTFOLIO MANAGERS:        Fred Alger Management, Inc.
                           Marsico Capital Management, LLC
                           Salomon Brothers Asset Management, Inc.

[CHART]

GROWTH OF A $10,000 INVESTMENT

                                                              RUSSELL 1000
                          FOCUS GROWTH        S&P 500(R)        GROWTH(R)
                             CLASS 1            INDEX            INDEX
  7/5/2000               $        10,000   $        10,000   $        10,000
 7/31/2000               $         9,900   $         9,898   $         9,825
 8/31/2000               $        10,800   $        10,513   $        10,715
 9/30/2000               $         9,610   $         9,958   $         9,701
10/31/2000               $         8,990   $         9,916   $         9,242
11/30/2000               $         8,040   $         9,134   $         7,880
12/31/2000               $         8,150   $         9,179   $         7,631
 1/31/2001               $         8,330   $         9,505   $         8,158
 2/28/2001               $         7,570   $         8,638   $         6,773
 3/31/2001               $         7,190   $         8,091   $         6,036
 4/30/2001               $         7,860   $         8,719   $         6,799
 5/31/2001               $         7,940   $         8,778   $         6,699
 6/30/2001               $         7,570   $         8,564   $         6,544
 7/31/2001               $         7,440   $         8,480   $         6,380
 8/31/2001               $         6,910   $         7,949   $         5,859
 9/30/2001               $         6,320   $         7,307   $         5,274
10/31/2001               $         6,600   $         7,447   $         5,550
11/30/2001               $         7,180   $         8,018   $         6,084
12/31/2001               $         7,220   $         8,088   $         6,072
 1/31/2002               $         7,090   $         7,970   $         5,965
 2/28/2002               $         6,860   $         7,816   $         5,717
 3/31/2002               $         7,060   $         8,110   $         5,915
 4/30/2002               $         6,860   $         7,619   $         5,432
 5/31/2002               $         6,810   $         7,562   $         5,301
 6/30/2002               $         6,470   $         7,024   $         4,811
 7/31/2002               $         5,680   $         6,476   $         4,546
 8/31/2002               $         5,730   $         6,519   $         4,560
 9/30/2002               $         5,400   $         5,810   $         4,087
10/31/2002               $         5,720   $         6,322   $         4,462
11/30/2002               $         5,930   $         6,694   $         4,704
12/31/2002               $         5,560   $         6,301   $         4,379
 1/31/2003               $         5,500   $         6,135   $         4,273
 2/28/2003               $         5,430   $         6,043   $         4,253
 3/31/2003               $         5,490   $         6,102   $         4,332
 4/30/2003               $         5,920   $         6,604   $         4,653
 5/31/2003               $         6,380   $         6,952   $         4,885
 6/30/2003               $         6,480   $         7,041   $         4,952
 7/31/2003               $         6,720   $         7,165   $         5,075
 8/31/2003               $         6,960   $         7,304   $         5,202
 9/30/2003               $         6,880   $         7,227   $         5,146
10/31/2003               $         7,410   $         7,635   $         5,435
11/30/2003               $         7,530   $         7,703   $         5,492
12/31/2003               $         7,870   $         8,106   $         5,682
 1/31/2004               $         7,910   $         8,255   $         5,798
 2/29/2004               $         7,950   $         8,370   $         5,835
 3/31/2004               $         7,920   $         8,243   $         5,726

FOCUS GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 1*   CLASS 2*  CLASS 3*
1-Year              44.26%     44.06%    43.88%
5-Year                N/A        N/A       N/A
Since
Inception           -6.05%     -3.56%    26.20%

* Inception date for Class 1: 7/5/00; Class 2: 10/16/00; Class 3: 11/11/02

The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price earnings ratios, lower dividend yields and higher forecasted growth values.

PERFORMANCE REVIEW

For the twelve-month reporting period ended March 31, 2004, the Focus Growth Portfolio Class 1 shares returned 44.26%, outperforming the Russell 1000 Growth Index return of 32.18%.

Most of the portfolio's outperformance relative to the benchmark was achieved through superior stock selection. Holdings in the Health Care sector (notably the Biotechnology industry), Consumer Discretionary (Media), and Industrials (Conglomerates) were key drivers. Many of the top contributors were among the best performing stocks in the market including, GENENTECH, INC. (Health Care), LENNAR CORP. (Consumer Discretionary), TYCO INTERNATIONAL (Industrials), NETFLIX, INC. (Consumer Discretionary) and XM SATELLITE RADIO HOLDINGS, INC. (Consumer Discretionary). Sector allocations were marginally additive, with a beneficial overweight in Consumer Discretionary and a beneficial underweight in Health Care providing the most contribution. Performance was also helped by holding a larger concentration of stocks with high betas. In general, these more volatile stocks outperformed lower beta stocks during the period.

On the negative-side, select portfolio holdings such as amazon.com, JOHNSON & JOHNSON, CISCO SYSTEMS, INC. and PEOPLESOFT, INC. detracted the most from results for the period. Security selection within the Financials sector (notably the Consumer Finance and Capital Markets industries) and Consumer Staples sector also had a negative impact. Portfolio performance was further hindered by its bias toward the larger capitalization stocks, which produced lower returns over the one-year period than the stocks of medium sized companies.

               Past Performance is no guarantee of future results.

FOCUS TECHNET PORTFOLIO

INVESTMENT OBJECTIVE:      Long-term growth of capital

PORTFOLIO MANAGERS:        AIG SunAmerica Asset Management Corp.
                           BAMCO, Inc.
                           RCM Global Investors, LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                          FOCUS TECHNET       NASDAQ 100
                             CLASS 2            INDEX
12/29/2000               $        10,000   $        10,000
12/31/2000               $        10,000   $        11,074
 1/31/2001               $        11,100   $         8,150
 2/28/2001               $         7,540   $         6,719
 3/31/2001               $         5,730   $         7,924
 4/30/2001               $         7,050   $         7,688
 5/31/2001               $         6,780   $         7,818
 6/30/2001               $         6,520   $         7,192
 7/31/2001               $         5,570   $         6,279
 8/31/2001               $         4,570   $         4,991
 9/30/2001               $         3,360   $         5,831
10/31/2001               $         3,960   $         6,819
11/30/2001               $         4,690   $         6,738
12/31/2001               $         4,960   $         6,624
 1/31/2002               $         4,740   $         5,809
 2/28/2002               $         4,050   $         6,209
 3/31/2002               $         4,400   $         5,458
 4/30/2002               $         3,730   $         5,165
 5/31/2002               $         3,440   $         4,494
 6/30/2002               $         3,090   $         4,113
 7/31/2002               $         2,900   $         4,029
 8/31/2002               $         2,840   $         3,559
 9/30/2002               $         2,500   $         4,231
10/31/2002               $         2,770   $         4,773
11/30/2002               $         3,240   $         4,209
12/31/2002               $         2,710   $         4,204
 1/31/2003               $         2,760   $         4,321
 2/28/2003               $         2,770   $         4,359
 3/31/2003               $         2,840   $         4,734
 4/30/2003               $         3,210   $         5,128
 5/31/2003               $         3,710   $         5,144
 6/30/2003               $         3,810   $         5,467
 7/31/2003               $         3,970   $         5,743
 8/31/2003               $         4,240   $         5,583
 9/30/2003               $         4,220   $         6,069
10/31/2003               $         4,720   $         6,104
11/30/2003               $         4,610   $         6,292
12/31/2003               $         4,800   $         6,401
 1/31/2004               $         5,010   $         6,305
 2/29/2004               $         4,990   $         6,168
 3/31/2004               $         5,070

FOCUS TECHNET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 2*    CLASS 3*
1-Year              78.52%      78.52%
5-Year                N/A         N/A
Since
Inception          -18.85%      51.51%

* Inception date for Class 2: 12/29/00; Class 3: 11/11/02

The Nasdaq-100 Index tracks the performance of the 100 largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The Nasdaq-100 Index is calculated under a modified capitalization-weighted methodology.

PERFORMANCE REVIEW

For the twelve-month reporting period ended March 31, 2004, the Focus TechNet Portfolio Class 2 shares returned 78.52%, versus a 41.49% return by the NASDAQ 100 Index.

The portfolio outperformed the index primarily due to superior stock selection within the Information Technology sector. Stock picking was especially strong in select industries such as Software (led by RED HAT INC. AND BUSINESS OBJECTS), Communications Equipment (such as SONUS NETWORKS, INC. and JUNIPER NETWORKS, INC.), and Semiconductor Equipment & Products (including MARVEL TECHNOLOGY GR. and PMC-SIERRA, INC.). Several non-technology stocks that have been a beneficiary of technological advancement also aided portfolio results for the period. Online brokerage company E*TRADE FINANCIAL CORP. was a strong contributor, and CAREER EDUCATION CORP. performed well due to growth in online enrollment.

In an otherwise stellar reporting period, there were a few negative performers for the portfolio. Key detractors within the Information Technology sector included MACROMEDIA, INC. (Software), sohu.com, INC. (Internet Software), and FLEXTRONICS INTERNATIONAL. INC. (Electronic Equipment). Select stocks within the Telecomm Communications Equipment and Wireless Telecomm Service groups also did not perform favorably during their holding periods. Examples included NORTEL NETWORKS and QUALCOMM, as well as AT&T WIRELESS SERVICES. and AMERICAN TOWER CORP. The portfolio's cash position was another key drag on performance, as technology stocks posted notably strong returns for the one-year period.

               Past Performance is no guarantee of future results.

FOCUS GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE:      Long-term growth of capital and current income

PORTFOLIO MANAGERS:        Harris Associates L.P.
                           Marsico Capital Management, LLC
                           Thornburg Investment Management, Inc.

[CHART]

GROWTH OF A $10,000 INVESTMENT

                          FOCUS GROWTH
                           AND INCOME         S&P 500(R)
                             CLASS 2            INDEX
12/29/2000               $        10,000   $        10,000
12/31/2000               $        10,000   $        10,355
 1/31/2001               $        10,220   $         9,411
 2/28/2001               $         9,040   $         8,814
 3/31/2001               $         8,430   $         9,499
 4/30/2001               $         8,990   $         9,563
 5/31/2001               $         8,960   $         9,330
 6/30/2001               $         8,780   $         9,239
 7/31/2001               $         8,550   $         8,660
 8/31/2001               $         7,960   $         7,961
 9/30/2001               $         7,500   $         8,113
10/31/2001               $         7,550   $         8,735
11/30/2001               $         8,230   $         8,812
12/31/2001               $         8,164   $         8,683
 1/31/2002               $         8,054   $         8,516
 2/28/2002               $         7,904   $         8,836
 3/31/2002               $         8,324   $         8,300
 4/30/2002               $         8,314   $         8,239
 5/31/2002               $         8,404   $         7,652
 6/30/2002               $         7,774   $         7,056
 7/31/2002               $         6,994   $         7,102
 8/31/2002               $         7,184   $         6,330
 9/30/2002               $         6,383   $         6,887
10/31/2002               $         6,884   $         7,293
11/30/2002               $         7,124   $         6,864
12/31/2002               $         6,764   $         6,685
 1/31/2003               $         6,744   $         6,584
 2/28/2003               $         6,674   $         6,648
 3/31/2003               $         6,784   $         7,195
 4/30/2003               $         7,384   $         7,574
 5/31/2003               $         7,894   $         7,671
 6/30/2003               $         8,074   $         7,806
 7/31/2003               $         8,104   $         7,958
 8/31/2003               $         8,284   $         7,874
 9/30/2003               $         8,174   $         8,319
10/31/2003               $         8,635   $         8,392
11/30/2003               $         8,885   $         8,832
12/31/2003               $         9,145   $         8,994
 1/31/2004               $         9,145   $         9,119
 2/29/2004               $         9,295   $         8,981
 3/31/2004               $         9,285

FOCUS GROWTH AND INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 2*    CLASS 3*
1-Year              36.87%      36.73%
5-Year                N/A         N/A
Since
Inception           -2.26%      22.97%

* Inception date for Class 2: 12/29/00; Class 3: 11/11/02

The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publically in the United States.

PERFORMANCE REVIEW

For the twelve-month reporting period ended March 31, 2004, the Focus Growth and Income Portfolio Class 2 shares returned 36.87%, ahead of the S & P 500 Index return of 35.10%.

A main contributor to the portfolio's outperformance of the index during the reporting period was strong stock selection. Stock picking within the Health Care sector was favorable, especially among holdings in the Biotechnology industry such as GENENTECH INC. An overweight allocation and good stock selection in the Consumer Discretionary sector also helped. Top performers in this sector included HYUNDAI MOTORS, LENNAR CORP. AND HOME DEPOT INC. Several companies in the Information Technology sector, including ELECTRONIC ARTS, INC. and HEWLETT PACKARD CO., also added to portfolio performance.

A few stock selections, however, did not perform well over the period. Most prominent among these were CIRCUIT CITY, VIACOM INC. AND PROGRESS ENERGY INC. Overall, holdings within the Financials and Industrials sectors detracted from performance. Examples included FEDERAL HOME LOAN MORTGAGE CO. (Financials) and RAYTHEON (Industrials). A modest cash position was also a drag on performance, as the equity markets posted strong returns for the one-year period.

               Past Performance is no guarantee of future results.

FOCUS VALUE PORTFOLIO

INVESTMENT OBJECTIVE:      Long-term growth of capital

PORTFOLIO MANAGERS:        American Century Investment Management, Inc.
                           J.P. Morgan Asset Management, Inc.
                           Third Avenue Management LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                                               RUSSELL
                           FOCUS VALUE      1000 VALUE(R)
                             CLASS 2            INDEX
 10/1/2001               $        10,000   $        10,000
10/31/2001               $        10,450   $         9,914
11/30/2001               $        11,240   $        10,490
12/31/2001               $        11,770   $        10,737
 1/31/2002               $        11,286   $        10,655
 2/28/2002               $        11,215   $        10,672
 3/31/2002               $        11,790   $        11,177
 4/30/2002               $        11,255   $        10,793
 5/31/2002               $        11,407   $        10,847
 6/30/2002               $        10,276   $        10,225
 7/31/2002               $         9,327   $         9,274
 8/31/2002               $         9,358   $         9,344
 9/30/2002               $         8,419   $         8,305
10/31/2002               $         9,115   $         8,921
11/30/2002               $         9,923   $         9,482
12/31/2002               $         9,312   $         9,071
 1/31/2003               $         9,291   $         8,851
 2/28/2003               $         9,102   $         8,615
 3/31/2003               $         9,197   $         8,629
 4/30/2003               $        10,015   $         9,389
 5/31/2003               $        11,001   $         9,995
 6/30/2003               $        11,105   $        10,120
 7/31/2003               $        11,420   $        10,271
 8/31/2003               $        11,850   $        10,431
 9/30/2003               $        11,798   $        10,329
10/31/2003               $        12,374   $        10,961
11/30/2003               $        12,595   $        11,110
12/31/2003               $        13,213   $        11,795
 1/31/2004               $        13,748   $        12,002
 2/29/2004               $        14,105   $        12,259
 3/31/2004               $        13,748   $        12,152

FOCUS VALUE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/04

                 CLASS 2*    CLASS 3*
1-Year              49.49%      49.26%
5-Year                N/A         N/A
Since
Inception           13.60%      33.38%

* Inception date for Class 2: 10/01/01; Class 3: 11/11/02

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

PERFORMANCE REVIEW

The Focus Value Portfolio Class 2 shares returned 49.49% for the twelve-month reporting period ended March 31, 2004, outperforming the 40.82% of the Russell 1000 Value Index.

Superior security selection was the key contributor to portfolio outperformance for the reporting period. Stocks in the Financials sector bolstered overall portfolio results with a strong showing from such companies as E*TRADE FINANCIAL CORP. and CIT GROUP, as well as CATELLUS DEVELOPMENT and FOREST CITY ENTERPRISES in the real estate area. Information Technology stocks, including AVX CORP. and KEMET CORP were additive, as were investments in the Consumer Staples sector, notably KIMBERLY CLARK and ALTRIA GROUP. The portfolio's overweight to middle capitalization stocks relative to the benchmark index was also additive, as stocks of medium sized companies outperformed large capitalization stocks over the last 12-months.

Some of the portfolio's positive results were offset by poor performance from select investments in the Industrials sector, notably DELUXE CORP. and UNION PACIFIC CORP. Other individual stock holdings that detracted from the return for the reporting period were spread across a number of sectors. Examples included MERCK & CO. (Health Care), MICROSOFT (Information Technology), SBC Communications (Telecomm Service) and FEDERAL NATIONAL MORTGAGE ASSOCIATION (Financials). The portfolio's cash position was another drag on performance, as stocks posted particularly strong returns for the one-year period.

               Past Performance is no guarantee of future results.

CASH MANAGEMENT PORTFOLIO

PERFORMANCE REVIEW

For the twelve-month reporting period ended March 31, 2004, the Cash Management Portfolio Class 1 shares returned 0.37%.

During the reporting period, the Federal Reserve Board lowered the federal funds rate by 25 basis points to 1.00% in June of 2003. The Federal Open Market Committee policy makers believed this accommodative stance, with strong underlying productivity growth, would provide needed support to economic activity. Despite strong growth, inflationary pressures remained benign through the period, and the short end of the yield curve was quite flat. The portfolio sought to combat the prevailing low yield environment during the period by actively managing the duration of its investments, and investing in securities that had one month to thirteen-month maturities. The weighted average maturity was consistently longer than the Donoghue Money Market Average throughout the reporting period.

               Past Performance is no guarantee of future results.

[AIG SUNAMERICA(R) LOGO]                                           Presorted
THE RETIREMENT SPECIALIST                                          Standard
1 SunAmerica Center                                            U.S. Postage Paid
Los Angeles, CA 90067-6022                                        Towne, Inc.

ADDRESS SERVICE REQUESTED


J-1906-AR (R 5/04)

Item 2. Code of Ethics.

Seasons Series Trust (the "Trust") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that Allan Sher qualifies as an audit committee financial expert, as defined in instruction 2(b) of item 3 of Form N-CSR. Mr. Sher is considered an independent Trustee pursuant to paragraph
(a)(2) of item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)-(d) Aggregate fees billed to the Trust for the last two fiscal years for professional services rendered by the Trust's principal accountant were as follows:

                                      2003            2004
         Audit Fees                $ 355,929       $ 423,360
         Audit-Related Fees        $ 175,500       $ 173,262
         Tax Fees                  $  83,925       $  81,400
         All Other Fees            $       0       $       0


Audit Fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the Trust's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e) (1) During its regularly scheduled meetings, The Trust's audit committee pre-approves all audit services provided by the Trust's principal accountant for the Trust and all non-audit services provided by the Trust's principal accountant for the Trust, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the Trust, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the Trust. The Audit Committee also pre-approves tax advice, provided that the cost of the advice is less than $10,000 per occurrence. All such tax advice will be communicated to the Audit Committee Chairman as soon as practicable and will be reported to the Audit Committee at the next scheduled meeting.

     The Chairman of the Trust's Audit Committee may consider, on the Audit Committee's behalf, any non-audit services that have not been pre-approved at their regularly scheduled meetings and either, at his discretion, pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, or refer such matter to the full Audit Committee for its consideration and action. The Chairman in approving a requested non-audit service shall present to the full Audit Committee such action for ratification not later than at the next scheduled Committee meeting.

     (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the Trust's principal accountant for non-audit services rendered to the Registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the Trust for 2004 and 2003 were $1,493,934 and $783,854, respectively.

(h) Non-audit services rendered to the Registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the Trust's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

     (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

     (3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By: /s/ Robert M. Zakem
Robert M. Zakem
President
Date:  June 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
Robert M. Zakem
President

Date: June 9, 2004

By: /s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: June 9, 2004